UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31,2007

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 0.00%**

U.S. TREASURY SECURITIES - 0.00%**
$ 325,000		United States Treasury Note	5.000%	02/15/11	$331
		TOTAL U.S. TREASURY SECURITIES			331

		TOTAL GOVERNMENT BONDS			331
		(Cost $321)
SHARES

MUTUAL FUNDS - 0.00%**

1,598,400	a,m,v*	First NIS Regional Fund SICAV			16

		TOTAL MUTUAL FUNDS			16
		(Cost $2,797)

PREFERRED STOCKS - 0.01%

SECURITY AND COMMODITY BROKERS - 0.01%
10,000	m,v*	Goldman Sachs Group, Inc			9,974
		TOTAL SECURITY AND COMMODITY BROKERS			9,974

		TOTAL PREFERRED STOCKS			9,974
		(Cost $10,000)

COMMON STOCKS - 99.71%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
37,393,278		Centrais Eletricas Brasileiras S.A.			813
54,025,562		Centrais Eletricas Brasileiras S.A.			1,204
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS			2,017

AGRICULTURAL PRODUCTION-CROPS - 0.01%
245,089	e*	Chiquita Brands International, Inc			3,436
3,600	e	Cresud S.A. (ADR)			74
236,843	*	Gallaher Group plc			5,281
132,500		Gudang Garam Tbk PT			154
		TOTAL AGRICULTURAL PRODUCTION-CROPS			8,945

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
246,507	e	Pilgrim's Pride Corp			8,181
2,364		Seaboard Corp			5,343
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK			13,524

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
AGRICULTURAL SERVICES - 0.02%
1,518,000		Chaoda Modern Agriculture	$1,064
806,450		Yara International ASA	22,257
		TOTAL AGRICULTURAL SERVICES	23,321

AMUSEMENT AND RECREATION SERVICES - 0.40%
2,079,895	*	Activision, Inc	39,393
608,220	e	Aristocrat Leisure Ltd	8,071
658,718	e*	Bally Technologies, Inc	15,533
216,522	e,v*	Bally Total Fitness Holding Corp	431
716,700		Berjaya Sports Toto BHD	966
44,428	m,v	BETonSPORTS plc	-	^
7,685	e*	bwin Interactive Entertainment	361
92,404	e*	Century Casinos, Inc	762
1,168,000		China Travel International Inv HK	546
49,825		Churchill Downs, Inc	2,262
81,009		Dover Downs Gaming & Entertainment, Inc	1,043
146,086	e	Dover Motorsports, Inc	767
20,164	*	Gruppo Coin S.p.A.	153
846,762		Harrah's Entertainment, Inc	71,509
14,881		IG Group Holdings plc	87
171,663		International Speedway Corp (Class A)	8,875
225,583		Ladbrokes plc	1,787
119,319	e*	Lakes Entertainment, Inc	1,330
417,198	e*	Leapfrog Enterprises, Inc	4,464
6,035,000	*	Leisure & Resorts World Corp	444
173,303	e*	Life Time Fitness, Inc	8,910
461,504	*	Live Nation, Inc	10,181
20,805	e	Lottomatica S.p.A.	829
263,174	e*	Magna Entertainment Corp	958
365,877	e*	Marvel Entertainment, Inc	10,153
133,849	*	MTR Gaming Group, Inc	1,751
162,297	e*	Multimedia Games, Inc	1,931
566,733	e	Nintendo Co Ltd	164,720
76,149		OPAP S.A.	2,921
42,400	e	Oriental Land Co Ltd	2,522
16,081		Paddy Power plc	426
390,194		PartyGaming plc	397
1,988,984	*	Penn National Gaming, Inc	84,373
400,354	*	Pinnacle Entertainment, Inc	11,638
405,176		Publishing & Broadcasting Ltd	6,507
141,366		Rank Group plc	568
285	e	Round One Corp	576
213,900	e	Sega Sammy Holdings, Inc	4,992
465,076	e*	Six Flags, Inc	2,795
385,569		Sky City Entertainment Group Ltd	1,286
85,009		Speedway Motorsports, Inc	3,294
13,251	*	Sportingbet plc	17
1,400	*	Sunterra Corp	22
634,838	e	TABCORP Holdings Ltd	8,470
181,100		Tanjong plc	812
2,306,165	e	Tattersall's Ltd	9,610

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
47,200	*	Town Sports International Holdings, Inc	$1,029
703,607		Warner Music Group Corp	12,004
422,436		Westwood One, Inc	2,902
127,470		William Hill plc	1,595
152,481	e*	WMS Industries, Inc	5,983
119,537		World Wrestling Entertainment, Inc	1,949
		TOTAL AMUSEMENT AND RECREATION SERVICES	524,905

APPAREL AND ACCESSORY STORES - 0.70%
383,887		Abercrombie & Fitch Co (Class A)	29,053
399,452	*	Aeropostale, Inc	16,070
1,755,808		American Eagle Outfitters, Inc	52,657
434,910	*	AnnTaylor Stores Corp	16,866
64,800		Aoyama Trading Co Ltd	2,057
130,417	e	Bebe Stores, Inc	2,267
239,974		Brown Shoe Co, Inc	10,079
101,751	e	Buckle, Inc	3,632
158,205		Burberry Group plc	2,033
74,091	*	Cache, Inc	1,315
288,850	e*	Carter's, Inc	7,319
178,656	e*	Casual Male Retail Group, Inc	2,113
180,859		Cato Corp (Class A)	4,230
160,439	*	Charlotte Russe Holding, Inc	4,632
714,464	*	Charming Shoppes, Inc	9,252
771,437	e*	Chico's FAS, Inc	18,846
129,444	*	Children's Place Retail Stores, Inc	7,218
227,539		Christopher & Banks Corp	4,430
36,313	e*	Citi Trends, Inc	1,552
410,102		Claire's Stores, Inc	13,172
28,528		DEB Shops, Inc	773
393,850	*	Dress Barn, Inc	8,196
116,769	e*	DSW, Inc (Class A)	4,929
252,933		Edgars Consolidated Stores Ltd	1,583
43,800		Fast Retailing Co Ltd	3,401
261,835		Finish Line, Inc (Class A)	3,299
631,129		Foot Locker, Inc	14,863
149,819		Foschini Ltd	1,427
7,019,914		Gap, Inc	120,813
1,271,000		Giordano International Ltd	618
636,627	e*	Hanesbrands, Inc	18,710
472,835	e	Hennes & Mauritz AB (B Shares)	27,221
278,257	*	HOT Topic, Inc	3,089
175,279		Inditex S.A.	10,895
393,938	*	J Crew Group, Inc	15,824
145,006	e*	Jo-Ann Stores, Inc	3,951
103,154	e*	JOS A Bank Clothiers, Inc	3,646
2,581,419	*	Kohl's Corp	197,762
2,478,675		Limited Brands, Inc	64,594
4,814		Lotte Shopping Co Ltd	1,694
123,218	*	New York & Co, Inc	1,946
1,799,432		Nordstrom, Inc	95,262
414,292	*	Pacific Sunwear Of California, Inc	8,630
512,219	*	Payless Shoesource, Inc	17,006

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
957,432		Ross Stores, Inc	$32,936
70,079	*	Shoe Carnival, Inc	2,334
265,669		Stage Stores, Inc	6,193
37,367	e*	Syms Corp	697
136,455	e	Talbots, Inc	3,223
191,809		Truworths International Ltd	939
596,024	*	Tween Brands, Inc	21,290
107,312	e*	Under Armour, Inc (Class A)	5,505
495,517	*	Urban Outfitters, Inc	13,136
572,880	*	Wet Seal, Inc (Class A)	3,752
64,506	*	Wilsons The Leather Experts, Inc	97
446,200		Woolworths Holdings Ltd	1,347
		TOTAL APPAREL AND ACCESSORY STORES	930,374

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
127,000		Asics Corp	1,421
792,616		Benetton Group S.p.A.	12,833
83,938	e	Columbia Sportswear Co	5,230
399,397		Companhia de Tecidos Norte de Minas - Coteminas	60
294,310		Guess ?, Inc	11,917
194,000		Gunze Ltd	1,128
269,117	*	Gymboree Corp	10,783
184,669	*	Hartmarx Corp	1,367
894,610		Jones Apparel Group, Inc	27,491
198,998	e	Kellwood Co	5,837
238,000		Li Ning Co Ltd	471
774,134		Liz Claiborne, Inc	33,172
189,079	*	Maidenform Brands, Inc	4,362
2,202,514	e	Mitsubishi Rayon Co Ltd	14,672
919,244		Nisshinbo Industries, Inc	11,522
115,100		Onward Kashiyama Co Ltd	1,601
381,265		Phillips-Van Heusen Corp	22,418
443,377		Polo Ralph Lauren Corp	39,084
750,120	*	Quiksilver, Inc	8,701
13,600	*	Renown, Inc	125
17,000		Shimamura Co Ltd	1,870
57,000		Tokyo Style Co Ltd	624
1,457,000	e	Toyobo Co Ltd	4,340
76,189	e*	True Religion Apparel, Inc	1,237
448,844		VF Corp	37,083
86,000	e	Wacoal Holdings Corp	1,090
312,599	*	Warnaco Group, Inc	8,878
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	269,317

AUTO REPAIR, SERVICES AND PARKING - 0.06%
292,326		Aisin Seiki Co Ltd	10,245
58,257	e*	Amerco, Inc	4,077
50,840	e	Bandag, Inc	2,577
30,575		Bandag, Inc (Class A)	1,544
67,395	e	Central Parking Corp	1,495
148,766	*	Dollar Thrifty Automotive Group, Inc	7,593
717		Haldex AB	17
10,000		Kayaba Industry Co Ltd	55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
121,774	*	Midas, Inc	$2,627
63,196		Monro Muffler, Inc	2,218
39,500		NOK Corp	672
5,956		Northgate plc	127
76,000		Park24 Co Ltd	1,022
316,006	*	PHH Corp	9,657
250,151		Ryder System, Inc	12,343
2,579		Sixt AG.	147
38,299	*	Standard Parking Corp	1,355
133,100		Sumitomo Rubber Industries, Inc	1,458
1,941,653	e	T RAD Co Ltd	8,865
235,310	*	Wright Express Corp	7,137
		TOTAL AUTO REPAIR, SERVICES AND PARKING	75,231

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
469,614		Advance Auto Parts	18,104
48,136	e*	America's Car-Mart, Inc	643
99,309		Asbury Automotive Group, Inc	2,805
867,718	*	Autonation, Inc	18,430
523,200	*	Autozone, Inc	67,043
108,957		Canadian Tire Corp (Class A)	7,054
912,298	*	Carmax, Inc	22,388
321,036	*	Copart, Inc	8,992
391,164	*	CSK Auto Corp	6,728
345,982		Jardine Cycle & Carriage Ltd	2,714
95,203	e	Lithia Motors, Inc (Class A)	2,609
94,166	e*	MarineMax, Inc	2,183
84,192		MOL Hungarian Oil and Gas plc	9,711
5,000		Nissin Kogyo Co Ltd	123
513,537	*	O'Reilly Automotive, Inc	16,998
120,499	*	Rush Enterprises, Inc (Class A)	2,315
177,996		Sonic Automotive, Inc (Class A)	5,073
49,456		Super Group Ltd	91
290,253		Suzuki Motor Corp	7,537
25,000	e	Toyo Tire & Rubber Co Ltd	104
1,035	*	TravelCenters of America LLC	40
311,783	e	United Auto Group, Inc	6,329
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	208,014

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.58%
168,000		Anhui Conch Cement Co Ltd	599
126,206	*	Builders FirstSource, Inc	2,028
554	e*	Central Garden & Pet Co	8
406,057	*	Central Garden and Pet Co (Class A)	5,969
605,925	e	Fastenal Co	21,238
152,677		Grafton Group plc	2,295
10,735,809		Home Depot, Inc	394,434
19,500	e	Keiyo Co Ltd	131
826,245		Kingfisher plc	4,524
7,608,730		Lowe's Cos, Inc	239,599
2,000		Nichias Corp	17
209,470	*	RONA, Inc	4,287
987,282		Sherwin-Williams Co	65,200

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
682,782		Travis Perkins plc	$27,033
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	767,362

BUSINESS SERVICES - 5.93%
282,254	e*	24/7 Real Media, Inc	2,267
2,454,010	*	3Com Corp	9,595
72,344	e*	3D Systems Corp	1,585
257,576		Aaron Rents, Inc	6,810
265,976		ABM Industries, Inc	7,019
160,218	e*	Acacia Research (Acacia Technologies)	2,535
589,000		Accenture Ltd (Class A)	22,700
133	e*	Access Co Ltd	596
77,606	e*	Access Integrated Technologies, Inc (Class A)	421
132,491		Acciona S.A.	28,699
324,010	*	Actuate Corp	1,691
567,943		Acxiom Corp	12,148
1,195,020	e	Adecco S.A.	75,872
200,141		Administaff, Inc	7,045
4,323,489	*	Adobe Systems, Inc	180,289
131,641	*	Advent Software, Inc	4,590
316,071		Aegis Group plc	933
168,410	*	AerCap Holdings NV	4,902
485,516	*	Affiliated Computer Services, Inc (Class A)	28,587
104,607		Aggreko plc	1,046
321,021	e*	Agile Software Corp	2,231
1,053,305	*	Akamai Technologies, Inc	52,581
2,500	*	Aladdin Knowledge Systems	43
375,159	*	Alliance Data Systems Corp	23,117
95,147	e	Alpha Systems, Inc	2,826
144,391	*	Altiris, Inc	4,752
87	*	Amdocs Ltd	3
149,182	e*	American Reprographics Co	4,593
290,312	*	AMN Healthcare Services, Inc	6,567
142,132	*	Ansoft Corp	4,497
201,384	*	Ansys, Inc	10,224
432,971	*	aQuantive, Inc	12,084
181,627		Arbitron, Inc	8,527
292,889		Argo 21 Corp	2,488
441,684	e*	Ariba, Inc	4,152
646,086	e*	Art Technology Group, Inc	1,499
28,400		Asatsu-DK, Inc	897
337,951	e*	Aspen Technology, Inc	4,393
117,973	*	Asset Acceptance Capital Corp	1,825
57,178	e*	Atos Origin S.A.	3,829
141,504	e*	Audible, Inc	1,470
1,545,151	*	Autodesk, Inc	58,098
3,026,122		Automatic Data Processing, Inc	146,464
1,662	*	Autonomy Corp plc	22
244,064		Autostrade S.p.A.	7,825
547,672	*	Avis Budget Group, Inc	14,962
315,609	*	Avocent Corp	8,512
59,908	e*	Bankrate, Inc	2,111
53,047		Barrett Business Services	1,223

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,000,857	*	BEA Systems, Inc	$46,370
1,250,268	e*	BearingPoint, Inc	9,577
2,787		Bechtle AG.	82
731,247	*	BISYS Group, Inc	8,380
314,293		Blackbaud, Inc	7,675
159,446	e*	Blackboard, Inc	5,362
137,160	e*	Blue Coat Systems, Inc	5,038
1,840,559	*	BMC Software, Inc	56,671
478,971	e*	Borland Software Corp	2,524
101,557	e*	Bottomline Technologies, Inc	1,107
265,332		Brady Corp (Class A)	8,278
224,590		Brink's Co	14,250
55,850	e*	BroadVision, Inc	150
148,899	e*	Business Objects S.A.	5,420
1,988,857		CA, Inc	51,531
609,300	e	CAC Corp	5,243
185,310	*	CACI International, Inc (Class A)	8,684
1,504,194	*	Cadence Design Systems, Inc	31,678
267,754	e	Cap Gemini S.A.	20,384
2,355	*	Capella Education Co	79
2,200	*	Captaris, Inc	13
269,244		Catalina Marketing Corp	8,503
442,037	e*	CBIZ, Inc	3,138
658,622	*	Ceridian Corp	22,946
283,997	e*	Cerner Corp	15,464
641,419	*	CGI Group, Inc (Class A)	5,545
109,500	*	Check Point Software Technologies	2,440
633,610	*	Checkfree Corp	23,501
206		Cheil Communications, Inc	51
374,083	*	ChoicePoint, Inc	14,002
220,851	*	Chordiant Software, Inc	2,286
327,531	*	Ciber, Inc	2,578
173,714	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	3,253
949,232	*	Citrix Systems, Inc	30,404
14,888	*	Clayton Holdings, Inc	228
185,907	e*	Clear Channel Outdoor Holdings, Inc (Class A)	4,891
2,989,232	e*	CMGI, Inc	6,337
921,199	e*	CNET Networks, Inc	8,024
36,157	e	Coates Hire Ltd	144
128,917	*	Cogent Communications Group, Inc	3,046
247,793	e*	Cogent, Inc	3,333
268,647		Cognex Corp	5,822
708,224	*	Cognizant Technology Solutions Corp (Class A)	62,515
166,020	*	Cognos, Inc	6,529
87,632	*	Commvault Systems, Inc	1,420
15,528		Computacenter plc	85
47,400		Computer Programs & Systems, Inc	1,271
1,113,131	*	Computer Sciences Corp	58,028
1,293,268		Computershare Ltd	11,353
1,661,994	*	Compuware Corp	15,772
123,444	*	COMSYS IT Partners, Inc	2,457
177,739	e*	Concur Technologies, Inc	3,103
163,161	e*	Convera Corp (Class A)	512

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,163,953	*	Convergys Corp	$29,576
448,000		COSCO Pacific Ltd	1,110
93,181	e*	CoStar Group, Inc	4,163
186,515	*	Covansys Corp	4,603
422,733	*	CSG Systems International, Inc	10,577
21,527		CSK Holdings Corp	902
95,699		Ctrip.com International Ltd (ADR)	6,410
170,268	e*	Cybersource Corp	2,130
49,625	e	Dassault Systemes S.A.	2,668
61,327	*	DealerTrack Holdings, Inc	1,884
353,477		Deluxe Corp	11,852
14		Dena Co Ltd	45
286,418	*	Dendrite International, Inc	4,485
1,500		Dentsu, Inc	4,201
239,753	e*	Digital River, Inc	13,246
23,400	e*	DivX, Inc	469
2,440	*	Double-Take Software, Inc	33
337,943	*	DST Systems, Inc	25,413
1,060,718	*	DynCorp International, Inc (Class A)	16,006
14,066	e	eAccess Ltd	9,346
901,891	*	Earthlink, Inc	6,629
7,510,817	*	eBay, Inc	248,984
177,385	e*	Echelon Corp	1,870
258,648	e*	Eclipsys Corp	4,984
106,729	e*	eCollege.com, Inc	1,916
1,040	e*	Econtext, Inc	1,333
293,182	*	eFunds Corp	7,816
104,002	*	Electro Rent Corp	1,498
1,536,445	*	Electronic Arts, Inc	77,375
3,639,643		Electronic Data Systems Corp	100,745
266,000	e*	Elpida Memory, Inc	10,316
109,471	e*	Emageon, Inc	1,204
23,916	*	Emblaze Ltd	32
815,103	e*	Emdeon Corp	12,333
167,287	*	Entrust, Inc	674
400	m,v*	Envision Development Corp	-	^
324,638	*	Epicor Software Corp	4,516
88,866	e*	EPIQ Systems, Inc	1,811
1,070,641		Equifax, Inc	39,025
163,562	e*	Equinix, Inc	14,006
12,577	e*	Escala Group, Inc	51
224,624	e*	eSpeed, Inc (Class A)	2,134
405,587	e*	Evergreen Energy, Inc	2,665
4,700	*	ExlService Holdings, Inc	97
1,345,518	*	Expedia, Inc	31,189
842,192		Experian Group Ltd	9,704
177,105	*	F5 Networks, Inc	11,809
238,985		Factset Research Systems, Inc	15,020
417,009		Fair Isaac Corp	16,130
188,167	*	FalconStor Software, Inc	1,961
1,143	e	Fidec Corp	1,668
1,424,404		Fidelity National Information Services, Inc	64,753
43,567	e*	First Advantage Corp (Class A)	1,044

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
175,267		First Choice Holidays plc	$992
4,492,688		First Data Corp	120,853
1,072,071	*	Fiserv, Inc	56,884
82,711	*	Focus Media Holding Ltd (ADR)	6,490
109,539	*	Forrester Research, Inc	3,107
96,749		FTD Group, Inc	1,599
10,800		FUJI SOFT, Inc	322
3,166,808		Fujitsu Ltd	21,096
15,597		Fuyo General Lease Co Ltd	614
322,549	*	Gartner, Inc	7,725
367,000		GeoVision, Inc	1,797
127,671	*	Gerber Scientific, Inc	1,355
98,895	e*	Getronics NV	900
226,733	*	Getty Images, Inc	11,026
149,967	e	Gevity HR, Inc	2,960
186,109	*	Global Cash Access, Inc	3,106
65,221	e	GN Store Nord	924
1,085	e*	Goodwill Group, Inc	854
1,298,432	*	Google, Inc (Class A)	594,890
971,720		Group 4 Securicor plc	3,844
61,858	e	Gruppo Editoriale L'Espresso S.p.A.	330
66,439	*	H&E Equipment Services, Inc	1,428
21,330		Hakuhodo DY Holdings, Inc	1,492
1,241,905		Hays plc	3,831
158,912	e	Healthcare Services Group	4,553
78,191	e	Heartland Payment Systems, Inc	1,848
164,461	*	Heidrick & Struggles International, Inc	7,968
5,076,712		Huabao International Holdings Ltd	3,073
219,346	e*	Hudson Highland Group, Inc	3,420
297,730	e*	Hypercom Corp	1,774
434,915	*	Hyperion Solutions Corp	22,542
103,087	e*	i2 Technologies, Inc	2,474
53,438	e*	ICT Group, Inc	935
130,656	*	iGate Corp	1,077
139,580	*	IHS, Inc (Class A)	5,738
1,210,289		IMS Health, Inc	35,897
180		Indofood Agri Resources Ltd	-	^
406,504		Indra Sistemas S.A.	10,247
113,579	e*	Infocrossing, Inc	1,689
509,894	*	Informatica Corp	6,848
427,900	a	Information Development Co	2,923
184,963	*	Infospace, Inc	4,748
309,541		Infosys Technologies Ltd	14,376
19,000	e	Infosys Technologies Ltd (ADR)	955
252,748		infoUSA, Inc	2,431
38,491	e*	Innerworkings, Inc	454
75,586	e*	Innovative Solutions & Support, Inc	1,914
58,484	e	Integral Systems, Inc	1,414
16,201	a,e	Intelligent Wave, Inc	9,981
218,923		Interactive Data Corp	5,418
235,963	e*	Internap Network Services Corp	3,716
234,270	*	Internet Capital Group, Inc	2,507
51,518		Interpool, Inc	1,258

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,217,932	*	Interpublic Group of Cos, Inc	$27,303
360,224	*	Interwoven, Inc	6,088
2,610,078	*	Intuit, Inc	71,412
225,703	*	inVentiv Health, Inc	8,642
381,312	e*	Ipass, Inc	1,918
1,858,498	*	Iron Mountain, Inc	48,563
10,922	*	iSOFT Group plc	7
453,653		Jack Henry & Associates, Inc	10,910
172,447	*	JDA Software Group, Inc	2,592
5,918,390	*	Juniper Networks, Inc	116,474
126,665	e*	Jupitermedia Corp	839
953	e	Kakaku.com, Inc	3,186
54,624	*	Kana Software, Inc	202
284,041	*	Keane, Inc	3,857
111,129		Kelly Services, Inc (Class A)	3,578
93,484	*	Kenexa Corp	2,910
400	*	Keynote Systems, Inc	5
179,574	*	Kforce, Inc	2,473
693,327	*	Kinetic Concepts, Inc	35,110
3,223	e*	KK DaVinci Advisors	3,446
109,729	e*	Knot, Inc	2,362
61,358		Konami Corp	1,640
395,229	*	Korn/Ferry International	9,067
188,440	*	Kronos, Inc	10,082
455,271	*	Labor Ready, Inc	8,646
401,347		Lamar Advertising Co (Class A)	25,273
811,974	e*	Lawson Software, Inc	6,569
1,260,000		Lenovo Group Ltd	461
343,716	*	Lionbridge Technologies	1,750
50,586	e*	Liquidity Services, Inc	857
3,543,057		LogicaCMG plc	12,410
112,887	*	LoJack Corp	2,143
344	e	Macromill, Inc	870
301,943	*	Magma Design Automation, Inc	3,611
265,080	*	Manhattan Associates, Inc	7,271
690,688		Manpower, Inc	50,952
163,430	*	Mantech International Corp (Class A)	5,460
124,152	*	Mapinfo Corp	2,499
122,880	e	Marchex, Inc (Class B)	1,883
60,681	e*	Marlin Business Services, Inc	1,328
397,020	e	Mastercard, Inc (Class A)	42,179
1,027,994	*	McAfee, Inc	29,894
494,117	e*	Mentor Graphics Corp	8,074
258,974		Michael Page International plc	2,729
54,617,613		Microsoft Corp	1,522,193
78,049	*	MicroStrategy, Inc (Class A)	9,865
205,019	e*	Midway Games, Inc	1,281
188,948		Misys plc	888
59,100		Mitsubishi UFJ Lease & Finance Co Ltd	2,954
42	e	Monex Beans Holdings, Inc	39
367,914		MoneyGram International, Inc	10,213
593,861	*	Monster Worldwide, Inc	28,131
575,138	*	Move, Inc	3,186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
720,481	*	MPS Group, Inc	$10,195
3,500	e*	Napster, Inc	14
404,614	*	NAVTEQ Corp	13,959
749,741	*	NCR Corp	35,815
5,079	*	NCSoft Corp	334
3,986,946		NEC Corp	21,383
115,725	e*	Neoware, Inc	1,165
143,242	*	Ness Technologies, Inc	1,831
246,543	e*	NetFlix, Inc	5,717
80,950	*	Netratings, Inc	1,684
140,475	*	Netscout Systems, Inc	1,271
1,087	e	NextCom K.K.	355
18,638	*	NHN Corp	2,734
283,471		NIC, Inc	1,519
187,338	e	Nippon System Development Co Ltd	2,900
365,401		Nippon Systemware Co Ltd	2,043
451,115		Nomura Research Institute Ltd	13,284
60,888		Northgate Information Solutions plc	99
4,362,306	*	Novell, Inc	31,496
9,363	e	NTT Data Corp	47,594
726,745	e*	Nuance Communications, Inc	11,126
23,430		Obic Co Ltd	4,635
1,253,823		Omnicom Group, Inc	128,366
81,568	e*	Omniture, Inc	1,487
245,237	*	On Assignment, Inc	3,043
124,662	e*	Online Resources Corp	1,430
82,833	*	Open Text Corp	1,843
67,944	*	Opnet Technologies, Inc	918
467,187	e*	Opsware, Inc	3,387
26,016,751	*	Oracle Corp	471,684
235,800	e	Oracle Corp Japan	11,346
12,600		Otsuka Corp	1,206
234,652	*	Packeteer, Inc	2,914
662,129	*	Parametric Technology Corp	12,640
275,000		PCA Corp	3,858
1,700	*	PC-Tel, Inc	17
110,353	e*	PDF Solutions, Inc	1,246
115,368	e	Pegasystems, Inc	1,067
124,872	e*	PeopleSupport, Inc	1,430
142,235	e*	Perficient, Inc	2,813
543,815	e*	Perot Systems Corp (Class A)	9,718
192,490	*	Phase Forward, Inc	2,527
1,991	*	Phoenix Technologies Ltd	12
93,125	e*	Portfolio Recovery Associates, Inc	4,158
2,303,100		POS Malaysia & Services Holdings BHD	3,157
1,300	*	Possis Medical, Inc	17
142,072	e*	PRA International	3,063
419,425	*	Premiere Global Services, Inc	4,706
256,712	*	Progress Software Corp	8,009
16,628		Prokom Software S.A.	867
1,949	v	Prokom Software S.A. (GDR)	52
591,510	e	Promotora de Informaciones S.A.	13,196
83,422		Public Power Corp	2,042

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
127,402		QAD, Inc	$1,159
95,488	e	Quality Systems, Inc	3,820
373,233	*	Quest Software, Inc	6,073
139,963	e*	Radiant Systems, Inc	1,824
134,755	*	Radisys Corp	2,202
11,400	*	RADWARE Ltd	154
39,065		Rakuten, Inc	18,598
36,199		Randstad Holdings NV	2,808
23,736	e*	Raser Technologies, Inc	123
736,440	e*	RealNetworks, Inc	5,781
825,068	*	Red Hat, Inc	18,919
47,464	e	Renaissance Learning, Inc	625
499,119	*	Rent-A-Center, Inc	13,965
1,526,357		Rentokil Initial plc	4,896
257	*	Retalix Ltd	5
1,067,146		Reuters Group plc	9,786
233,241	e*	Rewards Network, Inc	1,236
86,274	e*	RightNow Technologies, Inc	1,413
41,265		Ritchie Bros Auctioneers, Inc	2,412
967,227		Robert Half International, Inc	35,797
172,315		Rollins, Inc	3,965
379,845	*	S1 Corp	2,279
5,120		S1 Corp	206
154,968	e*	SafeNet, Inc	4,386
832,642		Sage Group plc	4,231
557,689	e*	Salesforce.com, Inc	23,880
1,163,446		SAP AG.	51,863
472,659	*	Sapient Corp	3,242
6,800	e	Satyam Computer Services Ltd (ADR)	154
5,485	*	SCI Entertainment Group plc	51
212,102		Secom Co Ltd	9,846
362,138	e*	Secure Computing Corp	2,788
259,026	e	Securitas AB (B Shares)	3,951
19,842		Seek Ltd	116
1,292,433		ServiceMaster Co	19,891
3,410		SGS S.A.	4,072
60,534	e*	SI International, Inc	1,738
454		SimCorp A/S	92
1,491,732		Singapore Post Ltd	1,091
120,042	e*	Smith Micro Software, Inc	2,236
21,238	e	Societe Des Autoroutes Paris-Rhin-Rhone	1,935
1,305		Software AG.	111
150,530	*	Sohu.com, Inc	3,226
118,855,190		Solomon Systech International Ltd	18,710
473,696	*	SonicWALL, Inc	3,960
1,585,617	e*	Sonus Networks, Inc	12,796
285,618	e	Sorun Corp	2,480
364,731		Sotheby's	16,223
490,465	*	Spherion Corp	4,326
147,609	*	SPSS, Inc	5,329
158,995	e	Square Enix Co Ltd	4,102
260,446	e*	SRA International, Inc (Class A)	6,344
62,687	*	Startek, Inc	614

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
60,945	e*	Stratasys, Inc	$2,604
14,395	e	STW Communications Group Ltd	36
17,268		Submarino S.A.	582
500		Sumisho Computer Systems Corp	11
20,896,387	*	Sun Microsystems, Inc	125,587
96,500		SUNeVision Holdings Ltd	13
1,039,729	*	Sybase, Inc	26,284
256,292	*	SYKES Enterprises, Inc	4,675
5,018,992	*	Symantec Corp	86,829
63,669	*	Synchronoss Technologies, Inc	1,108
105,847	*	SYNNEX Corp	2,248
737,105	*	Synopsys, Inc	19,334
45,012	e	Syntel, Inc	1,560
16,080		Taiwan Secom Co Ltd	26
12,135,052		Taiwan-Sogo Shinkong Security Corp	11,551
447,540	e*	Take-Two Interactive Software, Inc	9,013
66,670		TAL International Group, Inc	1,600
53,718	e*	Taleo Corp (Class A)	891
184,526	e	Talx Corp	6,113
87,429		Tata Consultancy Services Ltd	2,482
55,409	e	Telecom Italia Media S.p.A.	24
65,572	e*	Telelogic AB	124
186,067	*	TeleTech Holdings, Inc	6,827
5,448	*	Temenos Group AG.	105
131,596	e	TheStreet.com, Inc	1,612
464,163	e*	THQ, Inc	15,870
1,295,844	*	TIBCO Software, Inc	11,041
41,436	e*	Tiens Biotech Group USA, Inc	187
20,697	*	Tier Technologies, Inc (Class B)	182
263,504	e	Tietoenator Oyj	7,674
13,000		TIS, Inc	309
225,396		TKC Corp	3,940
180,590		TNS, Inc	2,906
420,000	*	Tom Group Ltd	49
502,063	e	Total System Services, Inc	15,991
148,000		Tradelink Electronic Commerce Ltd	27
149,750	*	TradeStation Group, Inc	1,885
3,700		Trans Cosmos, Inc	76
220,813	*	Transaction Systems Architects, Inc	7,152
28,897	e*	Travelzoo, Inc	1,063
590,400	e	Trend Micro, Inc	16,133
314,173	*	Trizetto Group, Inc	6,287
132,777	e*	Ultimate Software Group, Inc	3,477
1,432,917	*	Unisys Corp	12,080
467,705		United Online, Inc	6,562
398,580	e*	United Rentals, Inc	10,961
206,021	*	Universal Compression Holdings, Inc	13,944
20,710		USS Co Ltd	1,352
565,815	*	Valueclick, Inc	14,785
142,705	e*	Vasco Data Security International	2,550
300	e*	Verint Systems, Inc	10
1,599,844	*	VeriSign, Inc	40,188
45,758	e*	Vertrue, Inc	2,201

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
185,616		Viad Corp	$7,165
263,023	*	Vignette Corp	4,884
94,934	e*	Volt Information Sciences, Inc	2,486
4,080,124		Waste Management, Inc	140,397
248,765	e*	WebEx Communications, Inc	14,145
30,830	e*	WebMD Health Corp (Class A)	1,623
311,654	*	webMethods, Inc	2,241
396,148	*	Websense, Inc	9,108
99,345	e*	WebSideStory, Inc	1,287
461,072	*	Wind River Systems, Inc	4,583
4,100		Wipro Ltd (ADR)	65
30,373	*	Wire and Wireless India Ltd	62
191,036	*	Witness Systems, Inc	5,148
10,105,108		WPP Group plc	153,117
17,732	e*	Yahoo! Japan Corp	6,117
10,554,789	*	Yahoo!, Inc	330,259
25,255	*	Zee News Ltd	23
		TOTAL BUSINESS SERVICES	7,887,938

CHEMICALS AND ALLIED PRODUCTS - 9.09%
10,728,556		Abbott Laboratories	598,653
73,781	b,e,m,v*	Able Laboratories, Inc	-	^
110,593	e*	Abraxis BioScience, Inc	2,954
138,998	e*	Acadia Pharmaceuticals, Inc	2,088
19,184	*	Acambis plc	48
1,881,144	a,e*	Adams Respiratory Therapeutics, Inc	63,263
5,400	*	Adeza Biomedical Corp	129
256,187	e*	Adolor Corp	2,242
50,764	e*	Advanced Magnetics, Inc	3,060
318,869	e*	ADVENTRX Pharmaceuticals, Inc	797
184,132	e*	Agrium, Inc	7,073
106,092	e	Air Liquide S.A.	25,864
1,918,854		Air Products & Chemicals, Inc	141,918
862,250		Akzo Nobel NV	65,482
163,720	*	Albany Molecular Research, Inc	1,613
361,232		Albemarle Corp	14,933
909,727		Alberto-Culver Co	20,815
4,840		Alexandria Mineral Oils Co	65
201,448	e*	Alexion Pharmaceuticals, Inc	8,711
47,700		Alfresa Holdings Corp	3,036
538,001	e*	Alkermes, Inc	8,307
752,163	*	Alliance Boots plc	15,194
201,485	e*	Alnylam Pharmaceuticals, Inc	3,627
276,858	*	Alpharma, Inc (Class A)	6,667
416,416	e	Altana AG.	27,046
2,044,000		Aluminum Corp of China Ltd	2,108
4,800	e	Aluminum Corp of China Ltd (ADR)	125
258,573	*	American Oriental Bioengineering, Inc	2,428
101,534	e	American Vanguard Corp	1,735
8,141,693	*	Amgen, Inc	454,958
1,734		Amorepacific Corp	955
14,546		Amorepacific Corp	2,134
178,498	e*	Anadys Pharmaceuticals, Inc	709

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
181,835	*	Angiotech Pharmaceuticals, Inc	$981
97,288	b,e*	Aphton Corp	-	^
140,449		Arch Chemicals, Inc	4,385
301,666	e*	Arena Pharmaceuticals, Inc	3,276
11,785	e*	Arkema	676
2,793	e*	Arqule, Inc	21
310,748	*	Array Biopharma, Inc	3,946
1,886,358	e	Asahi Kasei Corp	13,735
110,059		Aspen Pharmacare Holdings Ltd	561
943,475		Astellas Pharma, Inc	40,673
2,327,112		AstraZeneca plc	125,201
112,243		AstraZeneca plc (ADR)	6,022
233,177	e*	Atherogenics, Inc	655
137,204	*	Auxilium Pharmaceuticals, Inc	2,014
174,456	e*	AVANIR Pharmaceuticals (Class A)	213
301,000	e*	Aventine Renewable Energy Holdings, Inc	5,484
606,398		Avery Dennison Corp	38,967
296,552	e*	AVI BioPharma, Inc	795
2,222,664		Avon Products, Inc	82,816
97,264		Balchem Corp	1,720
664,837	*	Barr Pharmaceuticals, Inc	30,815
942,132		BASF AG.	106,070
393	*	Basilea Pharmaceutica	91
5,588,715	e	Bayer AG.	357,157
178,629		Beiersdorf AG.	12,182
113,395	e*	Bentley Pharmaceuticals, Inc	929
13,861		Biocon Ltd	155
241,288	e*	BioCryst Pharmaceuticals, Inc	2,020
233,708	e*	Bioenvision, Inc	956
1,960,818	*	Biogen Idec, Inc	87,021
517,902	e*	BioMarin Pharmaceuticals, Inc	8,939
370,679	e*	Biovail Corp International	8,107
116,879	e*	Bradley Pharmaceuticals, Inc	2,243
75,151		Braskem S.A.	555
2,200	e	Braskem S.A. (ADR)	32
11,346,573		Bristol-Myers Squibb Co	314,981
9,250,000	*	C&O Pharmaceutical Technology Holdings Ltd	2,164
348,025		Cabot Corp	16,611
9,410	e*	Cadence Pharmaceuticals, Inc	139
222,717	e*	Calgon Carbon Corp	1,851
166,663		Cambrex Corp	4,100
52,381	e*	Caraco Pharmaceutical Laboratories Ltd	638
1,206,691		Celanese Corp (Series A)	37,214
274,649	e*	Cell Genesys, Inc	1,154
402,608	e*	Cephalon, Inc	28,670
347,770		CF Industries Holdings, Inc	13,407
313,505	*	Charles River Laboratories International, Inc	14,503
378,748	e*	Chattem, Inc	22,323
955,767		Chemtura Corp	10,447
236,324	e	Chugai Pharmaceutical Co Ltd	5,976
282,497	e	Church & Dwight Co, Inc	14,224
60,643	e	Ciba Specialty Chemicals AG.	3,995
812,338		Cipla Ltd	4,426

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
273,000	*	CK Life Sciences International Holdings, Inc	$27
194,002		Clariant AG.	3,329
815,428		Clorox Co	51,935
103,619	e*	Coley Pharmaceutical Group, Inc	993
4,292,185		Colgate-Palmolive Co	286,675
175,174	e*	Combinatorx, Inc	1,224
32,864	e*	Critical Therapeutics, Inc	72
398,641		CSL Ltd	26,568
311,910	e*	Cubist Pharmaceuticals, Inc	6,884
800	e*	Curis, Inc	1
182,256	*	Cypress Bioscience, Inc	1,385
565,604		Cytec Industries, Inc	31,810
156,622	*	Cytokinetics, Inc	1,090
528,583		Dade Behring Holdings, Inc	23,178
380,000		Daicel Chemical Industries Ltd	2,596
1,017,700		Daiichi Sankyo Co Ltd	31,177
225,099		Dainippon Ink and Chemicals, Inc	894
518,971	e*	Dendreon Corp	6,710
103,116	*	Digene Corp	4,373
84,162	e*	Dov Pharmaceutical, Inc	31
5,677,464		Dow Chemical Co	260,368
99,231		Dr Reddy's Laboratories Ltd	1,663
9,800	e	Dr Reddy's Laboratories Ltd (ADR)	161
162,806	e	DSM NV	7,294
5,682,770		Du Pont (E.I.) de Nemours & Co	280,899
329,116	e*	Durect Corp	1,369
900	e*	Dusa Pharmaceuticals, Inc	3
1,352,770		Dyno Nobel Ltd	2,561
349,082		Eastman Chemical Co	22,107
823,702		Ecolab, Inc	35,419
30,858		Egyptian International Pharmaceutical Industrial Co	141
213,200	e	Eisai Co Ltd	10,222
369,516	*	Elan Corp plc	4,739
4,475,880		Eli Lilly & Co	240,400
188,541	*	Elizabeth Arden, Inc	4,114
67,400	e*	Emergent Biosolutions, Inc	905
136,515	e*	Emisphere Technologies, Inc	437
349,527	e*	Encysive Pharmaceuticals, Inc	947
79,200		Engro Chemical Pakistan Ltd	242
410,387	e*	Enzon Pharmaceuticals, Inc	3,345
44,389	e*	EPIX Pharmaceuticals, Inc	297
828,547	e	Estee Lauder Cos (Class A)	40,475
160,000		Eternal Chemical Co Ltd	270
258,000		Fauji Fertilizer Co Ltd	448
253,419	e	Ferro Corp	5,476
261,931		FMC Corp	19,757
2,311,597	*	Forest Laboratories, Inc	118,909
2,283,235		Formosa Plastics Corp	4,333
2,700,369	*	Genentech, Inc	221,754
144,613	e*	Genitope Corp	600
1,373,818	e*	Genta, Inc	426
2,092,932	*	Genzyme Corp	125,618
209,363	e	Georgia Gulf Corp	3,394

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
382,480	e*	Geron Corp	$2,677
3,599,380	*	Gilead Sciences, Inc	275,353
6,260		GlaxoSmithkline Pharmaceuticals Ltd	161
8,330,841		GlaxoSmithKline plc	229,021
204		GlaxoSmithKline plc (ADR)	11
37,504		Glenmark Pharmaceuticals Ltd	527
526,000		Global Bio-Chem Technology Group Co Ltd	135
31,660	e*	GlobeTel Communications Corp	8
73,234	e*	GTx, Inc	1,494
17,897		H Lundbeck A/S	419
654,921		H.B. Fuller Co	17,860
166,699	e*	Hana Biosciences, Inc	318
1,882		Hanmi Pharm Co Ltd	243
20,780		Hanwha Chemical Corp	324
208,000		Haw Par Corp Ltd	987
20,883		Henkel KGaA	3,087
987,509	*	Hercules, Inc	19,296
9,698		Hikma Pharmaceuticals plc	74
658,371		Hindustan Lever Ltd	3,108
113,400		Hitachi Chemical Co Ltd	2,666
47,843	e*	Hi-Tech Pharmacal Co, Inc	533
12,465		Honam Petrochemical Corp	1,080
1,335,529	*	Hospira, Inc	54,623
767,574	e*	Human Genome Sciences, Inc	8,152
1,044,573		Huntsman Corp	19,941
98,193	e*	Idenix Pharmaceuticals, Inc	717
171,101	*	Idexx Laboratories, Inc	14,994
423,386	e*	ImClone Systems, Inc	17,261
493,556	*	Immucor, Inc	14,525
73,952	e*	Immunogen, Inc	354
71	e*	Impax Laboratories, Inc	1
1,037,151		Imperial Chemical Industries plc	10,205
287,593	e*	Indevus Pharmaceuticals, Inc	2,033
317,654		Indian Petrochemicals Co	1,979
11,100		Innophos Holdings, Inc	192
74,749		Innospec, Inc	4,309
38,323	e	Inter Parfums, Inc	805
149,627	e*	InterMune, Inc	3,690
411,936		International Flavors & Fragrances, Inc	19,452
233,217	*	Inverness Medical Innovations, Inc	10,210
522,602	e*	Invitrogen Corp	33,264
295,500		Ipsen	14,515
4,015,900		IRPC PCL	688
14,000	*	Ishihara Sangyo Kaisha Ltd	26
203,100		Israel Chemicals Ltd	1,389
422,400	e	JSR Corp	9,750
74,300		Kaken Pharmaceutical Co Ltd	605
552,592		Kansai Paint Co Ltd	4,722
423,029		Kao Corp	12,385
1,726,763	e*	Keryx Biopharmaceuticals, Inc	18,166
2,131,834	*	King Pharmaceuticals, Inc	41,933
1,005,800		Kingboard Chemical Holdings Ltd	4,229
57,178	e	Koppers Holdings, Inc	1,467

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
28,577		Kose Corp	$844
20,559	e	Kronos Worldwide, Inc	666
154,000		Kuraray Co Ltd	1,664
217,615	*	KV Pharmaceutical Co (Class A)	5,382
276,000		Kyowa Hakko Kogyo Co Ltd	2,553
3,298	*	Lannett Co, Inc	17
22,150		LG Chem Ltd	1,115
3,666		LG Household & Health Care Ltd	452
23,890		LG Petrochemical Co Ltd	705
95,883		Linde AG.	10,330
33,313	e	Lonza Group AG.	3,202
223,690	e	L'Oreal S.A.	24,422
300,286		Lubrizol Corp	15,474
120,220		Lupin Ltd	1,677
1,191,777		Lyondell Chemical Co	35,718
163,689		MacDermid, Inc	5,708
120,236		Makhteshim-Agan Industries Ltd	754
104,852	e	Mannatech, Inc	1,684
177,981	e*	MannKind Corp	2,545
24,966	e*	Marshall Edwards, Inc	98
200,500	*	Martek Biosciences Corp	4,134
541		Matrix Laboratories Ltd	2
689,338	e*	Medarex, Inc	8,920
143,023	e	Mediceo Paltac Holdings Co Ltd	2,725
332,442	*	Medicines Co	8,338
313,940	e	Medicis Pharmaceutical Corp (Class A)	9,676
67,403	e*	Medifast, Inc	483
1,079,138	*	Medimmune, Inc	39,270
14,597,696		Merck & Co, Inc	644,780
456,590		Merck KGaA	58,871
131,533	e	Meridian Bioscience, Inc	3,651
110,370	e*	Metabasis Therapeutics, Inc	811
351,642		Methanex Corp	7,837
591,616	*	MGI Pharma, Inc	13,294
1,305,637	*	Millennium Pharmaceuticals, Inc	14,832
329,183	e	Minerals Technologies, Inc	20,462
4,151,000	e	Mitsubishi Chemical Holdings Corp	35,331
335,436		Mitsubishi Gas Chemical Co, Inc	3,217
124,976	e*	Momenta Pharmaceuticals, Inc	1,620
3,312,878		Monsanto Co	182,076
1,524,728	*	Mosaic Co	40,649
1,030,596		Mylan Laboratories, Inc	21,787
371,100	e*	Nabi Biopharmaceuticals	1,971
607,167		Nalco Holding Co	14,511
3,299,821		Nan Ya Plastics Corp	6,182
128,278	e*	Nastech Pharmaceutical Co, Inc	1,384
7,632	*	Natraceutical S.A.	18
170,081		Natura Cosmeticos S.A.	1,915
621,779	*	NBTY, Inc	32,979
6,070		Neochimiki LV Lavrentiadis S.A.	169
220,346	e*	Neurocrine Biosciences, Inc	2,754
90,821	e*	New River Pharmaceuticals, Inc	5,779
98,780		NewMarket Corp	4,017

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
485,550	e*	Nippon Chemiphar Co Ltd	$2,649
55,000		Nippon Kayaku Co Ltd	454
45,000		Nippon Shokubai Co Ltd	486
3,000		Nippon Soda Co Ltd	14
56,000		Nissan Chemical Industries Ltd	723
62,656	e	NL Industries, Inc	683
303,880	e*	Northfield Laboratories, Inc	1,097
116,200		Nova Chemicals Corp	3,592
4,644,148	e	Novartis AG.	266,384
401,230		Novartis AG. (ADR)	21,919
352,690	e*	Novavax, Inc	913
206,922	*	Noven Pharmaceuticals, Inc	4,801
402,941	e	Novo Nordisk A/S (Class B)	36,771
38,921	e	Novozymes A/S (B Shares)	3,482
462,638	*	NPS Pharmaceuticals, Inc	1,568
693,438	e*	Nuvelo, Inc	2,552
433,362		Olin Corp	7,341
184,264	*	OM Group, Inc	8,233
6,743	e	Omega Pharma S.A.	519
224,011	*	Omnova Solutions, Inc	1,223
108,287	e*	Omrix Biopharmaceuticals, Inc	4,144
254,251	e*	Onyx Pharmaceuticals, Inc	6,316
1,559		OPG Groep NV	195
253,066	e*	OraSure Technologies, Inc	1,860
929,068		Orica Ltd	19,056
3,708		Oriola-KD Oyj	16
29,575	e	Orion Oyj (Class B)	713
423,266	e*	OSI Pharmaceuticals, Inc	13,968
5,100	e*	Osiris Therapeutics, Inc	95
156,926	e*	Pacific Ethanol, Inc	2,672
192,356	e*	Pain Therapeutics, Inc	1,508
290,721	e*	Panacos Pharmaceuticals, Inc	1,346
204,688	*	Par Pharmaceutical Cos, Inc	5,142
154,545	*	Parexel International Corp	5,559
75,006	e*	Parlux Fragrances, Inc	419
494,301	*	PDL BioPharma, Inc	10,726
129,114	e*	Penwest Pharmaceuticals Co	1,301
1,028,029	e*	Peregrine Pharmaceuticals, Inc	1,007
460,678		Perrigo Co	8,136
110,154	e*	PetMed Express, Inc	1,305
42,754,944		Pfizer, Inc	1,079,990
143,805	e*	Pharmion Corp	3,781
41,699	e*	Pharmos Corp	60
9,600	*	Physicians Formula Holdings, Inc	181
102,411	*	Pioneer Cos, Inc	2,831
4,636		Polska Grupa Farmaceutyczna S.A.	129
563,135	*	PolyOne Corp	3,435
189,962		Potash Corp of Saskatchewan	30,292
224,147	e*	Pozen, Inc	3,306
2,049,900		PPG Industries, Inc	144,128
1,508,677		Praxair, Inc	94,986
274,833	*	Prestige Brands Holdings, Inc	3,257
18,738,657		Procter & Gamble Co	1,183,534

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
171,798	*	Progenics Pharmaceuticals, Inc	$4,068
1,737,500	*	PT Kalbe Farma Tbk	230
89,100		PTT Chemical PCL	199
117,547	*	QLT, Inc	914
203,211	e*	Quidel Corp	2,439
296,029		Ranbaxy Laboratories Ltd	2,397
2,081,922		Reckitt Benckiser plc	108,404
6,503		Recordati S.p.A.	52
234,325	e*	Renovis, Inc	820
3,435	e*	Replidyne, Inc	19
1,173,429	e,v*	Revlon, Inc (Class A)	1,232
59	*	Rhodia S.A.	-	^
13,936		Richter Gedeon Nyrt	2,516
8,270		Roche Holding AG.	1,604
1,582,411	e	Roche Holding AG.	279,981
200,097	*	Rockwood Holdings, Inc	5,539
975,176		Rohm & Haas Co	50,436
489,826		RPM International, Inc	11,315
25,000		Sakai Chemical Industry Co Ltd	180
258,658	e*	Salix Pharmaceuticals Ltd	3,259
1,451,436	e	Sanofi-Aventis	126,222
2,216		Sanofi-Aventis (ADR)	96
316,917	e*	Santarus, Inc	2,231
62,400	e	Santen Pharmaceutical Co Ltd	1,604
63,200	e	Sawai Pharmaceutical Co Ltd	2,585
9,682,258		Schering-Plough Corp	246,994
260,263	e*	Sciele Pharma, Inc	6,163
218,643	e	Scotts Miracle-Gro Co (Class A)	9,627
277,324		Sensient Technologies Corp	7,149
469,621	e*	Sepracor, Inc	21,898
967,000		Shin-Etsu Chemical Co Ltd	59,001
255,264		Shionogi & Co Ltd	4,592
308,000		Shiseido Co Ltd	6,260
1,311,000		Showa Denko KK	4,928
54,321		Sidi Kerir Petrochemcials Co	197
692,585		Sigma-Aldrich Corp	28,756
1,180,000		Sinopec Shanghai Petrochemical Co Ltd	615
2,200	e	Sinopec Shanghai Petrochemical Co Ltd (ADR)	114
368,000	*	Sinopec Yizheng Chemical Fibre Co Ltd	110
23,132	*	Sniace-Soc Nacional Indust	166
900	e	Sociedad Quimica y Minera de Chile S.A. (ADR)	131
59,029		Sociedad Quimica y Minera de Chile S.A. (Class B)	856
26,726	e*	Somaxon Pharmaceuticals, Inc	326
9	*	Sosei Co Ltd	15
38,940	e*	Speedel Holding AG	5,746
1,067,813		SSL International plc	8,410
30,389		Stepan Co	798
100	*	Stratagene Corp	1
3,747,370	e	Sumitomo Chemical Co Ltd	28,302
19,768		Sun Pharmaceuticals Industries Ltd	480
428,185	e*	SuperGen, Inc	2,526
111,753	e*	SurModics, Inc	4,023
900,125		Symbion Health Ltd	2,644

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
88,376		Syngenta AG.	$16,909
137,800	e	Taisho Pharmaceutical Co Ltd	2,526
232,000		Taiwan Fertilizer Co Ltd	386
93,127		Taiyo Nippon Sanso Corp	841
1,403,994	e	Takeda Pharmaceutical Co Ltd	92,098
1,364,000		Tanabe Seiyaku Co Ltd	18,555
138,155	e*	Tanox, Inc	2,592
531,000	e	Teijin Ltd	2,997
394,368		Teva Pharmaceutical Industries Ltd	14,587
1,683,800		Teva Pharmaceutical Industries Ltd (ADR)	63,025
478,000	e*	Theravance, Inc	14,101
1,234,000	e	Tokai Carbon Co Ltd	10,158
320,000	e	Tokuyama Corp	5,594
319,000	*	Tongjitang Chinese Medicines Co (ADR)	3,209
1,333,663	e	Toray Industries, Inc	9,643
171,000		Tosoh Corp	881
36,000		Toyo Ink Manufacturing Co Ltd	134
234,889	e	Tronox, Inc (Class B)	3,284
1,675	e*	Trubion Pharmaceuticals, Inc	33
290,869		UAP Holding Corp	7,519
37,950	e	UCB S.A.	2,209
4,783,187		Unilever plc	144,106
200,000		Unilever plc (ADR)	6,014
35,180		United Drug plc	188
173,761	*	United Therapeutics Corp	9,345
12,200	*	US BioEnergy Corp	140
96,417	e*	USANA Health Sciences, Inc	4,519
600,562	e*	USEC, Inc	9,759
537,920	*	Valeant Pharmaceuticals International	9,301
599,961		Valspar Corp	16,697
390,138	*	VCA Antech, Inc	14,166
91,500	e*	Verasun Energy Corp	1,818
1,424,230	*	Vertex Pharmaceuticals, Inc	39,935
2,142		Virbac S.A.	156
573,447	*	Viropharma, Inc	8,229
40,004	e*	Visicu, Inc	312
40,221		Wacker Chemie AG.	6,985
1,416,827	e*	Warner Chilcott Ltd (Class A)	20,983
1,090,235	*	Watson Pharmaceuticals, Inc	28,815
1,363	e	Wellman, Inc	5
339,671	e	Westlake Chemical Corp	9,222
412,531	e*	WR Grace & Co	10,899
7,511,765		Wyeth	375,814
122,331	e*	Xenoport, Inc	3,408
3,077		Yuhan Corp	482
56,584	e*	Zeltia S.A.	514
13,626		Zentiva NV	938
59,000		Zeon Corp	609
215,544	e*	Zymogenetics, Inc	3,354
		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,088,399

COAL MINING - 0.23%
379,962	e*	Alpha Natural Resources, Inc	5,939

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
685,727	e	Arch Coal, Inc	$21,045
16,108,000	*	China Coal Energy Co	17,214
1,029,000		China Shenhua Energy Co Ltd	2,489
891,815		Consol Energy, Inc	34,897
205,500		Fording Canadian Coal Trust	4,617
48,525		Gloucester Coal Ltd	141
651,432	e*	International Coal Group, Inc	3,420
90,338	e*	James River Coal Co	675
374,077	e	Massey Energy Co	8,974
2,571,914		Peabody Energy Corp	103,494
172,936		Penn Virginia Corp	12,693
8,278,500		PT Bumi Resources Tbk	1,207
379,149		Sasol Ltd	12,650
1,216,946	e	Sasol Ltd (ADR)	40,220
11,530	e*	Westmoreland Coal Co	232
649,374		Xstrata plc	33,378
968,000		Yanzhou Coal Mining Co Ltd	927
3,720	e	Yanzhou Coal Mining Co Ltd (ADR)	179
		TOTAL COAL MINING	304,391

COMMUNICATIONS - 4.82%
110,900		Advanced Info Service PCL	212
3,694,861		Advanced Info Service PCL	7,071
14,700	m	Advanced Info Service PCL (ADR)	30
86,163		AFK Sistema (GDR)	2,447
70,597	e*	Airspan Networks, Inc	268
260,402	e	Alaska Communications Systems Group, Inc	3,841
2,603,993		Alltel Corp	161,447
30,600	e*	Alvarion Ltd	246
10,995,608		America Movil S.A. de C.V.	26,338
222,941		America Movil S.A. de C.V. (ADR) (Series L)	10,654
2,491,902	*	American Tower Corp (Class A)	97,060
193,871	e*	Anixter International, Inc	12,784
72,902	e	Antena 3 de Television S.A.	1,630
298,887	*	Aruba Networks, Inc	4,385
38,034,141		AT&T, Inc	1,499,686
32,459		Atlantic Tele-Network, Inc	848
100,019	*	Audiovox Corp (Class A)	1,473
6,664,401	e	Austar United Communications Ltd	8,412
2,859,130	*	Avaya, Inc	33,766
1,793,183	e	BCE, Inc	50,712
2,017,400		BEC World PCL	1,256
592,534	e	Belgacom S.A.	26,318
52		Bell Aliant Regional Communications Income Fund	1
296,599		Bezeq Israeli Telecommunication Corp Ltd	458
16,232,310		Brasil Telecom Participacoes S.A.	327
117,198,019		Brasil Telecom Participacoes S.A.	1,052
291,204	e*	Brightpoint, Inc	3,331
715,222		British Sky Broadcasting plc	7,938
11,813,458		BT Group plc	70,613
855,327		Cable & Wireless plc	2,804
1,179,682		Cablevision Systems Corp (Class A)	35,898
122,088		Carphone Warehouse Group plc	665

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
83,442	*	Cbeyond Communications, Inc	$2,447
129,733	e*	Centennial Communications Corp	1,068
14,190	*	Central European Media Enterprises Ltd (Class A)	1,278
505,350		CenturyTel, Inc	22,837
2,455,045	e*	Charter Communications, Inc (Class A)	6,850
3,398,580		China Mobile Hong Kong Ltd	30,904
15,800		China Mobile Hong Kong Ltd (ADR)	709
8,016,000		China Telecom Corp Ltd	3,940
4,700	e	China Unicom Ltd (ADR)	66
2,602,080		Chunghwa Telecom Co Ltd	5,040
17,442		Chunghwa Telecom Co Ltd (ADR)	347
1,722,174	*	Cincinnati Bell, Inc	8,094
356,745	e	Citadel Broadcasting Corp	3,393
432,000	v*	Citic 1616 Holdings Ltd	143
1,430,926	e	Citizens Communications Co	21,392
2,555,642		Clear Channel Communications, Inc	89,550
15,380,980	*	Comcast Corp (Class A)	399,136
297,523		Compania de Telecomunicaciones de Chile S.A. (Class A)	686
133,600		Comstar United Telesystems (GDR)	1,109
121,315	e	Consolidated Communications Holdings, Inc	2,413
32,428		Cosmote Mobile Telecommunications S.A.	971
1,833,733	e*	Covad Communications Group, Inc	2,329
338,685	e*	Cox Radio, Inc (Class A)	4,623
970,871	*	Crown Castle International Corp	31,194
128,041	e*	Crown Media Holdings, Inc (Class A)	682
122,386	e	CT Communications, Inc	2,950
210,752	*	CTC Media, Inc	5,412
342,302	e*	Cumulus Media, Inc (Class A)	3,211
8,000		Denki Kogyo Co Ltd	71
2,501,722		Deutsche Telekom AG.	41,373
6,477,665	*	DIRECTV Group, Inc	149,440
32,121	m,v*	Dish TV India Ltd	175
908,714	*	Dobson Communications Corp (Class A)	7,806
1,797,156	*	EchoStar Communications Corp (Class A)	78,050
13	*	Ectel Ltd	-	^
12,027		Egyptian Co for Mobile Services	333
47,874	e	Elisa Oyj	1,387
1,159,015		Embarq Corp	65,310
206,017,628		Embratel Participacoes S.A.	602
222,877	e	Emmis Communications Corp (Class A)	1,881
15,611		Empresa Nacional de Telecomunicaciones S.A.	224
190,962	e	Entercom Communications Corp (Class A)	5,381
360,874	*	Entravision Communications Corp (Class A)	3,371
71,162	*	Eschelon Telecom, Inc	2,057
355,011		Eutelsat Communications	8,024
174,063	e	Fairpoint Communications, Inc	3,344
526,309	e*	FiberTower Corp	2,732
39,920	e*	Fisher Communications, Inc	1,940
1,009,972	*	Foundry Networks, Inc	13,705
2,107,602	e	France Telecom S.A.	55,661
385		Fuji Television Network, Inc	892
320,219	*	General Communication, Inc (Class A)	4,483
485,973		Global Payments, Inc	16,552

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
52,972	e*	Globalstar, Inc	$562
43,360		Globe Telecom, Inc	1,105
134,711		Golden Telecom, Inc	7,460
299,150		Gray Television, Inc	3,117
1,427,108		Grupo Televisa S.A.	8,520
252,900		Grupo Televisa S.A. (ADR)	7,536
135,001	e*	Harris Stratex Networks, Inc (Class A)	2,591
151,392		Hearst-Argyle Television, Inc	4,116
155,848		Hellenic Telecommunications Organization S.A.	4,264
18,700	e	Hikari Tsushin, Inc	852
10,416	*	Hungarian Telephone & Cable	221
443,961		Hutchison Telecommunications International Ltd	900
1,024,975	*	IAC/InterActiveCorp	38,652
665,545	*	Idea Cellular Ltd	1,449
55,284	*	IDT Corp	624
264,930	e	IDT Corp (Class B)	3,007
1,075,000		Indosat Tbk PT	736
1,116,096		Informa plc	13,354
129,573	e*	InPhonic, Inc	1,412
439		Internet Initiative Japan Inc	1,747
151,630	*	ION Media Networks, Inc	202
196,490	e	Iowa Telecommunications Services, Inc	3,930
100,055	*	iPCS, Inc	4,902
1,883	e*	ITC DeltaCom, Inc	5
1,371,112		ITV plc	2,941
46,000		Iwatsu Electric Co Ltd	66
295,718	e*	j2 Global Communications, Inc	8,197
1,476	*	Jupiter Telecommunications Co	1,240
168,427	e	Kadokawa Holdings, Inc	5,503
2,057		KDDI Corp	16,426
26,976		Kingston Communications plc	41
67,285		KT Corp	3,018
10,800		KT Corp (ADR)	242
71,468		KT Freetel Co Ltd	2,002
272,739	*	Leap Wireless International, Inc	17,995
6,987,199	e*	Level 3 Communications, Inc	42,622
2,774,160	*	LG Telecom Ltd	31,551
2,266,536	*	Liberty Global, Inc (Class A)	74,637
19,528	*	Liberty Global, Inc (Series C)	598
860,033	*	Liberty Media Corp - Capital (Series A)	95,111
3,620,380	*	Liberty Media Holding Corp (Interactive A)	86,237
199,839	*	Lightbridge, Inc	3,511
213,807	e*	Lin TV Corp (Class A)	3,400
102,871	*	Lodgenet Entertainment Corp	3,160
26,420		LS Cable Ltd	1,156
19,891		M6-Metropole Television	729
231,416		Magyar Telekom	1,169
5,900		Magyar Telekom (ADR)	151
3,448		Mahanagar Telephone Nigam	12
6,600		Mahanagar Telephone Nigam (ADR)	44
96,631		Maroc Telecom	1,595
243,000	*	Mastec, Inc	2,675
1,152,700		Maxis Communications BHD	3,967

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
30,000		Media Prima BHD	$22
351,295	*	Mediacom Communications Corp (Class A)	2,860
271,552		Mediaset S.p.A.	2,955
3,187	e*	Metro One Telecommunications, Inc	7
124,511		Mobile TeleSystems (ADR)	6,968
31,290		MobileOne Ltd	45
9,791	e	Mobistar S.A.	828
15,917		Modern Times Group AB (B Shares)	931
796,873		MTN Group Ltd	10,820
22,100		MTN Group Ltd (ADR)	299
195,462		Naspers Ltd (N Shares)	4,729
5,000		Naspers Ltd (N Shares) (ADR)	120
60,175	*	NET Servicos de Comunicacao S.A.	814
3,400	e	Net Servicos de Comunicacao S.A. (ADR)	46
314,790	e*	NeuStar, Inc (Class A)	8,953
259,400	e	News Corp (Class B)	6,380
691,234	*	NII Holdings, Inc	51,276
11,737		Nippon Telegraph & Telephone Corp	62,052
88,585	e	North Pittsburgh Systems, Inc	1,928
307,024	e*	Novatel Wireless, Inc	4,925
75,873		NTELOS Holdings Corp	1,458
29,537	e	NTT DoCoMo, Inc	54,642
1,607		Okinawa Cellular Telephone Co	5,087
59,505	*	Orascom Telecom Holding SAE	4,127
12,000	e*	Orbcomm, Inc	153
354,714	e*	PAETEC Holding Corp	3,717
292,000		Pakistan Telecommunication Co Ltd	228
162,668		Partner Communications	2,391
4,900		Partner Communications (ADR)	73
9,103,000	*	Paxys, Inc	5,377
760	e*	Pegasus Wireless Corp	-	^
37,437		Philippine Long Distance Telephone Co	1,959
75,397	e	Philippine Long Distance Telephone Co (ADR)	3,981
1,685,500	*	Pilipino Telephone Corp	245
269,377	e	Portugal Telecom SGPS S.A.	3,609
700		Price Communications Corp	14
232,271		ProSiebenSat.1 Media AG.	8,201
5,800	e	PT Indosat Tbk (ADR)	196
23,801	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	353
11,400		PT Telekomunikasi Indonesia (ADR)	492
343,091	e	Publicis Groupe S.A.	16,573
7,865,143	e*	Qwest Communications International, Inc	70,708
3,756	*	Radio One, Inc (Class A)	24
496,203	*	Radio One, Inc (Class D)	3,205
178,130	*	RCN Corp	4,551
213,116	*	Retelit S.p.A	125
793,231		Rogers Communications, Inc (Class B)	25,965
38,500	e	Rostelecom (ADR)	1,998
14,487,872	e	Royal KPN NV	225,662
65,057		Salem Communications Corp (Class A)	813
245,805	e*	SAVVIS, Inc	11,769
495,458	*	SBA Communications Corp (Class A)	14,641
1,446,293		Seat Pagine Gialle S.p.A.	892

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
432,350		Shaw Communications, Inc (Class B)	$15,946
40,655	e	Shenandoah Telecom Co	1,914
20,200	e,m,v	Sibirtelecom (ADR)	1,959
364,692		Sinclair Broadcast Group, Inc (Class A)	5,634
10,229,087		Singapore Telecommunications Ltd	22,115
19,198		SK Telecom Co Ltd	3,908
12,200		SK Telecom Co Ltd (ADR)	286
155,229		Sky Network Television Ltd	603
36	v	Sky Perfect Jsat Corp	21
14,500		SmarTone Telecommunications Holding Ltd	17
41,851	e	Societe Television Francaise 1	1,401
14,183	e*	Sogecable S.A.	588
608,367	*	Sonda S.A.	769
225,473	e*	Spanish Broadcasting System, Inc (Class A)	902
24,763,145		Sprint Nextel Corp	469,509
11,708	*	SunCom Wireless Holdings, Inc (Class A)	20
92,509	e	SureWest Communications	2,301
59,881	e	Swisscom AG.	21,646
2,100	*	Switch & Data Facilities Co, Inc	38
243,090	*	Syniverse Holdings, Inc	2,562
1,275,000		Taiwan Mobile Co Ltd	1,366
30,137		Tele Norte Leste Participacoes S.A.	873
120,658		Tele Norte Leste Participacoes S.A.	1,672
104,977		Tele2 AB (B Shares)	1,721
41,800	e*	Telecom Argentina S.A. (ADR)	892
7,234,898		Telecom Corp of New Zealand Ltd	24,446
110,316		Telecom Egypt	314
7,461,142		Telecom Italia S.p.A.	21,279
5,176,544	e	Telecom Italia S.p.A.	12,800
9,200		Telefonica de Argentina S.A. (ADR)	174
55,430		Telefonica O2 Czech Republic A.S.	1,450
2,822	m	Telefonica O2 Czech Republic A.S. (GDR)	82
4,949,501		Telefonica S.A.	109,094
9,500	e	Telefonos de Mexico S.A. de C.V. (Class A) (ADR)	314
5,458,802		Telefonos de Mexico S.A. de C.V. (Series L)	9,124
3,660,052		Telekom Austria AG.	91,478
541,700		Telekom Malaysia BHD	1,567
386,672		Telekomunikacja Polska S.A.	3,191
6,499,500		Telekomunikasi Indonesia Tbk PT	7,016
12,282,997		Telemig Celular Participacoes S.A.	23
220,000	e*	Telenet Group Holding NV	7,094
1,766,696	e	Telenor ASA	31,391
1		Telephone & Data Systems, Inc	-	^
606,133		Telephone & Data Systems, Inc	36,138
220,673		Telesp Celular Participacoes S.A.	767
862,300		Television Broadcasts Ltd	5,391
1,093,938	e	TeliaSonera AB	9,439
162,735		Telkom S.A. Ltd	3,724
1,700	e	Telkom S.A. Ltd (ADR)	156
55,351	e*	Telkonet, Inc	149
3,932,598	e	Telstra Corp Ltd	14,828
464,353	e	Telstra Corp Ltd	1,206
170,462		TELUS Corp	8,697

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
397,147		TELUS Corp	$19,821
506,587	e*	Terremark Worldwide, Inc	4,083
291,918,834		Tim Participacoes S.A.	949
95,918	e*	Tiscali S.p.A.	363
443,067	e*	TiVo, Inc	2,813
30,200		Tokyo Broadcasting System, Inc	1,117
505,600	*	Total Access Communication PCL	2,285
96,366,432	*	True Corp PCL	15,001
268,952		Turkcell Iletisim Hizmet A.S.	1,372
12,453	e	Turkcell Iletisim Hizmetleri AS (ADR)	165
318,617		TV Azteca S.A. de C.V.	295
57,200	*	TVN S.A.	520
84,500	e,v	Uralsvyazinform (ADR)	1,132
97,113	*	US Cellular Corp	7,133
195,723	e	USA Mobility, Inc	3,901
16,031,904		Verizon Communications, Inc	607,930
4,767,757	*	Viacom, Inc (Class B)	196,002
12,600		Videsh Sanchar Nigam Ltd	117
1,900	e	Videsh Sanchar Nigam Ltd (ADR)	35
57,150	e	Vimpel-Communications (ADR)	5,420
61,849,494		Vodafone Group plc	164,917
56,249		Vodafone Group plc (ADR)	1,511
12,700		VolgaTelecom (ADR)	159
380,397	e*	Vonage Holdings Corp	1,312
2,507,721		Windstream Corp	36,838
328,857	e*	Wireless Facilities, Inc	427
5,344	e*	WorldSpace, Inc (Class A)	19
13	m,v*	Xanadoo Co	3
1,454,232	e*	XM Satellite Radio Holdings, Inc (Class A)	18,789
117,320		ZEE Telefilms Ltd	677
		TOTAL COMMUNICATIONS	6,408,087

DEPOSITORY INSTITUTIONS - 9.65%
112,268		1st Source Corp	2,938
750,000		77 Bank Ltd	4,894
27,960	e	Abington Community Bancorp, Inc	555
6,130,855		ABN AMRO Holding NV	263,878
9,988	e	Adelaide Bank Ltd	111
218,534		African Bank Investments Ltd	913
6,599	e	Akbank T.A.S. (ADR)	80
471,083		Akbank TAS	3,147
100,961		Alabama National Bancorp	7,149
822,758		Allied Irish Banks plc	24,399
471,495		Allied Irish Banks plc	13,951
239,922		Alpha Bank S.A.	7,596
1,305		Amagerbanken A/S	90
158,264		Amcore Financial, Inc	5,025
59,037	e	AmericanWest Bancorp	1,272
70,065	e	Ameris Bancorp	1,715
20,652,336		AMMB Holdings BHD	22,459
129,895		Anchor Bancorp Wisconsin, Inc	3,682
29,120		Arab Bank plc	1,008
61,296	e	Arrow Financial Corp	1,373

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
588,426		Associated Banc-Corp	$19,771
1,048,348		Astoria Financial Corp	27,876
3,746		Attijariwafa Bank	1,174
2,033,731		Australia & New Zealand Banking Group Ltd	48,871
11,481,009		Banca Intesa S.p.A.	87,190
741,359		Banca Intesa S.p.A.	5,546
377,597	e	Banca Monte dei Paschi di Siena S.p.A.	2,366
143,526		Banca Popolare di Milano	2,222
43,585		Bancfirst Corp	2,020
118,758		Banche Popolari Unite Scpa	3,514
6,327,496	e	Banco Bilbao Vizcaya Argentaria S.A.	155,358
91,504		Banco BPI S.A.	794
572,416		Banco Bradesco S.A.	11,669
9,800	e	Banco Bradesco S.A. (ADR)	396
720,587		Banco Comercial Portugues S.A.	2,609
1,024		Banco de Chile (ADR)	50
55,458		Banco de Credito e Inversiones	1,820
4,215,200		Banco de Oro Universal Bank	5,242
68,979		Banco Espirito Santo S.A.	1,317
288,579		Banco Itau Holding Financeira S.A.	10,071
10,500	e	Banco Itau Holding Financeira S.A. (ADR)	366
108,772		Banco Nossa Caixa S.A.	1,548
586,776	e	Banco Popolare di Verona e Novara Scrl	18,224
302,527	e	Banco Popular Espanol S.A.	6,240
9,624,683	e	Banco Santander Central Hispano S.A.	171,771
23,239,810		Banco Santander Chile S.A.	1,114
8,000		Banco Santander Chile S.A. (ADR)	399
117,190		BanColombia S.A. (ADR)	3,245
60,085	*	Bancorp, Inc	1,562
343,154		Bancorpsouth, Inc	8,390
53,199	e	BancTrust Financial Group, Inc	1,126
90,500		Bangkok Bank PCL	279
366,100		Bangkok Bank PCL	1,182
15,283	e	Banif SGPS S.A.	114
3,114,000		Bank Central Asia Tbk PT	1,740
626,924		Bank Hapoalim Ltd	3,009
542,278		Bank Leumi Le-Israel	1,956
354,834	e	Bank Mutual Corp	4,034
27,240,570		Bank of America Corp	1,389,814
4,675,358	v*	Bank of Ayudhya PCL	1,088
13,070,000		Bank of China Ltd	6,507
3,590,022		Bank of Communications Co Ltd	3,689
2,411,140		Bank of East Asia Ltd	14,025
164,100	e	Bank of Granite Corp	2,941
222,514		Bank of Hawaii Corp	11,800
304,195		Bank of Ireland	6,563
37,625		Bank of Ireland	810
10,999		Bank of Jordan	49
464,900	e	Bank of Kyoto Ltd	5,338
963,166		Bank of Montreal	58,165
6,818,905		Bank of New York Co, Inc	276,507
2,069,432		Bank of Nova Scotia	95,343
139,800		Bank of Okinawa Ltd	5,173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
68,250	e	Bank of the Ozarks, Inc	$1,960
354,700		Bank of the Philippine Islands	482
314,300	*	Bank of the Ryukyus Ltd	7,348
1,850,600	e	Bank of Yokohama Ltd	13,804
4,064		Bank Przemyslowo-Handlowy Bph	1,384
5,079,500		Bank Rakyat Indonesia	2,811
38,223		Bank Zachodni WBK S.A.	3,567
274,004		BankAtlantic Bancorp, Inc (Class A)	3,003
140,808	e	BankFinancial Corp	2,291
239,490	e	BankUnited Financial Corp (Class A)	5,080
63,319		Banner Corp	2,631
655		Banque Marocaine du Commerce Exterieur	170
14,212,036		Barclays plc	201,643
1,461		Basler Kantonalbank	143
2,441,853		BB&T Corp	100,165
17,900		BBVA Banco Frances S.A. (ADR)	223
43,606	e	Berkshire Hills Bancorp, Inc	1,467
134,701	e*	BFC Financial Corp (Class A)	593
2,133,953	e	BNP Paribas	222,891
4,656,267		BOC Hong Kong Holdings Ltd	11,287
93,182		BOK Financial Corp	4,615
220,395	e	Boston Private Financial Holdings, Inc	6,153
2,889	*	BRE Bank S.A.	478
380,178	e	Brookline Bancorp, Inc	4,817
2,932,848		Bumiputra-Commerce Holdings Bhd	8,440
48,906	e	Cadence Financial Corp	978
45,954	e	Camden National Corp	1,994
713,395		Canadian Imperial Bank of Commerce	61,910
13,905	*	Capital Bank of Jordan	49
70,818	e	Capital City Bank Group, Inc	2,358
52,299	e	Capital Corp of the West	1,389
586,385	e	Capitalia S.p.A.	5,299
77,341		Capitol Bancorp Ltd	2,850
97,065	e	Capitol Federal Financial	3,670
138,858	e	Cardinal Financial Corp	1,386
161,921	e	Cascade Bancorp	4,200
30,717	e	Cass Information Systems, Inc	1,037
3,161,864		Cathay Financial Holding Co Ltd	6,564
302,596	e	Cathay General Bancorp	10,282
394,847	e*	Centennial Bank Holdings, Inc	3,415
79,325	e	Center Financial Corp	1,568
38,859	e	Centerstate Banks of Florida, Inc	687
223,233	e	Central Pacific Financial Corp	8,164
1,734,000	*	Chang Hwa Commercial Bank	1,045
1,140	e	Charter Financial Corp	55
150,271	e	Chemical Financial Corp	4,477
1,487,855		Chiba Bank Ltd	13,131
16,200,545		China Construction Bank	9,268
7,857,566		China Development Financial Holding Corp	3,502
3,641,305		Chinatrust Financial Holding Co	2,844
319,837		Chittenden Corp	9,656
497,623		Citizens Banking Corp	11,027
49,605		Citizens First Bancorp, Inc	1,130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
85,651	e	City Bank	$2,750
110,454		City Holding Co	4,468
169,344		City National Corp	12,464
78,448		Clifton Savings Bancorp, Inc	937
1,209,944		Close Brothers Group plc	24,119
103,042	e	Coastal Financial Corp	1,611
79,208	e	CoBiz, Inc	1,577
1,676,229		Colonial Bancgroup, Inc	41,487
50,776	e	Columbia Bancorp	1,219
92,298		Columbia Banking System, Inc	3,113
914,324		Comerica, Inc	54,055
805,523		Commerce Bancorp, Inc	26,888
312,324		Commerce Bancshares, Inc	15,088
2,571		Commercial Bankshares, Inc	126
51,421		Commercial International Bank	500
16,173		Commercial International Bank (GDR)	158
372,843	e	Commerzbank AG.	16,496
1,314,115		Commonwealth Bank of Australia	53,439
55,670	e*	Community Bancorp	1,712
208,792		Community Bank System, Inc	4,368
132,406	e	Community Banks, Inc	3,161
110,012		Community Trust Bancorp, Inc	3,986
520,401		Compass Bancshares, Inc	35,804
5,211,116		CorpBanca S.A.	28
304,748	e	Corus Bankshares, Inc	5,199
34,261		Credicorp Ltd	1,667
736,881	e	Credit Agricole S.A.	28,733
236,061		Cullen/Frost Bankers, Inc	12,353
375,454	e	CVB Financial Corp	4,468
116,390		Daegu Bank	2,116
494,936	e	Danske Bank A/S	23,026
2,034,099		DBS Group Holdings Ltd	28,692
1,127,823		Depfa Bank plc	20,143
671,575		Deutsche Bank AG.	90,466
1,337,905	e	Dexia	39,927
168,373		Dime Community Bancshares	2,228
1,202,500	e	DNB NOR Holding ASA	16,974
69,354	*	Dollar Financial Corp	1,755
166,179	e	Downey Financial Corp	10,725
1,228,700		E.Sun Financial Holding Co Ltd	737
273,997		East West Bancorp, Inc	10,075
77,712		EFG Eurobank Ergasias S.A.	3,177
105,717		Egyptian Financial Group-Hermes Holding	703
3,920		El Watany Bank of Egypt	30
47,225	e	Enterprise Financial Services Corp	1,322
1,225,600		EON Capital BHD	2,375
61,635		Erste Bank der Oesterreichischen Sparkassen AG.	4,800
198,179	e*	Euronet Worldwide, Inc	5,323
36,935	e	Farmers Capital Bank Corp	1,085
2,041,297		Fifth Third Bancorp	78,978
66,126	e	First Bancorp	1,414
524,818		First Bancorp	6,959
78,514	e	First Busey Corp	1,683

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
182,731		First Charter Corp	$3,929
29,592		First Citizens Bancshares, Inc (Class A)	5,948
426,796	e	First Commonwealth Financial Corp	5,015
140,303		First Community Bancorp, Inc	7,933
58,171		First Community Bancshares, Inc	2,269
100		First Defiance Financial Corp	3
200,643	e	First Financial Bancorp	3,032
117,286	e	First Financial Bankshares, Inc	4,905
78,440	e	First Financial Corp	2,428
76,930	e	First Financial Holdings, Inc	2,662
2,868,844	e	First Horizon National Corp	119,143
82,171		First Indiana Corp	1,795
128,396		First Merchants Corp	3,046
312,339		First Midwest Bancorp, Inc	11,478
673,762	e	First Niagara Financial Group, Inc	9,372
95,639		First Place Financial Corp	2,051
54,889	*	First Regional Bancorp	1,630
154,966		First Republic Bank	8,322
48,468	e	First South Bancorp, Inc	1,487
103,147		First State Bancorporation	2,326
124,018	e*	FirstFed Financial Corp	7,048
547,146		FirstMerit Corp	11,550
1,789,615		FirstRand Ltd	6,069
365,336	e	Flagstar Bancorp, Inc	4,366
106,676		Flushing Financial Corp	1,731
340,601	e	FNB Corp	5,739
74,270	e	FNB Corp	2,661
633,032	e	Fortis	28,912
130,513	e*	Franklin Bank Corp	2,332
447,917	e	Fremont General Corp	3,104
232,443	e	Frontier Financial Corp	5,799
1,957,818		Fubon Financial Holding Co Ltd	1,763
12,399		Fubon Financial Holding Co Ltd (GDR)	112
10,505,587	*	Fuhwa Financial Holdings Co Ltd	5,079
1,427,800	v	Fukuoka Financial Group, Inc	11,523
763,127		Fulton Financial Corp	11,088
71,005	e	GB&T Bancshares, Inc	1,287
306,967	e	Glacier Bancorp, Inc	7,379
61,955	e	Great Southern Bancorp, Inc	1,814
378,826		Greater Bay Bancorp	10,187
43,180		Greene County Bancshares, Inc	1,464
627,227		Grupo Financiero Banorte S.A. de C.V.	2,972
40,800	e*	Grupo Financiero Galicia S.A. (ADR)	425
686,560		Gunma Bank Ltd	4,865
271,571		Haci Omer Sabanci Holding A.S.	1,112
171,039		Hancock Holding Co	7,522
611,445		Hang Seng Bank Ltd	8,686
239,517		Hanmi Financial Corp	4,565
179,920	e	Harleysville National Corp	3,206
110,446		HDFC Bank Ltd	2,425
6,200		HDFC Bank Ltd (ADR)	400
78,284	e	Heartland Financial USA, Inc	2,094
61,525		Heritage Commerce Corp	1,568

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,063,600		Hokuhoku Financial Group, Inc	$3,664
16,689	e	Home Bancshares, Inc	368
24,274	e	Home Federal Bancorp, Inc	377
127,600		Hong Leong Bank BHD	221
4,300		Hong Leong Credit BHD	7
72,299	e	Horizon Financial Corp	1,596
15,123		Housing Bank for Trade and Finance	143
15,361,797		HSBC Holdings plc	268,893
1,585,000		Hua Nan Financial Holdings Co Ltd	1,188
7,678,696		Hudson City Bancorp, Inc	105,045
1,001,595	e	Huntington Bancshares, Inc	21,885
56,584		IBERIABANK Corp	3,149
9,000	e	ICICI Bank Ltd (ADR)	331
87,960		Independent Bank Corp	2,897
138,858		Independent Bank Corp	2,829
17,048,000		Industrial & Commercial Bank of China	9,557
319,401	e	IndyMac Bancorp, Inc	10,237
91,495		Integra Bank Corp	2,039
318,322		International Bancshares Corp	9,445
37,259	*	Intervest Bancshares Corp	1,069
215,917		Investec Ltd	2,777
239,064		Investec plc	3,096
314,926	*	Investors Bancorp, Inc	4,548
320,542		Investors Financial Services Corp	18,640
173,726	e	Irwin Financial Corp	3,238
24,547	*	Israel Discount Bank Ltd	52
33,093		ITLA Capital Corp	1,721
32,544	*	Jordan Islamic Bank	207
3,730,000		Joyo Bank Ltd	23,297
23,473,735		JPMorgan Chase & Co	1,135,659
611,936		Julius Baer Holding AG.	83,495
17,899	*	Jyske Bank	1,441
11,000		Kagawa Bank Ltd/The	70
612,700		Kasikornbank PCL	1,138
387,700		Kasikornbank PCL	720
1,698,500		Kasikornbank PCL	3,250
128,009	e	Kearny Financial Corp	1,841
1,799,017		Keycorp	67,409
92,000		Kiyo Holdings, Inc	169
181,548		KNBT Bancorp, Inc	2,676
7,488		Komercni Banka A.S.	1,302
1,365		Komercni Banka A.S. (GDR)	78
287,785		Kookmin Bank	25,817
13,400		Kookmin Bank (ADR)	1,208
185,140		Korea Exchange Bank	2,991
103,500		Krung Thai Bank PCL	36
4,335,300		Krung Thai Bank PCL	1,498
104,067	e	Lakeland Bancorp, Inc	1,410
69,220	e	Lakeland Financial Corp	1,571
3,435,798		Lloyds TSB Group plc	37,862
305,782		M&T Bank Corp	35,419
95,910	e	Macatawa Bank Corp	1,765
217,266		MAF Bancorp, Inc	8,982

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
82,341	e	MainSource Financial Group, Inc	$1,398
1,133,400		Malayan Banking BHD	4,196
1,021,584		Marshall & Ilsley Corp	47,310
214,889		MB Financial, Inc	7,738
86,227	e	MBT Financial Corp	1,113
99,405		MCB Bank Ltd	443
49,000	g,m,v	MCB Bank Ltd (GDR)	956
990,059	e	Mediobanca S.p.A.	22,047
2,416,743		Mellon Financial Corp	104,258
55,826		Mercantile Bank Corp	1,813
31,711	e	MetroCorp Bancshares, Inc	672
3,453,000		Metropolitan Bank & Trust	4,473
133,272	e	Mid-State Bancshares	4,890
88,864	e	Midwest Banc Holdings, Inc	1,574
14,858		Mitsubishi UFJ Financial Group, Inc	167,695
568,000		Mitsui Trust Holdings, Inc	5,601
6,657		Mizrahi Tefahot Bank Ltd	49
16,912		Mizuho Financial Group. Inc	108,929
114,292		Nara Bancorp, Inc	2,001
20,266	e	NASB Financial, Inc	706
1,454,249		National Australia Bank Ltd	47,536
275,613		National Bank Of Canada	14,916
887,783		National Bank of Greece S.A.	47,082
123,165		National Bank Of Pakistan	465
2,995,314		National City Corp	111,575
6,575,925		National Finance PCL	2,648
291,286	e	National Penn Bancshares, Inc	5,505
202,123		NBT Bancorp, Inc	4,736
161,072		Nedbank Group Ltd	3,131
279,310	e*	Net 1 UEPS Technologies, Inc	6,949
276,474	e*	NetBank, Inc	611
1,190,189	e	New York Community Bancorp, Inc	20,935
654,557		NewAlliance Bancshares, Inc	10,610
2,923,800		Nishi-Nippon City Bank Ltd	12,976
876,656		Nordea Bank AB	14,067
8,021,443	e	Nordea Bank AB	128,085
2,450,339		Northern Trust Corp	147,363
113,934	e	Northwest Bancorp, Inc	3,086
60,882	e	OceanFirst Financial Corp	1,056
71,545	e	OKO Bank (Class A)	1,220
468,344	e	Old National Bancorp	8,514
79,962	e	Old Second Bancorp, Inc	2,191
72,839	e	Omega Financial Corp	2,077
183,921		Oriental Financial Group, Inc	2,167
143,203		OTP Bank Rt	6,561
3,268,769		Oversea-Chinese Banking Corp	19,391
378,820		Pacific Capital Bancorp	12,168
75,757	e	Park National Corp	7,158
289,720		Partners Trust Financial Group, Inc	3,311
59,057		Pennfed Financial Services, Inc	1,280
85,040		Peoples Bancorp, Inc	2,246
247,620	e	People's Bank	10,994
136,249		PFF Bancorp, Inc	4,132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
86,223	e*	Pinnacle Financial Partners, Inc	$2,631
755,330		Piraeus Bank S.A.	26,234
65,977		Placer Sierra Bancshares	1,785
1,828,329		PNC Financial Services Group, Inc	131,585
1,230,571		Popular, Inc	20,378
267,412		Powszechna Kasa Oszczednosci Bank Polski S.A.	4,455
51,514		Preferred Bank	2,020
81,916	e	Premierwest Bancorp	1,107
100,238	e	PrivateBancorp, Inc	3,665
203,996	e	Prosperity Bancshares, Inc	7,087
204,384		Provident Bankshares Corp	6,716
514,845		Provident Financial Services, Inc	8,984
236,962	e	Provident New York Bancorp	3,353
815,500		PT Bank Danamon Indonesia Tbk	585
235,067,000		PT Bank Internasional Indonesia Tbk	4,972
23,275,500		PT Bank Mandiri Persero Tbk	6,377
577,300		Public Bank BHD	1,503
150,580		Pusan Bank	2,241
25,785	e	QC Holdings, Inc	343
28,481		Raiffeisen International Bank Holding AG.	4,009
3,516,349		Regions Financial Corp	124,373
89,936	e	Renasant Corp	2,220
93,840	e	Republic Bancorp, Inc (Class A)	2,122
15,854	e	Resona Holdings, Inc	42,649
1,105,400		RHB Capital BHD	1,528
2,733,900		Rizal Commercial Banking Corp	1,643
51,072	e	Rockville Financial, Inc	768
6,202	e	Roma Financial Corp	96
585		Roskilde Bank	66
364	v*	Roskilde Bank	2
65,453	e	Royal Bancshares of Pennsylvania (Class A)	1,555
2,448,437	e	Royal Bank of Canada	121,945
135,600	*	Royal Bank Of Canada	6,766
7,496,242		Royal Bank of Scotland Group plc	292,669
159,193	e	S&T Bancorp, Inc	5,260
72,407	e	S.Y. Bancorp, Inc	1,800
89,503		Sandy Spring Bancorp, Inc	3,100
41,133		Santander BanCorp	724
771		Sapporo Hokuyo Holdings, Inc	7,720
33,600	e,v	Sberbank (GDR)	14,475
51,845		SCBT Financial Corp	1,880
74,758	e	Seacoast Banking Corp of Florida	1,695
74,877		Security Bank Corp	1,508
9,515,911		Shin Kong Financial Holding Co Ltd	8,440
366,595		Shinhan Financial Group Co Ltd	21,042
4,200		Shinhan Financial Group Co Ltd (ADR)	478
4,303,000		Shinsei Bank Ltd	20,631
1,781,300	e	Shizuoka Bank Ltd	18,971
54,536	e	Shore Bancshares, Inc	1,442
203,800	v	Siam Commercial Bank PCL	393
32,499	e	Sierra Bancorp	912
155,930	*	Signature Bank	5,074
85,157	e	Simmons First National Corp (Class A)	2,561

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,694,947		SinoPac Financial Holdings Co Ltd	$1,238
738,244	e	Skandinaviska Enskilda Banken AB (Class A)	23,629
471,027		Sky Financial Group, Inc	12,652
45,849	e	Smithtown Bancorp, Inc	1,192
1,296,637	e	Societe Generale	224,083
981,251		South Financial Group, Inc	24,257
66,414	e	Southside Bancshares, Inc	1,522
99,077		Southwest Bancorp, Inc	2,545
1,586,927		Sovereign Bancorp, Inc	40,371
767,980		Standard Bank Group Ltd	11,306
100		State Bancorp, Inc	2
10,200		State Bank of India Ltd	233
4,176		State Bank of India Ltd (GDR)	255
1,734,113		State Street Corp	112,284
109,372		Sterling Bancorp	1,980
472,930		Sterling Bancshares, Inc	5,287
193,565		Sterling Financial Corp	4,297
286,935		Sterling Financial Corp	8,950
68,515	e	Suffolk Bancorp	2,212
9,684	e	Sumitomo Mitsui Financial Group, Inc	87,932
2,156,692		Sumitomo Trust & Banking Co Ltd	22,493
2,938	e	Summit Financial Group, Inc	62
93,279	e*	Sun Bancorp, Inc	1,734
4,429,201		SunTrust Banks, Inc	367,801
94,178	e*	Superior Bancorp	1,017
168,300		Suruga Bank Ltd	2,194
347,032		Susquehanna Bancshares, Inc	8,048
206,374	e*	SVB Financial Group	10,028
179,726	e	Svenska Handelsbanken (A Shares)	5,341
19,069		Sydbank A/S	1,026
1,474,536		Synovus Financial Corp	47,686
37,582		Taylor Capital Group, Inc	1,315
3,326,830		TCF Financial Corp	87,695
597,622		TD Banknorth, Inc	19,220
152,717	e*	Texas Capital Bancshares, Inc	3,131
130,004		TierOne Corp	3,515
44,682	e	Tompkins Trustco, Inc	1,870
95,258	e	Trico Bancshares	2,255
447,694	e	Trustco Bank Corp NY	4,289
311,572		Trustmark Corp	8,736
530,765		Turkiye Garanti Bankasi A.S.	2,383
17,850	m,v	Turkiye Garanti Bankasi AS (ADR)	62
551,915		Turkiye Is Bankasi	2,656
300,779		Turkiye Vakiflar Bankasi Tao	752
144,171	*	Turkiye Vakiflar Bankasi Tao	323
3,276,970	e	UBS A.G.	194,706
557,735		UCBH Holdings, Inc	10,385
190,285		UMB Financial Corp	7,185
340,058	e	Umpqua Holdings Corp	9,103
598,350		Unibanco - Uniao de Bancos Brasileiros S.A.	5,283
18,664,837		UniCredito Italiano S.p.A	177,650
77,081	e	Union Bankshares Corp	1,999
517,550		UnionBanCal Corp	32,823

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
69,025		United Bank Ltd	$185
234,196		United Bankshares, Inc	8,204
196,427	e	United Community Banks, Inc	6,441
157,633		United Community Financial Corp	1,742
1,657,490		United Overseas Bank Ltd	22,943
37,962	e	United Security Bancshares	724
66,327	e	Univest Corp of Pennsylvania	1,643
11,584,956		US Bancorp	405,126
72,160	e	USB Holding Co, Inc	1,637
46,452		UTI Bank Ltd	524
6,379		UTI Bank Ltd (GDR)	73
497,938	e	Valley National Bancorp	12,573
152		Verwalt & Privat-Bank AG.	37
10,964		ViewPoint Financial Group	190
67,889	e	Vineyard National Bancorp	1,564
90,016	e*	Virginia Commerce Bancorp	1,949
63,595	e	Virginia Financial Group, Inc	1,649
706,373		W Holding Co, Inc	3,532
10,996,226		Wachovia Corp	605,342
395,775		Washington Federal, Inc	9,285
5,121,504		Washington Mutual, Inc	206,806
86,381	e	Washington Trust Bancorp, Inc	2,316
84,000		Waterland Financial Holdings	26
56,734	e*	Wauwatosa Holdings, Inc	992
223,172		Webster Financial Corp	10,714
25,978,286		Wells Fargo & Co	894,432
126,241	e	WesBanco, Inc	3,897
108,163	e	West Bancorporation, Inc	1,632
90,864		West Coast Bancorp	2,905
189,515	e	Westamerica Bancorporation	9,129
69,249	e*	Western Alliance Bancorp	2,150
4,464,484		Western Union Co	97,995
92,616		Westfield Financial, Inc	993
1,892,796	e	Westpac Banking Corp	40,354
278,570		Whitney Holding Corp	8,519
111,268		Willow Grove Bancorp, Inc	1,435
282,423		Wilmington Trust Corp	11,910
89,330	e	Wilshire Bancorp, Inc	1,465
474,500		Wing Hang Bank Ltd	5,842
162,680	e	Wintrust Financial Corp	7,257
1,400		Woori Finance Holdings Co Ltd (ADR)	103
34,719		WSFS Financial Corp	2,239
298,175	*	Yapi ve Kredi Bankasi	634
51,414	e	Yardville National Bancorp	1,867
4,616,687	*	Yes Bank Ltd	14,870
505,207		Zions Bancorporation	42,700
		TOTAL DEPOSITORY INSTITUTIONS	12,828,914

EATING AND DRINKING PLACES - 0.96%
142,476	*	AFC Enterprises	2,857
700,000	*	Ajisen China Holdings Ltd	636
424,808		Applebees International, Inc	10,527
36,656		Autogrill S.p.A.	702

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
79,537	e*	BJ's Restaurants, Inc	$1,681
215,177		Bob Evans Farms, Inc	7,951
1,051,706		Brinker International, Inc	34,391
41,382	e*	Buffalo Wild Wings, Inc	2,636
107,822		Burger King Holdings, Inc	2,329
117,960	e*	California Pizza Kitchen, Inc	3,880
217,955		CBRL Group, Inc	10,091
249,139	*	CEC Entertainment, Inc	10,349
348,177	e*	Cheesecake Factory	9,279
125,517	e*	Chipotle Mexican Grill, Inc (Class A)	7,795
244,542	*	Chipotle Mexican Grill, Inc (Class B)	14,037
524,705		CKE Restaurants, Inc	9,896
24,995,960		Compass Group plc	167,240
199,972	e*	Cosi, Inc	1,116
3,874,999		Darden Restaurants, Inc	159,611
778,966	*	Denny's Corp	3,817
234,565	*	Domino's Pizza, Inc	7,616
2,138,781		Enterprise Inns plc	28,136
87,000		FU JI Food and Catering Services Holdings Ltd	273
145,919	e	IHOP Corp	8,558
223,100	*	Jack in the Box, Inc	15,423
8,000		Jollibee Foods Corp	9
6,650	e	Kappa Create Co Ltd	96
342,748	e*	Krispy Kreme Doughnuts, Inc	3,493
100,003	e	Landry's Restaurants, Inc	2,960
138,394	*	Luby's, Inc	1,352
87,790	*	McCormick & Schmick's Seafood Restaurants, Inc	2,354
7,821,472		McDonald's Corp	352,357
880,372		Mitchells & Butlers plc	13,634
51,600	*	Morton's Restaurant Group, Inc	918
133,290	*	O'Charleys, Inc	2,571
338,371		Onex Corp	9,396
281,870		OSI Restaurant Partners, Inc	11,134
257,183	e*	Papa John's International, Inc	7,561
157,080	e*	PF Chang's China Bistro, Inc	6,579
1,197,708		Punch Taverns plc	29,391
199,941	*	Rare Hospitality International, Inc	6,016
97,221	e*	Red Robin Gourmet Burgers, Inc	3,774
336,629	e	Ruby Tuesday, Inc	9,628
91,427	e*	Ruth's Chris Steak House, Inc	1,861
177,163	e	Sodexho Alliance S.A.	12,971
402,510	*	Sonic Corp	8,968
3,563,398	*	Starbucks Corp	111,748
166,960	e*	Steak N Shake Co	2,800
276,803	e*	Texas Roadhouse, Inc (Class A)	3,944
835,030		Tim Hortons, Inc	25,402
36,755	e	Triarc Cos (Class A)	688
315,065		Triarc Cos (Class B)	5,416
450,455		Wendy's International, Inc	14,099
13,260		Wetherspoon (J.D.) plc	196
66,038		Whitbread plc	2,452
1,783,841		Yum! Brands, Inc	103,035
		TOTAL EATING AND DRINKING PLACES	1,277,630

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
EDUCATIONAL SERVICES - 0.10%
835,113	*	Apollo Group, Inc (Class A)	$36,661
51,000	e	Benesse Corp	1,896
754,806		CAE, Inc	8,506
550,707	*	Career Education Corp	16,796
509,721	e*	Corinthian Colleges, Inc	7,009
383,718		DeVry, Inc	11,262
92,392	e*	Educate, Inc	708
321,569	*	ITT Educational Services, Inc	26,204
212,207	*	Laureate Education, Inc	12,514
16,628	e*	Lincoln Educational Services Corp	236
23,000		Raffles Education Corp Ltd	35
82,069		Strayer Education, Inc	10,259
129,950	e*	Universal Technical Institute, Inc	2,999
82,735		UP, Inc	521
		TOTAL EDUCATIONAL SERVICES	135,606

ELECTRIC, GAS, AND SANITARY SERVICES - 4.28%
3,488,213	*	AES Corp	75,066
360,131	e	AGL Energy Ltd	4,700
474,312		AGL Resources, Inc	20,263
699,428	e	Alinta Ltd	8,217
970,340	*	Allegheny Energy, Inc	47,682
146,319		Allete, Inc	6,821
940,770		Alliant Energy Corp	42,165
989,723	*	Allied Waste Industries, Inc	12,461
835,455		Ameren Corp	42,023
90,988	e	American Ecology Corp	1,748
3,878,003		American Electric Power Co, Inc	189,053
98,700	e	American States Water Co	3,639
538,598		Aqua America, Inc	12,091
2,310,203	*	Aquila, Inc	9,657
419,590		Atmos Energy Corp	13,125
3,184,514		AU Optronics Corp	4,552
293,939		Avista Corp	7,122
1,544,728	e*	Babcock & Brown Environmental Investments Ltd	1,375
386	e*	Beacon Power Corp	-	^
85,000	e	BKW FMB Energie AG.	8,884
231,911	e	Black Hills Corp	8,527
102,980	e	California Water Service Group	3,946
459,681		Caltex Australia Ltd	8,874
90,308		Cascade Natural Gas Corp	2,380
118,908	*	Casella Waste Systems, Inc (Class A)	1,161
1,882,691		Centerpoint Energy, Inc	33,775
800		Central Vermont Public Service Corp	23
3,302,565		Centrica plc	25,118
138,918		CEZ	6,235
119,082	e	CH Energy Group, Inc	5,798
2,260,000		China Resources Power Holdings Co	3,465
564,800	e	Chubu Electric Power Co, Inc	19,411
125,803	*	Clean Harbors, Inc	5,689
354,098		Cleco Corp	9,146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,014,645		CLP Holdings Ltd	$22,011
4,423,369		CMS Energy Corp	78,736
288,852		Colbun S.A.	56
8,795,448		Companhia de Gas de Sao Paulo	1,737
23,317,800		Companhia de Saneamento Basico do Estado de Sao Paulo	3,129
43,696,683		Companhia Energetica de Minas Gerais	2,142
76,298,691	*	Companhia Energetica de Sao Paulo (Class B)	1,037
138,568,331		Companhia Paranaense de Energia	1,614
987,066		Consolidated Edison, Inc	50,400
2,518,777		Constellation Energy Group, Inc	219,008
818,152		Contact Energy Ltd	5,383
597,251	*	Covanta Holding Corp	13,247
181,752	e	Crosstex Energy, Inc	5,225
700,155		Dogan Sirketler Grubu Holdings	1,167
1,741,826		Dominion Resources, Inc	154,622
3,267,211	e	DPL, Inc	101,578
720,322	e	DTE Energy Co	34,503
37,217		DUET Group	99
7,089,135		Duke Energy Corp	143,838
473,091		Duquesne Light Holdings, Inc	9,362
2,016,838	*	Dynegy, Inc (Class A)	18,676
1,030,291		E.ON AG.	140,081
2,152,026		Edison International	105,729
9,872		EDP - Energias do Brasil S.A.	145
3,761,494		El Paso Corp	54,429
359,324	*	El Paso Electric Co	9,468
135,220	e	Electric Power Development Co	6,805
145,100		Electricity Generating PCL	406
344,100		Electricity Generating PCL	963
7,175,862		Eletropaulo Metropolitana de Sao Paulo S.A.	334
156,069		Empire District Electric Co	3,870
1,553,693		Empresa Nacional de Electricidad S.A.	2,058
626,205	e*	Enbridge, Inc	20,427
1,164,140	e	Endesa S.A.	62,951
7,843,768		Enel S.p.A.	83,929
472,624		Energen Corp	24,052
6,355,589	e	Energias de Portugal S.A.	34,130
945,952		Energy East Corp	23,043
39,707	e	EnergySouth, Inc	1,665
7,009,288		Enersis S.A.	2,286
2,700		Enersis S.A. (ADR)	44
1,293,870		Entergy Corp	135,753
3,858,206		Exelon Corp	265,097
2,502,962		First Philippine Holdings Corp	3,683
2,312,646		FirstEnergy Corp	153,190
325,752	e	Fortis, Inc	7,903
8,727,791	e	Fortum Oyj	254,515
2,033,983		FPL Group, Inc	124,419
149,347		Gas Natural SDG S.A.	7,013
161,118	e	Gaz de France	7,477
1,533,100		Glow Energy PCL	1,401
349,624	e	Great Plains Energy, Inc	11,345
8,629	*	Greentech Energy Systems	117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
444,400		Guangdong Electric Power Development Co Ltd (Class B)	$336
1,126,000		Guangdong Investments Ltd	601
336,158	e	Hawaiian Electric Industries, Inc	8,737
168,700		Hokkaido Electric Power Co, Inc	4,481
5,149,927		Hong Kong & China Gas Ltd	11,508
1,674,511		Hong Kong Electric Holdings Ltd	8,594
74,000		Huadian Power International Co	27
1,852,000		Huaneng Power International, Inc	1,612
5,900	e	Huaneng Power International, Inc (ADR)	205
40,000		HUB Power Co	19
15,110		Hunting plc	225
900,972	e	Iberdrola S.A.	42,594
247,612		Idacorp, Inc	8,379
304,700	e	Integrys Energy Group, Inc	16,914
3,559,746		International Power plc	27,775
29,313		Inversiones Aguas Metropolitanas S.A.	35
104,636		ITC Holdings Corp	4,530
668,787	e	Kansai Electric Power Co, Inc	19,240
305,904		Kelda Group plc	5,646
882,059		KeySpan Corp	36,297
466,516		Kinder Morgan, Inc	49,661
142,747		Korea Electric Power Corp	5,697
19,600		Korea Electric Power Corp (ADR)	392
806,900	e	Kyushu Electric Power Co, Inc	22,939
161,734		Laclede Group, Inc	5,027
2,509		Lassila & Tikanoja Oyj	84
177,300		Malakoff BHD	523
86,600		Manila Electric Co (Class B)	124
68,985	e	Markwest Hydrocarbon, Inc	4,277
912,947		MDU Resources Group, Inc	26,238
159,799		Metal Management, Inc	7,383
127,595	e	MGE Energy, Inc	4,525
7,259		Middlesex Water Co	133
2,280,661	*	Mirant Corp	92,276
1,294,987		MMC Corp BHD	2,247
381,438	e	National Fuel Gas Co	16,501
5,288,261		National Grid plc	82,992
176,656		New Jersey Resources Corp	8,842
334,178	e	Nicor, Inc	16,181
1,139,268		NiSource, Inc	27,844
1,206,183		Northeast Utilities	39,527
177,677		Northwest Natural Gas Co	8,115
247,126		NorthWestern Corp	8,756
1,585,605	*	NRG Energy, Inc	114,227
428,220		NSTAR	15,039
62,179	e	Oest Elektrizitatswirts AG. (Class A)	2,788
422,164		OGE Energy Corp	16,380
144,870		Okinawa Electric Power Co, Inc	9,048
631,646		Oneok, Inc	28,424
47,901	e	Ormat Technologies, Inc	2,010
2,947,085	e	Osaka Gas Co Ltd	11,429
199,855	e	Otter Tail Corp	6,843
777,121		Pepco Holdings, Inc	22,552

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
205,200		Petronas Gas BHD	$531
952,991	*	Petronet LNG Ltd	925
1,675,521		PG&E Corp	80,877
54,967	e*	Pico Holdings, Inc	2,348
453,092		Piedmont Natural Gas Co, Inc	11,953
89,605	e*	Pike Electric Corp	1,620
396,672		Pinnacle West Capital Corp	19,139
348,644	e*	Plug Power, Inc	1,102
521,547		PNM Resources, Inc	16,846
1,271,483		Polish Oil & Gas Co	1,854
175,035	e	Portland General Electric Co	5,111
1,894,161		PPL Corp	77,471
1,014,273		Progress Energy, Inc	51,160
496,039	m,v*	Progress Energy, Inc	5
998,000		PT Perusahaan Gas Negara	1,023
1,360,549		Public Service Enterprise Group, Inc	112,980
471,594		Puget Energy, Inc	12,111
11,931		Puma AG. Rudolf Dassler Sport	4,362
594,348		Questar Corp	53,022
12,800		Ratchaburi Electricity Generating Holding PCL	17
42,044		Reliance Energy Ltd	478
1,197		Reliance Energy Ltd (GDR)	40
1,760,275	*	Reliant Energy, Inc	35,769
1,090,761		Republic Services, Inc	30,345
91,469		Resource America, Inc (Class A)	2,161
31,189		RWE AG.	3,098
464,224	e	RWE AG.	49,108
469,626		SCANA Corp	20,274
724,940		Scottish & Southern Energy plc	21,983
3,166,091		Scottish Power plc	49,843
984,110		SembCorp Industries Ltd	3,308
1,821,077		Sempra Energy	111,104
195,817		Severn Trent plc	5,526
6,000		Shizuoka Gas Co Ltd	43
894,491	*	Sierra Pacific Resources	15,546
84,826	e	SJW Corp	3,434
806,842		Snam Rete Gas S.p.A.	5,122
496	*	Sociedad General de Aguas de Barcelona S.A.	18
49,613		Sociedad General de Aguas de Barcelona S.A. (Class A)	1,766
9,430,215	e*	Sojitz Holdings Corp	39,293
169,635		South Jersey Industries, Inc	6,455
3,410,907		Southern Co	125,010
436,316		Southern Union Co	13,260
315,609		Southwest Gas Corp	12,268
122,141	e	Southwest Water Co	1,761
202,571	*	Stericycle, Inc	16,510
14,167	m,v*	Suez S.A.	-	^
2,242,268	e	Suez S.A.	118,255
239,954	e	Synagro Technologies, Inc	1,368
16,609		Tata Power Co Ltd	195
1,556,905		TECO Energy, Inc	26,794
1,889,275		Tenaga Nasional BHD	6,229
712,800	e	Tohoku Electric Power Co, Inc	18,086

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,580,994	e	Tokyo Electric Power Co, Inc	$88,267
4,191,158	e	Tokyo Gas Co Ltd	23,367
57,315		Tractebel Energia S.A.	501
282,974		TransAlta Corp	6,128
2,465,606		TXU Corp	158,045
624,907		UGI Corp	16,691
187,613		UIL Holdings Corp	6,510
22,379	v	Unified Energy System (ADR)	2,920
31,791		Unified Energy System (GDR)	4,332
276,356		Union Fenosa S.A.	14,903
290,980		Unisource Energy Corp	10,926
807,020		United Utilities plc	11,998
381,409		Vector Ltd	812
309,581	e	Vectren Corp	8,854
241,622	e	Veolia Environnement	17,965
404,513	*	Waste Connections, Inc	12,111
62,518		Waste Industries USA, Inc	1,717
147,796	e*	Waste Services, Inc	1,469
495,326		Westar Energy, Inc	13,631
308,938		WGL Holdings, Inc	9,880
2,900,955		Williams Cos, Inc	82,561
671,368		Wisconsin Energy Corp	32,575
1,824,984	e	Xcel Energy, Inc	45,059
486,000		Xinao Gas Holdings Ltd	516
28,800		Zhejiang Southeast Electric Power Co (Class B)	23
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,687,937

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.17%
1,471,958		ABB Ltd	25,196
562		ABB Ltd India	46
660,574	*	Accuris Co Ltd	762
73,691	*	Acme Packet, Inc	1,089
194,335	*	Actel Corp	3,210
296,509		Acuity Brands, Inc	16,142
793,740	*	Adaptec, Inc	3,072
755,147	*	ADC Telecommunications, Inc	12,641
416,251		Adtran, Inc	10,136
211,150	*	Advanced Analogic Technologies, Inc	1,389
310,510	*	Advanced Energy Industries, Inc	6,533
2,374,022	e*	Advanced Micro Devices, Inc	31,005
2,514,789		Advanced Semiconductor Engineering, Inc	2,983
45,784	e*	Advanced Semiconductor Engineering, Inc (ADR)	273
701,140	e	Advantest Corp	31,118
455,554	*	Aeroflex, Inc	5,992
10,401		Aga Foodservice Group plc	81
3,090,559	*	Agere Systems, Inc	69,908
3,701,566	e	Alcatel S.A.	43,563
140,008		Alcatel S.A. (ADR)	1,655
1,400		Alpine Electronics, Inc	25
292,993	e	Alps Electric Co Ltd	3,431
2,223,880		Altera Corp	44,455
186,611	e*	American Superconductor Corp	2,514
477,072		Ametek, Inc	16,478

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
352,938	*	AMIS Holdings, Inc	$3,865
821,972	e*	Amkor Technology, Inc	10,258
492,670		Amphenol Corp (Class A)	31,812
271,840	e*	Anadigics, Inc	3,213
1,669,806		Analog Devices, Inc	57,592
991,636	*	Andrew Corp	10,501
6,364,308	*	Apple Computer, Inc	591,308
1,870,481	*	Applied Micro Circuits Corp	6,827
979		Applied Signal Technology, Inc	17
86,034		Arcelik A.S.	581
969,227		ARM Holdings plc	2,556
855,676	*	Arris Group, Inc	12,048
2,769,500		Asustek Computer, Inc	6,528
53,760		Asustek Computer, Inc (GDR)	124
296,241	e*	Atheros Communications, Inc	7,089
1,927,301	*	Atmel Corp	9,694
200,797	*	ATMI, Inc	6,138
9,500	e*	AudioCodes Ltd	64
942,693	e*	Avanex Corp	1,687
942,639	*	Avnet, Inc	34,067
416,757		AVX Corp	6,335
263,530		Baldor Electric Co	9,946
8,958	e	Bang & Olufsen A/S (B Shares)	1,110
9,859	e	Barco NV	911
67,599		Bel Fuse, Inc (Class B)	2,617
429,858	*	Benchmark Electronics, Inc	8,881
5,747		Bharat Electronics Ltd	199
363,880	e*	Bookham, Inc	826
2,999,091	*	Broadcom Corp (Class A)	96,181
2,753,706	*	Brocade Communications Systems, Inc	26,215
41,000		Byd Co Ltd	202
2,000	e*	C&D Technologies, Inc	10
179,824	*	CalAmp Corp	1,552
795,292	e*	Capstone Turbine Corp	843
303		Carbone Lorraine	18
153,456	*	Carrier Access Corp	784
1,263	*	Catapult Communications Corp	12
465,420	*	C-COR, Inc	6,451
1,655,256	*	Celestica Inc	10,147
348,713	*	Celestica, Inc	2,129
179,264	e*	Ceradyne, Inc	9,813
1,380,000	*	Chartered Semiconductor Manufacturing Ltd	1,319
268,245	*	Checkpoint Systems, Inc	6,347
106,122		Cheng Uei Precision Industry Co Ltd	369
1,886,688		Chi Mei Optoelectronics Corp	1,967
101,080	e*	China BAK Battery, Inc	328
11,538	e,m,v*	China Energy Savings Technology, Inc	1
2,625,000	*	Chunghwa Picture Tubes Ltd	502
745,690	*	Ciena Corp	20,842
41,738,069	*	Cisco Systems, Inc	1,065,573
77,939	e*	Color Kinetics, Inc	1,514
110,000		Compal Communications, Inc	362
14,000	*	Compeq Manufacturing Co	6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
132,623	*	Comtech Telecommunications Corp	$5,136
402,800	*	Comverse Technology, Inc	8,600
2,716,753	e*	Conexant Systems, Inc	4,483
531,084		Cooper Industries Ltd (Class A)	23,893
12,149	*	CPI International, Inc	233
814,875	e*	Cree, Inc	13,413
260,502	*	CSR plc	3,337
297,551		CTS Corp	4,112
124,154		Cubic Corp	2,687
709,492	*	Cypress Semiconductor Corp	13,161
504,778		Daiichikosho Co Ltd	5,719
784,000	e	Dainippon Screen Manufacturing Co Ltd	5,928
18,000		Daiwa Industries Ltd	125
1,949,000		Datacraft Asia Ltd	2,163
394,000		Datang International Power Generation Co Ltd	373
1,653,800		Delta Electronics Thai PCL	723
114,484	e*	Diodes, Inc	3,990
54,400	e*	Directed Electronics, Inc	487
190,769	*	Ditech Networks, Inc	1,549
424,641	*	Dolby Laboratories, Inc (Class A)	14,654
174,527	*	DSP Group, Inc	3,316
100,752	e*	DTS, Inc	2,441
7,586	*	Eagle Broadband, Inc	1
22,700	*	ECI Telecom Ltd	186
173,857	*	Electro Scientific Industries, Inc	3,345
677,518		Electrolux AB (Series B)	17,174
226,675	e*	Emcore Corp	1,133
6,332,075		Emerson Electric Co	272,849
666,634		EMI Group plc	2,984
67,081	*	EMS Technologies, Inc	1,293
13,409	*	EndWave Corp	160
277,881	e*	Energizer Holdings, Inc	23,712
222,370	e*	Energy Conversion Devices, Inc	7,770
281,807	*	EnerSys	4,841
29,903,150	e	Ericsson (LM) (B Shares)	110,058
382,310	e*	Evergreen Solar, Inc	3,727
682,000		Everlight Electronics Co Ltd	2,659
203,554	*	Exar Corp	2,695
2,030,773	*	Fairchild Semiconductor International, Inc	33,954
98,800	e	Fanuc Ltd	9,197
108,000		Far EasTone Telecommunications Co Ltd	123
2,769,560	e*	Finisar Corp	9,693
403,618	e*	First Solar, Inc	20,992
567,848		Fisher & Paykel Appliances Holdings Ltd	1,489
1,190,320		Fisher & Paykel Healthcare Corp	3,087
2,847,000	*	Foxconn International Holdings Ltd	8,690
155,900		Foxconn Technology Co Ltd	1,769
127,584	e	Franklin Electric Co, Inc	5,933
326,443	e*	FuelCell Energy, Inc	2,566
197,000		Fuji Electric Holdings Co Ltd	914
285,618	e*	Fujitsu Access Ltd	1,314
372,016		Gamesa Corp Tecnologica S.A.	13,467
40,000	e	Garmin Ltd	2,166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,553	*	Gemalto NV	$36
1,432,113	*	Gemstar-TV Guide International, Inc	6,001
158,593	*	Genlyte Group, Inc	11,189
1,406	e	Geo Corp	2,852
850,000		Geodesic Information Systems Ltd	4,567
3,000	*	Glenayre Technologies, Inc	7
861,959	*	GrafTech International Ltd	7,827
135,283	e*	Greatbatch, Inc	3,450
1,642		Groupe Steria SCA	108
68,700	e	Hamamatsu Photonics KK	2,081
9,600		Hana Microelectronics PCL	7
1,816,000	*	HannStar Display Corp	284
324,307		Harman International Industries, Inc	31,159
541,752	*	Harmonic, Inc	5,320
604,357		Harris Corp	30,792
531,622	e*	Hexcel Corp	10,553
153,600		High Tech Computer Corp	2,367
24,720	e	Hirose Electric Co Ltd	2,973
18,800		Hitachi High-Technologies Corp	514
4,170,370	e	Hitachi Ltd	32,347
63,686	*	Hittite Microwave Corp	2,558
3,006,037		Hon Hai Precision Industry Co, Ltd	20,166
51,181		Hon Hai Precision Industry Co, Ltd (GDR)	686
8,051,376		Honeywell International, Inc	370,846
8,300		Hosiden Corp	119
699,658		Hoya Corp	23,215
158,735	e*	Hutchinson Technology, Inc	3,706
32,168		Hyundai Autonet Co Ltd	238
224,315		Ibiden Co Ltd	11,631
65,137	e*	ID Systems, Inc	784
109,971	e*	Ikanos Communications, Inc	854
220,372		Imation Corp	8,899
1,339		Imtech NV	96
7,722		Indesit Co S.p.A.	165
1,135,600	*	Infineon Technologies AG.	17,673
440,000	e*	Infineon Technologies AG. (ADR)	6,851
6,300		Information Services International-Dentsu Ltd	66
827,000	*	InnoLux Display Corp	1,954
1,026,573	*	Integrated Device Technology, Inc	15,830
41,724,919		Intel Corp	798,198
380,093	e*	Interdigital Communications Corp	12,038
374,032	*	International Rectifier Corp	14,292
253		Internet Research Institute, Inc	57
8,351		Interpump S.p.A.	93
863,181		Intersil Corp (Class A)	22,866
170,317		Inter-Tel, Inc	4,026
220,733	e*	InterVoice, Inc	1,466
26,263		Intracom S.A.	140
40,194	e*	iRobot Corp	525
155,695	*	IXYS Corp	1,593
4,600		Japan Digital Laboratory Co Ltd	73
239,359	*	Jarden Corp	9,167
1,795,333	e*	JDS Uniphase Corp	27,343

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
604,179	e*	Kemet Corp	$4,622
4,064,259	e	Koninklijke Philips Electronics NV	155,221
557	*	Koor Industries Ltd	32
3,389	e*	Koor Industries Ltd (ADR)	38
27,864	e	Kudelski S.A.	981
295,098		Kyocera Corp	27,822
1,435,575		L-3 Communications Holdings, Inc	125,570
10,538		Laird Group plc	113
156,785	e*	Lamson & Sessions Co	4,357
690,655	e*	Lattice Semiconductor Corp	4,040
47,626		LG Electronics, Inc	3,250
46,620	*	LG.Philips LCD Co Ltd	1,630
6,800	e*	LG.Philips LCD Co Ltd (ADR)	119
200,729	e	Lincoln Electric Holdings, Inc	11,955
1,331,168		Linear Technology Corp	42,052
196,697	*	Littelfuse, Inc	7,986
51,706	*	Loral Space & Communications, Inc	2,631
118,626		LSI Industries, Inc	1,986
1,691,891	e*	LSI Logic Corp	17,663
23,900		Mabuchi Motor Co Ltd	1,479
1,145,529		Macronix International	474
98,000		Malaysian Pacific Industries	292
1,826,270	*	Marvell Technology Group Ltd	30,700
2,367,971		Matsushita Electric Industrial Co Ltd	47,725
603,350		Matsushita Electric Industrial Co Ltd (ADR)	12,127
305,430		Matsushita Electric Works Ltd	3,502
364,778	*	Mattson Technology, Inc	3,319
3,159,469		Maxim Integrated Products, Inc	92,888
83,171	e*	Maxwell Technologies, Inc	1,041
744,700		MediaTek, Inc	8,551
119,978	e*	Medis Technologies Ltd	2,029
3,960		Melexis NV	75
1,499,807	*	MEMC Electronic Materials, Inc	90,858
127,361	*	Mercury Computer Systems, Inc	1,766
237,442		Methode Electronics, Inc	3,507
412,884	*	Micrel, Inc	4,550
933,163		Microchip Technology, Inc	33,155
3,849,163	*	Micron Technology, Inc	46,498
10,850	e	Micronas Semiconductor Holdings, Inc	225
417,836	e*	Microsemi Corp	8,695
302,582	e*	Microtune, Inc	1,247
625,335	e*	Mindspeed Technologies, Inc	1,357
103,000		Minebea Co Ltd	638
241,625	*	MIPS Technologies, Inc	2,158
5,315,181		Mitsubishi Electric Corp	54,758
162,785	e*	Mobility Electronics, Inc	506
609,645		Molex, Inc	17,192
125,964	e*	Monolithic Power Systems, Inc	1,625
225,023	*	Moog, Inc (Class A)	9,372
130,692	e*	MoSys, Inc	1,098
14,341,869		Motorola, Inc	253,421
744,642	e*	MRV Communications, Inc	2,643
49,343	e*	Multi-Fineline Electronix, Inc	757

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
331,356	e	Murata Manufacturing Co Ltd	$24,182
86,000		Nan Ya Printed Circuit Board Corp	569
28,198		National Presto Industries, Inc	1,738
2,208,819		National Semiconductor Corp	53,321
111,200	m,v*	NCP Litigation Trust	-	^
186,733	e*	NEC Electronics Corp	4,516
91,438	e*	Netlogic Microsystems, Inc	2,434
2,653,114	*	Network Appliance, Inc	96,892
2,068		Nexans S.A.	273
216,000		NGK Spark Plug Co Ltd	4,042
14,888	*	Nice Systems Ltd	515
2,800	*	Nice Systems Ltd (ADR)	95
132,680		Nidec Corp	8,557
1,300		Nihon Dempa Kogyo Co Ltd	64
9,000		Nippon Chemi-Con Corp	80
82,000		Nitto Denko Corp	3,848
5,711		NKT Holding A/S	459
7,359,898		Nokia Oyj	169,400
627,830	*	Nortel Networks Corp	15,099
849,082	*	Nortel Networks Corp	20,350
1,585,978	*	Novellus Systems, Inc	50,783
3,220,841	*	Nvidia Corp	92,696
678		Olympic Group Financial Investments	6
297,060	e*	Omnivision Technologies, Inc	3,850
194,400		Omron Corp	5,230
987,060	e*	ON Semiconductor Corp	8,805
536,848	e*	Openwave Systems, Inc	4,375
96,429	*	Oplink Communications, Inc	1,733
3,200	*	OpNext, Inc	47
102,131	e*	Optical Communication Products, Inc	137
16,563	*	Optium Corp	321
415,000		Origin Electric Co Ltd	2,786
88,394	e*	OSI Systems, Inc	2,337
115,984		Park Electrochemical Corp	3,145
109,219	e*	Parkervision, Inc	1,443
157,357	*	Pericom Semiconductor Corp	1,539
250,454	e	Phoenix Electric Co Ltd	1,233
6,000		Phoenixtec Power Co Ltd	6
247,719	e*	Photronics, Inc	3,852
54,200	e	Pioneer Corp	708
295,979	e	Plantronics, Inc	6,991
262,193	e*	Plexus Corp	4,497
138,365	e*	PLX Technology, Inc	1,348
992,857	e*	PMC - Sierra, Inc	6,960
573,320	*	Polycom, Inc	19,109
40,450	*	Powell Industries, Inc	1,294
4,137,000		Powerchip Semiconductor Corp	2,475
432,641	e*	Power-One, Inc	2,475
181,000		Powertech Technology, Inc	700
762,313	e*	Powerwave Technologies, Inc	4,338
21,600	e*	Q-Cells AG.	1,386
60,700	*	Qimonda AG. (ADR)	872
716,182	*	QLogic Corp	12,175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
11,910,922		Qualcomm, Inc	$508,120
351,592	e*	Quantum Fuel Systems Technologies Worldwide, Inc	429
2,659,001		RadioShack Corp	71,873
74,970	e*	Radyne Corp	684
419,952	e*	Rambus, Inc	8,924
92,168	e	Raven Industries, Inc	2,585
703,500		Realtek Semiconductor Corp	1,546
207,593	e	Regal-Beloit Corp	9,628
350,783	*	Reliance Communication Ventures Ltd	3,397
122,936		REMEC, Inc	189
341,651	*	Research In Motion Ltd	46,609
82,765		Reunert Ltd	921
1,113,477	e*	RF Micro Devices, Inc	6,937
892,001		Ricoh Co Ltd	20,097
12,600		Rinnai Corp	336
412,000	*	Ritek Corp	98
254,700		River Eletec Corp	2,161
102,221	*	Rogers Corp	4,534
165,039		Rohm Co Ltd	14,972
20,610		Samsung Electro-Mechanics Co Ltd	709
72,416		Samsung Electronics Co Ltd	43,336
12,559		Samsung Electronics Co Ltd	5,907
4,450		Samsung Electronics Co Ltd (GDR)	1,354
15,609		Samsung SDI Co Ltd	997
175,000	e	Sanken Electric Co Ltd	1,836
2,221,740	*	Sanmina-SCI Corp	8,043
12,000		Sanyo Denki Co Ltd	92
565,000	e*	Sanyo Electric Co Ltd	964
2,012,649		Sanyo Electric Taiwan Co Ltd	1,338
434,282		Satyam Computer Services Ltd	4,700
242,150	e	Schindler Holding AG.	14,746
383,423	e	Schneider Electric S.A.	48,674
326,958	e,v*	Schneider Electric S.A.	537
7,834,000	*	Semiconductor Manufacturing International Corp	1,083
599,652	*	Semtech Corp	8,083
1,465,836	e	Sharp Corp	28,237
16,000		Shindengen Electric Manufacturing Co Ltd	72
300		Shinkawa Ltd	7
53,900		Shinko Electric Industries	1,217
15,392		Siemens India Ltd	386
730,916	*	Silicon Image, Inc	5,964
241,148	*	Silicon Laboratories, Inc	7,215
937,231	*	Silicon Storage Technology, Inc	4,621
2,381,824		Siliconware Precision Industries Co	4,463
35,273	e	Siliconware Precision Industries Co (ADR)	346
144,760	e*	Sirenza Microdevices, Inc	1,248
6,857,713	e*	Sirius Satellite Radio, Inc	21,945
995,014	*	Skyworks Solutions, Inc	5,721
1,223,675		Sony Corp	62,201
1,031,649	*	Spansion, Inc (Class A)	12,576
214,180	e*	Spectrum Brands, Inc	1,356
69,174	*	Staktek Holdings, Inc	225
127,929	*	Standard Microsystems Corp	3,907

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
127,500		Stanley Electric Co Ltd	$2,591
1,795,315	*	STATS ChipPAC Ltd	2,154
807,875	e	STMicroelectronics NV	15,551
338,941		Sumco Corp	14,094
58,678	e*	Sunpower Corp (Class A)	2,670
853	*	Suntron Corp	1
70,194	e*	Supertex, Inc	2,331
1,066,045	*	Sycamore Networks, Inc	3,987
275,877	e*	Symmetricom, Inc	2,290
142,405	*	Synaptics, Inc	3,643
12,591,417		Taiwan Semiconductor Manufacturing Co Ltd	25,836
2,071,798	e	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	22,272
401,590	e	Taiyo Yuden Co Ltd	8,366
52,761		Tandberg ASA	1,102
1,291,000	*	Tatung Co Ltd	546
235,743		TDK Corp	20,445
757		Techem AG.	56
255,254		Technitrol, Inc	6,685
11,006	*	Techwell, Inc	137
5,135,000		Teco Electric and Machinery Co Ltd	2,607
325,712	e*	Tekelec	4,856
520,801		Teleflex, Inc	35,451
2,189,118	*	Tellabs, Inc	21,672
4,081,226		Terna Rete Elettrica Nazionale S.p.A.	15,156
257,948	e*	Tessera Technologies, Inc	10,251
6,569,023		Texas Instruments, Inc	197,728
337,124	*	Thomas & Betts Corp	16,458
204,044	e	Thomson	3,928
395,105		Tokyo Denpa Co Ltd	5,197
1,120,917	e*	Transmeta Corp	639
700,534	e*	Transwitch Corp	1,114
455,698	*	Trident Microsystems, Inc	9,141
96,885	*	Tripath Technology, Inc	1
865,915	*	Triquint Semiconductor, Inc	4,330
343,701	*	TTM Technologies, Inc	3,279
4,775	*	Ulticom, Inc	39
9,821	*	UMC Japan	1,573
16,000		Uniden Corp	124
10,703,188		United Microelectronics Corp	6,178
98,047	e	United Microelectronics Corp (ADR)	312
135,000	*	United Test and Assembly Center Ltd	81
132,563	e*	Universal Display Corp	2,000
97,480	*	Universal Electronics, Inc	2,716
59,600	e	Ushio, Inc	1,151
1,041,255	e*	Utstarcom, Inc	8,632
45,785	e*	Valence Technology, Inc	54
136,033	e	Valeo S.A.	7,979
4,671,000		Vanguard International Semiconductor Corp	3,938
376,032	*	Varian Semiconductor Equipment Associates, Inc	20,073
367,498		Venture Corp Ltd	3,536
1,613	*	Vestel Elektronik Sanayi	4
312,000	*	Via Technologies, Inc	331
148,014	*	Viasat, Inc	4,880

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
116,290		Vicor Corp	$1,165
81,974	e*	Virage Logic Corp	596
799,467	*	Vishay Intertechnology, Inc	11,176
2,109,815	e	Vivendi Universal S.A.	85,735
97,638	e*	Volterra Semiconductor Corp	1,275
14,000		Vtech Holdings Ltd	101
24,285		Weg S.A.	183
532,512		Whirlpool Corp	45,216
1,127,000		Winbond Electronics Corp	400
284,401		Wintek Corp	242
146,089		Wipro Ltd	1,880
865,468	*	Wolfson Microelectronics plc	5,041
1,494,209		Xilinx, Inc	38,446
15,750		Ya Hsin Industrial Co Ltd	11
732,000	*	Yageo Corp	299
638,000	e	Yaskawa Electric Corp	7,536
3,075,175		YTL Power International	2,063
1,035,563	e*	Zhone Technologies, Inc	1,284
2,893,538	*	Zhuzhou CSR Times Electric Co Ltd	4,740
94,348	e*	Zoltek Cos, Inc	3,296
438,140	*	Zoran Corp	7,457
34,600		ZTE Corp	162
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,202,088

ENGINEERING AND MANAGEMENT SERVICES - 0.66%
6,408		Aangpanneforeningen AB (B Shares)	144
108,019	*	Advisory Board Co	5,468
121,163		Aeroplan Income Fund	2,047
2,836	e*	Affymax, Inc	91
9,072,947		Amec plc	94,627
481,866	e*	Amylin Pharmaceuticals, Inc	18,003
16,054	e*	Antigenics, Inc	36
478,948	*	Applera Corp (Celera Genomics Group)	6,801
421,025	e*	Ariad Pharmaceuticals, Inc	1,890
286	*	Bavarian Nordic AS	26
434	*	Budimex S.A.	15
517,661		Capita Group plc	6,953
75,178	e	CDI Corp	2,174
1,608,637	*	Celgene Corp	84,389
64,568	*	Cornell Cos, Inc	1,306
187,628		Corporate Executive Board Co	14,252
86,293	*	CRA International, Inc	4,503
112,871	e*	CuraGen Corp	348
302,980	e*	CV Therapeutics, Inc	2,384
71,800		Daewoo Engineering & Construction Co Ltd	1,427
414,666	e*	deCODE genetics, Inc	1,514
250,320		Diamond Management & Technology Consultants, Inc	2,926
11,156	a*	Digital Garage, Inc	19,976
4,170		Dinamia	160
175,917	e*	Diversa Corp	1,374
2,203,438		Downer EDI Ltd	12,159
293,301	e*	eResearch Technology, Inc	2,305
533,228	*	Exelixis, Inc	5,300

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
93,202	*	Exponent, Inc	$1,859
155,826	*	First Consulting Group, Inc	1,418
753,279		Fluor Corp	67,584
183,435		Fugro NV	9,312
229,656	*	Gen-Probe, Inc	10,812
5,039	*	Geo ASA	42
20,000	e*	GPC Biotech AG.	551
1,330,162	e	GRD Ltd	2,325
1	*	Greenfield Online, Inc	-	^
423,143	*	Harris Interactive, Inc	2,552
541,376	*	Hewitt Associates, Inc (Class A)	15,824
100,709	*	Huron Consulting Group, Inc	6,127
814	v*	Icon plc	35
30,282		IDB Development Corp Ltd	1,057
514,169	e*	Incyte Corp	3,388
179,217	*	Infrasource Services, Inc	5,471
52		Intelligence Ltd	151
417,947	e*	Isis Pharmaceuticals, Inc	3,874
569,192	*	Jacobs Engineering Group, Inc	26,553
11,108		Jaiprakash Associates Ltd	138
73,166	e	JGC Corp	1,201
567,400	e*	KBR, Inc	11,547
71,538	e*	Kendle International, Inc	2,541
50,251	e	Landauer, Inc	2,537
121,484	*	LECG Corp	1,759
387,199	*	Lexicon Genetics, Inc	1,406
197,199	e*	Lifecell Corp	4,924
184,690	e*	Luminex Corp	2,534
128,633		MAXIMUS, Inc	4,435
155,371	*	Maxygen, Inc	1,732
57,600	*	McDermott International, Inc	2,821
29,800	e	Meitec Corp	961
704,789	e*	Monogram Biosciences, Inc	1,367
1,590,856		Moody's Corp	98,729
84,426	*	MTC Technologies, Inc	1,776
230,801	e*	Myriad Genetics, Inc	7,953
249,313	*	Navigant Consulting, Inc	4,926
1,200		Nichii Gakkan Co	22
1,887	*	NicOx S.A.	50
222,485	*	Omnicell, Inc	4,654
102,697	e*	Oscient Pharmaceuticals Corp	540
1,764,411		Paychex, Inc	66,818
139,876	e*	PharmaNet Development Group, Inc	3,637
995,664		QinetiQ plc	3,669
685,080		Quest Diagnostics, Inc	34,165
307,398	*	Regeneron Pharmaceuticals, Inc	6,646
799,748	e*	Rentech, Inc	2,511
328,230	*	Resources Connection, Inc	10,500
130,997	e*	Rigel Pharmaceuticals, Inc	1,423
16,492		Robert Walters plc	104
3,951		RPS Group plc	25
485,460	*	SAIC, Inc	8,408
14,582		Samsung Engineering Co Ltd	908

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
171,768	e*	Sangamo Biosciences, Inc	$1,168
335,431	e*	Savient Pharmaceuticals, Inc	4,032
109,280		SBM Offshore NV	3,940
55,446	*	Seattle Genetics, Inc	454
172,231	e*	Senomyx, Inc	2,132
394,425		Serco Group plc	3,570
338,547	*	Shaw Group, Inc	10,586
844,000		Shenzhen Expressway Co Ltd	530
7,707,930		Shui On Construction	17,342
211,734		SNC-Lavalin Group, Inc	6,063
5,800	*	Stanley, Inc	91
187,108	*	Symyx Technologies, Inc	3,316
3,662		Sypris Solutions, Inc	24
54,477	e*	Tejon Ranch Co	2,577
305,908	e*	Telik, Inc	1,661
468,986	*	Tetra Tech, Inc	8,939
1,668,957	e	Toyo Engineering Corp	8,710
156,328	e*	Trimeris, Inc	1,076
380,180	*	URS Corp	16,192
206,628	*	Washington Group International, Inc	13,724
289,381		Watson Wyatt & Co Holdings (Class A)	14,078
164,351		WorleyParsons Ltd	3,695
2,448		WS Atkins plc	47
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	872,847

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
1,777,115	*	Centillion Environment & Recycling Ltd	176
260,237	e*	Home Solutions of America, Inc	1,236
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	1,412

FABRICATED METAL PRODUCTS - 0.42%
145,996	*	Alliant Techsystems, Inc	12,836
717,125		Amcor Ltd	4,381
49,379		Ameron International Corp	3,252
220,631		Aptargroup, Inc	14,767
480,580		Ball Corp	22,035
52,863		Bharat Forge Ltd	384
71,609		Bharat Heavy Electricals	3,726
20,052	*	Chart Industries, Inc	364
91,969		CIRCOR International, Inc	3,283
628,416		Commercial Metals Co	19,701
113,118	*	Commercial Vehicle Group, Inc	2,330
54,918		Compx International, Inc	886
353,429		Crane Co	14,286
2,153,182	*	Crown Holdings, Inc	52,667
68,158	e*	Dynamic Materials Corp	2,230
1,398		Geberit AG.	2,151
180,993	e*	Griffon Corp	4,480
2,410		Grupa Kety S.A.	159
67,174	e	Gulf Island Fabrication, Inc	1,796
1,712,000		Hitachi Cable Ltd	9,748
4,095,134		Illinois Tool Works, Inc	211,309
82,106		Insteel Industries, Inc	1,379

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
203		Jindal Steel & Power Ltd	$11
541,016		JS Group Corp	11,730
17,000		Kitz Corp	154
80,481	e*	Ladish Co, Inc	3,029
59,223	e	Lifetime Brands, Inc	1,237
205,053	*	Mobile Mini, Inc	5,491
632,493		Mueller Water Products, Inc (Class A)	8,735
20		Mueller Water Products, Inc (Class B)	-	^
118,604	*	NCI Building Systems, Inc	5,662
5,211	e	Norddeutsche Affinerie AG.	165
429,959		Pentair, Inc	13,397
41,717	*	PGT, Inc	501
166		Phoenix Mecano AG.	79
470,517		Rexam plc	5,092
169,000		Sanwa Shutter Corp	1,053
18,058		Shiloh Industries, Inc	204
485,000		Shin Zu Shing Co Ltd	3,122
348,807		Silgan Holdings, Inc	17,828
216,215	e	Simpson Manufacturing Co, Inc	6,668
660,938	e	Sims Group Ltd	12,492
168,909	e*	Smith & Wesson Holding Corp	2,211
558,084		Snap-On, Inc	26,844
79,162		Ssab Svenskt Stal AB (Series A)	2,443
55,804	e	Ssab Svenskt Stal AB (Series B)	1,602
1,800	*	Sturm Ruger & Co, Inc	24
657,575		Sumitomo Precision Products Co Ltd	3,711
3,000		Takuma Co Ltd	20
370,615	e*	Taser International, Inc	2,976
39,379		Tata Steel Ltd	407
8,625	b,m*	Tower Automotive, Inc	1
879,045	e	Toyo Seikan Kaisha Ltd	17,717
104,441	e	Valmont Industries, Inc	6,040
175,779	e	Watts Water Technologies, Inc (Class A)	6,685
18,190		Yieh Phui Enterprise	7
		TOTAL FABRICATED METAL PRODUCTS	555,488

FISHING, HUNTING, AND TRAPPING - 0.00%**
202,470		China Fishery Group Ltd	574
		TOTAL FISHING, HUNTING, AND TRAPPING	574

FOOD AND KINDRED PRODUCTS - 2.97%
527,500		Ajinomoto Co, Inc	6,070
48,962	e*	Altus Pharmaceuticals, Inc	745
1,500	e*	American Italian Pasta Co (Class A)	16
27,350		Anadolu Efes Biracilik Ve Malt Sanayii A.S.	899
4,741,439		Anheuser-Busch Cos, Inc	239,253
3,595,553		Archer Daniels Midland Co	131,957
1,000		Ariake Japan Co Ltd	21
354,599		Asahi Breweries Ltd	5,687
77,987		Bajaj Hindusthan Ltd	350
108,000		Beijing Enterprises Holdings Ltd	275
59,821	*	Boston Beer Co, Inc (Class A)	1,995
22,353		Britvic plc	147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,762,927		C&C Group plc	$26,776
1,793,664		Cadbury Schweppes plc	23,013
1,040,581		Campbell Soup Co	40,531
181,885	e	Carlsberg A/S (Class B)	19,794
166,700		Charoen Pokphand Foods PCL	22
413,000	*	China Agri-Industries Holdings Ltd	364
9,029		CJ Corp	912
177,044		Coca Cola Hellenic Bottling Co S.A.	7,450
459,012		Coca-Cola Amatil Ltd	3,268
26,376		Coca-Cola Bottling Co Consolidated	1,494
10,634,757		Coca-Cola Co	510,468
1,933,863		Coca-Cola Enterprises, Inc	39,161
16,329		Coca-Cola Femsa S.A. de C.V.	59
2,800		Coca-Cola Femsa S.A. de C.V. (ADR)	101
568,062	e	Coca-Cola West Japan Co Ltd	12,317
238,000		Cofco International Ltd	178
10,469,196		Companhia de Bebidas das Americas	5,767
1,400		Companhia de Bebidas das Americas (ADR)	77
2,161,769		ConAgra Foods, Inc	53,850
2,495,510	*	Constellation Brands, Inc (Class A)	52,855
399,877		Corn Products International, Inc	14,232
37,035	*	Cosan SA Industria e Comercio	670
99,628	*	Cott Corp	1,322
7,088		Dairy Crest Group plc	93
39,941	e	Danisco A/S	3,147
404,521	*	Darling International, Inc	2,629
1,206,777		Del Monte Foods Co	13,854
4,367,470		Diageo plc	88,480
60,000		Diageo plc (ADR)	4,857
129,936	e	Diamond Foods, Inc	2,163
15,393	e	East Asiatic Co Ltd A.S.	740
596,601	e	Ebro Puleva S.A.	14,082
213,452		Embotelladora Andina S.A.	633
719,143		Embotelladora Andina S.A.	2,359
1,400		Embotelladora Andina S.A. (ADR)	27
741,321		Empresas Iansa S.A.	100
43,806	e	Farmer Bros Co	994
396,016		Flowers Foods, Inc	11,948
377,394		Fomento Economico Mexicano S.A. de C.V.	4,172
2,600		Fomento Economico Mexicano S.A. de C.V. (ADR)	287
2,453,706		General Mills, Inc	142,855
5,332		Givaudan S.A.	4,932
88,600		Golden Hope Plantations BHD	174
1,029,225		Greencore Group plc	6,324
1,858,783	e	Groupe Danone	303,676
4,200	e	Gruma S.A. de C.V. (ADR)	53
171,890		Grupo Bimbo S.A. de C.V. (Series A)	865
101,868		Grupo Modelo S.A. (Series C)	522
1,674,213		H.J. Heinz Co	78,889
266,180	e*	Hansen Natural Corp	10,083
647,921		Heineken NV	33,894
1,106,111		Hershey Co	60,460
2,900		Highlands & Lowlands BHD	5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,181		Hite Brewery Co Ltd	$619
302,095		Hormel Foods Corp	11,235
135,600		House Foods Corp	2,313
34,281		Iaws Group plc	797
66,895	e	Imperial Sugar Co	2,243
327,750	e	InBev NV	23,664
30,000	m,v*	International Hydron Liquidating Trust	1
491,300		IOI Corp BHD	3,140
272,000	e	Ito En Ltd	8,864
783,438		J Sainsbury plc	8,472
80,423		J&J Snack Foods Corp	3,176
359,210		J.M. Smucker Co	19,153
14,557,000		JG Summit Holdings	3,847
437	e*	John B. Sanfilippo & Son	6
36,000		J-Oil Mills, Inc	140
132,321	e*	Jones Soda Co	2,675
106,341		Kaneka Corp	1,014
702,577	e	Katokichi Co Ltd	4,418
1,135,526		Kellogg Co	58,400
108,611		Kerry Group plc (Class A)	3,018
125,000	e	Kikkoman Corp	1,602
960,044		Kirin Brewery Co Ltd	13,866
1,456,371	e	Kraft Foods, Inc (Class A)	46,109
2,094,527		Kulim Malaysia BHD	4,271
150,934		Lancaster Colony Corp	6,670
167,723		Lance, Inc	3,395
6,342		Leroy Seafood Group ASA	138
249,814		Lion Nathan Ltd	1,787
148		Lotte Chilsung Beverage Co Ltd	189
1,200		Lotte Confectionery Co Ltd	1,537
79,920	e*	M&F Worldwide Corp	3,805
630,943		McCormick & Co, Inc	24,304
1,247,000		Meiji Dairies Corp	9,788
261,000	e	Meiji Seika Kaisha Ltd	1,212
55,280	e	MGP Ingredients, Inc	1,126
425,042		Molson Coors Brewing Co (Class B)	40,217
57,000	e	Morinaga & Co Ltd	134
42,572	e*	National Beverage Corp	747
4,530		Nestle India Ltd	97
506,648	e	Nestle S.A.	197,318
2,356,500	e	Nichirei Corp	13,778
405,000	e	Nippon Meat Packers, Inc	4,953
29,900		Nippon Suisan Kaisha Ltd	196
162,773	e	Nisshin Seifun Group, Inc	1,656
75,405		Nissin Food Products Co Ltd	2,764
834		Nong Shim Co Ltd	217
795,708		Olam International Ltd	1,605
1,125		Orion Corp	279
2,313,036	b,m,v*	Parmalat Finanziaria S.p.A.	-	^
81,716	e*	Peet's Coffee & Tea, Inc	2,257
700		Penford Corp	14
1,294,037		Pepsi Bottling Group, Inc	41,267
353,519		PepsiAmericas, Inc	7,891

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
13,643,959		PepsiCo, Inc	$867,210
113,459		Perdigao S.A.	1,520
4,500	e	Perdigao S.A. (ADR)	119
203,641	*	Performance Food Group Co	6,286
31,551	e	Pernod-Ricard S.A.	6,399
3,061,000		Petra Foods Ltd	3,390
32,600		PPB Group BHD	60
18,708		Premier Foods plc	108
112,790		Premium Standard Farms, Inc	2,373
389,624		PT Astra Agro Lestari Tbk	538
1,547,500		PT Indofood Sukses Makmur Tbk	258
539,900	e	Q.P. Corp	4,898
216,191	*	Ralcorp Holdings, Inc	13,901
192,803		Reddy Ice Holdings, Inc	5,819
266,220		Royal Numico NV	13,731
463,057		Sadia S.A.	1,764
4,500	e	Sadia S.A. (ADR)	169
4,853,422	e	Sampo Oyj (A Shares)	147,303
106,998	e	Sanderson Farms, Inc	3,965
223,000	e	Sapporo Holdings Ltd	1,569
177,453		Saputo, Inc	7,098
3,204,041		Sara Lee Corp	54,212
2,819,972		Scottish & Newcastle plc	33,379
1,633,452	*	Smithfield Foods, Inc	48,922
9,709		Strauss-Elite Ltd	105
384,466	e	Suedzucker AG.	7,344
1,090,939		Swire Pacific Ltd (Class A)	12,245
148,000	e	Takara Holdings, Inc	1,045
90,661		Tata TEA Ltd	1,267
166,367		Tate & Lyle plc	1,882
75,056		Tongaat-Hulett Group Ltd	1,273
218,591	e	Tootsie Roll Industries, Inc	6,551
204,443		Topps Co, Inc	1,987
105,017	*	Total Produce plc	116
75,000		Toyo Suisan Kaisha Ltd	1,477
193,318	*	TreeHouse Foods, Inc	5,890
1,306,020		Tyson Foods, Inc (Class A)	25,350
1,206		Ulker Gida Sanayi ve Ticaret A.S.	4
8,769		United Breweries Co, Inc	55
5,900		United Breweries Co, Inc (ADR)	185
2,346,345		Universal Robina Corp	839
23,499		Vina Concha Y Toro S.A.	40
1,250	e	Vina Concha Y Toro S.A. (ADR)	41
8,780		Vivartia S.A.	191
793,571		Want Want Holdings Ltd	1,547
1,024,167		Wrigley (Wm.) Jr Co	52,161
91,100	e	Yakult Honsha Co Ltd	2,327
1,513,974	e	Yamazaki Baking Co Ltd	13,811
		TOTAL FOOD AND KINDRED PRODUCTS	3,950,501

FOOD STORES - 0.58%
192,701		Alimentation Couche Tard, Inc (Class B)	4,029
9,810	e	Arden Group, Inc (Class A)	1,310

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,493,683	e	Carrefour S.A.	$109,244
454,255		Centros Comerciales Sudamericanos S.A.	1,557
1,730,799		Coles Myer Ltd	22,756
5,844	e	Colruyt S.A.	1,337
6,592,578		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	192
1,500	e	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	43
122,986	e	Delhaize Group	11,305
1,157		Discount Investment Corp	33
956,294		Distribucion y Servicio D&S S.A.	333
2,800	e	Distribucion y Servicio D&S S.A. (ADR)	58
54,000		FamilyMart Co Ltd	1,503
154,376		George Weston Ltd	9,485
1,445,961		Goodman Fielder Ltd	2,855
112,184	e	Great Atlantic & Pacific Tea Co, Inc	3,722
63,959	e	Ingles Markets, Inc (Class A)	2,612
71,675		Jeronimo Martins SGPS S.A.	1,867
461,803	e	Kesko Oyj (B Shares)	24,633
2,148,871	*	Koninklijke Ahold NV	25,117
5,440,367		Kroger Co	153,690
52,900	e	Lawson, Inc	2,034
157,180		Loblaw Cos Ltd	6,263
42,768		Migros Turk TAS	550
133,825	e*	Panera Bread Co (Class A)	7,904
128,498	*	Pantry, Inc	5,811
331,138	*	Pathmark Stores, Inc	4,239
99,422		Pick'n Pay Stores Ltd	471
877,000		President Chain Store Corp	2,147
230,625		Ruddick Corp	6,937
906,542		Seven & I Holdings Co Ltd	27,618
269,579		Shoprite Holdings Ltd	1,031
699,729		Sonae SPGS S.A.	1,580
145,812	*	Super-Sol Ltd	594
1,000,280		Supervalu, Inc	39,081
12,098	*	Susser Holdings Corp	210
24,111,350		Tesco plc	210,785
167		Valora Holding AG.	48
15,019		Village Super Market (Class A)	1,434
68,755		Weis Markets, Inc	3,073
675,566		Whole Foods Market, Inc	30,299
176,204	e*	Wild Oats Markets, Inc	3,207
523	b,m,v*	Winn-Dixie Stores, Inc	-	^
1,635,968		Woolworths Ltd	35,990
		TOTAL FOOD STORES	768,987

FORESTRY - 0.08%
38,689		Gunns Ltd	98
530,426		Rayonier, Inc	22,808
1,068,325		Weyerhaeuser Co	79,847
		TOTAL FORESTRY	102,753

FURNITURE AND FIXTURES - 0.21%
966	e	Bassett Furniture Industries, Inc	14
6,033	b,m,v*	Bush Industries, Inc (Class A)	1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,209		Ekornes ASA	$101
201,549	e	Ethan Allen Interiors, Inc	7,123
270,130	e	Furniture Brands International, Inc	4,263
383,048		Herman Miller, Inc	12,828
281,724		Hillenbrand Industries, Inc	16,726
216,699		HNI Corp	9,953
56,581	e	Hooker Furniture Corp	1,134
280,265		Interface, Inc (Class A)	4,481
1,213,037		Johnson Controls, Inc	114,778
221,010		Kimball International, Inc (Class B)	4,261
310,859	e	La-Z-Boy, Inc	3,848
866,516		Leggett & Platt, Inc	19,644
1,822,265		Masco Corp	49,930
495,046	*	MFI Furniture plc	1,517
11,777		Neopost S.A.	1,683
115,506	e	Sealy Corp	2,019
413,144	e*	Select Comfort Corp	7,354
71,520	e	Stanley Furniture Co, Inc	1,488
434,951		Steinhoff International Holdings Ltd	1,400
292,546	e	Tempur-Pedic International, Inc	7,603
171,307	e*	Williams Scotsman International, Inc	3,368
		TOTAL FURNITURE AND FIXTURES	275,517

FURNITURE AND HOMEFURNISHINGS STORES - 0.20%
1,280,863	*	Bed Bath & Beyond, Inc	51,452
2,339	*	Bell Microproducts, Inc	15
2,616,996		Circuit City Stores, Inc	48,493
122,000	e*	Columbia Music Entertainment, Inc	117
133,821	e*	Cost Plus, Inc	1,338
631,664		DSG International plc	2,113
51,273		Ellerine Holdings Ltd	580
1,272,536	e*	GameStop Corp (Class A)	41,446
13,565		GUD Holdings Ltd	91
169,883	e*	Guitar Center, Inc	7,665
1,560,753	e	Harvey Norman Holdings Ltd	5,960
122,211	e	Haverty Furniture Cos, Inc	1,711
15,000	e	Joshin Denki Co Ltd	106
826,489		Kesa Electricals plc	5,514
190,340		Knoll, Inc	4,536
554,154	e*	Mohawk Industries, Inc	45,468
790,320		Nien Made Enterprises	738
31,300		Nitori Co Ltd	1,556
531,318	e*	Pier 1 Imports, Inc	3,671
171,981	e*	Restoration Hardware, Inc	1,128
40,106		Shimachu Co Ltd	1,188
750,039		Steelcase, Inc (Class A)	14,918
178,355	e	Tuesday Morning Corp	2,647
364,800	*	Waterford Wedgwood plc	31
423,740	e	Williams-Sonoma, Inc	15,026
108,938		Yamada Denki Co Ltd	10,151
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	267,659

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
GENERAL BUILDING CONTRACTORS - 0.44%
17,036	e	Amrep Corp	$1,316
516,016	e	Asunaro Aoki Construction Co Ltd	3,376
34,482	e*	Avatar Holdings, Inc	2,463
178,966		Aveng Ltd	1,135
151,860		Balfour Beatty plc	1,425
390,201		Barratt Developments plc	8,485
212,552	e	Beazer Homes USA, Inc	6,170
201,169		Bellway plc	6,294
104,125		Berkeley Group Holdings plc	3,229
11,325		Bilfinger Berger AG.	1,031
80,009	e	Brookfield Homes Corp	2,568
9,000		Carillion plc	71
36,919	*	Cavco Industries, Inc	1,290
518,261		Centex Corp	21,653
858,605		Cheung Kong Infrastructure Holdings Ltd	2,989
1,046,756		Consorcio ARA, S.A. de C.V.	1,804
207,128	*	Corp GEO S.A. de C.V.	1,203
877,761		CRH plc	37,498
3,382,416	e	Daikyo, Inc	18,600
97,449		Daito Trust Construction Co Ltd	4,590
889,901	e	Daiwa House Industry Co Ltd	14,598
9,568	e*	Dominion Homes, Inc	43
1,721,676		DR Horton, Inc	37,877
1,314,669		Fletcher Building Ltd	10,330
672,409		George Wimpey plc	8,409
19,640		Hanjin Heavy Industries & Construction Co Ltd	691
2,668,000	e*	Haseko Corp	9,736
42,229		Hellenic Technodomiki Tev S.A.	621
13,505		Hochtief AG.	1,369
298,254	e*	Hovnanian Enterprises, Inc (Class A)	7,504
33,119		Hyundai Development Co	1,827
1,718,050		IJM Corp BHD	4,298
11,803	e	Imerys S.A.	1,096
12,361,908	*	Italian-Thai Development PCL	1,730
4,289		JM AB	148
782,000	e	Kajima Corp	3,995
535		Kaufman & Broad S.A.	40
1,017,018		KB Home	43,396
284,000		Keppel Land Ltd	1,778
2,469,000	*	Kindom Construction Co	1,145
237,454	e	Leighton Holdings Ltd	6,440
366,051		Lend Lease Corp Ltd	5,920
909,765		Lennar Corp (Class A)	38,401
95,397	e	Levitt Corp (Class A)	888
73,395	e	M/I Homes, Inc	1,949
118,837		McGrath RentCorp	3,764
243,024		MDC Holdings, Inc	11,682
135,876	e*	Meritage Homes Corp	4,364
6,761		Morgan Sindall plc	167
59,686	*	NVR, Inc	39,691
2,301,876	e	Obayashi Corp	14,846
60,011	*	Palm Harbor Homes, Inc	861
164,407	*	Perini Corp	6,060

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
448,739		Persimmon plc	$12,416
4,625		Pfleiderer AG.	135
899,581		Pulte Homes, Inc	23,803
286,482	e	Ryland Group, Inc	12,087
578,000		Sekisui Chemical Co Ltd	4,606
714,000		Sekisui House Ltd	11,112
49,146,000		Shanghai Forte Land Co	20,568
501,000	e	Shimizu Corp	3,074
85		Sjaelso Gruppen	28
131,760		Skanska AB (B Shares)	2,934
282,968	e	Standard-Pacific Corp	5,906
1,330,665	e	Taisei Corp	4,935
274,193		Takamatsu Corp	4,433
972,827		Taylor Woodrow plc	9,371
36,798	e*	Team, Inc	1,404
314,395		Technical Olympic S.A.	659
107,335	e	Technical Olympic USA, Inc	428
18,748		Titan Cement Co S.A.	1,012
177,000	e	Toda Corp	847
1,261,430	e*	Toll Brothers, Inc	34,538
144,999	*	Urbi Desarrollos Urbanos S.A. de C.V	605
674,731		Walter Industries, Inc	16,700
210,742	e*	WCI Communities, Inc	4,497
44,456	e	YIT OYJ	1,532
		TOTAL GENERAL BUILDING CONTRACTORS	590,484

GENERAL MERCHANDISE STORES - 1.45%
286,550	e*	99 Cents Only Stores	4,221
857,404		Aeon Co Ltd	17,099
1,187,268	*	Big Lots, Inc	37,138
328,243	*	BJ's Wholesale Club, Inc	11,104
37,402	e	Bon-Ton Stores, Inc	2,103
192,692	e*	Cabela's, Inc	4,781
332,153		Casey's General Stores, Inc	8,307
44,957	e*	Conn's, Inc	1,113
2,212,798		Costco Wholesale Corp	119,137
182,200	e	Daimaru, Inc	2,361
249,775	e	Dillard's, Inc (Class A)	8,175
1,358,954		Dollar General Corp	28,742
676,550		Family Dollar Stores, Inc	20,039
4,505,955		Federated Department Stores, Inc	202,993
248,049		Fred's, Inc	3,646
117,400		Hankyu Department Stores, Inc	1,090
80,000		Hola Home Furnishings Co Ltd	63
25,620		Hyundai Department Store Co Ltd	2,151
612,000	*	Intime Department Store Group Co Ltd	497
310,815		Isetan Co Ltd	5,420
1,345,373		JC Penney Co, Inc	110,536
465,000		Keio Corp	3,232
1,373,000	e	Kintetsu Corp	4,323
11,641,250		Lojas Americanas S.A.	735
43,121		Lojas Renner S.A.	559
2,753,982		Marks & Spencer Group plc	36,662

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
266,200		Marui Co Ltd	$3,264
348,400	e	Mitsukoshi Ltd	1,600
185,597	e	PPR	29,680
145,715	e*	Retail Ventures, Inc	3,067
214,060		SACI Falabella	912
1,197,767	e	Saks, Inc	24,961
11,069		Shinsegae Co Ltd	6,353
150,109		Stein Mart, Inc	2,450
234,900		Takashimaya Co Ltd	2,892
5,546,961		Target Corp	328,713
4,683,851		TJX Cos, Inc	126,277
2,257,000	e	Tokyu Corp	17,583
1,525,172		UNY Co Ltd	20,928
1,889,760		Wal-Mart de Mexico S.A. de C.V.	8,070
6,500		Wal-Mart de Mexico S.A. de C.V. (ADR)	276
15,109,129		Wal-Mart Stores, Inc	709,374
99,613		Warehouse Group Ltd	480
		TOTAL GENERAL MERCHANDISE STORES	1,923,107

HEALTH SERVICES - 1.20%
79,277	*	Alliance Imaging, Inc	692
135,006	*	Amedisys, Inc	4,378
1,345,967		AmerisourceBergen Corp	71,000
206,461	e*	Amsurg Corp	5,056
492,968	*	Apria Healthcare Group, Inc	15,898
57,881	e*	Bio-Reference Labs, Inc	1,470
15,000	*	Biovitrum AB	243
83,050	e	Brookdale Senior Living, Inc	3,709
478,704		Cigna Corp	68,292
19,464	e	Coloplast A/S (Class B)	1,652
437,536	*	Community Health Systems, Inc	15,423
68,025	*	Corvel Corp	2,058
207,907	*	Covance, Inc	12,337
1,578,592	*	Coventry Health Care, Inc	88,480
247,328	*	Cross Country Healthcare, Inc	4,509
925,800	*	DaVita, Inc	49,364
11,123		Diagnosticos da America S.A.	246
496,825	*	Edwards Lifesciences Corp	25,189
23,300	*	eHealth, Inc	549
28,638	e*	Emeritus Corp	967
160,979	e*	Enzo Biochem, Inc	2,428
809,911	*	Express Scripts, Inc	65,376
181,457	*	Five Star Quality Care, Inc	1,865
950,066		Fraser and Neave Ltd	3,194
50,033		Fresenius Medical Care AG.	7,280
3,961	v	Generale de Sante	169
118,828	*	Genesis HealthCare Corp	7,499
72,552	e*	Genomic Health, Inc	1,258
230,412	*	Gentiva Health Services, Inc	4,647
56,115		Getinge AB (B Shares)	1,278
1,107,153		Health Management Associates, Inc (Class A)	12,035
10,736		Healthscope Ltd	48
6,745,707	a*	Healthsouth Corp	141,727

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
197,474	*	Healthways, Inc	$9,232
5,200	*	Hooper Holmes, Inc	23
67,761	*	Horizon Health Corp	1,325
150,755	e*	Hythiam, Inc	1,025
129,823		Intertek Group plc	2,316
380,824		Japan Care Service Corp	808
1,990		Japan Longlife Co Ltd	547
166,092	e*	Kindred Healthcare, Inc	5,444
570,731	*	Laboratory Corp of America Holdings	41,452
124,311	e	LCA-Vision, Inc	5,120
86,724	e*	LHC Group, Inc	2,812
258,345	*	LifePoint Hospitals, Inc	9,874
381,448	*	Lincare Holdings, Inc	13,980
257,528	*	Magellan Health Services, Inc	10,816
320,802		Manor Care, Inc	17,439
117,380	e*	Matria Healthcare, Inc	3,094
2,619,142		McKesson Corp	153,325
200,301	*	MDS, Inc	3,791
97,794	*	Medcath Corp	2,670
2,172,677	*	Medco Health Solutions, Inc	157,584
109,661		Mindray Medical International Ltd (ADR)	2,611
38,650		National Healthcare Corp	1,970
1,405,151	e*	Nektar Therapeutics	18,351
596,784		Network Healthcare Holdings Ltd	1,139
36,447	e*	Nighthawk Radiology Holdings, Inc	663
248,432	*	Odyssey HealthCare, Inc	3,262
505,361		Omnicare, Inc	20,098
142,686	e	Option Care, Inc	1,898
34,862	e*	PainCare Holdings, Inc	13
2,271,835		Parkway Holdings Ltd	4,912
212,676	*	Pediatrix Medical Group, Inc	12,135
439,967		Pharmaceutical Product Development, Inc	14,822
296,740	*	Psychiatric Solutions, Inc	11,962
70,422	e*	Radiation Therapy Services, Inc	2,158
128,892	*	RehabCare Group, Inc	2,046
11,000		Rhoen Klinikum AG.	656
245,679	*	Sierra Health Services, Inc	10,115
333,827	e	Sonic Healthcare Ltd	3,984
135,552	e*	Stereotaxis, Inc	1,613
5,744	e	Straumann Holding AG.	1,647
181,337	*	Sun Healthcare Group, Inc	2,240
255,608	e*	Sunrise Senior Living, Inc	10,102
101,864	e*	Symbion, Inc	1,998
2,049,354	*	Tenet Healthcare Corp	13,177
357,070	*	Triad Hospitals, Inc	18,657
259,106	*	United Surgical Partners International, Inc	7,983
186,330		Universal Health Services, Inc (Class B)	10,669
64,506	e*	VistaCare, Inc (Class A)	561
4,268,370	*	WellPoint, Inc	346,165
		TOTAL HEALTH SERVICES	1,590,600

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.50%
190,636	e	Abertis Infraestructuras S.A.	6,125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
139,461	e	ACS Actividades Cons y Servicios S.A.	$8,467
19,027		Alfred Mcalpine plc	166
283,580		Biffa plc	1,920
2,531,932	e	Bouygues S.A.	195,664
39,991,848	*	China Water Affairs Group Ltd	18,221
693,000	e	Chiyoda Corp	15,202
12,104		Daelim Industrial Co	1,159
179,343	*	Empresas ICA Sociedad Controladora S.A. de C.V.	693
2,708	e*	Empresas ICA Sociedad Controladora S.A. de C.V. (ADR)	125
258,576		Fomento de Construcciones y Contratas S.A.	26,580
1,029,600		Gamuda BHD	2,382
333,221		Giken Seisakusho Co, Inc	1,357
259,304		Granite Construction, Inc	14,329
163,546	e	Grupo Ferrovial S.A.	16,549
57,757		GS Engineering & Construction Corp	5,169
3,534,000		Guangzhou Investment Co Ltd	868
25,000		Hopewell Highway Infrastructure Ltd	24
24,150	*	Hyundai Engineering & Construction Co Ltd	1,302
280,000	e	Macquarie Infrastructure Co Trust	11,004
196,942	*	Matrix Service Co	3,984
1,011,976		Multiplex Group	3,660
110,190		Murray & Roberts Holdings Ltd	850
223,400	e	Nishimatsu Construction Co Ltd	722
155,884	e	Okumura Corp	855
6,775		Peab AB	204
1,167,110		Puncak Niaga Holding BHD	1,087
50,310	e*	Sterling Construction Co, Inc	959
11,866	*	Telent plc	111
708,588	e	Transurban Group	4,449
2,061,319	e	Vinci S.A.	319,473
1,402,213		YTL Corp BHD	2,778
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	666,438

HOLDING AND OTHER INVESTMENT OFFICES - 2.64%
377,266		3i Group plc	8,434
1,100	*	4Kids Entertainment, Inc	21
219,356		Acadia Realty Trust	5,719
250,749	e*	Affiliated Managers Group, Inc	27,169
366,691	e*	Affordable Residential Communities LP	4,448
44,010	e	Agree Realty Corp	1,502
300,959		Alarko Holding A.S.	735
11,636	e*	Alexander's, Inc	4,791
169,112		Alexandria Real Estate Equities, Inc	16,974
434,711		Allan Gray Property Trust	410
11,704,000		Allco Commercial Real Estate Investment Trust	9,952
660,065	e	Allied Capital Corp	19,016
597,984		AMB Property Corp	35,155
127,629		American Campus Communities, Inc	3,866
771,545		American Financial Realty Trust	7,777
317,778	e	American Home Mortgage Investment Corp	8,577
1,293,181		Amvescap plc	14,251
1,203,211		Annaly Mortgage Management, Inc	18,626
416,655		Anthracite Capital, Inc	5,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
343,100		Anworth Mortgage Asset Corp	$3,352
709,020		Apartment Investment & Management Co (Class A)	40,903
651,490	e	Apollo Investment Corp	13,942
106,603		Arbor Realty Trust, Inc	3,245
205,438		ARC Energy Trust	3,781
1,066,239		Archstone-Smith Trust	57,875
488,881		Ashford Hospitality Trust, Inc	5,837
11,305,916		Ashmore Group plc	64,464
99,000		Associated Estates Realty Corp	1,395
439,590		AvalonBay Communities, Inc	57,147
2,193,743	e	Babcock & Brown Wind Partners	3,257
392,272	e	BioMed Realty Trust, Inc	10,317
15,789	*	Blackrock International Land plc	11
774,030		Boston Properties, Inc	90,871
648,193		Brandywine Realty Trust	21,656
253,743		BRE Properties, Inc (Class A)	16,024
736,826		Brookfield Asset Management, Inc (Class A)	38,510
415,758		Camden Property Trust	29,232
1,185,900		CapitaCommercial Trust	2,173
191,537		Capital Lease Funding, Inc	2,051
16,075	e	Capital Southwest Corp	2,470
101,288		Capital Trust, Inc (Class A)	4,616
6,188,900		CapitaMall Trust	15,338
437,758		CBL & Associates Properties, Inc	19,629
49,000		CBRE Realty Finance, Inc	648
245,050		Cedar Shopping Centers, Inc	3,970
3,278,024		CFS Gandel Retail Trust	5,888
23,824	*	CFS Retail Property Trust	41
41,534	e	Cherokee, Inc	1,788
579,443		China Merchants Holdings International Co Ltd	2,440
87,606		CI Financial Income Fund	2,094
36,337	e	City Pacific Ltd	126
7,300		Cogdell Spencer, Inc	154
187,731		Colonial Properties Trust	8,574
1,183,332		Commonwealth Property Office Fund	1,312
57,469		Companhia de Concessoes Rodoviarias	766
76,303	e	Compass Diversified Trust	1,280
350,547		Corporate Office Properties Trust	16,013
421,886		Cousins Properties, Inc	13,863
457,737		Crescent Real Estate Equities Co	9,182
76	e	Cross Timbers Royalty Trust	3
30,110		Crystal River Capital, Inc	808
409,600		DCT Industrial Trust, Inc	4,846
305,450		Deerfield Triarc Capital Corp	4,579
3,854		Deutsche Beteiligungs AG.	117
502,796		Developers Diversified Realty Corp	31,626
545,164		DiamondRock Hospitality Co	10,358
207,913		Digital Realty Trust, Inc	8,296
813,477		Douglas Emmett, Inc	20,768
551,168		Duke Realty Corp	23,959
182,401		EastGroup Properties, Inc	9,308
152,320	e	Education Realty Trust, Inc	2,251
46,595		Enodis plc	189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
205,713		Entertainment Properties Trust	$12,394
464,117		Equity Inns, Inc	7,602
159,448	e	Equity Lifestyle Properties, Inc	8,612
220,196		Equity One, Inc	5,835
1,560,503		Equity Residential	75,263
159,259		Essex Property Trust, Inc	20,621
354,147		Extra Space Storage, Inc	6,708
67,791	e	Fabege AB	1,704
320,067		Federal Realty Investment Trust	29,004
542,458		FelCor Lodging Trust, Inc	14,088
290,225	e	Fieldstone Investment Corp	891
257,105	e	First Industrial Realty Trust, Inc	11,647
134,077		First Potomac Realty Trust	3,831
314,784	e	Franklin Street Properties Corp	6,038
877,581	e	Friedman Billings Ramsey Group, Inc (Class A)	4,844
7,212,301		GEA Group AG.	199,627
1,227,949		General Growth Properties, Inc	79,289
102,356	e	Getty Realty Corp	2,942
586		Gimv NV	38
68,802	e	Gladstone Capital Corp	1,629
76,079	e	Gladstone Investment Corp	1,131
208,835	e	Glimcher Realty Trust	5,643
218,759	e	GMH Communities Trust	2,185
488,000		GOME Electrical Appliances Holdings Ltd	543
3,460,508		GPT Group	13,832
121,721		Gramercy Capital Corp	3,734
583,395		Great Portland Estates plc	8,909
61,034	e	Groupe Bruxelles Lambert S.A.	7,141
2,805	*	Groupe Bruxelles Lambert S.A.	-	^
5,219,612		Guinness Peat Group plc	8,501
121,495	e*	Harris & Harris Group, Inc	1,570
1,176,682		Health Care Property Investors, Inc	42,396
436,552		Health Care REIT, Inc	19,165
271,964		Healthcare Realty Trust, Inc	10,144
132,394		Hersha Hospitality Trust	1,560
80,168	*	HFF, Inc (Class A)	1,202
476,454		Highland Hospitality Corp	8,481
382,293		Highwoods Properties, Inc	15,097
243,247		Home Properties, Inc	12,846
330,718	e	HomeBanc Corp	1,154
517,961		Hospitality Properties Trust	24,241
3,117,082		Host Marriott Corp	82,010
98,151		Housing Development Finance Corp	3,432
887,015		HRPT Properties Trust	10,910
888	e	Hugoton Royalty Trust	22
173,000	e	Hunet, Inc	43
56,759		Hurriyet Gazetecilik A.S.	168
217,984	*	Immoeast AG	3,261
456,902	e	IMPAC Mortgage Holdings, Inc	2,284
4,207,711		ING Industrial Fund	8,035
141,988		ING Office Fund	180
418,785	e	Inland Real Estate Corp	7,680
376,220		Innkeepers U.S.A. Trust	6,125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
286,809	e	Investors Real Estate Trust	$3,037
2,824		Is Gayrimenkul Yatirim Ortakligi A.S.	6
748,000	*	iShares MSCI EAFE Index Fund	57,042
338,000	e	iShares Russell 2000 Index Fund	26,874
796,204		iStar Financial, Inc	37,286
144,600		Jafco Co Ltd	8,001
699		Japan Prime Realty Investment Corp	3,073
528		Japan Real Estate Investment Corp	6,990
775	e	Japan Retail Fund Investment Corp	7,629
145,960		JER Investors Trust, Inc	2,776
390,700		JFE Holdings, Inc	23,109
183,729		Kilroy Realty Corp	13,550
954,138		Kimco Realty Corp	46,505
178,902		Kite Realty Group Trust	3,569
232,409		Kiwi Income Property Trust	274
462,400		KKR Financial Corp	12,684
7,371,900		KLCC Property Holdings BHD	7,335
1,059,066		Land Securities Group plc	44,599
233,560		LaSalle Hotel Properties	10,828
441,126		Lexington Corporate Properties Trust	9,321
479,472	e	Liberty Property Trust	23,360
1,334,500		Link Real Estate Investment Trust	3,211
136,717		LTC Properties, Inc	3,542
312,895		Luminent Mortgage Capital, Inc	2,797
391,988		Macerich Co	36,204
260,183		Mack-Cali Realty Corp	12,393
268,194	e	Macquarie Communications Infrastructure Group	1,419
8,640,860		Macquarie Infrastructure Group	26,847
6,598,469		Macquarie Office Trust	8,088
222,088		Maguire Properties, Inc	7,897
10,331,739		Man Group plc	112,839
282,305	e	Medical Properties Trust, Inc	4,147
191,561	*	Meinl European Land Ltd	5,328
493,193		MFA Mortgage Investments, Inc	3,798
136,843		Mid-America Apartment Communities, Inc	7,699
6,670,929		Midland Holdings Ltd	4,252
397,202	e*	Mills Corp	10,025
282,100		Mission West Properties, Inc	4,079
17,800	*	Mulpha International BHD	10
30,100		MVC Capital, Inc	471
134,611	e	National Health Investors, Inc	4,219
339,841		National Retail Properties, Inc	8,221
535,080		Nationwide Health Properties, Inc	16,727
408		New City Residence Investment Corp	2,399
435,376		New Plan Excel Realty Trust	14,380
308,802		Newcastle Investment Corp	8,563
652		Nippon Building Fund, Inc	10,789
38,011	e	Nobel Biocare Holding AG.	13,857
524,664		Noble Group Ltd	519
203		Nomura Real Estate Office Fund, Inc	2,601
442,473		NorthStar Realty Finance Corp	6,730
191,534	e	Novastar Financial, Inc	958
950		NTT Urban Development Corp	2,225

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
747,000		NWS Holdings Ltd	$2,008
501,088		Omega Healthcare Investors, Inc	8,594
2,319		Ordina NV	54
7,969		Origen Financial, Inc	55
7,460		Paragon Group Cos plc	85
105,084	e	Parkway Properties, Inc	5,491
208,533		Pennsylvania Real Estate Investment Trust	9,244
1,203,543		Plum Creek Timber Co, Inc	47,444
5,066,160		Polytec Asset Holdings Ltd	1,757
244,631		Post Properties, Inc	11,187
236,723	e	Potlatch Corp	10,837
329,010		PrimeWest Energy Trust	6,475
1,317,536		Prologis	85,548
106,188		PS Business Parks, Inc	7,488
36,845		PSP Swiss Property AG.	2,244
687,871		Public Storage, Inc	65,121
11,000	*	Quadra Realty Trust, Inc	143
381,077		RAIT Investment Trust	10,647
95,260	e	Ramco-Gershenson Properties	3,402
3,763		Rathbone Brothers plc	97
956,025	*	Realogy Corp	28,308
609,901		Realty Income Corp	17,199
116,677		Redwood Trust, Inc	6,088
14,460,000	*	Regal Real Estate Investment Trust	4,978
468,256		Regency Centers Corp	39,123
149,625	e	Republic Property Trust	1,719
83,005		Resource Capital Corp	1,340
109,553		Rodamco Europe NV	15,227
31,471	e	Sacyr Vallehermoso S.A.	1,763
67,922		Saul Centers, Inc	3,865
532,331		Senior Housing Properties Trust	12,723
157,000		Shanghai Industrial Holdings Ltd	362
512,500		Shimao Property Holdings Ltd	1,015
926,300		Sime Darby BHD	2,170
1,385,537		Simon Property Group, Inc	154,141
384,828		SL Green Realty Corp	52,791
2,644,646		SM Prime Holdings	630
965,804	e*	Softbank Corp	24,834
116,791		Sovran Self Storage, Inc	6,471
1,064,000	e	SPDR Trust Series 1	151,088
771,105		Spirit Finance Corp	11,489
107,758	e*	Star Maritime Acquisition Corp	1,105
440,470		Strategic Hotels & Resorts, Inc	10,074
102,863		Sun Communities, Inc	3,191
333,699		Sunstone Hotel Investors, Inc	9,097
3,681,114		Suntec Real Estate Investment Trust	4,804
179,833	e	Tanger Factory Outlet Centers, Inc	7,263
67,812	e	Tarragon Corp	703
735,194		Taubman Centers, Inc	42,634
531,308		Thornburg Mortgage, Inc	13,814
61,870		Tishman Speyer Office Fund	125
629,227		UDR, Inc	19,267
37,254		United Arab Investors	133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
69,062	e	Universal Health Realty Income Trust	$2,469
125,583		Urstadt Biddle Properties, Inc (Class A)	2,456
253,848		U-Store-It Trust	5,107
576,016		Ventas, Inc	24,268
1,427,595		Virgin Media, Inc	36,047
7,865	*	Virgin Media, Inc	5
672,047		Vornado Realty Trust	80,202
258,744	e	Washington Real Estate Investment Trust	9,682
331,806		Weingarten Realty Investors	15,781
1,641,766		Wharf Holdings Ltd	6,093
199,314	*	Winston Hotels, Inc	2,996
216,767		Winthrop Realty Trust	1,433
91,140	e*	WNS Holdings Ltd (ADR)	2,656
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,503,730

HOTELS AND OTHER LODGING PLACES - 0.95%
5,535,691	e	Accor S.A.	529,026
168,871	e	Ameristar Casinos, Inc	5,422
3,892,000		Banyan Tree Holdings Ltd	5,618
128,446	e*	Bluegreen Corp	1,450
190,838		Boyd Gaming Corp	9,092
397,895		Choice Hotels International, Inc	14,097
36,561		Four Seasons Hotels, Inc	2,916
265,221	*	Gaylord Entertainment Co	14,022
1,139,308	*	Genting BHD	13,098
104,521	*	Great Wolf Resorts, Inc	1,383
5,018,890		Hilton Hotels Corp	180,479
2,312,719		Hongkong & Shanghai Hotels	3,653
1,362,790		Indian Hotels Co Ltd	4,576
130,009		Intercontinental Hotels Group plc	3,213
87,217	e*	Isle of Capri Casinos, Inc	2,235
51,500		Kangwon Land, Inc	966
600,828	*	Las Vegas Sands Corp	52,038
160,115	*	Lodgian, Inc	2,139
124,210		Marcus Corp	2,889
1,713,316		Marriott International, Inc (Class A)	83,884
521,205	*	MGM Mirage	36,234
9,801,018		Minor International PCL	3,079
74,309	e*	Monarch Casino & Resort, Inc	1,932
103,376	e*	Morgans Hotel Group Co	2,172
27,099	e	NH Hoteles S.A.	619
23,389	v*	NH Hoteles S.A.	1
25,736	*	Orascom Hotels & Development	200
5,304		Orbis S.A.	160
1,376,872		Orient-Express Hotels Ltd (Class A)	82,365
54,785	e*	Outdoor Channel Holdings, Inc	560
1,159		Pierre & Vacances	160
234,000		Regal Hotels International Holdings Ltd	21
270,300	*	Resorts World BHD	1,345
63,603	*	Riviera Holdings Corp	1,778
3,605,930		Shangri-La Asia Ltd	8,925
1,443,961		Starwood Hotels & Resorts Worldwide, Inc	93,641
273,450		Station Casinos, Inc	23,673

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
179,933	e*	Trump Entertainment Resorts, Inc	$3,251
1,374,130		United Overseas Land Ltd	4,619
186,811	e*	Vail Resorts, Inc	10,150
1,219,815	*	Wyndham Worldwide Corp	41,657
212,821	e	Wynn Resorts Ltd	20,188
		TOTAL HOTELS AND OTHER LODGING PLACES	1,268,926

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.24%
3,510,781		3M Co	268,329
55,381	e	Aaon, Inc	1,447
1,143,740		Acer, Inc	2,195
10,279		Acer, Inc (GDR)	100
183,501		Actuant Corp (Class A)	9,324
52,198	*	Adamind Ltd	25
78,079		Advantech Co Ltd	250
474,082	*	AGCO Corp	17,527
2,614		Alamo Group, Inc	61
167,143	e	Albany International Corp (Class A)	6,007
28,871		Alfa Laval AB	1,497
121,183	e*	Allis-Chalmers Energy, Inc	1,909
1,604,417	*	Alstom RGPT	208,217
469,085		Amada Co Ltd	5,362
21,800	e	Amano Corp	266
1,033,751		American Standard Cos, Inc	54,809
71,985		Ampco-Pittsburgh Corp	2,080
3,394	e	Andritz AG.	851
9,287,375		Applied Materials, Inc	170,145
436,500		ARRK Corp	5,271
3,395	*	ASM International NV	75
293,500		ASM Pacific Technology	1,732
699,696	*	ASML Holding NV	17,282
94,478	*	Astec Industries, Inc	3,803
108,779	e*	ASV, Inc	1,660
457,541	*	Asyst Technologies, Inc	3,217
177,263	e	Atlas Copco AB (A Shares)	5,889
70,516	e	Atlas Copco AB (B Shares)	2,247
642,661	*	Axcelis Technologies, Inc	4,910
10,336	e*	Basin Water, Inc	71
1,088,000	*	Benq Corp	434
338,581		Black & Decker Corp	27,635
131,448		Black Box Corp	4,803
207,703	e*	Blount International, Inc	2,586
15,320	e	Boom Logistics Ltd	44
2,161,542	*	Brambles Ltd	23,803
321,222	e	Briggs & Stratton Corp	9,910
510,184	*	Brooks Automation, Inc	8,750
179,978		Bucyrus International, Inc (Class A)	9,269
2,770,630		Canon, Inc	148,830
13,515		Cargotec Corp (B Shares)	816
264,276		Carlisle Cos, Inc	11,345
91,890		Cascade Corp	5,502
82,800	e	Casio Computer Co Ltd	1,813
3,992,011		Caterpillar, Inc	267,584

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
259,964		CDW Corp	$15,970
195,717	*	Charter plc	3,418
512,036	*	Cirrus Logic, Inc	3,922
1,606,198	e	Citizen Watch Co Ltd	15,075
1,953	*	Clipper Windpower plc	27
143,129	*	Columbus McKinnon Corp	3,205
1,616,645		Compal Electronics, Inc	1,368
547,240		Cummins, Inc	79,197
269,248		Curtiss-Wright Corp	10,377
220,806	*	Cymer, Inc	9,174
24,000		Daifuku Co Ltd	348
27,000		Daihen Corp	158
86,000		Daikin Industries Ltd	2,992
143		Daum Commerce Co Ltd	1
1,654,358		Deere & Co	179,729
13,063,178	*	Dell, Inc	303,196
1,086,958		Delta Electronics, Inc	3,515
291,632		Diebold, Inc	13,914
335,609		Donaldson Co, Inc	12,115
27,230		Doosan Infracore Co Ltd	695
1,508,543		Dover Corp	73,632
135,270	*	Dresser-Rand Group, Inc	4,120
137,480	e*	Dril-Quip, Inc	5,950
900,812		Eaton Corp	75,272
818,000	e	Ebara Corp	3,880
347,509	*	Electronics for Imaging, Inc	8,149
11,041,492	*	EMC Corp	152,925
553,021	*	Emulex Corp	10,115
93,464	e*	ENGlobal Corp	519
130,945	*	EnPro Industries, Inc	4,721
866,056	*	Entegris, Inc	9,267
766,726	*	Extreme Networks, Inc	3,243
150,652		Ferrotec Corp	1,215
174,059		FKI plc	398
74,335	e*	Flanders Corp	539
233,275		Flowserve Corp	13,341
298,759	*	FMC Technologies, Inc	20,841
1,780,980		FUJIFILM Holdings Corp	72,847
64,000	e	Furukawa Co Ltd	159
423,499	*	Gardner Denver, Inc	14,759
2,142,608	e*	Gateway, Inc	4,692
64,663	e*	Gehl Co	1,641
64,003,269		General Electric Co	2,263,156
9,000		Gigabyte Technology Co Ltd	6
367,302	*	Global Imaging Systems, Inc	7,162
22,100		Glory Ltd	430
178,100	*	Goodman Global, Inc	3,138
67,316	e	Gorman-Rupp Co	2,156
302,826		Graco, Inc	11,859
855,616	*	Grant Prideco, Inc	42,644
45,710		Heidelberger Druckmaschinen	2,094
19,881,717		Hewlett-Packard Co	798,052
93,000		Hitachi Construction Machinery Co Ltd	2,518

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,000		Hosokawa Micron Corp	$34
233,440		Husqvarna AB (B Shares)	3,853
139,466	*	Hydril	13,422
241,342		IDEX Corp	12,279
126,834		IMI plc	1,448
5,200		Ines Corp	34
296,651	e*	Intermec, Inc	6,627
10,027,098		International Business Machines Corp	945,154
2,489,067		International Game Technology	100,509
214,622	e*	Intevac, Inc	5,660
42,000		Inventec Appliances Corp	102
3,645,360		Inventec Co Ltd	2,908
56,000	e	Iseki & Co Ltd	116
1,128,000	e	Ishikawajima-Harima Heavy Industries Co Ltd	4,690
10,700		Itochu Techno-Science Corp	513
842,886		Jabil Circuit, Inc	18,046
4,388,000	e	Japan Steel Works Ltd	52,765
592,026		Joy Global, Inc	25,398
80,625	*	Kadant, Inc	2,045
168,193	e	Kaydon Corp	7,158
219,573		Kennametal, Inc	14,845
17,340		Kinpo Electronics	7
173,812	e*	Komag, Inc	5,689
2,766,820	e	Komatsu Ltd	58,229
29,000		Komori Corp	676
178,500		Konica Minolta Holdings, Inc	2,345
169,324		Krones AG.	33,250
385,090		Kubota Corp	3,376
875,074	*	Kulicke & Soffa Industries, Inc	8,094
96,834		Kumba Iron Ore Ltd	1,989
40,000		Kurita Water Industries Ltd	967
1,144,785	*	Lam Research Corp	54,194
56,564		Larsen & Toubro Ltd	2,108
395,804		Lennox International, Inc	14,130
1,075,609	*	Lexmark International, Inc (Class A)	62,880
6,290		LG Electronics, Inc	232
4,784	*	LG Electronics, Inc (GDR)	87
69,260	e	Lindsay Manufacturing Co	2,202
1,268,631		Lite-On Technology Corp	1,639
145,105	*	Logitech International S.A.	4,030
84,750		Lufkin Industries, Inc	4,761
15,000		Makino Milling Machine Co Ltd	192
38,300		Makita Corp	1,420
503,378		Manitowoc Co, Inc	31,980
733,058		Meggitt plc	4,306
100	*	Mestek, Inc	1
489,325	e	Metso Oyj	25,852
77,403		Micron Machinery Co Ltd	2,352
287,487	*	Micros Systems, Inc	15,521
41,879	e*	Middleby Corp	5,521
130	*	MidgardXXI, Inc	-	^
1,346,324		Mitac International	1,495
3,780,110		Mitsubishi Heavy Industries Ltd	24,444

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,511,614	e	Mitsui & Co Ltd	$102,898
250,000	e	Mitsui Engineering & Shipbuilding Co Ltd	1,059
167,752	e	Mitsumi Electric Co Ltd	5,552
105,345	e	Modec, Inc	2,986
263,248		Modine Manufacturing Co	6,028
42,836		Nacco Industries, Inc (Class A)	5,886
155,774	*	NATCO Group, Inc (Class A)	5,315
196,063	*	Netgear, Inc	5,594
131,370		NN, Inc	1,641
198,745		Nordson Corp	9,234
1,281,000	e	NTN Corp	11,088
389,094	e	OCE NV	7,131
53,950	e*	Ocean RIG ASA	368
292,403	*	Oil States International, Inc	9,383
428,000	e*	Oki Electric Industry Co Ltd	824
43,000		Okuma Holdings, Inc	503
3,269		ONA S.A.	646
24,100		OSG Corp	365
1,124		Palfinger AG.	174
575,183		Pall Corp	21,857
629,325	e*	Palm, Inc	11,410
930,706		Parker Hannifin Corp	80,329
232,434	*	Paxar Corp	6,671
5,035		Pinguely-Haulotte	161
1,100	*	Planar Systems, Inc	10
915,596		Quanta Computer, Inc	1,397
1,326,394	*	Quantum Corp	3,581
156,907	e*	Rackable Systems, Inc	2,663
157,712	*	RBC Bearings, Inc	5,272
1,076,905		Rheinmetall AG.	99,837
7,521	*	Rimage Corp	195
28,261	e*	Riverbed Technology, Inc	781
89,284		Robbins & Myers, Inc	3,329
733,479		Rockwell Automation, Inc	43,913
45,606,849		Rolls-Royce Group plc (B Shares)	92
721,285	e*	Safeguard Scientifics, Inc	2,135
58,916	e	Safran S.A.	1,438
62,990		Samsung Corp	2,276
1,663,023	*	SanDisk Corp	72,840
1,334,439	e	Sandvik AB	23,697
1,913		Sartorius AG.	114
60,502		Sauer-Danfoss, Inc	1,821
168,889		Scania AB (B Shares)	13,254
153,823	e*	Scansource, Inc	4,129
1,556		Schoeller-Bleckmann Oilfield Equipment AG.	81
289,848	e*	Scientific Games Corp (Class A)	9,516
1,249,635	m,v*	Seagate Technology, Inc	-	^
124,800	e	Seiko Epson Corp	3,675
106,076	e*	Semitool, Inc	1,379
1,496,000		Shanghai Electric Group Co Ltd	699
75,400	e	Shima Seiki Manufacturing Ltd	1,984
226,590		Shinmaywa Industries Ltd	1,173
2,174		SIG Holding AG.	776

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
130,237	e*	Sigma Designs, Inc	$3,420
498,564	e	SKF AB (B Shares)	10,371
127,700		SMC Corp	17,133
1,095,566		Smith International, Inc	52,642
27,108	e	Solarworld AG.	2,105
4,223,050	e*	Solectron Corp	13,303
243,325		SPX Corp	17,081
72,186		Standex International Corp	2,058
636,177		Stanley Works	35,219
1,288		Sulzer AG.	1,809
1,764,000		Sumitomo Heavy Industries Ltd	17,574
165,000		Synnex Technology International Corp	204
7,981	*	T-3 Energy Services, Inc	161
392,186	e	Tadano Ltd	4,653
582,868	e	Technip S.A.	42,762
831,500		Techtronic Industries Co	1,002
112,397	e*	Tecumseh Products Co (Class A)	1,132
101,876		Tennant Co	3,208
846,149	*	Terex Corp	60,720
41,500		THK Co Ltd	977
421,490		Timken Co	12,775
268,469		Tokyo Electron Ltd	18,773
27,300		Tokyo Seimitsu Co Ltd	927
52,958	e	Tomra Systems ASA	381
248,186		Toro Co	12,717
4,632,077	e	Toshiba Corp	30,936
6,000		Toyo Kanetsu K K	16
70,300		Toyota Tsusho Corp	1,796
80,002	e*	TurboChef Technologies, Inc	1,218
2,923,299		Tutt Bryant Group Ltd	3,489
144,912	e*	Ultratech, Inc	1,972
5,868	e*	Unaxis Holding AG.	3,564
3,714,213		Unisteel Technology Ltd	7,198
603,500		United Tractors Tbk PT	489
366,085	e*	VA Software Corp	1,475
635,075	*	Varian Medical Systems, Inc	30,287
222,587	e*	VeriFone Holdings, Inc	8,176
2,743	*	Verigy Ltd	64
58,472	*	Vestas Wind Systems A/S	3,276
223,969	e	Wartsila Oyj (B Shares)	13,849
347,036	e	Watsco, Inc	17,723
1,389,742	*	Western Digital Corp	23,362
28,358		Wincor Nixdorf AG.	2,643
180,031		Woodward Governor Co	7,412
17,360		Woongjin Coway Co Ltd	487
75,600		Yokogawa Electric Corp	1,159
311,776	e*	Zebra Technologies Corp (Class A)	12,038
5,650		Zyxel Communications Corp	9
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,289,998

INSTRUMENTS AND RELATED PRODUCTS - 3.23%
116,209	e*	Abaxis, Inc	2,832
123,115	e*	Abiomed, Inc	1,682

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
46,100	*	Accuray, Inc	$1,025
506,054	e*	Advanced Medical Optics, Inc	18,825
376,694	e*	Affymetrix, Inc	11,327
2,297,470	*	Agilent Technologies, Inc	77,402
317,828	e*	Align Technology, Inc	5,041
648,314		Allergan, Inc	71,846
401,392	e*	American Medical Systems Holdings, Inc	8,497
65,803	e*	American Science & Engineering, Inc	3,466
79,654		Analogic Corp	5,009
115,342	*	Anaren, Inc	2,031
81,591	*	Angiodynamics, Inc	1,378
4,000		Anritsu Corp	19
1,631,585		Applera Corp (Applied Biosystems Group)	48,246
68,975	e*	Argon ST, Inc	1,825
149,483	*	Armor Holdings, Inc	10,065
127,258		Arrow International, Inc	4,093
151,371	e*	Arthrocare Corp	5,455
56,200		Asia Optical Co, Inc	250
95,575	e*	Aspect Medical Systems, Inc	1,490
67,022	e	Badger Meter, Inc	1,779
3,751,886		BAE Systems plc	33,962
500,432		Bard (C.R.), Inc	39,789
241,665		Bausch & Lomb, Inc	12,364
4,361,079		Baxter International, Inc	229,698
17,199,208	m,v*	BB Bioventures LP	5,867
306,342		Beckman Coulter, Inc	19,572
1,782,641		Becton Dickinson & Co	137,067
1,800	e*	Biolase Technology, Inc	18
1,193,971		Biomet, Inc	50,732
110,786	*	Bio-Rad Laboratories, Inc (Class A)	7,737
100,165	e*	Biosite, Inc	8,411
6,708,240	*	Boston Scientific Corp	97,538
300,639	*	Bruker BioSciences Corp	3,163
100	*	Caliper Life Sciences, Inc	1
198,187	*	Candela Corp	2,263
104,309	*	Cardiodynamics International Corp	89
305,310	e*	Cepheid, Inc	3,627
160,032	e*	Cerus Corp	1,080
2,953		Chemring Group plc	108
65,557		Cochlear Ltd	3,433
214,330	e*	Coherent, Inc	6,803
149,794	e	Cohu, Inc	2,816
171	*	Concord Camera Corp	1
180,587	*	Conmed Corp	5,279
576,635	e	Cooper Cos, Inc	28,036
693,109	e*	Credence Systems Corp	2,294
128,257	e*	Cyberonics, Inc	2,409
1,372,764		Danaher Corp	98,084
81,461		Datascope Corp	2,948
715,059		Dentsply International, Inc	23,418
215,630	e*	Depomed, Inc	770
97,636	e*	DexCom, Inc	767
118,364	*	Dionex Corp	8,062

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
128,764	*	DJ Orthopedics, Inc	$4,880
8,522	*	Dmatek Ltd	26
163,427		DRS Technologies, Inc	8,526
9,964	e*	DXP Enterprises, Inc	381
279,387	*	Eagle Test Systems, Inc	4,649
1,754,354	e	Eastman Kodak Co	39,578
98,232	e	EDO Corp	2,574
66,050		Elekta AB	1,189
148,340	e*	ESCO Technologies, Inc	6,649
150,802	*	Esterline Technologies Corp	6,193
93,146	e*	ev3, Inc	1,835
96,677	*	Excel Technology, Inc	2,642
143,786	e*	FEI Co	5,185
1,257,301		Finmeccanica S.p.A.	37,807
390,696	e*	Flir Systems, Inc	13,936
261,125	e*	Formfactor, Inc	11,685
266,188	*	Fossil, Inc	7,046
112,815	e*	Foxhollow Technologies, Inc	2,357
6,500	*	Given Imaging Ltd	140
12,884,212	*	Golden Meditech Co Ltd	5,194
211,531	*	Haemonetics Corp	9,889
210,558	*	HealthTronics, Inc	1,135
74,822	*	Herley Industries, Inc	1,169
305,776	*	Hologic, Inc	17,625
79,403	*	ICU Medical, Inc	3,113
120,821	e*	I-Flow Corp	1,781
177,907	*	II-VI, Inc	6,022
311,795	*	Illumina, Inc	9,136
459		Inficon Holding AG.	74
595,946	e*	Input/Output, Inc	8,212
117,247	e*	Integra LifeSciences Holdings Corp	5,344
123,465	*	Intralase Corp	3,084
184,310	e*	Intuitive Surgical, Inc	22,407
205,294	e	Invacare Corp	3,580
282,212	*	Invensys plc	1,613
158,670	e*	Ionatron, Inc	739
98,032	*	IRIS International, Inc	1,368
146,446	e*	Itron, Inc	9,525
277,068	*	Ixia	2,577
21,000		Jeol Ltd	138
17,345,705		Johnson & Johnson	1,045,252
1,213		Keithley Instruments, Inc	19
59,431	e*	Kensey Nash Corp	1,813
43,527		Keyence Corp	9,822
1,373,561		Kla-Tencor Corp	73,238
463,088	e*	Kopin Corp	1,565
285,401	*	Kyphon, Inc	12,883
378,779	e*	L-1 Identity Solutions, Inc	6,254
400	e*	LaBarge, Inc	5
567,729	*	LTX Corp	3,475
107,498		Luxottica Group S.p.A.	3,428
400	*	Lydall, Inc	6
81,096	e*	Measurement Specialties, Inc	1,830

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
107,567	*	Medical Action Industries, Inc	$2,571
6,439,305		Medtronic, Inc	315,912
275,080	e	Mentor Corp	12,654
156,638	*	Merit Medical Systems, Inc	1,966
366,364	*	Mettler-Toledo International, Inc	32,815
472,334	*	Millipore Corp	34,230
177,086	e	Mine Safety Appliances Co	7,448
217,267	*	MKS Instruments, Inc	5,545
113,619	e	Movado Group, Inc	3,346
21,967,242	m,v*	MPM Bioventures II-QP LP	10,645
105,151		MTS Systems Corp	4,084
247,657	e	National Instruments Corp	6,496
110,292	e*	Natus Medical, Inc	1,960
72,371	e*	Neurometrix, Inc	703
241,736	*	Newport Corp	3,957
34,871	e*	Nextest Systems Corp	488
258,632	e	Nidec Copal Corp	2,822
252,000	e	Nikon Corp	5,314
664,500		Nippon Electric Glass Co Ltd	11,645
8,000		Nipro Corp	156
19,224	*	Northstar Neuroscience, Inc	246
3,419	*	Novoste Corp	9
188,139	e*	NuVasive, Inc	4,468
70,021	e*	NxStage Medical, Inc	933
145,068	e	Oakley, Inc	2,922
740,765		Olympus Corp	25,333
125,000	*	Optimax Technology Corp	59
14,500	*	Orbotech Ltd	319
160,412	e	Osaki Electric Co Ltd	1,625
23,098	e*	OYO Geospace Corp	1,638
137,685	e*	Palomar Medical Technologies, Inc	5,501
9,142,397		PCCW Ltd	5,488
90,000		Peace Mark Holdings Ltd	98
655,504		PerkinElmer, Inc	15,876
1,711,879		Phonak Holding AG.	131,017
185,374	*	Photon Dynamics, Inc	2,338
931,457		Pitney Bowes, Inc	42,279
134,112		PolyMedica Corp	5,677
65,179	*	Qiagen NV	1,108
4,179		Q-Med AB	65
223,759	e*	RAE Systems, Inc	642
986,050	e*	Resmed, Inc	4,978
372,803	*	Resmed, Inc	18,778
381,401	*	Respironics, Inc	16,015
870,249		Rockwell Collins, Inc	58,246
99,602	*	Rofin-Sinar Technologies, Inc	5,894
379,975		Roper Industries, Inc	20,853
155,742	*	Rudolph Technologies, Inc	2,716
20,870		Samsung Techwin Co Ltd	795
492,266	e*	Sirf Technology Holdings, Inc	13,665
97,489	e	Sirona Dental Systems, Inc	3,359
4,126,206	m,v*	Skyline Venture Partners Qualified II	2,159
855,000	m,v*	Skyline Venture Partners Qualified III	855

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
562,792		Smith & Nephew plc	$7,154
151,741	e*	Sonic Solutions, Inc	2,140
90,686	e*	SonoSite, Inc	2,563
177,625	e*	Spectranetics Corp	1,901
1,880,490	*	St. Jude Medical, Inc	70,725
502,124		STERIS Corp	13,336
1,738,163		Stryker Corp	115,275
25,977		Swatch Group AG.	6,868
217,635		Swatch Group AG.	11,633
202,831	e*	Symmetry Medical, Inc	3,312
11,200	e*	Syneron Medical Ltd	303
26,710		Synthes, Inc	3,297
345,030		Tecan Group AG.	24,532
268,817	*	Techne Corp	15,349
370,407		Tektronix, Inc	10,431
236,725	*	Teledyne Technologies, Inc	8,863
2,673,488	*	Teradyne, Inc	44,220
352,482		Terumo Corp	13,730
3,431,450	*	Thermo Electron Corp	160,420
278,520	e*	ThermoGenesis Corp	1,014
288,682	e*	Thoratec Corp	6,033
759,011	*	Trimble Navigation Ltd	20,372
99,218	e	United Industrial Corp	5,477
1,035		Vaisala Oyj (A Shares)	48
251,875	*	Varian, Inc	14,674
172,986	*	Veeco Instruments, Inc	3,373
170,225	e*	Ventana Medical Systems, Inc	7,132
241,411	*	Viasys Healthcare, Inc	8,206
95,067	e*	Vital Images, Inc	3,162
36,052		Vital Signs, Inc	1,874
43,800	*	Volcano Corp	789
690,883	*	Waters Corp	40,071
21,974	*	William Demant Holding	1,950
196,076	*	Wright Medical Group, Inc	4,371
5,480,551	*	Xerox Corp	92,567
135,325	e*	X-Rite, Inc	1,752
27,823		Young Innovations, Inc	757
1,764,327	*	Zimmer Holdings, Inc	150,691
194,958	*	Zoll Medical Corp	5,196
60,526	*	Zygo Corp	969
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,299,623

INSURANCE AGENTS, BROKERS AND SERVICE - 0.55%
108,973		Alexander Forbes Ltd	249
1,669,875		AON Corp	63,389
486,313		Brown & Brown, Inc	13,155
171,306		Crawford & Co (Class B)	994
324,229		FBD Holdings plc	16,892
396,510	e	Gallagher (Arthur J.) & Co	11,233
2,723,678		Hartford Financial Services Group, Inc	260,329
4,590,718		HBOS plc	94,584
225,182		Hilb Rogal & Hobbs Co	11,045
45,909	e	James River Group, Inc	1,437

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,461,279		Marsh & McLennan Cos, Inc	$159,961
48,294	e	MLP AG.	1,210
216,465	e	National Financial Partners Corp	10,154
32,000		Pacific Century Insurance Holdings Ltd	32
1,928,846		QBE Insurance Group Ltd	49,222
1,232,993		Sanlam Ltd	3,399
1,508,054		Suncorp-Metway Ltd	25,380
2,000		Tsuruha Holdings, Inc	81
760,210		Unipol S.p.A.	2,777
264,786	*	USI Holdings Corp	4,462
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	729,985

INSURANCE CARRIERS - 6.24%
175,219		21st Century Insurance Group	3,715
1,322,013	e	ABC Learning Centres Ltd	7,787
37,716	e*	ACA Capital Holdings, Inc	529
1,602,929		ACE Ltd	91,463
3,972,898		Admiral Group plc	89,829
1,879,676		Aegon NV	37,463
4,814		Aegon NV	96
7,047,135		Aetna, Inc	308,594
67,409		Affirmative Insurance Holdings, Inc	1,166
3,393,631		Aflac, Inc	159,704
56,106		Aksigorta A.S.	276
210,193		Alfa Corp	3,884
155,398		Alleanza Assicurazioni S.p.A	1,983
23,450	*	Alleghany Corp	8,761
649,182		Allianz AG.	133,298
80,000		Allied World Assurance Holdings Ltd	3,420
2,999,110		Allstate Corp	180,127
373	*	Alm. Brand Skadesforsikring A/S	25
503,822		Ambac Financial Group, Inc	43,525
322,619	e	American Equity Investment Life Holding Co	4,236
882,913		American Financial Group, Inc	30,054
12,852,478		American International Group, Inc	863,944
71,887		American National Insurance Co	9,196
83,255	*	American Physicians Capital, Inc	3,337
570,221	*	AMERIGROUP Corp	17,335
3,356,318		AMP Ltd	28,215
21,226	e	Amtrust Financial Services, Inc	224
57,099	*	Arch Capital Group Ltd	3,895
181,784	*	Argonaut Group, Inc	5,883
342,057		Aspen Insurance Holdings Ltd	8,965
416,387		Assicurazioni Generali S.p.A.	17,710
492,432	e	Assurant, Inc	26,409
3,316,666		Aviva plc	48,852
1,695,731		AXA Asia Pacific Holdings Ltd	9,906
5,114,894	e	AXA S.A.	216,870
2,199,697		Axis Capital Holdings Ltd	74,482
61,142		Baldwin & Lyons, Inc (Class B)	1,556
117,281		Bristol West Holdings, Inc	2,600
250,061	*	Centene Corp	5,249
32,395		Chesnara plc	118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,304,836		China Life Insurance Co Ltd	$15,242
22,931	e	China Life Insurance Co Ltd (ADR)	984
2,429,480		Chubb Corp	125,531
810,772		Cincinnati Financial Corp	34,377
30,760,264		Citigroup, Inc	1,579,232
10,245	e*	Citizens, Inc	75
13,010		Clal Insurance	369
451,506	*	CNA Financial Corp	19,455
92,133	*	CNA Surety Corp	1,944
89,191	e	CNP Assurances	10,387
10,154	e	Codan A/S	959
418,094		Commerce Group, Inc	12,560
3,914,177	*	Conseco, Inc	67,715
173,445	e	Corp Mapfre S.A.	890
3,735,856		Credit Suisse Group	268,088
8,900	*	Darwin Professional Underwriters, Inc	224
314,741		Delphi Financial Group, Inc (Class A)	12,662
90,738		Direct General Corp	1,929
74,300		Donegal Group, Inc (Class A)	1,262
99,117	*	Dongbu Insurance Co Ltd	2,813
34,525		EMC Insurance Group, Inc	891
528,935	*	Employers Holdings, Inc	10,589
1,333	e*	Enstar Group Ltd	131
6,591		Ergo Previdenza S.p.A.	47
193,824		Erie Indemnity Co (Class A)	10,228
302,697		Everest Re Group Ltd	29,110
46,800		Fairfax Financial Holdings Ltd	10,540
94,301		FBL Financial Group, Inc (Class A)	3,690
861,110		Fidelity National Title Group, Inc (Class A)	20,675
94,214	e*	First Acceptance Corp	986
531,406		First American Corp	26,953
104,858	*	First Mercury Financial Corp	2,155
57,519		Fondiaria-Sai S.p.A	2,641
57,697	*	Fpic Insurance Group, Inc	2,577
623,504		Friends Provident plc	2,362
737,846	e	Fuji Fire & Marine Insurance Co Ltd	3,037
3,710,620		Genworth Financial, Inc (Class A)	129,649
46,251		Great American Financial Resources, Inc	1,132
442,999		Great-West Lifeco, Inc	13,353
210,255		Hanover Insurance Group, Inc	9,697
1,416		Harel Insurance Investments & Finances Ltd	79
100,679		Harleysville Group, Inc	3,271
1,115,701		HCC Insurance Holdings, Inc	34,364
497,190	*	Health Net, Inc	26,754
154,462	*	HealthExtras, Inc	4,445
181,467	*	Healthspring, Inc	4,274
347,233		Horace Mann Educators Corp	7,136
1,544,791	*	Humana, Inc	89,629
22,674	*	Hyundai Marine & Fire Insurance Co Ltd	313
31,953		Independence Holding Co	691
120,862		Infinity Property & Casualty Corp	5,664
1,834,434		ING Groep NV	77,559
1,684,521	e	Insurance Australia Group Ltd	7,987

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
146,568		Irish Life & Permanent plc	$4,024
24,169		Kansas City Life Insurance Co	1,088
169,758	e	KBC Groep NV	21,115
24,116	*	Korean Reinsurance Co	317
2,182,100		Kurnia Asia BHD	701
130,761	e	LandAmerica Financial Group, Inc	9,665
649,914		Leucadia National Corp	19,120
57,183		Liberty Group Ltd	649
1,430,829		Lincoln National Corp	96,996
2,602,455		Loews Corp	118,230
3,052,034		Manulife Financial Corp	104,951
44,250	*	Markel Corp	21,454
253,052		Max Re Capital Ltd	6,448
601,078		MBIA, Inc	39,365
193,634	*	Meadowbrook Insurance Group, Inc	2,128
208,475	e	Mediolanum S.p.A.	1,690
110,465		Mercury General Corp	5,859
2,568,459		Metlife, Inc	162,198
681,709		Metropolitan Holdings Ltd	1,395
402,979	e	MGIC Investment Corp	23,744
58,385		Midland Co	2,477
9,835		Migdal Insurance Holdings Ltd	15
1,560,741		Millea Holdings, Inc	57,746
2,085,804		Mitsui Sumitomo Insurance Co Ltd	26,179
146,505	e*	Molina Healthcare, Inc	4,482
799,241	e	Montpelier Re Holdings Ltd	13,859
269,773		Muenchener Rueckver AG.	45,627
87,154	e	National Interstate Corp	2,245
14,652		National Western Life Insurance Co (Class A)	3,587
368,281		Nationwide Financial Services, Inc (Class A)	19,836
72,792	*	Navigators Group, Inc	3,652
935,873	e	Nissay Dowa General Insurance Co Ltd	5,964
18,496		NYMAGIC, Inc	756
112,519		Odyssey Re Holdings Corp	4,423
386,466		Ohio Casualty Corp	11,575
1,684,564		Old Mutual plc	5,440
1,174,672		Old Republic International Corp	25,984
192,985		OneBeacon Insurance Group Ltd	4,825
486,797		PartnerRe Ltd	33,365
475,199	*	Philadelphia Consolidated Holding Co	20,904
784,216		Phoenix Cos, Inc	10,885
1,036,000	*	PICC Property & Casualty Co Ltd	594
950,000		Ping An Insurance Group Co of China Ltd	4,657
1,094,058		Platinum Underwriters Holdings Ltd	35,097
182,293	*	PMA Capital Corp (Class A)	1,712
357,489		PMI Group, Inc	16,166
792,723		Power Corp Of Canada	25,529
592,265		Power Financial Corp	19,997
128,000		Presidential Life Corp	2,524
1,937,596		Principal Financial Group	116,004
199,218	*	ProAssurance Corp	10,190
3,950,052		Progressive Corp	86,190
458,858		Protective Life Corp	20,208

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,641,650		Prudential Financial, Inc	$238,435
4,871,442		Prudential plc	68,781
2,785,651		Radian Group, Inc	152,877
129,490	e	Reinsurance Group Of America, Inc	7,474
2,274,539		Resolution plc	27,773
133,108		RLI Corp	7,312
1,020,840		Royal & Sun Alliance Insurance Group plc	3,254
442,559		Safeco Corp	29,399
101,102		Safety Insurance Group, Inc	4,056
31,994	*	Samsung Fire & Marine Insurance Co Ltd	5,356
38,543	e	SCOR	1,041
43,514	*	SCPIE Holdings, Inc	988
79,373	*	SeaBright Insurance Holdings, Inc	1,460
413,442		Selective Insurance Group, Inc	10,526
711,625		Sompo Japan Insurance, Inc	8,871
309,544		Stancorp Financial Group, Inc	15,220
672,032		Standard Life plc	4,179
81,151		State Auto Financial Corp	2,607
142,142		Stewart Information Services Corp	5,940
68,972		Storebrand ASA	1,105
1,092,711		Sun Life Financial, Inc	49,709
245,385	e	Swiss Reinsurance Co	22,415
680,050		T&D Holdings, Inc	46,918
6,418	*	Topdanmark A/S	1,243
430,884		Torchmark Corp	28,262
98,743		Tower Group, Inc	3,181
143,682		Transatlantic Holdings, Inc	9,357
3,606,701		Travelers Cos, Inc/The	186,719
66,868	e*	Triad Guaranty, Inc	2,769
36,688	e	TrygVesta A.S.	3,035
118,246		United Fire & Casualty Co	4,154
7,388,461		UnitedHealth Group, Inc	391,367
196,343		Unitrin, Inc	9,242
216,318	*	Universal American Financial Corp	4,192
1,761,344		UnumProvident Corp	40,564
82,441	*	Vesta Insurance Group, Inc	-	^
1,751,706		W.R. Berkley Corp	58,017
487,628	*	WellCare Health Plans, Inc	41,570
6,064		Wesco Financial Corp	2,789
9,579		Wiener Staedtische Allgemeine Versicherung AG.	679
507,062		XL Capital Ltd (Class A)	35,474
225,580		Zenith National Insurance Corp	10,663
1,076,996	e	Zurich Financial Services AG.	310,872
		TOTAL INSURANCE CARRIERS	8,297,664

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
306,164	*	Corrections Corp of America	16,169
135,814	*	Geo Group, Inc	6,155
4,702,705	e*	PAN Fish ASA	5,524
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	27,848

LEATHER AND LEATHER PRODUCTS - 0.16%
165,272		Adidas-Salomon AG.	9,037

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,646,838	*	Coach, Inc	$132,474
59,752	*	CROCS, Inc	2,823
143,638	e*	Genesco, Inc	5,965
53,058		Hermes International	7,342
250,901	e*	Iconix Brand Group, Inc	5,118
171,942	e	LVMH Moet Hennessy Louis Vuitton S.A.	19,076
1,038,687		Pou Chen Corp	1,111
157,948		Steven Madden Ltd	4,612
316,168	*	Timberland Co (Class A)	8,230
53,685	e	Weyco Group, Inc	1,395
369,992		Wolverine World Wide, Inc	10,571
675,917		Yue Yuen Industrial Holdings	2,292
		TOTAL LEATHER AND LEATHER PRODUCTS	210,046

LEGAL SERVICES - 0.01%
243,990	e*	FTI Consulting, Inc	8,195
89,158	e*	Pre-Paid Legal Services, Inc	4,468
		TOTAL LEGAL SERVICES	12,663

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
253,717	e	Brisa-Auto Estradas de Portugal S.A.	3,328
2,155,000		ComfortDelgro Corp Ltd	2,827
360,000	e	Keihin Electric Express Railway Co Ltd	2,762
245,000	e	Keisei Electric Railway Co Ltd	1,582
377,126		Laidlaw International, Inc	13,048
503,168		SMRT Corp Ltd	494
688,666	e	Tobu Railway Co Ltd	3,308
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	27,349

LUMBER AND WOOD PRODUCTS - 0.02%
109,609	e	American Woodmark Corp	4,029
442,864	e*	Champion Enterprises, Inc	3,897
60,377		Deltic Timber Corp	2,896
116,471		Duratex S.A.	2,298
538,729		Louisiana-Pacific Corp	10,807
1,510,966		Masisa S.A.	340
14,951		Nobia AB	612
45,761		Skyline Corp	1,544
57,925	e*	Sonae Industria SGPS S.A.	714
95,993	e	Universal Forest Products, Inc	4,757
		TOTAL LUMBER AND WOOD PRODUCTS	31,894

METAL MINING - 1.09%
243,390		Agnico-Eagle Mines Ltd	8,608
393,818		Alumina Ltd	2,329
5,679,864		Anglo American plc	299,211
35,401		Anglo Platinum Ltd	5,585
84,670		AngloGold Ashanti Ltd	3,793
1,700	e	AngloGold Ashanti Ltd (ADR)	76
1,631,575		Barrick Gold Corp	46,552
198,302	e*	Barrick Gold Corp	5,661
8,088,837		BHP Billiton Ltd	195,621
402,269		Boliden AB	8,872

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
625,325	e	Cameco Corp	$25,620
1,714,800		Cameco Corp	70,204
32,906		CAP S.A.	527
315,101	e	Cleveland-Cliffs, Inc	20,170
1,585,751	e*	Coeur d'Alene Mines Corp	6,517
480,489		Companhia Vale do Rio Doce	17,794
552,784		Companhia Vale do Rio Doce	17,279
26,600		Companhia Vale do Rio Doce (ADR)	832
562,397		Companhia Vale do Rio Doce (ADR)	20,803
39,531		Compania de Minas Buenaventura S.A.	1,174
5,600		Compania de Minas Buenaventura S.A. (ADR)	168
654,242	*	Eldorado Gold Corp	3,825
148,134		Energy Resources of Australia Ltd	3,332
92,928		First Quantum Minerals Ltd	6,190
226,265		Foundation Coal Holdings, Inc	7,770
2,248,176		Freeport-McMoRan Copper & Gold, Inc (Class B)	148,807
389,382		Gold Fields Ltd	7,219
7,300		Gold Fields Ltd (ADR)	135
1,420,654		Goldcorp, Inc	34,098
182,012	*	Harmony Gold Mining Co Ltd	2,540
7,900	*	Harmony Gold Mining Co Ltd (ADR)	110
904,325	e*	Hecla Mining Co	8,193
83,406	e	Iluka Resources Ltd	397
340,137		Impala Platinum Holdings Ltd	10,691
9,800	e	Impala Platinum Holdings Ltd (ADR)	305
326,922	*	Ivanhoe Mines Ltd	3,823
14,137		Jubilee Mines NL	200
17,585		Kagara Zinc Ltd	73
1,153,480	*	Kinross Gold Corp	15,926
5,020		Korea Zinc Co Ltd	536
96,834		Kumba Resources Ltd	874
3,808,300		Lanna Resources PCL	1,186
762,088	*	Lundin Mining Corp	8,482
197,333	*	Meridian Gold, Inc	5,039
133,798		Minsur S.A.	380
22,100		MMC Norilsk Nickel (ADR)	4,211
688,456		MMC Norilsk Nickel (ADR)	130,807
542,186	e	Newcrest Mining Ltd	10,436
2,098,069		Newmont Mining Corp	88,098
4		Newmont Mining Corp	-	^
82,243		Novolipetsk Steel (GDR)	2,419
1,092,751	e	Oxiana Ltd	2,484
535,523	e*	Paladin Resources Ltd	4,216
99,659	*	PAN American Silver Corp	2,948
37,790		Perilya Ltd	111
349,256	*	Polyus Gold (ADR)	16,799
272,500		PT Aneka Tambang Tbk	354
86,000		PT International Nickel Indonesia Tbk	512
334,827	e	Rio Tinto Ltd	21,350
599,628		Rio Tinto plc	34,243
348,161	e*	Rosetta Resources, Inc	7,151
120,513	e	Royal Gold, Inc	3,627
48,641		Southern Copper Corp	3,485

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
88,090	e	Southern Copper Corp	$6,313
35,344	*	St Barbara Ltd	15
250,061	e*	Stillwater Mining Co	3,173
5,036,000		Straits Asia Resources Ltd	3,452
14,628	e	Sumitomo Titanium Corp	1,625
472,502		Teck Cominco Ltd (Class B)	32,942
19,211	e	Umicore	3,416
356,149		Volcan Cia Minera S.A.	1,069
612,308	e	Yamana Gold, Inc	8,852
1,915,500		Zijin Mining Group Co Ltd	1,115
1,618,040		Zinifex Ltd	20,659
		TOTAL METAL MINING	1,443,409

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
147,920	e	Aderans Co Ltd	3,590
24,833		Amer Sports Oyj	544
216,960		Blyth, Inc	4,580
52,284		Bulgari S.p.A.	755
489,503		Callaway Golf Co	7,715
34,000		Chow Sang Sang Holding	23
224,197	e	Daktronics, Inc	6,152
50		Escalade, Inc	-	^
621,012		Fortune Brands, Inc	48,948
210,880		Fu Sheng Industrial Co Ltd	205
2,010,391		Futuris Corp Ltd	3,513
986,174		Hasbro, Inc	28,224
166,354	e*	Jakks Pacific, Inc	3,976
329,663	*	K2, Inc	3,986
48,100		Magnum Corp BHD	45
100,092	e	Marine Products Corp	958
2,254,844		Mattel, Inc	62,166
36,159		Morgan Crucible Co plc	191
73,425		Namco Bandai Holdings, Inc	1,146
194,038	e	Nautilus, Inc	2,994
107,548,579	a	Playmates Holdings Ltd	17,619
198,822	e*	Progressive Gaming International Corp	895
149,086	*	RC2 Corp	6,022
70,569	*	Russ Berrie & Co, Inc	995
46,593		Sankyo Co Ltd	2,048
207,419	e*	Shuffle Master, Inc	3,785
46,359		Steinway Musical Instruments, Inc	1,496
82,830		Tasaki Shinju Co Ltd	413
198,100	e	Yamaha Corp	4,421
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	217,405

MISCELLANEOUS RETAIL - 1.26%
147,294	*	1-800-FLOWERS.COM, Inc (Class A)	1,146
89,352	e*	AC Moore Arts & Crafts, Inc	1,907
2,205,075	*	Amazon.com, Inc	87,740
6,200		AOKI Holdings, Inc	118
112,408		Aygaz A.S.	312
421,344		Barnes & Noble, Inc	16,622
20,660		Beate Uhse AG.	134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,921,740		Best Buy Co, Inc	$191,067
118,297		Big 5 Sporting Goods Corp	3,066
96,847	e*	Blue Nile, Inc	3,938
106,861	e	Books-A-Million, Inc	1,522
366,569	e	Borders Group, Inc	7,485
78,530	e*	Build-A-Bear Workshop, Inc	2,157
199,723		Cash America International, Inc	8,189
138,900		Circle K Sunkus Co Ltd	2,593
292,790	e*	CKX, Inc	3,250
259,071	e*	Coldwater Creek, Inc	5,254
1,075,485		Compagnie Financiere Richemont AG.	60,140
10,643,836		CVS Corp	363,381
2,262	*	Daum Communications Corp	151
96,467		DCC plc	3,397
139,439	e*	dELiA*s, Inc	1,280
160,220	*	Dick's Sporting Goods, Inc	9,334
643,694	*	Dollar Tree Stores, Inc	24,615
307,813		Douglas Holding AG.	18,072
548,302	e*	Drugstore.com, Inc	1,415
58,700		EDION Corp	819
4,330		Exmar NV	142
349,085	*	Ezcorp, Inc (Class A)	5,142
67,104		Folli-Follie S.A.	2,349
3,562,545		Game Group plc	9,850
223,440	e*	GSI Commerce, Inc	5,047
940		Hellenic Duty Free Shops S.A.	19
187,000	*	Hibbett Sports, Inc	5,346
2,136,866		HMV Group plc	4,647
323,301		Home Retail Group	2,825
3,166,598		Hutchison Whampoa Ltd	30,456
685,482		Ichitaka Co Ltd	1,885
1,251	e	Index Corp	652
18,000		Izumiya Co Ltd	139
200,930		Jean Coutu Group, Inc (Class A)	2,510
23		Jelmoli Holding AG.	77
231,877	e*	KarstadtQuelle AG.	8,549
10,300	e	Kojima Co Ltd	88
51,000		Largan Precision Co Ltd	742
182,751		Longs Drug Stores Corp	9,437
34,300	e	Matsumotokiyoshi Co Ltd	786
187,926		MSC Industrial Direct Co (Class A)	8,772
80,622		Next plc	3,568
914,000		Nippon Mining Holdings, Inc	7,888
315,863	e*	Nutri/System, Inc	16,554
2,826,726	*	Office Depot, Inc	99,331
472,117		OfficeMax, Inc	24,899
826,067		Origin Energy Ltd	6,022
74,819	e*	Overstock.com, Inc	1,242
2,971,828		Pacific Brands Ltd	7,382
618,013		Petsmart, Inc	20,370
149,658	*	Priceline.com, Inc	7,971
22,604	e	Pricesmart, Inc	347
5,342,917	e*	Rite Aid Corp	30,829

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
20,500		Ryohin Keikaku Co Ltd	$1,296
19,627	e	Sanoma-WSOY Oyj	582
395,213	*	Sears Holdings Corp	71,202
378,650		Shoppers Drug Mart Corp	16,776
2,400	*	Shutterfly, Inc	38
1,841,341		Signet Group plc	4,547
166,581	*	Stamps.com, Inc	2,394
5,515,118		Staples, Inc	142,511
54,824	e	Systemax, Inc	1,027
575,149		Tiffany & Co	26,158
331,603		Tsutsumi Jewelry Co Ltd	8,780
162,045	*	Valuevision International, Inc (Class A)	2,003
5,055,483		Walgreen Co	231,996
158,014		World Fuel Services Corp	7,310
132,106	e	Xebio Co Ltd	3,688
302,285	*	Zale Corp	7,974
83,113	e*	Zumiez, Inc	3,334
		TOTAL MISCELLANEOUS RETAIL	1,676,583

MOTION PICTURES - 1.14%
180,549		Astral Media, Inc	6,287
733,000		Astro All Asia Networks plc	996
266,067	e*	Avid Technology, Inc	9,280
1,190,028	e*	Blockbuster, Inc (Class A)	7,664
69,575	e	Carmike Cinemas, Inc	1,614
4,439,243		CBS Corp (Class B)	135,796
1,296,766	*	Discovery Holding Co (Class A)	24,807
760,367	*	DreamWorks Animation SKG, Inc (Class A)	23,252
93,328	e*	Gaiam, Inc (Class A)	1,469
292,962	e*	Macrovision Corp	7,339
107,134	*	National CineMedia, Inc	2,861
14,180,557		News Corp (Class A)	327,854
23,186	e*	Premiere AG.	505
980,517	e	Regal Entertainment Group (Class A)	19,483
825,782	*	Time Warner Telecom, Inc (Class A)	17,152
22,640,365		Time Warner, Inc	446,468
170,900	e	Toei Animation Co Ltd	4,786
10,000		Toei Co Ltd	56
119,900		Toho Co Ltd	2,340
13,875,107		Walt Disney Co	477,720
		TOTAL MOTION PICTURES	1,517,729

NONDEPOSITORY INSTITUTIONS - 1.57%
865,283	e*	Accredited Home Lenders Holding Co	8,021
101,110	e	Acom Co Ltd	4,299
558,666	e	Advance America Cash Advance Centers, Inc	8,598
5,498		Advanta Corp (Class A)	220
106,851		Advanta Corp (Class B)	4,684
538,300	e	Aeon Credit Service Co Ltd	9,072
1,485,308		Aeon Thana Sinsap Thailand PCL	1,952
1,100		AFP Provida S.A. (ADR)	28
354,056	e	Aiful Corp	10,967
908,240	e	American Capital Strategies Ltd	40,244

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
8,442,075		American Express Co	$476,133
987,658	*	AmeriCredit Corp	22,578
308,603		Ares Capital Corp	5,607
64,611	e	Asta Funding, Inc	2,790
195		Beverly Hills Bancorp, Inc	1
1,119,500		Bursa Malaysia BHD	3,594
2,304,651		Capital One Financial Corp	173,909
510,317		CapitalSource, Inc	12,824
500,304		Cattles plc	4,032
2,951,212	e	Challenger Financial Services Group Ltd	11,390
320,900	e*	CharterMac	6,209
1,123,189		CIT Group, Inc	59,439
5,296,186		Collins Stewart plc	26,524
287,596	e*	CompuCredit Corp	8,979
3,619,501		Countrywide Financial Corp	121,760
43,328	e*	Credit Acceptance Corp	1,178
203,573		Credit Saison Co Ltd	6,703
49,903	e	D Carnegie AB	1,038
1,340,762	e	Deutsche Postbank AG.	116,902
1,008,068	e*	Doral Financial Corp	1,653
3,813,700		ECM Libra Avenue BHD	960
6,436,850		Fannie Mae	351,323
79,266	e	Federal Agricultural Mortgage Corp (Class C)	2,156
179,977	e	Financial Federal Corp	4,737
162,518	*	First Cash Financial Services, Inc	3,621
2,059,225		First Financial Holding Co Ltd	1,444
418,609	e	First Marblehead Corp	18,791
3,521,617		Freddie Mac	209,501
18,900	*	Freedom Acquisition Holding, Inc	181
31,100		Highland Distressed Opportunities, Inc	447
397,200		Hitachi Capital Corp	7,938
729,000		Hong Leong Finance Ltd	1,941
1,546,142		Hypo Real Estate Holding AG.	98,602
382,249		ICAP plc	3,990
444,476		ICICI Bank Ltd	8,726
238,731		IGM Financial, Inc	10,103
2,800	*	Information Services Group, Inc	21
58,553		Infrastructure Development Finance Co Ltd	113
278,062	*	INVESTools, Inc	3,865
125,000		Japan Securities Finance Co Ltd	1,898
625	e	Kenedix, Inc	3,193
6,833,000		Kim Eng Holdings Ltd	7,206
13,900		Kohlberg Capital Corp	222
66,925		Kotak Mahindra Bank Ltd	738
331,294		MCG Capital Corp	6,215
53,425		Medallion Financial Corp	611
4,559,360		Mega Financial Holding Co Ltd	2,976
209,801		Nelnet, Inc (Class A)	5,029
11,569	*	NewStar Financial, Inc	194
108,228	e	NGP Capital Resources Co	1,711
5,588,120	e	Nissin Co Ltd	3,320
11,800	*	NTR Acquisition Co	108
279,613	e*	Ocwen Financial Corp	3,599

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,263		OZ Holding AG.	$95
65,849	e	Perpetual Trustees Australia Ltd	4,134
338,798	*	Polaris Securities Co Ltd	150
192,195	e	Promise Co Ltd	7,242
196,496		Provident Financial plc	3,109
57,017		Reliance Capital Ltd	877
5,500		Ricoh Leasing Co Ltd	145
4,010		SFCG Co Ltd	715
1,945,557		SLM Corp	79,573
58,110		SM Investments Corp	428
51,599		Smiths News plc	142
20,805		Student Loan Corp	3,868
2,435,000	*	Taishin Financial Holdings Co Ltd	1,251
211,277	e	Takefuji Corp	8,481
112,079	e	Technology Investment Capital Corp	1,895
18,678	*	Tower Australia Group Ltd	41
5,627,676		Tullett Prebon plc	53,489
38,133	e*	United PanAm Financial Corp	477
158,665	*	World Acceptance Corp	6,339
		TOTAL NONDEPOSITORY INSTITUTIONS	2,089,259

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
82,927		Aber Diamond Corp	3,092
132,588	e	AMCOL International Corp	3,931
86,475		Cimsa Cimento Sanayi Ve Tica	621
195,661	e	Compass Minerals International, Inc	6,535
211,794		Florida Rock Industries, Inc	14,252
735,970		Grupo Mexico S.A. de C.V. (Series B)	3,417
2,309,000		Itochu Corp	22,886
104,382	e	Solvay S.A.	16,041
423,608		Vulcan Materials Co	49,342
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	120,117

OIL AND GAS EXTRACTION - 2.30%
157,802		Acergy S.A.	3,369
111,250		Aker Kvaerner ASA	2,507
2,482,891		Anadarko Petroleum Corp	106,715
6,147,500		Apexindo Pratama Duta PT	1,199
63,137	e*	Arena Resources, Inc	3,164
99,265	*	Atlas America, Inc	5,607
112,240	*	ATP Oil & Gas Corp	4,220
160,858	*	Atwood Oceanics, Inc	9,441
416,742	*	Aurora Oil & Gas Corp	1,088
1,589,598		Baker Hughes, Inc	105,120
130,756	*	Basic Energy Services, Inc	3,047
203,426		Berry Petroleum Co (Class A)	6,237
3,335,620		BG Group plc	48,114
166,176	e*	Bill Barrett Corp	5,386
1,304,738		BJ Services Co	36,402
122,038	e*	Bois d'Arc Energy, Inc	1,615
223,276	*	Brigham Exploration Co	1,389
78,243	e*	Bronco Drilling Co, Inc	1,296
22,000	*	Cal Dive International, Inc	269

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
112,401	*	Callon Petroleum Co	$1,525
887,725	*	Cameron International Corp	55,740
1,149,174		Canadian Natural Resources Ltd	63,456
377,960		Canadian Oil Sands Trust	9,252
287,902		Canetic Resources Trust	3,726
121,222	e*	Carrizo Oil & Gas, Inc	4,238
236,716	e*	Cheniere Energy, Inc	7,374
1,725,809		Chesapeake Energy Corp	53,293
421,620	e	Cimarex Energy Co	15,608
31,831	*	Clayton Williams Energy, Inc	903
8,213,000		CNOOC Ltd	7,200
4,100		CNOOC Ltd (ADR)	359
112,423	e*	CNX Gas Corp	3,185
333,774	e*	Compagnie Generale de Geophysique S.A.	70,002
148,047	*	Complete Production Services, Inc	2,948
241,217	*	Comstock Resources, Inc	6,605
1,083	*	Dana Petroleum plc	21
42,566	e*	Dawson Geophysical Co	2,108
217,110		Delta & Pine Land Co	8,945
308,077	e*	Delta Petroleum Corp	7,073
4,327,280	*	Denbury Resources, Inc	128,910
609,091	e*	DET Norske Oljeselskap	1,095
274,709		Diamond Offshore Drilling, Inc	22,238
57,178	*	Duvernay Oil Corp	1,917
191,972	*	Edge Petroleum Corp	2,403
345,000	*	Electromagnetic GeoServices AS	8,258
4,325	*	Emerald Energy plc	12
1,696,704		EnCana Corp	85,827
326,318	*	Encore Acquisition Co	7,894
100	*	Endeavour International Corp	-	^
211,611	e*	Energy Partners Ltd	3,841
177,733		Enerplus Resources Fund	7,497
250,618	b,m,v*	Enron Corp	-	^
668,390		ENSCO International, Inc	36,360
408,877		Ensign Energy Services, Inc	6,853
720,534		Equitable Resources, Inc	34,816
317,955	*	EXCO Resources, Inc	5,272
169,262	e*	Exploration Co of Delaware, Inc	1,836
4,661		Expro International Group plc	81
302,663	*	First Calgary Petroleums Ltd	1,332
231,430	e*	Forest Oil Corp	7,723
1,049,000		Formosa Petrochemical Corp	2,298
102,006		GAIL India Ltd	621
1,319		GAIL India Ltd (GDR)	49
528,681	e*	Gasco Energy, Inc	1,290
164,878	e*	GeoGlobal Resources, Inc	1,007
12,311	e*	Geomet, Inc	109
570,056	*	Global Industries Ltd	10,426
85		GlobalSantaFe Corp	5
47,070	e*	GMX Resources, Inc	1,446
71,690	e*	Goodrich Petroleum Corp	2,411
1,280,194	*	Grey Wolf, Inc	8,577
75,238	e*	Gulfport Energy Corp	1,005

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,477,697		Halliburton Co	$237,342
634,556	e*	Hanover Compressor Co	14,119
172,002		Harvest Energy Trust	4,256
305,608	*	Harvest Natural Resources, Inc	2,977
402,076	*	Helix Energy Solutions Group, Inc	14,993
450,756		Helmerich & Payne, Inc	13,676
116,736	e*	Hercules Offshore, Inc	3,065
175,849	*	Houston Exploration Co	9,487
308,591		Husky Energy, Inc	21,560
767	m,v*	INA Industrija Nafte DD (GDR)	408
21,819	*	INA Industrija Nafte DD (GDR)	11,608
2,318		Inpex Holdings, Inc	20,064
2,150,753	*	Integra Group Holdings (GDR)	41,402
370,000	*	KazMunaiGas Exploration Production (GDR)	7,781
301,787	g,m,v*	KazMunaiGas Exploration Production (GDR)	6,347
1,357	*	Key Energy Services, Inc	22
66,897	e*	Lundin Petroleum AB	793
409,222	*	Mariner Energy, Inc	7,828
145,673	e*	McMoRan Exploration Co	1,997
733,325	*	Meridian Resource Corp	1,767
92,967	e*	Metretek Technologies, Inc	1,240
1,593,284	*	National Oilwell Varco, Inc	123,942
752,436	e	Neste Oil Oyj	25,933
505,524	e*	Newpark Resources, Inc	3,564
475,451	e*	Nexen, Inc	29,124
48,762		Niko Resources Ltd	3,545
53,068		NovaTek OAO (GDR)	3,078
351,185	*	Oceaneering International, Inc	14,792
353,800		Oil & Gas Development Co Ltd	692
168,490		Oil & Natural Gas Corp Ltd	3,414
223,000	*	OPTI Canada, Inc	3,840
200,852	e*	Parallel Petroleum Corp	4,610
667,929	*	Parker Drilling Co	6,272
744,590		Patterson-UTI Energy, Inc	16,709
575,883		Penn West Energy Trust	16,945
1,086,052		Petro-Canada	42,473
25,753,075		PetroChina Co Ltd	30,554
33,900	m,v*	PetroCorp	-	^
836,253	e*	PetroHawk Energy Corp	11,013
93,775	*	Petroleum Development Corp	5,024
52,074	*	Petroleum Geo-Services ASA	1,360
254,656	*	Petroquest Energy, Inc	2,977
240,622	e*	Pioneer Drilling Co	3,053
500,297		Pioneer Natural Resources Co	21,568
487,430	*	Plains Exploration & Production Co	22,003
267,585	e	Pogo Producing Co	12,871
83,618		Precision Drilling Trust	1,910
2,450,047	*	Pride International, Inc	73,746
3,719	e*	PrimeEnergy Corp	216
71,576		ProSafe ASA	1,095
695,297		Provident Energy Trust	7,528
1,810,000	*	PT Energi Mega Persada Tbk	123
461,100		PTT Exploration & Production PCL	1,185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
384,000		PTT Exploration & Production PCL	$987
12,500	m,v	PTT Exploration & Production PCL (ADR)	64
115,718	*	Quest Resource Corp	1,061
278,439	e*	Quicksilver Resources, Inc	11,074
121,017	e*	RAM Energy Resources, Inc	560
609,131		Range Resources Corp	20,345
2,533,300	e*	Renewable Energy Corp A.S.	57,307
470,905		Rowan Cos, Inc	15,290
184,639	e	RPC, Inc	3,076
3,437,970		Saipem S.p.A.	100,119
1,340,850		Santos Ltd	11,012
463,164		Schlumberger Ltd	32,005
11,900		Scomi Group BHD	4
141,802	e*	SEACOR Holdings, Inc	13,953
158,201	*	SeaDrill Ltd	2,603
50	m,v*	Serval Integrated Energy Services	-	^
165,742		Singapore Petroleum Co Ltd	529
830,515	*	Southwestern Energy Co	34,035
254,285		St. Mary Land & Exploration Co	9,327
164,931	*	Stone Energy Corp	4,897
200,571	e*	Sulphco, Inc	686
394,683	*	Superior Energy Services	13,605
67,086	*	Superior Well Services, Inc	1,533
76,800	e	Surgutneftegaz (ADR)	4,860
55,200		Surgutneftegaz (ADR)	3,489
180,979	*	Swift Energy Co	7,559
248,172	e*	Syntroleum Corp	774
2,396,208		Talisman Energy, Inc	42,050
64,314	*	Tap Oil Ltd	79
328,601	*	Tetra Technologies, Inc	8,120
567,756	*	TGS Nopec Geophysical Co ASA	13,124
534,982		Tidewater, Inc	31,339
269,687	*	Todco	10,877
84,010	e*	Toreador Resources Corp	1,525
3,156,397	e	Total S.A.	221,153
390,152	e*	Transmeridian Exploration, Inc	1,116
159,331		Trican Well Service Ltd	3,153
94,298	e*	Trico Marine Services, Inc	3,514
68,432	e*	Tri-Valley Corp	507
85,089	*	Union Drilling, Inc	1,208
210,094	*	Unit Corp	10,629
587,708	*	UTS Energy Corp	2,108
617,520	e*	Vaalco Energy, Inc	3,199
30,806	*	Venoco, Inc	550
12,830	*	Venture Production plc	167
88,423	e	W&T Offshore, Inc	2,558
318,142	e*	Warren Resources, Inc	4,145
202,130	*	Western Oil Sands, Inc (Class A)	5,970
173,535	*	W-H Energy Services, Inc	8,111
229,174	*	Whiting Petroleum Corp	9,032
790,399		Woodside Petroleum Ltd	25,254
5,667,464		XTO Energy, Inc	310,634
		TOTAL OIL AND GAS EXTRACTION	3,051,922

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
PAPER AND ALLIED PRODUCTS - 0.49%
4,741,797	*	Abitibi-Consolidated, Inc	$13,372
574,508	e*	Abitibi-Consolidated, Inc	1,602
304,749		Aracruz Celulose S.A.	1,581
2,400	e	Aracruz Celulose S.A. (ADR)	126
442,596		Bemis Co	14,778
36,355		Billerud AB	545
346,976	e	Bowater, Inc	8,265
212,799	*	Buckeye Technologies, Inc	2,762
442,841	*	Canfor Corp	4,047
12,694		Canfor Plus Income Fund	156
167,932	*	Caraustar Industries, Inc	1,055
308,484	e*	Cenveo, Inc	7,496
145,165		Chesapeake Corp	2,192
364,760		China International Marine Containers Co Ltd (Class B)	800
5,500	*	Domtar Corp	50
1,955,570	*	Domtar Corporation	18,206
61,468		Empresas CMPC S.A.	1,993
256,066	e	Glatfelter	3,818
392,418	*	Graphic Packaging Corp	1,860
109,923		Greif, Inc (Class A)	12,214
45,646	e	Holmen AB (B Shares)	1,879
2,208,696		International Paper Co	80,397
3,229,877		Kimberly-Clark Corp	221,214
226,678		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,022
278,621		Klabin S.A.	771
70,700	e	Kokuyo Co Ltd	935
438,793		Longview Fibre Co	10,808
3,468		Mayr-Melnhof Karton AG.	774
888,627		MeadWestvaco Corp	27,405
171,859	*	Mercer International, Inc	2,056
72,000		Mitsubishi Paper Mills Ltd	134
3,101		Mondi Packaging Paper Swiecie S.A.	114
413,624		Nampak Ltd	1,266
92,730		Neenah Paper, Inc	3,685
841,000		Nine Dragons Paper Holdings Ltd	1,754
996		Nippon Paper Group, Inc	3,542
143,798		Norske Skogindustrier ASA	2,460
659,000	e	OJI Paper Co Ltd	3,495
394,942		Packaging Corp of America	9,637
2,853,673		PaperlinX Ltd	9,628
329,486	*	Playtex Products, Inc	4,471
204,276		Rock-Tenn Co (Class A)	6,782
464,500	e	Sanrio Co Ltd	6,863
116,644		Sappi Ltd	1,769
24,600	e	Sappi Ltd (ADR)	384
130,919		Schweitzer-Mauduit International, Inc	3,253
1,325,515	*	Smurfit-Stone Container Corp	14,925
854,870		Sonoco Products Co	32,126
500,305	e	Stora Enso Oyj (R Shares)	8,688
245,604	e	Svenska Cellulosa AB (B Shares)	13,155
1,009,432		Temple-Inland, Inc	60,304

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
16,000		Tomoku Co Ltd	$36
35,000		Uni-Charm Corp	2,216
687,412	e	UPM-Kymmene Oyj	17,512
46,093		Votorantim Celulose e Papel S.A.	845
7,400		Votorantim Celulose e Papel S.A. (ADR)	135
248,150		Wausau Paper Corp	3,563
385,760		Yuen Foong Yu Paper Manufacturing Co Ltd	155
		TOTAL PAPER AND ALLIED PRODUCTS	657,076

PERSONAL SERVICES - 0.11%
800		Angelica Corp	22
658,072		Cintas Corp	23,756
69,700	e	Coinmach Service Corp (Class A)	739
231,465	e*	Coinstar, Inc	7,245
400		CPI Corp	21
1,461,005		Davis Service Group plc	16,747
129,679		G & K Services, Inc (Class A)	4,705
1,546,754		H&R Block, Inc	32,544
190,981		Jackson Hewitt Tax Service, Inc	6,146
1,025,770		Kuala Lumpur Kepong BHD	3,560
6,414		Mcbride plc	30
277,547		Regis Corp	11,205
406,461	*	Sally Beauty Holdings, Inc	3,735
1,410,929		Service Corp International	16,734
55,354		Unifirst Corp	2,124
204,604		Weight Watchers International, Inc	9,430
		TOTAL PERSONAL SERVICES	138,743

PETROLEUM AND COAL PRODUCTS - 5.35%
100,491		Alon USA Energy, Inc	3,638
3,202,643		Apache Corp	226,427
10,000		Aromatics Thailand PCL	12
498,031		Ashland, Inc	32,671
75,970		Bharat Petroleum Corp Ltd	529
19,658,035		BP plc	213,535
23,744		BP plc (ADR)	1,537
831,720		Cabot Oil & Gas Corp	55,991
11,783,233		Chevron Corp	871,488
9,918,764		China Petroleum & Chemical Corp	8,391
5,700	e	China Petroleum & Chemical Corp (ADR)	480
8,882,762		ConocoPhillips	607,137
58,855		Delek US Holdings, Inc	1,126
2,544,713		Devon Energy Corp	176,145
7,885,876		ENI S.p.A.	256,616
1,377,808		EOG Resources, Inc	98,293
31,595,383		Exxon Mobil Corp	2,383,872
856,429		Frontier Oil Corp	27,954
83,856	*	Giant Industries, Inc	6,344
391,755	e*	Headwaters, Inc	8,560
32,623		Hellenic Petroleum S.A.	465
1,385,679		Hess Corp	76,864
16,340		Hindustan Petroleum Corp Ltd	93
421,237		Holly Corp	24,979

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
769,859		Imperial Oil Ltd	$28,540
316,320		LUKOIL (ADR)	27,362
2,339,917		Marathon Oil Corp	231,254
33,110		Motor Oil Hellas Corinth Refineries S.A.	921
754,309		Murphy Oil Corp	40,280
536,293	*	Newfield Exploration Co	22,369
1,653,186		Noble Energy, Inc	98,613
10,231,301		Occidental Petroleum Corp	504,505
57,774		OMV AG.	3,639
35,200	*	Petkim Petrokimya Holding	180
71,900	*	Petrobras Energia Participaciones S.A.(ADR)	748
4,200	e	PetroChina Co Ltd (ADR)	492
826,611		Petroleo Brasileiro S.A.	20,759
1,456,198		Petroleo Brasileiro S.A.	32,611
2,600		Petroleo Brasileiro S.A. (ADR)	232
665,925		Petroleo Brasileiro S.A. (ADR)	66,266
15,400		PGG Wrightson Ltd	16
159,631		Polski Koncern Naftowy Orlen S.A.	2,647
8,584		Polski Koncern Naftowy Orlen S.A. (GDR)	279
848,381		Premier Farnell plc	3,410
351,200		PTT PCL	2,086
634,500		PTT PCL	3,770
800		Quaker Chemical Corp	19
736,200		Rayong Refinery PCL	372
903,763		Repsol YPF S.A.	30,472
5,559,150		Royal Dutch Shell plc (A Shares)	184,988
3,373,557		Royal Dutch Shell plc (B Shares)	112,259
1,597	v	Samir	197
104,833		Shell Canada Ltd (Class A)	4,082
2,000		Shell Refining Co	6
57,600		Showa Shell Sekiyu KK	705
61,239		SK Corp	6,015
22,150		S-Oil Corp	1,526
2,640,574	e	Statoil ASA	71,898
886,854	e	Suncor Energy, Inc	67,484
1,418,500	*	Suncor Energy, Inc	108,302
1,039,751		Sunoco, Inc	73,240
45,996		Tatneft (GDR)	4,370
412,993		Tesoro Corp	41,477
348,000	e	TonenGeneral Sekiyu KK	3,886
87,620		Tupras Turkiye Petrol Rafine	1,951
38,167	*	Unipetrol	429
3,385,573		Valero Energy Corp	218,336
107,938		WD-40 Co	3,423
140,135	e	Western Refining, Inc	5,468
4,700	e	YPF S.A. (ADR)	198
		TOTAL PETROLEUM AND COAL PRODUCTS	7,115,229

PIPELINES, EXCEPT NATURAL GAS - 0.09%
3,046,564		Spectra Energy Corp	80,033
1,078,233		TransCanada Corp	35,817
		TOTAL PIPELINES, EXCEPT NATURAL GAS	115,850

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
PRIMARY METAL INDUSTRIES - 1.21%
190,944	e	Acerinox S.A.	$4,859
631,496	*	AK Steel Holding Corp	14,771
21,792		Alcan, Inc	1,154
790,087	e*	Alcan, Inc	41,184
3,995,239		Alcoa, Inc	135,439
146,172	*	Algoma Steel, Inc	6,617
539,465		Allegheny Technologies, Inc	57,555
334,000		Angang New Steel Co Ltd	580
58		Arcelor Mittal (Class A)	3
3,971	e	Bekaert S.A.	540
271,012	e	Belden CDT, Inc	14,523
5,037,515		BHP Billiton plc	112,315
838,172		BlueScope Steel Ltd	7,121
31,108		Boehler-Uddeholm AG.	2,992
121,998	*	Brush Engineered Materials, Inc	5,913
247,296		Carpenter Technology Corp	29,863
140,144		Catcher Technology Co Ltd	1,101
136,834	*	Century Aluminum Co	6,415
328,990		Chaparral Steel Co	19,137
4,055,895		China Steel Corp	4,572
346,901	*	CommScope, Inc	14,882
55,925		Companhia Siderurgica Nacional S.A.	2,412
3,300	e	Companhia Siderurgica Nacional S.A. (ADR)	141
8,104,169	*	Corning, Inc	184,289
302,779		Corus Group plc	3,617
2,884		Cumerio	85
16,657		Daewoo International Corp	694
281,464	e	Daido Steel Co Ltd	1,827
11,330		Dongkuk Steel Mill Co Ltd	313
220,000		DOWA HOLDINGS CO Ltd	2,237
346,000	m,v*	Dowa Mining Co Ltd	3
7,052		EL Ezz Aldekhela Steel Alexandria	1,290
3,285	*	El Ezz Steel Co	29
135,177	e	Encore Wire Corp	3,423
71,570		Eregli Demir ve Celik Fabrikalari TAS	715
860,000	e	Fujikura Ltd	6,065
1,673,100	e	Furukawa Electric Co Ltd	10,223
325,377	*	General Cable Corp	17,385
177,116		Gerdau S.A.	2,781
142,908		Gerdau S.A.	2,619
7,050		Gerdau S.A. (ADR)	128
182,731		Gibraltar Industries, Inc	4,133
8,000		Godo Steel Ltd	43
4,600	*	Grupo Simec S.A. de C.V. (ADR)	57
1,600	e	Highveld Steel and Vanadium Corp Ltd (ADR)	17
276,992		Hindalco Industries Ltd	830
21,909		Hoganas AB (Class B)	555
256,546		Hubbell, Inc (Class B)	12,376
730,000	*	Hunan Non-Ferrous Metal Corp Ltd	485
140,770		Industrias Penoles S.A. de C.V.	1,628
123,268		IPSCO, Inc	16,181
1,941,000		Jiangxi Copper Co Ltd	2,350

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
176,672		Johnson Matthey plc	$5,479
59,755		KGHM Polska Miedz S.A.	2,021
1,929		KGHM Polska Miedz S.A. (GDR)	130
4,154,000		Kobe Steel Ltd	16,744
59,034	e*	LB Foster Co (Class A)	1,217
238,116	*	Lone Star Technologies, Inc	15,723
428,000		Maanshan Iron & Steel	281
661,487	*	Madeco S.A.	77
186,030	e	Matthews International Corp (Class A)	7,571
23,800		Mechel Steel Group OAO (ADR)	791
3,208,897	e	Mitsubishi Materials Corp	15,222
485,000	e	Mitsui Mining & Smelting Co Ltd	2,663
303,056		Mittal Steel Co NV	16,100
102,631		Mittal Steel South Africa Ltd	1,669
223,831		Mueller Industries, Inc	6,737
1,080,000		Nippon Light Metal Co Ltd	3,061
12,264,793	e	Nippon Steel Corp	86,178
15,500		Nippon Yakin Kogyo Co Ltd	144
1,372,178		Nisshin Steel Co Ltd	5,915
581,964	e	Norsk Hydro ASA	19,293
104,330	*	Novelis, Inc	4,622
1,775,845		Nucor Corp	115,661
48,312	e	Olympic Steel, Inc	1,497
1,254,688	e	OneSteel Ltd	5,238
416,752	e	Outokumpu Oyj	14,324
360		Poongsan Corp	8
42,610		POSCO	17,890
9,900		POSCO (ADR)	1,029
599,868		Precision Castparts Corp	62,416
403,548		Quanex Corp	17,090
131,740	*	RTI International Metals, Inc	11,990
204,942		Salzgitter AG.	29,929
573		Schmolz + Bickenbach AG.	49
133,277	e	Schnitzer Steel Industries, Inc (Class A)	5,354
7,900	m,v	Siderar SAIC (Class A) (ADR)	387
1,524		Sonasid	607
541,990		Steel Dynamics, Inc	23,414
82,989		Steel Technologies, Inc	2,455
983,127	e	Sumitomo Electric Industries Ltd	14,950
4,314,931		Sumitomo Metal Industries Ltd	22,300
992,067	e	Sumitomo Metal Mining Co Ltd	19,153
117,469	*	Superior Essex, Inc	4,073
39,000		Tatsuta Electric Wire and Cable Co Ltd	119
144,561		Tenaris S.A. (ADR)	6,635
143,077	e	Texas Industries, Inc	10,807
813,426		ThyssenKrupp AG.	40,248
469,378	e*	Titanium Metals Corp	16,841
24,008	e	Toho Titanium Co Ltd	1,176
688,500	e	Tokyo Steel Manufacturing Co Ltd	10,143
201,912		Tredegar Corp	4,602
698,627		United States Steel Corp	69,283
59,634		Usinas Siderurgicas de Minas Gerais S.A.	2,888
261,560	e	Vallourec	66,939

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
87,019		Viohalco S.A.	$1,341
392,393		Voestalpine AG.	28,463
3,128,150		Walsin Lihwa Corp	1,602
71,310	e*	Wheeling-Pittsburgh Corp	1,689
434,244	e	Worthington Industries, Inc	8,937
5,900		Yamato Kogyo Co Ltd	185
		TOTAL PRIMARY METAL INDUSTRIES	1,613,817

PRINTING AND PUBLISHING - 0.60%
309,111	*	ACCO Brands Corp	7,446
20,317		Agora S.A.	332
2,082	v	Agora S.A. (GDR)	40
7,203		Alma Media	89
395,299	e	American Greetings Corp (Class A)	9,175
1,043,306	e	APN News & Media Ltd	4,964
41,812		Arnoldo Mondadori Editore S.p.A.	437
538,364		Belo (A.H.) Corp (Class A)	10,051
10,930		Bloomsbury Publishing plc	43
197,649		Bowne & Co, Inc	3,109
9,028		Cermaq ASA	169
114,210	*	Consolidated Graphics, Inc	8,457
57,023		Courier Corp	2,228
35,671		CSS Industries, Inc	1,337
535,247	e	Dai Nippon Printing Co Ltd	8,421
1,681,649		Daily Mail & General Trust	26,871
1,490,175		De La Rue plc	20,967
93,401	*	Dogan Yayin Holding	342
259,557	e	Dow Jones & Co, Inc	8,947
454,977		Dun & Bradstreet Corp	41,494
71,026		Emap plc	1,057
61,439	e	Eniro AB	777
145,012		Ennis, Inc	3,881
403,168		EW Scripps Co (Class A)	18,014
7,633,000		Fung Choi Media Group Ltd	3,170
1,642,146		Gannett Co, Inc	92,436
45,800	e	GateHouse Media, Inc	930
240,338		Harte-Hanks, Inc	6,631
5,334	*	Ihlas Holding	2
172,558		Independent News & Media plc	784
1,258,875	e	John Fairfax Holdings Ltd	5,072
246,910		John H Harland Co	12,649
295,952		John Wiley & Sons, Inc (Class A)	11,175
249,116		Journal Communications, Inc (Class A)	3,266
336,079	e	Journal Register Co	2,003
282,989		Lee Enterprises, Inc	8,504
142,013	e	Martha Stewart Living Omnimedia, Inc (Class A)	2,416
247,147	e	McClatchy Co (Class A)	7,812
2,660,708		McGraw-Hill Cos, Inc	167,305
129,656		Media General, Inc (Class A)	4,948
207,094		Meredith Corp	11,885
165	*	Metro International S.A. (A Shares)	-	^
331	*	Metro International S.A. (B Shares)	-	^
529,528	e	New York Times Co (Class A)	12,449

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
40,003		PagesJaunes Groupe S.A.	$873
417,396		Pearson plc	7,162
114,205	e*	Playboy Enterprises, Inc (Class B)	1,175
35,263	*	PMP Ltd	51
169,745	e*	Presstek, Inc	1,027
1,031,392	*	Primedia, Inc	2,744
75,590	e*	Private Media Group Ltd	186
275,900		PRONEXUS, Inc	2,739
117,056	*	Quebecor World, Inc	1,474
373,101		R.H. Donnelley Corp	26,449
1,231,654		R.R. Donnelley & Sons Co	45,066
1,227,125		Reed Elsevier NV	21,704
2,598,499		Reed Elsevier plc	31,064
76,910	e	Schawk, Inc	1,393
17,154		Schibsted ASA	756
263,650	*	Scholastic Corp	8,200
48,000		SCMP Group Ltd	17
2,167,947		Singapore Press Holdings Ltd	6,287
25,807		St Ives Group plc	159
101,557		Standard Register Co	1,285
6,600		Star Publications Malaysia BHD	6
365,140	e*	Sun-Times Media Group, Inc (Class A)	1,811
1,291	e	Teleperformance	56
387,518		Thomson Corp	16,048
1,593,811	e	Toppan Printing Co Ltd	16,636
872,622		Tribune Co	28,020
104,175		Trinity Mirror plc	1,091
89,745		United Business Media plc	1,401
279,398	*	Valassis Communications, Inc	4,803
23,864		Washington Post Co (Class B)	18,220
2,731		West Australian Newspapers Holdings Ltd	35
98,727		Wolters Kluwer NV	2,962
269,871		Yell Group plc	3,176
768,516		Yellow Pages Income Fund	9,066
		TOTAL PRINTING AND PUBLISHING	795,227

RAILROAD TRANSPORTATION - 0.60%
2,178,688		Burlington Northern Santa Fe Corp	175,232
977,760	e*	Canadian National Railway Co	43,125
376,717		Canadian Pacific Railway Ltd	21,193
1,726		Central Japan Railway Co	19,627
3,110,007		CSX Corp	124,556
9,224		East Japan Railway Co	71,857
344,267		Firstgroup plc	4,502
201,641		Florida East Coast Industries	12,641
205,707	*	Genesee & Wyoming, Inc (Class A)	5,474
328,000		Guangshen Railway Co Ltd	208
1,700	e	Guangshen Railway Co Ltd (ADR)	54
411,851	e*	Kansas City Southern Industries, Inc	14,654
2,084,190		Norfolk Southern Corp	105,460
540,000	e	Odakyu Electric Railway Co Ltd	3,945
1,843,921		Union Pacific Corp	187,250
2,713	e	West Japan Railway Co	12,524
		TOTAL RAILROAD TRANSPORTATION	802,302

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
REAL ESTATE - 0.74%
17,923		Aedes S.p.A.	$159
241,200	e	Aeon Mall Co Ltd	7,082
17,612		Africa Israel Investments Ltd	1,844
720,000		Agile Property Holdings Ltd	710
11,849,500		Allgreen Properties Ltd	13,668
292		Ardepro Co Ltd	105
713,449		Ascendas Real Estate Investment Trust	1,124
65,445		Ayala Corp	760
9,874,703		Ayala Land, Inc	3,377
820		Babis Vovos International Construction S.A.	31
228,491		Bovis Homes Group plc	5,180
431,451		British Land Co plc	12,973
204,323		Brixton plc	2,045
213,611		Brookfield Properties Co	8,687
98,200	e*	Brookfield Properties Corp	3,957
2,360	*	CA Immobilien Anlagen AG.	79
51,610	e	California Coastal Communities, Inc	1,047
7,096		Capital & Regional plc	215
3,333,587		CapitaLand Ltd	17,578
130,408	e	Castellum AB	1,886
174,000	*	Cathay Real Estate Development Co Ltd	102
1,408,501	*	CB Richard Ellis Group, Inc (Class A)	48,143
24,500	v	Central Pattana PCL	17
1,283,997		Centro Properties Group	9,049
51,579	m	Centro Retail Group	70
9,484,731		Champion Real Estate Investment Trust	5,390
4,322,103		Cheuk Nang Holdings Ltd	3,485
1,794,607		Cheung Kong Holdings Ltd	22,715
1,886,000		China Overseas Land & Investment Ltd	2,370
514,000		China Resources Land Ltd	620
1,446,195		City Developments Ltd	13,917
5,124	e	Cofinimmo	1,067
33,403	e	Consolidated-Tomoka Land Co	2,520
34,132		Corio NV	3,101
13,915		Countrywide plc	163
32		Creed Corp	104
4,106		Crest Nicholson	50
69,821		Cyrela Brazil Realty S.A.	648
6,122,986		DB RREEF Trust	8,546
184,727	*	Desarrolladora Homex S.A. de C.V.	1,789
2,966	*	Douja Promotion Groupe Addoha S.A.	1,032
134,200	*	E&O Property Development BHD	111
67,791	v*	Fabege AB	52
8,959,816		Far East Consortium	3,773
357,267		Forest City Enterprises, Inc (Class A)	23,644
42,996		Gafisa S.A.	543
64,666	e	Gecina S.A.	12,025
55,437	*	Globe Trade Centre S.A.	986
610		Goldcrest Co Ltd	34
442,736		Guangzhou R&F Properties Co Ltd	986

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
239,787		Hammerson plc	$8,177
1,690,815		Hang Lung Properties Ltd	4,728
1,035,026		Henderson Land Development Co Ltd	6,047
1,226,000		Hopewell Holdings	4,770
523,274		Hopson Development Holdings Ltd	1,314
66,740	e*	Housevalues, Inc	338
2,816,754		Hysan Development Co Ltd	7,661
4,284,100		IGB Corp BHD	3,110
355,122	e*	IMMOFINANZ Immobilien Anlagen AG.	5,693
1,182,123		Investa Property Group	2,324
106,200		IOI Properties BHD	338
21,800	e*	IRSA Inversiones y Representaciones S.A. (GDR)	417
68,533		IVG Immobilien AG.	3,282
500		Japan General Estate Co Ltd	13
355,051		Jones Lang LaSalle, Inc	37,025
1,961,761		Kerry Properties Ltd	10,081
17,025		Klepierre	3,294
33,140	e	Klovern AB	155
2,142,130		Kowloon Development Co Ltd	4,112
1,336,407	e	Kungsleden AB	24,019
710,700		Land and Houses PCL	150
5,914,009		Land and Houses PCL	1,123
78,100		Land and Houses PCL	15
226,100		Leopalace21 Corp	7,483
420,290		Liberty International plc	10,313
3,173	e*	LoopNet, Inc	54
1,365,336	e	Macquarie Goodman Group	7,722
5,820,300	*	Malaysian Resources Corp BHD	3,771
1,807		McInerney Holdings plc	38
397		Medinet Nasr Housing	10
97,333,500	*	Megaworld Corp	6,758
21,045	*	Meruelo Maddux Properties, Inc	184
125,169		MI Developments, Inc (Class A)	4,679
801,605		Mirvac Group	3,399
1,452,160	e	Mitsubishi Estate Co Ltd	47,691
1,119,915		Mitsui Fudosan Co Ltd	32,883
151,508	*	Musashino Kogyo Co Ltd	375
7,567,066		New World China Land Ltd	4,561
7,991,551		New World Development Ltd	18,124
371		Nordicom A/S	47
277,251		ORIX Corp	72,230
24,849	e	Orleans Homebuilders, Inc	220
80		Pacific Management Corp	175
589,380	*	Parsvnath Developers Ltd	3,512
10,246	e	Risa Partners, Inc	30,258
5,390,000		Robinsons Land Corp	2,178
9,370		Shaftesbury plc	140
67,008,000		Shanghai Real Estate Ltd	16,723
3,062,000		Shenzhen Investment Ltd	1,564
300,000	e	Shoei Co Ltd	8,630
20,878,500	*	Shui On Land Ltd	17,288
2,796,000		Shun TAK Holdings Ltd	3,714
329,510		Singapore Land Ltd	2,302

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,160,928		Sino Land Co	$2,499
381,609		Slough Estates plc	5,887
882		Societe de la Tour Eiffel	165
2,375,800		SP Setia BHD	5,291
11,232,956	*	SPG Land Holdings Ltd	7,375
344,285	e	St. Joe Co	18,010
660,866		Stewart Enterprises, Inc (Class A)	5,327
28,798	*	Stockland	190
2,031,283		Stockland Trust Group	13,395
1,331,920		Sumitomo Realty & Development Co Ltd	50,523
1,600		Sun Frontier Fudousan Co Ltd	4,087
1,448,101		Sun Hung Kai Properties Ltd	16,754
270,000		Suruga Corp	6,553
200,782	e	TOC Co Ltd	1,334
240,000		Tokyo Tatemono Co Ltd	3,621
2,168,877		Tokyu Land Corp	24,718
900		Tokyu Livable, Inc	68
38,950	e	Unibail	11,805
1,714		Unite Group plc	18
17,894,671	*	Unitech Corporate Parks plc	32,133
1,865,956		United Industrial Corp Ltd	3,567
2,504,216	e	Urban Corp	36,785
19,325	*	Urbas Proyectos Urbanisticos S.A.	75
16,956	e	Wereldhave NV	2,610
1,938,323	e	Westfield Group	32,260
48,110		Wihlborgs Fastigheter AB	1,033
2,722,490		Wing Tai Holdings Ltd	5,706
		TOTAL REAL ESTATE	976,560

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.20%
42,530	*	AEP Industries, Inc	1,829
728,454		Ansell Ltd	6,837
841,299		Bridgestone Corp	16,813
741,260		Cheng Shin Rubber Industry Co Ltd	692
164,611		Continental AG.	21,277
378,425		Cooper Tire & Rubber Co	6,921
100,149	e*	Deckers Outdoor Corp	7,113
165,000		Denki Kagaku Kogyo KK	773
1,531,460		Formosa Chemicals & Fibre Corp	2,939
828,569	e*	Goodyear Tire & Rubber Co	25,843
44,980		Hankook Tire Co Ltd	746
9,500	*	Metabolix, Inc	158
300,526	e	Michelin (C.G.D.E.) (Class B)	33,188
3,089,000	e	Mitsui Chemicals, Inc	27,000
1,227,953		Newell Rubbermaid, Inc	38,177
46,600	e	Nifco, Inc	1,206
66,822		Nokian Renkaat Oyj	1,830
1,127,096		Pirelli & C S.p.A.	1,245
3,265,081		PT Gajah Tunggal Tbk	182
83,776	e	PW Eagle, Inc	2,768
166,862		Schulman (A.), Inc	3,931
741,732		Sealed Air Corp	23,439
64,117	*	Skechers U.S.A., Inc (Class A)	2,152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
236,997		Spartech Corp	$6,954
1,224,000	e	Sumitomo Bakelite Co Ltd	8,850
121,526		Titan International, Inc	3,078
70,004	e*	Trex Co, Inc	1,507
503,254		Tupperware Corp	12,546
19,686		Uponor Oyj	696
3,705		Viscofan S.A.	84
185,226		West Pharmaceutical Services, Inc	8,600
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	269,374

SECURITY AND COMMODITY BROKERS - 2.52%
311,992		A.G. Edwards, Inc	21,584
144,517		AllianceBernstein Holding LP	12,790
1,493,081		Ameriprise Financial, Inc	85,315
262,665		Australian Stock Exchange Ltd	9,351
871,036	e	Babcock & Brown Ltd	19,360
90,713		Banca Finnat Euramerica S.p.A.	122
47,950		Bank Pekao S.A.	4,265
2,093		Bank Pekao S.A. (GDR)	185
1,359,196		Bear Stearns Cos, Inc	204,355
24,854	e*	BKF Capital Group, Inc	81
85,710	e	BlackRock, Inc	13,397
207,540	e	Calamos Asset Management, Inc (Class A)	4,632
286,846	e*	Cbot Holdings, Inc (Class A)	52,063
5,763,399		Charles Schwab Corp	105,413
171,544		Chicago Mercantile Exchange Holdings, Inc	91,340
296,000	*	China Everbright Ltd	303
74,607	e	Cohen & Steers, Inc	3,214
79,310	*	Daewoo Securities Co Ltd	1,420
6,490	*	Daishin Securities Co Ltd	151
2,784,650		Daiwa Securities Group, Inc	33,627
83,940		Deutsche Boerse AG.	19,230
2,072,583	*	E*Trade Financial Corp	43,980
1,279	e	E*Trade Securities Co Ltd	1,628
549,988		Eaton Vance Corp	19,602
76,421	e	Euronext NV	9,132
806,778		Federated Investors, Inc (Class B)	29,625
20		Fintech Global, Inc	17
699	e	Fortress Investment Group LLC (Class A)	20
1,188,561		Franklin Resources, Inc	143,614
39,065	e	GAMCO Investors, Inc (Class A)	1,693
427,865	e*	GFI Group, Inc	29,082
2,079,255		Goldman Sachs Group, Inc	429,636
99,938	e	Greenhill & Co, Inc	6,135
109,150		Hana Financial Group, Inc	5,650
37,493		Hellenic Exchanges S.A.	860
1,940,970		Hong Kong Exchanges and Clearing Ltd	18,917
175,150	*	Hyundai Securities Co	2,392
181,337		Indiabulls Financial Services Ltd	1,742
174,652	*	Indiabulls Real Estate Ltd	1,200
360,405	*	IntercontinentalExchange, Inc	44,045
252,313	e	International Securities Exchange, Inc	12,313
333,894	*	Investment Technology Group, Inc	13,089

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
996,870		Janus Capital Group, Inc	$20,845
476,005		Jefferies Group, Inc	13,780
14,500	*	KBW, Inc	504
675,319	*	Knight Capital Group, Inc (Class A)	10,697
26,810		Korea Investment Holdings Co Ltd	1,411
346,267	e*	LaBranche & Co, Inc	2,826
343,946		Lazard Ltd (Class A)	17,259
13,297,879		Legal & General Group plc	41,607
620,586		Legg Mason, Inc	58,465
2,676,638		Lehman Brothers Holdings, Inc	187,552
150,479		London Stock Exchange Group plc	3,707
621,047	e	Macquarie Bank Ltd	41,581
203,818	e*	MarketAxess Holdings, Inc	3,412
100,000	e*	Matsui Securities Co Ltd	877
5,639,245		Merrill Lynch & Co, Inc	460,557
16,857		MFS Ltd	72
9,217	*	Mirae Asset Securities Co Ltd	581
227,249	*	Mitsubishi Securities Co	2,596
7,020,721		Morgan Stanley	552,952
80,731	e*	Morningstar, Inc	4,169
412,342	e*	Nasdaq Stock Market, Inc	12,127
710,400	e	Nikko Cordial Corp	10,146
3,004,284		Nomura Holdings, Inc	62,589
10,910		Nordnet AB (B Shares)	37
3,349		Numis Corp plc	20
348,812	e	Nuveen Investments, Inc (Class A)	16,499
29,600	*	Nymex Holdings, Inc	4,018
689,571	e*	NYSE Group, Inc	64,647
60,570	e	OMX AB	1,260
132,830	e	optionsXpress Holdings, Inc	3,127
1,131		Osaka Securities Exchange Co Ltd	6,517
2,668,700		OSK Holdings BHD	2,177
4,237	*	Panmure Gordon & Co plc	13
43,286	*	Penson Worldwide, Inc	1,307
517,000	m,v*	Peregrine Investment Holdings	-	^
117,472	*	Piper Jaffray Cos	7,276
365,748		Raymond James Financial, Inc	10,885
25,591	*	Samsung Securities Co Ltd	1,393
79,991		Sanders Morris Harris Group, Inc	852
36,517	e	SBI Holdings, Inc	13,852
86,987		Schroders plc	2,171
515,354	e	SEI Investments Co	31,040
975,000	*	Shinko Securities Co Ltd	4,940
2,442,373		Singapore Exchange Ltd	10,544
51,920	e*	Stifel Financial Corp	2,300
92		Swissquote Group Holding S.A.	36
176,428		SWS Group, Inc	4,377
1,423,556		T Rowe Price Group, Inc	67,178
3,789,930	*	TD Ameritrade Holding Corp	56,394
454,000	*	Techpacific Capital Ltd	20
39,773	e*	Thomas Weisel Partners Group, Inc	756
44,781		Tong Yang Investment Bank	485
114,115	*	Tower Ltd	183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
92,647		TSX Group, Inc	$3,952
2,145,565		UOB-Kay Hian Holdings Ltd	2,178
3,493,300	*	Utama Banking Group BHD	2,506
8,746		Value Line, Inc	418
752,383		Waddell & Reed Financial, Inc (Class A)	17,546
42,560	*	Woori Investment & Securities Co Ltd	893
		TOTAL SECURITY AND COMMODITY BROKERS	3,348,679

SOCIAL SERVICES - 0.01%
152,499	*	Bright Horizons Family Solutions, Inc	5,757
124,705	e*	Capital Senior Living Corp	1,448
67,665	e*	Providence Service Corp	1,605
121,645	*	Res-Care, Inc	2,129
143,396		Vedior NV	3,183
		TOTAL SOCIAL SERVICES	14,122

SPECIAL TRADE CONTRACTORS - 0.05%
21,270	e	Alico, Inc	1,219
10,118		Asian Paints Ltd	177
297,892	*	Carso Infraestructura y Construccion S.A. de C.V.	274
150,680		Chemed Corp	7,377
224,136		Comfort Systems USA, Inc	2,685
919,000		COMSYS Holdings Corp	9,865
12,000		Daimei Telecom Engineering Corp	142
294,117	*	Dycom Industries, Inc	7,665
223,330	*	EMCOR Group, Inc	13,172
164,689	e*	Insituform Technologies, Inc (Class A)	3,424
108,723	e*	Integrated Electrical Services, Inc	2,689
26,445		KCI Konecranes Oyj	887
113,000		Kinden Corp	1,014
24,317		Kone Oyj (Class B)	1,389
6,000		Kyowa Exeo Corp	66
62,179	e*	Layne Christensen Co	2,265
596,936	e*	Quanta Services, Inc	15,055
		TOTAL SPECIAL TRADE CONTRACTORS	69,365

STONE, CLAY, AND GLASS PRODUCTS - 0.39%
963		Adana Cimento (Class A)	6
907		Akcansa Cimento A.S.	6
163,894		Apogee Enterprises, Inc	3,284
806,000	e	Asahi Glass Co Ltd	11,347
1,362,760		Asia Cement Corp	1,318
102,408		Associated Cement Co Ltd	1,732
151,039	e*	Cabot Microelectronics Corp	5,061
115,585	e	CARBO Ceramics, Inc	5,380
4,312,224	*	Cemex S.A. de C.V.	14,158
8,328	*	Cemex S.A. de C.V. (ADR)	273
176,000		Central Glass Co Ltd	1,190
78,586	e	Cimpor Cimentos de Portugal S.A.	659
471,207	e	Compagnie de Saint-Gobain	46,058
103,262	v	Consol Ltd	276
67,963		Cookson Group plc	831
190,360		CRH plc	8,137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,768,728		CSR Ltd	$4,880
1,730		Dyckerhoff AG.	101
327,762		Eagle Materials, Inc	14,628
29,360		Epcos AG.	513
12,880		FLSmidth & Co A/S	873
18,467,959	*	Galaxy Entertainment Group Ltd	18,081
657,328		Gentex Corp	10,682
8,403,400		Goldsun Development & Construction Co Ltd	4,368
15,048		Grasim Industries Ltd	725
402,278		Grupo Carso S.A. de C.V. (Series A1)	1,482
1,294,129		Gujarat Ambuja Cements Ltd	3,177
248,583		Hanson plc	3,999
1,281,262	e	Holcim Ltd	128,321
117		Holcim Maroc S.A.	41
4,577,000		Holcim Philippines, Inc	844
1,667,500		Indocement Tunggal Prakarsa Tbk PT	932
23,958		Italcementi S.p.A.	718
378,889	e	James Hardie Industries NV	2,563
12,000		Krosaki Harima Corp	61
61		Lafarge Ciments	41
68,100		Lafarge Malayan Cement BHD	34
213,346	e	Lafarge S.A.	33,541
1,200	e	Libbey, Inc	17
7,253		Marshalls plc	49
1,434,500	e	NGK Insulators Ltd	29,581
3,043,000	e	Nippon Sheet Glass Co Ltd	15,959
669,309	*	Owens-Illinois, Inc	17,248
13,193	m,v*	Paragon Trade Brands, Inc	-	^
18,415		Pretoria Portland Cement Co Ltd	1,198
8,884	*	RHI AG.	439
1,772,931		Rinker Group Ltd	25,892
793,500		Semen Gresik Persero Tbk PT	3,461
113,200		Siam Cement PCL	776
11,100		Siam Cement PCL	75
16,400		Siam City Cement PCL	126
2,000		Siam City Cement PCL	15
6,979,000	e	Sumitomo Osaka Cement Co Ltd	20,965
2,635,678		Taiheiyo Cement Corp	11,653
1,346,034		Taiwan Cement Corp	1,135
334,600		Taiwan Glass Industrial Corp	276
237,000	e	Toto Ltd	2,375
1,892		Trakya Cam Sanayi A.S.	6
103,521		Turk Sise ve Cam Fabrikalari A.S.	394
1,079,600		UBE Industries Ltd	3,426
1,793		Ultra Tech Cement Ltd	32
192,750	e*	US Concrete, Inc	1,507
815,144	e*	USG Corp	38,051
154,085		Wienerberger AG.	9,623
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	514,600

TEXTILE MILL PRODUCTS - 0.02%
223,019		Alfa S.A. de C.V. (Class A)	1,634
61,910		Cheil Industries, Inc	2,484

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,105,072		Far Eastern Textile Co Ltd	$952
60,004		Fiberweb plc	251
41,220		Formosa Taffeta Co Ltd	36
13,000	*	Fujibo Holdings, Inc	25
28,100	*	Heelys, Inc	824
5,600		Hyosung Corp	189
18,000		Kurabo Industries Ltd	50
240,502		Oxford Industries, Inc	11,890
406,530	e	Seiren Co Ltd	4,312
4,528		Ten Cate NV	174
462,000		Texwinca Holdings Ltd	312
1,163,500		Weiqiao Textile Co	1,683
89,594		Xerium Technologies, Inc	718
		TOTAL TEXTILE MILL PRODUCTS	25,534

TOBACCO PRODUCTS - 1.33%
91,182		Altadis S.A.	5,855
16,119,047		Altria Group, Inc	1,415,414
174,100		British American Tobacco Malaysia BHD	2,316
2,923,049		British American Tobacco plc	91,401
2,803		Eastern Tobacco	197
1,160,685		Imperial Tobacco Group plc	51,962
975,370		ITC Ltd	3,392
10,922		Japan Tobacco, Inc	53,665
462,699		Loews Corp (Carolina Group)	34,985
375		Philip Morris CR	172
725,922	e	Reynolds American, Inc	45,305
196,966		Souza Cruz S.A.	3,967
611,109	e	Swedish Match AB	10,918
155,913		Universal Corp	9,565
674,017	e	UST, Inc	39,079
229,933	e	Vector Group Ltd	4,302
		TOTAL TOBACCO PRODUCTS	1,772,495

TRANSPORTATION BY AIR - 0.58%
331,414	*	ABX Air, Inc	2,270
271,621	*	ACE Aviation Holdings, Inc (Class A)	7,166
1,018,000		Air China Ltd	705
676,431		Air France-KLM	30,858
59,896	*	Air Methods Corp	1,439
654,700	*	AirAsia BHD	335
14,400		Airports of Thailand PCL	24
524,186	e*	Airtran Holdings, Inc	5,383
226,590	*	Alaska Air Group, Inc	8,633
558,000		All Nippon Airways Co Ltd	2,192
2,188,590	e*	AMR Corp	66,643
111,076		Asiana Airlines	760
144,538	e*	Atlas Air Worldwide Holdings, Inc	7,622
755,789		Auckland International Airport Ltd	1,301
325,694		BBA Aviation plc	1,801
390,000		Beijing Capital International Airport Co Ltd	387
143,141	e*	Bristow Group, Inc	5,217
1,964,219	*	British Airways plc	18,785

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,575,594		Cathay Pacific Airways Ltd	$9,097
62,839		China Airlines	28
1,000	*	China Eastern Airlines Corp Ltd (ADR)	30
62,000	*	China Eastern Airlines Corp Ltd (H Shares)	19
62,000	*	China Southern Airlines Co Ltd	28
1,400	e*	China Southern Airlines Co Ltd (ADR)	32
939,774	*	Continental Airlines, Inc (Class B)	34,198
1,011,498		Deutsche Lufthansa AG.	27,470
182,965	*	EGL, Inc	7,251
65,000		Eva Airways Corp	26
581,713	e*	ExpressJet Holdings, Inc	3,397
1,777,444		FedEx Corp	190,951
8,574		Flughafen Wien AG.	840
587		Flughafen Zuerich AG.	227
191,464	b,m*	FLYi, Inc	-	^
1,131,785	e	Fraport AG. Frankfurt Airport Services Worldwide	82,670
210,994	e*	Frontier Airlines Holdings, Inc	1,268
21,572		Gol Linhas Aereas Inteligentes S.A.	658
7,400	e	Gol Linhas Aereas Inteligentes S.A. (ADR)	225
223,746		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	967
4,800		Grupo Aeroportuario del Sureste S.A. de C.V. (ADR)	227
232,294		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,099
5,200		Hong Kong Aircraft Engineering	79
382,841		Iberia Lineas Aereas de Espana	2,041
1,268,000	*	Japan Airlines Corp	2,636
57,667		Jazz Air Income Fund	409
11,242		Jet Airways India Ltd	164
1,881,672	e*	JetBlue Airways Corp	21,658
14,332		Korean Air Lines Co Ltd	560
216,806		Lan Airlines S.A.	2,973
3,700	e	Lan Airlines S.A. (ADR)	255
1,056,471		Macquarie Airports	3,411
13,600	*	Malaysian Airline System BHD	23
202,052	e*	Mesa Air Group, Inc	1,522
79,042	*	PHI, Inc	2,139
2,789,516		Qantas Airways Ltd	11,849
227,303	*	Republic Airways Holdings, Inc	5,219
298,471	*	Ryanair Holdings plc	2,325
4,984	e*	Ryanair Holdings plc (ADR)	223
2,372,343		SABMiller plc	52,053
55,270	e*	SAS AB	1,015
970,064		Singapore Airlines Ltd	10,614
677,282		Skywest, Inc	18,172
3,871,583		Southwest Airlines Co	56,912
96	m,v*	Swissair Group	-	^
75,576		Tam S.A.	2,006
18,700		Thai Airways International PCL	23
7,300		Transmile Group BHD	28
460,000		Travelsky Technology Ltd	810
49,806	*	Turk Hava Yollari	251
964,942	e*	UAL Corp	36,832
380,869	*	US Airways Group, Inc	17,322
		TOTAL TRANSPORTATION BY AIR	775,753

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
TRANSPORTATION EQUIPMENT - 3.26%
153,105		A.O. Smith Corp	$5,852
4,462,700		AAPICO Hitech PCL	1,721
214,175	*	AAR Corp	5,903
135,441	*	Accuride Corp	1,977
144,466	*	Aftermarket Technology Corp	3,508
10,250		Aker Yards AS	177
309,642	e	American Axle & Manufacturing Holdings, Inc	8,469
51,898		American Railcar Industries, Inc	1,547
83,779	e	Arctic Cat, Inc	1,633
431,079	e	ArvinMeritor, Inc	7,867
564,337		Ashok Leyland Ltd	499
1,904,115		Austal Ltd	4,853
813,440		Autoliv, Inc	46,456
39,024		Bajaj Auto Ltd	2,180
838		Bajaj Auto Ltd (GDR)	47
441,855	*	BE Aerospace, Inc	14,007
6,156,606		Boeing Co	547,384
2,076,282	*	Bombardier, Inc (Class B)	8,381
680,000	*	Brilliance China Automotive Holdings Ltd	166
3,300	e*	Brilliance China Automotive Holdings Ltd (ADR)	82
553,443		Brunswick Corp	17,627
952,058	e	Calsonic Kansei Corp	4,581
212,270		China Motor Corp	187
313,614	e	Clarcor, Inc	9,973
1,100		Coachmen Industries, Inc	12
1,023,947		Cobham plc	4,231
86,010	e*	Comtech Group, Inc	1,503
2,341,740		Cosco Corp Singapore Ltd	4,430
51,270		Daewoo Shipbuilding & Marine Engineering Co Ltd	1,883
1,229,170	e	DaimlerChrysler AG.	100,818
17,259		DaimlerChrysler AG.	1,412
7,900	b,e*	Dana Corp	7
57	e*	Delphi Corp	-	^
1,636,287		Denso Corp	60,819
7,420		D'ieteren S.A.	3,073
6,449	*	Dorman Products, Inc	75
1,190		Elbit Systems Ltd	42
239,040		Empresa Brasileira de Aeronautica S.A.	2,725
54,661		Empresa Brasileira de Aeronautica S.A. (ADR)	2,507
352,336	e	European Aeronautic Defence and Space Co	10,929
374,324		Federal Signal Corp	5,810
8,100,241	e	Fiat S.p.A.	204,186
356,357	e*	Fleetwood Enterprises, Inc	2,819
13,112,654	e*	Ford Motor Co	103,459
29,560		Ford Otomotiv Sanayi A.S.	259
132,602	e	Freightcar America, Inc	6,387
63,855	*	Fuel Systems Solutions, Inc	1,183
362,745	e*	GenCorp, Inc	5,020
2,285,042		General Dynamics Corp	174,577
2,319,569	e	General Motors Corp	71,072
58,626	e*	GenTek, Inc	1,997

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
732,246		Genuine Parts Co	$35,880
365		Georg Fischer AG.	264
1,200,245		GKN plc	9,011
1,276,910		Goodpack Ltd	1,271
537,217		Goodrich Corp	27,656
77,542	e	Greenbrier Cos, Inc	2,070
249,762		Group 1 Automotive, Inc	9,933
1,674,000	e	Hankyu Hanshin Holdings, Inc	10,129
1,317,806		Harley-Davidson, Inc	77,421
368,222		Harsco Corp	16,518
120,258	e	Heico Corp	4,388
39,692		Hero Honda Motors Ltd	629
202,923		Hino Motors Ltd	1,081
2,754,303		Honda Motor Co Ltd	96,064
626,421		Hongkong Land Holdings Ltd	2,919
29,737		Hyundai Heavy Industries	5,942
8,419		Hyundai Mipo Dockyard	1,553
32,882		Hyundai Mobis	2,824
18,290		Hyundai Motor Co	717
85,777		Hyundai Motor Co	6,027
7,875		Hyundai Motor Co (GDR)	148
39,988		IMMSI S.p.A.	129
926,000		Isuzu Motors Ltd	4,644
2,174,278		ITT Industries, Inc	131,152
218,022		Japan Tecseed Co Ltd	1,269
61,000		Jaya Holdings Ltd	58
1,176,500		Johnson Electric Holdings Ltd	781
154,984		JTEKT Corp	2,716
105,520	e*	K&F Industries Holdings, Inc	2,842
135,052		Kaman Corp	3,148
1,828,185	e	Kawasaki Heavy Industries Ltd	7,742
4,945,041		Keppel Corp Ltd	61,929
100,130	*	Kia Motors Corp	1,352
113,668	*	KOC Holding A.S.	514
42,461	e	Lagardere S.C.A.	3,269
3,519		Leoni AG.	145
2,476,409		Lockheed Martin Corp	240,261
235,959		Magna International, Inc (Class A)	17,704
208,619		Mahindra & Mahindra Ltd	3,746
75,865		MAN AG.	8,827
32,795		Maruti Udyog Ltd	619
366,529	*	Meggitt PLC	716
55,280	*	Miller Industries, Inc	1,206
198,149	e	Monaco Coach Corp	3,157
454,000	e	Nabtesco Corp	5,972
2,800	*	Navistar International Corp	128
57,000		NHK Spring Co Ltd	572
64,883	e	Noble International Ltd	1,089
1,797,142		Northrop Grumman Corp	133,384
215,317		Novatek Microelectronics Corp Ltd	930
1,290,000	e	NSK Ltd	12,304
518,522	*	Orbital Sciences Corp	9,717
317,869		Oshkosh Truck Corp	16,847

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,544,578		Paccar, Inc	$113,372
1,081,812	*	Pactiv Corp	36,500
70,609	e	Peugeot S.A.	4,976
224,066	e	Polaris Industries, Inc	10,751
4,167		Porsche AG.	6,366
24,000		Press Kogyo Co Ltd	119
128,600		Proton Holdings BHD	247
3,142,303		Raytheon Co	164,845
730,809	e	Renault S.A.	85,470
36,703		Rieter Holding AG.	18,289
3,514,984		Rolls-Royce Group plc	34,187
92,670		Samsung Heavy Industries Co Ltd	2,472
5,000		Sanden Corp	22
4,030,631		SembCorp Marine Ltd	9,352
36,934	e*	Sequa Corp (Class A)	4,424
58,978		Shimano, Inc	1,822
2,522,502		Siemens AG.	269,641
3,506,235		Singapore Technologies Engineering Ltd	7,673
498,686		Smiths Group plc	10,088
827,160	*	Spirit Aerosystems Holdings, Inc (Class A)	26,345
1,000		Standard Motor Products, Inc	17
131,781	e	Superior Industries International, Inc	2,745
245,900		Takata Corp	9,766
124,374		Tata Motors Ltd	2,084
273,149	*	Tenneco, Inc	6,954
563,560		Textron, Inc	50,608
30,307	e	Thales S.A.	1,759
176,745	e	Thor Industries, Inc	6,962
6,770		Tofas Turk Otomobil Fabrik	26
45,000	e	Tokai Rika Co Ltd	1,067
300,171		Tomkins plc	1,577
23,000		Toyoda Gosei Co Ltd	544
206,527		Toyota Industries Corp	9,779
5,173,908		Toyota Motor Corp	331,492
38,600	*	TransDigm Group, Inc	1,404
28,338		Trelleborg AB (B Shares)	737
339,793		Trinity Industries, Inc	14,244
92,807	e	Triumph Group, Inc	5,136
558,563	*	TRW Automotive Holdings Corp	19,449
6,256,313		United Technologies Corp	406,660
805,593	*	Visteon Corp	6,880
469,844	e	Volkswagen AG.	70,609
82,774		Volkswagen AG.	8,517
74,654		Volvo AB (A Shares)	6,425
513,056	e	Volvo AB (B Shares)	43,203
189,006	e	Wabash National Corp	2,914
34,000		Weichai Power Co Ltd	177
368,004		Westinghouse Air Brake Technologies Corp	12,692
193,097	e	Winnebago Industries, Inc	6,494
1,383,623		Yamaha Motor Co Ltd	38,747
215,405		Yulon Motor Co Ltd	242
		TOTAL TRANSPORTATION EQUIPMENT	4,334,497

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
TRANSPORTATION SERVICES - 0.25%
183,554		All America Latina Logistica S.A.	$2,225
107,157		Ambassadors Group, Inc	3,562
35,351	e	Ambassadors International, Inc	1,631
159,282		Arriva plc	2,332
1,003,937		CH Robinson Worldwide, Inc	47,938
2,391		Clarkson plc	46
1,042	e	Dfds A/S	140
75,702	e*	Dynamex, Inc	1,926
995,587		Expeditors International Washington, Inc	41,138
192,793		GATX Corp	9,216
921,272	*	Hertz Global Holdings, Inc	21,834
324,945	*	HUB Group, Inc (Class A)	9,420
440,000		Jiangsu Express	343
24,000		Kinki Nippon Tourist Co Ltd	77
1,100		Kintetsu World Express, Inc	39
954		Kuoni Reisen Holding	572
451,874	*	Lear Corp	16,498
1,960,608		MTR Corp	4,908
111,441		National Express Group plc	2,768
282,598		Pacer International, Inc	7,613
1,159,600		PLUS Expressways BHD	1,013
859,615		Sabre Holdings Corp (Class A)	28,152
105,000		Sinotrans Ltd	42
6,567,005		Stagecoach Group plc	23,261
240,265		Stolt-Nielsen S.A.	7,155
1,007,662		Sydney Roads Group	1,101
647,691		Toll Holdings Ltd	10,743
71,385	e*	TUI AG.	1,765
3,388,654		UTI Worldwide, Inc	83,293
542,000		Zhejiang Expressway Co Ltd	434
		TOTAL TRANSPORTATION SERVICES	331,185

TRUCKING AND WAREHOUSING - 0.54%
155,911	e	Arkansas Best Corp	5,543
2,513		Big Yellow Group plc	33
133,817	*	Celadon Group, Inc	2,235
119,293		Christian Salvesen plc	138
354,848		Con-way, Inc	17,686
300	*	Covenant Transport, Inc (Class A)	3
8,037,464		Deutsche Post AG.	243,296
256,568	e	DSV A/S	44,987
188,741		Forward Air Corp	6,206
1,041,519		Grindrod Ltd	2,441
394,336		Heartland Express, Inc	6,262
453,402		J.B. Hunt Transport Services, Inc	11,897
443,433	e	Kamigumi Co Ltd	3,816
433,564		Landstar System, Inc	19,875
84,600	*	Marten Transport Ltd	1,343
95,500		Mitsubishi Logistics Corp	1,625
3,502,453	e	Nippon Express Co Ltd	21,965
1,445		Norbert Dentressangle	135
166,993	*	Old Dominion Freight Line	4,811

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
34,739	*	P.A.M. Transportation Services, Inc	$716
7,420	e*	Patriot Transportation Holding, Inc	665
49,634	e*	Quality Distribution, Inc	429
87,765	*	Saia, Inc	2,084
27,000	e	Sankyu, Inc	145
862,394	e	Seino Holdings Corp	8,145
425,436	e*	SIRVA, Inc	1,519
267,494	*	Swift Transportation Co, Inc	8,335
1,153,685		TNT NV	52,907
51,654	*	U.S. Xpress Enterprises, Inc (Class A)	892
3,024,755		United Parcel Service, Inc (Class B)	212,035
32,886	e*	Universal Truckload Services, Inc	796
41,087	e*	USA Truck, Inc	638
299,033	e	Werner Enterprises, Inc	5,433
303,136	e	Yamato Transport Co Ltd	4,888
501,686	e*	YRC Worldwide, Inc	20,178
		TOTAL TRUCKING AND WAREHOUSING	714,102

WATER TRANSPORTATION - 0.15%
206,445		Alexander & Baldwin, Inc	10,413
352,074	e*	American Commercial Lines, Inc	11,073
983		AP Moller - Maersk A/S	10,257
360,000	e	Aries Maritime Transport Ltd	2,956
8,635,000		Berlian Laju Tanker Tbk PT	1,779
183,000		Carnival Corp	8,575
63,786		Carnival plc	3,074
1,046,000		China Shipping Container Lines Co Ltd	407
530,000		China Shipping Development Co Ltd	808
14,232		Compagnie Maritime Belge S.A.	945
13,761		Compania SudAmericana de Vapores S.A.	19
2,762,500		COSCO Holdings	2,712
251,204	e	D/S Torm A/S	17,407
9,000		Daiichi Chuo Kisen Kaisha	27
210,000		Danaos Corp	5,531
224,873		Euronav NV	7,567
670,222		Evergreen Marine Corp Tawain Ltd	427
1,035,000		Ezra Holdings Ltd	3,684
305,843	e	Frontline Ltd	10,868
800		Ganger Rolf A/S	31
97,231	*	Gulfmark Offshore, Inc	4,244
34,920		Hanjin Shipping Co Ltd	1,327
178,997		Horizon Lines, Inc (Class A)	5,875
150,498	e*	Hornbeck Offshore Services, Inc	4,312
4,205,000		International Container Term Services, Inc	2,397
601		Israel Corp Ltd	317
554,000	e	Kawasaki Kisen Kaisha Ltd	5,256
263,087	*	Kirby Corp	9,203
39,604		Kuehne & Nagel International AG.	3,258
473,600		Malaysia International Shipping Corp BHD	1,260
2,567,000		Mitsui OSK Lines Ltd	28,493
823,279		Neptune Orient Lines Ltd	1,758
1,442,000	e	Nippon Yusen Kabushiki Kaisha	11,564
29,000		Nissin Corp	105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
170,000		Omega Navigation Enterprises, Inc (Class A)	$2,657
438,642		Orient Overseas International Ltd	4,076
288,272		Overseas Shipholding Group, Inc	18,046
184,000		Pacific Basin Shipping Ltd	158
289,600		Precious Shipping PCL	185
29,826	e	Ship Finance International Ltd	819
380		Smit Internationale NV	24
3,000	*	TBS International Ltd (Class A)	36
208,000		U-Ming Marine Transport Corp	346
814,400		Wan Hai Lines Ltd	544
78,000		Yang Ming Marine Transport	54
		TOTAL WATER TRANSPORTATION	204,874

WHOLESALE TRADE-DURABLE GOODS - 0.57%
369,840		Adesa, Inc	10,219
33,967	e	AGFA-Gevaert NV	766
210,376		Agilysys, Inc	4,727
369,860		Applied Industrial Technologies, Inc	9,076
447,387	e	Argo Graphics, Inc	6,826
648,368	*	Arrow Electronics, Inc	24,476
103,444	e	Assa Abloy AB (Class B)	2,378
910,226		AU Optronics Corp (ADR)	13,016
23,196		Autobacs Seven Co Ltd	831
62,400		Banpu PCL	357
38,400		Banpu PCL	222
117,678		Barloworld Ltd	2,936
224,740	e	Barnes Group, Inc	5,171
250,162	e*	Beacon Roofing Supply, Inc	4,048
65,140	e	BlueLinx Holdings, Inc	684
486,465		Boral Ltd	3,243
234,904		BorgWarner, Inc	17,716
84,569		Buhrmann NV	1,139
393,577	e	Building Material Holding Corp	7,128
610,844		Bunzl plc	8,643
489,136		Canon Marketing Japan Inc	10,253
60,692		Castle (A.M.) & Co	1,782
2,404,000		China Communications Construction Co Ltd	2,898
771,000		Citic Pacific Ltd	2,852
3,700		Citic Pacific Ltd (ADR)	68
762,000	*	CMC Magnetics Corp	231
55,344	e	Compagnie Generale d'Optique Essilor International S.A.	6,358
130,916	e*	Conceptus, Inc	2,618
4,417		Crane Group Ltd	59
41,200		Creative Technology Ltd	265
703,629	*	Cytyc Corp	24,071
3,018,000		Denway Motors Ltd	1,317
135,816	*	Digi International, Inc	1,725
458,800		D-Link Corp	806
257,618		Dogus Otomotiv Servis ve Ticaret A.S.	1,175
1,366,000	*	Dongfeng Motor Group Co Ltd	745
108,770	*	Drew Industries, Inc	3,120
355,486		Electrocomponents plc	2,025
745,462		Energy Support Corp	1,518

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,862		Esprinet S.p.A.	$82
232,626		Finning International, Inc	10,732
331,323	e*	Genesis Microchip, Inc	3,078
182,338		Hagemeyer NV	867
1,300		Hakuto Co Ltd	20
13,100	e*	Hansen Medical, Inc	248
1,600		Hitachi Software Engineering Co Ltd	33
42,514	e*	Houston Wire & Cable Co	1,191
747,185		IKON Office Solutions, Inc	10,737
40,000	*	Imagi International Holdings Ltd	22
97,050		Imperial Holdings Ltd	2,027
2,689	e	Imperial Holdings Ltd (ADR)	56
4,759		IMS-Intl Metal Service	163
2,727,081		Inchcape plc	30,616
879,898	*	Ingram Micro, Inc (Class A)	16,991
303,843	*	Insight Enterprises, Inc	5,463
154,168	*	Interline Brands, Inc	3,379
87,925		JD Group Ltd	1,079
3,137,000		K Wah International Holdings Ltd	1,156
1,841		KCC Corp	557
88,378	*	Keystone Automotive Industries, Inc	2,978
845,032	*	Kingboard Laminates Holdings Ltd	814
38,453		Kingspan Group plc	1,020
1,429,101		Kloeckner & Co AG.	78,558
341,317	e	Knight Transportation, Inc	6,082
28,310		Lawson Products, Inc	1,072
105,188		Lewis Group Ltd	993
22,146		LG International Corp	505
258,767	e*	LKQ Corp	5,657
200,170		Martin Marietta Materials, Inc	27,063
1,730,213		Melco International Development	3,113
251,741	e*	Merge Technologies, Inc	1,226
21,886	*	MWI Veterinary Supply, Inc	722
3,590		Mytilineos Holdings S.A.	177
22,103	e*	Navarre Corp	83
187		NET One Systems Co Ltd	222
5,331,468	e	Nissan Motor Co Ltd	57,142
42,762		Orascom Construction Industries	2,147
4,226		Orascom Construction Industries (GDR)	429
243,156		Owens & Minor, Inc	8,931
636,905	*	Patterson Cos, Inc	22,604
337,072	e	PEP Boys-Manny Moe & Jack	6,435
880,647		Phoenix Precision Technology Corp	1,019
256,036	e	Pool Corp	9,166
532,736	*	PSS World Medical, Inc	11,262
2,825,203		PT Astra International Tbk	4,087
247,214	e	Rautaruukki Oyj	11,522
355,659		Reliance Steel & Aluminum Co	17,214
65,000	*	Renovo Group plc	223
162,462	e	Ryerson Tull, Inc	6,437
303,546	*	Securitas Direct AB (B Shares)	843
253,030		Securitas Systems AB (B Shares)	881
57,500	*	Sumitomo Coal Mining Co Ltd	65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,742,001	e	Sumitomo Corp	$49,330
9,000		Tamura Corp	41
32,776	e*	Tandberg Television ASA	572
5,236,315		Tat Hong Holdings Ltd	4,763
246,920	*	Tech Data Corp	8,842
18,216,975		Test-Rite International Co	10,212
21,169	m,v*	Timco Aviation Services, Inc (Expires 02/28/07)	-	^
89,100	*	TMK OAO (GDR)	2,994
144,000	g,m,v*	TMK OAO (GDR)	4,838
158,000		TPV Technology Ltd	101
290,412	e*	Tyler Technologies, Inc	3,688
635	*	UBISOFT Entertainment	31
2,400		Ulvac, Inc	73
3,735,600		UMW Holdings BHD	11,669
449,335		W.W. Grainger, Inc	34,707
419,549	*	WESCO International, Inc	26,339
597,906		Wesfarmers Ltd	18,262
83,744	e*	West Marine, Inc	1,525
228,723		Wolseley plc	5,361
19,000		Yamazen Corp	139
13,825		Zodiac S.A.	995
		TOTAL WHOLESALE TRADE-DURABLE GOODS	751,159

WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
600	b*	Advanced Marketing Services, Inc	-	^
420,984		Airgas, Inc	17,744
261,248	e*	Akorn, Inc	1,763
657,202	*	Alliance One International, Inc	6,066
268,855	e*	Allscripts Healthcare Solutions, Inc	7,208
77,090	e	Andersons, Inc	3,423
18,070		AVI Ltd	50
362,480	e	Axfood AB	14,327
28,503	*	Bare Escentuals, Inc	1,022
134,355		Bidvest Group Ltd	2,556
456,824	e	Billabong International Ltd	6,173
300	e*	BioScrip, Inc	1
263,193		Brown-Forman Corp (Class B)	17,255
1,819,229		Cardinal Health, Inc	132,713
40,846	e	Casino Guichard Perrachon S.A.	4,124
59,764		Celesio AG.	3,755
181,534	e*	Central European Distribution Corp	5,284
405,000		China Mengniu Dairy Co Ltd	1,158
628,000		China Resources Enterprise	2,098
338,564		Controladora Comercial Mexicana S.A. de C.V.	957
900	e,m,v	Controladora Comercial Mexicana S.A. de C.V. (GDR)	38
50,173	e*	Core-Mark Holding Co, Inc	1,790
1,330,373		Dean Foods Co	62,182
46,529		DS Smith plc	205
222,744		Empresas COPEC S.A.	2,955
749,458	*	Endo Pharmaceuticals Holdings, Inc	22,034
2,303,175		Esprit Holdings Ltd	27,016
11,180		Filtrona plc	59
4,085,627		Foster's Group Ltd	22,644

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
34,922		Fyffes plc	$53
1,814,958		Gazprom (ADR)	76,047
83,454	*	Gildan Activewear, Inc	4,915
23,815	e*	Green Mountain Coffee Roasters, Inc	1,502
180,253	*	Hain Celestial Group, Inc	5,420
526,458	*	Henry Schein, Inc	29,050
709,587		Idearc, Inc	24,907
71,000		Integrated Distribution Services Group Ltd	172
3,614,000		IRPC PCL	619
8,800		Itochu Enex Co Ltd	67
60,104		Kenneth Cole Productions, Inc (Class A)	1,543
231,482		K-Swiss, Inc (Class A)	6,255
68,838		KT&G Corp	4,500
16,703		LG Fashion Corp	406
2,613,120		Li & Fung Ltd	8,210
3,736,734		Marubeni Corp	22,705
90,480		Massmart Holdings Ltd	1,052
19,443	e*	Maui Land & Pineapple Co, Inc	703
279,479		Men's Wearhouse, Inc	13,149
56,477		Metro AG.	3,999
3,868,350		Mitsubishi Corp	89,782
296,229		Myers Industries, Inc	5,534
75,139	e	Nash Finch Co	2,589
942,777		Nike, Inc (Class B)	100,179
1,251,940	e	Nippon Oil Corp	10,157
332,653	e	Nu Skin Enterprises, Inc (Class A)	5,495
87,843	e*	Nuco2, Inc	2,215
12,191		Oriflame Cosmetics S.A.	470
100,911		Orkla ASA	7,114
51,200		Pakistan State Oil Co Ltd	299
351,500		Pelikan International Corp BHD	449
94,878	*	Perry Ellis International, Inc	3,035
3,362		Pescanova S.A.	138
279,300		Petronas Dagangan BHD	497
38,000		Prime Success International Group	41
334,397		Reliance Industries Ltd	10,542
2,740,193		Safeway, Inc	100,401
950		Samsung Fine Chemicals Co Ltd	28
796,800		San Miguel Corp (Class B)	1,181
48,900	e	San-A Co Ltd	1,677
162,644	*	School Specialty, Inc	5,873
18,300		Siam Makro PCL	43
6,152,000		Sinochem Hong Kong Holding Ltd	3,401
76,216	*	Smart & Final, Inc	1,659
22,675	e	Societe BIC S.A.	1,586
181,033	e*	Source Interlink Cos, Inc	1,215
31,031		Spar Group Ltd	213
123,412		Spartan Stores, Inc	3,307
279,784		Stride Rite Corp	4,306
240,080		Suzuken Co Ltd	8,516
3,054,045		Sysco Corp	103,318
595,097	e*	Terra Industries, Inc	10,414
855,000		Thai Union Frozen Products PCL	550

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
91,539		Tiger Brands Ltd			$2,233
157,980	e*	Tractor Supply Co			8,136
94,000		Tsingtao Brewery Co Ltd			158
1,276,000		Unilever Indonesia Tbk PT			797
2,213,528		Unilever NV			64,461
395,000		Unilever NV			11,542
1,143,000		Uni-President Enterprises Corp			1,095
246,984	e*	United Natural Foods, Inc			7,568
220,673	*	United Stationers, Inc			13,223
42,164	e	Valhi, Inc			557
75,335	*	Volcom, Inc			2,589
16,400		Wimm-Bill-Dann Foods OJSC (ADR)			1,310
26,000		Yamatane Corp			41
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			1,171,808

		TOTAL COMMON STOCKS			132,538,868
		(Cost $110,632,537)

WARRANTS - 0.00%**

COMMUNICATIONS - 0.00%**
87,239	*	Lucent Technologies, Inc (Expires 12/10/07)			8
		TOTAL COMMUNICATIONS			8

GENERAL BUILDING CONTRACTORS - 0.00%**
13,500	*	China Overseas Land & Investment Ltd (Expires 07/18/07)			9
		TOTAL GENERAL BUILDING CONTRACTORS			9

HOTELS AND OTHER LODGING PLACES - 0.00%**
1,397,640	*	Minor International PCL (Expires 03/29/08)			200
		TOTAL HOTELS AND OTHER LODGING PLACES			200

LUMBER AND WOOD PRODUCTS - 0.00%**
214,869	*	Goodpack Ltd (Expires 04/13/07)			57
		TOTAL LUMBER AND WOOD PRODUCTS			57

NONDEPOSITORY INSTITUTIONS - 0.00%**
27,401	m,v*	Imperial Credit Industries (Expires 01/31/08)			-	^
		TOTAL NONDEPOSITORY INSTITUTIONS			-	^

		TOTAL WARRANTS			274
		(Cost $8)

PRINCIPAL

SHORT-TERM INVESTMENTS - 8.50%

CERTIFICATE OF DEPOSITS - 0.26%
$ 50,000,000		Abbey National plc	5.298%	07/13/07	49,991
25,000,000		Banco Bilbao Vizcaya, S.A.	5.315	05/07/07	24,998
50,000,000		Banco Bilbao Vizcaya, S.A.	5.310	05/29/07	49,994
20,000,000		First Tennessee Bank NA	5.270	04/05/07	20,000
100,000,000		Rabobank	5.240	09/06/07	99,966

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 50,000,000		Societe Generale	5.305%	05/14/07	$49,995
50,000,000		Toronto Dominion Bank	5.290	07/30/07	50,001
		TOTAL CERTIFICATE OF DEPOSITS			344,945

COMMERCIAL PAPER - 2.71%
50,000,000	c	Abbey National North America LLC	5.220	05/14/07	49,694
50,000,000	c	Abbott Laboratories, Inc	5.230	04/04/07	49,985
39,860,000		American Honda Finance Corp	5.225	04/25/07	39,725
50,000,000	c	Anheuser-Busch Cos, Inc	5.190	04/25/07	49,831
17,314,000	c	AT&T, Inc	5.250	04/19/07	17,271
17,971,000	c	Atlantis One Funding Corp	5.200	08/14/07	17,622
50,000,000	c	Barclays U.S. Funding Corp	5.235	05/09/07	49,730
45,000,000	c	Beta Finance, Inc	5.250	04/16/07	44,907
48,199,000	c	BMW US Capital Corp	5.230	04/23/07	48,050
35,200,000	c	BMW US Capital Corp	5.210	05/02/07	35,045
50,000,000	c	Cargill Global Funding plc	5.250	04/05/07	49,978
50,000,000		Cargill Global Funding plc	5.250	05/17/07	49,670
16,000,000	c	CC (USA), Inc	5.250	04/05/07	15,993
24,000,000	c	CC (USA), Inc	5.240	04/23/07	23,925
13,000,000	c	CC (USA), Inc	5.240	05/03/07	12,940
50,000,000	c	Ciesco LP	5.250	04/20/07	49,867
45,000,000	c	Ciesco LP	5.245	04/30/07	44,814
50,000,000		Citigroup Funding, Inc	5.230	04/17/07	49,890
25,000,000		Coca-Cola Co	5.230	04/20/07	24,934
16,132,000	c	Coca-Cola Enterprises, Inc	5.250	04/27/07	16,073
18,925,000	c	Coca-Cola Enterprises, Inc	5.250	05/04/07	18,836
38,200,000	c	Corporate Asset Funding Corp, Inc	5.250	04/09/07	38,160
50,000,000	c	Corporate Asset Funding Corp, Inc	5.230	05/02/07	49,778
20,700,000	c	Danske Corp	5.240	04/05/07	20,691
50,000,000	c	Danske Corp	5.220	05/14/07	49,694
23,000,000	c	Dorada Finance, Inc	5.240	04/30/07	22,905
100,000,000		Dresdner US Finance, Inc	5.240	04/09/07	99,896
50,000,000	c	Edison Asset Securitization LLC	5.240	04/02/07	50,000
50,000,000	c	Edison Asset Securitization LLC	5.230	05/25/07	49,609
46,000,000	c	Emerson Electric Co	5.200	04/02/07	46,000
40,203,000	c	Fairway Finance Corp	5.270	04/17/07	40,114
30,000,000	c	Fairway Finance Corp	5.260	04/23/07	29,907
29,000,000	c	Fairway Finance Corp	5.225	06/14/07	28,689
95,190,000		General Electric Capital Corp	5.210	06/08/07	94,263
50,000,000	c	Govco, Inc	5.250	04/09/07	49,948
50,000,000	c	Govco, Inc	5.240	05/18/07	49,661
30,000,000	c	Grampian Funding LLC	5.190	06/11/07	29,692
12,000,000	c	Grampian Funding LLC	5.205	07/23/07	11,804
50,000,000	c	Grampian Funding LLC	5.200	07/31/07	49,127
25,000,000		Greenwich Capital Holdings, Inc	5.240	04/02/07	25,000
39,000,000	c	Greyhawk Funding LLC	5.260	04/02/07	39,000
50,000,000	c	Greyhawk Funding LLC	5.220	06/14/07	49,464
50,000,000	c	Harrier Finance Funding LLC	5.220	07/20/07	49,207
26,700,000		HBOS Treasury Services plc	5.240	05/01/07	26,587
50,000,000		HBOS Treasury Services plc	5.210	06/08/07	49,513
25,000,000	c	Hershey Foods Corp	5.210	04/05/07	24,989
50,000,000	c	Honeywell International	5.230	04/13/07	49,919
50,000,000		ING Finance	5.230	04/09/07	49,948

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 50,000,000		International Business Machines Corp	5.220%	06/01/07	$49,562
50,000,000		JPMorgan Chase & Co	5.240	04/10/07	49,941
50,000,000		JPMorgan Chase & Co	5.230	05/14/07	49,692
50,000,000	c	Kitty Hawk Funding Corp	5.270	04/26/07	49,822
50,000,000	c	Kitty Hawk Funding Corp	5.230	06/29/07	49,339
50,000,000		Links Finance LLC	5.250	05/16/07	49,676
100,000,000	c	Nestle Capital Corp	5.220	04/11/07	99,868
50,000,000	c	Old Line Funding LLC	5.250	04/09/07	49,948
50,000,000	c	Old Line Funding LLC	5.260	05/04/07	49,764
36,000,000		Paccar Financial Corp	5.240	04/03/07	35,995
21,538,000		Paccar Financial Corp	5.220	05/17/07	21,397
35,269,000	c	Park Avenue Receivables Corp	5.250	04/24/07	35,143
50,000,000	c	Park Avenue Receivables Corp	5.240	04/27/07	49,814
50,000,000	c	Pepsi Bottling Group, Inc	5.400	04/02/07	49,977
49,000,000	c	PepsiAmericas, Inc	5.250	04/03/07	48,993
40,000,000		PNC Bank	5.135	09/27/07	38,965
25,000,000	c	Private Export Funding Corp	5.215	05/16/07	24,839
20,000,000	c	Private Export Funding Corp	5.200	06/27/07	19,749
20,000,000	c	Private Export Funding Corp	5.210	07/10/07	19,711
50,000,000		Procter & Gamble International S.C.A.	5.220	05/18/07	49,665
50,000,000	c	Procter & Gamble International S.C.A.	5.230	06/01/07	49,564
50,000,000	c	Ranger Funding Co LLC	5.250	04/13/07	49,918
50,000,000	c	Ranger Funding Co LLC	5.250	04/16/07	49,896
50,000,000	c	Scaldis Capital LLC	5.250	04/09/07	49,948
50,000,000	c	Scaldis Capital LLC	5.240	05/02/07	49,778
50,000,000	c	Sheffield Receivables Corp	5.270	04/05/07	49,978
50,000,000	c	Sheffield Receivables Corp	5.260	04/17/07	49,889
50,000,000		Toyota Motor Credit Corp	5.230	04/09/07	49,948
50,000,000		Toyota Motor Credit Corp	5.225	05/29/07	49,565
50,000,000		UBS Finance, (Delaware), Inc	5.230	04/02/07	50,000
50,000,000		UBS Finance, (Delaware), Inc	5.230	05/14/07	49,694
100,000,000	c	Variable Funding Capital Corp	5.240	04/24/07	99,673
36,640,000	c	Verizon Communications, Inc	5.270	04/17/07	36,555
50,000,000	c	Yorktown Capital LLC	5.255	04/27/07	49,815
50,000,000	c	Yorktown Capital LLC	5.260	05/01/07	49,786
		TOTAL COMMERCIAL PAPER			3,608,212

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.58%
5,500,000		Federal Home Loan Bank (FHLB)	4.900	04/02/07	5,498
700,000,000		FHLB	5.140	04/05/07	699,701
58,000,000		FHLB	5.140	05/04/07	57,736
100,000,000		FHLB	5.145	05/23/07	99,275
100,000,000		FHLB	5.150	05/25/07	99,246
150,000,000		FHLB	5.250	09/04/07	150,000
100,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.140	04/05/07	99,957
50,000,000		FHLMC	5.185	04/16/07	49,900
25,021,000		FHLMC	5.140	05/21/07	24,847
50,000,000		FHLMC	5.110	05/25/07	49,623
200,000,000		FHLMC	5.140	05/29/07	198,379
100,000,000		FHLMC	5.140	05/30/07	99,175
200,000,000		FHLMC	5.160	05/31/07	198,322
250,000,000		FHLMC	5.135	06/11/07	247,516
186,600,000		FHLMC	5.135	06/18/07	184,560

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 200,000,000		FHLMC	5.140%	06/25/07	$197,615
32,100,000		Federal National Mortgage Association (FNMA)	5.120	04/09/07	32,068
60,000,000		FNMA	5.150	05/16/07	59,625
17,184,000		FNMA	5.140	05/23/07	17,059
49,400,000		FNMA	5.150	05/30/07	48,992
100,000,000		FNMA	5.145	05/31/07	99,161
381,200,000		FNMA	5.135	06/20/07	376,925
34,459,000		FNMA	5.130	06/22/07	34,063
300,000,000		FNMA	5.145	06/27/07	296,338
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			3,425,581

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.23%
100,000,000	i	Federal Farm Credit Bank (FFCB)	5.200	04/17/08	99,988
50,000,000	i	FFCB	5.210	05/13/08	49,992
100,000,000	i	FFCB	5.210	06/13/08	99,994
50,000,000	i	FFCB	5.200	07/28/08	49,989
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			299,963

VARIABLE NOTES - 0.39%
47,500,000	i	American Express Bank FSB	5.350	06/29/07	47,504
50,000,000	i	American Express Bank FSB	5.290	12/13/07	49,990
50,000,000	i	Bank of Nova Scotia	5.265	12/31/07	50,016
50,000,000	g,i	Beta Finance, Inc	5.325	07/16/08	49,974
50,000,000	g,i	Harrier Finance Funding US LLC	5.320	02/21/08	50,010
25,000,000	g,i	Links Finance LLC	5.295	01/11/08	24,999
50,000,000	g,i	Sedna Finance, Inc	5.323	01/11/08	49,996
50,000,000	g,i	Sigma Finance, Inc	5.333	07/15/08	49,979
50,000,000	i	Societe Generale	5.390	07/24/07	49,994
50,000,000	i	Toronto Dominion Bank	5.383	07/11/07	49,993
50,000,000	i	Wells Fargo & Co	5.370	03/10/08	50,024
		TOTAL VARIABLE NOTES			522,479

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.33%
3,103,005,031		State Street Navigator Securities Lending Prime Portfolio			3,103,005
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			3,103,005

		TOTAL SHORT-TERM INVESTMENTS			11,304,185
		(Cost $11,303,504)

		TOTAL PORTFOLIO - 108.22%			143,853,648
		(Cost $121,949,167)
		OTHER ASSETS & LIABILITIES, NET - (8.22%)			(10,922,275)

		NET ASSETS - 100.00%			$132,931,373

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LLC	Limited Liability Company
	LP	Limited Partnership

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

plc	Public Limited Company

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
a	Affiliated Holding.
b	In bankruptcy.
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2007, the value of these securities amounted to $237,098,531 or 0.18% of net assets.
i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2007.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Companies in which the Account held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	March 31, 2007	March 31, 2007

Adams Resiratory Therapeutics, Inc	**	$ -	$-	$-	$-	$-	$ 1,881,144	$63,262,873
Digital Garage, Inc	$20,717,415	-	-	-	-	-	11,156	19,975,526
First NIS Regional Fund SICAV	15,984	-	-	-	-	-	1,598,400	15,984
GEA Group AG.	214,534,602	-	17,534,262	3,755,113	-	-	-	*
Healthsouth Corp	107,190,966	50,849,288	390,281	(43,256)	7	-	6,745,707	141,727,304
Information Development Co	3,311,591	-	-	-	-	-	427,900	2,923,112
Intelligent Wave, Inc	13,702,752	306,708	108,993	(47,958)	-	-	16,201	9,981,268
Lone Star Technologies, Inc	91,076,783	136,552	35,527,830	(4,467,603)	-	-	-	*
Playmates Holdings Ltd	11,693,577	-	648,440	(400,890)	-	-	107,548,579	17,618,504
Risa Partners, Inc	30,190,446	762,178	4,857,432	1,372,890	-	-	-	*
Shanghai Forte Land Co	32,443,552	16,385	9,669,700	2,664,709	-	-	-	*
Solomon Systech International Ltd	25,687,764	1,854,197	10,126,317	(5,751,498)	-	-	-	*

		$ 53,925,308	$78,863,255	$(2,918,493)	$7	$-		$255,504,571

* Not an Affiliate as of March 31, 2007
** Not an Affiliate as of December 31, 2006

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
Summary of Market Values by Country
March 31, 2007
		% OF MARKET
	VALUE	VALUE
DOMESTIC
UNITED STATES	$111,140,886,675	77.26%
TOTAL DOMESTIC	111,140,886,675	77.26

FOREIGN
ARGENTINA	3,538,336	0.00
AUSTRALIA	1,343,761,485	0.93
AUSTRIA	166,351,614	0.12
BELGIUM	205,035,368	0.14
BERMUDA	81,675	0.00
BRAZIL	220,461,827	0.15
CANADA	2,142,372,898	1.49
CAYMAN ISLANDS	57,511,038	0.04
CHILE	26,027,554	0.02
CHINA	26,297,109	0.02
COLUMBIA	3,244,991	0.00
CROATIA	12,015,752	0.01
CZECH REPUBLIC	11,963,618	0.01
DENMARK	192,676,526	0.13
EGYPT	10,875,328	0.01
FINLAND	733,039,278	0.51
FRANCE	3,828,801,533	2.66
GERMANY	2,846,472,286	1.98
GREECE	110,691,232	0.08
HONG KONG	747,630,685	0.52
HUNGARY	10,396,871	0.01
INDIA	141,968,854	0.10
INDONESIA	42,251,157	0.03
IRELAND	150,906,674	0.11
ISRAEL	33,409,703	0.02
ITALY	1,122,335,672	0.78
JAPAN	6,101,285,126	4.24
JORDAN	1,589,512	0.00
LUXEMBOURG	105,864,160	0.07
MALAYSIA	150,307,294	0.11
MEXICO	106,072,882	0.07
MOROCCO	5,502,563	0.00
NETHERLANDS	1,127,093,762	0.78
NEW ZEALAND	58,192,334	0.04
NORWAY	291,414,280	0.20
PAKISTAN	3,977,239	0.00
PERU	7,942,669	0.01
PHILIPPINES	52,003,725	0.04
POLAND	27,830,674	0.02
PORTUGAL	51,075,218	0.04
REPUBLIC OF KOREA	291,654,379	0.20
RUSSIA	119,438,816	0.08
SINGAPORE	387,683,532	0.27
SOUTH AFRICA	133,075,177	0.09
SPAIN	773,140,301	0.54
SWEDEN	538,317,854	0.38
SWITZERLAND	2,255,848,789	1.57
TAIWAN (REPUBLIC OF CHINA)	263,777,909	0.18
THAILAND	62,893,595	0.04
TURKEY	23,838,088	0.02
UNITED KINGDOM	5,582,822,180	3.88
TOTAL FOREIGN	32,712,761,122	22.74
TOTAL PORTFOLIO	$143,853,647,797	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31,2007

			VALUE
SHARES			(000)

PREFERRED STOCKS - 0.00%**

INSURANCE CARRIERS - 0.00%**
7,402		Great-West Lifeco, Inc	$177
13		Great-West Lifeco, Inc	-	^
		TOTAL INSURANCE CARRIERS	177

		TOTAL PREFERRED STOCKS	177
		(Cost $135)

COMMON STOCKS - 97.21%

AGRICULTURAL PRODUCTION-CROPS - 0.03%
183,218	*	Gallaher Group plc	4,085
		TOTAL AGRICULTURAL PRODUCTION-CROPS	4,085

AGRICULTURAL SERVICES - 0.01%
53,563		Yara International ASA	1,478
		TOTAL AGRICULTURAL SERVICES	1,478

AMUSEMENT AND RECREATION SERVICES - 0.66%
77,001	e*	Activision, Inc	1,458
172,475	e	Aristocrat Leisure Ltd	2,289
89	e*	bwin Interactive Entertainment	4
63,483		Harrah's Entertainment, Inc	5,361
174,931		Ladbrokes plc	1,386
6,465,000	*	Leisure & Resorts World Corp	476
19,633	e	Lottomatica S.p.A.	782
26,000	e*	Marvel Entertainment, Inc	722
241,768		Nintendo Co Ltd	70,270
37,076		OPAP S.A.	1,422
12,501		Oriental Land Co Ltd	744
18,066		Paddy Power plc	478
124,703		PartyGaming plc	127
121,697	e*	Penn National Gaming, Inc	5,162
331,290		Publishing & Broadcasting Ltd	5,321
49,828		Rank Group plc	200
34		Round One Corp	69
106,844	e	Sega Sammy Holdings, Inc	2,493
4,701		Sky City Entertainment Group Ltd	16
107,657	e	TABCORP Holdings Ltd	1,436
804,553		Tattersall's Ltd	3,352
99,189		William Hill plc	1,241
		TOTAL AMUSEMENT AND RECREATION SERVICES	104,809

APPAREL AND ACCESSORY STORES - 0.46%
48,672	e	Abercrombie & Fitch Co (Class A)	3,684
119,680		American Eagle Outfitters, Inc	3,589

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
5,728		Aoyama Trading Co Ltd	$182
122,822		Burberry Group plc	1,578
47,180	e*	Chico's FAS, Inc	1,153
13,194		Fast Retailing Co Ltd	1,025
44,788		Foot Locker, Inc	1,055
1,056,740		Gap, Inc	18,186
480,061		Giordano International Ltd	233
29,586	e*	Hanesbrands, Inc	870
299,362	e	Hennes & Mauritz AB (B Shares)	17,234
78,325		Inditex S.A.	4,868
193,042	e*	Kohl's Corp	14,789
93,516	e	Limited Brands, Inc	2,437
37,500		Nordstrom, Inc	1,985
41,005		Ross Stores, Inc	1,411
		TOTAL APPAREL AND ACCESSORY STORES	74,279

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
16,000		Asics Corp	179
10,772		Benetton Group S.p.A.	174
19,737		Gunze Ltd	115
78,655	e	Jones Apparel Group, Inc	2,417
29,282		Liz Claiborne, Inc	1,255
655,495	e	Mitsubishi Rayon Co Ltd	4,367
369,836		Nisshinbo Industries, Inc	4,636
35,152		Onward Kashiyama Co Ltd	489
23,438	e	Polo Ralph Lauren Corp	2,066
5,026		Shimamura Co Ltd	553
7,036		Tokyo Style Co Ltd	77
155,659		Toyobo Co Ltd	464
47,778	e	VF Corp	3,946
10,627		Wacoal Holdings Corp	135
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	20,873

AUTO REPAIR, SERVICES AND PARKING - 0.01%
48,042		Aisin Seiki Co Ltd	1,684
10,951		NOK Corp	186
9,600		Park24 Co Ltd	129
16,602		Sumitomo Rubber Industries, Inc	182
		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,181

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.11%
29,460		Advance Auto Parts	1,136
40,872	e*	Autonation, Inc	868
28,253	*	Autozone, Inc	3,620
32,735		Canadian Tire Corp (Class A)	2,119
57,024	e*	Carmax, Inc	1,399
23,462		Jardine Cycle & Carriage Ltd	184
305,596	e	Suzuki Motor Corp	7,936
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	17,262

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.36%
36,853	e	Fastenal Co	1,292
123,885		Grafton Group plc	1,862
813,432		Home Depot, Inc	29,885
657,426		Kingfisher plc	3,600
382,396		Lowe's Cos, Inc	12,042

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
33,441	*	RONA, Inc	$684
109,098	e	Sherwin-Williams Co	7,205
32,259		Travis Perkins plc	1,277
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	57,847

BUSINESS SERVICES - 4.13%
383,012		Accenture Ltd (Class A)	14,761
21	e*	Access Co Ltd	94
10,270		Acciona S.A.	2,225
19,969		Acxiom Corp	427
27,862	e	Adecco S.A.	1,769
455,610	*	Adobe Systems, Inc	18,999
105,527		Aegis Group plc	311
84,000	*	AerCap Holdings NV	2,445
29,516	*	Affiliated Computer Services, Inc (Class A)	1,738
31,762		Aggreko plc	318
64,932	*	Akamai Technologies, Inc	3,241
3,286		Asatsu-DK, Inc	104
19,111	*	Atos Origin S.A.	1,280
82,597	*	Autodesk, Inc	3,106
287,895		Automatic Data Processing, Inc	13,934
93,337		Autostrade S.p.A.	2,992
40,491	e*	Avis Budget Group, Inc	1,106
247,298	*	BEA Systems, Inc	2,866
148,641	e*	BMC Software, Inc	4,577
26,738	*	Business Objects S.A.	973
111,073	e	CA, Inc	2,878
72,876	*	Cadence Design Systems, Inc	1,535
38,731	e	Cap Gemini S.A.	2,949
39,975	*	Ceridian Corp	1,393
79,138	*	CGI Group, Inc (Class A)	684
21,462	e*	Checkfree Corp	796
31,316	e*	ChoicePoint, Inc	1,172
74,072	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	1,387
52,546	e*	Citrix Systems, Inc	1,683
38,597	e*	Cognizant Technology Solutions Corp (Class A)	3,407
32,101	*	Cognos, Inc	1,262
155,425	*	Computer Sciences Corp	8,102
747,826		Computershare Ltd	6,565
170,755	e*	Compuware Corp	1,620
96,472	*	Convergys Corp	2,451
16,194		CSK Holdings Corp	679
14,757		Ctrip.com International Ltd (ADR)	988
15,953		Dassault Systemes S.A.	858
455		Dentsu, Inc	1,274
15,508	e*	DST Systems, Inc	1,166
170,000	e*	DynCorp International, Inc (Class A)	2,565
130	e	eAccess Ltd	86
404,075	*	eBay, Inc	13,395
83,421	*	Electronic Arts, Inc	4,201
256,028		Electronic Data Systems Corp	7,087
24,208	e*	Elpida Memory, Inc	939
59,541	e	Equifax, Inc	2,170
87,240	e*	Expedia, Inc	2,022
320,378		Experian Group Ltd	3,691
50,140		Fidelity National Information Services, Inc	2,279

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
139,723		First Choice Holidays plc	$791
510,365		First Data Corp	13,729
45,540	*	Fiserv, Inc	2,416
86,996	*	Focus Media Holding Ltd (ADR)	6,826
2,887		FUJI SOFT, Inc	86
467,406		Fujitsu Ltd	3,114
23,899	*	Getronics NV	217
14,531	e*	Getty Images, Inc	707
33,721	e	GN Store Nord	478
123	e*	Goodwill Group, Inc	97
84,052	*	Google, Inc (Class A)	38,509
317,953		Group 4 Securicor plc	1,258
30,031	e	Gruppo Editoriale L'Espresso S.p.A.	160
2,545		Hakuhodo DY Holdings, Inc	178
398,683		Hays plc	1,230
5,337,728		Huabao International Holdings Ltd	3,231
52,197		IMS Health, Inc	1,548
44,510		Indra Sistemas S.A.	1,122
68,707		Infosys Technologies Ltd	3,191
99,566	e*	Interpublic Group of Cos, Inc	1,226
118,957	e*	Intuit, Inc	3,255
33,257	e*	Iron Mountain, Inc	869
689,964	*	Juniper Networks, Inc	13,579
95	e*	KK DaVinci Advisors	102
23,388		Konami Corp	625
23,414	e	Lamar Advertising Co (Class A)	1,474
407,911		LogicaCMG plc	1,429
30,344		Manpower, Inc	2,238
88,800	*	McAfee, Inc	2,582
90,663		Michael Page International plc	955
4,147,747		Microsoft Corp	115,598
62,101		Misys plc	292
61,949		Mitsubishi UFJ Lease & Finance Co Ltd	3,096
29,953	*	Monster Worldwide, Inc	1,419
29,187	e*	NAVTEQ Corp	1,007
508,328		NEC Corp	2,726
126		Nippon System Development Co Ltd	2
188,265		Nomura Research Institute Ltd	5,544
262,000	*	Novell, Inc	1,892
1,394		NTT Data Corp	7,086
677		Obic Co Ltd	134
62,929		Omnicom Group, Inc	6,443
14,295	*	Open Text Corp	318
1,972,324	*	Oracle Corp	35,758
3,103	e	Oracle Corp Japan	149
1,600		Otsuka Corp	153
2,404,500		POS Malaysia & Services Holdings BHD	3,296
15,729	e	Promotora de Informaciones S.A.	351
17,290		Public Power Corp	423
19,133		Rakuten, Inc	9,109
18,087		Randstad Holdings NV	1,403
506,072		Rentokil Initial plc	1,623
360,731		Reuters Group plc	3,308
8,600		Ritchie Bros Auctioneers, Inc	503
41,919		Robert Half International, Inc	1,552
361,050		Sage Group plc	1,835

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
384,869		SAP AG.	$17,156
52,713		Secom Co Ltd	2,447
86,845		Securitas AB (B Shares)	1,325
83,144		ServiceMaster Co	1,280
901		SGS S.A.	1,076
235,087		Singapore Post Ltd	172
6,447		Societe Des Autoroutes Paris-Rhin-Rhone	587
48,067,750		Solomon Systech International Ltd	7,567
1,793,015	e*	Sun Microsystems, Inc	10,776
40,791	*	Synopsys, Inc	1,070
29,640	*	Telelogic AB	56
212,568	e	Tietoenator Oyj	6,190
3,526		TIS, Inc	84
23,851		Trend Micro, Inc	652
86,708	e*	Unisys Corp	731
2,462		USS Co Ltd	161
92,523	e*	VeriSign, Inc	2,324
433,746	e	Waste Management, Inc	14,925
3,651,359		WPP Group plc	55,327
3,800	e*	Yahoo! Japan Corp	1,311
2,097,757	*	Yahoo!, Inc	65,639
		TOTAL BUSINESS SERVICES	661,648

CHEMICALS AND ALLIED PRODUCTS - 8.06%
863,898		Abbott Laboratories	48,205
245,140	e*	Adams Respiratory Therapeutics, Inc	8,244
158,754	*	Agrium, Inc	6,098
34,177		Air Liquide S.A.	8,332
164,457	e	Air Products & Chemicals, Inc	12,163
513,362		Akzo Nobel NV	38,986
2,383		Alfresa Holdings Corp	152
230,495	*	Alliance Boots plc	4,656
18,493		Altana AG.	1,201
710,133	*	Amgen, Inc	39,682
25,582	*	Angiotech Pharmaceuticals, Inc	138
8,653	*	Arkema	496
307,093		Asahi Kasei Corp	2,236
133,883		Astellas Pharma, Inc	5,772
249,337		AstraZeneca plc	13,415
184,700		AstraZeneca plc (ADR)	9,909
23,293	e	Avery Dennison Corp	1,497
120,076		Avon Products, Inc	4,474
25,000	*	Barr Pharmaceuticals, Inc	1,159
113,122		BASF AG.	12,736
168,093		Bayer AG.	10,742
20,023		Beiersdorf AG.	1,365
124,660	*	Biogen Idec, Inc	5,532
60,381	*	Biovail Corp International	1,321
787,555		Bristol-Myers Squibb Co	21,863
15,945	e*	Cephalon, Inc	1,135
19,228	e*	Charles River Laboratories International, Inc	889
25,738		Christian Dior S.A.	3,129
70,164	e	Chugai Pharmaceutical Co Ltd	1,774
15,106		Ciba Specialty Chemicals AG.	995
455,563		Cipla Ltd	2,482
49,086		Clariant AG.	842

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
54,958	e	Clorox Co	$3,500
296,434		Colgate-Palmolive Co	19,799
118,515		CSL Ltd	7,899
232,511	e	Cytec Industries, Inc	13,076
26,630		Daicel Chemical Industries Ltd	182
246,979		Daiichi Sankyo Co Ltd	7,566
159,010		Dainippon Ink and Chemicals, Inc	631
343,476	e	Dow Chemical Co	15,752
52,916	e	DSM NV	2,371
462,321		Du Pont (E.I.) de Nemours & Co	22,852
48,442		Ecolab, Inc	2,083
62,770		Eisai Co Ltd	3,010
169,048	*	Elan Corp plc	2,168
67,500	*	Elan Corp plc (ADR)	897
268,239		Eli Lilly & Co	14,407
82,120	e	Estee Lauder Cos (Class A)	4,012
307,648	*	Genentech, Inc	25,264
176,362	*	Genzyme Corp	10,585
270,077	*	Gilead Sciences, Inc	20,661
1,923,265		GlaxoSmithKline plc	52,872
635		H Lundbeck A/S	15
17,304		Haw Par Corp Ltd	82
13,769		Henkel KGaA	2,036
208,919		Hindustan Lever Ltd	986
25,952		Hitachi Chemical Co Ltd	610
153,502	*	Hospira, Inc	6,278
88,000		Huntsman Corp	1,680
332,780		Imperial Chemical Industries plc	3,274
21,974	e	International Flavors & Fragrances, Inc	1,038
18,273	e*	Invitrogen Corp	1,163
297,600		Ipsen	14,618
43,959		JSR Corp	1,015
9,554		Kaken Pharmaceutical Co Ltd	78
21,480		Kansai Paint Co Ltd	184
122,757		Kao Corp	3,594
519,074	e*	Keryx Biopharmaceuticals, Inc	5,461
178,307		Kingboard Chemical Holdings Ltd	750
3,183		Kose Corp	94
90,587		Kuraray Co Ltd	979
81,736		Kyowa Hakko Kogyo Co Ltd	756
25,468		Linde AG.	2,744
8,070	e	Lonza Group AG.	776
116,667	e	L'Oreal S.A.	12,737
126,231		Lupin Ltd	1,760
85,572	e	Lyondell Chemical Co	2,565
41,512		Mediceo Paltac Holdings Co Ltd	791
64,671	e*	Medimmune, Inc	2,353
963,801		Merck & Co, Inc	42,571
167,555		Merck KGaA	21,604
31,773		Methanex Corp	708
90,967	e*	Millennium Pharmaceuticals, Inc	1,033
294,494		Mitsubishi Chemical Holdings Corp	2,507
96,445		Mitsubishi Gas Chemical Co, Inc	925
178,578		Monsanto Co	9,815
40,000	e	Mylan Laboratories, Inc	846
14,792		Nippon Kayaku Co Ltd	122

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
12,572		Nippon Shokubai Co Ltd	$136
39,455		Nissan Chemical Industries Ltd	510
34,507		Nova Chemicals Corp	1,067
1,320,357	e	Novartis AG.	75,735
80,000		Novartis AG. (ADR)	4,370
39,893	e	Novo Nordisk A/S (Class B)	3,640
7,642	e	Novozymes A/S (B Shares)	684
7,698		Omega Pharma S.A.	593
289,514		Orica Ltd	5,938
14,103		Orion Oyj (Class B)	340
34,089	e*	PDL BioPharma, Inc	740
3,260,157		Pfizer, Inc	82,352
43,289		Potash Corp of Saskatchewan	6,903
203,543	e	PPG Industries, Inc	14,311
85,023		Praxair, Inc	5,353
1,361,767		Procter & Gamble Co	86,009
21,259	*	QLT, Inc	165
236,540		Ranbaxy Laboratories Ltd	1,915
799,477		Reckitt Benckiser plc	41,628
562,717		Roche Holding AG.	99,563
141,388	e	Rohm & Haas Co	7,313
288,564		Sanofi-Aventis	25,095
18,465		Santen Pharmaceutical Co Ltd	475
64,800	e	Sawai Pharmaceutical Co Ltd	2,650
239,647		Shin-Etsu Chemical Co Ltd	14,622
74,073		Shionogi & Co Ltd	1,333
90,148		Shiseido Co Ltd	1,832
264,826		Showa Denko KK	996
97,974	e	Sigma-Aldrich Corp	4,068
773,621		SSL International plc	6,093
885,068	e	Sumitomo Chemical Co Ltd	6,685
33,110		Symbion Health Ltd	97
22,191		Syngenta AG.	4,246
40,154	e	Taisho Pharmaceutical Co Ltd	736
65,897		Taiyo Nippon Sanso Corp	595
223,697	e	Takeda Pharmaceutical Co Ltd	14,674
55,895		Tanabe Seiyaku Co Ltd	760
209,807	e	Teijin Ltd	1,184
302,000	e*	Theravance, Inc	8,909
525,000	e	Tokai Carbon Co Ltd	4,321
59,693		Tokuyama Corp	1,043
181,000	e*	Tongjitang Chinese Medicines Co (ADR)	1,821
333,521	e	Toray Industries, Inc	2,411
120,647		Tosoh Corp	621
63,321		UCB S.A.	3,685
1,718,992		Unilever plc	51,789
181,957	*	Vertex Pharmaceuticals, Inc	5,102
265,000	e*	Warner Chilcott Ltd (Class A)	3,925
610,414		Wyeth	30,539
33,226	e*	Zeltia S.A.	302
15,798		Zeon Corp	163
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,289,792

COAL MINING - 0.33%
41,024	e	Arch Coal, Inc	1,259
4,621,000	*	China Coal Energy Co	4,938

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,078,058		China Shenhua Energy Co Ltd	$2,608
48,020		Consol Energy, Inc	1,879
20,279		Fording Canadian Coal Trust	456
22,836	e	Massey Energy Co	548
585,210	e	Peabody Energy Corp	23,549
278,000	e	Sasol Ltd (ADR)	9,188
171,119		Xstrata plc	8,795
		TOTAL COAL MINING	53,220

COMMUNICATIONS - 4.65%
2,343,089		Advanced Info Service PCL	4,484
414,485		Alltel Corp	25,698
152,182	*	American Tower Corp (Class A)	5,927
16,307	e	Antena 3 de Television S.A.	365
2,731,731		AT&T, Inc	107,712
94		Austar United Communications Ltd	-	^
259,198	e*	Avaya, Inc	3,061
112,218	e	BCE, Inc	3,174
2,088,500		BEC World PCL	1,300
91,413	e	Belgacom S.A.	4,060
318,140		British Sky Broadcasting plc	3,531
2,271,679		BT Group plc	13,579
683,971		Cable & Wireless plc	2,242
78,822		Cablevision Systems Corp (Class A)	2,399
49,591		Carphone Warehouse Group plc	270
329,500		China Mobile Hong Kong Ltd	2,996
168,000	v*	Citic 1616 Holdings Ltd	55
143,727	e	Clear Channel Communications, Inc	5,036
709,115	*	Comcast Corp (Class A)	18,402
115,907	e*	Comcast Corp (Special Class A)	2,952
16,499		Cosmote Mobile Telecommunications S.A.	494
119,654	*	Crown Castle International Corp	3,844
656,215		Deutsche Telekom AG.	10,852
350,578	*	DIRECTV Group, Inc	8,088
204,425	*	EchoStar Communications Corp (Class A)	8,878
24,767	e	Elisa Oyj	718
54,349		Embarq Corp	3,063
21,440	e	Fastweb	1,369
486,751	e	France Telecom S.A.	12,855
48		Fuji Television Network, Inc	111
52,896		Hellenic Telecommunications Organization S.A.	1,447
2,168	e	Hikari Tsushin, Inc	99
462,405		Hutchison Telecommunications International Ltd	937
135,870	e*	IAC/InterActiveCorp	5,124
511,023	*	Idea Cellular Ltd	1,112
460		Internet Initiative Japan Inc	1,831
1,080,274		ITV plc	2,317
1,549	*	Jupiter Telecommunications Co	1,301
894		KDDI Corp	7,139
276,500	e*	Level 3 Communications, Inc	1,687
2,032,700	*	LG Telecom Ltd	23,119
133,527	e*	Liberty Global, Inc (Class A)	4,397
20,084	e*	Liberty Global, Inc (Series C)	615
85,942	*	Liberty Media Corp - Capital (Series A)	9,504
245,070	*	Liberty Media Holding Corp (Interactive A)	5,838
18,639		M6-Metropole Television	683

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
525,700		Maxis Communications BHD	$1,809
250,736		Mediaset S.p.A.	2,728
17,519		Mobistar S.A.	1,481
14,506		Modern Times Group AB (B Shares)	849
272,810		News Corp (Class B)	6,710
36,714	e*	NII Holdings, Inc	2,723
1,303		Nippon Telegraph & Telephone Corp	6,889
4,701		NTT DoCoMo, Inc	8,697
1,687		Okinawa Cellular Telephone Co	5,340
9,913,485	*	Paxys, Inc	5,856
75,771	e	Philippine Long Distance Telephone Co (ADR)	4,001
1,806,500	*	Pilipino Telephone Corp	262
129,814	e	Portugal Telecom SGPS S.A.	1,739
19,057		ProSiebenSat.1 Media AG.	673
977		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	14
39,315		Publicis Groupe S.A.	1,899
596,258	e*	Qwest Communications International, Inc	5,360
183,995		Rogers Communications, Inc (Class B)	6,023
4,716,536	e	Royal KPN NV	73,465
1,334,588		Seat Pagine Gialle S.p.A.	823
310,080		Shaw Communications, Inc (Class B)	11,436
3,376,162		Singapore Telecommunications Ltd	7,299
2,237		Sky Network Television Ltd	9
33,550		Societe Television Francaise 1	1,123
8,289	e*	Sogecable S.A.	344
1,758,287		Sprint Nextel Corp	33,337
4,218		Swisscom AG.	1,525
91,508		Tele2 AB (B Shares)	1,501
328,348		Telecom Corp of New Zealand Ltd	1,109
3,492,029		Telecom Italia S.p.A.	9,959
1,965,806		Telecom Italia S.p.A.	4,861
1,602,709		Telefonica S.A.	35,326
663,509		Telekom Austria AG.	16,584
217,826		Telenor ASA	3,870
5,696	e	Telephone & Data Systems, Inc	318
34,856	e	Telephone & Data Systems, Inc	2,078
91,343		Television Broadcasts Ltd	571
567,469	e	TeliaSonera AB	4,896
76,354		Telstra Corp Ltd	198
743,032		Telstra Corp Ltd	2,802
26,295		TELUS Corp	1,341
72,382		TELUS Corp	3,613
47,369	*	Tiscali S.p.A.	179
3,800		Tokyo Broadcasting System, Inc	141
529,200	*	Total Access Communication PCL	2,392
29,920,520	*	True Corp PCL	4,658
1,348,542		Verizon Communications, Inc	51,137
557,270	*	Viacom, Inc (Class B)	22,909
14,485,186		Vodafone Group plc	38,624
609,820		Vodafone Group plc (ADR)	16,380
77,369	e*	XM Satellite Radio Holdings, Inc (Class A)	1,000
		TOTAL COMMUNICATIONS	743,526

DEPOSITORY INSTITUTIONS - 11.17%
82,083		77 Bank Ltd	536
2,903,907		ABN AMRO Holding NV	124,987

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
481,237		Allied Irish Banks plc	$14,271
63,893		Alpha Bank S.A.	2,023
5,743,520		AMMB Holdings BHD	6,246
34,231	e	Associated Banc-Corp	1,150
376,921		Australia & New Zealand Banking Group Ltd	9,058
2,137,141		Banca Intesa S.p.A.	16,230
301,369		Banca Intesa S.p.A.	2,254
359,436	e	Banca Monte dei Paschi di Siena S.p.A.	2,252
135,390		Banca Popolare di Milano	2,096
112,344		Banche Popolari Unite Scpa	3,324
2,899,747	e	Banco Bilbao Vizcaya Argentaria S.A.	71,197
50,375		Banco BPI S.A.	437
60,000		Banco Bradesco S.A. (ADR)	2,426
359,072		Banco Comercial Portugues S.A.	1,300
3,199,993		Banco de Oro Universal Bank	3,979
33,142		Banco Espirito Santo S.A.	633
121,889	e	Banco Popolare di Verona e Novara Scrl	3,786
304,794	e	Banco Popular Espanol S.A.	6,287
2,133,439		Banco Santander Central Hispano S.A.	38,075
2,155,259		Bank of America Corp	109,961
4,908,442	v*	Bank of Ayudhya PCL	1,143
707,167		Bank of East Asia Ltd	4,113
383,984		Bank of Ireland	8,284
521,464		Bank of Ireland	11,229
66,039	e	Bank of Kyoto Ltd	758
208,702		Bank of Montreal	12,603
952,215		Bank of New York Co, Inc	38,612
411,770		Bank of Nova Scotia	18,971
141,209		Bank of Okinawa Ltd	5,225
150,000	*	Bank of the Ryukyus Ltd	3,507
296,150		Bank of Yokohama Ltd	2,209
6,039,251		Barclays plc	85,686
142,378	e	BB&T Corp	5,840
418,512		BNP Paribas	43,713
1,769,701		BOC Hong Kong Holdings Ltd	4,290
1,621,100		Bumiputra-Commerce Holdings Bhd	4,665
198,690		Canadian Imperial Bank of Commerce	17,243
550,329	e	Capitalia S.p.A.	4,973
187,635		Chiba Bank Ltd	1,656
36,627		Close Brothers Group plc	730
39,480	e	Colonial Bancgroup, Inc	977
78,354		Comerica, Inc	4,632
46,769		Commerce Bancorp, Inc	1,561
318,175		Commerzbank AG.	14,077
301,504		Commonwealth Bank of Australia	12,261
56,801		Compass Bancshares, Inc	3,908
185,984		Credit Agricole S.A.	7,252
81,062	e	Danske Bank A/S	3,771
197,263		DBS Group Holdings Ltd	2,782
82,004		Depfa Bank plc	1,465
120,418		Deutsche Bank AG.	16,221
322,741		Dexia	9,631
173,438		DNB NOR Holding ASA	2,448
38,079		EFG Eurobank Ergasias S.A.	1,557
1,282,500		EON Capital BHD	2,485
30,718		Erste Bank der Oesterreichischen Sparkassen AG.	2,392

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
134,658	e	Fifth Third Bancorp	$5,210
542,255	e	First Horizon National Corp	22,520
659,003		Fortis	30,098
8,157,365	*	Fuhwa Financial Holdings Co Ltd	3,944
59,489	v	Fukuoka Financial Group, Inc	480
94,160		Gunma Bank Ltd	667
248,499		Hang Seng Bank Ltd	3,530
313,763		Hokuhoku Financial Group, Inc	1,081
3,243,983		HSBC Holdings plc	56,783
1,025,250	e	Hudson City Bancorp, Inc	14,025
59,449	e	Huntington Bancshares, Inc	1,299
94,939		Investec plc	1,229
18,432		Investors Financial Services Corp	1,072
167,338		Joyo Bank Ltd	1,045
1,706,628		JPMorgan Chase & Co	82,567
9,773	*	Jyske Bank	787
623,200		Kasikornbank PCL	1,157
1,095,531		Kasikornbank PCL	2,097
144,624	e	Keycorp	5,419
1,571,502		Lloyds TSB Group plc	17,318
17,512		M&T Bank Corp	2,028
60,481	e	Marshall & Ilsley Corp	2,801
51,000	g,m,v	MCB Bank Ltd (GDR)	995
1,017,327	e	Mediobanca S.p.A.	22,654
259,812		Mellon Financial Corp	11,208
2,298,000		Metropolitan Bank & Trust	2,977
2,163		Mitsubishi UFJ Financial Group, Inc	24,413
169,750		Mitsui Trust Holdings, Inc	1,674
4,501		Mizuho Financial Group. Inc	28,991
333,659		National Australia Bank Ltd	10,907
67,674		National Bank Of Canada	3,662
62,933		National Bank of Greece S.A.	3,338
177,723		National City Corp	6,620
71,194	e	New York Community Bancorp, Inc	1,252
148,045		Nishi-Nippon City Bank Ltd	657
584,569		Nordea Bank AB	9,334
50,212	e	Northern Trust Corp	3,020
880	e	OKO Bank (Class A)	15
910,393		Oversea-Chinese Banking Corp	5,401
35,605		Piraeus Bank S.A.	1,237
160,141		PNC Financial Services Group, Inc	11,525
5,144,000		PT Bank Mandiri Persero Tbk	1,409
5,915		Raiffeisen International Bank Holding AG.	833
192,802	e	Regions Financial Corp	6,819
2,369	e	Resona Holdings, Inc	6,373
2,866,100		Rizal Commercial Banking Corp	1,723
535,956	e	Royal Bank of Canada	26,693
24	*	Royal Bank Of Canada	1
2,367,503		Royal Bank of Scotland Group plc	92,432
74		Sapporo Hokuyo Holdings, Inc	741
38,060		Shinhan Financial Group Co Ltd	2,185
370,320		Shinsei Bank Ltd	1,776
143,727		Shizuoka Bank Ltd	1,531
130,788	e	Skandinaviska Enskilda Banken AB (Class A)	4,186
345,673		Societe Generale	59,739
74,390	e	South Financial Group, Inc	1,839

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
102,539	e	Sovereign Bancorp, Inc	$2,609
89,644		State Street Corp	5,804
2,879	e	Sumitomo Mitsui Financial Group, Inc	26,142
362,488		Sumitomo Trust & Banking Co Ltd	3,781
562,799		SunTrust Banks, Inc	46,735
49,738		Suruga Bank Ltd	648
143,605		Svenska Handelsbanken (A Shares)	4,267
10,440		Sydbank A/S	562
93,522	e	Synovus Financial Corp	3,025
354,570	e	TCF Financial Corp	9,346
20,326		TD Banknorth, Inc	654
580,274	e	UBS A.G.	34,478
4,961,979		UniCredito Italiano S.p.A	47,228
92,052	e	UnionBanCal Corp	5,838
377,260		United Overseas Bank Ltd	5,222
898,568	e	US Bancorp	31,423
799,926		Wachovia Corp	44,036
425,078		Washington Mutual, Inc	17,165
1,818,527		Wells Fargo & Co	62,612
387,708		Western Union Co	8,510
442,589		Westpac Banking Corp	9,436
901,735		Wing Hang Bank Ltd	11,102
795,000	*	Yes Bank Ltd	2,561
36,753	e	Zions Bancorporation	3,106
		TOTAL DEPOSITORY INSTITUTIONS	1,786,985

EATING AND DRINKING PLACES - 1.21%
17,553		Autogrill S.p.A.	336
88,126		Brinker International, Inc	2,882
17,216,310		Compass Group plc	115,189
585,709		Darden Restaurants, Inc	24,125
165,605		Enterprise Inns plc	2,179
583,407		McDonald's Corp	26,283
111,266		Mitchells & Butlers plc	1,723
46,930		Onex Corp	1,303
73,829		Punch Taverns plc	1,812
26,972	e	Sodexho Alliance S.A.	1,975
198,980	*	Starbucks Corp	6,240
44,292	e	Tim Hortons, Inc	1,347
27,443	e	Wendy's International, Inc	859
54,723		Whitbread plc	2,032
95,747		Yum! Brands, Inc	5,530
		TOTAL EATING AND DRINKING PLACES	193,815

EDUCATIONAL SERVICES - 0.02%
39,144	*	Apollo Group, Inc (Class A)	1,719
15,882		Benesse Corp	590
105,176		CAE, Inc	1,185
27,320	*	Career Education Corp	833
		TOTAL EDUCATIONAL SERVICES	4,327

ELECTRIC, GAS, AND SANITARY SERVICES - 4.83%
244,072	e*	AES Corp	5,252
88,241		AGL Energy Ltd	1,152
79,572		Alinta Ltd	935
54,400	*	Allegheny Energy, Inc	2,673

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
110,779		Alliant Energy Corp	$4,965
54,865		Ameren Corp	2,760
143,856		American Electric Power Co, Inc	7,013
35,579		Aqua America, Inc	799
85,500		BKW FMB Energie AG.	8,936
27,689		Caltex Australia Ltd	535
114,548	e	Centerpoint Energy, Inc	2,055
1,021,514		Centrica plc	7,769
39,200,000		China Resources Power Holdings Co	60,103
167,061	e	Chubu Electric Power Co, Inc	5,742
867,539		CLP Holdings Ltd	6,334
69,859	e	Consolidated Edison, Inc	3,567
280,722		Constellation Energy Group, Inc	24,409
3,114		Contact Energy Ltd	20
126,867		Dominion Resources, Inc	11,262
450,037	e	DPL, Inc	13,992
46,904	e	DTE Energy Co	2,247
330,729		Duke Energy Corp	6,710
144,006		E.ON AG.	19,579
165,773	e	Edison International	8,144
254,208		El Paso Corp	3,678
39,739		Electric Power Development Co	2,000
132,999	e*	Enbridge, Inc	4,338
262,482		Endesa S.A.	14,194
1,409,059		Enel S.p.A.	15,077
333,270		Energias de Portugal S.A.	1,790
36,900	e	Energy East Corp	899
114,653		Entergy Corp	12,029
305,656		Exelon Corp	21,002
2,548,502		First Philippine Holdings Corp	3,750
268,397		FirstEnergy Corp	17,779
44,600		Fortis, Inc	1,082
3,052,311	e	Fortum Oyj	89,010
138,240		FPL Group, Inc	8,456
63,854		Gas Natural SDG S.A.	2,998
55,694	e	Gaz de France	2,585
45,903		Hokkaido Electric Power Co, Inc	1,219
1,163,335		Hong Kong & China Gas Ltd	2,600
450,067		Hong Kong Electric Holdings Ltd	2,310
21,026,795		Huaneng Power International, Inc	18,299
275,192	e	Iberdrola S.A.	13,010
412,906		International Power plc	3,222
193,553		Kansai Electric Power Co, Inc	5,568
100,030		Kelda Group plc	1,846
46,858		KeySpan Corp	1,928
29,287		Kinder Morgan, Inc	3,118
95,160		Kyushu Electric Power Co, Inc	2,705
759,145		National Grid plc	11,914
78,619		NiSource, Inc	1,921
63,000	e*	NRG Energy, Inc	4,538
12,767		Oest Elektrizitatswirts AG. (Class A)	572
144,980		Okinawa Electric Power Co, Inc	9,055
505,125		Osaka Gas Co Ltd	1,959
43,400,000	*	Panva Gas Holdings Ltd	23,884
74,036		Pepco Holdings, Inc	2,148
15,107,561	*	Petronet LNG Ltd	14,668

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
129,372		PG&E Corp	$6,245
28,141		Pinnacle West Capital Corp	1,358
167,887		PPL Corp	6,867
65,387	e	Progress Energy, Inc	3,298
91,665		Public Service Enterprise Group, Inc	7,612
2,773		Puma AG. Rudolf Dassler Sport	1,014
115,646	e	Questar Corp	10,317
112,325	e*	Reliant Energy, Inc	2,282
183,419	e	Republic Services, Inc	5,103
3,067		RWE AG.	305
108,461		RWE AG.	11,474
31,717	e	SCANA Corp	1,369
239,964		Scottish & Southern Energy plc	7,277
414,321		Scottish Power plc	6,522
7,134,273		SembCorp Industries Ltd	23,982
122,013		Sempra Energy	7,444
65,010		Severn Trent plc	1,834
319,036		Snam Rete Gas S.p.A.	2,025
2	*	Sociedad General de Aguas de Barcelona S.A.	-	^
22,152		Sociedad General de Aguas de Barcelona S.A. (Class A)	789
3,289,764	*	Sojitz Holdings Corp	13,707
195,657	e	Southern Co	7,171
836,966		Suez S.A.	44,141
1,302,900		Tenaga Nasional BHD	4,296
107,263		Tohoku Electric Power Co, Inc	2,722
541,228		Tokyo Electric Power Co, Inc	18,509
563,838		Tokyo Gas Co Ltd	3,144
84,221		TransAlta Corp	1,824
156,982		TXU Corp	10,063
38,294		Union Fenosa S.A.	2,065
244,610		United Utilities plc	3,637
1,074		Vector Ltd	2
80,856		Veolia Environnement	6,012
217,721		Williams Cos, Inc	6,196
58,201	e	Wisconsin Energy Corp	2,824
106,870	e	Xcel Energy, Inc	2,639
3,000,000		Xinao Gas Holdings Ltd	3,187
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	773,360

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.70%
441,927		ABB Ltd	7,565
1,898,663	e*	Acme Packet, Inc	28,062
20,000	e	Acuity Brands, Inc	1,089
35,436	e*	ADC Telecommunications, Inc	593
145,974	e*	Advanced Micro Devices, Inc	1,906
267,142	e	Advantest Corp	11,856
682,196	*	Agere Systems, Inc	15,431
1,482,671		Alcatel S.A.	17,449
3		Alcatel S.A. (ADR)	-	^
43,314		Alps Electric Co Ltd	507
129,985	e	Altera Corp	2,598
25,166	e	Amphenol Corp (Class A)	1,625
126,541		Analog Devices, Inc	4,364
573,925	*	Apple Computer, Inc	53,323
375,688		ARM Holdings plc	991
50,327	*	Avnet, Inc	1,819

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
129	e	Bang & Olufsen A/S (B Shares)	$16
4,609		Barco NV	426
172,454	*	Broadcom Corp (Class A)	5,531
57,708	*	Celestica, Inc	352
177,606	*	Chartered Semiconductor Manufacturing Ltd	170
3,268,948	*	Cisco Systems, Inc	83,456
405,503	e*	Comverse Technology, Inc	8,657
184,524		Cooper Industries Ltd (Class A)	8,302
15,937	*	CSR plc	204
21,733	e	Dainippon Screen Manufacturing Co Ltd	164
2,032,283		Datacraft Asia Ltd	2,256
75,939		Electrolux AB (Series B)	1,925
289,967		Emerson Electric Co	12,495
222,843		EMI Group plc	998
15,664	e*	Energizer Holdings, Inc	1,337
11,241,902	e	Ericsson (LM) (B Shares)	41,376
186,000	*	Fairchild Semiconductor International, Inc	3,110
82,264		Fanuc Ltd	7,658
3,191		Fisher & Paykel Appliances Holdings Ltd	8
5,737		Fisher & Paykel Healthcare Corp	15
145,849	e*	Flextronics International Ltd	1,596
678,829	*	Foxconn International Holdings Ltd	2,072
140,822		Fuji Electric Holdings Co Ltd	654
61,160		Gamesa Corp Tecnologica S.A.	2,214
54,474	e	Garmin Ltd	2,950
1,475	e	Geo Corp	2,992
200,000		Geodesic Information Systems Ltd	1,075
72,100	e	Hamamatsu Photonics KK	2,184
16,320		Harman International Industries, Inc	1,568
7,563		Hirose Electric Co Ltd	909
6,000		Hitachi High-Technologies Corp	164
845,548		Hitachi Ltd	6,558
518,000		Hon Hai Precision Industry Co, Ltd	3,475
682,378		Honeywell International, Inc	31,430
251,734		Hoya Corp	8,353
122,408		Ibiden Co Ltd	6,347
173,567	*	Infineon Technologies AG.	2,701
140,000	e*	Infineon Technologies AG. (ADR)	2,180
5,747,835		Intel Corp	109,956
40,360	e	Intersil Corp (Class A)	1,069
345		Intracom S.A.	2
202,503	e*	JDS Uniphase Corp	3,084
1,398,680	e	Koninklijke Philips Electronics NV	53,418
1,851	e	Kudelski S.A.	65
40,738		Kyocera Corp	3,841
124,735	e	L-3 Communications Holdings, Inc	10,911
8,500		Lincoln Electric Holdings, Inc	506
78,667		Linear Technology Corp	2,485
115,360	e*	LSI Logic Corp	1,204
2,730		Mabuchi Motor Co Ltd	169
468,050	*	Marvell Technology Group Ltd	7,868
561,982		Matsushita Electric Industrial Co Ltd	11,326
83,956		Matsushita Electric Works Ltd	963
333,596	e	Maxim Integrated Products, Inc	9,808
251,000		MediaTek, Inc	2,882
82,277	*	MEMC Electronic Materials, Inc	4,984

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
56,780		Microchip Technology, Inc	$2,017
465,654	e*	Micron Technology, Inc	5,625
1,813	e	Micronas Semiconductor Holdings, Inc	38
84,900		Minebea Co Ltd	526
483,661		Mitsubishi Electric Corp	4,983
1,028,765		Motorola, Inc	18,178
50,856		Murata Manufacturing Co Ltd	3,712
166,212		National Semiconductor Corp	4,012
3,617	*	NEC Electronics Corp	87
136,737	*	Network Appliance, Inc	4,994
55,865		Neuf Cegetel	2,090
42,988		NGK Spark Plug Co Ltd	804
27,206		Nidec Corp	1,755
41,377		Nitto Denko Corp	1,942
225		NKT Holding A/S	18
1,544,704	e	Nokia Oyj	35,554
195,103	*	Nortel Networks Corp	4,676
123,437	e*	Novellus Systems, Inc	3,952
120,794	*	Nvidia Corp	3,476
56,411		Omron Corp	1,518
43,000		Origin Electric Co Ltd	289
38,391	e	Pioneer Corp	502
47,671	e*	QLogic Corp	810
1,055,702		Qualcomm, Inc	45,036
148,468	e	RadioShack Corp	4,013
69,577	*	Research In Motion Ltd	9,492
168,595		Ricoh Co Ltd	3,799
3,505		Rinnai Corp	93
26,844		Rohm Co Ltd	2,435
10,434		Sanken Electric Co Ltd	109
149,607	*	Sanmina-SCI Corp	542
399,755	e*	Sanyo Electric Co Ltd	682
10,965		Schindler Holding AG.	668
67,792		Schneider Electric S.A.	8,606
29,222	v*	Schneider Electric S.A.	48
249,803		Sharp Corp	4,812
6,600		Shinko Electric Industries	149
265,380	e*	Sirius Satellite Radio, Inc	849
512,688		Sony Corp	26,061
37,835		Stanley Electric Co Ltd	769
225,974	*	STATS ChipPAC Ltd	271
193,307		STMicroelectronics NV	3,721
369,076	e	Sumco Corp	15,347
490,000	e	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5,268
25,601		Taiyo Yuden Co Ltd	533
31,653		Tandberg ASA	661
31,666		TDK Corp	2,746
162,905	*	Tellabs, Inc	1,613
385,677		Terna Rete Elettrica Nazionale S.p.A.	1,432
453,009		Texas Instruments, Inc	13,636
73,510		Thomson	1,415
5,653		Uniden Corp	44
27,984	e	Ushio, Inc	540
22,589		Valeo S.A.	1,325
3,636,000		Vanguard International Semiconductor Corp	3,066
42,332		Venture Corp Ltd	407

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
326,970		Vivendi Universal S.A.	$13,287
20,905	e	Whirlpool Corp	1,775
88,446	e	Xilinx, Inc	2,276
46,384		Yaskawa Electric Corp	548
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	911,229

ENGINEERING AND MANAGEMENT SERVICES - 0.50%
11,722		Aeroplan Income Fund	198
3,557,274		Amec plc	37,101
37,117	e*	Amylin Pharmaceuticals, Inc	1,387
172,290		Capita Group plc	2,314
128,029	*	Celgene Corp	6,716
11,182	e	Corporate Executive Board Co	849
15,140		Downer EDI Ltd	84
94,290	e	Fluor Corp	8,460
20,279		Fugro NV	1,029
42,834	*	Jacobs Engineering Group, Inc	1,998
52,142	e	JGC Corp	856
3,502		Meitec Corp	113
88,277		Moody's Corp	5,478
92,449		Paychex, Inc	3,501
43,501	e	Quest Diagnostics, Inc	2,169
49,055		SBM Offshore NV	1,769
132,581		Serco Group plc	1,200
1,052,000		Shui On Construction	2,367
62,842		SNC-Lavalin Group, Inc	1,800
55,584		WorleyParsons Ltd	1,250
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	80,639

FABRICATED METAL PRODUCTS - 0.29%
178,253		Amcor Ltd	1,089
26,170		Ball Corp	1,200
19,501		Bharat Heavy Electricals	1,015
350,000	*	Crown Holdings, Inc	8,561
843		Geberit AG.	1,297
16,934		Hitachi Cable Ltd	96
477,324	e	Illinois Tool Works, Inc	24,630
66,839		JS Group Corp	1,449
23,709		Pentair, Inc	739
162,475		Rexam plc	1,759
19,612		Sanwa Shutter Corp	122
52,000		Snap-On, Inc	2,501
42,632		Ssab Svenskt Stal AB (Series A)	1,316
8,520	e	Ssab Svenskt Stal AB (Series B)	245
39,767		Toyo Seikan Kaisha Ltd	801
		TOTAL FABRICATED METAL PRODUCTS	46,820

FOOD AND KINDRED PRODUCTS - 2.62%
153,337		Ajinomoto Co, Inc	1,764
318,251		Anheuser-Busch Cos, Inc	16,059
212,747		Archer Daniels Midland Co	7,808
102,597		Asahi Breweries Ltd	1,646
43,038		Bunge Ltd	3,539
1,895,210		C&C Group plc	28,785
583,908		Cadbury Schweppes plc	7,492
80,335		Campbell Soup Co	3,129

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
5,292	e	Carlsberg A/S (Class B)	$576
17,944		Coca Cola Hellenic Bottling Co S.A.	755
105,070		Coca-Cola Amatil Ltd	748
919,523		Coca-Cola Co	44,137
167,800	e	Coca-Cola Enterprises, Inc	3,398
5,471		Coca-Cola West Japan Co Ltd	119
186,525		ConAgra Foods, Inc	4,646
68,880	e*	Constellation Brands, Inc (Class A)	1,459
21,066	*	Cott Corp	280
8,100	e	Danisco A/S	638
745,318		Diageo plc	15,099
216	e	East Asiatic Co Ltd A.S.	10
17,380	e	Ebro Puleva S.A.	410
160,833		General Mills, Inc	9,364
1,305	e	Givaudan S.A.	1,207
62,473		Greencore Group plc	384
361,683		Groupe Danone	59,089
120,988		H.J. Heinz Co	5,701
94,301		Heineken NV	4,933
58,680	e	Hershey Co	3,207
6,890		House Foods Corp	118
58,696		Iaws Group plc	1,364
102,969		InBev NV	7,435
228,554	e	Ito En Ltd	7,448
405,589		J Sainsbury plc	4,386
14,266,876		JG Summit Holdings	3,770
75,494		Kaneka Corp	720
12,018		Katokichi Co Ltd	76
95,357	e	Kellogg Co	4,904
71,612		Kerry Group plc (Class A)	1,990
14,795		Kikkoman Corp	190
197,902		Kirin Brewery Co Ltd	2,858
189,257	e	Kraft Foods, Inc (Class A)	5,992
60,257		Lion Nathan Ltd	431
34,019	e	McCormick & Co, Inc	1,310
65,630		Meiji Dairies Corp	515
29,763		Meiji Seika Kaisha Ltd	138
85,460		Nestle S.A.	33,283
24,264		Nichirei Corp	142
43,357		Nippon Meat Packers, Inc	530
48,089		Nisshin Seifun Group, Inc	489
22,371		Nissin Food Products Co Ltd	820
107,740		Olam International Ltd	217
1,174,328		PepsiCo, Inc	74,640
25,571		Pernod-Ricard S.A.	5,186
3,077,884		Petra Foods Ltd	3,408
10,373		Q.P. Corp	94
185,381		Royal Numico NV	9,561
70,338	e	Sampo Oyj (A Shares)	2,135
24,855		Sapporo Holdings Ltd	175
13,504		Saputo, Inc	540
202,102	e	Sara Lee Corp	3,420
223,457		Scottish & Newcastle plc	2,645
5,153		Suedzucker AG.	98
302,076		Swire Pacific Ltd (Class A)	3,391
17,692	e	Takara Holdings, Inc	125

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
136,546		Tate & Lyle plc	$1,545
121,393	*	Total Produce plc	135
9,099		Toyo Suisan Kaisha Ltd	179
66,422		Tyson Foods, Inc (Class A)	1,289
2,509,082		Universal Robina Corp	897
75,787		Want Want Holdings Ltd	148
52,105	e	Wrigley (Wm.) Jr Co	2,654
26,526		Yakult Honsha Co Ltd	678
10,918		Yamazaki Baking Co Ltd	100
		TOTAL FOOD AND KINDRED PRODUCTS	418,551

FOOD STORES - 0.73%
58,100		Alimentation Couche Tard, Inc (Class B)	1,215
169,388		Carrefour S.A.	12,389
233,363		Coles Myer Ltd	3,068
8,970		Colruyt S.A.	2,053
43,322		Delhaize Group	3,982
6,055		FamilyMart Co Ltd	168
21,604		George Weston Ltd	1,327
217,375		Goodman Fielder Ltd	429
453		Jeronimo Martins SGPS S.A.	12
10,895	e	Kesko Oyj (B Shares)	581
544,572	*	Koninklijke Ahold NV	6,365
465,149		Kroger Co	13,140
15,890		Lawson, Inc	611
37,873		Loblaw Cos Ltd	1,509
206,836		Seven & I Holdings Co Ltd	6,301
9,588		Sonae SPGS S.A.	22
54,134	e	Supervalu, Inc	2,115
6,268,098		Tesco plc	54,797
34,203		Whole Foods Market, Inc	1,534
246,587		Woolworths Ltd	5,425
		TOTAL FOOD STORES	117,043

FORESTRY - 0.03%
57,982	e	Weyerhaeuser Co	4,333
		TOTAL FORESTRY	4,333

FURNITURE AND FIXTURES - 0.09%
15,842	e	Hillenbrand Industries, Inc	941
71,832	e	Johnson Controls, Inc	6,797
51,484	e	Leggett & Platt, Inc	1,167
140,815		Masco Corp	3,858
75,841	*	MFI Furniture plc	232
9,032		Neopost S.A.	1,291
		TOTAL FURNITURE AND FIXTURES	14,286

FURNITURE AND HOMEFURNISHINGS STORES - 0.12%
74,398	e*	Bed Bath & Beyond, Inc	2,989
52,857	e	Circuit City Stores, Inc	979
511,698		DSG International plc	1,712
1,003,416		Harvey Norman Holdings Ltd	3,832
147,170		Kesa Electricals plc	982
20,331	e*	Mohawk Industries, Inc	1,668
3,473		Nitori Co Ltd	173
4,591		Shimachu Co Ltd	136

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
27,732	e	Williams-Sonoma, Inc	$983
61,281		Yamada Denki Co Ltd	5,710
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	19,164

GENERAL BUILDING CONTRACTORS - 0.55%
119,162		Balfour Beatty plc	1,119
76,127		Barratt Developments plc	1,655
15,000	e	Beazer Homes USA, Inc	435
31,467		Bellway plc	985
297,215		Berkeley Group Holdings plc	9,218
8,640		Bilfinger Berger AG.	786
35,161	e	Centex Corp	1,469
144,359		Cheung Kong Infrastructure Holdings Ltd	503
290,955		CRH plc	12,430
20,643		Daito Trust Construction Co Ltd	972
305,840		Daiwa House Industry Co Ltd	5,017
102,199	e	DR Horton, Inc	2,248
78,061		Fletcher Building Ltd	613
109,825		George Wimpey plc	1,373
1,386,305	*	Haseko Corp	5,059
1,419		Hellenic Technodomiki Tev S.A.	21
11,479		Hochtief AG.	1,164
1,628,869		IJM Corp BHD	4,075
9,014	e	Imerys S.A.	837
12,029,992	*	Italian-Thai Development PCL	1,684
226,104		Kajima Corp	1,155
84,398	e	KB Home	3,601
62,676		Keppel Land Ltd	392
27,810		Leighton Holdings Ltd	754
73,856		Lend Lease Corp Ltd	1,195
48,153	e	Lennar Corp (Class A)	2,033
5,302	e*	NVR, Inc	3,526
161,977		Obayashi Corp	1,045
78,369		Persimmon plc	2,168
57,737	e	Pulte Homes, Inc	1,528
115,271		Sekisui Chemical Co Ltd	919
132,826		Sekisui House Ltd	2,067
14,400,000		Shanghai Forte Land Co	6,026
148,452		Shimizu Corp	911
106,157		Skanska AB (B Shares)	2,364
240,136	e	Taisei Corp	890
164,350		Taylor Woodrow plc	1,583
314		Technical Olympic S.A.	1
7,414		Titan Cement Co S.A.	400
20,844	e	Toda Corp	100
104,466	*	Toll Brothers, Inc	2,860
20,840		YIT OYJ	718
		TOTAL GENERAL BUILDING CONTRACTORS	87,899

GENERAL MERCHANDISE STORES - 1.00%
290,301		Aeon Co Ltd	5,789
136,000	e*	Big Lots, Inc	4,254
245,803		Costco Wholesale Corp	13,234
54,520	e	Daimaru, Inc	706
70,980		Dollar General Corp	1,501
37,864		Family Dollar Stores, Inc	1,122

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
323,937		Federated Department Stores, Inc	$14,593
13,973		Hankyu Department Stores, Inc	130
638,000	*	Intime Department Store Group Co Ltd	518
205,113		Isetan Co Ltd	3,577
136,836		JC Penney Co, Inc	11,242
136,386		Keio Corp	948
407,914	e	Kintetsu Corp	1,284
471,635		Marks & Spencer Group plc	6,279
77,909		Marui Co Ltd	955
40,191		Mitsukoshi Ltd	185
18,741		PPR	2,997
3,497		Shinsegae Co Ltd	2,007
69,162		Takashimaya Co Ltd	852
249,389		Target Corp	14,779
386,163	e	TJX Cos, Inc	10,411
914,051	e	Tokyu Corp	7,121
40,220		UNY Co Ltd	552
1,184,366		Wal-Mart Stores, Inc	55,606
480		Warehouse Group Ltd	2
		TOTAL GENERAL MERCHANDISE STORES	160,644

HEALTH SERVICES - 0.83%
134,808		AmerisourceBergen Corp	7,111
37,641		Cigna Corp	5,370
4,414		Coloplast A/S (Class B)	375
27,308	e*	Community Health Systems, Inc	963
18,377	e*	Covance, Inc	1,090
224,988	e*	Coventry Health Care, Inc	12,611
145,371	e*	DaVita, Inc	7,751
30,369	*	Express Scripts, Inc	2,451
144,082		Fraser and Neave Ltd	484
16,805		Fresenius Medical Care AG.	2,445
50,430		Getinge AB (B Shares)	1,148
73,125	e	Health Management Associates, Inc (Class A)	795
948,100	e*	Healthsouth Corp	19,920
43,421		Intertek Group plc	775
33,008	e*	Laboratory Corp of America Holdings	2,397
26,495	*	Lincare Holdings, Inc	971
226,951	e	McKesson Corp	13,286
60,430	*	MDS, Inc	1,144
173,982	*	Medco Health Solutions, Inc	12,619
35,552		Mindray Medical International Ltd (ADR)	846
120,000	e*	Nektar Therapeutics	1,567
34,902	e	Omnicare, Inc	1,388
1,682,183		Parkway Holdings Ltd	3,637
54,511		Sonic Healthcare Ltd	650
1,655	e	Straumann Holding AG.	475
144,801	e*	Tenet Healthcare Corp	931
25,241	e*	Triad Hospitals, Inc	1,319
338,272	*	WellPoint, Inc	27,434
		TOTAL HEALTH SERVICES	131,953

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.17%
82,016	e	Abertis Infraestructuras S.A.	2,635
88,704	e	ACS Actividades Cons y Servicios S.A.	5,386
42,904		Biffa plc	290

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,440,864		Bouygues S.A.	$111,348
352,736	e	Chiyoda Corp	7,738
16,411		Fomento de Construcciones y Contratas S.A.	1,687
871,800		Gamuda BHD	2,017
22,667	e	Grupo Ferrovial S.A.	2,294
25,160		GS Engineering & Construction Corp	2,252
155,000	e	Macquarie Infrastructure Co Trust	6,091
128,849		Multiplex Group	466
26,966		Nishimatsu Construction Co Ltd	87
17,403	e	Okumura Corp	95
171,353	e	Transurban Group	1,076
281,660		Vinci S.A.	43,653
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	187,115

HOLDING AND OTHER INVESTMENT OFFICES - 4.31%
128,842		3i Group plc	2,880
41,528	e	Allied Capital Corp	1,196
28,215		AMB Property Corp	1,659
208,319		Amvescap plc	2,296
46,038	e	Apartment Investment & Management Co (Class A)	2,656
28,700		ARC Energy Trust	528
89,014	e	Archstone-Smith Trust	4,832
32,726		AvalonBay Communities, Inc	4,254
56,221		Boston Properties, Inc	6,600
145,574		Brookfield Asset Management, Inc (Class A)	7,608
16,696	e	Camden Property Trust	1,174
168,956		CapitaCommercial Trust	310
2,161,771		CapitaMall Trust	5,358
279,092		CFS Gandel Retail Trust	501
400	*	CFS Retail Property Trust	1
18,315		CI Financial Income Fund	438
73,501		Commonwealth Property Office Fund	82
27,628	e	Crescent Real Estate Equities Co	554
28,054	e	Developers Diversified Realty Corp	1,765
85,000	e	Douglas Emmett, Inc	2,170
38,886		Duke Realty Corp	1,690
149,112	e	Equity Residential	7,192
22,677		Fabege AB	570
15,856	e	Federal Realty Investment Trust	1,437
79,486	e	General Growth Properties, Inc	5,132
397,753		GPT Group	1,590
20,536		Great Portland Estates plc	314
41,343		Groupe Bruxelles Lambert S.A.	4,837
75	*	Groupe Bruxelles Lambert S.A.	-	^
74,717		Health Care Property Investors, Inc	2,692
186,518	e	Host Marriott Corp	4,907
46,059	*	Immoeast AG	689
42,747		ING Industrial Fund	82
3,923,800	*	iShares MSCI EAFE Index Fund	299,229
104,794	e	iStar Financial, Inc	4,908
3,276		Jafco Co Ltd	181
124		Japan Prime Realty Investment Corp	545
98		Japan Real Estate Investment Corp	1,297
87		Japan Retail Fund Investment Corp	856
137,180		JFE Holdings, Inc	8,114
81,173		Kimco Realty Corp	3,956

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
8,446		Kiwi Income Property Trust	$10
2,390,100		KLCC Property Holdings BHD	2,378
131,262		Land Securities Group plc	5,528
22,298		Liberty Property Trust	1,086
694,478		Link Real Estate Investment Trust	1,671
18,994	e	Macerich Co	1,754
15,920	e	Macquarie Communications Infrastructure Group	84
544,700		Macquarie Infrastructure Group	1,692
405,015		Macquarie Office Trust	496
502,838		Man Group plc	5,492
49,459	*	Meinl European Land Ltd	1,376
427		New City Residence Investment Corp	2,511
113		Nippon Building Fund, Inc	1,870
5,042		Nobel Biocare Holding AG.	1,838
355,241		Noble Group Ltd	351
61		Nomura Real Estate Office Fund, Inc	782
289		NTT Urban Development Corp	677
785,000		NWS Holdings Ltd	2,110
106,710	e	Plum Creek Timber Co, Inc	4,207
23,600		PrimeWest Energy Trust	464
89,998	e	Prologis	5,844
9,959		PSP Swiss Property AG.	607
65,119	e	Public Storage, Inc	6,165
56,486	e*	Realogy Corp	1,673
5,540,000	*	Regal Real Estate Investment Trust	1,907
15,035		Regency Centers Corp	1,256
18,791		Rodamco Europe NV	2,612
35,776	e	Sacyr Vallehermoso S.A.	2,004
134,304		Simon Property Group, Inc	14,941
21,392		SL Green Realty Corp	2,935
185,410	e*	Softbank Corp	4,767
553,354		Spazio Investment NV	11,088
1,305,400	e	SPDR Trust Series 1	185,367
174,076		Suntec Real Estate Investment Trust	227
48,000	e	Taubman Centers, Inc	2,784
38,279	e	UDR, Inc	1,172
73,896		Virgin Media, Inc	1,866
59,841		Vornado Realty Trust	7,141
396,785		Wharf Holdings Ltd	1,473
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	689,286

HOTELS AND OTHER LODGING PLACES - 2.31%
2,066,486	e	Accor S.A.	197,486
3,720,000		Banyan Tree Holdings Ltd	5,370
15,800	e	Choice Hotels International, Inc	560
7,578		Four Seasons Hotels, Inc	604
600,996	*	Genting BHD	6,910
1,351,608		Hilton Hotels Corp	48,604
19,437,530		Hongkong & Shanghai Hotels	30,698
576,531		Indian Hotels Co Ltd	1,936
98,981		Intercontinental Hotels Group plc	2,446
38,027	*	Las Vegas Sands Corp	3,294
91,717		Marriott International, Inc (Class A)	4,490
33,341	*	MGM Mirage	2,318
9,203,338		Minor International PCL	2,892
15,628		NH Hoteles S.A.	357

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
12,073	v*	NH Hoteles S.A.	$1
267,291		Orient-Express Hotels Ltd (Class A)	15,989
1,293,977	e	Rezidor Hotel Group AB	10,377
10,091,437		Shangri-La Asia Ltd	24,978
57,317		Starwood Hotels & Resorts Worldwide, Inc	3,717
34,015		Station Casinos, Inc	2,945
89,284		United Overseas Land Ltd	300
52,091	*	Wyndham Worldwide Corp	1,779
13,616	e	Wynn Resorts Ltd	1,292
		TOTAL HOTELS AND OTHER LODGING PLACES	369,343

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.97%
184,434		3M Co	14,096
26,752		Alfa Laval AB	1,387
823,044	*	Alstom RGPT	106,812
91,498		Amada Co Ltd	1,046
6,103	e	Amano Corp	75
64,637	e	American Standard Cos, Inc	3,427
1,616		Andritz AG.	405
636,458		Applied Materials, Inc	11,660
173,000		ARRK Corp	2,089
56,013		ASM Pacific Technology	330
188,516	*	ASML Holding NV	4,656
94,619	e	Atlas Copco AB (A Shares)	3,144
58,928	e	Atlas Copco AB (B Shares)	1,878
16,215	e	Black & Decker Corp	1,323
320,219	*	Brambles Ltd	3,526
731,854		Canon, Inc	39,313
5,974		Cargotec Corp (B Shares)	361
59,540	e	Casio Computer Co Ltd	1,304
380,579		Caterpillar, Inc	25,510
17,406		CDW Corp	1,069
46,289	*	Charter plc	808
338,176		Citizen Watch Co Ltd	3,174
46,902	e	Cummins, Inc	6,788
8,000		Daifuku Co Ltd	116
59,505		Daikin Industries Ltd	2,070
157,186		Deere & Co	17,077
814,517	*	Dell, Inc	18,905
123,256		Dover Corp	6,016
51,135		Eaton Corp	4,273
35,890	e	Ebara Corp	170
945,942	*	EMC Corp	13,101
72,423		FKI plc	166
16,713	e*	FMC Technologies, Inc	1,166
536,728		FUJIFILM Holdings Corp	21,954
5,166,121		General Electric Co	182,674
6,205		Glory Ltd	121
33,664	e*	Grant Prideco, Inc	1,678
13,513		Heidelberger Druckmaschinen	619
1,427,908		Hewlett-Packard Co	57,316
24,522		Hitachi Construction Machinery Co Ltd	664
75,138		Husqvarna AB (B Shares)	1,240
93,982		IMI plc	1,073
111,795		Ingersoll-Rand Co Ltd (Class A)	4,849
819,735		International Business Machines Corp	77,268

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
91,310		International Game Technology	$3,687
1,025,114	e	Ishikawajima-Harima Heavy Industries Co Ltd	4,263
2,965		Itochu Techno-Science Corp	142
54,720	e	Jabil Circuit, Inc	1,172
1,186,737	e	Japan Steel Works Ltd	14,270
42,294		Joy Global, Inc	1,814
365,556		Komatsu Ltd	7,693
5,686		Komori Corp	132
120,342		Konica Minolta Holdings, Inc	1,581
276,546		Kubota Corp	2,424
28,321		Kurita Water Industries Ltd	685
37,492	*	Lam Research Corp	1,775
110,961	e*	Lexmark International, Inc (Class A)	6,487
36,787	*	Logitech International S.A.	1,022
27,071		Makita Corp	1,004
120,981		Meggitt plc	711
21,127		Metso Oyj	1,116
2,017,506		Mitsubishi Heavy Industries Ltd	13,046
814,709	e	Mitsui & Co Ltd	15,210
177,875	e	Mitsui Engineering & Shipbuilding Co Ltd	753
17,241	e	Mitsumi Electric Co Ltd	571
118,037	e	Modec, Inc	3,346
97,948		NTN Corp	848
15,056		OCE NV	276
19,198	e*	Ocean RIG ASA	131
54,368	e*	Oki Electric Industry Co Ltd	105
15,000		Okuma Holdings, Inc	175
7,800		OSG Corp	118
35,274		Pall Corp	1,340
43,439	e	Parker Hannifin Corp	3,749
8,361		Rheinmetall AG.	775
42,558		Rockwell Automation, Inc	2,548
13,038,681		Rolls-Royce Group plc (B Shares)	26
47,153	e	Safran S.A.	1,151
93,101	e*	SanDisk Corp	4,078
284,512		Sandvik AB	5,052
28,176		Scania AB (B Shares)	2,211
190,518	e	Seagate Technology, Inc	4,439
26,262	m,v*	Seagate Technology, Inc	-	^
34,473	e	Seiko Epson Corp	1,015
1,411		SIG Holding AG.	504
114,472		SKF AB (B Shares)	2,381
13,388		SMC Corp	1,796
52,523	e	Smith International, Inc	2,524
8,436	e	Solarworld AG.	655
132,217	e*	Solectron Corp	416
15,077	e	SPX Corp	1,058
40,037	e	Stanley Works	2,216
776		Sulzer AG.	1,090
143,821		Sumitomo Heavy Industries Ltd	1,433
29,872		Technip S.A.	2,192
331,914		Techtronic Industries Co	400
47,164	*	Terex Corp	3,385
29,898		THK Co Ltd	704
40,781		Tokyo Electron Ltd	2,852
3,300		Tokyo Seimitsu Co Ltd	112

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
18,770	e	Tomra Systems ASA	$135
727,542	e	Toshiba Corp	4,859
51,462		Toyota Tsusho Corp	1,315
1,357	e*	Unaxis Holding AG.	824
35,027	e*	Varian Medical Systems, Inc	1,670
30,675	*	Vestas Wind Systems A/S	1,719
10,601	e	Wartsila Oyj (B Shares)	656
85,073	*	Western Digital Corp	1,430
7,302		Wincor Nixdorf AG.	681
53,933		Yokogawa Electric Corp	827
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	795,472

INSTRUMENTS AND RELATED PRODUCTS - 1.75%
247,874	*	Agilent Technologies, Inc	8,351
128,057		Applera Corp (Applied Biosystems Group)	3,787
900,426		BAE Systems plc	8,151
27,484	e	Bard (C.R.), Inc	2,185
15,006	e	Bausch & Lomb, Inc	768
234,337		Baxter International, Inc	12,343
15,132		Beckman Coulter, Inc	967
131,593		Becton Dickinson & Co	10,118
63,200		Biomet, Inc	2,685
522,567	*	Boston Scientific Corp	7,598
11,263		Cochlear Ltd	590
12,659	e	Cooper Cos, Inc	615
97,602		Danaher Corp	6,974
41,209		Dentsply International, Inc	1,350
155,752	e	Eastman Kodak Co	3,514
10,773		Elekta AB	194
107,472		Finmeccanica S.p.A.	3,232
222,210	*	Invensys plc	1,270
1,330,419		Johnson & Johnson	80,171
9,324		Keyence Corp	2,104
141,037		Kla-Tencor Corp	7,520
45,007		Luxottica Group S.p.A.	1,435
413,260		Medtronic, Inc	20,274
15,520	e*	Millipore Corp	1,125
73,020		Nikon Corp	1,540
83,175		Nippon Electric Glass Co Ltd	1,458
56,512		Olympus Corp	1,933
1,204,301		PCCW Ltd	723
9,903		Phonak Holding AG.	758
58,987		Pitney Bowes, Inc	2,677
32,969	*	Qiagen NV	560
1,035,380	e*	Resmed, Inc	5,227
59,983		Rockwell Collins, Inc	4,015
20,376		Roper Industries, Inc	1,118
262,715		Smith & Nephew plc	3,340
129,794	*	St. Jude Medical, Inc	4,882
102,977		Stryker Corp	6,829
8,541		Swatch Group AG.	2,258
103,133		Swatch Group AG.	5,512
10,126		Synthes, Inc	1,250
202,429	*	Teradyne, Inc	3,348
248,012		Terumo Corp	9,660
358,339	*	Thermo Electron Corp	16,752

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
26,684	e*	Waters Corp	$1,548
4,712	*	William Demant Holding	418
532,291	*	Xerox Corp	8,990
94,626	e*	Zimmer Holdings, Inc	8,082
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	280,199

INSURANCE AGENTS, BROKERS AND SERVICE - 1.07%
152,356	e	AON Corp	5,783
30,560	e	Brown & Brown, Inc	827
337,315		FBD Holdings plc	17,573
196,331		Hartford Financial Services Group, Inc	18,765
1,747,779		HBOS plc	36,010
2,329,425		Marsh & McLennan Cos, Inc	68,229
4,692		MLP AG.	118
688,504		QBE Insurance Group Ltd	17,570
290,238		Suncorp-Metway Ltd	4,885
293,474		Unipol S.p.A.	1,072
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	170,832

INSURANCE CARRIERS - 6.30%
73,258	e	ABC Learning Centres Ltd	432
229,558		ACE Ltd	13,099
1,553,100		Admiral Group plc	35,116
509,647		Aegon NV	10,158
694,671		Aetna, Inc	30,420
227,315		Aflac, Inc	10,697
138,053		Alleanza Assicurazioni S.p.A	1,762
224,219		Allianz AG.	46,039
158,564		Allstate Corp	9,523
27,936		Ambac Financial Group, Inc	2,413
12,000		American Financial Group, Inc	408
891,221		American International Group, Inc	59,908
54,000	*	AMERIGROUP Corp	1,642
1,018,664		AMP Ltd	8,563
171,128		Aspen Insurance Holdings Ltd	4,485
313,039		Assicurazioni Generali S.p.A.	13,315
715,147		Aviva plc	10,534
1,149,583		AXA Asia Pacific Holdings Ltd	6,716
1,508,300	e	AXA S.A.	63,951
309,643		Axis Capital Holdings Ltd	10,484
1,234,548		China Life Insurance Co Ltd	3,547
149,927		Chubb Corp	7,747
43,909		Cincinnati Financial Corp	1,862
2,205,408		Citigroup, Inc	113,226
12,412	e	CNP Assurances	1,445
109	e	Codan A/S	10
1,313,557	*	Conseco, Inc	22,725
203,897		Corp Mapfre S.A.	1,046
1,114,326		Credit Suisse Group	79,965
123,091		Everest Re Group Ltd	11,838
6,056		Fairfax Financial Holdings Ltd	1,364
54,766	e	Fidelity National Title Group, Inc (Class A)	1,315
30,987	e	First American Corp	1,572
24,108		Fondiaria-Sai S.p.A	1,107
472,809		Friends Provident plc	1,791
513,987		Genworth Financial, Inc (Class A)	17,959

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
111,277		Great-West Lifeco, Inc	$3,354
30,645	e*	Health Net, Inc	1,649
94,000	*	Humana, Inc	5,454
655,321		ING Groep NV	27,707
355,083		Insurance Australia Group Ltd	1,684
150,240		Irish Life & Permanent plc	4,124
102,978		KBC Groep NV	12,808
46,742	e	Leucadia National Corp	1,375
100,028	e	Lincoln National Corp	6,781
112,900		Loews Corp	5,129
651,210		Manulife Financial Corp	22,393
35,899		MBIA, Inc	2,351
83,214	e	Mediolanum S.p.A.	675
310,103		Metlife, Inc	19,583
23,529	e	MGIC Investment Corp	1,386
344,202		Millea Holdings, Inc	12,735
302,671		Mitsui Sumitomo Insurance Co Ltd	3,799
47,701		Muenchener Rueckver AG.	8,068
1,452,880		Old Mutual plc	4,692
57,482		Old Republic International Corp	1,271
108,520	e	OneBeacon Insurance Group Ltd	2,713
68,944		PartnerRe Ltd	4,725
28,000	*	Philadelphia Consolidated Holding Co	1,232
20,607	e	PMI Group, Inc	932
141,125		Power Corp Of Canada	4,545
102,945		Power Financial Corp	3,476
158,001		Principal Financial Group	9,460
195,433	e	Progressive Corp	4,264
262,651		Prudential Financial, Inc	23,707
681,716		Prudential plc	9,625
139,737		Radian Group, Inc	7,669
18,503	e	RenaissanceRe Holdings Ltd	928
191,091		Resolution plc	2,333
831,207		Royal & Sun Alliance Insurance Group plc	2,650
30,856	e	Safeco Corp	2,050
12,472	*	Samsung Fire & Marine Insurance Co Ltd	2,088
33,272	e	SCOR	899
209,709		Sompo Japan Insurance, Inc	2,614
587,499		Standard Life plc	3,653
58,869		Storebrand ASA	943
239,110		Sun Life Financial, Inc	10,877
71,602	e	Swiss Reinsurance Co	6,541
122,166		T&D Holdings, Inc	8,428
2,991	*	Topdanmark A/S	579
25,462	e	Torchmark Corp	1,670
424,754		Travelers Cos, Inc/The	21,989
4,507	e	TrygVesta A.S.	373
460,969		UnitedHealth Group, Inc	24,418
145,235		UnumProvident Corp	3,345
202,391		W.R. Berkley Corp	6,703
42,000	e*	WellCare Health Plans, Inc	3,580
5,220		Wiener Staedtische Allgemeine Versicherung AG.	370
176,170	e	XL Capital Ltd (Class A)	12,325
210,488		Zurich Financial Services AG.	60,757
		TOTAL INSURANCE CARRIERS	1,007,663

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
680,730	e*	PAN Fish ASA	$800
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	800

LEATHER AND LEATHER PRODUCTS - 0.14%
47,003		Adidas-Salomon AG.	2,570
170,795	*	Coach, Inc	8,548
18,110		Hermes International	2,506
69,351		LVMH Moet Hennessy Louis Vuitton S.A.	7,694
215,781		Yue Yuen Industrial Holdings	732
		TOTAL LEATHER AND LEATHER PRODUCTS	22,050

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
49,714	e	Brisa-Auto Estradas de Portugal S.A.	652
308,400		ComfortDelgro Corp Ltd	405
105,581	e	Keihin Electric Express Railway Co Ltd	810
28,772		Keisei Electric Railway Co Ltd	186
100,987		SMRT Corp Ltd	99
204,521	e	Tobu Railway Co Ltd	982
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	3,134

LUMBER AND WOOD PRODUCTS - 0.00%**
13,856		Nobia AB	568
839	*	Sonae Industria SGPS S.A.	10
		TOTAL LUMBER AND WOOD PRODUCTS	578

METAL MINING - 2.26%
49,857		Agnico-Eagle Mines Ltd	1,763
239,057		Alumina Ltd	1,414
2,479,111		Anglo American plc	130,598
359,295		Barrick Gold Corp	10,251
45	*	Barrick Gold Corp	1
1,827,441		BHP Billiton Ltd	44,195
81,569		Boliden AB	1,799
146,470		Cameco Corp	6,001
1,256,400	e	Cameco Corp	51,437
143,250		Companhia Vale do Rio Doce (ADR)	5,299
98,700	*	Eldorado Gold Corp	577
22,929		First Quantum Minerals Ltd	1,527
150,958	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	9,992
292,496		Goldcorp, Inc	7,020
12,065	e	Iluka Resources Ltd	57
100,797	*	Ivanhoe Mines Ltd	1,179
237,345	*	Kinross Gold Corp	3,277
47,700	*	Lundin Mining Corp	531
42,261	*	Meridian Gold, Inc	1,079
35,761		MMC Norilsk Nickel (ADR)	6,795
68,525		Newcrest Mining Ltd	1,319
121,803	e	Newmont Mining Corp	5,115
1,147,400	e	Oxiana Ltd	2,609
503,368	e*	Paladin Resources Ltd	3,963
20,900	*	PAN American Silver Corp	618
430,199	e*	Polyus Gold (ADR)	20,693
58,406	e	Rio Tinto Ltd	3,724
280,654		Rio Tinto plc	16,027
5,174,000		Straits Asia Resources Ltd	3,547

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
4,600		Sumitomo Titanium Corp	$511
87,795		Teck Cominco Ltd (Class B)	6,121
13,862		Umicore	2,465
128,614	e	Yamana Gold, Inc	1,859
603,202	e	Zinifex Ltd	7,701
		TOTAL METAL MINING	361,064

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
3,507	e	Aderans Co Ltd	85
789		Amer Sports Oyj	17
48,650		Bulgari S.p.A.	703
41,666	e	Fortune Brands, Inc	3,284
31,922		Futuris Corp Ltd	56
124,067		Hasbro, Inc	3,551
137,146	e	Mattel, Inc	3,781
52,348		Namco Bandai Holdings, Inc	817
13,429		Sankyo Co Ltd	590
721,563		Tyco International Ltd	22,765
43,975		Yamaha Corp	982
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	36,631

MISCELLANEOUS RETAIL - 0.84%
151,035	e*	Amazon.com, Inc	6,010
390,111		Best Buy Co, Inc	19,006
4,340		Circle K Sunkus Co Ltd	81
111,258		Compagnie Financiere Richemont AG.	6,221
799,998	e	CVS Corp	27,312
43,883		DCC plc	1,545
2,460		Douglas Holding AG.	144
7,400		EDION Corp	103
69		Folli-Follie S.A.	2
49,124		HMV Group plc	107
244,732		Home Retail Group	2,138
1,022,766		Hutchison Whampoa Ltd	9,837
105	e	Index Corp	55
41,636		Jean Coutu Group, Inc (Class A)	520
14,628	*	KarstadtQuelle AG.	539
3,962	e	Matsumotokiyoshi Co Ltd	91
63,355		Next plc	2,804
221,343		Nippon Mining Holdings, Inc	1,910
183,234	*	Office Depot, Inc	6,439
13,000	e	OfficeMax, Inc	686
175,651		Origin Energy Ltd	1,280
26,059		Pacific Brands Ltd	65
40,926		Petsmart, Inc	1,349
2,294		Ryohin Keikaku Co Ltd	145
769		Sanoma-WSOY Oyj	23
49,427	e*	Sears Holdings Corp	8,905
80,494		Shoppers Drug Mart Corp	3,566
478,887		Signet Group plc	1,183
433,774	e	Staples, Inc	11,209
36,403	e	Tiffany & Co	1,656
346,042		Walgreen Co	15,880
138,710		Xebio Co Ltd	3,873
		TOTAL MISCELLANEOUS RETAIL	134,684

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
MOTION PICTURES - 0.67%
14,600		Astral Media, Inc	$508
337,743		CBS Corp (Class B)	10,332
68,353	e*	Discovery Holding Co (Class A)	1,308
830,072		News Corp (Class A)	19,191
123,460	e	News Corp (Class B)	3,021
5,184	*	Premiere AG.	113
2,053,960		Time Warner, Inc	40,504
63,700	e	Toei Animation Co Ltd	1,784
35,480		Toho Co Ltd	692
871,504		Walt Disney Co	30,006
		TOTAL MOTION PICTURES	107,459

NONDEPOSITORY INSTITUTIONS - 1.00%
10,062		Acom Co Ltd	428
471,203	e	Aeon Credit Service Co Ltd	7,941
534,828		Aeon Thana Sinsap Thailand PCL	703
101,704	e	Aiful Corp	3,150
43,983	e	American Capital Strategies Ltd	1,949
409,592		American Express Co	23,101
1,100,261		Bursa Malaysia BHD	3,532
147,016		Capital One Financial Corp	11,094
100,833		Cattles plc	813
635,755	e	Challenger Financial Services Group Ltd	2,454
71,084		CIT Group, Inc	3,762
66,890		Collins Stewart plc	335
33,000	e*	CompuCredit Corp	1,030
222,139		Countrywide Financial Corp	7,473
108,836		Credit Saison Co Ltd	3,584
7,976	e	D Carnegie AB	166
228,440		Deutsche Postbank AG.	19,918
4,003,500		ECM Libra Avenue BHD	1,007
423,456		Fannie Mae	23,112
288,794	e	Freddie Mac	17,180
4,402		Hitachi Capital Corp	88
725,000		Hong Leong Finance Ltd	1,931
31,083		Hypo Real Estate Holding AG.	1,982
134,758		ICAP plc	1,407
49,845		IGM Financial, Inc	2,109
124,000		Japan Securities Finance Co Ltd	1,883
644	e	Kenedix, Inc	3,290
2,365,192		Kim Eng Holdings Ltd	2,494
1,046,500		Krungthai Card PCL	747
5,352,678	e	Nissin Co Ltd	3,180
8,407		Perpetual Trustees Australia Ltd	528
20,274		Promise Co Ltd	764
71,410		Provident Financial plc	1,130
541		SFCG Co Ltd	96
110,648		SLM Corp	4,525
27,764	e	Takefuji Corp	1,114
66,560		Tullett Prebon plc	633
		TOTAL NONDEPOSITORY INSTITUTIONS	160,633

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
16,872		Aber Diamond Corp	629
377,663		Itochu Corp	3,743

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
35,664	e	Solvay S.A.	$5,481
43,025	e	Vulcan Materials Co	5,012
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	14,865

OIL AND GAS EXTRACTION - 2.73%
50,151		Acergy S.A.	1,071
42,930		Aker Kvaerner ASA	968
118,489		Anadarko Petroleum Corp	5,093
8,516,000		Apexindo Pratama Duta PT	1,661
204,684	e	Baker Hughes, Inc	13,536
933,311		BG Group plc	13,462
78,806	e	BJ Services Co	2,199
61,266	*	Cameron International Corp	3,847
223,491		Canadian Natural Resources Ltd	12,341
95,740		Canadian Oil Sands Trust	2,343
88,900		Canetic Resources Trust	1,150
120,766	e	Chesapeake Energy Corp	3,729
30,944	e	Cimarex Energy Co	1,146
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	-	^
212,566	e*	Denbury Resources, Inc	6,332
87,256	e*	DET Norske Oljeselskap	157
18,315		Diamond Offshore Drilling, Inc	1,483
12,100	*	Duvernay Oil Corp	406
125,000	*	Electromagnetic GeoServices AS	2,992
339,029		EnCana Corp	17,150
51,188		Enerplus Resources Fund	2,159
39,987		ENSCO International, Inc	2,175
37,800		Ensign Energy Services, Inc	634
30,257		Equitable Resources, Inc	1,462
64,300	*	First Calgary Petroleums Ltd	283
90,040		GlobalSantaFe Corp	5,554
608,085		Halliburton Co	19,301
47,600		Harvest Energy Trust	1,178
53,097		Husky Energy, Inc	3,710
585		Inpex Holdings, Inc	5,064
500,000	*	Integra Group Holdings (GDR)	9,625
111,300	g,m,v*	KazMunaiGas Exploration Production (GDR)	2,341
61,922	e*	Lundin Petroleum AB	734
79,505	e*	Nabors Industries Ltd	2,359
203,967	*	National Oilwell Varco, Inc	15,867
21,245		Neste Oil Oyj	732
109,069	*	Nexen, Inc	6,681
14,700		Niko Resources Ltd	1,069
35,614		Noble Corp	2,802
71,500	*	OPTI Canada, Inc	1,231
46,065	e	Patterson-UTI Energy, Inc	1,034
98,156		Penn West Energy Trust	2,888
208,172		Petro-Canada	8,141
4,401,366		PetroChina Co Ltd	5,222
44,772	*	Petroleum Geo-Services ASA	1,169
31,324	e	Pioneer Natural Resources Co	1,350
15,000	*	Plains Exploration & Production Co	677
17,900		Precision Drilling Trust	409
434,050	e*	Pride International, Inc	13,065
54,182		ProSafe ASA	829
56,800		Provident Energy Trust	615

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
37,633		Range Resources Corp	$1,257
2,308,800	e*	Renewable Energy Corp A.S.	52,228
29,737	e	Rowan Cos, Inc	965
593,698		Saipem S.p.A.	17,289
119,682		Santos Ltd	983
424,298		Schlumberger Ltd	29,319
12,800	*	SEACOR Holdings, Inc	1,259
59,929	*	SeaDrill Ltd	986
20,795		Singapore Petroleum Co Ltd	66
61,357	*	Southwestern Energy Co	2,514
454,366		Talisman Energy, Inc	7,973
27,855	*	TGS Nopec Geophysical Co ASA	644
795,572		Total S.A.	55,742
107,312	*	Transocean, Inc	8,767
33,500		Trican Well Service Ltd	663
40,528	e*	Ultra Petroleum Corp	2,153
124,100	*	UTS Energy Corp	445
92,022	e*	Weatherford International Ltd	4,150
50,244	*	Western Oil Sands, Inc (Class A)	1,484
196,859		Woodside Petroleum Ltd	6,290
555,375		XTO Energy, Inc	30,440
		TOTAL OIL AND GAS EXTRACTION	437,043

PAPER AND ALLIED PRODUCTS - 0.39%
113,534	*	Abitibi-Consolidated, Inc	317
5,461		Billerud AB	82
21,803	*	Canfor Corp	199
234		Canfor Plus Income Fund	3
70,208	*	Domtar Corp	639
126,522	*	Domtar Corporation	1,178
14,888	e	Holmen AB (B Shares)	613
116,781	e	International Paper Co	4,251
339,805		Kimberly-Clark Corp	23,273
8,367		Kokuyo Co Ltd	111
50		Mayr-Melnhof Karton AG.	11
65,632		MeadWestvaco Corp	2,024
222		Nippon Paper Group, Inc	789
44,759		Norske Skogindustrier ASA	766
186,563		OJI Paper Co Ltd	989
22,978		PaperlinX Ltd	78
285,178	e	Sanrio Co Ltd	4,213
40,542	e*	Smurfit-Stone Container Corp	456
42,000		Sonoco Products Co	1,578
96,204	e	Stora Enso Oyj (R Shares)	1,671
52,847		Svenska Cellulosa AB (B Shares)	2,830
133,120	e	Temple-Inland, Inc	7,953
10,341		Uni-Charm Corp	655
336,710	e	UPM-Kymmene Oyj	8,578
		TOTAL PAPER AND ALLIED PRODUCTS	63,257

PERSONAL SERVICES - 0.05%
38,445	e	Cintas Corp	1,388
21,193		Davis Service Group plc	243
80,811	e	H&R Block, Inc	1,700
1,364,437		Kuala Lumpur Kepong BHD	4,736
		TOTAL PERSONAL SERVICES	8,067

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
PETROLEUM AND COAL PRODUCTS - 4.72%
353,900		Apache Corp	$25,021
9,200		Ashland, Inc	604
5,441,520		BP plc	59,109
378,800	e	BP plc (ADR)	24,527
109,000	e	Cabot Oil & Gas Corp	7,338
878,522		Chevron Corp	64,975
56,000		ConocoPhillips	3,828
151,561		Devon Energy Corp	10,491
2,169,969		ENI S.p.A.	70,613
105,571		EOG Resources, Inc	7,531
2,419,051	d	Exxon Mobil Corp	182,517
1,179		Hellenic Petroleum S.A.	17
89,000		Hess Corp	4,937
132,939		Imperial Oil Ltd	4,928
216,952		Marathon Oil Corp	21,441
360		Motor Oil Hellas Corinth Refineries S.A.	10
33,986	*	Newfield Exploration Co	1,418
205,802	e	Noble Energy, Inc	12,276
1,232,756		Occidental Petroleum Corp	60,787
27,117		OMV AG.	1,708
245,120		Petroleo Brasileiro S.A. (ADR)	24,392
45,192		Premier Farnell plc	182
285,072		Repsol YPF S.A.	9,612
1,749,842		Royal Dutch Shell plc (A Shares)	58,228
770,699		Royal Dutch Shell plc (B Shares)	25,646
13,588		Shell Canada Ltd (Class A)	529
47,166		Showa Shell Sekiyu KK	578
968,621	e	Statoil ASA	26,374
191,423		Suncor Energy, Inc	14,566
74,489	*	Suncor Energy, Inc	5,687
32,512	e	Sunoco, Inc	2,290
50,686	e	Tesoro Corp	5,090
72,353		TonenGeneral Sekiyu KK	808
278,374		Valero Energy Corp	17,952
		TOTAL PETROLEUM AND COAL PRODUCTS	756,010

PIPELINES, EXCEPT NATURAL GAS - 0.07%
169,087		Spectra Energy Corp	4,442
203,283		TransCanada Corp	6,752
		TOTAL PIPELINES, EXCEPT NATURAL GAS	11,194

PRIMARY METAL INDUSTRIES - 1.19%
65,231	e	Acerinox S.A.	1,660
151,939	e*	Alcan, Inc	7,920
229,007		Alcoa, Inc	7,763
9,339	*	Algoma Steel, Inc	423
22,740		Allegheny Technologies, Inc	2,426
5,261	e	Bekaert S.A.	715
879,722		BHP Billiton plc	19,614
148,673		BlueScope Steel Ltd	1,263
6,761		Boehler-Uddeholm AG.	650
590,836	*	Corning, Inc	13,436
250,700		Corus Group plc	2,995
83,698	e	Daido Steel Co Ltd	543

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
68,913		DOWA HOLDINGS CO Ltd	$701
10,913	m,v*	Dowa Mining Co Ltd	-	^
89,108		Fujikura Ltd	628
671,458		Furukawa Electric Co Ltd	4,103
3,282		Hoganas AB (Class B)	83
20,943		IPSCO, Inc	2,749
61,190		Johnson Matthey plc	1,898
702,723		Kobe Steel Ltd	2,833
38,406	*	Lone Star Technologies, Inc	2,536
247,186		Mitsubishi Materials Corp	1,173
144,239		Mitsui Mining & Smelting Co Ltd	792
223,160		Mittal Steel Co NV	11,856
45,308		Nippon Light Metal Co Ltd	128
1,754,818		Nippon Steel Corp	12,330
211,715		Nisshin Steel Co Ltd	913
185,190		Norsk Hydro ASA	6,139
26,632	*	Novelis, Inc	1,180
139,821	e	Nucor Corp	9,106
117,546		OneSteel Ltd	491
16,520	e	Outokumpu Oyj	568
9,546		Salzgitter AG.	1,394
181,056		Sumitomo Electric Industries Ltd	2,753
1,889,614		Sumitomo Metal Industries Ltd	9,766
136,449	e	Sumitomo Metal Mining Co Ltd	2,634
83,368		ThyssenKrupp AG.	4,125
3,000	e	Toho Titanium Co Ltd	147
10,548		Tokyo Steel Manufacturing Co Ltd	155
57,276	e	United States Steel Corp	5,680
170,333	e	Vallourec	43,592
806		Viohalco S.A.	12
14,437		Voestalpine AG.	1,047
		TOTAL PRIMARY METAL INDUSTRIES	190,920

PRINTING AND PUBLISHING - 0.72%
14,160		APN News & Media Ltd	67
20,192		Arnoldo Mondadori Editore S.p.A.	211
140,641		Axel Springer AG.	24,653
156,138		Dai Nippon Printing Co Ltd	2,457
83,077		Daily Mail & General Trust	1,327
20,225		De La Rue plc	285
15,287	e	Dow Jones & Co, Inc	527
23,445		Dun & Bradstreet Corp	2,138
59,987		Emap plc	893
48,750		Eniro AB	616
63,515	e	Gannett Co, Inc	3,575
312,643		Independent News & Media plc	1,420
204,394	e	John Fairfax Holdings Ltd	824
14,415	e	McClatchy Co (Class A)	456
199,854	e	McGraw-Hill Cos, Inc	12,567
31,108	e	New York Times Co (Class A)	731
35,476		PagesJaunes Groupe S.A.	774
224,767		Pearson plc	3,857
288,798		PRONEXUS, Inc	2,867
24,576	*	Quebecor World, Inc	310
78,021	e	R.R. Donnelley & Sons Co	2,855
245,965		Reed Elsevier NV	4,350

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
2,457,992		Reed Elsevier plc	$29,384
12,692		Schibsted ASA	560
262,140		Singapore Press Holdings Ltd	760
93,689		Thomson Corp	3,880
140,540	e	Toppan Printing Co Ltd	1,467
40,895		Tribune Co	1,313
81,166		Trinity Mirror plc	850
70,525		United Business Media plc	1,101
1,460		Washington Post Co (Class B)	1,115
102,573		Wolters Kluwer NV	3,077
216,968		Yell Group plc	2,553
104,600		Yellow Pages Income Fund	1,234
		TOTAL PRINTING AND PUBLISHING	115,054

RAILROAD TRANSPORTATION - 0.47%
145,290		Burlington Northern Santa Fe Corp	11,686
62		Canadian National Railway Co	3
217,381	*	Canadian National Railway Co	9,588
65,663		Canadian Pacific Railway Ltd	3,694
394		Central Japan Railway Co	4,480
315,581		CSX Corp	12,639
854		East Japan Railway Co	6,653
120,480		Firstgroup plc	1,575
147,407		Norfolk Southern Corp	7,459
157,105	e	Odakyu Electric Railway Co Ltd	1,148
148,340		Union Pacific Corp	15,064
426		West Japan Railway Co	1,966
		TOTAL RAILROAD TRANSPORTATION	75,955

REAL ESTATE - 1.79%
240,210	e	Aeon Mall Co Ltd	7,053
4,204,863		Allgreen Properties Ltd	4,850
171,571		Ascendas Real Estate Investment Trust	270
8,079,918		Ayala Land, Inc	2,763
33,444		Bovis Homes Group plc	758
144,717		British Land Co plc	4,351
71,052		Brixton plc	711
59,762		Brookfield Properties Co	2,430
2,291,488		CapitaLand Ltd	12,083
43,642	e	Castellum AB	631
94,103	e*	CB Richard Ellis Group, Inc (Class A)	3,216
173,016		Centro Properties Group	1,219
946	m	Centro Retail Group	1
1,150,897		Cheuk Nang Holdings Ltd	928
487,792		Cheung Kong Holdings Ltd	6,174
86,531		City Developments Ltd	833
2,215		Cofinimmo	461
14,097		Corio NV	1,281
542,265		DB RREEF Trust	757
10,306	v*	Fabege AB	8
40,851,988		Far East Consortium	17,201
3,519	e	Gecina S.A.	654
91,246		Hammerson plc	3,112
739,356		Hang Lung Properties Ltd	2,068
283,459		Henderson Land Development Co Ltd	1,656
203,638		Hopewell Holdings	792

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
203,326		Hysan Development Co Ltd	$553
4,448,700		IGB Corp BHD	3,230
74,160	e*	IMMOFINANZ Immobilien Anlagen AG.	1,189
312,850		Investa Property Group	615
20,209		IVG Immobilien AG.	968
157,721		Kerry Properties Ltd	810
5,209		Klepierre	1,008
38,467		Kungsleden AB	691
6,222,433		Land and Houses PCL	1,182
32,013		Leopalace21 Corp	1,060
75,911		Liberty International plc	1,863
289,241		Macquarie Goodman Group	1,636
101,622,000	*	Megaworld Corp	7,056
13,888		MI Developments, Inc (Class A)	519
196,891		Mirvac Group	835
341,614	e	Mitsubishi Estate Co Ltd	11,219
210,863		Mitsui Fudosan Co Ltd	6,191
833,283		New World Development Ltd	1,890
119,672		ORIX Corp	31,177
1,834		Risa Partners, Inc	5,416
8,463,200		Robinsons Land Corp	3,420
15,000,000		Shanghai Real Estate Ltd	3,744
300,000		Shoei Co Ltd	8,630
29,487,604	*	Shui On Land Ltd	24,417
2,331,954		Shun TAK Holdings Ltd	3,098
21,286		Singapore Land Ltd	149
435,136		Sino Land Co	937
131,561		Slough Estates plc	2,030
2,457,500		SP Setia BHD	5,473
20,205	e	St. Joe Co	1,057
374	*	Stockland	3
287,984		Stockland Trust Group	1,899
728,333		Sumitomo Realty & Development Co Ltd	27,628
444,657		Sun Hung Kai Properties Ltd	5,145
270,000		Suruga Corp	6,553
71,572		Tokyo Tatemono Co Ltd	1,080
572,307		Tokyu Land Corp	6,523
13,002		Unibail	3,941
3,914,875	*	Unitech Corporate Parks plc	7,030
824,900		Urban Corp	12,117
7,261	e	Wereldhave NV	1,118
308,859		Westfield Group	5,140
4,181		Wihlborgs Fastigheter AB	90
80,359		Wing Tai Holdings Ltd	168
		TOTAL REAL ESTATE	286,759

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.12%
7,697		Ansell Ltd	72
151,961		Bridgestone Corp	3,037
30,436		Continental AG.	3,934
1,700	e	Cooper Tire & Rubber Co	31
117,738		Denki Kagaku Kogyo KK	552
40,310		Michelin (C.G.D.E.) (Class B)	4,452
159,282		Mitsui Chemicals, Inc	1,392
69,083	e	Newell Rubbermaid, Inc	2,148
16,763		Nokian Renkaat Oyj	459

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
938,930		Pirelli & C S.p.A.	$1,037
42,340	e	Sealed Air Corp	1,338
19,844		Sumitomo Bakelite Co Ltd	143
658		Uponor Oyj	23
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	18,618

SECURITY AND COMMODITY BROKERS - 1.63%
173,856		Ameriprise Financial, Inc	9,934
135,719		Australian Stock Exchange Ltd	4,832
56,134		Babcock & Brown Ltd	1,248
28,000		Bear Stearns Cos, Inc	4,210
462,870		Charles Schwab Corp	8,466
9,194		Chicago Mercantile Exchange Holdings, Inc	4,895
334,355		Daiwa Securities Group, Inc	4,038
23,648		Deutsche Boerse AG.	5,418
112,275	e*	E*Trade Financial Corp	2,383
397	e	E*Trade Securities Co Ltd	505
11,611	e	Euronext NV	1,387
64,846		Franklin Resources, Inc	7,835
84,621	e*	GFI Group, Inc	5,752
151,764		Goldman Sachs Group, Inc	31,359
545		Hellenic Exchanges S.A.	12
345,587		Hong Kong Exchanges and Clearing Ltd	3,368
57,525	e	Janus Capital Group, Inc	1,203
1,821,610		Legal & General Group plc	5,700
33,889	e	Legg Mason, Inc	3,193
178,675		Lehman Brothers Holdings, Inc	12,520
44,334		London Stock Exchange Group plc	1,092
166,551		Macquarie Bank Ltd	11,151
11,824	*	Matsui Securities Co Ltd	104
368,179		Merrill Lynch & Co, Inc	30,069
63,494	*	Mitsubishi Securities Co	725
525,865		Morgan Stanley	41,417
207,893	e	Nikko Cordial Corp	2,969
1,035,999		Nomura Holdings, Inc	21,583
33,200	e*	NYSE Group, Inc	3,112
9,796		OMX AB	204
1,149		Osaka Securities Exchange Co Ltd	6,621
2,801,900		OSK Holdings BHD	2,285
2,318		SBI Holdings, Inc	879
33,393		Schroders plc	833
120,956	*	Shinko Securities Co Ltd	613
1,736,056		Singapore Exchange Ltd	7,495
68,262		T Rowe Price Group, Inc	3,221
251,224	e*	TD Ameritrade Holding Corp	3,738
632	*	Tower Ltd	1
28,541		TSX Group, Inc	1,218
3,659,700	*	Utama Banking Group BHD	2,625
		TOTAL SECURITY AND COMMODITY BROKERS	260,213

SOCIAL SERVICES - 0.01%
59,838		Vedior NV	1,329
		TOTAL SOCIAL SERVICES	1,329

SPECIAL TRADE CONTRACTORS - 0.01%
11,349		COMSYS Holdings Corp	122

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
680		KCI Konecranes Oyj	$23
13,131		Kinden Corp	117
12,638		Kone Oyj (Class B)	722
		TOTAL SPECIAL TRADE CONTRACTORS	984

STONE, CLAY, AND GLASS PRODUCTS - 0.68%
237,298	e	Asahi Glass Co Ltd	3,341
70,000	*	Cemex S.A. de C.V. (ADR)	2,293
17,447		Central Glass Co Ltd	118
38,976	e	Cimpor Cimentos de Portugal S.A.	327
89,258		Compagnie de Saint-Gobain	8,724
23,933		Cookson Group plc	293
212,700		CRH plc	9,092
173,128		CSR Ltd	478
7,023		FLSmidth & Co A/S	476
8,074,000	*	Galaxy Entertainment Group Ltd	7,905
332,029		Gujarat Ambuja Cements Ltd	815
198,752		Hanson plc	3,197
340,808		Holcim Ltd	34,133
13,843,000		Holcim Philippines, Inc	2,553
1,515,000		Indocement Tunggal Prakarsa Tbk PT	847
23,111		Italcementi S.p.A.	692
95,410		James Hardie Industries NV	645
42,482		Lafarge S.A.	6,679
394,821		NGK Insulators Ltd	8,142
128,222		Nippon Sheet Glass Co Ltd	673
35,784	*	Owens-Illinois, Inc	922
205	*	RHI AG.	10
647,154		Rinker Group Ltd	9,451
629,500		Semen Gresik Persero Tbk PT	2,746
36,952		Sumitomo Osaka Cement Co Ltd	111
639,376		Taiheiyo Cement Corp	2,827
68,977		Toto Ltd	691
227,260		UBE Industries Ltd	721
11,677		Wienerberger AG.	729
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	109,631

TEXTILE MILL PRODUCTS - 0.00%**
474		Fiberweb plc	2
193,727		Texwinca Holdings Ltd	131
		TOTAL TEXTILE MILL PRODUCTS	133

TOBACCO PRODUCTS - 1.11%
92,308		Altadis S.A.	5,927
1,495,979		Altria Group, Inc	131,362
423,062		British American Tobacco plc	13,229
189,267		Imperial Tobacco Group plc	8,473
416,624		ITC Ltd	1,449
3,153		Japan Tobacco, Inc	15,492
84,724		Swedish Match AB	1,514
		TOTAL TOBACCO PRODUCTS	177,446

TRANSPORTATION BY AIR - 0.27%
22,700	*	ACE Aviation Holdings, Inc (Class A)	599
34,267		Air France-KLM	1,563
161,000		All Nippon Airways Co Ltd	633

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
133,000	e*	AMR Corp	$4,050
10,757		Auckland International Airport Ltd	19
50,760		BBA Aviation plc	281
159,217	*	British Airways plc	1,523
2,154,089		Cathay Pacific Airways Ltd	5,481
25,000	e*	Continental Airlines, Inc (Class B)	910
53,186		Deutsche Lufthansa AG.	1,444
132,673		FedEx Corp	14,253
131		Flughafen Wien AG.	13
170,226		Iberia Lineas Aereas de Espana	907
226,000	*	Japan Airlines Corp	470
5,256		Jazz Air Income Fund	37
138,543		Macquarie Airports	447
207,048		Qantas Airways Ltd	879
210,958	*	Ryanair Holdings plc	1,643
74	e*	Ryanair Holdings plc (ADR)	3
250,103		SABMiller plc	5,488
9,479	*	SAS AB	174
96,192		Singapore Airlines Ltd	1,052
70,779		Southwest Airlines Co	1,040
28,000	e*	UAL Corp	1,069
		TOTAL TRANSPORTATION BY AIR	43,978

TRANSPORTATION EQUIPMENT - 3.21%
138,000		Autoliv, Inc	7,881
24,021		Bajaj Auto Ltd	1,342
503,792		Boeing Co	44,792
1,476	*	Bombardier, Inc (Class A)	6
596,545	*	Bombardier, Inc (Class B)	2,408
19,548	e	Brunswick Corp	623
315,041		Cobham plc	1,302
1,311,873		Cosco Corp Singapore Ltd	2,482
212,512	e	DaimlerChrysler AG.	17,430
323,335		Denso Corp	12,018
1,129		D'ieteren S.A.	467
92,334	e	European Aeronautic Defence and Space Co	2,864
177,309	e	Fiat S.p.A.	4,469
590,305	e*	Ford Motor Co	4,658
198,208		General Dynamics Corp	15,143
164,987	e	General Motors Corp	5,055
42,787	e	Genuine Parts Co	2,097
196,056		GKN plc	1,472
998,000	e	Hankyu Hanshin Holdings, Inc	6,038
95,480	e	Harley-Davidson, Inc	5,609
12,676	e	Harsco Corp	569
25,182		Hino Motors Ltd	134
446,996		Honda Motor Co Ltd	15,590
907,469		Isuzu Motors Ltd	4,551
46,114		ITT Industries, Inc	2,782
478,176		Johnson Electric Holdings Ltd	318
48,095		JTEKT Corp	843
334,044	e	Kawasaki Heavy Industries Ltd	1,415
898,005		Keppel Corp Ltd	11,246
34,198	e	Lagardere S.C.A.	2,633
158,796		Lockheed Martin Corp	15,406
45,283		Magna International, Inc (Class A)	3,397

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
29,371		MAN AG.	$3,417
26,985	*	Meggitt PLC	53
463,258		Nabtesco Corp	6,093
16,421		NHK Spring Co Ltd	165
117,676		Northrop Grumman Corp	8,734
110,401		NSK Ltd	1,053
20,727	e	Oshkosh Truck Corp	1,099
85,100	e	Paccar, Inc	6,246
52,104	*	Pactiv Corp	1,758
43,188		Peugeot S.A.	3,044
1,837		Porsche AG.	2,807
254,772		Raytheon Co	13,365
264,240		Renault S.A.	30,904
949		Rieter Holding AG.	473
495,435		Rolls-Royce Group plc	4,819
1,680,963		SembCorp Marine Ltd	3,900
17,061		Shimano, Inc	527
775,909		Siemens AG.	82,940
1,963,640		Singapore Technologies Engineering Ltd	4,297
223,783		Smiths Group plc	4,527
105,317	*	Spirit Aerosystems Holdings, Inc (Class A)	3,354
75,200		Takata Corp	2,987
29,665		Textron, Inc	2,664
25,047		Thales S.A.	1,454
5,500		Tokai Rika Co Ltd	130
237,881		Tomkins plc	1,250
6,396		Toyoda Gosei Co Ltd	151
48,994		Toyota Industries Corp	2,320
880,125		Toyota Motor Corp	56,390
23,070		Trelleborg AB (B Shares)	600
40,000	e*	TRW Automotive Holdings Corp	1,393
415,152		United Technologies Corp	26,985
180,122	e	Volkswagen AG.	27,069
8,182		Volkswagen AG.	842
12,150		Volvo AB (A Shares)	1,046
76,186	e	Volvo AB (B Shares)	6,415
46,789		Yamaha Motor Co Ltd	1,310
		TOTAL TRANSPORTATION EQUIPMENT	513,621

TRANSPORTATION SERVICES - 0.13%
54,970		Arriva plc	805
77,163	e	Expeditors International Washington, Inc	3,189
170,000	e*	Hertz Global Holdings, Inc	4,029
167		Kuoni Reisen Holding	100
15,231	*	Lear Corp	556
448,695		MTR Corp	1,123
38,146		National Express Group plc	947
35,095	e	Sabre Holdings Corp (Class A)	1,149
225,272		Stagecoach Group plc	798
4,125		Stolt-Nielsen S.A.	123
62,768		Sydney Roads Group	69
221,806		Toll Holdings Ltd	3,679
49,506	e*	TUI AG.	1,224
105,000		UTI Worldwide, Inc	2,581
		TOTAL TRANSPORTATION SERVICES	20,372

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
TRUCKING AND WAREHOUSING - 0.72%
1,084,687		Deutsche Post AG.	$32,834
156,740	e	DSV A/S	27,483
65,323		Kamigumi Co Ltd	562
11,262		Mitsubishi Logistics Corp	192
199,343		Nippon Express Co Ltd	1,250
13,991		Seino Holdings Corp	132
838,987		TNT NV	38,476
175,340		United Parcel Service, Inc (Class B)	12,291
92,378		Yamato Transport Co Ltd	1,489
		TOTAL TRUCKING AND WAREHOUSING	114,709

WATER TRANSPORTATION - 0.24%
182		AP Moller - Maersk A/S	1,899
192,774	e	Aries Maritime Transport Ltd	1,583
160,714	e	Carnival Corp	7,531
47,766		Carnival plc	2,302
6,423		Compagnie Maritime Belge S.A.	426
182	e	D/S Torm A/S	13
135,000		Danaos Corp	3,556
7,504		Euronav NV	253
1,083,000		Ezra Holdings Ltd	3,855
5,662	e	Frontline Ltd	201
4,395,000		International Container Term Services, Inc	2,505
126,186	e	Kawasaki Kisen Kaisha Ltd	1,197
11,467		Kuehne & Nagel International AG.	943
271,145		Mitsui OSK Lines Ltd	3,010
75,381		Neptune Orient Lines Ltd	161
262,636	e	Nippon Yusen Kabushiki Kaisha	2,106
175,000	e	Omega Navigation Enterprises, Inc (Class A)	2,735
70,269		Orient Overseas International Ltd	653
36,000		Overseas Shipholding Group, Inc	2,254
40,923	e	Royal Caribbean Cruises Ltd	1,725
121		Ship Finance International Ltd	3
		TOTAL WATER TRANSPORTATION	38,911

WHOLESALE TRADE-DURABLE GOODS - 0.36%
54,280		AGFA-Gevaert NV	1,225
47,115	*	Arrow Electronics, Inc	1,779
87,944		Assa Abloy AB (Class B)	2,021
2,692		Autobacs Seven Co Ltd	96
118,860		Boral Ltd	792
21,069		Buhrmann NV	284
87,000	e	Building Material Holding Corp	1,576
94,926		Bunzl plc	1,343
7,371		Canon Marketing Japan Inc	154
27,881		Compagnie Generale d'Optique Essilor International S.A.	3,203
9,248		Creative Technology Ltd	59
32,555	*	Cytyc Corp	1,114
54,056		Electrocomponents plc	308
31,711		Finning International, Inc	1,463
180,389		Hagemeyer NV	858
123,301		Inchcape plc	1,384
69,685		Kingspan Group plc	1,848
11,873	e	Martin Marietta Materials, Inc	1,605
1,443,432		Melco International Development	2,597

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
52		NET One Systems Co Ltd	$62
905,529	e	Nissan Motor Co Ltd	9,705
33,460	*	Patterson Cos, Inc	1,187
1,524,500		PT Astra International Tbk	2,205
13,845	e	Rautaruukki Oyj	645
40,158	*	Securitas Direct AB (B Shares)	112
40,095		Securitas Systems AB (B Shares)	139
266,847		Sumitomo Corp	4,801
2,575	e*	Tandberg Television ASA	45
83,000	g,m,v*	TMK OAO (GDR)	2,789
992,000		UMW Holdings BHD	3,099
16,865		W.W. Grainger, Inc	1,303
77,945		Wesfarmers Ltd	2,381
183,632		Wolseley plc	4,304
11,698		Zodiac S.A.	842
		TOTAL WHOLESALE TRADE-DURABLE GOODS	57,328

WHOLESALE TRADE-NONDURABLE GOODS - 0.82%
3,861	e	Axfood AB	153
391,028	e	Billabong International Ltd	5,284
145,645		Cardinal Health, Inc	10,625
12,311		Casino Guichard Perrachon S.A.	1,243
19,756		Celesio AG.	1,241
48,224	e	Dean Foods Co	2,254
1,029,143		Esprit Holdings Ltd	12,072
414,636		Foster's Group Ltd	2,298
1,226		Fyffes plc	2
251,780		Gazprom (ADR)	10,550
21,518	*	Gildan Activewear, Inc	1,267
53,186	e	Idearc, Inc	1,867
717,778		Li & Fung Ltd	2,255
390,267		Marubeni Corp	2,371
37,499		Metro AG.	2,655
339,198		Mitsubishi Corp	7,873
66,128		Nike, Inc (Class B)	7,027
312,400		Nippon Oil Corp	2,534
5,150		Oriflame Cosmetics S.A.	198
49,063		Orkla ASA	3,459
345,600		Pelikan International Corp BHD	442
234,131		Safeway, Inc	8,579
51,400		San-A Co Ltd	1,762
5,211,585		Sinochem Hong Kong Holding Ltd	2,881
3,523		Societe BIC S.A.	246
17,671		Suzuken Co Ltd	627
165,933		Sysco Corp	5,613
909,695		Unilever NV	26,492
240,000		Unilever NV	7,013
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	130,883

		TOTAL COMMON STOCKS	15,556,271
		(Cost $14,727,856)

WARRANTS - 0.00%**
HOTELS AND OTHER LODGING PLACES - 0.00%**
1,408,348	*	Minor International PCL (Expires 03/29/08)	201
		TOTAL HOTELS AND OTHER LODGING PLACES	201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
			RATE	DATE	(000)

		TOTAL WARRANTS			$201
		(Cost $0)

PRINCIPAL

SHORT-TERM INVESTMENTS - 11.42%

COMMERCIAL PAPER - 0.47%
$ 20,000,000	c	American Honda Finance Corp	5.220%	04/03/07	19,997
23,340,000	c	Govco, Inc	5.240	04/18/07	23,285
12,000,000	c	Private Export Funding Corp	5.210	07/10/07	11,827
20,000,000	c,d	Yorktown Capital LLC	5.250	04/03/07	19,997
		TOTAL COMMERCIAL PAPER			75,106

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 7.07%
68,500,000		Federal Home Loan Bank (FHLB)	4.900	04/02/07	68,472
37,632,000		FHLB	5.120	04/04/07	37,621
50,000,000		FHLB	5.165	04/18/07	49,886
2,000,000		FHLB	5.140	05/11/07	1,989
25,400,000	d	Federal Home Loan Mortgage Corp (FHLMC)	5.180	04/30/07	25,299
97,705,000		FHLMC	5.140	05/29/07	96,913
100,000,000		FHLMC	5.140	05/30/07	99,175
100,000,000		FHLMC	5.140	06/04/07	99,106
50,000,000		FHLMC	5.135	06/11/07	49,503
29,200,000		FHLMC	5.135	06/18/07	28,881
164,544,000	d	FHLMC	5.140	06/25/07	162,582
50,000,000		Federal National Mortgage Association (FNMA)	5.180	04/16/07	49,900
50,000,000		FNMA	5.160	04/25/07	49,836
45,550,000		FNMA	5.150	05/16/07	45,265
48,000,000		FNMA	5.145	05/31/07	47,597
120,900,000		FNMA	5.135	06/20/07	119,544
100,000,000		FNMA	5.145	06/27/07	98,779
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			1,130,348

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.88%
621,173,521		State Street Navigator Securities Lending Prime Portfolio			621,174
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			621,174

		TOTAL SHORT-TERM INVESTMENTS			1,826,628
		(Cost $1,826,438)

		TOTAL PORTFOLIO - 108.63%			17,383,277
		(Cost $16,554,429)
		OTHER ASSETS & LIABILITIES, NET - (8.63%)			(1,381,268)

		NET ASSETS - 100.00%			$16,002,009

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LLC	Limited Liability Company
	plc	Public Limited Company

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SPDR	Standard & Poor's Depository Receipt

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2007, the value of these securities amounted to $6,123,939 or 0.04% of net assets.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

At March 31, 2007, the Account held open futures contracts as follows:

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	DEPRECIATION

E-mini S&P 500 Index	1,425	$ 101,973,000	June 2007	$(977,570)

Companies in which the Account held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	March 31, 2007	March 31, 2007

Panva Gas Holdings	**	$ 1,883,414	$ 361,702	$ (100,689)	$ -	$ -	-	*
Saic, Inc	97,288,369	-	96,243,284	(3,000,952)	-	-	-	*
		$ 1,883,414	$ 96,604,986	$ (3,101,641)	$ -	$ -		$ -

* Not an Affiliate as of March 31, 2007.
** Not an Affiliate as of December 31, 2006.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary of Market Values by Country
March 31, 2007

		% OF MARKET
	VALUE	VALUE
DOMESTIC
UNITED STATES	$9,242,687,587	53.17%
TOTAL DOMESTIC	9,242,687,587	53.17

FOREIGN
AUSTRALIA	298,617,151	1.72
AUSTRIA	28,582,959	0.16
BELGIUM	92,583,945	0.53
BRAZIL	26,818,291	0.15
CANADA	410,807,218	2.36
CAYMAN ISLANDS	19,260,064	0.11
CHINA	18,299,380	0.11
DENMARK	44,538,869	0.26
FINLAND	150,854,019	0.87
FRANCE	1,108,703,295	6.38
GERMANY	451,796,253	2.60
GREECE	13,173,095	0.08
HONG KONG	352,042,338	2.02
INDIA	36,306,253	0.21
INDONESIA	8,868,217	0.05
IRELAND	121,528,366	0.70
ITALY	265,309,441	1.53
JAPAN	1,349,017,250	7.76
MALAYSIA	64,606,492	0.37
MEXICO	2,292,500	0.01
NETHERLANDS	448,189,293	2.58
NEW ZEALAND	1,825,040	0.01
NORWAY	109,180,430	0.63
PAKISTAN	994,500	0.00
PHILIPPINES	45,987,237	0.26
PORTUGAL	6,936,358	0.04
REPUBLIC OF KOREA	31,650,002	0.18
RUSSIA	23,481,372	0.13
SINGAPORE	133,026,227	0.77
SPAIN	231,043,949	1.33
SWEDEN	141,942,627	0.82
SWITZERLAND	483,703,145	2.78
TAIWAN (REPUBLIC OF CHINA)	18,634,424	0.11
THAILAND	22,246,920	0.13
UNITED KINGDOM	1,577,742,284	9.08
TOTAL FOREIGN	8,140,589,204	46.83
TOTAL PORTFOLIO	$17,383,276,791	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31,2007

			VALUE
SHARES			(000)

COMMON STOCKS - 99.23%

AMUSEMENT AND RECREATION SERVICES - 1.16%
2,383,081	e*	Activision, Inc	$45,136
50,403		Harrah's Entertainment, Inc	4,256
218,600		Nintendo Co Ltd	63,536
565,438	*	Penn National Gaming, Inc	23,986
19,774		Warner Music Group Corp	337
		TOTAL AMUSEMENT AND RECREATION SERVICES	137,251

APPAREL AND ACCESSORY STORES - 0.55%
32,036		Abercrombie & Fitch Co (Class A)	2,425
60,894		American Eagle Outfitters, Inc	1,826
23,157	*	AnnTaylor Stores Corp	898
66,481	e*	Chico's FAS, Inc	1,624
33,821	e	Claire's Stores, Inc	1,086
7,000		Foot Locker, Inc	165
98,920		Gap, Inc	1,702
15,540	e*	Hanesbrands, Inc	457
576,543	e*	Kohl's Corp	44,169
122,044	e	Limited Brands, Inc	3,180
85,465		Nordstrom, Inc	4,525
50,225		Ross Stores, Inc	1,728
39,765	e*	Urban Outfitters, Inc	1,054
		TOTAL APPAREL AND ACCESSORY STORES	64,839

APPAREL AND OTHER TEXTILE PRODUCTS - 0.43%
583,283		Polo Ralph Lauren Corp	51,416
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	51,416

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
39,554		Advance Auto Parts	1,525
18,340	*	Autozone, Inc	2,350
75,708	*	Carmax, Inc	1,858
26,647	*	Copart, Inc	746
39,780	e*	O'Reilly Automotive, Inc	1,317
2,400		United Auto Group, Inc	49
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	7,845

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.14%
43,864	e	Fastenal Co	1,537
703,821		Home Depot, Inc	25,858
3,391,008		Lowe's Cos, Inc	106,783
24,467		Sherwin-Williams Co	1,616
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	135,794

BUSINESS SERVICES - 13.48%
26,155		Acxiom Corp	559
5,383,168	*	Adobe Systems, Inc	224,478
13,703	*	Affiliated Computer Services, Inc (Class A)	807

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
54,894	*	Akamai Technologies, Inc	$2,740
28,744	*	Alliance Data Systems Corp	1,771
83,303	*	Autodesk, Inc	3,132
207,205		Automatic Data Processing, Inc	10,029
1,900	*	Avis Budget Group, Inc	52
139,114	*	BEA Systems, Inc	1,612
77,641	*	BMC Software, Inc	2,391
13,365		Brink's Co	848
24,012		CA, Inc	622
83,398	*	Cadence Design Systems, Inc	1,756
46,079	*	Ceridian Corp	1,605
23,006	e*	Cerner Corp	1,253
315,343	e*	Checkfree Corp	11,696
28,522	*	ChoicePoint, Inc	1,068
65,119	*	Citrix Systems, Inc	2,086
11,857	e*	Clear Channel Outdoor Holdings, Inc (Class A)	312
200,391	e*	Cognizant Technology Solutions Corp (Class A)	17,689
3,785	*	Convergys Corp	96
20,462	*	DST Systems, Inc	1,539
4,700,393	*	eBay, Inc	155,818
2,184,867	*	Electronic Arts, Inc	110,030
106,705		Electronic Data Systems Corp	2,954
59,781	e*	Emdeon Corp	904
39,902	e	Equifax, Inc	1,454
7,300	e*	Expedia, Inc	169
14,716	*	F5 Networks, Inc	981
14,905		Factset Research Systems, Inc	937
17,682		Fair Isaac Corp	684
8,176		Fidelity National Information Services, Inc	372
275,398	e	First Data Corp	7,408
62,824	*	Fiserv, Inc	3,333
552,531	e*	Gartner, Inc	13,233
18,376	*	Getty Images, Inc	894
601,778	*	Google, Inc (Class A)	275,711
51,786		IMS Health, Inc	1,536
156,019	*	Interpublic Group of Cos, Inc	1,921
3,429,271	*	Intuit, Inc	93,825
63,563	e*	Iron Mountain, Inc	1,661
1,703,601	*	Juniper Networks, Inc	33,527
14,872	*	Kinetic Concepts, Inc	753
29,353		Lamar Advertising Co (Class A)	1,848
26,748		Manpower, Inc	1,973
22,219	e	Mastercard, Inc (Class A)	2,361
54,243	*	McAfee, Inc	1,577
7,849,627		Microsoft Corp	218,769
30,228	e	MoneyGram International, Inc	839
44,293	*	Monster Worldwide, Inc	2,098
33,377	e*	NAVTEQ Corp	1,152
12,388	*	NCR Corp	592
1,240,073		Omnicom Group, Inc	126,959
3,086,329	*	Oracle Corp	55,955
67,349	e*	Red Hat, Inc	1,544
54,045		Robert Half International, Inc	2,000
30,539	e*	Salesforce.com, Inc	1,308
35,721		ServiceMaster Co	550
104,814	*	Sun Microsystems, Inc	630

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
142,534	*	Symantec Corp	$2,466
5,215	*	Synopsys, Inc	137
14,299	e	Total System Services, Inc	455
81,788	e*	VeriSign, Inc	2,055
174,493		Waste Management, Inc	6,004
2,696	e*	WebMD Health Corp (Class A)	142
5,547,186	*	Yahoo!, Inc	173,571
		TOTAL BUSINESS SERVICES	1,601,231

CHEMICALS AND ALLIED PRODUCTS - 13.83%
4,027,233		Abbott Laboratories	224,720
10,263	e*	Abraxis BioScience, Inc	274
537,999		Air Products & Chemicals, Inc	39,790
6,400		Alberto-Culver Co	146
961,375	*	Amgen, Inc	53,722
34,188		Avery Dennison Corp	2,197
161,483		Avon Products, Inc	6,017
38,078	*	Barr Pharmaceuticals, Inc	1,765
60,217	*	Biogen Idec, Inc	2,672
322,621		Bristol-Myers Squibb Co	8,956
10,453		Cabot Corp	499
16,258		Celanese Corp (Series A)	501
22,258	e*	Cephalon, Inc	1,585
8,241	e*	Charles River Laboratories International, Inc	381
22,924	e	Church & Dwight Co, Inc	1,154
862,536		Colgate-Palmolive Co	57,609
31,864		Dade Behring Holdings, Inc	1,397
264,510		Du Pont (E.I.) de Nemours & Co	13,075
64,153		Ecolab, Inc	2,759
1,142,645		Eli Lilly & Co	61,371
44,775	e	Estee Lauder Cos (Class A)	2,187
117,261	*	Forest Laboratories, Inc	6,032
2,082,702	*	Genentech, Inc	171,031
755,956	*	Genzyme Corp	45,372
2,592,564	e*	Gilead Sciences, Inc	198,331
56,058	*	Hospira, Inc	2,293
25,520		Huntsman Corp	487
11,281	*	Idexx Laboratories, Inc	989
24,062	e*	ImClone Systems, Inc	981
22,356		International Flavors & Fragrances, Inc	1,056
6,846	*	Invitrogen Corp	436
1,915,845	e*	Keryx Biopharmaceuticals, Inc	20,155
89,167	*	Medimmune, Inc	3,245
1,722,957		Merck & Co, Inc	76,103
64,100	*	Millennium Pharmaceuticals, Inc	728
3,754,527		Monsanto Co	206,349
88,064		Mylan Laboratories, Inc	1,862
38,113		Nalco Holding Co	911
1,100,519	e	Novartis AG.	63,125
40,326	*	PDL BioPharma, Inc	875
6,526		PPG Industries, Inc	459
116,480		Praxair, Inc	7,334
1,232,404		Procter & Gamble Co	77,839
549,282	e	Roche Holding AG.	97,186
7,700		Rohm & Haas Co	398
1,765,461		Schering-Plough Corp	45,037

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
13,469	e	Scotts Miracle-Gro Co (Class A)	$593
39,313	*	Sepracor, Inc	1,833
19,675		Sigma-Aldrich Corp	817
2,967,016		Teva Pharmaceutical Industries Ltd (ADR)	111,055
29,169	e*	VCA Antech, Inc	1,059
45,354	e*	Vertex Pharmaceuticals, Inc	1,272
294,727		Wyeth	14,745
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,642,765

COAL MINING - 0.07%
49,449	e	Arch Coal, Inc	1,518
66,354		Consol Energy, Inc	2,596
26,130		Massey Energy Co	627
95,930		Peabody Energy Corp	3,860
		TOTAL COAL MINING	8,601

COMMUNICATIONS - 3.69%
1,077,662		America Movil S.A. de C.V. (ADR) (Series L)	51,501
150,983	*	American Tower Corp (Class A)	5,881
2,073,677		AT&T, Inc	81,765
13,400	*	Avaya, Inc	158
39,176		Cablevision Systems Corp (Class A)	1,192
45,462	e	Citizens Communications Co	680
5,157,326	*	Comcast Corp (Class A)	133,833
65,869	*	Crown Castle International Corp	2,116
4,722	e*	CTC Media, Inc	121
289,618	e*	DIRECTV Group, Inc	6,681
73,870	*	EchoStar Communications Corp (Class A)	3,208
24,296	e	Global Payments, Inc	828
2,391,501		Grupo Televisa S.A. (ADR)	71,267
25,338	e*	IAC/InterActiveCorp	955
7,180	*	Leap Wireless International, Inc	474
495,446	e*	Level 3 Communications, Inc	3,022
54,060	*	Liberty Global, Inc (Class A)	1,780
180,672	*	Liberty Media Holding Corp (Interactive A)	4,304
21,410	e*	NeuStar, Inc (Class A)	609
666,991	e*	NII Holdings, Inc	49,477
36,126	*	SBA Communications Corp (Class A)	1,068
245,871		Sprint Nextel Corp	4,662
21,025		Telephone & Data Systems, Inc	1,254
3,634	*	US Cellular Corp	267
227,582	*	Viacom, Inc (Class B)	9,356
105,130	e*	XM Satellite Radio Holdings, Inc (Class A)	1,358
		TOTAL COMMUNICATIONS	437,817

DEPOSITORY INSTITUTIONS - 1.14%
10,548	e	Bank of Hawaii Corp	559
16,600		Bank of New York Co, Inc	673
66,507		Commerce Bancorp, Inc	2,220
7,270	e	Cullen/Frost Bankers, Inc	379
18,701		East West Bancorp, Inc	688
111,791		Hudson City Bancorp, Inc	1,529
6,100	e	IndyMac Bancorp, Inc	196
23,380		Investors Financial Services Corp	1,360
132,867	e	Mellon Financial Corp	5,732
73,590		Northern Trust Corp	4,426

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
18,932	e	People's Bank	$841
112,059		State Street Corp	7,256
43,109		Synovus Financial Corp	1,394
16,516		TCF Financial Corp	435
54,937		Wachovia Corp	3,024
1,742		Webster Financial Corp	84
1,351,004		Wells Fargo & Co	46,515
2,625,597	e	Western Union Co	57,632
		TOTAL DEPOSITORY INSTITUTIONS	134,943

EATING AND DRINKING PLACES - 0.19%
47,464	e	Brinker International, Inc	1,552
9,918	e	Burger King Holdings, Inc	214
27,684	e*	Cheesecake Factory	738
53,752		Darden Restaurants, Inc	2,214
14,022	e	OSI Restaurant Partners, Inc	554
277,043	*	Starbucks Corp	8,688
68,669	e	Tim Hortons, Inc	2,089
18,969		Wendy's International, Inc	594
97,523		Yum! Brands, Inc	5,633
		TOTAL EATING AND DRINKING PLACES	22,276

EDUCATIONAL SERVICES - 0.04%
50,721	e*	Apollo Group, Inc (Class A)	2,227
34,445	e*	Career Education Corp	1,050
14,660	*	ITT Educational Services, Inc	1,195
12,141	*	Laureate Education, Inc	716
		TOTAL EDUCATIONAL SERVICES	5,188

ELECTRIC, GAS, AND SANITARY SERVICES - 0.84%
237,736	*	AES Corp	5,116
60,189	*	Allegheny Energy, Inc	2,958
5,300	*	Allied Waste Industries, Inc	67
31,652		Aqua America, Inc	711
7,465		Constellation Energy Group, Inc	649
41,084	*	Covanta Holding Corp	911
8,150	e	DPL, Inc	253
235,674		El Paso Corp	3,410
202,843		Exelon Corp	13,937
1,596,196	e	Fortum Oyj	46,546
38,335		Kinder Morgan, Inc	4,081
13,600	*	NRG Energy, Inc	980
28,468	e	Questar Corp	2,540
58,753		Republic Services, Inc	1,635
15,406	e*	Stericycle, Inc	1,256
163,650		TXU Corp	10,490
167,393		Williams Cos, Inc	4,764
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	100,304

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.33%
36,292	*	ADC Telecommunications, Inc	608
194,621	e*	Advanced Micro Devices, Inc	2,542
62,226	*	Agere Systems, Inc	1,408
131,603		Altera Corp	2,631
39,366		Ametek, Inc	1,360
32,150		Amphenol Corp (Class A)	2,076

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
123,313		Analog Devices, Inc	$4,253
2,575,169	*	Apple Computer, Inc	239,259
22,387	*	Avnet, Inc	809
5,796		AVX Corp	88
165,094	*	Broadcom Corp (Class A)	5,295
7,297	e*	Ciena Corp	204
13,158,602	*	Cisco Systems, Inc	335,939
2,215,942		Cooper Industries Ltd (Class A)	99,695
20,089	e*	Cree, Inc	331
43,358	e*	Cypress Semiconductor Corp	804
13,336	*	Dolby Laboratories, Inc (Class A)	460
3,906,809		Emerson Electric Co	168,344
16,801	e*	Energizer Holdings, Inc	1,434
24,000	*	Fairchild Semiconductor International, Inc	401
24,430		Harman International Industries, Inc	2,347
48,448		Harris Corp	2,468
134,355		Honeywell International, Inc	6,188
33,619	*	Integrated Device Technology, Inc	518
5,534,921		Intel Corp	105,883
14,979	*	International Rectifier Corp	572
23,495		Intersil Corp (Class A)	622
10,200	e*	Jarden Corp	391
71,269	e*	JDS Uniphase Corp	1,085
3,239		L-3 Communications Holdings, Inc	283
14,919		Lincoln Electric Holdings, Inc	889
109,048	e	Linear Technology Corp	3,445
102,560	e*	LSI Logic Corp	1,071
4,652,733	*	Marvell Technology Group Ltd	78,212
1,180,246		Maxim Integrated Products, Inc	34,699
1,262,675	*	MEMC Electronic Materials, Inc	76,493
75,916		Microchip Technology, Inc	2,697
121,667	*	Micron Technology, Inc	1,470
48,477		Molex, Inc	1,367
694,228		Motorola, Inc	12,267
2,001,575		National Semiconductor Corp	48,318
2,400	m,v*	NCP Litigation Trust	-	^
1,958,156	e*	Network Appliance, Inc	71,512
16,905	*	Novellus Systems, Inc	541
615,797	*	Nvidia Corp	17,723
61,687	e*	PMC - Sierra, Inc	432
990,400	*	Polycom, Inc	33,010
56,510	*	QLogic Corp	961
5,572,903		Qualcomm, Inc	237,740
36,602	e	RadioShack Corp	989
23,741	e*	Rambus, Inc	504
381,014	e*	Research In Motion Ltd	52,005
86,600	*	Sanmina-SCI Corp	314
16,408	*	Silicon Laboratories, Inc	491
506,738	e*	Sirius Satellite Radio, Inc	1,622
3,132	e*	Spansion, Inc (Class A)	38
1,008,501		Texas Instruments, Inc	30,356
23,407	*	Thomas & Betts Corp	1,143
14,100	*	Vishay Intertechnology, Inc	197
122,521		Xilinx, Inc	3,153
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,701,957

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
ENGINEERING AND MANAGEMENT SERVICES - 1.85%
39,121	e*	Amylin Pharmaceuticals, Inc	$1,461
1,895,551	e*	Celgene Corp	99,441
14,552	e	Corporate Executive Board Co	1,105
845,874	e	Fluor Corp	75,892
19,239	*	Gen-Probe, Inc	906
3,900	*	Hewitt Associates, Inc (Class A)	114
43,778	e*	Jacobs Engineering Group, Inc	2,042
4,462	e*	KBR, Inc	91
87,349		Moody's Corp	5,421
786,206	e	Paychex, Inc	29,774
56,356		Quest Diagnostics, Inc	2,810
1,204	*	URS Corp	51
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	219,108

FABRICATED METAL PRODUCTS - 0.11%
3,156	e*	Alliant Techsystems, Inc	277
37,564		Ball Corp	1,722
58,208	*	Crown Holdings, Inc	1,424
179,467		Illinois Tool Works, Inc	9,261
15,305		Pentair, Inc	477
1,988		Snap-On, Inc	96
		TOTAL FABRICATED METAL PRODUCTS	13,257

FOOD AND KINDRED PRODUCTS - 2.62%
177,310		Anheuser-Busch Cos, Inc	8,947
45,716		Campbell Soup Co	1,781
483,652		Coca-Cola Co	23,215
14,227	e*	Constellation Brands, Inc (Class A)	301
13,400		General Mills, Inc	780
214,700		Groupe Danone	35,076
68,031		H.J. Heinz Co	3,206
21,739	e*	Hansen Natural Corp	823
54,899		Hershey Co	3,001
65,697		Kellogg Co	3,379
36,047		McCormick & Co, Inc	1,388
24,980		Pepsi Bottling Group, Inc	797
3,495,255		PepsiCo, Inc	222,158
145,670		Sara Lee Corp	2,465
84,189		Wrigley (Wm.) Jr Co	4,288
		TOTAL FOOD AND KINDRED PRODUCTS	311,605

FOOD STORES - 0.03%
30,700		Kroger Co	867
10,255	e*	Panera Bread Co (Class A)	606
50,690	e	Whole Foods Market, Inc	2,273
		TOTAL FOOD STORES	3,746

FORESTRY - 0.00%**
3,075		Rayonier, Inc	132
		TOTAL FORESTRY	132

FURNITURE AND FIXTURES - 0.07%
8,144		Hillenbrand Industries, Inc	483
16,581	e	HNI Corp	762
39,727		Johnson Controls, Inc	3,759

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
35,735		Leggett & Platt, Inc	$810
86,651		Masco Corp	2,374
		TOTAL FURNITURE AND FIXTURES	8,188

FURNITURE AND HOMEFURNISHINGS STORES - 0.48%
101,891	e*	Bed Bath & Beyond, Inc	4,093
58,692		Circuit City Stores, Inc	1,088
1,536,048	e*	GameStop Corp (Class A)	50,029
2,368	e*	Mohawk Industries, Inc	194
22,765		Steelcase, Inc (Class A)	453
35,395	e	Williams-Sonoma, Inc	1,255
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	57,112

GENERAL BUILDING CONTRACTORS - 0.21%
5,255	e	Beazer Homes USA, Inc	153
20,058		Centex Corp	838
62,735		DR Horton, Inc	1,380
14,987	e	KB Home	639
231,551		Lennar Corp (Class A)	9,774
3,290	e	MDC Holdings, Inc	158
1,669	*	NVR, Inc	1,110
40,061		Pulte Homes, Inc	1,060
206,872	e	Ryland Group, Inc	8,728
9,032		Standard-Pacific Corp	189
6,482	*	Toll Brothers, Inc	177
12,539	e	Walter Industries, Inc	310
		TOTAL GENERAL BUILDING CONTRACTORS	24,516

GENERAL MERCHANDISE STORES - 1.86%
115,004		Costco Wholesale Corp	6,192
104,719		Dollar General Corp	2,215
29,861		Family Dollar Stores, Inc	884
619,962		Federated Department Stores, Inc	27,929
84,059		JC Penney Co, Inc	6,906
2,088,661		Target Corp	123,774
164,836		TJX Cos, Inc	4,444
1,044,020		Wal-Mart Stores, Inc	49,017
		TOTAL GENERAL MERCHANDISE STORES	221,361

HEALTH SERVICES - 1.38%
12,264		AmerisourceBergen Corp	647
5,086	e	Brookdale Senior Living, Inc	227
20,419	e*	Community Health Systems, Inc	720
16,913	*	Covance, Inc	1,004
59,188	*	Coventry Health Care, Inc	3,317
37,187	e*	DaVita, Inc	1,983
21,186	*	Edwards Lifesciences Corp	1,074
41,373	*	Express Scripts, Inc	3,340
25,592	e	Health Management Associates, Inc (Class A)	278
568,058	e*	Laboratory Corp of America Holdings	41,258
4,256	e*	LifePoint Hospitals, Inc	163
32,558	*	Lincare Holdings, Inc	1,193
26,835		Manor Care, Inc	1,459
493,057		McKesson Corp	28,863
885,480	*	Medco Health Solutions, Inc	64,224
22,243	e	Omnicare, Inc	885

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
17,464	*	Pediatrix Medical Group, Inc	$996
36,180		Pharmaceutical Product Development, Inc	1,219
19,508	*	Sierra Health Services, Inc	803
110,777	e*	Tenet Healthcare Corp	712
5,490	e*	Triad Hospitals, Inc	287
3,690		Universal Health Services, Inc (Class B)	211
105,562	*	WellPoint, Inc	8,561
		TOTAL HEALTH SERVICES	163,424

HOLDING AND OTHER INVESTMENT OFFICES - 1.49%
11,674	e*	Affiliated Managers Group, Inc	1,265
930,663		Alcon, Inc	122,680
17,400	e	Developers Diversified Realty Corp	1,094
5,940		Douglas Emmett, Inc	152
3,169	e	Essex Property Trust, Inc	410
9,767	e	Federal Realty Investment Trust	885
33,021		General Growth Properties, Inc	2,132
15,986	e	Hugoton Royalty Trust	404
555,700		iShares Russell 1000 Growth Index Fund	30,925
10,916		Kilroy Realty Corp	805
25,900		Macerich Co	2,392
27,951		Public Storage, Inc	2,646
11,996	*	Realogy Corp	355
44,062		Simon Property Group, Inc	4,902
16,500		SL Green Realty Corp	2,263
8,880		Taubman Centers, Inc	515
49,864		UDR, Inc	1,527
22,557	e	Ventas, Inc	950
6,577	e	Weingarten Realty Investors	313
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	176,615

HOTELS AND OTHER LODGING PLACES - 1.93%
14,557	e	Boyd Gaming Corp	694
9,911	e	Choice Hotels International, Inc	351
4,467,408		Hilton Hotels Corp	160,648
50,334	*	Las Vegas Sands Corp	4,360
115,135		Marriott International, Inc (Class A)	5,637
43,874	*	MGM Mirage	3,050
784,061		Starwood Hotels & Resorts Worldwide, Inc	50,846
16,981		Station Casinos, Inc	1,470
8,734	*	Wyndham Worldwide Corp	298
17,356	e	Wynn Resorts Ltd	1,646
		TOTAL HOTELS AND OTHER LODGING PLACES	229,000

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.86%
270,457		3M Co	20,671
2,265	*	AGCO Corp	84
420,007	*	Alstom RGPT	54,507
63,817		American Standard Cos, Inc	3,384
496,859		Applied Materials, Inc	9,103
23,432		Black & Decker Corp	1,913
17,806	e	Carlisle Cos, Inc	764
684,894		Caterpillar, Inc	45,908
20,469	e	CDW Corp	1,257
15,826		Cummins, Inc	2,290
340,477		Deere & Co	36,989

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,769,879	*	Dell, Inc	$41,079
19,736	e	Diebold, Inc	942
26,804		Donaldson Co, Inc	968
65,617		Dover Corp	3,203
10,453	e*	Dresser-Rand Group, Inc	318
697,712	*	EMC Corp	9,663
2,381		Flowserve Corp	136
25,096	e*	FMC Technologies, Inc	1,751
16,810	e*	Gardner Denver, Inc	586
5,349,310	d	General Electric Co	189,152
26,564		Graco, Inc	1,040
47,370	*	Grant Prideco, Inc	2,361
4,256,231		Hewlett-Packard Co	170,845
19,819		IDEX Corp	1,008
669,088		International Business Machines Corp	63,068
3,002,482		International Game Technology	121,240
67,340	e	Jabil Circuit, Inc	1,442
44,218	e	Joy Global, Inc	1,897
50,942	*	Lam Research Corp	2,412
25,970	e*	Lexmark International, Inc (Class A)	1,518
21,923		Manitowoc Co, Inc	1,393
7,100		Pall Corp	270
19,093		Parker Hannifin Corp	1,648
2,615	e*	Riverbed Technology, Inc	72
60,095		Rockwell Automation, Inc	3,598
81,143	*	SanDisk Corp	3,554
23,307	e*	Scientific Games Corp (Class A)	765
108,879	m,v*	Seagate Technology, Inc	-	^
72,165		Smith International, Inc	3,468
136,978	*	Solectron Corp	432
20,199		Stanley Works	1,118
16,798	*	Terex Corp	1,205
2,631	e	Timken Co	80
14,976	e	Toro Co	767
47,577	*	Varian Medical Systems, Inc	2,269
15,187	e*	VeriFone Holdings, Inc	558
81,260	*	Western Digital Corp	1,366
26,734	e*	Zebra Technologies Corp (Class A)	1,032
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	815,094

INSTRUMENTS AND RELATED PRODUCTS - 3.71%
20,991	e*	Advanced Medical Optics, Inc	781
1,209,446	*	Agilent Technologies, Inc	40,746
53,779		Allergan, Inc	5,960
53,167		Applera Corp (Applied Biosystems Group)	1,572
36,690		Bard (C.R.), Inc	2,917
1,330	e	Bausch & Lomb, Inc	68
235,439		Baxter International, Inc	12,401
21,496		Beckman Coulter, Inc	1,373
89,198		Becton Dickinson & Co	6,858
87,068		Biomet, Inc	3,700
444,092	*	Boston Scientific Corp	6,457
8,878	e	Cooper Cos, Inc	432
85,437		Danaher Corp	6,104
55,767		Dentsply International, Inc	1,826
2,764		DRS Technologies, Inc	144

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
13,519	e*	Intuitive Surgical, Inc	$1,643
2,126,131		Johnson & Johnson	128,121
57,745		Kla-Tencor Corp	3,079
1,644,181		Medtronic, Inc	80,664
13,667	*	Mettler-Toledo International, Inc	1,224
19,284	e*	Millipore Corp	1,397
18,517	e	National Instruments Corp	486
24,776		PerkinElmer, Inc	600
47,213	e	Pitney Bowes, Inc	2,143
26,527	e*	Resmed, Inc	1,336
26,403	e*	Respironics, Inc	1,109
61,779		Rockwell Collins, Inc	4,135
31,270		Roper Industries, Inc	1,716
130,458	*	St. Jude Medical, Inc	4,906
107,667	e	Stryker Corp	7,140
13,653	*	Techne Corp	780
23,784		Tektronix, Inc	670
54,873	*	Teradyne, Inc	908
444,289	*	Thermo Electron Corp	20,771
40,250	*	Trimble Navigation Ltd	1,080
37,131	e*	Waters Corp	2,154
971,212	e*	Zimmer Holdings, Inc	82,951
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	440,352

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
38,532		Brown & Brown, Inc	1,042
12,467	e	Gallagher (Arthur J.) & Co	353
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,395

INSURANCE CARRIERS - 2.08%
1,064,293		Aetna, Inc	46,605
539,509		Aflac, Inc	25,389
3,474		Ambac Financial Group, Inc	300
1,300,788		American International Group, Inc	87,439
1,135	*	CNA Financial Corp	49
6,543		Hanover Insurance Group, Inc	302
20,862		HCC Insurance Holdings, Inc	643
37,898	*	Health Net, Inc	2,039
59,594	*	Humana, Inc	3,458
420	*	Markel Corp	204
16,018	*	Philadelphia Consolidated Holding Co	705
5,402		Principal Financial Group	323
709,521		Progressive Corp	15,482
24,424		Prudential Financial, Inc	2,204
3,716		Transatlantic Holdings, Inc	242
484,328		UnitedHealth Group, Inc	25,655
31,701		W.R. Berkley Corp	1,050
11,125	*	WellCare Health Plans, Inc	948
119,700		Zurich Financial Services AG.	34,551
		TOTAL INSURANCE CARRIERS	247,588

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
14,798	e*	Corrections Corp of America	781
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	781

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
LEATHER AND LEATHER PRODUCTS - 0.85%
2,009,055	*	Coach, Inc	$100,553
		TOTAL LEATHER AND LEATHER PRODUCTS	100,553

METAL MINING - 0.72%
1,446,763		Anglo American plc	76,214
14,259		Foundation Coal Holdings, Inc	490
36,247		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,399
143,031		Newmont Mining Corp	6,006
5,408	e	Southern Copper Corp	388
		TOTAL METAL MINING	85,497

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.01%
17,179		Fortune Brands, Inc	1,354
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,354

MISCELLANEOUS RETAIL - 4.08%
1,004,661	e*	Amazon.com, Inc	39,975
5,319		Barnes & Noble, Inc	210
1,834,911		Best Buy Co, Inc	89,397
17,986	e*	Coldwater Creek, Inc	365
6,218,059		CVS Corp	212,284
12,665	e*	Dick's Sporting Goods, Inc	738
4,237	*	Dollar Tree Stores, Inc	162
12,891		MSC Industrial Direct Co (Class A)	602
8,490	e*	Nutri/System, Inc	445
103,493	*	Office Depot, Inc	3,637
49,943		Petsmart, Inc	1,646
4,547,561		Staples, Inc	117,509
30,154	e	Tiffany & Co	1,371
363,192		Walgreen Co	16,667
		TOTAL MISCELLANEOUS RETAIL	485,008

MOTION PICTURES - 0.84%
31,870	*	Discovery Holding Co (Class A)	610
10,082	*	DreamWorks Animation SKG, Inc (Class A)	308
132,229	*	National CineMedia, Inc	3,530
3,028,722		News Corp (Class A)	70,024
24,400	e	Regal Entertainment Group (Class A)	485
98,810		Time Warner, Inc	1,949
663,848		Walt Disney Co	22,856
		TOTAL MOTION PICTURES	99,762

NONDEPOSITORY INSTITUTIONS - 1.29%
2,417,055		American Express Co	136,322
10,902	e*	AmeriCredit Corp	249
18,579		Capital One Financial Corp	1,402
24,255	e	CapitalSource, Inc	610
15,957	e	First Marblehead Corp	716
126,055		Freddie Mac	7,499
6,397	e	Nelnet, Inc (Class A)	153
147,228		SLM Corp	6,022
		TOTAL NONDEPOSITORY INSTITUTIONS	152,973

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
16,046		Florida Rock Industries, Inc	1,080

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
33,823	e	Vulcan Materials Co	$3,939
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	5,019

OIL AND GAS EXTRACTION - 2.50%
114,741		Baker Hughes, Inc	7,588
109,665		BJ Services Co	3,060
43,638	*	Cameron International Corp	2,740
17,534	e*	Cheniere Energy, Inc	546
11,023	e*	CNX Gas Corp	312
43,839	e*	Denbury Resources, Inc	1,306
21,187		Diamond Offshore Drilling, Inc	1,715
56,434	e	ENSCO International, Inc	3,070
38,891		Equitable Resources, Inc	1,879
25,719	*	Global Industries Ltd	470
368,991		Halliburton Co	11,712
31,798	*	Helix Energy Solutions Group, Inc	1,186
37,182	e	Helmerich & Payne, Inc	1,128
740,985	*	National Oilwell Varco, Inc	57,641
18,193	e*	Oceaneering International, Inc	766
55,872		Patterson-UTI Energy, Inc	1,254
26,438	*	Plains Exploration & Production Co	1,194
46,522	*	Pride International, Inc	1,400
21,581	e*	Quicksilver Resources, Inc	858
48,813	e	Range Resources Corp	1,630
36,775		Rowan Cos, Inc	1,194
578,372		Schlumberger Ltd	39,966
60,718	*	Southwestern Energy Co	2,488
23,014		St. Mary Land & Exploration Co	844
29,454	*	Superior Energy Services	1,015
23,905	e*	Tetra Technologies, Inc	591
13,344	e	Tidewater, Inc	782
20,686	*	Todco	834
16,324	*	Unit Corp	826
4,033		W&T Offshore, Inc	117
2,680,158	e	XTO Energy, Inc	146,900
		TOTAL OIL AND GAS EXTRACTION	297,012

PAPER AND ALLIED PRODUCTS - 0.07%
75,000	*	Domtar Corporation	698
96,150		Kimberly-Clark Corp	6,586
32,336		Packaging Corp of America	789
		TOTAL PAPER AND ALLIED PRODUCTS	8,073

PERSONAL SERVICES - 0.04%
48,061		Cintas Corp	1,735
115,746	e	H&R Block, Inc	2,435
1,271	*	Sally Beauty Holdings, Inc	12
16,675		Weight Watchers International, Inc	769
		TOTAL PERSONAL SERVICES	4,951

PETROLEUM AND COAL PRODUCTS - 1.09%
742,890		Apache Corp	52,522
39,262		EOG Resources, Inc	2,801
114,942		Exxon Mobil Corp	8,673
21,146		Frontier Oil Corp	690
17,240		Holly Corp	1,022
818,772	*	Suncor Energy, Inc	62,513

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
21,981		Sunoco, Inc	$1,549
		TOTAL PETROLEUM AND COAL PRODUCTS	129,770

PRIMARY METAL INDUSTRIES - 0.67%
127,543		Alcoa, Inc	4,324
35,929		Allegheny Technologies, Inc	3,833
2,293,904		BHP Billiton plc	51,144
8,167		Carpenter Technology Corp	986
557,807	*	Corning, Inc	12,684
6,489		Hubbell, Inc (Class B)	313
48,876		Precision Castparts Corp	5,086
28,417	e*	Titanium Metals Corp	1,020
		TOTAL PRIMARY METAL INDUSTRIES	79,390

PRINTING AND PUBLISHING - 0.12%
23,544	e	Dow Jones & Co, Inc	812
22,307		Dun & Bradstreet Corp	2,034
30,753	e	EW Scripps Co (Class A)	1,374
21,189	e	Harte-Hanks, Inc	585
15,007	e	John Wiley & Sons, Inc (Class A)	567
1,808	e	McClatchy Co (Class A)	57
128,915		McGraw-Hill Cos, Inc	8,106
10,702	e	Meredith Corp	614
250		Washington Post Co (Class B)	191
		TOTAL PRINTING AND PUBLISHING	14,340

RAILROAD TRANSPORTATION - 0.42%
130,721		Burlington Northern Santa Fe Corp	10,514
746,379		CSX Corp	29,892
8,168	e*	Kansas City Southern Industries, Inc	291
83,819		Norfolk Southern Corp	4,241
43,939		Union Pacific Corp	4,462
		TOTAL RAILROAD TRANSPORTATION	49,400

REAL ESTATE - 0.06%
67,497	*	CB Richard Ellis Group, Inc (Class A)	2,307
26,373	e	Forest City Enterprises, Inc (Class A)	1,745
12,636		Jones Lang LaSalle, Inc	1,318
27,604	e	St. Joe Co	1,444
		TOTAL REAL ESTATE	6,814

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.04%
63,129	e*	Goodyear Tire & Rubber Co	1,969
63,130		Newell Rubbermaid, Inc	1,963
23,868		Sealed Air Corp	754
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	4,686

SECURITY AND COMMODITY BROKERS - 4.49%
280,600		Bear Stearns Cos, Inc	42,188
7,119	e	BlackRock, Inc	1,113
18,821	e*	Cbot Holdings, Inc (Class A)	3,416
7,956,217		Charles Schwab Corp	145,519
124,817		Chicago Mercantile Exchange Holdings, Inc	66,460
142,162	*	E*Trade Financial Corp	3,017
43,062		Eaton Vance Corp	1,535
33,570		Federated Investors, Inc (Class B)	1,233

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
61,368		Franklin Resources, Inc	$7,415
441,630		Goldman Sachs Group, Inc	91,254
265,819	*	IntercontinentalExchange, Inc	32,486
14,304	*	Investment Technology Group, Inc	561
35,114	e	Janus Capital Group, Inc	734
26,126		Legg Mason, Inc	2,461
24,800		Lehman Brothers Holdings, Inc	1,738
740,495		Merrill Lynch & Co, Inc	60,476
41,908		Morgan Stanley	3,301
33,898	e*	Nasdaq Stock Market, Inc	997
27,733	e	Nuveen Investments, Inc (Class A)	1,312
127,853	*	Nymex Holdings, Inc	17,357
183,863	e*	NYSE Group, Inc	17,237
23,615	e	SEI Investments Co	1,422
95,864		T Rowe Price Group, Inc	4,524
1,685,579	e*	TD Ameritrade Holding Corp	25,081
		TOTAL SECURITY AND COMMODITY BROKERS	532,837

SPECIAL TRADE CONTRACTORS - 0.00%**
14,153	e*	Quanta Services, Inc	357
		TOTAL SPECIAL TRADE CONTRACTORS	357

STONE, CLAY, AND GLASS PRODUCTS - 0.03%
16,692	e	Eagle Materials, Inc	745
45,190		Gentex Corp	734
56,649	*	Owens-Illinois, Inc	1,460
11,048	e*	USG Corp	516
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,455

TOBACCO PRODUCTS - 0.51%
666,749		Altria Group, Inc	58,547
31,555		UST, Inc	1,830
		TOTAL TOBACCO PRODUCTS	60,377

TRANSPORTATION BY AIR - 0.15%
63,649	e*	AMR Corp	1,938
30,795	e*	Continental Airlines, Inc (Class B)	1,121
109,798		FedEx Corp	11,796
167,854		Southwest Airlines Co	2,467
21,923	*	US Airways Group, Inc	997
		TOTAL TRANSPORTATION BY AIR	18,319

TRANSPORTATION EQUIPMENT - 4.46%
2,439,276		Boeing Co	216,876
3,200		Brunswick Corp	102
41,695		Goodrich Corp	2,146
96,306	e	Harley-Davidson, Inc	5,658
32,500		Harsco Corp	1,458
1,333,621		ITT Industries, Inc	80,444
131,700		Lockheed Martin Corp	12,778
8,201		Northrop Grumman Corp	609
26,845	e	Oshkosh Truck Corp	1,423
52,998		Paccar, Inc	3,890
49,097	*	Pactiv Corp	1,656
77,104	e	Raytheon Co	4,045
337,043	*	Spirit Aerosystems Holdings, Inc (Class A)	10,735

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
44,651		Textron, Inc	$4,010
13,519	e	Thor Industries, Inc	532
26,160	e	Trinity Industries, Inc	1,097
2,808,557		United Technologies Corp	182,556
		TOTAL TRANSPORTATION EQUIPMENT	530,015

TRANSPORTATION SERVICES - 0.17%
341,368		CH Robinson Worldwide, Inc	16,300
77,109		Expeditors International Washington, Inc	3,186
9,471		GATX Corp	453
21,497	e*	Hertz Global Holdings, Inc	510
		TOTAL TRANSPORTATION SERVICES	20,449

TRUCKING AND WAREHOUSING - 0.30%
17,003		Con-way, Inc	847
37,037		J.B. Hunt Transport Services, Inc	972
21,202		Landstar System, Inc	972
6,584	*	Swift Transportation Co, Inc	205
459,565		United Parcel Service, Inc (Class B)	32,216
		TOTAL TRUCKING AND WAREHOUSING	35,212

WATER TRANSPORTATION - 0.01%
17,796	e*	Kirby Corp	623
		TOTAL WATER TRANSPORTATION	623

WHOLESALE TRADE-DURABLE GOODS - 0.08%
5,300	*	Arrow Electronics, Inc	200
1,712		BorgWarner, Inc	129
40,336	e*	Cytyc Corp	1,380
16,982	e	Martin Marietta Materials, Inc	2,296
49,940	*	Patterson Cos, Inc	1,772
18,354	e	Pool Corp	657
482	m,v*	Timco Aviation Services, Inc (Expires 02/28/07)	-	^
18,474		W.W. Grainger, Inc	1,427
16,766	e*	WESCO International, Inc	1,053
		TOTAL WHOLESALE TRADE-DURABLE GOODS	8,914

WHOLESALE TRADE-NONDURABLE GOODS - 0.53%
24,035		Airgas, Inc	1,013
3,555	e*	Bare Escentuals, Inc	128
20,949	e	Brown-Forman Corp (Class B)	1,373
150,207		Cardinal Health, Inc	10,958
46,835	*	Endo Pharmaceuticals Holdings, Inc	1,377
31,547	e*	Henry Schein, Inc	1,741
357,463		Nike, Inc (Class B)	37,984
221,860		Sysco Corp	7,505
12,199	e*	Tractor Supply Co	628
200	e	Valhi, Inc	3
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	62,710

		TOTAL COMMON STOCKS	11,783,371
		(Cost $10,788,231)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 3.13%
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.22%
$ 25,600,000	d	Federal Home Loan Bank (FHLB)	4.900%	04/02/07	$25,590
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			25,590

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.91%
345,779,134		State Street Navigator Securities Lending Prime Portfolio			345,779
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			345,779

		TOTAL SHORT-TERM INVESTMENTS			371,369
		(Cost $ 371,376)

		TOTAL PORTFOLIO - 102.36%			12,154,740
		(Cost $11,159,607)

		OTHER ASSETS & LIABILITIES, NET - (2.36%)			(280,376)

		NET ASSETS - 100.00%			$11,874,364

		The following abbreviation is used in portfolio descriptions:
	ADR	American Depositary Receipt
	plc	Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	d	All or a portion of these securities have been segregated by
		the Custodian to cover margin or other requirements
		on open futures contracts.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

At March 31, 2007, the Account held open futures contracts as follows:

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	DEPRECIATION

E-mini S&P 500 Index	350	$ 25,046,000	June 2007	$(102,288)

Companies in which the Account held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	March 31, 2007	March 31, 2007

Keryx Biopharmeceutics	$ 37,822,620	$ -	$ 10,045,898	$ (7,028,585)	$-	$ -	-	*
		$ -	$ 10,045,898	$ (7,028,585)	$-	$ -		$ -

* Not an Affiliate as of March 31, 2007

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
Summary of Market Values by Country
March 31, 2007

		% OF MARKET
	VALUE	VALUE

DOMESTIC
UNITED STATES	$11,580,652,882	95.28%

TOTAL DOMESTIC	11,580,652,882	95.28

FOREIGN
CANADA	698,250	0.01
FINLAND	46,547,454	0.38
FRANCE	89,583,738	0.74
JAPAN	63,535,726	0.52
MEXICO	51,501,467	0.42
SWITZERLAND	194,862,016	1.60
UNITED KINGDOM	127,358,518	1.05

TOTAL FOREIGN	574,087,169	4.72

TOTAL PORTFOLIO	$12,154,740,051	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31,2007

			VALUE
SHARES			(000)

COMMON STOCKS - 99.36%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
37,130	e*	Chiquita Brands International, Inc	$521
		TOTAL AGRICULTURAL PRODUCTION-CROPS	521

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.02%
33,471	e	Pilgrim's Pride Corp	1,111
269	e	Seaboard Corp	608
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,719

AMUSEMENT AND RECREATION SERVICES - 0.25%
207,973	e*	Activision, Inc	3,939
36,482	e*	Bally Technologies, Inc	860
26,714	e,v*	Bally Total Fitness Holding Corp	53
14,248	e*	Century Casinos, Inc	118
5,242	e	Churchill Downs, Inc	238
9,373		Dover Downs Gaming & Entertainment, Inc	121
9,773	e	Dover Motorsports, Inc	51
133,427		Harrah's Entertainment, Inc	11,268
25,827		International Speedway Corp (Class A)	1,335
16,338	e*	Lakes Entertainment, Inc	182
22,402	e*	Leapfrog Enterprises, Inc	240
23,879	e*	Life Time Fitness, Inc	1,228
49,611	e*	Live Nation, Inc	1,094
26,149	e*	Magna Entertainment Corp	95
35,735	e*	Marvel Entertainment, Inc	992
14,684	*	MTR Gaming Group, Inc	192
19,119	e*	Multimedia Games, Inc	228
54,272	e*	Penn National Gaming, Inc	2,302
38,454	*	Pinnacle Entertainment, Inc	1,118
51,146	e*	Six Flags, Inc	307
13,437	e	Speedway Motorsports, Inc	521
67,536		Warner Music Group Corp	1,152
53,876	e	Westwood One, Inc	370
22,358	e*	WMS Industries, Inc	877
14,269	e	World Wrestling Entertainment, Inc	233
		TOTAL AMUSEMENT AND RECREATION SERVICES	29,114

APPAREL AND ACCESSORY STORES - 0.74%
64,214	e	Abercrombie & Fitch Co (Class A)	4,860
38,830	*	Aeropostale, Inc	1,562
121,811	e	American Eagle Outfitters, Inc	3,653
51,439	*	AnnTaylor Stores Corp	1,995
16,896	e	Bebe Stores, Inc	294
21,404		Brown Shoe Co, Inc	899
10,318	e	Buckle, Inc	368
8,748	*	Cache, Inc	155
38,598	e*	Carter's, Inc	978

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,783	e*	Casual Male Retail Group, Inc	$234
21,208	e	Cato Corp (Class A)	496
10,401	e*	Charlotte Russe Holding, Inc	300
84,814	e*	Charming Shoppes, Inc	1,098
128,070	e*	Chico's FAS, Inc	3,129
17,847	*	Children's Place Retail Stores, Inc	995
27,159	e	Christopher & Banks Corp	529
4,455	e*	Citi Trends, Inc	191
70,403	e	Claire's Stores, Inc	2,261
2,900	e	DEB Shops, Inc	79
37,500	e*	Dress Barn, Inc	780
14,382	e*	DSW, Inc (Class A)	607
28,742	e	Finish Line, Inc (Class A)	362
110,542		Foot Locker, Inc	2,603
371,629		Gap, Inc	6,396
73,857	*	Hanesbrands, Inc	2,171
31,627	*	HOT Topic, Inc	351
15,800	*	J Crew Group, Inc	635
15,736	e*	Jo-Ann Stores, Inc	429
12,803	e*	JOS A Bank Clothiers, Inc	453
239,602	*	Kohl's Corp	18,356
247,826	e	Limited Brands, Inc	6,458
15,006	e*	New York & Co, Inc	237
172,763	e	Nordstrom, Inc	9,146
59,257	e*	Pacific Sunwear Of California, Inc	1,234
52,117	*	Payless Shoesource, Inc	1,730
101,922		Ross Stores, Inc	3,506
5,056	e*	Shoe Carnival, Inc	168
30,798		Stage Stores, Inc	718
3,565	e*	Syms Corp	67
19,617	e	Talbots, Inc	463
27,276	e*	Tween Brands, Inc	974
15,224	e*	Under Armour, Inc (Class A)	781
81,421	e*	Urban Outfitters, Inc	2,159
45,927	e*	Wet Seal, Inc (Class A)	301
		TOTAL APPAREL AND ACCESSORY STORES	85,161

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
9,339	e	Columbia Sportswear Co	582
32,574		Guess ?, Inc	1,319
24,603	*	Gymboree Corp	986
17,824	*	Hartmarx Corp	132
80,042		Jones Apparel Group, Inc	2,460
18,458	e	Kellwood Co	541
76,632		Liz Claiborne, Inc	3,284
13,600	*	Maidenform Brands, Inc	314
41,235		Phillips-Van Heusen Corp	2,425
43,818	e	Polo Ralph Lauren Corp	3,862
95,664	e*	Quiksilver, Inc	1,110
9,215	e*	True Religion Apparel, Inc	149
63,919		VF Corp	5,281
33,246	e*	Warnaco Group, Inc	944
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	23,389

AUTO REPAIR, SERVICES AND PARKING - 0.06%
7,541	e*	Amerco, Inc	528

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,500	e	Bandag, Inc	$380
13,199	e	Central Parking Corp	293
17,758	e*	Dollar Thrifty Automotive Group, Inc	906
10,010	e*	Midas, Inc	216
8,304		Monro Muffler, Inc	292
36,846	e*	PHH Corp	1,126
43,349	e	Ryder System, Inc	2,139
3,701	e*	Standard Parking Corp	131
28,100	e*	Wright Express Corp	852
		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,863

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
75,964		Advance Auto Parts	2,928
5,463	e*	America's Car-Mart, Inc	73
9,627		Asbury Automotive Group, Inc	272
112,366	*	Autonation, Inc	2,387
36,793	*	Autozone, Inc	4,715
155,144	*	Carmax, Inc	3,807
50,363	*	Copart, Inc	1,411
32,325	e*	CSK Auto Corp	556
12,002		Lithia Motors, Inc (Class A)	329
11,554	e*	MarineMax, Inc	268
80,048	e*	O'Reilly Automotive, Inc	2,649
14,443	*	Rush Enterprises, Inc (Class A)	277
21,187		Sonic Automotive, Inc (Class A)	604
43,391	e	United Auto Group, Inc	881
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	21,157

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.89%
9,000	e*	Builders FirstSource, Inc	145
53,181	e*	Central Garden and Pet Co (Class A)	782
92,146	e	Fastenal Co	3,230
1,549,526	e	Home Depot, Inc	56,929
1,134,512		Lowe's Cos, Inc	35,726
80,137		Sherwin-Williams Co	5,292
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	102,104

BUSINESS SERVICES - 7.03%
34,168	e*	24/7 Real Media, Inc	274
308,639	e*	3Com Corp	1,207
8,307	e*	3D Systems Corp	182
30,587	e	Aaron Rents, Inc	809
30,959		ABM Industries, Inc	817
19,911	e*	Acacia Research (Acacia Technologies)	315
9,477	e*	Access Integrated Technologies, Inc (Class A)	51
40,528	*	Actuate Corp	212
56,661		Acxiom Corp	1,212
19,460		Administaff, Inc	685
439,596	*	Adobe Systems, Inc	18,331
17,568	e*	Advent Software, Inc	613
68,076	e*	Affiliated Computer Services, Inc (Class A)	4,008
40,281	e*	Agile Software Corp	280
113,122	e*	Akamai Technologies, Inc	5,647
59,594	e*	Alliance Data Systems Corp	3,672
16,184	*	Altiris, Inc	533
18,475	e*	American Reprographics Co	569

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
23,326	e*	AMN Healthcare Services, Inc	$528
11,435	e*	Ansoft Corp	362
24,352	e*	Ansys, Inc	1,236
58,777	e*	aQuantive, Inc	1,640
22,433	e	Arbitron, Inc	1,053
48,947	e*	Ariba, Inc	460
79,212	e*	Art Technology Group, Inc	184
64,263	e*	Aspen Technology, Inc	835
11,658	*	Asset Acceptance Capital Corp	180
21,488	e*	Audible, Inc	223
169,860	*	Autodesk, Inc	6,387
421,725		Automatic Data Processing, Inc	20,411
79,003	e*	Avis Budget Group, Inc	2,158
35,025	*	Avocent Corp	945
8,158	e*	Bankrate, Inc	287
4,811	e	Barrett Business Services	111
284,749	*	BEA Systems, Inc	3,300
147,378	e*	BearingPoint, Inc	1,129
94,166	e*	BISYS Group, Inc	1,079
31,258		Blackbaud, Inc	763
19,831	e*	Blackboard, Inc	667
8,392	e*	Blue Coat Systems, Inc	308
156,285	e*	BMC Software, Inc	4,812
52,351	e*	Borland Software Corp	276
12,774	e*	Bottomline Technologies, Inc	139
32,666	e	Brady Corp (Class A)	1,019
37,169		Brink's Co	2,358
303,897	e	CA, Inc	7,874
23,836	e*	CACI International, Inc (Class A)	1,117
208,944	e*	Cadence Design Systems, Inc	4,400
34,489		Catalina Marketing Corp	1,089
46,548	e*	CBIZ, Inc	330
107,162	e*	Ceridian Corp	3,734
47,571	e*	Cerner Corp	2,590
61,014	e*	Checkfree Corp	2,263
58,433	*	ChoicePoint, Inc	2,187
22,101	*	Chordiant Software, Inc	229
36,800	e*	Ciber, Inc	290
133,000	e*	Citrix Systems, Inc	4,260
5,919	*	Clayton Holdings, Inc	91
25,900	e*	Clear Channel Outdoor Holdings, Inc (Class A)	681
331,660	e*	CMGI, Inc	703
106,270	*	CNET Networks, Inc	926
14,652	*	Cogent Communications Group, Inc	346
30,867	e*	Cogent, Inc	415
33,274	e	Cognex Corp	721
102,526	*	Cognizant Technology Solutions Corp (Class A)	9,050
6,637	e	Computer Programs & Systems, Inc	178
124,100	e*	Computer Sciences Corp	6,469
237,935	*	Compuware Corp	2,258
11,985	*	COMSYS IT Partners, Inc	239
24,465	e*	Concur Technologies, Inc	427
19,768	e*	Convera Corp (Class A)	62
104,932	*	Convergys Corp	2,666
11,471	e*	CoStar Group, Inc	513
21,438	*	Covansys Corp	529

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
35,280	*	CSG Systems International, Inc	$883
22,032	e*	Cybersource Corp	276
5,800	*	DealerTrack Holdings, Inc	178
37,676		Deluxe Corp	1,263
29,125	*	Dendrite International, Inc	456
30,779	e*	Digital River, Inc	1,701
9,090	e*	DivX, Inc	182
42,841	e*	DST Systems, Inc	3,222
18,300	*	DynCorp International, Inc (Class A)	276
94,764	*	Earthlink, Inc	697
861,868	*	eBay, Inc	28,571
18,386	e*	Echelon Corp	194
31,866	e*	Eclipsys Corp	614
15,642	e*	eCollege.com, Inc	281
33,247	e*	eFunds Corp	886
11,677	e*	Electro Rent Corp	168
222,710	*	Electronic Arts, Inc	11,216
380,164		Electronic Data Systems Corp	10,523
14,917	e*	Emageon, Inc	164
119,873	e*	Emdeon Corp	1,814
42,487	e*	Epicor Software Corp	591
8,841	e*	EPIQ Systems, Inc	180
93,669	e	Equifax, Inc	3,414
22,324	e*	Equinix, Inc	1,912
15,409	e*	eSpeed, Inc (Class A)	146
51,812	e*	Evergreen Energy, Inc	340
1,400	e*	ExlService Holdings, Inc	29
145,271	e*	Expedia, Inc	3,367
31,046	e*	F5 Networks, Inc	2,070
31,706		Factset Research Systems, Inc	1,993
44,626		Fair Isaac Corp	1,726
22,225	*	FalconStor Software, Inc	232
137,730		Fidelity National Information Services, Inc	6,261
5,700	e*	First Advantage Corp (Class A)	137
554,176		First Data Corp	14,907
128,982	*	Fiserv, Inc	6,844
9,100	*	Forrester Research, Inc	258
9,437		FTD Group, Inc	156
44,457	e*	Gartner, Inc	1,065
15,914	e*	Gerber Scientific, Inc	169
36,892	*	Getty Images, Inc	1,794
19,091	e	Gevity HR, Inc	377
23,628	*	Global Cash Access, Inc	394
152,961	*	Google, Inc (Class A)	70,081
8,150	*	H&E Equipment Services, Inc	175
18,495	e	Healthcare Services Group	530
10,050	e	Heartland Payment Systems, Inc	238
14,300	*	Heidrick & Struggles International, Inc	693
17,722	e*	Hudson Highland Group, Inc	276
37,591	e*	Hypercom Corp	224
45,412	*	Hyperion Solutions Corp	2,354
10,436	e*	i2 Technologies, Inc	250
4,942	e*	ICT Group, Inc	86
12,987	e*	iGate Corp	107
16,530	*	IHS, Inc (Class A)	680
148,923		IMS Health, Inc	4,417

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,150	e*	Infocrossing, Inc	$210
62,644	*	Informatica Corp	841
23,086	e*	Infospace, Inc	593
20,612		infoUSA, Inc	198
7,700	e*	Innerworkings, Inc	91
11,821	e*	Innovative Solutions & Support, Inc	299
7,121	e	Integral Systems, Inc	172
25,164	e	Interactive Data Corp	623
21,565	e*	Internap Network Services Corp	340
32,107	e*	Internet Capital Group, Inc	344
8,416	e	Interpool, Inc	206
343,962	e*	Interpublic Group of Cos, Inc	4,234
26,296	*	Interwoven, Inc	444
254,822	*	Intuit, Inc	6,972
20,768	e*	inVentiv Health, Inc	795
45,508	e*	Ipass, Inc	229
126,088	e*	Iron Mountain, Inc	3,295
54,563		Jack Henry & Associates, Inc	1,312
18,698	e*	JDA Software Group, Inc	281
413,422	*	Juniper Networks, Inc	8,136
15,435	e*	Jupitermedia Corp	102
34,016	e*	Keane, Inc	462
13,656	e	Kelly Services, Inc (Class A)	440
11,281	e*	Kenexa Corp	351
21,985	e*	Kforce, Inc	303
33,337	e*	Kinetic Concepts, Inc	1,688
10,111	e*	Knot, Inc	218
30,104	e*	Korn/Ferry International	691
22,157	e*	Kronos, Inc	1,185
43,595	*	Labor Ready, Inc	828
61,903	e	Lamar Advertising Co (Class A)	3,898
87,730	e*	Lawson Software, Inc	710
43,208	e*	Lionbridge Technologies	220
4,800	e*	Liquidity Services, Inc	81
11,455	e*	LoJack Corp	217
23,625	e*	Magma Design Automation, Inc	283
19,563	*	Manhattan Associates, Inc	537
64,108	e	Manpower, Inc	4,729
12,905	*	Mantech International Corp (Class A)	431
13,097	*	Mapinfo Corp	264
16,386	e	Marchex, Inc (Class B)	251
8,536	e*	Marlin Business Services, Inc	187
46,700	e	Mastercard, Inc (Class A)	4,961
117,862	*	McAfee, Inc	3,427
62,676	e*	Mentor Graphics Corp	1,024
6,510,813		Microsoft Corp	181,456
8,529	*	MicroStrategy, Inc (Class A)	1,078
25,516	e*	Midway Games, Inc	159
64,372		MoneyGram International, Inc	1,787
90,011	*	Monster Worldwide, Inc	4,264
76,340	*	Move, Inc	423
73,891	*	MPS Group, Inc	1,046
65,955	e*	NAVTEQ Corp	2,275
134,110	*	NCR Corp	6,406
13,908	e*	Neoware, Inc	140
19,249	*	Ness Technologies, Inc	246

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
36,786	e*	NetFlix, Inc	$853
7,961	*	Netratings, Inc	166
15,388	*	Netscout Systems, Inc	139
27,305	e	NIC, Inc	146
258,007	*	Novell, Inc	1,863
99,400	e*	Nuance Communications, Inc	1,522
124,321		Omnicom Group, Inc	12,728
7,249	e*	Omniture, Inc	132
18,437	*	On Assignment, Inc	229
14,464	e*	Online Resources Corp	166
9,205	*	Opnet Technologies, Inc	124
57,994	e*	Opsware, Inc	420
2,908,280	*	Oracle Corp	52,727
25,857	*	Packeteer, Inc	321
82,059	e*	Parametric Technology Corp	1,567
13,662	e*	PDF Solutions, Inc	154
7,322	e	Pegasystems, Inc	68
13,179	e*	PeopleSupport, Inc	151
12,203	e*	Perficient, Inc	241
61,125	e*	Perot Systems Corp (Class A)	1,092
23,907	*	Phase Forward, Inc	314
10,816	e*	Portfolio Recovery Associates, Inc	483
12,518	e*	PRA International	270
49,575	*	Premiere Global Services, Inc	556
28,939	e*	Progress Software Corp	903
8,302	e	QAD, Inc	76
11,520	e	Quality Systems, Inc	461
47,410	e*	Quest Software, Inc	771
15,387	e*	Radiant Systems, Inc	200
15,185	e*	Radisys Corp	248
76,360	e*	RealNetworks, Inc	599
137,532	e*	Red Hat, Inc	3,154
5,893	e	Renaissance Learning, Inc	78
49,265	e*	Rent-A-Center, Inc	1,378
19,226	e*	Rewards Network, Inc	102
10,621	e*	RightNow Technologies, Inc	174
109,964		Robert Half International, Inc	4,070
20,193		Rollins, Inc	465
41,988	*	S1 Corp	252
17,942	*	SafeNet, Inc	508
62,256	e*	Salesforce.com, Inc	2,666
55,315	*	Sapient Corp	379
35,286	e*	Secure Computing Corp	272
212,713	e	ServiceMaster Co	3,274
8,963	e*	SI International, Inc	257
14,344	e*	Smith Micro Software, Inc	267
18,198	*	Sohu.com, Inc	390
45,445	*	SonicWALL, Inc	380
196,100	e*	Sonus Networks, Inc	1,583
47,815	e	Sotheby's	2,127
42,038	e*	Spherion Corp	371
13,651	e*	SPSS, Inc	493
31,079	e*	SRA International, Inc (Class A)	757
7,046	e*	Startek, Inc	69
7,178	e*	Stratasys, Inc	307
2,557,520	e*	Sun Microsystems, Inc	15,371

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
69,226	e*	Sybase, Inc	$1,750
20,941	*	SYKES Enterprises, Inc	382
686,495	*	Symantec Corp	11,876
8,784	e*	SYNNEX Corp	187
107,597	*	Synopsys, Inc	2,822
4,749	e	Syntel, Inc	165
52,739	e*	Take-Two Interactive Software, Inc	1,062
11,400	e	TAL International Group, Inc	274
9,690	e*	Taleo Corp (Class A)	161
22,604	e	Talx Corp	749
24,393	e*	TeleTech Holdings, Inc	895
12,795	e	TheStreet.com, Inc	157
48,928	e*	THQ, Inc	1,673
162,094	e*	TIBCO Software, Inc	1,381
16,913		TNS, Inc	272
25,671	e	Total System Services, Inc	818
18,504	*	TradeStation Group, Inc	233
27,282	e*	Transaction Systems Architects, Inc	884
2,800	e*	Travelzoo, Inc	103
28,864	*	Trizetto Group, Inc	578
15,759	e*	Ultimate Software Group, Inc	413
259,620	e*	Unisys Corp	2,189
42,307		United Online, Inc	594
51,881	e*	United Rentals, Inc	1,427
24,068	*	Universal Compression Holdings, Inc	1,629
72,727	e*	Valueclick, Inc	1,900
23,271	e*	Vasco Data Security International	416
182,779	*	VeriSign, Inc	4,591
5,226	e*	Vertrue, Inc	251
15,178	e	Viad Corp	586
20,615	*	Vignette Corp	383
12,149	e*	Volt Information Sciences, Inc	318
398,882		Waste Management, Inc	13,725
31,988	*	WebEx Communications, Inc	1,819
4,946	e*	WebMD Health Corp (Class A)	260
38,958	e*	webMethods, Inc	280
33,540	*	Websense, Inc	771
12,203	e*	WebSideStory, Inc	158
53,517	*	Wind River Systems, Inc	532
23,793	*	Witness Systems, Inc	641
1,029,365	*	Yahoo!, Inc	32,209
		TOTAL BUSINESS SERVICES	807,673

CHEMICALS AND ALLIED PRODUCTS - 9.26%
1,116,609		Abbott Laboratories	62,307
18,485	e*	Abraxis BioScience, Inc	494
16,937	e*	Acadia Pharmaceuticals, Inc	254
21,334	e*	Adams Respiratory Therapeutics, Inc	717
31,936	e*	Adolor Corp	279
5,786	e*	Advanced Magnetics, Inc	349
38,357	e*	ADVENTRX Pharmaceuticals, Inc	96
162,882	e	Air Products & Chemicals, Inc	12,047
17,349	*	Albany Molecular Research, Inc	171
58,232		Albemarle Corp	2,407
56,970		Alberto-Culver Co	1,303
25,678	e*	Alexion Pharmaceuticals, Inc	1,110

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
75,565	*	Alkermes, Inc	$1,167
22,480	e*	Alnylam Pharmaceuticals, Inc	405
34,687	e*	Alpharma, Inc (Class A)	835
40,668	e*	American Oriental Bioengineering, Inc	382
12,379	e	American Vanguard Corp	212
862,789	*	Amgen, Inc	48,213
21,429	e*	Anadys Pharmaceuticals, Inc	85
16,685		Arch Chemicals, Inc	521
43,996	e*	Arena Pharmaceuticals, Inc	478
27,489	e*	Array Biopharma, Inc	349
27,606	e*	Atherogenics, Inc	78
15,864	*	Auxilium Pharmaceuticals, Inc	233
18,741	e*	AVANIR Pharmaceuticals (Class A)	23
24,200	e*	Aventine Renewable Energy Holdings, Inc	441
68,606		Avery Dennison Corp	4,409
36,608	e*	AVI BioPharma, Inc	98
330,272		Avon Products, Inc	12,306
11,970	e	Balchem Corp	212
77,758	e*	Barr Pharmaceuticals, Inc	3,604
10,191	e*	Bentley Pharmaceuticals, Inc	83
16,244	e*	BioCryst Pharmaceuticals, Inc	136
27,226	e*	Bioenvision, Inc	111
251,350	*	Biogen Idec, Inc	11,155
60,488	e*	BioMarin Pharmaceuticals, Inc	1,044
9,920	e*	Bradley Pharmaceuticals, Inc	190
1,438,739		Bristol-Myers Squibb Co	39,939
47,334		Cabot Corp	2,259
28,512	e*	Calgon Carbon Corp	237
20,927	e	Cambrex Corp	515
5,883	e*	Caraco Pharmaceutical Laboratories Ltd	72
58,048		Celanese Corp (Series A)	1,790
28,958	e*	Cell Genesys, Inc	122
45,246	e*	Cephalon, Inc	3,222
41,331		CF Industries Holdings, Inc	1,593
51,302	*	Charles River Laboratories International, Inc	2,373
12,829	e*	Chattem, Inc	756
179,587		Chemtura Corp	1,963
48,517	e	Church & Dwight Co, Inc	2,443
110,865		Clorox Co	7,061
13,144	e*	Coley Pharmaceutical Group, Inc	126
376,555		Colgate-Palmolive Co	25,150
17,022	e*	Combinatorx, Inc	119
39,198	e*	Cubist Pharmaceuticals, Inc	865
34,138	*	Cypress Bioscience, Inc	259
31,068		Cytec Industries, Inc	1,747
18,758	e*	Cytokinetics, Inc	131
64,810		Dade Behring Holdings, Inc	2,842
42,749	e*	Dendreon Corp	553
12,457	*	Digene Corp	528
703,848		Dow Chemical Co	32,278
674,160		Du Pont (E.I.) de Nemours & Co	33,324
30,568	e*	Durect Corp	127
59,583	e	Eastman Chemical Co	3,773
133,550		Ecolab, Inc	5,743
719,448		Eli Lilly & Co	38,642
17,426	e*	Elizabeth Arden, Inc	380

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,357	e*	Emisphere Technologies, Inc	$52
42,677	e*	Encysive Pharmaceuticals, Inc	116
28,467	e*	Enzon Pharmaceuticals, Inc	232
90,965	e	Estee Lauder Cos (Class A)	4,444
28,545	e	Ferro Corp	617
29,190	e	FMC Corp	2,202
238,556	*	Forest Laboratories, Inc	12,271
341,725	*	Genentech, Inc	28,062
16,478	e*	Genitope Corp	68
95,847	e*	Genta, Inc	30
191,455	*	Genzyme Corp	11,491
29,819	e	Georgia Gulf Corp	483
51,960	e*	Geron Corp	364
332,884	*	Gilead Sciences, Inc	25,466
5,819	e*	GTx, Inc	119
45,628		H.B. Fuller Co	1,244
20,149	e*	Hana Biosciences, Inc	39
87,144	*	Hercules, Inc	1,703
5,289	e*	Hi-Tech Pharmacal Co, Inc	59
114,166	*	Hospira, Inc	4,669
102,740	e*	Human Genome Sciences, Inc	1,091
68,447		Huntsman Corp	1,307
17,140	e*	Idenix Pharmaceuticals, Inc	125
23,187	*	Idexx Laboratories, Inc	2,032
52,688	e*	ImClone Systems, Inc	2,148
49,858	e*	Immucor, Inc	1,467
33,132	e*	Indevus Pharmaceuticals, Inc	234
8,064	e	Innospec, Inc	465
3,281	e	Inter Parfums, Inc	69
19,810	e*	InterMune, Inc	489
66,790	e	International Flavors & Fragrances, Inc	3,154
28,268	e*	Inverness Medical Innovations, Inc	1,238
36,819	e*	Invitrogen Corp	2,344
27,654	e*	Keryx Biopharmaceuticals, Inc	291
179,861	*	King Pharmaceuticals, Inc	3,538
5,472	e	Koppers Holdings, Inc	140
2,620	e	Kronos Worldwide, Inc	85
28,944	e*	KV Pharmaceutical Co (Class A)	716
50,899	e	Lubrizol Corp	2,623
158,338	e	Lyondell Chemical Co	4,745
20,639		MacDermid, Inc	720
9,202	e	Mannatech, Inc	148
17,575	e*	MannKind Corp	251
23,199	e*	Martek Biosciences Corp	478
83,079	e*	Medarex, Inc	1,075
36,966	e*	Medicines Co	927
41,813	e	Medicis Pharmaceutical Corp (Class A)	1,289
8,237	e*	Medifast, Inc	59
183,975	e*	Medimmune, Inc	6,695
1,597,039		Merck & Co, Inc	70,541
14,765		Meridian Bioscience, Inc	410
15,117	e*	Metabasis Therapeutics, Inc	111
55,982	e*	MGI Pharma, Inc	1,258
237,944	e*	Millennium Pharmaceuticals, Inc	2,703
14,800	e	Minerals Technologies, Inc	920
15,457	e*	Momenta Pharmaceuticals, Inc	200

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
394,090		Monsanto Co	$21,659
109,683	e*	Mosaic Co	2,924
179,569		Mylan Laboratories, Inc	3,796
40,164	e*	Nabi Biopharmaceuticals	213
75,501		Nalco Holding Co	1,805
15,424	e*	Nastech Pharmaceutical Co, Inc	166
43,547	*	NBTY, Inc	2,310
26,156	e*	Neurocrine Biosciences, Inc	327
13,585	e*	New River Pharmaceuticals, Inc	864
12,540		NewMarket Corp	510
4,943	e	NL Industries, Inc	54
18,316	e*	Northfield Laboratories, Inc	66
43,468	e*	Novavax, Inc	113
15,161	e*	Noven Pharmaceuticals, Inc	352
36,372	e*	NPS Pharmaceuticals, Inc	123
36,517	e*	Nuvelo, Inc	134
51,638		Olin Corp	875
24,015	*	OM Group, Inc	1,073
29,263	*	Omnova Solutions, Inc	160
32,723	e*	Onyx Pharmaceuticals, Inc	813
30,922	e*	OraSure Technologies, Inc	227
44,855	e*	OSI Pharmaceuticals, Inc	1,480
21,959	e*	Pacific Ethanol, Inc	374
24,948	e*	Pain Therapeutics, Inc	196
35,301	e*	Panacos Pharmaceuticals, Inc	164
26,028	*	Par Pharmaceutical Cos, Inc	654
17,955	e*	Parexel International Corp	646
8,294	e*	Parlux Fragrances, Inc	46
86,833	e*	PDL BioPharma, Inc	1,884
14,839	e*	Penwest Pharmaceuticals Co	150
122,099	e*	Peregrine Pharmaceuticals, Inc	120
54,947	e	Perrigo Co	970
13,027	e*	PetMed Express, Inc	154
5,375,457		Pfizer, Inc	135,784
16,760	e*	Pharmion Corp	441
850	*	Physicians Formula Holdings, Inc	16
7,693	e*	Pioneer Cos, Inc	213
67,684	e*	PolyOne Corp	413
15,548	e*	Pozen, Inc	229
120,331		PPG Industries, Inc	8,461
234,520		Praxair, Inc	14,765
20,200	*	Prestige Brands Holdings, Inc	239
2,401,961		Procter & Gamble Co	151,708
15,641	e*	Progenics Pharmaceuticals, Inc	370
21,781	e*	Quidel Corp	261
18,760	e*	Renovis, Inc	66
128,735	e,v*	Revlon, Inc (Class A)	135
23,386	*	Rockwood Holdings, Inc	647
116,845		Rohm & Haas Co	6,043
86,923	e	RPM International, Inc	2,008
32,161	e*	Salix Pharmaceuticals Ltd	405
32,144	e*	Santarus, Inc	226
1,083,795		Schering-Plough Corp	27,648
20,521	e*	Sciele Pharma, Inc	486
34,766	e	Scotts Miracle-Gro Co (Class A)	1,531
33,451	e	Sensient Technologies Corp	862

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
80,125	e*	Sepracor, Inc	$3,736
97,966	e	Sigma-Aldrich Corp	4,068
3,797	e*	Somaxon Pharmaceuticals, Inc	46
3,400	e	Stepan Co	89
36,010	e*	SuperGen, Inc	212
10,427	e*	SurModics, Inc	375
15,482	e*	Tanox, Inc	291
31,857	e	Tronox, Inc (Class B)	445
36,392	e	UAP Holding Corp	941
19,014	*	United Therapeutics Corp	1,023
8,287	e*	USANA Health Sciences, Inc	388
70,160	e*	USEC, Inc	1,140
72,394	e*	Valeant Pharmaceuticals International	1,252
72,315	e	Valspar Corp	2,013
60,046	*	VCA Antech, Inc	2,180
16,400	e*	Verasun Energy Corp	326
88,537	e*	Vertex Pharmaceuticals, Inc	2,483
47,837	e*	Viropharma, Inc	687
4,689	e*	Visicu, Inc	37
76,093	*	Watson Pharmaceuticals, Inc	2,011
11,832	e	Westlake Chemical Corp	321
49,789	e*	WR Grace & Co	1,315
984,848		Wyeth	49,272
11,683	e*	Xenoport, Inc	325
26,437	e*	Zymogenetics, Inc	411
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,062,799

COAL MINING - 0.17%
44,121	e*	Alpha Natural Resources, Inc	690
101,350	e	Arch Coal, Inc	3,111
130,132		Consol Energy, Inc	5,092
80,635	e*	International Coal Group, Inc	423
11,662	e*	James River Coal Co	87
64,793	e	Massey Energy Co	1,554
190,142		Peabody Energy Corp	7,651
14,219		Penn Virginia Corp	1,044
4,756	e*	Westmoreland Coal Co	96
		TOTAL COAL MINING	19,748

COMMUNICATIONS - 5.00%
30,232	e	Alaska Communications Systems Group, Inc	446
264,408		Alltel Corp	16,393
308,120	e*	American Tower Corp (Class A)	12,001
25,675	e*	Anixter International, Inc	1,693
4,606,840		AT&T, Inc	181,648
3,924		Atlantic Tele-Network, Inc	103
10,900	e*	Audiovox Corp (Class A)	160
340,367	*	Avaya, Inc	4,020
37,143	e*	Brightpoint, Inc	425
160,716		Cablevision Systems Corp (Class A)	4,891
11,624	*	Cbeyond Communications, Inc	341
15,110	e*	Centennial Communications Corp	124
86,616		CenturyTel, Inc	3,914
284,093	e*	Charter Communications, Inc (Class A)	793
180,973	e*	Cincinnati Bell, Inc	851
26,654	e	Citadel Broadcasting Corp	253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
253,376	e	Citizens Communications Co	$3,788
368,636	e	Clear Channel Communications, Inc	12,917
2,137,686	e*	Comcast Corp (Class A)	55,473
14,680	e	Consolidated Communications Holdings, Inc	292
206,879	e*	Covad Communications Group, Inc	263
32,384	e*	Cox Radio, Inc (Class A)	442
151,243	e*	Crown Castle International Corp	4,859
13,062	e*	Crown Media Holdings, Inc (Class A)	70
12,239	e	CT Communications, Inc	295
18,300	e*	CTC Media, Inc	470
35,320	e*	Cumulus Media, Inc (Class A)	331
588,317	e*	DIRECTV Group, Inc	13,572
107,468	e*	Dobson Communications Corp (Class A)	923
151,885	e*	EchoStar Communications Corp (Class A)	6,596
110,594		Embarq Corp	6,232
26,410	e	Emmis Communications Corp (Class A)	223
22,831	e	Entercom Communications Corp (Class A)	643
52,691	*	Entravision Communications Corp (Class A)	492
6,340	*	Eschelon Telecom, Inc	183
19,917	e	Fairpoint Communications, Inc	383
60,357	e*	FiberTower Corp	313
5,404	e*	Fisher Communications, Inc	263
111,700	*	Foundry Networks, Inc	1,516
38,028	*	General Communication, Inc (Class A)	532
47,416		Global Payments, Inc	1,615
8,275	e*	Globalstar, Inc	88
14,920	e	Golden Telecom, Inc	826
29,084		Gray Television, Inc	303
16,976	e*	Harris Stratex Networks, Inc (Class A)	326
18,785	e	Hearst-Argyle Television, Inc	511
127,572	e*	IAC/InterActiveCorp	4,811
39,942	e	IDT Corp (Class B)	453
16,276	e*	InPhonic, Inc	177
22,094	e	Iowa Telecommunications Services, Inc	442
11,781	*	iPCS, Inc	577
35,358	e*	j2 Global Communications, Inc	980
35,762	*	Leap Wireless International, Inc	2,360
1,101,479	e*	Level 3 Communications, Inc	6,719
295,648	*	Liberty Global, Inc (Class A)	9,736
102,606	e*	Liberty Media Corp - Capital (Series A)	11,347
481,205	e*	Liberty Media Holding Corp (Interactive A)	11,462
19,340	e*	Lightbridge, Inc	340
17,509	e*	Lin TV Corp (Class A)	278
11,186	e*	Lodgenet Entertainment Corp	344
28,940	e*	Mastec, Inc	319
42,748	*	Mediacom Communications Corp (Class A)	348
47,663	e*	NeuStar, Inc (Class A)	1,356
107,750	e*	NII Holdings, Inc	7,993
9,887	e	North Pittsburgh Systems, Inc	215
20,547	e*	Novatel Wireless, Inc	330
10,300		NTELOS Holdings Corp	198
29,000	e*	PAETEC Holding Corp	304
1,154,282	e*	Qwest Communications International, Inc	10,377
57,767	e*	Radio One, Inc (Class D)	373
20,736	*	RCN Corp	530
8,327	e	Salem Communications Corp (Class A)	104

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,137	*	SAVVIS, Inc	$1,204
77,086	e*	SBA Communications Corp (Class A)	2,278
5,360	e	Shenandoah Telecom Co	252
29,018	e	Sinclair Broadcast Group, Inc (Class A)	448
31,566	e*	Spanish Broadcasting System, Inc (Class A)	126
2,116,340		Sprint Nextel Corp	40,126
9,587	e	SureWest Communications	238
16,874	e*	Syniverse Holdings, Inc	178
81,310		Telephone & Data Systems, Inc	4,848
24,161	e*	Terremark Worldwide, Inc	195
54,997	e*	TiVo, Inc	349
11,370	*	US Cellular Corp	835
18,421	e	USA Mobility, Inc	367
2,134,336		Verizon Communications, Inc	80,934
464,660	*	Viacom, Inc (Class B)	19,102
21,965	e*	Vonage Holdings Corp	76
325,759		Windstream Corp	4,785
38,447	e*	Wireless Facilities, Inc	50
223,655	e*	XM Satellite Radio Holdings, Inc (Class A)	2,890
		TOTAL COMMUNICATIONS	574,550

DEPOSITORY INSTITUTIONS - 8.06%
9,281	e	1st Source Corp	243
5,043	e	Abington Community Bancorp, Inc	100
10,688	e	Alabama National Bancorp	757
16,250	e	Amcore Financial, Inc	516
6,684	e	AmericanWest Bancorp	144
7,905	e	Ameris Bancorp	194
16,200	e	Anchor Bancorp Wisconsin, Inc	459
7,377	e	Arrow Financial Corp	165
96,885	e	Associated Banc-Corp	3,255
68,628		Astoria Financial Corp	1,825
5,016	e	Bancfirst Corp	232
7,613	e*	Bancorp, Inc	198
55,303		Bancorpsouth, Inc	1,352
5,589	e	BancTrust Financial Group, Inc	118
48,672	e	Bank Mutual Corp	553
3,347,959		Bank of America Corp	170,813
10,885	e	Bank of Granite Corp	195
38,376		Bank of Hawaii Corp	2,035
557,590		Bank of New York Co, Inc	22,610
8,348	e	Bank of the Ozarks, Inc	240
33,271	e	BankAtlantic Bancorp, Inc (Class A)	365
17,629	e	BankFinancial Corp	287
22,200	e	BankUnited Financial Corp (Class A)	471
8,647	e	Banner Corp	359
399,835		BB&T Corp	16,401
6,060	e	Berkshire Hills Bancorp, Inc	204
13,613	e*	BFC Financial Corp (Class A)	60
16,366	e	BOK Financial Corp	811
24,206	e	Boston Private Financial Holdings, Inc	676
49,152	e	Brookline Bancorp, Inc	623
6,621	e	Cadence Financial Corp	132
5,218	e	Camden National Corp	226
9,158	e	Capital City Bank Group, Inc	305
6,231	e	Capital Corp of the West	165

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,528	e	Capitol Bancorp Ltd	$351
16,280	e	Capitol Federal Financial	616
16,258	e	Cardinal Financial Corp	162
19,846	e	Cascade Bancorp	515
4,003	e	Cass Information Systems, Inc	135
36,547	e	Cathay General Bancorp	1,242
40,600	e*	Centennial Bank Holdings, Inc	351
7,848	e	Center Financial Corp	155
6,230	e	Centerstate Banks of Florida, Inc	110
20,935	e	Central Pacific Financial Corp	766
16,601	e	Chemical Financial Corp	495
32,874	e	Chittenden Corp	992
54,766	e	Citizens Banking Corp	1,214
6,091	e	Citizens First Bancorp, Inc	139
9,310	e	City Bank	299
12,921	e	City Holding Co	523
31,838		City National Corp	2,343
8,907	e	Clifton Savings Bancorp, Inc	106
11,061	e	Coastal Financial Corp	173
10,291	e	CoBiz, Inc	205
115,310		Colonial Bancgroup, Inc	2,854
6,977	e	Columbia Bancorp	168
10,948	e	Columbia Banking System, Inc	369
117,738	e	Comerica, Inc	6,961
132,210		Commerce Bancorp, Inc	4,413
49,814	e	Commerce Bancshares, Inc	2,407
3,531	e*	Community Bancorp	109
20,690	e	Community Bank System, Inc	433
17,049	e	Community Banks, Inc	407
9,922	e	Community Trust Bancorp, Inc	359
95,615		Compass Bancshares, Inc	6,578
27,635	e	Corus Bankshares, Inc	471
43,897		Cullen/Frost Bankers, Inc	2,297
47,839	e	CVB Financial Corp	569
19,824	e	Dime Community Bancshares	262
7,041	e*	Dollar Financial Corp	178
16,567	e	Downey Financial Corp	1,069
42,390	e	East West Bancorp, Inc	1,559
5,234	e	Enterprise Financial Services Corp	147
24,890	e*	Euronet Worldwide, Inc	669
4,024	e	Farmers Capital Bank Corp	118
348,733	e	Fifth Third Bancorp	13,492
7,060	e	First Bancorp	151
48,962		First Bancorp	649
10,765	e	First Busey Corp	231
23,638		First Charter Corp	508
4,516		First Citizens Bancshares, Inc (Class A)	908
51,852	e	First Commonwealth Financial Corp	609
15,971	e	First Community Bancorp, Inc	903
6,565	e	First Community Bancshares, Inc	256
23,858	e	First Financial Bancorp	360
14,678	e	First Financial Bankshares, Inc	614
8,954	e	First Financial Corp	277
8,300	e	First Financial Holdings, Inc	287
90,481	e	First Horizon National Corp	3,758
8,910	e	First Indiana Corp	195

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
12,330	e	First Merchants Corp	$292
34,833	e	First Midwest Bancorp, Inc	1,280
79,187	e	First Niagara Financial Group, Inc	1,101
10,172	e	First Place Financial Corp	218
4,965	*	First Regional Bancorp	147
18,291		First Republic Bank	982
5,157	e	First South Bancorp, Inc	158
12,414		First State Bancorporation	280
13,972	e*	FirstFed Financial Corp	794
59,714	e	FirstMerit Corp	1,261
25,530	e	Flagstar Bancorp, Inc	305
12,979	e	Flushing Financial Corp	211
43,167	e	FNB Corp	727
4,667	e	FNB Corp	167
16,647	e*	Franklin Bank Corp	297
46,892	e	Fremont General Corp	325
28,387	e	Frontier Financial Corp	708
123,318	e	Fulton Financial Corp	1,792
8,916	e	GB&T Bancshares, Inc	162
34,277	e	Glacier Bancorp, Inc	824
7,290	e	Great Southern Bancorp, Inc	213
36,753	e	Greater Bay Bancorp	988
6,221	e	Greene County Bancshares, Inc	211
19,896		Hancock Holding Co	875
27,371	e	Hanmi Financial Corp	522
19,713	e	Harleysville National Corp	351
10,342	e	Heartland Financial USA, Inc	277
8,209		Heritage Commerce Corp	209
4,522	e	Home Federal Bancorp, Inc	70
8,546	e	Horizon Financial Corp	189
428,775	e	Hudson City Bancorp, Inc	5,866
182,131	e	Huntington Bancshares, Inc	3,980
6,962	e	IBERIABANK Corp	388
9,704	e	Independent Bank Corp	320
16,011	e	Independent Bank Corp	326
54,000	e	IndyMac Bancorp, Inc	1,731
12,591		Integra Bank Corp	281
32,243	e	International Bancshares Corp	957
3,408	e*	Intervest Bancshares Corp	98
37,852	*	Investors Bancorp, Inc	547
49,694		Investors Financial Services Corp	2,890
15,442	e	Irwin Financial Corp	288
3,467	e	ITLA Capital Corp	180
2,549,154		JPMorgan Chase & Co	123,328
14,732	e	Kearny Financial Corp	212
295,842	e	Keycorp	11,085
22,471		KNBT Bancorp, Inc	331
13,136	e	Lakeland Bancorp, Inc	178
8,565	e	Lakeland Financial Corp	194
56,260	e	M&T Bank Corp	6,517
10,326	e	Macatawa Bank Corp	190
23,701		MAF Bancorp, Inc	980
11,504	e	MainSource Financial Group, Inc	195
185,640		Marshall & Ilsley Corp	8,597
20,931		MB Financial, Inc	754
9,839	e	MBT Financial Corp	127

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
300,556		Mellon Financial Corp	$12,966
5,125		Mercantile Bank Corp	166
4,987	e	MetroCorp Bancshares, Inc	106
15,609	e	Mid-State Bancshares	573
11,521	e	Midwest Banc Holdings, Inc	204
15,140	e	Nara Bancorp, Inc	265
1,893	e	NASB Financial, Inc	66
447,661	e	National City Corp	16,675
34,239	e	National Penn Bancshares, Inc	647
24,427	e	NBT Bancorp, Inc	572
34,157	e*	Net 1 UEPS Technologies, Inc	850
31,499	e*	NetBank, Inc	70
218,950	e	New York Community Bancorp, Inc	3,851
78,754	e	NewAlliance Bancshares, Inc	1,277
159,276		Northern Trust Corp	9,579
12,217	e	Northwest Bancorp, Inc	331
6,026	e	OceanFirst Financial Corp	105
50,588	e	Old National Bancorp	920
8,710	e	Old Second Bancorp, Inc	239
8,719	e	Omega Financial Corp	249
17,777		Oriental Financial Group, Inc	209
33,369	e	Pacific Capital Bancorp	1,072
9,214	e	Park National Corp	870
34,547	e	Partners Trust Financial Group, Inc	395
5,884	e	Pennfed Financial Services, Inc	128
6,808	e	Peoples Bancorp, Inc	180
41,197	e	People's Bank	1,829
17,415		PFF Bancorp, Inc	528
10,869	e*	Pinnacle Financial Partners, Inc	332
8,230		Placer Sierra Bancshares	223
254,461		PNC Financial Services Group, Inc	18,314
202,543		Popular, Inc	3,354
4,336		Preferred Bank	170
9,582	e	Premierwest Bancorp	129
12,613	e	PrivateBancorp, Inc	461
23,642	e	Prosperity Bancshares, Inc	821
25,227	e	Provident Bankshares Corp	829
53,846	e	Provident Financial Services, Inc	940
30,181	e	Provident New York Bancorp	427
4,843	e	QC Holdings, Inc	64
535,582	e	Regions Financial Corp	18,944
10,908	e	Renasant Corp	269
6,105	e	Republic Bancorp, Inc (Class A)	138
6,115	e	Rockville Financial, Inc	92
3,344	e	Royal Bancshares of Pennsylvania (Class A)	79
20,998	e	S&T Bancorp, Inc	694
8,198	e	S.Y. Bancorp, Inc	204
9,617	e	Sandy Spring Bancorp, Inc	333
4,873		Santander BanCorp	86
5,836	e	SCBT Financial Corp	212
9,460	e	Seacoast Banking Corp of Florida	214
10,334	e	Security Bank Corp	208
6,056	e	Shore Bancshares, Inc	160
3,786	e	Sierra Bancorp	106
20,862	*	Signature Bank	679
9,660	e	Simmons First National Corp (Class A)	290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
70,064		Sky Financial Group, Inc	$1,882
6,087	e	Smithtown Bancorp, Inc	158
53,177		South Financial Group, Inc	1,315
7,964	e	Southside Bancshares, Inc	182
9,257		Southwest Bancorp, Inc	238
288,300	e	Sovereign Bancorp, Inc	7,334
243,157		State Street Corp	15,744
13,290		Sterling Bancorp	241
48,597	e	Sterling Bancshares, Inc	543
17,306	e	Sterling Financial Corp	384
34,680		Sterling Financial Corp	1,082
7,140	e	Suffolk Bancorp	230
8,334	e*	Sun Bancorp, Inc	155
266,191	e	SunTrust Banks, Inc	22,104
11,742	e*	Superior Bancorp	127
34,534	e	Susquehanna Bancshares, Inc	801
25,915	e*	SVB Financial Group	1,259
199,883		Synovus Financial Corp	6,464
4,565	e	Taylor Capital Group, Inc	160
98,216		TCF Financial Corp	2,589
74,865		TD Banknorth, Inc	2,408
16,293	e*	Texas Capital Bancshares, Inc	334
14,873		TierOne Corp	402
6,413	e	Tompkins Trustco, Inc	268
9,919	e	Trico Bancshares	235
51,426	e	Trustco Bank Corp NY	493
34,436	e	Trustmark Corp	966
67,163	e	UCBH Holdings, Inc	1,251
24,432	e	UMB Financial Corp	922
39,940	e	Umpqua Holdings Corp	1,069
8,916	e	Union Bankshares Corp	231
40,776	e	UnionBanCal Corp	2,586
27,662	e	United Bankshares, Inc	969
24,124	e	United Community Banks, Inc	791
18,456	e	United Community Financial Corp	204
5,067	e	United Security Bancshares	97
7,380	e	Univest Corp of Pennsylvania	183
1,303,253		US Bancorp	45,575
8,850	e	USB Holding Co, Inc	201
81,802	e	Valley National Bancorp	2,065
5,377	e	Vineyard National Bancorp	124
11,237	e*	Virginia Commerce Bancorp	243
6,936	e	Virginia Financial Group, Inc	180
75,924	e	W Holding Co, Inc	380
1,380,360		Wachovia Corp	75,989
62,928		Washington Federal, Inc	1,476
646,056	e	Washington Mutual, Inc	26,088
8,575	e	Washington Trust Bancorp, Inc	230
7,507	e*	Wauwatosa Holdings, Inc	131
40,642		Webster Financial Corp	1,951
2,458,228		Wells Fargo & Co	84,637
15,679	e	WesBanco, Inc	484
11,639	e	West Bancorporation, Inc	176
10,009	e	West Coast Bancorp	320
23,845	e	Westamerica Bancorporation	1,149
9,370	e*	Western Alliance Bancorp	291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
560,276		Western Union Co	$12,298
10,962		Westfield Financial, Inc	118
46,684		Whitney Holding Corp	1,427
11,119	e	Willow Grove Bancorp, Inc	143
51,413	e	Wilmington Trust Corp	2,168
9,638	e	Wilshire Bancorp, Inc	158
17,249	e	Wintrust Financial Corp	769
4,467		WSFS Financial Corp	288
6,959	e	Yardville National Bancorp	253
78,574		Zions Bancorporation	6,641
		TOTAL DEPOSITORY INSTITUTIONS	926,100

EATING AND DRINKING PLACES - 0.94%
18,260	e*	AFC Enterprises	366
57,337		Applebees International, Inc	1,421
9,771	e*	BJ's Restaurants, Inc	206
24,778	e	Bob Evans Farms, Inc	916
90,265		Brinker International, Inc	2,952
4,688	e*	Buffalo Wild Wings, Inc	299
17,919	e	Burger King Holdings, Inc	387
13,696	e*	California Pizza Kitchen, Inc	450
19,246	e	CBRL Group, Inc	891
24,364	e*	CEC Entertainment, Inc	1,012
60,082	e*	Cheesecake Factory	1,601
19,601	e*	Chipotle Mexican Grill, Inc (Class B)	1,125
55,048		CKE Restaurants, Inc	1,038
23,913	e*	Cosi, Inc	133
108,489	e	Darden Restaurants, Inc	4,469
75,312	*	Denny's Corp	369
30,059	*	Domino's Pizza, Inc	976
13,878	e	IHOP Corp	814
26,757	*	Jack in the Box, Inc	1,850
39,881	e*	Krispy Kreme Doughnuts, Inc	406
12,903	e	Landry's Restaurants, Inc	382
15,891	e*	Luby's, Inc	155
8,310	e*	McCormick & Schmick's Seafood Restaurants, Inc	223
898,185	e	McDonald's Corp	40,463
7,205	e*	Morton's Restaurant Group, Inc	128
14,289	*	O'Charleys, Inc	276
48,107		OSI Restaurant Partners, Inc	1,900
17,432	e*	Papa John's International, Inc	513
20,715	e*	PF Chang's China Bistro, Inc	868
25,931	e*	Rare Hospitality International, Inc	780
11,853	e*	Red Robin Gourmet Burgers, Inc	460
43,367	e	Ruby Tuesday, Inc	1,240
10,929	e*	Ruth's Chris Steak House, Inc	223
55,446	e*	Sonic Corp	1,235
562,672	*	Starbucks Corp	17,645
19,171	e*	Steak N Shake Co	322
37,299	e*	Texas Roadhouse, Inc (Class A)	532
138,710	e	Tim Hortons, Inc	4,220
43,886	e	Triarc Cos (Class B)	754
70,607	e	Wendy's International, Inc	2,210
198,268		Yum! Brands, Inc	11,452
		TOTAL EATING AND DRINKING PLACES	107,662

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
EDUCATIONAL SERVICES - 0.13%
101,988	*	Apollo Group, Inc (Class A)	$4,477
72,830	e*	Career Education Corp	2,221
62,840	e*	Corinthian Colleges, Inc	864
47,765	e	DeVry, Inc	1,402
12,416	e*	Educate, Inc	95
31,812	*	ITT Educational Services, Inc	2,593
32,368	*	Laureate Education, Inc	1,909
3,041	e*	Lincoln Educational Services Corp	43
10,353		Strayer Education, Inc	1,294
14,801	e*	Universal Technical Institute, Inc	342
		TOTAL EDUCATIONAL SERVICES	15,240

ELECTRIC, GAS, AND SANITARY SERVICES - 4.36%
481,005	*	AES Corp	10,351
57,109		AGL Resources, Inc	2,440
120,051	*	Allegheny Energy, Inc	5,899
17,427	e	Allete, Inc	813
87,491	e	Alliant Energy Corp	3,921
183,784	e*	Allied Waste Industries, Inc	2,314
150,954		Ameren Corp	7,593
10,902	e	American Ecology Corp	209
287,837		American Electric Power Co, Inc	14,032
11,397	e	American States Water Co	420
95,891		Aqua America, Inc	2,153
276,036	e*	Aquila, Inc	1,154
62,577		Atmos Energy Corp	1,957
35,312	e	Avista Corp	856
23,485	e	Black Hills Corp	864
11,807	e	California Water Service Group	453
8,600	e	Cascade Natural Gas Corp	227
13,533	*	Casella Waste Systems, Inc (Class A)	132
225,760	e	Centerpoint Energy, Inc	4,050
13,300	e	CH Energy Group, Inc	648
11,577	e*	Clean Harbors, Inc	524
40,584		Cleco Corp	1,048
164,225	e	CMS Energy Corp	2,923
179,482	e	Consolidated Edison, Inc	9,164
131,639		Constellation Energy Group, Inc	11,446
85,275	e*	Covanta Holding Corp	1,891
22,377	e	Crosstex Energy, Inc	643
254,413	e	Dominion Resources, Inc	22,584
85,892	e	DPL, Inc	2,670
129,822		DTE Energy Co	6,219
903,314	e	Duke Energy Corp	18,328
62,246	e	Duquesne Light Holdings, Inc	1,232
287,140	*	Dynegy, Inc (Class A)	2,659
236,750		Edison International	11,632
508,451		El Paso Corp	7,357
37,424	e*	El Paso Electric Co	986
21,443		Empire District Electric Co	532
54,095		Energen Corp	2,753
110,044		Energy East Corp	2,681
4,326	e	EnergySouth, Inc	181
152,411		Entergy Corp	15,991
488,464		Exelon Corp	33,562

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
241,259		FirstEnergy Corp	$15,981
296,406		FPL Group, Inc	18,131
58,400	e	Great Plains Energy, Inc	1,895
59,766	e	Hawaiian Electric Industries, Inc	1,553
31,800		Idacorp, Inc	1,076
55,880		Integrys Energy Group, Inc	3,102
13,100	e	ITC Holdings Corp	567
129,643	e	KeySpan Corp	5,335
78,658		Kinder Morgan, Inc	8,373
14,800	e	Laclede Group, Inc	460
4,287	e	Markwest Hydrocarbon, Inc	266
131,012	e	MDU Resources Group, Inc	3,765
20,394		Metal Management, Inc	942
14,002	e	MGE Energy, Inc	497
190,246	*	Mirant Corp	7,697
62,417	e	National Fuel Gas Co	2,700
20,377	e	New Jersey Resources Corp	1,020
34,041	e	Nicor, Inc	1,648
201,886	e	NiSource, Inc	4,934
114,653		Northeast Utilities	3,757
19,700	e	Northwest Natural Gas Co	900
24,616		NorthWestern Corp	872
92,458	e*	NRG Energy, Inc	6,661
77,992	e	NSTAR	2,739
68,381		OGE Energy Corp	2,653
83,507		Oneok, Inc	3,758
4,962	e	Ormat Technologies, Inc	208
19,998	e	Otter Tail Corp	685
140,856		Pepco Holdings, Inc	4,088
253,602		PG&E Corp	12,241
7,790	e*	Pico Holdings, Inc	333
56,071		Piedmont Natural Gas Co, Inc	1,479
9,700	e*	Pike Electric Corp	175
73,090	e	Pinnacle West Capital Corp	3,527
51,193	e*	Plug Power, Inc	162
57,542		PNM Resources, Inc	1,859
18,623	e	Portland General Electric Co	544
278,542		PPL Corp	11,392
186,345	e	Progress Energy, Inc	9,399
34,100	m,v*	Progress Energy, Inc	-	^
183,949		Public Service Enterprise Group, Inc	15,275
86,007		Puget Energy, Inc	2,209
61,986		Questar Corp	5,530
249,035	*	Reliant Energy, Inc	5,060
130,414	e	Republic Services, Inc	3,628
10,949		Resource America, Inc (Class A)	259
85,539	e	SCANA Corp	3,693
187,818		Sempra Energy	11,459
164,980	*	Sierra Pacific Resources	2,867
10,436	e	SJW Corp	423
20,851	e	South Jersey Industries, Inc	793
543,700	e	Southern Co	19,927
80,787		Southern Union Co	2,455
28,345		Southwest Gas Corp	1,102
16,033	e	Southwest Water Co	231
32,405	e*	Stericycle, Inc	2,641

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
43,822	e	Synagro Technologies, Inc	$250
153,975		TECO Energy, Inc	2,650
333,870		TXU Corp	21,401
75,102		UGI Corp	2,006
16,909		UIL Holdings Corp	587
27,250	e	Unisource Energy Corp	1,023
55,079	e	Vectren Corp	1,575
51,135	e*	Waste Connections, Inc	1,531
3,755		Waste Industries USA, Inc	103
19,253	e*	Waste Services, Inc	191
63,646	e	Westar Energy, Inc	1,752
34,425	e	WGL Holdings, Inc	1,101
435,284		Williams Cos, Inc	12,388
87,426		Wisconsin Energy Corp	4,242
297,848	e	Xcel Energy, Inc	7,354
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	500,572

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.94%
7,400	e*	Acme Packet, Inc	109
22,958	e*	Actel Corp	379
32,485		Acuity Brands, Inc	1,768
82,321	*	Adaptec, Inc	319
91,907	e*	ADC Telecommunications, Inc	1,539
48,307		Adtran, Inc	1,176
25,828	e*	Advanced Analogic Technologies, Inc	170
23,059	*	Advanced Energy Industries, Inc	485
402,604	e*	Advanced Micro Devices, Inc	5,258
50,885	e*	Aeroflex, Inc	669
125,328	*	Agere Systems, Inc	2,835
262,896	e	Altera Corp	5,255
22,354	e*	American Superconductor Corp	301
80,110	e	Ametek, Inc	2,767
30,350	*	AMIS Holdings, Inc	332
74,799	e*	Amkor Technology, Inc	933
66,852	e	Amphenol Corp (Class A)	4,317
34,135	e*	Anadigics, Inc	403
248,260		Analog Devices, Inc	8,562
124,649	e*	Andrew Corp	1,320
621,204	*	Apple Computer, Inc	57,716
215,447	*	Applied Micro Circuits Corp	786
78,929	*	Arris Group, Inc	1,111
43,603	e*	Atheros Communications, Inc	1,043
331,967	*	Atmel Corp	1,670
25,930	e*	ATMI, Inc	793
119,087	e*	Avanex Corp	213
91,286	e*	Avnet, Inc	3,299
34,410		AVX Corp	523
32,362		Baldor Electric Co	1,221
7,316	e	Bel Fuse, Inc (Class B)	283
55,150	e*	Benchmark Electronics, Inc	1,139
39,879	e*	Bookham, Inc	91
330,478	*	Broadcom Corp (Class A)	10,598
297,660	*	Brocade Communications Systems, Inc	2,834
15,961	*	CalAmp Corp	138
74,524	e*	Capstone Turbine Corp	79
14,680	e*	Carrier Access Corp	75

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
33,107	e*	C-COR, Inc	$459
22,082	e*	Ceradyne, Inc	1,209
27,817	e*	Checkpoint Systems, Inc	658
19,747	e*	China BAK Battery, Inc	64
64,323	e*	Ciena Corp	1,798
4,479,296	*	Cisco Systems, Inc	114,356
9,288	e*	Color Kinetics, Inc	180
15,327	e*	Comtech Telecommunications Corp	594
352,109	e*	Conexant Systems, Inc	581
5,037	*	CPI International, Inc	97
60,981	e*	Cree, Inc	1,004
23,637		CTS Corp	327
14,434	e	Cubic Corp	312
99,731	*	Cypress Semiconductor Corp	1,850
14,124	e*	Diodes, Inc	492
6,977	e*	Directed Electronics, Inc	63
31,325	e*	Ditech Networks, Inc	254
28,077	*	Dolby Laboratories, Inc (Class A)	969
21,955	e*	DSP Group, Inc	417
10,894	e*	DTS, Inc	264
23,062	e*	Electro Scientific Industries, Inc	444
25,991	e*	Emcore Corp	130
600,558		Emerson Electric Co	25,878
10,542	e*	EMS Technologies, Inc	203
43,912	e*	Energizer Holdings, Inc	3,747
31,709	e*	Energy Conversion Devices, Inc	1,108
31,307	e*	EnerSys	538
47,369	e*	Evergreen Solar, Inc	462
25,111	e*	Exar Corp	332
85,596	e*	Fairchild Semiconductor International, Inc	1,431
166,394	e*	Finisar Corp	582
16,083	e*	First Solar, Inc	836
16,105	e	Franklin Electric Co, Inc	749
37,000	e*	FuelCell Energy, Inc	291
168,527	*	Gemstar-TV Guide International, Inc	706
17,954	*	Genlyte Group, Inc	1,267
69,879	e*	GrafTech International Ltd	635
16,954	e*	Greatbatch, Inc	432
48,695	e	Harman International Industries, Inc	4,679
54,755	e*	Harmonic, Inc	538
99,954	e	Harris Corp	5,093
72,763	e*	Hexcel Corp	1,444
9,138	*	Hittite Microwave Corp	367
605,453		Honeywell International, Inc	27,887
16,902	e*	Hutchinson Technology, Inc	395
8,150	e*	ID Systems, Inc	98
14,709	e*	Ikanos Communications, Inc	114
24,375		Imation Corp	984
148,627	*	Integrated Device Technology, Inc	2,292
4,257,052		Intel Corp	81,437
38,828	e*	Interdigital Communications Corp	1,230
50,270	e*	International Rectifier Corp	1,921
100,792		Intersil Corp (Class A)	2,670
13,338	e	Inter-Tel, Inc	315
28,293	e*	InterVoice, Inc	188
7,978	e*	iRobot Corp	104

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,725	e*	IXYS Corp	$171
38,677	e*	Jarden Corp	1,481
152,551	e*	JDS Uniphase Corp	2,323
66,338	*	Kemet Corp	507
87,515		L-3 Communications Holdings, Inc	7,655
9,858	e*	Lamson & Sessions Co	274
81,127	e*	Lattice Semiconductor Corp	475
29,989	e	Lincoln Electric Holdings, Inc	1,786
221,233	e	Linear Technology Corp	6,989
17,104	e*	Littelfuse, Inc	694
8,072	*	Loral Space & Communications, Inc	411
12,960	e	LSI Industries, Inc	217
287,921	e*	LSI Logic Corp	3,006
37,299	*	Mattson Technology, Inc	339
233,183		Maxim Integrated Products, Inc	6,856
10,311	e*	Maxwell Technologies, Inc	129
14,709	e*	Medis Technologies Ltd	249
108,375	*	MEMC Electronic Materials, Inc	6,565
13,858	*	Mercury Computer Systems, Inc	192
23,004	e	Methode Electronics, Inc	340
52,075	*	Micrel, Inc	574
155,745	e	Microchip Technology, Inc	5,534
514,474	e*	Micron Technology, Inc	6,215
55,954	e*	Microsemi Corp	1,164
45,471	e*	Microtune, Inc	187
78,136	e*	Mindspeed Technologies, Inc	170
33,720	e*	MIPS Technologies, Inc	301
21,021	e*	Mobility Electronics, Inc	65
98,307	e	Molex, Inc	2,772
15,444	e*	Monolithic Power Systems, Inc	199
25,239	e*	Moog, Inc (Class A)	1,051
16,612	e*	MoSys, Inc	140
1,804,881		Motorola, Inc	31,892
89,555	e*	MRV Communications, Inc	318
6,600	e*	Multi-Fineline Electronix, Inc	101
3,138	e	National Presto Industries, Inc	193
239,672		National Semiconductor Corp	5,786
12,200	m,v*	NCP Litigation Trust	-	^
11,165	e*	Netlogic Microsystems, Inc	297
274,261	*	Network Appliance, Inc	10,016
90,589	e*	Novellus Systems, Inc	2,901
254,885	*	Nvidia Corp	7,336
46,161	e*	Omnivision Technologies, Inc	598
100,391	e*	ON Semiconductor Corp	895
68,043	e*	Openwave Systems, Inc	555
9,902	*	Oplink Communications, Inc	178
11,903	e*	Optical Communication Products, Inc	16
8,504	e*	OSI Systems, Inc	225
13,852	e	Park Electrochemical Corp	376
13,058	e*	Parkervision, Inc	173
14,362	e*	Pericom Semiconductor Corp	141
29,346	*	Photronics, Inc	456
33,939	e	Plantronics, Inc	802
32,750	e*	Plexus Corp	562
15,100	e*	PLX Technology, Inc	147
165,997	e*	PMC - Sierra, Inc	1,164

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
66,237	e*	Polycom, Inc	$2,208
3,961	*	Powell Industries, Inc	127
51,516	e*	Power-One, Inc	295
96,435	e*	Powerwave Technologies, Inc	549
119,151	*	QLogic Corp	2,026
1,226,662		Qualcomm, Inc	52,329
42,142	e*	Quantum Fuel Systems Technologies Worldwide, Inc	51
100,216	e	RadioShack Corp	2,709
12,522	e*	Radyne Corp	114
67,206	e*	Rambus, Inc	1,428
11,399	e	Raven Industries, Inc	320
24,063	e	Regal-Beloit Corp	1,116
152,411	e*	RF Micro Devices, Inc	950
12,342	e*	Rogers Corp	547
385,770	*	Sanmina-SCI Corp	1,397
52,119	e*	Semtech Corp	703
56,384	*	Silicon Image, Inc	460
35,139	*	Silicon Laboratories, Inc	1,051
72,899	e*	Silicon Storage Technology, Inc	359
17,679	e*	Sirenza Microdevices, Inc	152
1,037,535	e*	Sirius Satellite Radio, Inc	3,320
128,887	e*	Skyworks Solutions, Inc	741
65,116	e*	Spansion, Inc (Class A)	794
28,315	e*	Spectrum Brands, Inc	179
7,603	e*	Staktek Holdings, Inc	25
14,503	*	Standard Microsystems Corp	443
7,800	e*	Sunpower Corp (Class A)	355
8,595	e*	Supertex, Inc	285
129,793	e*	Sycamore Networks, Inc	485
35,188	e*	Symmetricom, Inc	292
17,207	e*	Synaptics, Inc	440
30,703		Technitrol, Inc	804
38,663	e*	Tekelec	576
30,917		Teleflex, Inc	2,105
332,817	*	Tellabs, Inc	3,295
35,312	e*	Tessera Technologies, Inc	1,403
1,058,335		Texas Instruments, Inc	31,856
43,626	*	Thomas & Betts Corp	2,130
141,203	e*	Transmeta Corp	81
71,856	e*	Transwitch Corp	114
46,194	*	Trident Microsystems, Inc	927
105,731	e*	Triquint Semiconductor, Inc	529
32,309	e*	TTM Technologies, Inc	308
16,474	e*	Universal Display Corp	249
8,900	e*	Universal Electronics, Inc	248
92,381	e*	Utstarcom, Inc	766
40,586	e*	Varian Semiconductor Equipment Associates, Inc	2,167
15,575	*	Viasat, Inc	514
12,845	e	Vicor Corp	129
9,190	e*	Virage Logic Corp	67
127,423	e*	Vishay Intertechnology, Inc	1,781
13,179	e*	Volterra Semiconductor Corp	172
52,762	e	Whirlpool Corp	4,480
249,857	e	Xilinx, Inc	6,429
61,727	e*	Zhone Technologies, Inc	77
9,976	e*	Zoltek Cos, Inc	349

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
35,864	*	Zoran Corp	$610
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	682,559

ENGINEERING AND MANAGEMENT SERVICES - 0.74%
13,465	e*	Advisory Board Co	682
84,204	e*	Amylin Pharmaceuticals, Inc	3,146
54,636	*	Applera Corp (Celera Genomics Group)	776
40,510	e*	Ariad Pharmaceuticals, Inc	182
7,981		CDI Corp	231
272,034	e*	Celgene Corp	14,271
8,356	e*	Cornell Cos, Inc	169
29,566		Corporate Executive Board Co	2,246
8,400	e*	CRA International, Inc	438
33,088	e*	CV Therapeutics, Inc	260
47,351	e*	deCODE genetics, Inc	173
20,365	e	Diamond Management & Technology Consultants, Inc	238
21,511	e*	Diversa Corp	168
35,921	e*	eResearch Technology, Inc	282
65,374	e*	Exelixis, Inc	650
11,236	*	Exponent, Inc	224
15,341	e*	First Consulting Group, Inc	140
63,532		Fluor Corp	5,700
36,978	*	Gen-Probe, Inc	1,741
31,752	e*	Harris Interactive, Inc	191
83,358	*	Hewitt Associates, Inc (Class A)	2,437
12,264	*	Huron Consulting Group, Inc	746
60,816	e*	Incyte Corp	401
18,937	*	Infrasource Services, Inc	578
46,982	*	Isis Pharmaceuticals, Inc	436
85,360	e*	Jacobs Engineering Group, Inc	3,982
20,700	e*	KBR, Inc	421
8,794	e*	Kendle International, Inc	312
6,175	e	Landauer, Inc	312
17,070	*	LECG Corp	247
41,063	e*	Lexicon Genetics, Inc	149
26,264	e*	Lifecell Corp	656
22,750	e*	Luminex Corp	312
15,124	e	MAXIMUS, Inc	521
16,427	e*	Maxygen, Inc	183
82,896	e*	Monogram Biosciences, Inc	161
177,745	e	Moody's Corp	11,031
7,000	e*	MTC Technologies, Inc	147
28,265	e*	Myriad Genetics, Inc	974
32,376	e*	Navigant Consulting, Inc	640
19,062	e*	Omnicell, Inc	399
245,652		Paychex, Inc	9,303
14,301	e*	PharmaNet Development Group, Inc	372
115,164	e	Quest Diagnostics, Inc	5,743
32,524	e*	Regeneron Pharmaceuticals, Inc	703
97,295	e*	Rentech, Inc	305
32,857	e*	Resources Connection, Inc	1,051
17,806	e*	Rigel Pharmaceuticals, Inc	193
68,000	e*	SAIC, Inc	1,178
19,255	e*	Sangamo Biosciences, Inc	131
36,415	e*	Savient Pharmaceuticals, Inc	438
21,388	e*	Senomyx, Inc	265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
56,724	e*	Shaw Group, Inc	$1,774
24,068	e*	Symyx Technologies, Inc	426
7,624	e*	Tejon Ranch Co	361
35,223	e*	Telik, Inc	191
38,899	e*	Tetra Tech, Inc	741
10,112	e*	Trimeris, Inc	70
36,325	*	URS Corp	1,547
20,925	*	Washington Group International, Inc	1,390
32,046		Watson Wyatt & Co Holdings (Class A)	1,559
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	84,694

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
40,288	e*	Home Solutions of America, Inc	191
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	191

FABRICATED METAL PRODUCTS - 0.41%
25,734	*	Alliant Techsystems, Inc	2,263
6,162	e	Ameron International Corp	406
25,208	e	Aptargroup, Inc	1,687
75,224		Ball Corp	3,449
4,977	e*	Chart Industries, Inc	90
11,232	e	CIRCOR International, Inc	401
86,652		Commercial Metals Co	2,717
13,231	*	Commercial Vehicle Group, Inc	273
2,198	e	Compx International, Inc	35
40,368	e	Crane Co	1,632
124,765	e*	Crown Holdings, Inc	3,052
8,340	e*	Dynamic Materials Corp	273
20,133	e*	Griffon Corp	498
9,089	e	Gulf Island Fabrication, Inc	243
365,261		Illinois Tool Works, Inc	18,847
10,094	e	Insteel Industries, Inc	169
9,968	e*	Ladish Co, Inc	375
8,117		Lifetime Brands, Inc	170
25,129	e*	Mobile Mini, Inc	673
80,964	e	Mueller Water Products, Inc (Class A)	1,118
15,669	e*	NCI Building Systems, Inc	748
71,324		Pentair, Inc	2,222
3,628	e	Shiloh Industries, Inc	41
16,406		Silgan Holdings, Inc	839
26,264	e	Simpson Manufacturing Co, Inc	810
20,492	e*	Smith & Wesson Holding Corp	268
43,702		Snap-On, Inc	2,102
44,785	e*	Taser International, Inc	360
13,461	e	Valmont Industries, Inc	778
23,144	e	Watts Water Technologies, Inc (Class A)	880
		TOTAL FABRICATED METAL PRODUCTS	47,419

FOOD AND KINDRED PRODUCTS - 2.80%
5,017	e*	Altus Pharmaceuticals, Inc	76
563,803		Anheuser-Busch Cos, Inc	28,449
477,924		Archer Daniels Midland Co	17,540
6,482	e*	Boston Beer Co, Inc (Class A)	216
166,648		Campbell Soup Co	6,491
2,568	e	Coca-Cola Bottling Co Consolidated	145
1,490,934		Coca-Cola Co	71,565

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
227,848	e	Coca-Cola Enterprises, Inc	$4,614
381,963		ConAgra Foods, Inc	9,515
144,083	*	Constellation Brands, Inc (Class A)	3,052
57,160		Corn Products International, Inc	2,034
43,973	e*	Darling International, Inc	286
152,685	e	Del Monte Foods Co	1,753
11,033	e	Diamond Foods, Inc	184
5,320	e	Farmer Bros Co	121
36,792	e	Flowers Foods, Inc	1,110
261,661		General Mills, Inc	15,234
245,860	e	H.J. Heinz Co	11,585
45,520	e*	Hansen Natural Corp	1,724
130,345	e	Hershey Co	7,125
53,755		Hormel Foods Corp	1,999
8,158	e	Imperial Sugar Co	273
9,626		J&J Snack Foods Corp	380
41,124		J.M. Smucker Co	2,193
15,444	e*	Jones Soda Co	312
182,364		Kellogg Co	9,379
156,558	e	Kraft Foods, Inc (Class A)	4,957
17,410	e	Lancaster Colony Corp	769
20,449	e	Lance, Inc	414
6,664	e*	M&F Worldwide Corp	317
97,528		McCormick & Co, Inc	3,757
6,584	e	MGP Ingredients, Inc	134
38,603		Molson Coors Brewing Co (Class B)	3,653
4,670	*	National Beverage Corp	82
9,395	e*	Peet's Coffee & Tea, Inc	259
102,440	e	Pepsi Bottling Group, Inc	3,267
46,280	e	PepsiAmericas, Inc	1,033
1,212,283		PepsiCo, Inc	77,053
24,523	e*	Performance Food Group Co	757
9,865		Premium Standard Farms, Inc	208
20,114	e*	Ralcorp Holdings, Inc	1,293
11,750	e	Reddy Ice Holdings, Inc	355
12,303	e	Sanderson Farms, Inc	456
555,659		Sara Lee Corp	9,402
75,111	e*	Smithfield Foods, Inc	2,250
26,158	e	Tootsie Roll Industries, Inc	784
24,314	e	Topps Co, Inc	236
20,712	e*	TreeHouse Foods, Inc	631
167,821		Tyson Foods, Inc (Class A)	3,257
171,834	e	Wrigley (Wm.) Jr Co	8,751
		TOTAL FOOD AND KINDRED PRODUCTS	321,430

FOOD STORES - 0.26%
837	e	Arden Group, Inc (Class A)	112
15,623	e	Great Atlantic & Pacific Tea Co, Inc	518
6,684	e	Ingles Markets, Inc (Class A)	273
526,721		Kroger Co	14,880
23,279	e*	Panera Bread Co (Class A)	1,375
17,939	*	Pantry, Inc	811
36,728	*	Pathmark Stores, Inc	470
26,048		Ruddick Corp	783
149,082		Supervalu, Inc	5,825
1,163	e	Village Super Market (Class A)	111

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
6,734	e	Weis Markets, Inc	$301
102,095	e	Whole Foods Market, Inc	4,579
19,665	e*	Wild Oats Markets, Inc	358
		TOTAL FOOD STORES	30,396

FORESTRY - 0.13%
56,228		Rayonier, Inc	2,418
164,506	e	Weyerhaeuser Co	12,295
		TOTAL FORESTRY	14,713

FURNITURE AND FIXTURES - 0.31%
23,968	e	Ethan Allen Interiors, Inc	847
38,347	e	Furniture Brands International, Inc	605
49,639		Herman Miller, Inc	1,662
45,834		Hillenbrand Industries, Inc	2,721
37,699	e	HNI Corp	1,732
7,413	e	Hooker Furniture Corp	149
33,100		Interface, Inc (Class A)	529
143,072		Johnson Controls, Inc	13,538
18,600		Kimball International, Inc (Class B)	359
36,828	e	La-Z-Boy, Inc	456
129,694	e	Leggett & Platt, Inc	2,940
289,409		Masco Corp	7,930
14,380	e	Sealy Corp	251
39,114	e*	Select Comfort Corp	696
8,845	e	Stanley Furniture Co, Inc	184
35,213	e	Tempur-Pedic International, Inc	915
21,020	e*	Williams Scotsman International, Inc	413
		TOTAL FURNITURE AND FIXTURES	35,927

FURNITURE AND HOMEFURNISHINGS STORES - 0.20%
205,062	*	Bed Bath & Beyond, Inc	8,237
126,367	e	Circuit City Stores, Inc	2,342
18,188	e*	Cost Plus, Inc	182
96,210	*	GameStop Corp (Class A)	3,133
21,760	e*	Guitar Center, Inc	982
16,062	e	Haverty Furniture Cos, Inc	225
23,773		Knoll, Inc	566
37,412	e*	Mohawk Industries, Inc	3,070
64,355	e*	Pier 1 Imports, Inc	445
32,572	e*	Restoration Hardware, Inc	214
56,483	e	Steelcase, Inc (Class A)	1,123
21,617	e	Tuesday Morning Corp	321
68,390	e	Williams-Sonoma, Inc	2,425
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	23,265

GENERAL BUILDING CONTRACTORS - 0.30%
1,271	e	Amrep Corp	98
3,890	e*	Avatar Holdings, Inc	278
31,244	e	Beazer Homes USA, Inc	907
9,928	e	Brookfield Homes Corp	319
4,552	e*	Cavco Industries, Inc	159
88,263	e	Centex Corp	3,688
227,511		DR Horton, Inc	5,005
38,317	e*	Hovnanian Enterprises, Inc (Class A)	964
57,634	e	KB Home	2,459

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
96,790		Lennar Corp (Class A)	$4,085
13,102	e	Levitt Corp (Class A)	122
9,603	e	M/I Homes, Inc	255
15,428	e	McGrath RentCorp	489
24,302	e	MDC Holdings, Inc	1,168
16,766	e*	Meritage Homes Corp	538
3,299	e*	NVR, Inc	2,194
11,355	*	Palm Harbor Homes, Inc	163
15,587	*	Perini Corp	574
151,231		Pulte Homes, Inc	4,002
32,537	e	Ryland Group, Inc	1,373
48,228		Standard-Pacific Corp	1,007
4,378	e*	Team, Inc	167
11,826	e	Technical Olympic USA, Inc	47
91,725	e*	Toll Brothers, Inc	2,511
37,809	e	Walter Industries, Inc	936
33,372	e*	WCI Communities, Inc	712
		TOTAL GENERAL BUILDING CONTRACTORS	34,220

GENERAL MERCHANDISE STORES - 1.75%
31,592	e*	99 Cents Only Stores	465
84,652	e*	Big Lots, Inc	2,648
47,906	e*	BJ's Wholesale Club, Inc	1,621
3,353	e	Bon-Ton Stores, Inc	189
21,144	*	Cabela's, Inc	525
35,721	e	Casey's General Stores, Inc	893
4,489	e*	Conn's, Inc	111
344,639	e	Costco Wholesale Corp	18,555
45,125	e	Dillard's, Inc (Class A)	1,477
224,362		Dollar General Corp	4,745
110,537		Family Dollar Stores, Inc	3,274
400,772		Federated Department Stores, Inc	18,055
29,664	e	Fred's, Inc	436
170,670		JC Penney Co, Inc	14,022
17,729	e*	Retail Ventures, Inc	373
103,433	e	Saks, Inc	2,156
17,973	e	Stein Mart, Inc	293
635,333		Target Corp	37,650
333,625	e	TJX Cos, Inc	8,995
1,799,486		Wal-Mart Stores, Inc	84,486
		TOTAL GENERAL MERCHANDISE STORES	200,969

HEALTH SERVICES - 1.39%
10,862	e*	Alliance Imaging, Inc	95
14,315	e*	Amedisys, Inc	464
141,062		AmerisourceBergen Corp	7,441
22,231	*	Amsurg Corp	544
31,771	e*	Apria Healthcare Group, Inc	1,025
7,094	e*	Bio-Reference Labs, Inc	180
15,794	e	Brookdale Senior Living, Inc	705
71,328		Cigna Corp	10,176
74,524	e*	Community Health Systems, Inc	2,627
6,016	e*	Corvel Corp	182
36,080	*	Covance, Inc	2,141
116,414	e*	Coventry Health Care, Inc	6,525
22,090	e*	Cross Country Healthcare, Inc	403

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
75,575	e*	DaVita, Inc	$4,030
44,798	e*	Edwards Lifesciences Corp	2,271
3,311	e*	Emeritus Corp	112
18,855	e*	Enzo Biochem, Inc	284
83,641	*	Express Scripts, Inc	6,752
22,485	e*	Five Star Quality Care, Inc	231
14,431	*	Genesis HealthCare Corp	911
8,923	e*	Genomic Health, Inc	155
18,949	*	Gentiva Health Services, Inc	382
176,006		Health Management Associates, Inc (Class A)	1,913
24,588	*	Healthways, Inc	1,149
10,654	*	Horizon Health Corp	208
18,980	e*	Hythiam, Inc	129
25,060	e*	Kindred Healthcare, Inc	821
90,434	e*	Laboratory Corp of America Holdings	6,568
14,843	e	LCA-Vision, Inc	611
8,098	e*	LHC Group, Inc	263
39,831	e*	LifePoint Hospitals, Inc	1,522
70,238	*	Lincare Holdings, Inc	2,574
24,894	*	Magellan Health Services, Inc	1,046
56,881	e	Manor Care, Inc	3,092
13,215	*	Matria Healthcare, Inc	348
222,548		McKesson Corp	13,028
3,907	*	Medcath Corp	107
219,436	*	Medco Health Solutions, Inc	15,916
4,992	e	National Healthcare Corp	254
70,657	e*	Nektar Therapeutics	923
4,537	e*	Nighthawk Radiology Holdings, Inc	83
25,907	*	Odyssey HealthCare, Inc	340
85,615	e	Omnicare, Inc	3,405
19,390	e	Option Care, Inc	258
37,228	*	Pediatrix Medical Group, Inc	2,124
76,351	e	Pharmaceutical Product Development, Inc	2,572
37,571	e*	Psychiatric Solutions, Inc	1,515
7,616	e*	Radiation Therapy Services, Inc	233
12,730	e*	RehabCare Group, Inc	202
42,970	e*	Sierra Health Services, Inc	1,769
16,786	e*	Stereotaxis, Inc	200
16,347	e*	Sun Healthcare Group, Inc	202
35,882	e*	Sunrise Senior Living, Inc	1,418
11,929	e*	Symbion, Inc	234
352,786	e*	Tenet Healthcare Corp	2,268
64,535	e*	Triad Hospitals, Inc	3,372
32,574	e*	United Surgical Partners International, Inc	1,004
34,174	e	Universal Health Services, Inc (Class B)	1,957
7,404	e*	VistaCare, Inc (Class A)	64
465,876	*	WellPoint, Inc	37,783
		TOTAL HEALTH SERVICES	159,111

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
25,688		Granite Construction, Inc	1,419
14,573	*	Matrix Service Co	295
6,353	e*	Sterling Construction Co, Inc	121
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,835

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
HOLDING AND OTHER INVESTMENT OFFICES - 2.81%
23,371	e	Acadia Realty Trust	$609
23,140	e*	Affiliated Managers Group, Inc	2,507
30,269	e*	Affordable Residential Communities LP	367
5,860	e	Agree Realty Corp	200
1,423	e*	Alexander's, Inc	586
21,950		Alexandria Real Estate Equities, Inc	2,203
103,867	e	Allied Capital Corp	2,992
72,596		AMB Property Corp	4,268
16,528	e	American Campus Communities, Inc	501
101,231		American Financial Realty Trust	1,020
35,107	e	American Home Mortgage Investment Corp	948
187,331	e	Annaly Mortgage Management, Inc	2,900
40,991		Anthracite Capital, Inc	492
38,245		Anworth Mortgage Asset Corp	374
71,657	e	Apartment Investment & Management Co (Class A)	4,134
75,579	e	Apollo Investment Corp	1,617
8,687		Arbor Realty Trust, Inc	264
156,662	e	Archstone-Smith Trust	8,504
34,624		Ashford Hospitality Trust, Inc	413
57,162		AvalonBay Communities, Inc	7,431
49,809		BioMed Realty Trust, Inc	1,310
82,364		Boston Properties, Inc	9,670
67,217		Brandywine Realty Trust	2,246
39,274	e	BRE Properties, Inc (Class A)	2,480
42,465	e	Camden Property Trust	2,986
23,807		Capital Lease Funding, Inc	255
1,773	e	Capital Southwest Corp	272
8,296	e	Capital Trust, Inc (Class A)	378
48,795	e	CBL & Associates Properties, Inc	2,188
5,200		CBRE Realty Finance, Inc	69
21,293		Cedar Shopping Centers, Inc	345
5,581	e	Cherokee, Inc	240
32,461		Colonial Properties Trust	1,482
9,262	e	Compass Diversified Trust	155
26,532		Corporate Office Properties Trust	1,212
28,724		Cousins Properties, Inc	944
57,581	e	Crescent Real Estate Equities Co	1,155
123,500		DCT Industrial Trust, Inc	1,461
36,580		Deerfield Triarc Capital Corp	548
84,942	e	Developers Diversified Realty Corp	5,343
63,663		DiamondRock Hospitality Co	1,210
19,154	e	Digital Realty Trust, Inc	764
54,800		Douglas Emmett, Inc	1,399
101,344		Duke Realty Corp	4,405
15,783	e	EastGroup Properties, Inc	805
18,827	e	Education Realty Trust, Inc	278
18,156	e	Entertainment Properties Trust	1,094
42,886	e	Equity Inns, Inc	702
15,082	e	Equity Lifestyle Properties, Inc	815
26,061	e	Equity One, Inc	691
213,135	e	Equity Residential	10,280
17,086	e	Essex Property Trust, Inc	2,212
32,947	e	Extra Space Storage, Inc	624
38,804	e	Federal Realty Investment Trust	3,516
48,174		FelCor Lodging Trust, Inc	1,251
37,304	e	Fieldstone Investment Corp	115

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
34,641	e	First Industrial Realty Trust, Inc	$1,569
14,075		First Potomac Realty Trust	402
41,850	e	Franklin Street Properties Corp	803
106,628	e	Friedman Billings Ramsey Group, Inc (Class A)	589
126,806	e	General Growth Properties, Inc	8,188
11,498	e	Getty Realty Corp	330
7,828	e	Gladstone Capital Corp	185
9,325	e	Gladstone Investment Corp	139
26,916	e	Glimcher Realty Trust	727
27,800	e	GMH Communities Trust	278
12,400	e	Gramercy Capital Corp	380
17,945	e*	Harris & Harris Group, Inc	232
143,808		Health Care Property Investors, Inc	5,181
53,635		Health Care REIT, Inc	2,355
34,028	e	Healthcare Realty Trust, Inc	1,269
19,444	e	Hersha Hospitality Trust	229
41,626		Highland Hospitality Corp	741
41,242	e	Highwoods Properties, Inc	1,629
26,818		Home Properties, Inc	1,416
45,217	e	HomeBanc Corp	158
68,090	e	Hospitality Properties Trust	3,187
379,131	e	Host Marriott Corp	9,975
156,142	e	HRPT Properties Trust	1,921
56,391	e	IMPAC Mortgage Holdings, Inc	282
48,741	e	Inland Real Estate Corp	894
29,188	e	Innkeepers U.S.A. Trust	475
32,947		Investors Real Estate Trust	349
235,350		iShares Russell 3000 Index Fund	19,449
92,267	e	iStar Financial, Inc	4,321
18,553	e	JER Investors Trust, Inc	353
24,426		Kilroy Realty Corp	1,801
160,305	e	Kimco Realty Corp	7,813
20,224	e	Kite Realty Group Trust	403
51,683	e	KKR Financial Corp	1,418
29,268	e	LaSalle Hotel Properties	1,357
47,095		Lexington Corporate Properties Trust	995
66,881	e	Liberty Property Trust	3,258
17,555	e	LTC Properties, Inc	455
31,753		Luminent Mortgage Capital, Inc	284
53,125		Macerich Co	4,907
46,732	e	Mack-Cali Realty Corp	2,226
29,713		Maguire Properties, Inc	1,057
28,111	e	Medical Properties Trust, Inc	413
61,319		MFA Mortgage Investments, Inc	472
18,524		Mid-America Apartment Communities, Inc	1,042
47,444	e*	Mills Corp	1,198
18,515	e	National Health Investors, Inc	580
44,202		National Retail Properties, Inc	1,069
62,589		Nationwide Health Properties, Inc	1,957
78,327	e	New Plan Excel Realty Trust	2,587
31,289		Newcastle Investment Corp	868
42,485		NorthStar Realty Finance Corp	646
28,455	e	Novastar Financial, Inc	142
38,341		Omega Healthcare Investors, Inc	658
11,623	e	Parkway Properties, Inc	607
28,430		Pennsylvania Real Estate Investment Trust	1,260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
132,044	e	Plum Creek Timber Co, Inc	$5,205
32,866	e	Post Properties, Inc	1,503
29,592	e	Potlatch Corp	1,355
179,182		Prologis	11,634
11,782	e	PS Business Parks, Inc	831
88,541	e	Public Storage, Inc	8,382
45,454	e	RAIT Investment Trust	1,270
11,548	e	Ramco-Gershenson Properties	412
156,759	*	Realogy Corp	4,642
74,283		Realty Income Corp	2,095
15,353		Redwood Trust, Inc	801
50,723		Regency Centers Corp	4,238
17,800		Republic Property Trust	205
8,737		Saul Centers, Inc	497
50,861	e	Senior Housing Properties Trust	1,216
161,874	e	Simon Property Group, Inc	18,008
43,345		SL Green Realty Corp	5,946
13,156		Sovran Self Storage, Inc	729
63,767	e	Spirit Finance Corp	950
13,165	e*	Star Maritime Acquisition Corp	135
57,099	e	Strategic Hotels & Resorts, Inc	1,306
12,790		Sun Communities, Inc	397
44,687		Sunstone Hotel Investors, Inc	1,218
22,030	e	Tanger Factory Outlet Centers, Inc	890
11,598	e	Tarragon Corp	120
40,122		Taubman Centers, Inc	2,327
85,552		Thornburg Mortgage, Inc	2,224
100,110	e	UDR, Inc	3,065
10,285	e	Universal Health Realty Income Trust	368
19,529	e	Urstadt Biddle Properties, Inc (Class A)	382
33,533	e	U-Store-It Trust	675
77,084	e	Ventas, Inc	3,248
215,924	e	Virgin Media, Inc	5,452
94,821	e	Vornado Realty Trust	11,316
33,112	e	Washington Real Estate Investment Trust	1,239
60,281	e	Weingarten Realty Investors	2,867
18,615	*	Winston Hotels, Inc	280
16,365		Winthrop Realty Trust	108
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	322,245

HOTELS AND OTHER LODGING PLACES - 0.58%
18,496	e	Ameristar Casinos, Inc	594
15,345	e*	Bluegreen Corp	173
33,369		Boyd Gaming Corp	1,590
26,796		Choice Hotels International, Inc	949
29,868	e*	Gaylord Entertainment Co	1,579
17,562	e*	Great Wolf Resorts, Inc	232
279,647		Hilton Hotels Corp	10,056
9,907	e*	Isle of Capri Casinos, Inc	254
101,462	e*	Las Vegas Sands Corp	8,788
14,595	*	Lodgian, Inc	195
14,891		Marcus Corp	346
234,939		Marriott International, Inc (Class A)	11,503
87,016	e*	MGM Mirage	6,049
8,692	*	Monarch Casino & Resort, Inc	226
10,400	e*	Morgans Hotel Group Co	219

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,051	e*	Outdoor Channel Holdings, Inc	$93
10,185	e*	Riviera Holdings Corp	285
158,167		Starwood Hotels & Resorts Worldwide, Inc	10,257
36,990		Station Casinos, Inc	3,202
19,819	e*	Trump Entertainment Resorts, Inc	358
23,411	e*	Vail Resorts, Inc	1,272
138,107	e*	Wyndham Worldwide Corp	4,716
36,812	e	Wynn Resorts Ltd	3,492
		TOTAL HOTELS AND OTHER LODGING PLACES	66,428

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.19%
551,602		3M Co	42,159
5,902	e	Aaon, Inc	154
21,969	e	Actuant Corp (Class A)	1,116
62,956	e*	AGCO Corp	2,328
18,980	e	Albany International Corp (Class A)	682
9,869	e*	Allis-Chalmers Energy, Inc	155
129,231		American Standard Cos, Inc	6,852
5,232		Ampco-Pittsburgh Corp	151
1,010,427		Applied Materials, Inc	18,511
11,700	*	Astec Industries, Inc	471
14,997	e*	ASV, Inc	229
39,136	e*	Asyst Technologies, Inc	275
73,014	e*	Axcelis Technologies, Inc	558
4,302	e*	Basin Water, Inc	30
51,592		Black & Decker Corp	4,211
11,587	e	Black Box Corp	423
27,159	e*	Blount International, Inc	338
36,704	e	Briggs & Stratton Corp	1,132
52,087	e*	Brooks Automation, Inc	893
24,689	e	Bucyrus International, Inc (Class A)	1,271
46,286	e	Carlisle Cos, Inc	1,987
8,415	e	Cascade Corp	504
490,202		Caterpillar, Inc	32,858
43,089	e	CDW Corp	2,647
62,093	e*	Cirrus Logic, Inc	476
12,813	*	Columbus McKinnon Corp	287
37,198		Cummins, Inc	5,383
32,788	e	Curtiss-Wright Corp	1,264
27,900	*	Cymer, Inc	1,159
171,597		Deere & Co	18,642
1,684,881	*	Dell, Inc	39,106
51,236		Diebold, Inc	2,444
53,537	e	Donaldson Co, Inc	1,933
149,896		Dover Corp	7,316
27,965	*	Dresser-Rand Group, Inc	852
20,058	e*	Dril-Quip, Inc	868
109,179		Eaton Corp	9,123
39,428	*	Electronics for Imaging, Inc	925
1,613,685	e*	EMC Corp	22,350
66,505	*	Emulex Corp	1,216
10,817	e*	ENGlobal Corp	60
15,889	*	EnPro Industries, Inc	573
97,823	e*	Entegris, Inc	1,047
89,895	e*	Extreme Networks, Inc	380
8,475	e*	Flanders Corp	61

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
40,195		Flowserve Corp	$2,299
50,681	e*	FMC Technologies, Inc	3,536
41,012	e*	Gardner Denver, Inc	1,429
202,596	e*	Gateway, Inc	444
10,307	e*	Gehl Co	262
7,623,236	d	General Electric Co	269,558
34,440	*	Global Imaging Systems, Inc	672
16,573	e*	Goodman Global, Inc	292
7,678	e	Gorman-Rupp Co	246
50,955	e	Graco, Inc	1,995
93,094	*	Grant Prideco, Inc	4,640
2,050,750		Hewlett-Packard Co	82,317
13,976	*	Hydril	1,345
37,515		IDEX Corp	1,909
39,372	e*	Intermec, Inc	880
1,134,489		International Business Machines Corp	106,937
249,070		International Game Technology	10,058
14,156	e*	Intevac, Inc	373
132,940		Jabil Circuit, Inc	2,846
80,411		Joy Global, Inc	3,450
9,545	e*	Kadant, Inc	242
21,080	e	Kaydon Corp	897
28,110		Kennametal, Inc	1,901
22,645	e*	Komag, Inc	741
40,500	*	Kulicke & Soffa Industries, Inc	375
100,753	*	Lam Research Corp	4,770
40,888	e	Lennox International, Inc	1,460
72,224	e*	Lexmark International, Inc (Class A)	4,222
7,700	e	Lindsay Manufacturing Co	245
10,534		Lufkin Industries, Inc	592
43,929	e	Manitowoc Co, Inc	2,791
26,959	*	Micros Systems, Inc	1,456
4,740	e*	Middleby Corp	625
24,902	e	Modine Manufacturing Co	570
3,910	e	Nacco Industries, Inc (Class A)	537
10,325	e*	NATCO Group, Inc (Class A)	352
22,120	e*	Netgear, Inc	631
11,481	e	NN, Inc	143
20,847	e	Nordson Corp	969
40,790	e*	Oil States International, Inc	1,309
89,903		Pall Corp	3,416
72,885	e*	Palm, Inc	1,321
86,690		Parker Hannifin Corp	7,482
29,246	*	Paxar Corp	839
134,455	e*	Quantum Corp	363
25,143	e*	Rackable Systems, Inc	427
14,719	*	RBC Bearings, Inc	492
3,700	e*	Riverbed Technology, Inc	102
6,900		Robbins & Myers, Inc	257
121,289		Rockwell Automation, Inc	7,262
85,950	e*	Safeguard Scientifics, Inc	254
166,233	e*	SanDisk Corp	7,281
6,258	e	Sauer-Danfoss, Inc	188
19,852	e*	Scansource, Inc	533
50,590	e*	Scientific Games Corp (Class A)	1,661
86,617	m,v*	Seagate Technology, Inc	-	^

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
15,689	e*	Semitool, Inc	$204
15,705	e*	Sigma Designs, Inc	412
146,418	e	Smith International, Inc	7,035
675,539	e*	Solectron Corp	2,128
43,919		SPX Corp	3,083
8,469	e	Standex International Corp	242
57,713		Stanley Works	3,195
10,545	e*	Tecumseh Products Co (Class A)	106
11,200		Tennant Co	353
72,830	*	Terex Corp	5,226
58,771		Timken Co	1,781
30,279	e	Toro Co	1,552
9,007	e*	TurboChef Technologies, Inc	137
18,851	e*	Ultratech, Inc	257
44,258	e*	VA Software Corp	178
97,575	*	Varian Medical Systems, Inc	4,653
35,001	e*	VeriFone Holdings, Inc	1,286
21,879	e	Watsco, Inc	1,117
165,535	*	Western Digital Corp	2,783
20,169	e	Woodward Governor Co	830
50,912	e*	Zebra Technologies Corp (Class A)	1,966
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	826,118

INSTRUMENTS AND RELATED PRODUCTS - 4.16%
15,924	e*	Abaxis, Inc	388
16,958	e*	Abiomed, Inc	232
11,700	*	Accuray, Inc	260
45,104	e*	Advanced Medical Optics, Inc	1,678
51,044	e*	Affymetrix, Inc	1,535
296,252	*	Agilent Technologies, Inc	9,981
42,246	e*	Align Technology, Inc	670
109,294		Allergan, Inc	12,112
47,352	e*	American Medical Systems Holdings, Inc	1,002
6,336	e*	American Science & Engineering, Inc	334
11,392	e	Analogic Corp	716
14,600	e*	Anaren, Inc	257
8,528	e*	Angiodynamics, Inc	144
137,537		Applera Corp (Applied Biosystems Group)	4,067
7,835	e*	Argon ST, Inc	207
21,305	e*	Armor Holdings, Inc	1,434
15,128		Arrow International, Inc	487
18,626	e*	Arthrocare Corp	671
11,116	e*	Aspect Medical Systems, Inc	173
9,964	e	Badger Meter, Inc	265
76,283		Bard (C.R.), Inc	6,065
40,359		Bausch & Lomb, Inc	2,065
479,077		Baxter International, Inc	25,233
46,654	e	Beckman Coulter, Inc	2,981
181,436		Becton Dickinson & Co	13,951
181,448		Biomet, Inc	7,710
12,755	*	Bio-Rad Laboratories, Inc (Class A)	891
11,552	e*	Biosite, Inc	970
901,456	*	Boston Scientific Corp	13,107
26,702	*	Bruker BioSciences Corp	281
18,291	*	Candela Corp	209
39,114	e*	Cepheid, Inc	465

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,483	e*	Cerus Corp	$132
21,088	e*	Coherent, Inc	669
15,857	e	Cohu, Inc	298
22,053	e*	Conmed Corp	645
33,406	e	Cooper Cos, Inc	1,624
70,483	e*	Credence Systems Corp	233
14,634	e*	Cyberonics, Inc	275
174,072	e	Danaher Corp	12,437
9,120		Datascope Corp	330
117,880	e	Dentsply International, Inc	3,861
25,632	e*	Depomed, Inc	92
12,113	e*	DexCom, Inc	95
15,633	*	Dionex Corp	1,065
17,084	e*	DJ Orthopedics, Inc	647
30,860	e	DRS Technologies, Inc	1,610
1,263	e*	DXP Enterprises, Inc	48
5,088	*	Eagle Test Systems, Inc	85
212,610	e	Eastman Kodak Co	4,797
13,856	e	EDO Corp	363
19,238	e*	ESCO Technologies, Inc	862
18,700	e*	Esterline Technologies Corp	768
11,693	e*	ev3, Inc	230
7,765	*	Excel Technology, Inc	212
16,016	e*	FEI Co	578
49,225	e*	Flir Systems, Inc	1,756
34,873	e*	Formfactor, Inc	1,561
33,331	e*	Fossil, Inc	882
13,416	e*	Foxhollow Technologies, Inc	280
19,314	e*	Haemonetics Corp	903
23,435	e*	HealthTronics, Inc	126
7,204	e*	Herley Industries, Inc	113
40,031	e*	Hologic, Inc	2,307
9,395	e*	ICU Medical, Inc	368
13,461	e*	I-Flow Corp	198
16,744	e*	II-VI, Inc	567
41,895	*	Illumina, Inc	1,228
52,711	e*	Input/Output, Inc	726
14,613	e*	Integra LifeSciences Holdings Corp	666
14,938	e*	Intralase Corp	373
27,299	e*	Intuitive Surgical, Inc	3,319
22,994	e	Invacare Corp	401
17,103	e*	Ionatron, Inc	80
11,074	*	IRIS International, Inc	154
20,108	e*	Itron, Inc	1,308
30,992	e*	Ixia	288
2,171,874		Johnson & Johnson	130,877
8,260	e*	Kensey Nash Corp	252
143,603	e	Kla-Tencor Corp	7,657
45,800	e*	Kopin Corp	155
33,909	e*	Kyphon, Inc	1,531
47,609	e*	L-1 Identity Solutions, Inc	786
49,063	e*	LTX Corp	300
9,778	e*	Measurement Specialties, Inc	221
9,627	*	Medical Action Industries, Inc	230
883,128		Medtronic, Inc	43,326
27,576	e	Mentor Corp	1,268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
18,330	e*	Merit Medical Systems, Inc	$230
30,130	*	Mettler-Toledo International, Inc	2,699
39,773	e*	Millipore Corp	2,882
22,060	e	Mine Safety Appliances Co	928
26,024	*	MKS Instruments, Inc	664
12,667		Movado Group, Inc	373
13,932	e	MTS Systems Corp	541
39,105		National Instruments Corp	1,026
13,063	e*	Natus Medical, Inc	232
8,825	e*	Neurometrix, Inc	86
27,910	e*	Newport Corp	457
4,391	*	Nextest Systems Corp	61
7,829	*	Northstar Neuroscience, Inc	100
23,547	e*	NuVasive, Inc	559
8,757	e*	NxStage Medical, Inc	117
16,400	e	Oakley, Inc	330
2,713	e*	OYO Geospace Corp	192
12,302	e*	Palomar Medical Technologies, Inc	491
95,062		PerkinElmer, Inc	2,302
13,914	*	Photon Dynamics, Inc	175
163,250		Pitney Bowes, Inc	7,410
17,140	e	PolyMedica Corp	726
28,107	e*	RAE Systems, Inc	81
56,088	e*	Resmed, Inc	2,825
51,817	e*	Respironics, Inc	2,176
124,027		Rockwell Collins, Inc	8,301
10,882	*	Rofin-Sinar Technologies, Inc	644
63,936	e	Roper Industries, Inc	3,509
15,579	e*	Rudolph Technologies, Inc	272
41,464	e*	Sirf Technology Holdings, Inc	1,151
11,900	e	Sirona Dental Systems, Inc	410
16,954	e*	Sonic Solutions, Inc	239
11,650	e*	SonoSite, Inc	329
21,581	e*	Spectranetics Corp	231
262,894	*	St. Jude Medical, Inc	9,887
49,670	e	STERIS Corp	1,319
218,875	e	Stryker Corp	14,516
24,549	e*	Symmetry Medical, Inc	401
27,552	e*	Techne Corp	1,573
64,091		Tektronix, Inc	1,805
25,935	e*	Teledyne Technologies, Inc	971
142,153	e*	Teradyne, Inc	2,351
302,813	*	Thermo Electron Corp	14,157
37,925	e*	ThermoGenesis Corp	138
37,720	e*	Thoratec Corp	788
79,966	*	Trimble Navigation Ltd	2,146
7,539	e	United Industrial Corp	416
23,832	e*	Varian, Inc	1,389
20,673	e*	Veeco Instruments, Inc	403
21,331	e*	Ventana Medical Systems, Inc	894
23,354	e*	Viasys Healthcare, Inc	794
8,467	e*	Vital Images, Inc	282
4,907	e	Vital Signs, Inc	255
76,530	*	Waters Corp	4,439
24,247	*	Wright Medical Group, Inc	540
708,419	*	Xerox Corp	11,965

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
13,259	e*	X-Rite, Inc	$172
3,046	e	Young Innovations, Inc	83
181,411	*	Zimmer Holdings, Inc	15,494
11,924	e*	Zoll Medical Corp	318
12,959	*	Zygo Corp	208
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	477,157

INSURANCE AGENTS, BROKERS AND SERVICE - 0.44%
218,990		AON Corp	8,313
79,949		Brown & Brown, Inc	2,163
14,025	e	Crawford & Co (Class B)	81
71,396	e	Gallagher (Arthur J.) & Co	2,023
234,898		Hartford Financial Services Group, Inc	22,452
25,750	e	Hilb Rogal & Hobbs Co	1,263
6,308	e	James River Group, Inc	197
401,946		Marsh & McLennan Cos, Inc	11,773
28,892	e	National Financial Partners Corp	1,355
31,178	*	USI Holdings Corp	525
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	50,145

INSURANCE CARRIERS - 6.17%
21,838		21st Century Insurance Group	463
380,376		Aetna, Inc	16,657
6,908	e	Affirmative Insurance Holdings, Inc	119
364,773		Aflac, Inc	17,166
21,901	e	Alfa Corp	405
3,604	e*	Alleghany Corp	1,346
464,829		Allstate Corp	27,918
77,330	e	Ambac Financial Group, Inc	6,681
39,900	e	American Equity Investment Life Holding Co	524
63,573		American Financial Group, Inc	2,164
1,611,482		American International Group, Inc	108,324
10,060		American National Insurance Co	1,287
8,194	e*	American Physicians Capital, Inc	328
37,965	*	AMERIGROUP Corp	1,154
22,573	*	Argonaut Group, Inc	730
93,892	e	Assurant, Inc	5,035
4,897		Baldwin & Lyons, Inc (Class B)	125
11,795		Bristol West Holdings, Inc	261
31,767	*	Centene Corp	667
303,638		Chubb Corp	15,689
115,054		Cincinnati Financial Corp	4,878
3,638,340		Citigroup, Inc	186,792
17,362	e*	CNA Financial Corp	748
10,118	e*	CNA Surety Corp	213
39,862		Commerce Group, Inc	1,197
108,499	*	Conseco, Inc	1,877
32,155		Delphi Financial Group, Inc (Class A)	1,294
14,969	e	Direct General Corp	318
9,364	e	Donegal Group, Inc (Class A)	159
4,503		EMC Insurance Group, Inc	116
41,600	*	Employers Holdings, Inc	833
38,103	e	Erie Indemnity Co (Class A)	2,011
10,036	e	FBL Financial Group, Inc (Class A)	393
152,442	e	Fidelity National Title Group, Inc (Class A)	3,660
13,254	e*	First Acceptance Corp	139

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
62,824		First American Corp	$3,186
4,300	*	First Mercury Financial Corp	88
6,887	e*	Fpic Insurance Group, Inc	308
332,259		Genworth Financial, Inc (Class A)	11,609
6,247		Great American Financial Resources, Inc	153
38,385		Hanover Insurance Group, Inc	1,770
12,827	e	Harleysville Group, Inc	417
81,739	e	HCC Insurance Holdings, Inc	2,518
83,663	e*	Health Net, Inc	4,502
19,293	*	HealthExtras, Inc	555
13,250	*	Healthspring, Inc	312
33,145	e	Horace Mann Educators Corp	681
120,585	*	Humana, Inc	6,996
3,952	e	Independence Holding Co	86
16,217	e	Infinity Property & Casualty Corp	760
2,078		Kansas City Life Insurance Co	94
14,381	e	LandAmerica Financial Group, Inc	1,063
120,024	e	Leucadia National Corp	3,531
204,362		Lincoln National Corp	13,854
325,858	e	Loews Corp	14,804
7,060	e*	Markel Corp	3,423
98,032	e	MBIA, Inc	6,420
18,349	e*	Meadowbrook Insurance Group, Inc	202
19,709		Mercury General Corp	1,045
338,585		Metlife, Inc	21,382
62,178	e	MGIC Investment Corp	3,664
8,179	e	Midland Co	347
8,801	e*	Molina Healthcare, Inc	269
11,286	e	National Interstate Corp	291
1,551	e	National Western Life Insurance Co (Class A)	380
36,646		Nationwide Financial Services, Inc (Class A)	1,974
9,235	*	Navigators Group, Inc	463
4,145	e	NYMAGIC, Inc	169
9,757	e	Odyssey Re Holdings Corp	384
44,462	e	Ohio Casualty Corp	1,332
168,730		Old Republic International Corp	3,732
38,987	*	Philadelphia Consolidated Holding Co	1,715
79,793		Phoenix Cos, Inc	1,108
22,267	e*	PMA Capital Corp (Class A)	209
63,591	e	PMI Group, Inc	2,876
13,808	e	Presidential Life Corp	272
203,743		Principal Financial Group	12,198
24,172	e*	ProAssurance Corp	1,236
572,504	e	Progressive Corp	12,492
53,249		Protective Life Corp	2,345
359,981		Prudential Financial, Inc	32,492
58,511		Radian Group, Inc	3,211
21,524	e	Reinsurance Group Of America, Inc	1,242
16,861	e	RLI Corp	926
77,362	e	Safeco Corp	5,139
10,157	e	Safety Insurance Group, Inc	407
7,120	e*	SCPIE Holdings, Inc	162
11,016	*	SeaBright Insurance Holdings, Inc	203
40,400	e	Selective Insurance Group, Inc	1,029
40,132		Stancorp Financial Group, Inc	1,973
9,480	e	State Auto Financial Corp	305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
12,744	e	Stewart Information Services Corp	$533
74,006	e	Torchmark Corp	4,854
11,467		Tower Group, Inc	369
19,325		Transatlantic Holdings, Inc	1,258
508,005		Travelers Cos, Inc/The	26,299
8,107	e*	Triad Guaranty, Inc	336
14,738	e	United Fire & Casualty Co	518
985,692		UnitedHealth Group, Inc	52,212
34,889	e	Unitrin, Inc	1,642
27,267	*	Universal American Financial Corp	528
248,971	e	UnumProvident Corp	5,734
118,549		W.R. Berkley Corp	3,926
25,121	e*	WellCare Health Plans, Inc	2,142
921		Wesco Financial Corp	424
26,173		Zenith National Insurance Corp	1,237
		TOTAL INSURANCE CARRIERS	707,987

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
43,918	*	Corrections Corp of America	2,319
13,761	e*	Geo Group, Inc	624
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,943

LEATHER AND LEATHER PRODUCTS - 0.16%
279,306	*	Coach, Inc	13,979
7,400	*	CROCS, Inc	350
19,024	e*	Genesco, Inc	790
25,167	e*	Iconix Brand Group, Inc	514
16,270		Steven Madden Ltd	475
39,958	e*	Timberland Co (Class A)	1,040
3,210	e	Weyco Group, Inc	83
39,829		Wolverine World Wide, Inc	1,138
		TOTAL LEATHER AND LEATHER PRODUCTS	18,369

LEGAL SERVICES - 0.01%
29,832	e*	FTI Consulting, Inc	1,002
7,324	e*	Pre-Paid Legal Services, Inc	367
		TOTAL LEGAL SERVICES	1,369

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
62,583		Laidlaw International, Inc	2,165
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	2,165

LUMBER AND WOOD PRODUCTS - 0.03%
8,518	e	American Woodmark Corp	313
55,061	e*	Champion Enterprises, Inc	485
7,514	e	Deltic Timber Corp	360
75,407	e	Louisiana-Pacific Corp	1,513
4,307	e	Skyline Corp	145
11,966	e	Universal Forest Products, Inc	593
		TOTAL LUMBER AND WOOD PRODUCTS	3,409

METAL MINING - 0.31%
30,936	e	Cleveland-Cliffs, Inc	1,980
224,135	e*	Coeur d'Alene Mines Corp	921
35,179	e	Foundation Coal Holdings, Inc	1,208
236,064		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,625

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
87,163	e*	Hecla Mining Co	$790
306,938		Newmont Mining Corp	12,889
35,943	e*	Rosetta Resources, Inc	738
15,917	e	Royal Gold, Inc	479
13,038	e	Southern Copper Corp	934
30,773	e*	Stillwater Mining Co	391
		TOTAL METAL MINING	35,955

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
19,692		Blyth, Inc	416
52,436	e	Callaway Golf Co	826
30,251	e	Daktronics, Inc	830
107,099	e	Fortune Brands, Inc	8,442
119,039		Hasbro, Inc	3,407
19,429	e*	Jakks Pacific, Inc	464
33,584	*	K2, Inc	406
8,407	e	Marine Products Corp	80
287,650		Mattel, Inc	7,931
26,637	e	Nautilus, Inc	411
27,397	e*	Progressive Gaming International Corp	123
14,785	*	RC2 Corp	597
6,000	e*	Russ Berrie & Co, Inc	85
25,055	e*	Shuffle Master, Inc	457
4,356	e	Steinway Musical Instruments, Inc	141
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	24,616

MISCELLANEOUS RETAIL - 1.42%
14,742	e*	1-800-FLOWERS.COM, Inc (Class A)	115
11,957	e*	AC Moore Arts & Crafts, Inc	255
230,427	e*	Amazon.com, Inc	9,169
38,325		Barnes & Noble, Inc	1,512
294,213		Best Buy Co, Inc	14,334
15,894		Big 5 Sporting Goods Corp	412
10,266	e*	Blue Nile, Inc	417
10,157	e	Books-A-Million, Inc	145
52,830	e	Borders Group, Inc	1,079
10,668	e*	Build-A-Bear Workshop, Inc	293
20,077	e	Cash America International, Inc	823
36,440	e*	CKX, Inc	405
46,768	e*	Coldwater Creek, Inc	948
1,140,444		CVS Corp	38,935
12,284	e*	dELiA*s, Inc	113
27,853	*	Dick's Sporting Goods, Inc	1,623
78,865	*	Dollar Tree Stores, Inc	3,016
48,030	e*	Drugstore.com, Inc	124
25,590	*	Ezcorp, Inc (Class A)	377
28,117	e*	GSI Commerce, Inc	635
24,778	e*	Hibbett Sports, Inc	708
25,441		Longs Drug Stores Corp	1,314
26,978		MSC Industrial Direct Co (Class A)	1,259
24,699	e*	Nutri/System, Inc	1,294
209,053	*	Office Depot, Inc	7,346
53,039		OfficeMax, Inc	2,797
8,052	e*	Overstock.com, Inc	134
103,402	e	Petsmart, Inc	3,408
20,497	*	Priceline.com, Inc	1,092

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
5,324	e	Pricesmart, Inc	$82
403,021	e*	Rite Aid Corp	2,325
62,825	*	Sears Holdings Corp	11,319
12,380	*	Stamps.com, Inc	178
532,674		Staples, Inc	13,764
9,938	e	Systemax, Inc	186
102,292	e	Tiffany & Co	4,652
18,910	*	Valuevision International, Inc (Class A)	234
739,180		Walgreen Co	33,921
20,188		World Fuel Services Corp	934
35,110	e*	Zale Corp	926
10,280	e*	Zumiez, Inc	412
		TOTAL MISCELLANEOUS RETAIL	163,015

MOTION PICTURES - 1.50%
32,976	e*	Avid Technology, Inc	1,150
143,498	e*	Blockbuster, Inc (Class A)	924
8,585	e	Carmike Cinemas, Inc	199
492,373		CBS Corp (Class B)	15,062
199,837	e*	Discovery Holding Co (Class A)	3,823
32,560	e*	DreamWorks Animation SKG, Inc (Class A)	996
11,202	e*	Gaiam, Inc (Class A)	176
36,572	e*	Macrovision Corp	916
30,800	*	National CineMedia, Inc	822
1,684,403		News Corp (Class A)	38,944
48,987	e	Regal Entertainment Group (Class A)	973
106,443	e*	Time Warner Telecom, Inc (Class A)	2,211
2,757,366		Time Warner, Inc	54,375
1,511,408		Walt Disney Co	52,038
		TOTAL MOTION PICTURES	172,609

NONDEPOSITORY INSTITUTIONS - 1.65%
14,426	e*	Accredited Home Lenders Holding Co	134
46,200	e	Advance America Cash Advance Centers, Inc	711
12,951	e	Advanta Corp (Class B)	568
113,512	e	American Capital Strategies Ltd	5,030
791,768		American Express Co	44,656
84,134	e*	AmeriCredit Corp	1,923
37,595		Ares Capital Corp	683
9,451	e	Asta Funding, Inc	408
297,227		Capital One Financial Corp	22,429
71,255	e	CapitalSource, Inc	1,791
36,971	e*	CharterMac	715
145,664		CIT Group, Inc	7,709
16,989	e*	CompuCredit Corp	530
443,761		Countrywide Financial Corp	14,928
6,736	e*	Credit Acceptance Corp	183
66,518	e*	Doral Financial Corp	109
709,757		Fannie Mae	38,739
7,676	e	Federal Agricultural Mortgage Corp (Class C)	209
20,830	e	Financial Federal Corp	548
18,408	*	First Cash Financial Services, Inc	410
34,276	e	First Marblehead Corp	1,539
506,240	e	Freddie Mac	30,116
32,585	*	INVESTools, Inc	453
38,917	e	MCG Capital Corp	730

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
10,197	e	Medallion Financial Corp	$117
13,901	e	Nelnet, Inc (Class A)	333
12,077	e	NGP Capital Resources Co	191
25,500	e*	Ocwen Financial Corp	328
300,121	e	SLM Corp	12,275
2,846		Student Loan Corp	529
13,834	e	Technology Investment Capital Corp	234
7,131	e*	United PanAm Financial Corp	89
12,929	e*	World Acceptance Corp	516
		TOTAL NONDEPOSITORY INSTITUTIONS	189,863

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
15,670	e	AMCOL International Corp	465
22,877	e	Compass Minerals International, Inc	764
34,034		Florida Rock Industries, Inc	2,290
68,585	e	Vulcan Materials Co	7,989
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	11,508

OIL AND GAS EXTRACTION - 1.74%
334,349		Anadarko Petroleum Corp	14,370
10,065	e*	Arena Resources, Inc	504
11,386	e*	Atlas America, Inc	643
15,008	e*	ATP Oil & Gas Corp	564
21,768	e*	Atwood Oceanics, Inc	1,278
47,479	*	Aurora Oil & Gas Corp	124
234,957		Baker Hughes, Inc	15,538
9,892	e*	Basic Energy Services, Inc	230
25,572	e	Berry Petroleum Co (Class A)	784
24,277	e*	Bill Barrett Corp	787
212,064		BJ Services Co	5,917
11,997	e*	Bois d'Arc Energy, Inc	159
32,124	e*	Brigham Exploration Co	200
9,812	e*	Bronco Drilling Co, Inc	163
14,536	*	Callon Petroleum Co	197
82,652	e*	Cameron International Corp	5,190
14,847	e*	Carrizo Oil & Gas, Inc	519
41,066	e*	Cheniere Energy, Inc	1,279
304,240	e	Chesapeake Energy Corp	9,395
58,913	e	Cimarex Energy Co	2,181
3,369	e*	Clayton Williams Energy, Inc	96
19,768	e*	CNX Gas Corp	560
13,165	*	Complete Production Services, Inc	262
34,266	*	Comstock Resources, Inc	938
5,228	e*	Dawson Geophysical Co	259
27,514		Delta & Pine Land Co	1,134
42,568	e*	Delta Petroleum Corp	977
88,625	e*	Denbury Resources, Inc	2,640
46,043		Diamond Offshore Drilling, Inc	3,727
11,397	e*	Edge Petroleum Corp	143
39,610	*	Encore Acquisition Co	958
29,759	e*	Energy Partners Ltd	540
108,704	e	ENSCO International, Inc	5,913
86,292		Equitable Resources, Inc	4,170
35,600	e*	EXCO Resources, Inc	590
20,290	e*	Exploration Co of Delaware, Inc	220
38,504	e*	Forest Oil Corp	1,285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
45,406	e*	Gasco Energy, Inc	$111
21,487	e*	GeoGlobal Resources, Inc	131
63,236	*	Global Industries Ltd	1,157
5,673	e*	GMX Resources, Inc	174
12,475	e*	Goodrich Petroleum Corp	420
158,181	e*	Grey Wolf, Inc	1,060
9,397	e*	Gulfport Energy Corp	126
755,604		Halliburton Co	23,983
79,258	e*	Hanover Compressor Co	1,763
29,621	e*	Harvest Natural Resources, Inc	288
65,623	e*	Helix Energy Solutions Group, Inc	2,447
77,510		Helmerich & Payne, Inc	2,352
14,276	e*	Hercules Offshore, Inc	375
21,181	e*	Houston Exploration Co	1,143
51,788	e*	Mariner Energy, Inc	991
15,667	e*	McMoRan Exploration Co	215
76,660	e*	Meridian Resource Corp	185
11,279	e*	Metretek Technologies, Inc	150
127,906	*	National Oilwell Varco, Inc	9,950
64,229	e*	Newpark Resources, Inc	453
40,792	e*	Oceaneering International, Inc	1,718
27,407	e*	Parallel Petroleum Corp	629
80,330	e*	Parker Drilling Co	754
121,906		Patterson-UTI Energy, Inc	2,736
3,037	m,v*	PetroCorp	-	^
109,783	e*	PetroHawk Energy Corp	1,446
12,730	e*	Petroleum Development Corp	682
28,296	e*	Petroquest Energy, Inc	331
29,554	e*	Pioneer Drilling Co	375
90,126	e	Pioneer Natural Resources Co	3,885
58,417	*	Plains Exploration & Production Co	2,637
41,194	e	Pogo Producing Co	1,981
114,266	e*	Pride International, Inc	3,439
490	e*	PrimeEnergy Corp	28
13,678	*	Quest Resource Corp	125
48,839	e*	Quicksilver Resources, Inc	1,942
14,607	e*	RAM Energy Resources, Inc	68
99,918	e	Range Resources Corp	3,337
77,603		Rowan Cos, Inc	2,520
23,456	e	RPC, Inc	391
17,655	e*	SEACOR Holdings, Inc	1,737
119,572	*	Southwestern Energy Co	4,900
44,211		St. Mary Land & Exploration Co	1,622
19,310	*	Stone Energy Corp	573
23,906	e*	Sulphco, Inc	82
62,568	e*	Superior Energy Services	2,157
6,200	e*	Superior Well Services, Inc	142
23,750	*	Swift Energy Co	992
29,896	e*	Syntroleum Corp	93
57,120	e*	Tetra Technologies, Inc	1,411
42,894	e	Tidewater, Inc	2,513
43,127	e*	Todco	1,739
11,158	e*	Toreador Resources Corp	203
49,232	e*	Transmeridian Exploration, Inc	141
8,324	e*	Trico Marine Services, Inc	310
7,100	*	Union Drilling, Inc	101

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
35,116	e*	Unit Corp	$1,777
40,557	e*	Vaalco Energy, Inc	210
16,538	e	W&T Offshore, Inc	478
37,871	e*	Warren Resources, Inc	493
23,704	e*	W-H Energy Services, Inc	1,108
28,820	e*	Whiting Petroleum Corp	1,136
264,266		XTO Energy, Inc	14,484
		TOTAL OIL AND GAS EXTRACTION	199,334

PAPER AND ALLIED PRODUCTS - 0.56%
74,376		Bemis Co	2,483
44,770	e	Bowater, Inc	1,066
26,323	*	Buckeye Technologies, Inc	342
18,440	e*	Caraustar Industries, Inc	116
40,746	e*	Cenveo, Inc	990
12,643	e	Chesapeake Corp	191
351,002	e*	Domtar Corporation	3,268
30,362	e	Glatfelter	453
55,065	e*	Graphic Packaging Corp	261
12,633	e	Greif, Inc (Class A)	1,404
334,880	e	International Paper Co	12,190
336,471		Kimberly-Clark Corp	23,045
51,102		Longview Fibre Co	1,259
129,492		MeadWestvaco Corp	3,994
20,151	e*	Mercer International, Inc	241
10,278	e	Neenah Paper, Inc	408
62,088	e	Packaging Corp of America	1,515
39,917	*	Playtex Products, Inc	542
25,737	e	Rock-Tenn Co (Class A)	854
9,960		Schweitzer-Mauduit International, Inc	247
182,775	*	Smurfit-Stone Container Corp	2,058
71,238	e	Sonoco Products Co	2,677
78,891	e	Temple-Inland, Inc	4,713
29,954	e	Wausau Paper Corp	430
		TOTAL PAPER AND ALLIED PRODUCTS	64,747

PERSONAL SERVICES - 0.15%
102,977		Cintas Corp	3,718
3,800	e	Coinmach Service Corp (Class A)	40
20,600	e*	Coinstar, Inc	645
15,088		G & K Services, Inc (Class A)	547
238,960	e	H&R Block, Inc	5,028
25,900	e	Jackson Hewitt Tax Service, Inc	833
35,711	e	Regis Corp	1,442
56,970	*	Sally Beauty Holdings, Inc	524
210,040		Service Corp International	2,491
6,886	e	Unifirst Corp	264
26,580	e	Weight Watchers International, Inc	1,225
		TOTAL PERSONAL SERVICES	16,757

PETROLEUM AND COAL PRODUCTS - 6.19%
11,300	e	Alon USA Energy, Inc	409
241,898		Apache Corp	17,102
41,340	e	Ashland, Inc	2,712
34,234	e	Cabot Oil & Gas Corp	2,305
1,626,352		Chevron Corp	120,285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
1,208,198		ConocoPhillips	$82,580
7,530	e	Delek US Holdings, Inc	144
320,753		Devon Energy Corp	22,202
177,671		EOG Resources, Inc	12,675
4,199,988		Exxon Mobil Corp	316,889
84,730	e	Frontier Oil Corp	2,766
12,046	*	Giant Industries, Inc	911
34,562	e*	Headwaters, Inc	755
198,923		Hess Corp	11,034
36,202	e	Holly Corp	2,147
252,120		Marathon Oil Corp	24,917
137,049	e	Murphy Oil Corp	7,318
91,300	*	Newfield Exploration Co	3,808
125,895		Noble Energy, Inc	7,510
626,952	e	Occidental Petroleum Corp	30,915
90,198		Sunoco, Inc	6,354
50,342	e	Tesoro Corp	5,056
448,352		Valero Energy Corp	28,914
11,564	e	WD-40 Co	367
17,700	e	Western Refining, Inc	691
		TOTAL PETROLEUM AND COAL PRODUCTS	710,766

PIPELINES, EXCEPT NATURAL GAS - 0.10%
454,157		Spectra Energy Corp	11,931
		TOTAL PIPELINES, EXCEPT NATURAL GAS	11,931

PRIMARY METAL INDUSTRIES - 1.06%
88,530	*	AK Steel Holding Corp	2,071
637,019	e	Alcoa, Inc	21,595
72,511		Allegheny Technologies, Inc	7,736
33,081	e	Belden CDT, Inc	1,773
15,568	*	Brush Engineered Materials, Inc	755
17,893	e	Carpenter Technology Corp	2,161
19,037	*	Century Aluminum Co	892
33,682		Chaparral Steel Co	1,959
45,912	e*	CommScope, Inc	1,970
1,137,856	*	Corning, Inc	25,875
16,654	e	Encore Wire Corp	422
36,458	*	General Cable Corp	1,948
20,138	e	Gibraltar Industries, Inc	456
43,293		Hubbell, Inc (Class B)	2,088
7,262	e*	LB Foster Co (Class A)	150
22,646	*	Lone Star Technologies, Inc	1,495
21,924		Matthews International Corp (Class A)	892
25,216		Mueller Industries, Inc	759
225,748		Nucor Corp	14,703
5,831	e	Olympic Steel, Inc	181
98,682	e	Precision Castparts Corp	10,268
26,576	e	Quanex Corp	1,125
16,800	e*	RTI International Metals, Inc	1,529
16,399	e	Schnitzer Steel Industries, Inc (Class A)	659
68,088	e	Steel Dynamics, Inc	2,941
10,403	e	Steel Technologies, Inc	308
14,234	e*	Superior Essex, Inc	493
17,041	e	Texas Industries, Inc	1,287
62,932	e*	Titanium Metals Corp	2,258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
24,156		Tredegar Corp	$550
89,568		United States Steel Corp	8,882
6,089	e*	Wheeling-Pittsburgh Corp	144
51,686	e	Worthington Industries, Inc	1,064
		TOTAL PRIMARY METAL INDUSTRIES	121,389

PRINTING AND PUBLISHING - 0.61%
31,906	e*	ACCO Brands Corp	769
42,239	e	American Greetings Corp (Class A)	980
71,221		Belo (A.H.) Corp (Class A)	1,330
22,675	e	Bowne & Co, Inc	357
8,210	e*	Consolidated Graphics, Inc	608
6,267	e	Courier Corp	245
3,924		CSS Industries, Inc	147
44,193	e	Dow Jones & Co, Inc	1,523
47,168		Dun & Bradstreet Corp	4,302
17,307	e	Ennis, Inc	463
61,293	e	EW Scripps Co (Class A)	2,739
174,168	e	Gannett Co, Inc	9,804
600	e	GateHouse Media, Inc	12
41,244	e	Harte-Hanks, Inc	1,138
20,920	e	John H Harland Co	1,072
34,409	e	John Wiley & Sons, Inc (Class A)	1,299
30,943		Journal Communications, Inc (Class A)	406
32,392	e	Journal Register Co	193
33,495	e	Lee Enterprises, Inc	1,007
19,558	e	Martha Stewart Living Omnimedia, Inc (Class A)	333
42,858	e	McClatchy Co (Class A)	1,355
262,123	e	McGraw-Hill Cos, Inc	16,482
16,756		Media General, Inc (Class A)	639
24,174		Meredith Corp	1,387
98,018	e	New York Times Co (Class A)	2,304
12,663	e*	Playboy Enterprises, Inc (Class B)	130
19,405	e*	Presstek, Inc	117
138,914	e*	Primedia, Inc	370
18,728	e*	Private Media Group Ltd	46
38,200	e	R.H. Donnelley Corp	2,708
160,242		R.R. Donnelley & Sons Co	5,863
10,767	e	Schawk, Inc	195
24,827	e*	Scholastic Corp	772
10,680	e	Standard Register Co	135
53,732	e*	Sun-Times Media Group, Inc (Class A)	266
136,556		Tribune Co	4,385
35,061	*	Valassis Communications, Inc	603
4,207	e	Washington Post Co (Class B)	3,212
		TOTAL PRINTING AND PUBLISHING	69,696

RAILROAD TRANSPORTATION - 0.64%
266,870		Burlington Northern Santa Fe Corp	21,464
320,134		CSX Corp	12,821
25,004	e	Florida East Coast Industries	1,568
26,537	e*	Genesee & Wyoming, Inc (Class A)	706
58,387	e*	Kansas City Southern Industries, Inc	2,077
303,744		Norfolk Southern Corp	15,370
196,817		Union Pacific Corp	19,987
		TOTAL RAILROAD TRANSPORTATION	73,993

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
REAL ESTATE - 0.13%
7,127	e	California Coastal Communities, Inc	$145
135,323	e*	CB Richard Ellis Group, Inc (Class A)	4,625
4,977	e	Consolidated-Tomoka Land Co	376
51,548	e	Forest City Enterprises, Inc (Class A)	3,411
10,086	e*	Housevalues, Inc	51
25,773		Jones Lang LaSalle, Inc	2,688
5,276	e	Orleans Homebuilders, Inc	47
53,649	e	St. Joe Co	2,806
80,810	e	Stewart Enterprises, Inc (Class A)	651
		TOTAL REAL ESTATE	14,800

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.18%
5,113	e*	AEP Industries, Inc	220
54,933		Cooper Tire & Rubber Co	1,005
8,335	e*	Deckers Outdoor Corp	592
132,433	e*	Goodyear Tire & Rubber Co	4,130
204,098		Newell Rubbermaid, Inc	6,345
7,498	e	PW Eagle, Inc	248
21,213	e	Schulman (A.), Inc	500
119,326	e	Sealed Air Corp	3,771
8,488	*	Skechers U.S.A., Inc (Class A)	285
25,932		Spartech Corp	761
11,898		Titan International, Inc	301
7,903	e*	Trex Co, Inc	170
40,623	e	Tupperware Corp	1,013
25,167	e	West Pharmaceutical Services, Inc	1,168
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	20,509

SECURITY AND COMMODITY BROKERS - 3.11%
55,721	e	A.G. Edwards, Inc	3,855
156,189		Ameriprise Financial, Inc	8,925
86,969	e	Bear Stearns Cos, Inc	13,076
14,904	e	BlackRock, Inc	2,330
16,951	e	Calamos Asset Management, Inc (Class A)	378
38,859	e*	Cbot Holdings, Inc (Class A)	7,053
761,368		Charles Schwab Corp	13,925
25,214		Chicago Mercantile Exchange Holdings, Inc	13,425
9,422	e	Cohen & Steers, Inc	406
307,181	*	E*Trade Financial Corp	6,518
85,774	e	Eaton Vance Corp	3,057
67,991		Federated Investors, Inc (Class B)	2,497
124,758		Franklin Resources, Inc	15,075
6,584	e	GAMCO Investors, Inc (Class A)	285
8,396	e*	GFI Group, Inc	571
279,475		Goldman Sachs Group, Inc	57,748
14,103	e	Greenhill & Co, Inc	866
49,400	*	IntercontinentalExchange, Inc	6,037
29,469	e	International Securities Exchange, Inc	1,438
33,049	*	Investment Technology Group, Inc	1,296
150,501	e	Janus Capital Group, Inc	3,147
88,011	e	Jefferies Group, Inc	2,548
2,600	*	KBW, Inc	90
81,114	e*	Knight Capital Group, Inc (Class A)	1,285
37,720	e*	LaBranche & Co, Inc	308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
92,510		Legg Mason, Inc	$8,715
391,549		Lehman Brothers Holdings, Inc	27,436
21,429	e*	MarketAxess Holdings, Inc	359
674,193		Merrill Lynch & Co, Inc	55,061
783,719		Morgan Stanley	61,726
10,065	e*	Morningstar, Inc	520
69,770	e*	Nasdaq Stock Market, Inc	2,052
58,209	e	Nuveen Investments, Inc (Class A)	2,753
4,800	*	Nymex Holdings, Inc	652
113,746	e*	NYSE Group, Inc	10,664
15,817	e	optionsXpress Holdings, Inc	372
5,510	*	Penson Worldwide, Inc	166
13,614	*	Piper Jaffray Cos	843
66,932		Raymond James Financial, Inc	1,992
8,937	e	Sanders Morris Harris Group, Inc	95
46,376		SEI Investments Co	2,793
7,776	e*	Stifel Financial Corp	344
14,958	e	SWS Group, Inc	371
195,024		T Rowe Price Group, Inc	9,203
228,967	e*	TD Ameritrade Holding Corp	3,407
4,803	e*	Thomas Weisel Partners Group, Inc	91
800	e	Value Line, Inc	38
65,258		Waddell & Reed Financial, Inc (Class A)	1,522
		TOTAL SECURITY AND COMMODITY BROKERS	357,314

SOCIAL SERVICES - 0.01%
20,451	e*	Bright Horizons Family Solutions, Inc	772
15,384	e*	Capital Senior Living Corp	178
8,598	e*	Providence Service Corp	204
15,649	*	Res-Care, Inc	274
		TOTAL SOCIAL SERVICES	1,428

SPECIAL TRADE CONTRACTORS - 0.06%
2,319	e	Alico, Inc	133
18,820	e	Chemed Corp	921
28,901		Comfort Systems USA, Inc	346
32,076	e*	Dycom Industries, Inc	836
23,437	e*	EMCOR Group, Inc	1,382
20,939	e*	Insituform Technologies, Inc (Class A)	435
10,880	e*	Integrated Electrical Services, Inc	269
8,579	e*	Layne Christensen Co	313
78,543	e*	Quanta Services, Inc	1,981
		TOTAL SPECIAL TRADE CONTRACTORS	6,616

STONE, CLAY, AND GLASS PRODUCTS - 0.10%
18,958		Apogee Enterprises, Inc	380
18,807	e*	Cabot Microelectronics Corp	630
14,827	e	CARBO Ceramics, Inc	690
35,971		Eagle Materials, Inc	1,605
110,968	e	Gentex Corp	1,803
116,835	*	Owens-Illinois, Inc	3,011
23,708	e*	US Concrete, Inc	186
56,528	e*	USG Corp	2,639
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	10,944

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
TEXTILE MILL PRODUCTS - 0.01%
10,106		Oxford Industries, Inc	$500
14,120		Xerium Technologies, Inc	113
		TOTAL TEXTILE MILL PRODUCTS	613

TOBACCO PRODUCTS - 1.36%
1,527,968		Altria Group, Inc	134,171
69,118		Loews Corp (Carolina Group)	5,226
126,050	e	Reynolds American, Inc	7,867
18,667		Universal Corp	1,145
119,260	e	UST, Inc	6,915
24,693	e	Vector Group Ltd	462
		TOTAL TOBACCO PRODUCTS	155,786

TRANSPORTATION BY AIR - 0.47%
39,511	*	ABX Air, Inc	271
7,464	e*	Air Methods Corp	179
65,497	e*	Airtran Holdings, Inc	673
28,126	*	Alaska Air Group, Inc	1,072
174,878	e*	AMR Corp	5,325
14,233	e*	Atlas Air Worldwide Holdings, Inc	750
18,390	e*	Bristow Group, Inc	670
64,577	e*	Continental Airlines, Inc (Class B)	2,350
23,319	e*	EGL, Inc	924
30,417	e*	ExpressJet Holdings, Inc	178
223,204		FedEx Corp	23,979
29,374	e*	Frontier Airlines Holdings, Inc	177
123,072	e*	JetBlue Airways Corp	1,417
29,055	e*	Mesa Air Group, Inc	219
9,723	e*	PHI, Inc	263
23,015	*	Republic Airways Holdings, Inc	528
45,222	e	Skywest, Inc	1,213
585,339		Southwest Airlines Co	8,604
80,520	e*	UAL Corp	3,073
43,209	e*	US Airways Group, Inc	1,965
		TOTAL TRANSPORTATION BY AIR	53,830

TRANSPORTATION EQUIPMENT - 2.61%
13,757	e	A.O. Smith Corp	526
29,552	e*	AAR Corp	814
16,459	*	Accuride Corp	240
14,702	*	Aftermarket Technology Corp	357
38,109	e	American Axle & Manufacturing Holdings, Inc	1,042
5,300		American Railcar Industries, Inc	158
9,760	e	Arctic Cat, Inc	190
56,666	e	ArvinMeritor, Inc	1,034
60,754		Autoliv, Inc	3,470
58,530	*	BE Aerospace, Inc	1,855
585,046		Boeing Co	52,016
70,693	e	Brunswick Corp	2,252
36,782	e	Clarcor, Inc	1,170
10,359	e*	Comtech Group, Inc	181
34,017	e	Federal Signal Corp	528
41,202	e*	Fleetwood Enterprises, Inc	326
1,327,161	e*	Ford Motor Co	10,471
8,920	e	Freightcar America, Inc	430
7,817	e*	Fuel Systems Solutions, Inc	145

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
42,477	e*	GenCorp, Inc	$588
295,346		General Dynamics Corp	22,564
346,355	e	General Motors Corp	10,612
7,281	e*	GenTek, Inc	248
125,058		Genuine Parts Co	6,128
88,878	e	Goodrich Corp	4,575
12,975	e	Greenbrier Cos, Inc	346
19,891	e	Group 1 Automotive, Inc	791
196,649	e	Harley-Davidson, Inc	11,553
59,330		Harsco Corp	2,662
14,627	e	Heico Corp	534
134,122		ITT Industries, Inc	8,090
14,200	*	K&F Industries Holdings, Inc	382
17,547	e	Kaman Corp	409
267,943		Lockheed Martin Corp	25,996
6,589	e*	Miller Industries, Inc	144
21,622	e	Monaco Coach Corp	344
6,171	e	Noble International Ltd	103
252,204		Northrop Grumman Corp	18,719
40,694	*	Orbital Sciences Corp	763
54,350	e	Oshkosh Truck Corp	2,880
182,836	e	Paccar, Inc	13,420
100,239	e*	Pactiv Corp	3,382
30,275	e	Polaris Industries, Inc	1,453
324,939		Raytheon Co	17,046
4,792	*	Sequa Corp (Class A)	574
44,800	*	Spirit Aerosystems Holdings, Inc (Class A)	1,427
17,715	e	Superior Industries International, Inc	369
32,438	*	Tenneco, Inc	826
93,202		Textron, Inc	8,369
25,200	e	Thor Industries, Inc	993
7,965	e*	TransDigm Group, Inc	290
58,346	e	Trinity Industries, Inc	2,446
12,081	e	Triumph Group, Inc	669
30,832	e*	TRW Automotive Holdings Corp	1,074
739,691		United Technologies Corp	48,080
104,662	e*	Visteon Corp	894
22,100	e	Wabash National Corp	341
38,122		Westinghouse Air Brake Technologies Corp	1,315
24,826	e	Winnebago Industries, Inc	835
		TOTAL TRANSPORTATION EQUIPMENT	299,439

TRANSPORTATION SERVICES - 0.20%
14,656		Ambassadors Group, Inc	487
4,915	e	Ambassadors International, Inc	227
125,458		CH Robinson Worldwide, Inc	5,991
8,003	e*	Dynamex, Inc	204
155,362		Expeditors International Washington, Inc	6,419
34,495	e	GATX Corp	1,649
63,810	e*	Hertz Global Holdings, Inc	1,512
28,305	*	HUB Group, Inc (Class A)	821
51,310	*	Lear Corp	1,873
26,631	e	Pacer International, Inc	717
97,562		Sabre Holdings Corp (Class A)	3,195
		TOTAL TRANSPORTATION SERVICES	23,095

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
TRUCKING AND WAREHOUSING - 0.41%
17,410	e	Arkansas Best Corp	$619
16,346	e*	Celadon Group, Inc	273
37,065		Con-way, Inc	1,847
22,919		Forward Air Corp	754
46,789	e	Heartland Express, Inc	743
80,351	e	J.B. Hunt Transport Services, Inc	2,108
43,462		Landstar System, Inc	1,992
14,139	*	Marten Transport Ltd	225
19,477	*	Old Dominion Freight Line	561
4,234	*	P.A.M. Transportation Services, Inc	87
1,137	e*	Patriot Transportation Holding, Inc	102
6,236	e*	Quality Distribution, Inc	54
9,635	*	Saia, Inc	229
35,619	e*	SIRVA, Inc	127
36,993	*	Swift Transportation Co, Inc	1,153
6,846	e*	U.S. Xpress Enterprises, Inc (Class A)	118
471,426		United Parcel Service, Inc (Class B)	33,047
3,884	e*	Universal Truckload Services, Inc	94
5,986	e*	USA Truck, Inc	93
35,401	e	Werner Enterprises, Inc	643
40,766	e*	YRC Worldwide, Inc	1,640
		TOTAL TRUCKING AND WAREHOUSING	46,509

WATER TRANSPORTATION - 0.06%
30,756	e	Alexander & Baldwin, Inc	1,551
47,660	e*	American Commercial Lines, Inc	1,499
11,494	e*	Gulfmark Offshore, Inc	502
9,884		Horizon Lines, Inc (Class A)	324
20,578	e*	Hornbeck Offshore Services, Inc	589
37,552	e*	Kirby Corp	1,314
20,862		Overseas Shipholding Group, Inc	1,306
		TOTAL WATER TRANSPORTATION	7,085

WHOLESALE TRADE-DURABLE GOODS - 0.40%
65,784		Adesa, Inc	1,818
23,674	e	Agilysys, Inc	532
30,894		Applied Industrial Technologies, Inc	758
89,079	e*	Arrow Electronics, Inc	3,363
26,755	e	Barnes Group, Inc	616
30,944	e*	Beacon Roofing Supply, Inc	501
7,060		BlueLinx Holdings, Inc	74
42,342	e	BorgWarner, Inc	3,193
21,864	e	Building Material Holding Corp	396
7,176	e	Castle (A.M.) & Co	211
15,920	e*	Conceptus, Inc	318
86,195	*	Cytyc Corp	2,949
13,898	*	Digi International, Inc	177
13,174	e*	Drew Industries, Inc	378
26,458	e*	Genesis Microchip, Inc	246
6,221	e*	Houston Wire & Cable Co	174
84,096		IKON Office Solutions, Inc	1,208
106,160	e*	Ingram Micro, Inc (Class A)	2,050
34,716	*	Insight Enterprises, Inc	624
19,381	e*	Interline Brands, Inc	425
13,159	e*	Keystone Automotive Industries, Inc	443

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
42,424	e	Knight Transportation, Inc	$756
3,000	e	Lawson Products, Inc	114
31,919	e*	LKQ Corp	698
33,342	e	Martin Marietta Materials, Inc	4,508
15,714	e*	Merge Technologies, Inc	77
3,818	*	MWI Veterinary Supply, Inc	126
28,836	e	Owens & Minor, Inc	1,059
103,013	e*	Patterson Cos, Inc	3,656
37,424	e	PEP Boys-Manny Moe & Jack	714
37,580	e	Pool Corp	1,345
47,725	*	PSS World Medical, Inc	1,009
46,192		Reliance Steel & Aluminum Co	2,236
19,445	e	Ryerson Tull, Inc	770
42,080	*	Tech Data Corp	1,507
26,379	e*	Tyler Technologies, Inc	335
52,621		W.W. Grainger, Inc	4,064
34,294	e*	WESCO International, Inc	2,153
8,587	e*	West Marine, Inc	156
		TOTAL WHOLESALE TRADE-DURABLE GOODS	45,737

WHOLESALE TRADE-NONDURABLE GOODS - 0.87%
50,602		Airgas, Inc	2,133
31,521	e*	Akorn, Inc	213
59,409	e*	Alliance One International, Inc	548
36,269	e*	Allscripts Healthcare Solutions, Inc	972
9,068	e	Andersons, Inc	403
8,800	e*	Bare Escentuals, Inc	316
45,392	e	Brown-Forman Corp (Class B)	2,976
306,309		Cardinal Health, Inc	22,345
21,391	e*	Central European Distribution Corp	623
7,034	e*	Core-Mark Holding Co, Inc	251
99,667	e	Dean Foods Co	4,658
99,592	*	Endo Pharmaceuticals Holdings, Inc	2,928
2,908	e*	Green Mountain Coffee Roasters, Inc	183
21,948	e*	Hain Celestial Group, Inc	660
64,753	e*	Henry Schein, Inc	3,573
104,836	e	Idearc, Inc	3,680
6,203	e	Kenneth Cole Productions, Inc (Class A)	159
19,366		K-Swiss, Inc (Class A)	523
2,095	e*	Maui Land & Pineapple Co, Inc	76
35,438	e	Men's Wearhouse, Inc	1,667
18,114		Myers Industries, Inc	338
8,977	e	Nash Finch Co	309
140,317		Nike, Inc (Class B)	14,910
38,826	e	Nu Skin Enterprises, Inc (Class A)	641
11,120	e*	Nuco2, Inc	280
9,998	e*	Perry Ellis International, Inc	320
327,997		Safeway, Inc	12,018
17,687	e*	School Specialty, Inc	639
8,100	e*	Smart & Final, Inc	176
22,616	e*	Source Interlink Cos, Inc	152
14,127	e	Spartan Stores, Inc	379
25,507	e	Stride Rite Corp	393
453,887	e	Sysco Corp	15,355
77,674	e*	Terra Industries, Inc	1,359
27,551	e*	Tractor Supply Co	1,419

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
30,443	e*	United Natural Foods, Inc			$933
24,300	e*	United Stationers, Inc			1,456
6,399	e	Valhi, Inc			85
9,361	e*	Volcom, Inc			322
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			100,371

		TOTAL COMMON STOCKS			11,409,691
		(Cost $8,193,855)

WARRANTS - 0.00%**

WHOLESALE TRADE-DURABLE GOODS - 0.00%**
808	m,v*	Timco Aviation Services, Inc (Expires 02/28/07)			-	^
		TOTAL WHOLESALE TRADE-DURABLE GOODS			-	^

		TOTAL WARRANTS			-	^
		(Cost $0)

PRINCIPAL

SHORT-TERM INVESTMENTS - 12.19%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.39%
$ 45,300,000	d	Federal Home Loan Bank (FHLB)	4.900%	04/02/07	45,282
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			45,282

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.80%
1,354,710,450		State Street Navigator Securities Lending Prime Portfolio			1,354,710
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,354,710

		TOTAL SHORT-TERM INVESTMENTS			1,399,992
		(Cost $1,400,004)

		TOTAL PORTFOLIO - 111.55%			12,809,683
		(Cost $9,593,859)

		OTHER ASSETS & LIABILITIES, NET - (11.55%)			(1,326,531)

		NET ASSETS - 100.00%			$11,483,152

		The following abbreviations are used in portfolio descriptions:
	LP	Limited Partnership

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	d	All or a portion of these securities have been segregated by
		the Custodian to cover margin or other requirements
		on open futures contracts.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

At March 31, 2007, the Account held open futures contracts as follows:
				UNREALIZED
	NUMBER OF	MARKET	EXPIRATION	APPRECIATION
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini S&P Mid 400 Index	24	$ 2,053,920	June 2007	$(5,702)
E-mini Russell 2000 Index	53	4,282,400	June 2007	1,621
E-mini S&P 500 Index	569	40,717,640	June 2007	(151,228)
				$(155,309)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2007

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 98.62%

CORPORATE BONDS - 38.57%

AMUSEMENT AND RECREATION SERVICES - 0.06%
$ 2,000,000	e	Caesars Entertainment, Inc	7.875%	03/15/10	Ba1	$2,090
2,000,000	e	Caesars Entertainment, Inc	7.000	04/15/13	Baa3	2,125
		TOTAL AMUSEMENT AND RECREATION SERVICES				4,215

ASSET BACKED - 11.15%
10,000,000		AmeriCredit Automobile Receivables Trust Series 2006-AF
		(Class A3)	5.560	09/06/11	Aaa	10,058
20,000,000		AmeriCredit Automobile Receivables Trust Series 2006-AF
		(Class A4)	5.640	09/06/13	Aaa	20,312
400,121	i	AQ Finance NIM Trust Series 2004-RN2	5.520	04/25/09	Aaa	400
298,667	i,v	AQ Finance NIM Trust Series 2004-RN3	5.500	05/25/09	Aaa	299
74,680		Asset Backed Funding Corp NIM Trust Series 2005-WMC1
		(Class N1)	5.900	07/26/35	N/R	75
4,500,000		Capital One Auto Finance Trust Series 2007-A (Class A3A)	5.250	08/15/11	Aaa	4,516
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,050
1,100,000	i	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,059
1,375,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1B)	5.700	02/25/35	Baa2	1,217
3,500,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1M1)	5.700	02/25/35	Aa2	3,447
1,750,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1M2)	5.700	02/25/35	A2	1,668
1,909,455		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	1,881
10,000,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	9,916
5,456,757	i	CIT Group Home Equity Loan Trust Series 2002-1
		(Class AF6)	6.200	02/25/30	Aaa	5,500
514,419	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	510
28,400,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	28,506
20,812,000		Citicorp Mortgage Securities, Inc Series 2006-2 (Class A3)	5.563	09/25/36	Aaa	20,830
10,000,000	i,v	Countrywide Asset-Backed Certificates Series 2007-S2 (Class
		A3)	5.813	05/25/37	Aaa	9,999
1,287,236	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.540	02/15/29	Aaa	1,288
3,387,137		Detroit Edison Securitization Funding LLC Series 2001-1 (Class
		A3)	5.875	03/01/10	Aaa	3,400
25,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	25,177
6,372,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Aaa	6,384
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Aaa	2,612
5,053,856	i	Golden Securities Corp Series 2003-A (Class A1)	5.620	12/02/13	Aaa	5,000
10,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	9,982
5,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080	11/25/11	Aaa	4,993

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 4,000,000		Hertz Vehicle Financing LLC Series 2005-2A (Class A2)	4.930%	02/25/10	Aaa	$3,988
15,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	N/R	15,056
4,656,448		Household Automotive Trust Series 2003-2 (Class A4)	3.020	12/17/10	Aaa	4,606
25,000,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	25,169
45,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	45,477
24,000,000		Household Credit Card Master Note Trust I Series 2006-1 (Class
		A)	5.100	06/15/12	Aaa	24,079
35,000,000		Hyundai Auto Receivables Trust Series 2006-A (Class A3)	5.130	06/15/10	Aaa	34,977
40,000,000		Hyundai Auto Receivables Trust Series 2006-B (Class A4)	5.150	05/15/13	Aaa	40,129
3,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1 (Class A2)	5.460	03/25/36	Aaa	3,001
14,850,112		JPMorgan Auto Receivables Trust Series 2007-A (Class A1)	5.344	02/15/08	N/R	14,849
11,000,000		JPMorgan Auto Receivables Trust Series 2007-A (Class A3)	5.190	02/15/11	Aaa	11,035
127,075		Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	N/R	127
2,531,387	v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072	09/25/46	N/R	1,899
8,701,370		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	8,694
517,750	v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	520
30,800,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Aaa	30,804
13,000,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	13,014
6,000,000		Nissan Auto Receivables Owner Trust Series 2007-A
		(Class A3)	5.100	11/15/10	Aaa	6,014
10,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	10,070
4,512,501		Public Service New Hampshire Funding LLC Series 2001-1
		(Class A2)	5.730	11/01/10	Aaa	4,532
6,500,000	i	Renaissance Home Equity Loan Trust Series 2006-3 (Class
		AF3)	5.586	11/25/36	Aaa	6,510
12,000,000	i	Residential Asset Mortgage Products, Inc Series 2004-RS11
		(Class M1)	5.940	11/25/34	Aa1	12,028
1,226,609		Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	1,224
5,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2005-HI1
		(Class A5)	5.450	08/25/34	Aaa	4,965
8,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		H12 (Class A2)	5.750	02/25/36	Aaa	8,012
5,014,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class A3)	5.570	02/25/36	Aaa	5,020
2,500,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M1)	6.010	02/25/36	Aa1	2,517
250,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M2)	6.060	02/25/36	Aa2	251
2,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3
		(Class A2)	5.950	02/25/36	Aaa	2,008
6,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3
		(Class A3)	5.960	02/25/36	Aaa	6,057
9,628,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI4
		(Class A2)	5.450	09/25/36	Aaa	9,612
30,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI4
		(Class A3)	5.440	09/25/36	Aaa	29,914
7,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5
		(Class A2)	5.520	04/25/21	Aaa	6,998
13,500,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5
		(Class A3)	5.500	08/25/25	Aaa	13,482
9,862,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-
		HSA2 (Class AI3)	5.550	03/25/36	Aaa	9,871
3,845,254	v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	3,889

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 29,981,150	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096%	12/20/31	Aaa	$29,880
7,185,000		Triad Auto Receivables Owner Trust Series 2005-A
		(Class A4)	4.220	06/12/12	Aaa	7,087
25,000,000		Triad Auto Receivables Owner Trust Series 2006-C
		(Class A4)	5.310	05/13/13	Aaa	25,169
38,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A3)	5.500	09/21/09	Aaa	38,183
10,400,000		Volkswagen Auto Lease Trust Series 2006-A (Class A4)	5.540	04/20/11	Aaa	10,490
4,100,000	v	Wachovia Amortization Controlled Heloc NIM Series 2006-N1
		(Class N1)	5.683	08/12/47	A3	4,074
17,838,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	17,883
6,488,351	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.680	05/25/35	N/R	6,485
		TOTAL ASSET BACKED				748,728

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.19%
7,000,000		Home Depot, Inc	5.400	03/01/16	Aa3	6,838
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A1	6,246
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				13,084

BUSINESS SERVICES - 0.03%
2,000,000		Advanstar Communications, Inc	10.750	08/15/10	B1	2,165
		TOTAL BUSINESS SERVICES				2,165

CHEMICALS AND ALLIED PRODUCTS - 0.27%
6,500,000		Abbott Laboratories	5.600	05/15/11	A1	6,628
3,500,000	e	Chemtura Corp	6.875	06/01/16	Ba1	3,386
2,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	2,468
5,650,000		Lubrizol Corp	5.500	10/01/14	Baa3	5,533
		TOTAL CHEMICALS AND ALLIED PRODUCTS				18,015

COMMUNICATIONS - 2.15%
5,000,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	5,344
3,750,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	3,679
9,500,000		AT&T, Inc	5.100	09/15/14	A2	9,285
2,000,000	e	AT&T, Inc	6.150	09/15/34	A2	1,973
11,521,001		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	13,193
15,400,000		Comcast Corp	5.875	02/15/18	Baa2	15,473
6,000,000	e	Comcast Corp	5.650	06/15/35	Baa2	5,450
2,750,000		Comcast Corp	6.500	11/15/35	Baa2	2,785
4,000,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	4,954
4,000,000		Embarq Corp	7.995	06/01/36	Baa3	4,130
4,250,000		France Telecom S.A.	7.750	03/01/11	A3	4,626
1,750,000		Gray Television, Inc	9.250	12/15/11	B1	1,831
1,150,000		GTE Corp	6.840	04/15/18	Baa1	1,247
4,000,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa1	4,377
4,750,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	6,148
500,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	524
2,500,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	2,738
7,750,000		Sprint Capital Corp	8.375	03/15/12	Baa3	8,646
7,900,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	7,766
4,000,000	e	Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	3,886
7,000,000		Verizon Communications, Inc	5.500	04/01/17	A3	6,947
2,250,000	e	Verizon Global Funding Corp	5.850	09/15/35	A3	2,128
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	6,115
4,850,000		Viacom, Inc	5.750	04/30/11	Baa3	4,914
3,500,000		Viacom, Inc	6.875	04/30/36	Baa3	3,523

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,000,000		Vodafone Group plc	5.000%	12/16/13	A3	$1,945
3,650,000		Vodafone Group plc	5.625	02/27/17	A3	3,615
7,550,000		Vodafone Group plc	6.150	02/27/37	A3	7,278
		TOTAL COMMUNICATIONS				144,520

DEPOSITORY INSTITUTIONS - 2.83%
7,550,000		Bank of America Corp	5.375	08/15/11	Aa1	7,629
4,000,000		Bank of America Corp	6.250	04/15/12	Aa1	4,192
14,550,000		Bank of America NA	5.300	03/15/17	Aa1	14,368
6,500,000		Bank of America NA	6.000	10/15/36	Aa1	6,516
4,250,000		Bank One Corp	5.250	01/30/13	Aa3	4,230
5,000,000		Bank One NA	3.700	01/15/08	Aaa	4,944
5,250,000	g,i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A2	5,129
4,000,000		Capital One Bank	5.125	02/15/14	A2	3,901
4,000,000		FIA Card Services NA	4.625	08/03/09	Aaa	3,961
3,000,000		Golden West Financial Corp	4.125	08/15/07	Aa3	2,988
3,500,000		Golden West Financial Corp	4.750	10/01/12	Aa3	3,428
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,952
7,000,000		HSBC Bank USA NA	4.625	04/01/14	Aa3	6,701
5,000,000		International Finance Corp	5.125	05/02/11	Aaa	5,059
1,000,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	1,079
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	4,376
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	Aa3	5,614
4,000,000		KeyBank NA	5.000	07/17/07	A1	3,993
2,000,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	1,991
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	5,599
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A3	4,220
5,000,000		Mellon Funding Corp	4.875	06/15/07	Aa3	4,995
3,250,000		Popular North America, Inc	5.650	04/15/09	A2	3,263
4,250,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	4,097
2,500,000		Regions Financial Corp	6.375	05/15/12	A2	2,622
2,250,000	g,h,i	Societe Generale	5.922	12/30/49	A1	2,249
2,000,000		Union Bank of California NA	5.950	05/11/16	A2	2,044
2,500,000		US Bank NA	5.700	12/15/08	Aa2	2,521
5,000,000		US Bank NA	6.300	02/04/14	Aa2	5,265
12,750,000		Wachovia Bank NA	4.800	11/01/14	Aa2	12,206
2,050,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,999
6,050,000		Wachovia Corp	5.300	10/15/11	Aa3	6,088
4,500,000		Wachovia Corp	5.250	08/01/14	A1	4,439
4,500,000		Washington Mutual Bank	5.500	01/15/13	A2	4,472
2,150,000		Washington Mutual, Inc	5.500	08/24/11	A2	2,159
3,500,000	e	Wells Fargo & Co	4.875	01/12/11	Aa1	3,478
4,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	4,029
8,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	8,884
7,500,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	7,189
6,000,000		Wells Fargo Bank NA	5.950	08/26/36	Aa1	6,048
		TOTAL DEPOSITORY INSTITUTIONS				189,917

ELECTRIC, GAS, AND SANITARY SERVICES - 1.88%
2,000,000	e	AGL Capital Corp	6.000	10/01/34	Baa1	1,919
2,500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	2,429
4,500,000		Carolina Power & Light Co	5.125	09/15/13	A3	4,439
2,750,000		Carolina Power & Light Co	5.700	04/01/35	A3	2,642
4,250,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	4,722
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	3,525
5,350,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	5,372

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,750,000		Commonwealth Edison Co	3.700%	02/01/08	Baa2	$2,699
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	3,643
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	4,128
9,000,000		FirstEnergy Corp	6.450	11/15/11	Baa3	9,425
3,400,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	3,333
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,431
4,000,000	i	FPL Group Capital, Inc	6.350	10/01/66	A3	4,021
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	3,961
3,000,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	3,048
3,500,000		Nevada Power Co	6.650	04/01/36	Ba1	3,647
4,500,000		Northern Border Pipeline Co	6.250	05/01/07	A3	4,503
2,250,000		Northern States Power Co	6.250	06/01/36	A2	2,407
2,500,000		Northern States Power-Minnesota	5.250	07/15/35	A2	2,306
2,500,000	e	Ohio Edison Co	4.000	05/01/08	Baa2	2,466
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,521
4,075,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,170
6,000,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	5,793
3,500,000		Pacific Gas & Electric Co	5.800	03/01/37	Baa1	3,388
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,245
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,507
2,250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	2,272
2,750,000	e	Southern California Edison Co	6.000	01/15/34	A2	2,812
3,250,000		Southern California Edison Co	5.350	07/15/35	A2	3,043
5,000,000		Southwestern Public Service Co	6.000	10/01/36	Baa1	4,958
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	Baa1	2,045
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,361
2,000,000		Waste Management, Inc	7.750	05/15/32	Baa3	2,318
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	1,540
3,000,000		Wisconsin Electric Power Co	5.625	05/15/33	A1	2,905
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				125,944

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.21%
7,500,000		Cisco Systems, Inc	5.250	02/22/11	A1	7,540
2,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	2,524
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,844
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				13,908

FABRICATED METAL PRODUCTS - 0.05%
3,750,000		Fortune Brands, Inc	4.875	12/01/13	Baa2	3,545
		TOTAL FABRICATED METAL PRODUCTS				3,545

FOOD AND KINDRED PRODUCTS - 0.50%
4,000,000		Bottling Group LLC	4.625	11/15/12	Aa3	3,901
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	1,755
2,750,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,596
3,500,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	4,060
5,000,000		Coors Brewing Co	6.375	05/15/12	Baa2	5,208
5,000,000		Diageo Capital plc	5.125	01/30/12	A3	4,969
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,365
3,000,000		Kellogg Co	7.450	04/01/31	A3	3,540
4,000,000		Kraft Foods, Inc	6.500	11/01/31	Baa1	4,058
1,250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	1,188
		TOTAL FOOD AND KINDRED PRODUCTS				33,640

FOOD STORES - 0.16%
2,000,000		Delhaize America, Inc	8.125	04/15/11	Ba1	2,188

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,500,000	e	Kroger Co	7.250%	06/01/09	Baa2	$3,637
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,621
2,325,000		Safeway, Inc	4.125	11/01/08	Baa2	2,283
		TOTAL FOOD STORES				10,729

FORESTRY - 0.04%
2,665,000		Weyerhaeuser Co	5.950	11/01/08	Baa2	2,692
		TOTAL FORESTRY				2,692

GENERAL BUILDING CONTRACTORS - 0.09%
3,250,000		Centex Corp	5.250	06/15/15	Baa2	2,957
3,000,000		DR Horton, Inc	9.750	09/15/10	Ba1	3,318
		TOTAL GENERAL BUILDING CONTRACTORS				6,275

GENERAL MERCHANDISE STORES - 0.38%
10,550,000	e	Target Corp	5.875	07/15/16	A1	10,877
7,000,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	6,831
7,750,000	e	Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	7,518
		TOTAL GENERAL MERCHANDISE STORES				25,226

HEALTH SERVICES - 0.08%
5,650,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	5,562
		TOTAL HEALTH SERVICES				5,562

HOLDING AND OTHER INVESTMENT OFFICES - 0.60%
3,750,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	3,804
3,500,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	3,486
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	Baa2	5,355
5,000,000		Camden Property Trust	5.875	06/01/07	Baa2	5,003
4,000,000		Colonial Properties Trust	6.250	06/15/14	Baa3	4,122
4,500,000		iStar Financial, Inc	5.150	03/01/12	Baa2	4,398
3,650,000		iStar Financial, Inc	5.700	03/01/14	Baa2	3,630
5,000,000		iStar Financial, Inc	5.850	03/15/17	Baa2	4,920
2,825,000	e	Simon Property Group LP	5.600	09/01/11	A3	2,867
2,310,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,521
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				40,106

HOTELS AND OTHER LODGING PLACES - 0.06%
2,000,000		Boyd Gaming Corp	8.750	04/15/12	Ba3	2,088
1,750,000		MGM Mirage	6.000	10/01/09	Ba2	1,752
		TOTAL HOTELS AND OTHER LODGING PLACES				3,840

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.23%
5,500,000		Caterpillar, Inc	6.050	08/15/36	A2	5,605
2,500,000	e	Hewlett-Packard Co	5.250	03/01/12	A2	2,510
5,400,000		Hewlett-Packard Co	5.400	03/01/17	A2	5,406
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa3	1,592
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				15,113

INSTRUMENTS AND RELATED PRODUCTS - 0.14%
3,000,000	e	Johnson & Johnson	3.800	05/15/13	Aaa	2,813
5,000,000		Medtronic, Inc	4.750	09/15/15	A1	4,751
2,000,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,890
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				9,454

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
INSURANCE CARRIERS - 1.73%
$ 6,250,000		Aetna, Inc	6.625%	06/15/36	A3	$6,666
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	Aa2	5,220
4,250,000		Allstate Corp	5.000	08/15/14	A1	4,149
5,000,000		American International Group, Inc	5.050	10/01/15	Aa2	4,900
6,000,000	i	Chubb Corp	6.375	03/29/67	A3	5,999
3,250,000		Citigroup, Inc	5.100	09/29/11	Aa1	3,245
4,350,000		Citigroup, Inc	5.250	02/27/12	Aa1	4,368
18,500,000		Citigroup, Inc	5.125	05/05/14	Aa1	18,294
6,655,000		Citigroup, Inc	5.000	09/15/14	Aa2	6,476
3,000,000		Citigroup, Inc	5.850	12/11/34	Aa1	2,983
3,600,000	i	ING Groep NV	5.775	12/30/49	A1	3,571
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa2	4,328
3,750,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	3,633
2,750,000	i	Lincoln National Corp	6.050	04/20/67	Baa2	2,704
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	3,949
3,000,000		Metlife, Inc	5.375	12/15/12	A2	3,028
5,000,000		Metlife, Inc	5.000	06/15/15	A2	4,870
2,500,000		Metlife, Inc	5.700	06/15/35	A2	2,404
3,000,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	2,932
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	5,486
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	A1	3,207
4,000,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	4,012
2,000,000		WellPoint, Inc	5.000	01/15/11	Baa1	1,988
5,000,000		WellPoint, Inc	6.375	01/15/12	Baa1	5,238
2,250,000		WellPoint, Inc	5.850	01/15/36	Baa1	2,164
		TOTAL INSURANCE CARRIERS				115,814

METAL MINING - 0.18%
5,900,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	5,657
3,500,000	e,g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	3,359
3,000,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	3,053
		TOTAL METAL MINING				12,069

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
3,250,000	e,g	Controladora Mabe S.A. C.V.	6.500	12/15/15	N/R	3,305
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,305

MISCELLANEOUS RETAIL - 0.06%
2,500,000		CVS Corp	5.750	08/15/11	Baa2	2,552
1,250,000		CVS Corp	6.125	08/15/16	Baa2	1,291
		TOTAL MISCELLANEOUS RETAIL				3,843

MOTION PICTURES - 0.57%
2,500,000		Historic TW, Inc	6.625	05/15/29	Baa2	2,533
4,250,000		News America, Inc	7.625	11/30/28	Baa2	4,763
7,000,000	g	News America, Inc	6.150	03/01/37	Baa2	6,739
3,000,000		Time Warner, Inc	5.500	11/15/11	Baa2	3,023
16,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	17,306
3,750,000		Walt Disney Co	5.700	07/15/11	A3	3,838
		TOTAL MOTION PICTURES				38,202

NONDEPOSITORY INSTITUTIONS - 2.58%
3,500,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	3,506
4,650,000	e	Boeing Capital Corp Ltd	6.100	03/01/11	A3	4,827
6,500,000	e	Capital One Financial Corp	5.700	09/15/11	A3	6,555
3,000,000		Capital One Financial Corp	5.500	06/01/15	A3	2,956

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 1,750,000		Capital One Financial Corp	6.150%	09/01/16	Baa1	$1,776
4,500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	4,358
3,750,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	3,607
6,000,000		CIT Group, Inc	5.400	02/13/12	A2	6,001
7,500,000		CIT Group, Inc	5.650	02/13/17	A2	7,391
4,000,000		FIA Card Services NA	5.375	01/15/08	Aaa	4,000
9,000,000		Ford Motor Credit Co	5.700	01/15/10	B1	8,615
6,000,000		Ford Motor Credit Co	9.875	08/10/11	B1	6,354
20,000,000	e	General Electric Capital Corp	6.000	06/15/12	Aaa	20,799
8,000,000		General Electric Capital Corp	5.650	06/09/14	Aaa	8,168
11,750,000		General Motors Acceptance Corp LLC	5.625	05/15/09	Ba1	11,537
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	2,862
10,000,000		HSBC Finance Corp	5.250	01/14/11	Aa3	9,991
11,750,000		HSBC Finance Corp	5.700	06/01/11	Aa3	11,925
4,000,000		HSBC Finance Corp	5.250	04/15/15	Aa3	3,929
6,500,000		HSBC Finance Corp	5.500	01/19/16	Aa3	6,466
1,750,000		International Lease Finance Corp	5.450	03/24/11	A1	1,765
2,000,000		John Deere Capital Corp	4.500	08/25/08	A2	1,984
1,900,000		John Deere Capital Corp	7.000	03/15/12	A2	2,049
4,000,000		MBNA Corp	6.125	03/01/13	Aa1	4,150
5,000,000		Residential Capital LLC	6.125	11/21/08	Baa3	4,997
10,375,000		Residential Capital LLC	6.500	04/17/13	Baa3	10,266
4,750,000		SLM Corp	5.400	10/25/11	A2	4,753
4,500,000	g	TNK-BP Finance S.A.	6.625	03/20/17	Baa2	4,466
3,500,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	3,399
		TOTAL NONDEPOSITORY INSTITUTIONS				173,452

OIL AND GAS EXTRACTION - 1.12%
2,000,000		Anadarko Finance Co	6.750	05/01/11	Baa3	2,100
6,500,000		Apache Corp	6.000	01/15/37	A3	6,498
3,000,000		Baker Hughes, Inc	6.875	01/15/29	A2	3,351
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,543
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A2	2,099
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	9,030
3,750,000		Canadian Natural Resources Ltd	6.250	03/15/38	Baa2	3,694
6,500,000	e	Chesapeake Energy Corp	6.500	08/15/17	Ba2	6,419
4,000,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	4,245
2,500,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	2,467
4,000,000		Equitable Resources, Inc	5.150	11/15/12	A2	3,925
3,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa3	3,167
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	4,139
4,250,000		PC Financial Partnership	5.000	11/15/14	Baa2	4,095
4,000,000		Petro-Canada	5.950	05/15/35	Baa2	3,825
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	Baa3	2,996
4,500,000		Weatherford International Ltd	6.500	08/01/36	Baa1	4,522
5,000,000	e	XTO Energy, Inc	6.250	04/15/13	Baa2	5,200
		TOTAL OIL AND GAS EXTRACTION				75,315

OTHER MORTGAGE BACKED SECURITIES - 7.39%
10,000,000	i	Banc of America Commercial Mortgage, Inc Series 2004-4
		(Class A6)	4.877	07/10/42	N/R	9,753
13,955,000	i	Banc of America Commercial Mortgage, Inc Series 2005-1
		(Class B)	5.005	11/10/42	N/R	13,815
1,630,000	i	Banc of America Commercial Mortgage, Inc Series 2005-5
		(Class AJ)	5.159	10/10/45	Aaa	1,609

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,650,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6
		(Class AJ)	5.182%	09/10/47	Aaa	$2,624
3,000,000	i	Banc of America Commercial Mortgage, Inc Series 2006-2
		(Class A4)	5.741	05/10/45	N/R	3,096
6,000,000		Banc of America Commercial Mortgage, Inc Series 2006-5
		(Class A4)	5.414	09/10/47	Aaa	6,020
12,842,124		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	12,886
673,183		Bank of America Alternative Loan Trust Series 2004-8 (Class
		3A1)	5.500	09/25/19	Aaa	675
9,225,000	i	Bear Stearns Commercial Mortgage Securities Series 2005-
		PW10 (Class AJ)	5.459	12/11/40	Aaa	9,303
8,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-
		PW11 (Class A4)	5.458	03/11/39	N/R	8,107
5,300,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-
		PW12 (Class A4)	5.711	09/11/38	Aaa	5,463
13,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-
		PW13 (Class A4)	5.540	09/11/41	N/R	13,153
6,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-
		PW14 (Class A4)	5.201	12/11/38	N/R	5,916
3,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22
		(Class A4)	5.467	04/12/38	Aaa	3,053
8,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-T24
		(Class A4)	5.537	10/12/41	Aaa	8,103
5,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series
		2006-CD3 (Class A5)	5.617	10/15/48	Aaa	5,079
43,301,075		Citimortgage Alternative Loan Trust Series 2006-A1 (Class
		2A1)	5.250	03/25/21	Aaa	42,895
12,786,861		Countrywide Home Loan Mortgage Pass Through Trust Series
		2005-17 (Class 1A10)	5.250	09/25/35	N/R	12,747
8,000,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1
		(Class A4)	5.555	02/15/39	N/R	8,115
5,400,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C2
		(Class A3)	5.659	03/15/39	Aaa	5,532
8,700,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4
		(Class A3)	5.467	09/15/39	Aaa	8,749
11,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5
		(Class A3)	5.311	12/15/39	Aaa	10,929
14,000,000	i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate
		Series HC1A (Class A1)	5.510	05/15/23	Aaa	14,003
14,000,000		CS First Boston Mortgage Securities Corp Series 2001-CP4
		(Class A4)	6.180	12/15/35	Aaa	14,502
16,620,286		CS First Boston Mortgage Securities Corp Series 2005-5 (Class
		7A1)	6.000	07/25/35	Aaa	16,680
2,834,340		First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	N/R	2,842
21,000,000		GE Capital Commercial Mortgage Corp Series 2003-C2 (Class
		A4)	5.145	07/10/37	Aaa	20,909
18,000,000	i	Greenwich Capital Commercial Funding Corp Series 2004-GG1
		(Class A7)	5.317	06/10/36	Aaa	18,059
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK
		(Class BFL)	5.800	05/03/18	Aaa	10,154
6,350,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A4)	5.560	11/10/39	Aaa	6,438
14,250,000		JP Morgan Chase Commercial Mortgage Securities Corp Series
		2002-C1 (Class A3)	5.376	07/12/37	Aaa	14,390
10,550,000		JP Morgan Chase Commercial Mortgage Securities Corp Series
		2007-CB18 (Class A4)	5.440	06/12/47	Aaa	10,588

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 6,400,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class
		A2)	4.553%	07/15/30	Aaa	$6,305
4,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class
		AJ)	5.057	09/15/40	N/R	3,908
3,600,000	i	LB-UBS Commercial Mortgage Trust Series 2006-C4 (Class
		A4)	5.899	06/15/38	Aaa	3,754
5,050,821		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	5,020
5,400,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	5,377
2,500,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.660	05/12/39	N/R	2,567
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series
		2006-1 (Class A4)	5.432	02/12/39	N/R	4,748
19,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	N/R	18,857
12,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.440	01/25/36	Aaa	12,001
15,600,000		Morgan Stanley Capital I Series 2006-HQ10 (Class A4)	5.328	11/12/41	Aaa	15,541
8,000,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.476	03/12/44	Aaa	8,091
4,587,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	N/R	4,699
7,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class A4)	5.776	10/15/42	N/R	7,721
6,200,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.780	10/15/42	N/R	6,344
2,700,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	2,673
5,000,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.810	08/12/41	N/R	5,195
4,000,000	i	Wachovia Bank Commercial Mortgage Trust Series 2005-C20
		(Class A7)	5.118	07/15/42	Aaa	3,944
10,000,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-C24
		(Class A3)	5.558	03/15/45	Aaa	10,130
14,503,340		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	N/R	14,100
6,062,207		Wells Fargo Mortgage Backed Securities Trust Series 2004-7
		(Class 1A1)	4.500	07/25/19	N/R	5,821
23,033,997		Wells Fargo Mortgage Backed Securities Trust Series 2005-1
		(Class 2A1)	5.000	01/25/20	Aaa	22,847
		TOTAL OTHER MORTGAGE BACKED SECURITIES				495,830

PAPER AND ALLIED PRODUCTS - 0.08%
3,150,000		Bemis Co, Inc	4.875	04/01/12	Baa1	3,074
2,310,000		Cenveo Corp	7.875	12/01/13	B3	2,264
		TOTAL PAPER AND ALLIED PRODUCTS				5,338

PETROLEUM AND COAL PRODUCTS - 0.14%
7,000,000		Conoco Funding Co	6.350	10/15/11	A1	7,343
2,000,000		ConocoPhillips	5.900	10/15/32	A1	2,026
		TOTAL PETROLEUM AND COAL PRODUCTS				9,369

PIPELINES, EXCEPT NATURAL GAS - 0.35%
3,000,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	2,978
3,500,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	3,471
4,000,000	e	Enterprise Products Operating LP	5.600	10/15/14	Baa3	3,989
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	Baa3	2,019
2,000,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	1,980
3,000,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	2,961
3,750,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	3,477
2,750,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	2,693
		TOTAL PIPELINES, EXCEPT NATURAL GAS				23,568

PRIMARY METAL INDUSTRIES - 0.12%
6,000,000	g	Alcoa, Inc	5.720	02/23/19	A2	5,937
1,071,000	g	Alcoa, Inc	5.870	02/23/22	A2	1,065

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 1,000,000		Corning, Inc	5.900%	03/15/14	Baa2	$1,023
		TOTAL PRIMARY METAL INDUSTRIES				8,025

PRINTING AND PUBLISHING - 0.08%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,519
2,300,000	g	Idearc, Inc	8.000	11/15/16	B2	2,366
506,000		Morris Publishing Group LLC	7.000	08/01/13	B1	483
		TOTAL PRINTING AND PUBLISHING				5,368

RAILROAD TRANSPORTATION - 0.39%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	3,943
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,333
3,500,000		Canadian National Railway Co	6.200	06/01/36	A3	3,659
4,000,000	e	CSX Corp	6.000	10/01/36	Baa2	3,834
2,056,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,887
1,044,000		Norfolk Southern Corp	7.250	02/15/31	Baa1	1,156
5,000,000		Union Pacific Corp	5.750	10/15/07	Baa2	5,008
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,139
		TOTAL RAILROAD TRANSPORTATION				25,959

REAL ESTATE - 0.03%
1,750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	1,760
		TOTAL REAL ESTATE				1,760

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
1,750,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	1,742
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,742

SECURITY AND COMMODITY BROKERS - 1.36%
4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	4,028
7,900,000	e	Credit Suisse USA, Inc	5.500	08/16/11	Aa3	8,002
3,000,000		Franklin Resources, Inc	3.700	04/15/08	A1	2,955
2,750,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	2,733
3,250,000	e	Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	3,251
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	1,927
3,750,000	e	Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	3,739
7,000,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	6,948
5,000,000		Goldman Sachs Group, Inc	5.950	01/15/27	A1	4,856
6,750,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	6,736
3,750,000	e	Lehman Brothers Holdings, Inc	5.750	01/03/17	A2	3,757
4,250,000	e	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	4,148
7,500,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	7,507
5,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	A1	5,344
10,000,000	e	Morgan Stanley	3.625	04/01/08	Aa3	9,849
5,000,000		Morgan Stanley	5.750	10/18/16	Aa3	5,027
7,250,000		Morgan Stanley	5.450	01/09/17	Aa3	7,129
3,500,000		Morgan Stanley	6.250	08/09/26	Aa3	3,594
		TOTAL SECURITY AND COMMODITY BROKERS				91,530

TOBACCO PRODUCTS - 0.09%
1,250,000		Reynolds American, Inc	6.500	06/01/07	N/R	1,251
5,000,000	e	Reynolds American, Inc	6.500	07/15/10	Ba2	5,128
		TOTAL TOBACCO PRODUCTS				6,379

TRANSPORTATION BY AIR - 0.15%
5,000,000		Continental Airlines, Inc	6.563	02/15/12	Aaa	5,300

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 4,600,000		FedEx Corp	5.500%	08/15/09	Baa2	$4,621
		TOTAL TRANSPORTATION BY AIR				9,921

TRANSPORTATION EQUIPMENT - 0.64%
3,250,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	3,312
7,400,000		DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	7,517
4,000,000	e	DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	4,207
4,250,000		General Dynamics Corp	3.000	05/15/08	A2	4,152
7,500,000		Honeywell International, Inc	5.700	03/15/37	A2	7,288
3,500,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	3,631
4,000,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	4,898
2,500,000		United Technologies Corp	7.500	09/15/29	A2	2,990
4,750,000		United Technologies Corp	6.050	06/01/36	A2	4,854
		TOTAL TRANSPORTATION EQUIPMENT				42,849

WHOLESALE TRADE-DURABLE GOODS - 0.33%
3,000,000	e	Procter & Gamble Co	4.950	08/15/14	Aa3	2,944
12,000,000		Procter & Gamble Co	5.550	03/05/37	Aa3	11,739
3,500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	3,562
4,050,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	4,182
		TOTAL WHOLESALE TRADE-DURABLE GOODS				22,427

		TOTAL CORPORATE BONDS				2,588,743
		(Cost $2,584,498)

GOVERNMENT BONDS - 60.05%

AGENCY SECURITIES - 8.81%
9,590,195		Cal Dive I- Title XI, Inc	4.930	02/01/27	N/R	9,280
11,200,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	10,979
11,200,000	e	FFCB	4.125	04/15/09	Aaa	11,047
19,150,000		FFCB	5.375	07/18/11	Aaa	19,554
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.100	04/10/07	Aaa	3,001
5,000,000		FHLMC	4.625	06/01/07	Aaa	4,994
26,160,000		FHLMC	4.000	08/17/07	Aaa	26,038
7,500,000		FHLMC	5.125	10/24/07	Aaa	7,495
9,800,000		FHLMC	4.375	11/16/07	Aaa	9,750
15,000,000		FHLMC	3.500	05/21/08	Aaa	14,755
27,700,000	e	FHLMC	5.000	09/16/08	Aaa	27,721
19,000,000	e	FHLMC	4.875	02/09/10	Aaa	19,040
15,900,000		FHLMC	4.750	01/18/11	Aaa	15,867
36,399,000	e	FHLMC	5.875	03/21/11	Aa2	37,650
14,000,000	e	FHLMC	6.000	06/15/11	Aaa	14,614
22,500,000	e	FHLMC	5.250	07/18/11	Aaa	22,863
7,800,000		FHLMC	5.750	06/27/16	Aa2	8,134
5,000,000		Federal National Mortgage Association (FNMA)	3.750	07/06/07	Aaa	4,980
8,280,000		FNMA	3.750	08/15/07	Aaa	8,235
5,000,000		FNMA	3.375	09/07/07	Aaa	4,960
31,500,000		FNMA	5.250	12/03/07	Aaa	31,509
60,000,000	e	FNMA	5.000	09/15/08	Aaa	60,045
1,350,000		FNMA	4.250	01/19/10	Aaa	1,328
7,200,000	e	FNMA	7.125	06/15/10	Aaa	7,692
8,000,000		FNMA	5.000	10/15/11	Aaa	8,053
18,000,000		FNMA	4.125	01/30/12	Aaa	17,341
28,600,000	e	FNMA	5.250	08/01/12	Aa2	28,939
7,712,673		FNMA	4.400	10/01/12	N/R	7,444

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 79,000,000	e	FNMA	5.000%	02/13/17	Aaa	$78,893
8,250,000	e	FNMA	6.210	08/06/38	Aaa	9,428
3,000,000		Housing Urban Development	5.380	08/01/18	N/R	3,044
3,189,375		Overseas Private Investment Corp	3.420	01/15/15	N/R	3,036
2,500,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	2,505
3,540,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,582
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,060
13,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	13,022
13,785,000		Private Export Funding Corp	4.550	05/15/15	Aaa	13,415
4,000,000		Private Export Funding Corp	4.950	11/15/15	Aaa	3,963
10,825,000		Private Export Funding Corp	5.000	12/15/16	Aaa	10,809
5,403,125		Totem Ocean Trailer Express, Inc	4.514	12/18/19	N/R	5,256
		TOTAL AGENCY SECURITIES				591,321

FOREIGN GOVERNMENT BONDS - 3.14%
3,500,000		African Development Bank	3.250	08/01/08	Aaa	3,427
2,500,000		Brazilian Government International Bond	10.500	07/14/14	Ba2	3,213
10,000,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	9,983
4,000,000		Chile Government International Bond	5.500	01/15/13	A2	4,058
3,500,000	e	China Development Bank	5.000	10/15/15	A2	3,430
4,500,000		Colombia Government International Bond	7.375	09/18/37	Ba2	4,898
2,000,000	e	Development Bank of Japan	4.250	06/09/15	Aaa	1,889
4,660,000		Eksportfinans A/S	5.000	02/14/12	Aaa	4,689
3,500,000		European Investment Bank	4.875	02/15/36	Aaa	3,295
4,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	3,909
7,000,000	e	Federative Republic of Brazil	6.000	01/17/17	Ba2	7,070
30,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	30,075
9,000,000		Israel Government International Bond	5.500	11/09/16	A2	9,017
4,500,000		Italy Government International Bond	5.250	09/20/16	N/R	4,549
4,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	4,622
5,000,000	e	Korea Development Bank	5.750	09/10/13	A3	5,109
3,500,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	3,533
5,400,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	Aaa	5,358
5,000,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	5,076
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	5,069
5,900,000		Mexico Government International Bond	6.375	01/16/13	Baa1	6,211
6,152,000		Mexico Government International Bond	5.875	01/15/14	Baa1	6,336
8,000,000		Mexico Government International Bond	6.750	09/27/34	Baa1	8,720
4,300,000	e	Philippine Government International Bond	6.375	01/15/32	B1	4,176
13,000,000		Province of British Columbia Canada	5.375	10/29/08	Aaa	13,088
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	2,966
7,400,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	7,439
5,000,000		Province of Ontario	5.500	10/01/08	Aa1	5,039
7,650,000	e	Province of Ontario	4.750	01/19/16	Aa1	7,491
2,250,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,250
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	7,599
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	2,299
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	7,698
2,750,000		Turkey Government International Bond	7.375	02/05/25	Ba3	2,826
4,500,000	e	Turkey Government International Bond	6.875	03/17/36	Ba3	4,303
		TOTAL FOREIGN GOVERNMENT BONDS				210,710

MORTGAGE BACKED SECURITIES - 35.69%
31,050,333		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		31,649
11,720,000		FHLMC	4.000	09/15/18		10,783
4,117,058		FHLMC	5.750	12/15/18		4,132

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 10,013,000		FHLMC	4.000%	04/15/19	$9,097
3,500,000		FHLMC	4.000	09/15/19	3,216
25,000,000		FHLMC	5.000	06/15/28	24,780
11,491,832		FHLMC	5.000	06/15/29	11,385
5,584,318		FHLMC	6.000	12/15/30	5,612
19,953,204		FHLMC	5.000	06/15/31	19,591
14,020,000		FHLMC	5.500	05/15/33	13,955
9,035,881		FHLMC	4.500	09/15/35	8,732
13,815,079	h,i	FHLMC	5.092	02/01/36	13,811
14,318,965	i	FHLMC	5.001	09/01/36	14,262
22,934,913	i	FHLMC	5.717	02/01/37	23,136
40,350,367	i	FHLMC	5.810	03/01/37	40,789
56,000,000	h	FHLMC	6.000	05/15/37	56,420
129,528		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10	132
290,607		FGLMC	6.000	04/01/11	295
649,641		FGLMC	7.000	07/01/13	669
2,634,213		FGLMC	6.500	12/01/16	2,700
17,962,443		FGLMC	5.000	09/01/18	17,760
6,662,293		FGLMC	4.500	10/01/18	6,468
3,782,569		FGLMC	4.500	11/01/18	3,672
3,900,872		FGLMC	5.500	01/01/19	3,918
1,819,367		FGLMC	4.000	06/01/19	1,719
5,883,421		FGLMC	4.500	07/01/20	5,697
4,435,860		FGLMC	4.500	08/01/20	4,300
756,932		FGLMC	7.000	10/01/20	791
67,044,406		FGLMC	4.500	06/01/21	64,918
21,228,793		FGLMC	4.500	06/01/21	20,555
24,172,553		FGLMC	5.500	08/01/21	24,224
91,545		FGLMC	7.000	05/01/23	95
1,150,459		FGLMC	6.000	10/01/23	1,170
1,209,653		FGLMC	6.000	11/01/23	1,230
480,569		FGLMC	8.000	01/01/31	506
76,847		FGLMC	7.000	11/01/31	80
272,696		FGLMC	7.000	12/01/31	283
112,801		FGLMC	7.000	12/01/31	117
93,565		FGLMC	7.000	12/01/31	97
75,916		FGLMC	7.000	12/01/31	79
99,706		FGLMC	7.000	12/01/31	104
284,983		FGLMC	7.000	12/01/31	296
54,894		FGLMC	7.000	01/01/32	57
587,331		FGLMC	8.000	02/01/32	618
5,206,991		FGLMC	5.500	11/01/33	5,165
6,162,420		FGLMC	5.500	12/01/33	6,112
30,958,657	d	FGLMC	5.500	12/01/33	30,708
81,061,155		FGLMC	5.000	01/01/34	78,547
25,709,605		FGLMC	4.500	10/01/34	24,238
3,183,065		FGLMC	5.500	12/01/34	3,155
12,980,339		FGLMC	4.500	04/01/35	12,219
5,810,277		FGLMC	6.000	05/01/35	5,861
2,833,151		FGLMC	6.000	05/01/35	2,858
5,994,869		FGLMC	6.000	05/01/35	6,047
10,836,271		FGLMC	6.000	05/01/35	10,930
6,278,589		FGLMC	6.000	05/01/35	6,333
6,123,400		FGLMC	6.000	05/01/35	6,189
3,133,586		FGLMC	6.000	05/01/35	3,161
2,680,173		FGLMC	5.500	06/01/35	2,655

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 4,461,007		FGLMC	5.500%	06/01/35	$4,419
7,225,689		FGLMC	5.500	06/01/35	7,157
30,949,817		FGLMC	5.500	06/01/35	30,657
7,885,510		FGLMC	6.000	06/01/35	7,954
21,944,075		FGLMC	4.500	08/01/35	20,637
3,594,613		FGLMC	5.000	10/01/35	3,478
17,638,679		FGLMC	5.000	11/01/35	17,064
989,351		FGLMC	6.500	11/01/35	1,010
4,443,119		FGLMC	6.000	01/01/36	4,479
6,901,390		FGLMC	7.000	01/01/36	7,148
8,064,328		FGLMC	5.500	03/01/36	7,946
3,761,624		FGLMC	5.500	04/01/36	3,722
4,709,482		FGLMC	6.500	05/01/36	4,803
4,381,978		FGLMC	5.500	06/01/36	4,317
47,585,321		FGLMC	6.000	07/01/36	47,969
23,592,639	h	FGLMC	6.500	10/01/36	24,060
3,783,994		FGLMC	6.500	12/01/36	3,841
63,188,991		FGLMC	5.500	01/01/37	62,528
75,898		Federal National Mortgage Association (FNMA)	7.500	11/01/10	78
8,399		FNMA	8.000	06/01/11	9
13,281		FNMA	8.000	06/01/11	14
6,476		FNMA	8.000	06/01/11	7
6,150		FNMA	8.000	06/01/11	6
21,541		FNMA	8.000	07/01/11	22
524,124		FNMA	5.000	06/01/13	523
2,842,207		FNMA	4.440	07/01/13	2,754
4,280,793		FNMA	4.732	10/01/13	4,204
2,094,911		FNMA	4.778	02/01/14	2,068
5,642,776		FNMA	4.440	04/01/14	5,448
692,828		FNMA	7.500	02/01/15	716
1,864,047		FNMA	7.500	04/01/15	1,926
1,623,460		FNMA	7.500	04/01/15	1,680
42,385		FNMA	6.500	02/01/16	44
143,733		FNMA	6.500	03/01/16	148
65,831		FNMA	6.500	04/01/16	68
14,790,520		FNMA	6.000	06/25/16	14,891
1,576,980		FNMA	6.500	10/01/16	1,616
863,278		FNMA	6.500	11/01/16	885
2,884,078		FNMA	6.500	02/01/18	2,953
7,167,525		FNMA	5.500	03/01/18	7,200
1,257,632		FNMA	5.500	04/01/18	1,263
15,510,244	d	FNMA	5.500	04/01/18	15,581
1,433,940		FNMA	6.500	04/01/18	1,468
336,124		FNMA	5.500	05/01/18	338
20,690,667		FNMA	4.500	12/01/18	20,086
1,057,265		FNMA	6.000	01/01/19	1,078
166,897		FNMA	6.000	02/01/19	170
15,831,444		FNMA	5.000	04/01/19	15,637
4,867,675		FNMA	5.500	07/01/20	4,886
20,000,000	h	FNMA	5.000	05/25/22	19,725
198,087		FNMA	8.000	03/01/23	209
7,460,483		FNMA	5.000	12/01/23	7,284
2,215,910		FNMA	5.500	02/01/24	2,210
4,508,154		FNMA	5.500	07/01/24	4,493
608,608		FNMA	8.000	07/01/24	644
6,476,565		FNMA	5.500	08/01/24	6,455

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 20,976,850	d	FNMA	5.000%	10/01/25	$20,450
122,495		FNMA	9.000	11/01/25	133
495,730		FNMA	7.000	07/01/32	517
799,162		FNMA	7.000	07/01/32	833
2,355,501		FNMA	5.000	02/01/33	2,282
11,455,372		FNMA	4.500	03/25/33	11,128
2,095,161		FNMA	5.500	06/01/33	2,078
6,668,667		FNMA	4.500	08/01/33	6,284
6,925,833		FNMA	5.000	08/01/33	6,709
11,000,000		FNMA	5.500	08/25/33	10,986
11,097,576		FNMA	4.500	10/01/33	10,458
2,804,503		FNMA	5.000	10/01/33	2,717
6,859,734		FNMA	5.000	10/01/33	6,645
2,214,491		FNMA	5.000	10/01/33	2,145
18,647,009		FNMA	5.000	11/01/33	18,063
9,392,954		FNMA	5.000	11/01/33	9,099
1,001,805		FNMA	5.000	11/01/33	970
9,132,474		FNMA	5.000	11/01/33	8,847
1,977,625	d	FNMA	5.500	12/01/33	1,961
4,035,047		FNMA	5.500	12/01/33	4,002
9,951,387		FNMA	5.500	12/01/33	9,870
1,618,207		FNMA	5.500	12/01/33	1,605
3,949,629		FNMA	5.500	01/01/34	3,917
8,335,412		FNMA	5.500	01/01/34	8,267
13,638,550		FNMA	5.500	02/01/34	13,527
2,769,089		FNMA	5.000	03/01/34	2,682
3,212,368		FNMA	5.000	03/01/34	3,112
7,827,032		FNMA	5.000	03/01/34	7,582
2,573,224		FNMA	5.000	03/01/34	2,493
21,085,053		FNMA	5.000	03/01/34	20,425
8,953,478		FNMA	5.500	03/01/34	8,875
20,638,607		FNMA	5.000	04/01/34	19,976
94,105,266		FNMA	5.000	08/01/34	91,084
6,359,822		FNMA	5.500	09/01/34	6,304
6,032,257		FNMA	5.500	09/01/34	5,979
4,165,734		FNMA	5.500	09/01/34	4,129
2,808,536		FNMA	5.500	10/01/34	2,784
4,112,880		FNMA	5.500	10/01/34	4,077
9,730,650		FNMA	5.500	10/25/34	9,627
20,498,735		FNMA	5.500	12/01/34	20,319
7,990,377		FNMA	5.500	01/01/35	7,920
93,915,727		FNMA	5.500	02/01/35	93,146
5,392,897		FNMA	5.500	04/01/35	5,342
34,728,865		FNMA	5.500	04/01/35	34,424
21,969,061		FNMA	5.500	05/01/35	21,762
7,924,646		FNMA	6.000	05/01/35	7,989
1,164,187		FNMA	5.500	06/01/35	1,153
3,144,855		FNMA	5.500	06/01/35	3,115
3,012,894		FNMA	5.500	06/01/35	2,984
5,176,267		FNMA	5.500	06/01/35	5,127
1,866,526		FNMA	5.500	06/01/35	1,849
692,415		FNMA	7.500	06/01/35	718
2,400,863		FNMA	5.500	07/01/35	2,378
3,362,754		FNMA	6.000	07/01/35	3,390
15,767,878	d	FNMA	5.500	09/01/35	15,619
37,730,416		FNMA	5.500	09/01/35	37,421

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 15,798,456		FNMA	5.000%	10/01/35	$15,279
10,625,991		FNMA	5.500	11/01/35	10,526
15,447,839	i	FNMA	5.750	02/01/36	15,758
5,532,067		FNMA	5.000	03/01/36	5,301
8,184,923		FNMA	6.000	03/01/36	8,206
13,677,901		FNMA	5.500	04/01/36	13,549
30,383,726		FNMA	5.000	05/01/36	29,115
4,828,089		FNMA	5.500	05/01/36	4,757
20,980,742	i	FNMA	5.843	06/01/36	21,283
2,092,010		FNMA	6.000	06/01/36	2,108
10,229,160	i	FNMA	5.969	07/01/36	10,371
3,932,719		FNMA	6.000	10/01/36	3,947
5,752,210		FNMA	6.000	10/01/36	5,773
17,724,926		FNMA	6.000	10/01/36	17,857
70,847,932	i	FNMA	5.924	11/01/36	71,792
9,495,951		FNMA	5.500	12/01/36	9,356
11,295,573		FNMA	6.500	12/01/36	11,470
10,000,000	h	FNMA	7.000	04/01/37	10,315
182,000,000	h	FNMA	6.000	05/25/37	183,251
164,000,000	h	FNMA	6.500	05/25/37	167,229
3,974		Government National Mortgage Association (GNMA)	8.500	10/15/09	4
25,556		GNMA	8.500	12/15/09	26
41,083		GNMA	8.500	12/15/09	42
127,880		GNMA	9.000	12/15/09	132
34,529		GNMA	8.500	01/15/10	36
13,120		GNMA	8.500	01/15/10	14
31,366		GNMA	9.000	06/15/16	34
6,399		GNMA	9.000	09/15/16	7
5,820		GNMA	9.000	09/15/16	6
18,819		GNMA	9.000	09/15/16	20
24,417		GNMA	9.000	11/15/16	26
9,159		GNMA	9.000	12/15/16	10
12,604		GNMA	9.000	12/15/16	13
203,825		GNMA	9.500	12/15/16	221
14,114		GNMA	9.000	06/15/20	15
98,265		GNMA	8.000	06/15/24	104
149,888		GNMA	8.500	11/20/30	160
111,553		GNMA	8.500	12/20/30	119
3,085,412		GNMA	5.500	11/20/33	3,068
12,092,266		GNMA	5.500	03/20/35	12,014
7,589,489		GNMA	5.500	12/20/35	7,541
68,000,000	h	GNMA	5.500	05/15/37	67,596
		TOTAL MORTGAGE BACKED SECURITIES			2,395,783

MUNICIPAL BONDS - 0.03%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,968
		TOTAL MUNICIPAL BONDS			1,968

U.S. TREASURY SECURITIES - 12.38%
287,705,000	d,e	United States Treasury Bond	8.000	11/15/21	380,424
39,400,000	e	United States Treasury Bond	5.250	02/15/29	41,173
3,861,000	e	United States Treasury Bond	5.375	02/15/31	4,121
3,348,000	e	United States Treasury Bond	4.500	02/15/36	3,161
7,476,000	e	United States Treasury Bond	4.750	02/15/37	7,367
11,690,000	e	United States Treasury Note	4.375	12/31/07	11,636
58,900,000	e	United States Treasury Note	4.375	01/31/08	58,615

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 16,000,000	e	United States Treasury Note	5.125%	06/30/08	$16,059
49,435,000	e	United States Treasury Note	5.000	07/31/08	49,569
16,850,000	e	United States Treasury Note	4.875	10/31/08	16,887
15,025,000	e	United States Treasury Note	4.625	11/15/09	15,049
10,000,000	e	United States Treasury Note	4.625	12/31/11	10,034
180,000		United States Treasury Note	4.750	01/31/12	182
121,715,000	e	United States Treasury Note	4.625	02/29/12	122,192
52,545,000	e	United States Treasury Note	4.625	11/15/16	52,418
19,124,000	e	United States Treasury Note	4.625	02/15/17	19,094
64,000,000	e,j	United States Treasury Strip Principal	0.000	08/15/27	23,462
		TOTAL U.S. TREASURY SECURITIES			831,443

		TOTAL GOVERNMENT BONDS			4,031,225
		(Cost $4,037,821)

		TOTAL BONDS			6,619,968
		(Cost $6,622,319)
SHARES

PREFERRED STOCKS - 0.05%

DEPOSITORY INSTITUTIONS - 0.05%
134,000		Bank of America Corp			3,518
		TOTAL DEPOSITORY INSTITUTIONS			3,518

		TOTAL PREFERRED STOCKS			3,518
		(Cost $3,350)

TIAA-CREF MUTUAL FUNDS - 0.06%

458,264	a	TIAA-CREF High-Yield Bond Fund			4,271

		TOTAL TIAA-CREF MUTUAL FUNDS			4,271
		(Cost $3,933)
PRINCIPAL

SHORT-TERM INVESTMENTS - 22.34%

COMMERCIAL PAPER - 8.44%
$ 6,900,000	c	Abbott Laboratories, Inc	5.230	04/10/07	6,892
25,000,000	d	Barclays U.S. Funding Corp	5.230	05/14/07	24,847
25,000,000	c,d	BMW US Capital Corp	5.230	04/09/07	24,974
29,000,000	c,d	Cargrill, Inc	5.250	04/12/07	28,957
27,300,000		Citigroup Funding, Inc	5.230	04/12/07	27,260
21,132,000	c,d	Concentrate Manufacturing Co	5.260	04/10/07	21,107
29,000,000	c,d	Corporate Asset Funding Corp, Inc	5.240	04/17/07	28,936
25,000,000	c,d	Dorada Finance, Inc	5.250	05/18/07	24,831
29,000,000	c	Dresdner US Finance, Inc	5.400	04/02/07	28,987
14,648,000	c,d	Edison Asset Securitization LLC	5.240	04/20/07	14,609
16,300,000	c	Fairway Finance Corp	5.400	04/02/07	16,293
19,500,000	c,d	Govco, Inc	5.240	05/15/07	19,376
25,000,000	c,d	Greyhawk Funding LLC	5.250	04/12/07	24,963
25,000,000	c,d	Harrier Finance Funding LLC	5.235	05/29/07	24,791
12,200,000	c	John Deere Capital Corp	5.240	04/13/07	12,180
17,178,000	c,d	Johnson & Johnson, Inc	5.190	06/07/07	17,013
18,000,000	c	Kitty Hawk Funding Corp	5.240	04/16/07	17,963

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 25,300,000	c	Nestle Capital Corp	5.240%	04/20/07	$25,233
24,500,000	d	Paccar Financial Corp	5.230	05/21/07	24,325
29,000,000	d	Rabobank USA Financial Corp	5.230	04/12/07	28,957
17,500,000	c,d	Ranger Funding Co LLC	5.250	04/09/07	17,482
29,000,000		UBS Finance, (Delaware), Inc	5.230	04/02/07	29,000
25,000,000	c,d	Variable Funding Capital Corp	5.260	04/12/07	24,962
29,000,000	c,d	Verizon Communications, Inc	5.280	04/11/07	28,959
23,900,000	c,d	Wal-Mart Stores, Inc	5.230	04/12/07	23,865
		TOTAL COMMERCIAL PAPER			566,762

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.90%
931,364,000		Bank of New York Institutional Cash Reserves Fund			932,736
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			932,736

		TOTAL SHORT-TERM INVESTMENTS			1,499,498
		(Cost $1,499,462)

		TOTAL PORTFOLIO - 121.07%			8,127,255
		(Cost $8,129,064)
		OTHER ASSETS & LIABILITIES, NET - (21.07%)			(1,414,398)

		NET ASSETS - 100.00%			$6,712,857

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	N/R	Not rated by Moody's
	plc	Public Limited Company

	a	Affiliated Holding.
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed
		delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At March 31, 2007, the value of these securities amounted to $120,432,939 or 1.79% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2007.
	j	Zero coupon.
	v	Security valued at fair value.
	+	As provided by Moody's Investors Service.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Companies in which the Account held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	March 31, 2007	March 31, 2007

TIAA-CREF High-Yield Bond Fund	$ 4,147,626	$ 78,464	$ -	$ -	$ 78,464	$ -	458,264	$ 4,271,028
		$ 78,464	$ -	$ -	$ 78,464	$ -		$ 4,271,028

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2007

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 99.26%

U.S. TREASURY SECURITIES - 99.26%
$ 272,901,230	k	United States Treasury Inflation Indexed Bond	2.375%	01/15/25	$275,033
177,843,329	k	United States Treasury Inflation Indexed Bond	2.000	01/15/26	169,229
83,200,749	k	United States Treasury Inflation Indexed Bond	2.375	01/15/27	84,007
182,555,789	k	United States Treasury Inflation Indexed Bond	3.625	04/15/28	222,605
211,041,135	k	United States Treasury Inflation Indexed Bond	3.875	04/15/29	268,305
55,656,117	k	United States Treasury Inflation Indexed Bond	3.375	04/15/32	68,004
171,987,345	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	178,303
122,451,677	k	United States Treasury Inflation Indexed Note	4.250	01/15/10	130,277
291,956,799	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	282,445
120,795,648	k	United States Treasury Inflation Indexed Note	3.500	01/15/11	127,589
183,718,689	k	United States Treasury Inflation Indexed Note	2.375	04/15/11	186,203
69,923,825	k	United States Treasury Inflation Indexed Note	3.375	01/15/12	74,228
236,025,632	k	United States Treasury Inflation Indexed Note	3.000	07/15/12	247,546
220,265,397	k	United States Treasury Inflation Indexed Note	1.875	07/15/13	217,565
226,900,447	k	United States Treasury Inflation Indexed Note	2.000	01/15/14	224,827
208,144,096	k	United States Treasury Inflation Indexed Note	2.000	07/15/14	206,258
207,833,606	e,k	United States Treasury Inflation Indexed Note	1.625	01/15/15	199,649
176,580,535	k	United States Treasury Inflation Indexed Note	1.875	07/15/15	172,735
176,262,726	k	United States Treasury Inflation Indexed Note	2.000	01/15/16	173,675
174,182,555	k	United States Treasury Inflation Indexed Note	2.500	07/15/16	178,838
90,778,139	e,k	United States Treasury Inflation Indexed Note	2.375	01/15/17	92,182
		TOTAL U.S. TREASURY SECURITIES			3,779,503

		TOTAL GOVERNMENT BONDS			3,779,503
		(Cost $ 3,715,629)

SHORT-TERM INVESTMENTS - 0.08%

COMMERCIAL PAPER - 0.04%
1,600,000		Cargill Global Funding plc	5.390	04/02/07	1,599
		TOTAL COMMERCIAL PAPER			1,599

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.04%
REPURCHASED AGREEMENTS
1,338,000		Bear Stearns & Co, Inc 5.370% Dated 03/30/2007,			1,339
		Due 04/02/2007 In the Amount of $1,338,399
		Fully Collateralized as follows:
		Resolution Funding Corp Strip Principal 8.125% - 9.375%, 10/15/2019 - 04/15/2030		$ 1,384,187
		Total Market Value		1,384,187

		TOTAL INVESTMENT OF CASH COLLATERAL
		FOR SECURITIES LOANED			1,339

		TOTAL SHORT-TERM INVESTMENTS			2,938
		(Cost $ 2,938)

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

		VALUE
		(000)

	TOTAL PORTFOLIO - 99.34%	$3,782,441
	(Cost $ 3,718,567)
	OTHER ASSETS & LIABILITIES, NET - 0.66%	25,224

	NET ASSETS - 100.00%	$3,807,665

	The following abbreviations are used in portfolio descriptions:
plc	Public Limited Company

e	All or a portion of these securities are out on loan.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	Cost amounts are in thousands.

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the Accounts use more specific industry categories in following
	their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2007

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 39.57%

CORPORATE BONDS - 16.40%

AMUSEMENT AND RECREATION SERVICES - 0.02%
$ 2,000,000		International Speedway Corp	5.400%	04/15/14	Baa2	$1,955
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,955

ASSET BACKED - 4.06%
3,400,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A3)	5.560	09/06/11	Aaa	3,420
10,250,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A4)	5.640	09/06/13	Aaa	10,410
4,000,000		Capital One Auto Finance Trust Series 2007-A (Class A3A)	5.250	08/15/11	Aaa	4,014
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,050
7,000,000	i	Chase Funding Loan Acquisition Trust Series 2004-OPT1 (Class M1)	5.890	06/25/34	Aa2	7,013
1,825,198		Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1A3)	4.209	02/25/35	Aaa	1,810
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1B)	5.700	02/25/35	Baa2	885
1,660,396		Chase Manhattan Auto Owner Trust Series 2004-A (Class A4)	2.830	09/15/10	Aaa	1,635
5,500,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	5,454
7,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	7,026
12,000,000		Citicorp Mortgage Securities, Inc Series 2006-2 (Class A3)	5.563	09/25/36	Aaa	12,010
2,471,269	i	Countrywide Asset-Backed Certificates Series 2002-S2 (Class A5)	5.978	01/25/17	Aaa	2,462
5,000,000	i,v	Countrywide Asset-Backed Certificates Series 2007-S2 (Class A3)	5.813	05/25/37	Aaa	5,000
1,170,214	i	Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	5.540	02/15/29	Aaa	1,171
12,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.781	01/25/35	Aaa	12,085
3,500,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Aaa	3,506
2,282,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Aaa	2,292
10,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	9,982
2,500,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080	11/25/11	Aaa	2,497
3,635,000		Hertz Vehicle Financing LLC Series 2005-2A (Class A2)	4.930	02/25/10	Aaa	3,624
3,160,488		HFC Home Equity Loan Asset Backed Certificates Series 2006-4
		(Class A1F)	5.790	03/20/36	Aaa	3,156
10,000,000		Honda Auto Receivables Owner Trust Series 2007-1 (Class A4)	5.090	07/18/13	N/R	10,037
10,000,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	10,067
21,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	21,223
16,000,000		Household Credit Card Master Note Trust I Series 2006-1 (Class A)	5.100	06/15/12	Aaa	16,053
5,000,000		Hyundai Auto Receivables Trust Series 2006-A (Class A3)	5.130	06/15/10	Aaa	4,997
20,000,000		Hyundai Auto Receivables Trust Series 2006-B (Class A4)	5.150	05/15/13	Aaa	20,065
3,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1 (Class A2)	5.460	03/25/36	Aaa	3,001
5,940,045		JPMorgan Auto Receivables Trust Series 2007-A (Class A1)	5.344	02/15/08	N/R	5,940
8,000,000		JPMorgan Auto Receivables Trust Series 2007-A (Class A3)	5.190	02/15/11	Aaa	8,025
127,075		Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	N/R	127
1,221,123	v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072	09/25/46	N/R	916
3,955,168		Marriott Vacation Club Owner Trust Series 2006-2A (Class A)	5.362	10/20/28	Aaa	3,952
16,000,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Aaa	16,002

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account
				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 7,500,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100%	07/16/12	Aaa	$7,508
5,000,000		Nissan Auto Receivables Owner Trust Series 2007-A (Class A3)	5.100	11/15/10	Aaa	5,012
3,250,000	i	Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	3,255
3,000,000	i	Residential Asset Mortgage Products, Inc Series 2003-RZ5 (Class A7)	4.970	09/25/33	Aaa	2,963
4,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12
		(Class A2)	5.750	02/25/36	Aaa	4,006
3,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class A3)	5.570	02/25/36	Aaa	3,004
2,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M1)	6.010	02/25/36	Aa1	2,014
200,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M2)	6.060	02/25/36	Aa2	201
5,700,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3
		(Class A3)	5.960	02/25/36	Aaa	5,754
7,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI4
		(Class A2)	5.450	09/25/36	Aaa	6,988
18,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI4
		(Class A3)	5.440	09/25/36	Aaa	17,948
5,003,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5
		(Class A2)	5.520	04/25/21	Aaa	5,001
9,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5
		(Class A3)	5.500	08/25/25	Aaa	8,988
4,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HSA2
		(Class AI3)	5.550	03/25/36	Aaa	4,004
3,215,096	v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	3,252
15,989,946	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	15,936
20,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A3)	5.500	09/21/09	Aaa	20,096
3,000,000	v	Wachovia Amortization Controlled Heloc NIM Series 2006-N1
		(Class N1)	5.683	08/12/47	A3	2,981
10,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A (Class A3)	5.230	08/22/11	Aaa	10,025
3,364,330	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.680	05/25/35	N/R	3,362
		TOTAL ASSET BACKED				362,205

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
7,500,000		Home Depot, Inc	5.400	03/01/16	Aa3	7,327
5,000,000		Lowe's Cos, Inc	8.250	06/01/10	A1	5,431
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				12,758

CHEMICALS AND ALLIED PRODUCTS - 0.24%
5,000,000		Abbott Laboratories	5.600	05/15/11	A1	5,098
2,500,000		Ecolab, Inc	6.875	02/01/11	A2	2,636
3,000,000		Genentech, Inc	5.250	07/15/35	A1	2,748
1,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	1,481
5,000,000		Praxair, Inc	3.950	06/01/13	A2	4,662
4,500,000		Valspar Corp	6.000	05/01/07	Baa2	4,501
		TOTAL CHEMICALS AND ALLIED PRODUCTS				21,126

COMMUNICATIONS - 0.58%
6,000,000		Alamosa Delaware, Inc	11.000	07/31/10	N/R	6,413
4,343,000		Alamosa Delaware, Inc	8.500	01/31/12	N/R	4,588
2,205,000	g	ALLTEL Ohio LP	8.000	08/15/10	A2	2,366
1,184,000		AT&T Corp	7.300	11/15/11	A2	1,285
3,000,000		AT&T, Inc	5.100	09/15/14	A2	2,932
1,000,000		AT&T, Inc	6.150	09/15/34	A2	987
3,972,276		Bellsouth Telecommunications, Inc	6.300	12/15/15	A2	4,095

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,500,000		New Cingular Wireless Services, Inc	7.875%	03/01/11	Baa1	$2,736
1,500,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	1,941
5,000,000		New England Telephone & Tele	7.650	06/15/07	Baa1	5,020
8,500,000		Sprint Capital Corp	8.375	03/15/12	Baa3	9,483
4,000,000		Verizon Communications, Inc	5.500	04/01/17	A3	3,970
1,500,000		Verizon Global Funding Corp	5.850	09/15/35	A3	1,418
4,000,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	4,048
		TOTAL COMMUNICATIONS				51,282

DEPOSITORY INSTITUTIONS - 1.94%
1,300,000		Amsouth Bank	4.850	04/01/13	A1	1,261
1,000,000		Astoria Financial Corp	5.750	10/15/12	A2	1,008
5,000,000		Bank of America Corp	5.375	08/15/11	Aa1	5,052
5,000,000		Bank of America NA	5.300	03/15/17	Aa1	4,937
5,250,000		Bank of America NA	6.000	10/15/36	Aa1	5,263
3,000,000		Bank of Hawaii	6.875	03/01/09	A1	3,081
1,000,000	i	Bank of New York Co, Inc	3.400	03/15/13	Aa3	982
2,500,000		Capital One Bank	4.250	12/01/08	A2	2,460
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A1	3,119
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa2	3,171
5,000,000		Firstar Bank NA	7.125	12/01/09	Aa2	5,258
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,952
2,500,000		Independence Community Bank Corp	4.900	09/23/10	A3	2,466
2,000,000		KeyBank NA	5.000	07/17/07	A1	1,996
5,000,000		M&I Marshall & Ilsley Bank	5.300	09/08/11	Aa3	5,028
5,000,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A3	4,965
1,000,000		Mellon Capital I	7.720	12/01/26	A1	1,039
5,000,000		Mellon Funding Corp	6.400	05/14/11	A1	5,224
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	A2	4,792
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	N/R	1,279
1,250,000		National City Bank	7.250	07/15/10	N/R	1,325
5,000,000		NB Capital Trust IV	8.250	04/15/27	Aa2	5,194
2,140,000	g	OMX Timber Finance Investments LLC Series 1	5.420	01/29/20	Aa3	2,079
3,000,000		Popular North America, Inc	3.875	10/01/08	A2	2,928
2,000,000		Popular North America, Inc	5.650	04/15/09	A2	2,008
4,700,000		Republic New York Corp	7.530	12/04/26	A1	4,887
1,400,000		Roslyn Bancorp, Inc	5.750	11/15/07	A3	1,394
7,185,000		Roslyn Bancorp, Inc	7.500	12/01/08	A3	7,400
4,000,000		SouthTrust Bank	6.565	12/15/27	Aa2	4,282
3,000,000		Sovereign Bank	4.000	02/01/08	A3	2,966
2,000,000		State Street Bank & Trust Co	5.250	10/15/18	Aa2	1,945
7,312,000		State Street Corp	7.650	06/15/10	A1	7,844
10,228,000		SunTrust Banks, Inc	6.000	02/15/26	A1	10,376
1,475,000		SunTrust Banks, Inc	6.000	01/15/28	N/R	1,534
4,000,000		Union Bank of California NA	5.950	05/11/16	A2	4,089
3,268,000		Union Planters Bank NA	5.125	06/15/07	Aa3	3,266
1,112,000		US Bank NA	6.375	08/01/11	Aa2	1,165
3,000,000		US Bank NA	6.300	02/04/14	Aa2	3,159
3,000,000		Wachovia Bank NA	5.850	02/01/37	Aa2	2,925
6,000,000		Wachovia Corp	5.300	10/15/11	Aa3	6,037
3,000,000		Washington Mutual Bank	5.650	08/15/14	A2	2,971
5,000,000		Webster Bank	5.875	01/15/13	A3	5,030
3,500,000	e	Wells Fargo & Co	4.875	01/12/11	Aa1	3,478
1,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,568
5,000,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,793
3,000,000		Wells Fargo Bank NA	5.950	08/26/36	Aa1	3,024

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 5,000,000		Western Financial Bank	9.625%	05/15/12	Aa2	$5,481
5,000,000	i	World Savings Bank FSB	5.460	09/16/09	Aa1	5,001
		TOTAL DEPOSITORY INSTITUTIONS				172,482

EATING AND DRINKING PLACES - 0.06%
5,000,000		McDonald's Corp	5.750	03/01/12	A2	5,078
		TOTAL EATING AND DRINKING PLACES				5,078

ELECTRIC, GAS, AND SANITARY SERVICES - 0.85%
4,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	3,838
5,000,000		Atmos Energy Corp	5.125	01/15/13	Baa3	4,861
2,000,000		Connecticut Light & Power	5.750	03/01/37	A3	1,944
5,000,000	i	Energen Corp	5.710	11/15/07	Baa2	5,003
5,000,000		Hawaiian Electric Industries, Inc	6.141	08/15/11	Baa2	5,129
3,000,000		Idaho Power Co	7.200	12/01/09	A3	3,154
7,500,000	g	International Transmission Co	4.450	07/15/13	A3	7,086
1,550,000		Laclede Gas Co	6.500	11/15/10	A3	1,608
2,500,000		Laclede Gas Co	6.150	06/01/36	A3	2,544
5,000,000		National Fuel Gas Co	6.000	03/01/09	Baa1	5,058
6,000,000		Nevada Power Co	6.650	04/01/36	Ba1	6,253
2,000,000		Nicor, Inc	6.580	02/15/28	A1	2,181
4,000,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,093
2,185,000	g	Pedernales Electric Cooperative	6.202	11/15/32	N/R	2,284
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,092
2,000,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	2,020
5,000,000		Questar Market Resources, Inc	6.050	09/01/16	Baa3	5,128
2,000,000		Questar Pipeline Co	6.570	09/26/11	A2	2,101
2,500,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	2,666
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	4,730
2,500,000		Wisconsin Public Service Corp	5.550	12/01/36	Aa3	2,388
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				76,161

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.13%
2,500,000		Cisco Systems, Inc	5.250	02/22/11	A1	2,514
3,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	3,533
5,000,000		Hubbell, Inc	6.375	05/15/12	A3	5,274
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				11,321

FABRICATED METAL PRODUCTS - 0.02%
2,000,000		Pentair, Inc	7.850	10/15/09	Baa3	2,111
		TOTAL FABRICATED METAL PRODUCTS				2,111

FOOD AND KINDRED PRODUCTS - 0.42%
5,000,000		Bottling Group LLC	4.625	11/15/12	Aa3	4,877
5,000,000		Campbell Soup Co	5.000	12/03/12	A3	4,938
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,549
5,000,000		Coca-Cola Enterprises, Inc	8.500	02/01/22	A2	6,249
1,800,000		Hershey Co	4.850	08/15/15	A1	1,744
5,000,000		Kellogg Co	6.600	04/01/11	A3	5,251
5,000,000	e	PepsiAmericas, Inc	5.625	05/31/11	Baa1	5,049
2,500,000		WM Wrigley Jr Co	4.650	07/15/15	A1	2,375
		TOTAL FOOD AND KINDRED PRODUCTS				37,032

FOOD STORES - 0.06%
5,000,000		Kroger Co	8.050	02/01/10	Baa2	5,353
		TOTAL FOOD STORES				5,353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
FURNITURE AND FIXTURES - 0.04%
$ 4,000,000		Leggett & Platt, Inc	4.700%	04/01/13	A2	$3,830
		TOTAL FURNITURE AND FIXTURES				3,830

GENERAL BUILDING CONTRACTORS - 0.11%
3,000,000		Lennar Corp	5.125	10/01/10	Baa2	2,934
3,000,000	e	M/I Homes, Inc	6.875	04/01/12	Ba3	2,700
3,000,000	e	MDC Holdings, Inc	5.375	07/01/15	Baa3	2,725
2,000,000		Ryland Group, Inc	5.375	05/15/12	Baa3	1,913
		TOTAL GENERAL BUILDING CONTRACTORS				10,272

GENERAL MERCHANDISE STORES - 0.06%
5,000,000		Target Corp	5.875	07/15/16	A1	5,155
		TOTAL GENERAL MERCHANDISE STORES				5,155

HEALTH SERVICES - 0.03%
2,500,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	2,461
		TOTAL HEALTH SERVICES				2,461

HOLDING AND OTHER INVESTMENT OFFICES - 0.32%
2,000,000		Allied Capital Corp	6.625	07/15/11	Baa2	2,044
2,500,000		AMB Property LP	5.450	12/01/10	Baa1	2,514
5,000,000		Archstone-Smith Trust	7.500	02/15/14	Baa1	5,446
3,000,000	g	Highwoods Properties, Inc	5.850	03/15/17	Ba1	2,974
5,000,000		Kimco Realty Corp	5.304	02/22/11	Baa1	5,002
2,000,000		Simon Property Group LP	5.875	03/01/17	A3	2,039
5,500,000		Washington Real Estate Investment Trust	6.898	02/25/08	Baa1	5,571
3,000,000		Washington Real Estate Investment Trust	5.125	03/15/13	Baa1	2,962
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				28,552

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.45%
2,500,000		3M Co	6.375	02/15/28	Aa1	2,707
9,220,000		Cameron International Corp	2.650	04/15/07	Baa1	9,212
281,000		Deere & Co	8.500	01/09/22	A2	360
4,340,000		Deere & Co	8.100	05/15/30	A2	5,594
10,065,000	g	Pall Corp	6.000	08/01/12	Baa1	10,160
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	8,119
4,000,000		Stanley Works	5.000	03/15/10	A2	3,988
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				40,140

INSTRUMENTS AND RELATED PRODUCTS - 0.34%
5,000,000		Beckman Coulter, Inc	6.875	11/15/11	Baa3	5,145
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,710
5,000,000		Boston Scientific Corp	6.250	11/15/15	Baa3	4,939
6,450,000		CR Bard, Inc	6.700	12/01/26	Baa1	6,841
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,326
3,000,000		Thermo Fisher Scientific, Inc	7.625	10/30/08	Baa2	3,093
2,000,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,890
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				29,944

INSURANCE CARRIERS - 0.82%
3,000,000		Aetna, Inc	6.625	06/15/36	A3	3,200
2,800,000	g	Anthem Insurance Co, Inc	9.125	04/01/10	A3	3,094
3,000,000	i	Chubb Corp	6.375	03/29/67	A3	2,999
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	A2	3,529

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,000,000		First American Corp	5.700%	08/01/14	N/R	$2,965
2,500,000	i	Hartford Life Global Funding Trusts	5.455	03/15/11	Aa3	2,502
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A2	5,437
1,200,000	g	Jackson National Life Global Funding	6.125	05/30/12	A1	1,248
5,000,000	g,i	Jefferson-Pilot Life Funding Trust I	3.250	06/02/08	Baa3	5,000
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa2	2,105
2,000,000		Markel Corp	6.800	02/15/13	Baa3	2,086
3,000,000		Markel Corp	7.350	08/15/34	Baa3	3,215
5,000,000	g	Nationwide Life Global Funding I	5.350	03/15/11	Aa3	5,042
5,000,000	g	New York Life Global Funding	4.625	08/16/10	Aaa	4,949
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	5,192
3,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	3,390
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	2,493
1,036,000		Protective Life Corp	4.300	06/01/13	A3	977
2,500,000		Protective Life Secured Trusts	4.850	08/16/10	Aa3	2,480
2,500,000		Protective Life Secured Trusts	4.000	04/01/11	Aa3	2,396
1,500,000	g	Prudential Funding LLC	6.600	05/15/08	A1	1,516
2,500,000	g	Prudential Funding LLC	6.750	09/15/23	A1	2,672
3,000,000		WellPoint, Inc	5.000	01/15/11	Baa1	2,982
1,500,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,443
		TOTAL INSURANCE CARRIERS				72,912

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
5,000,000		Harsco Corp	5.125	09/15/13	A3	4,916
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				4,916

MISCELLANEOUS RETAIL - 0.05%
4,483,708	g	CVS Corp	5.298	01/11/27	Baa2	4,278
		TOTAL MISCELLANEOUS RETAIL				4,278

MOTION PICTURES - 0.20%
6,000,000		Historic TW, Inc	6.625	05/15/29	Baa2	6,078
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	Baa2	6,266
2,000,000		Time Warner, Inc	5.500	11/15/11	Baa2	2,016
3,000,000		Walt Disney Co	5.700	07/15/11	A3	3,070
		TOTAL MOTION PICTURES				17,430

NONDEPOSITORY INSTITUTIONS - 0.50%
5,000,000	i	American Express Credit Corp	5.470	10/04/10	Aa3	5,003
4,000,000		Capital One Financial Corp	5.700	09/15/11	A3	4,034
5,000,000		Capital One Financial Corp	5.500	06/01/15	A3	4,927
1,500,000		Capital One Financial Corp	6.150	09/01/16	Baa1	1,522
2,000,000		CIT Group, Inc	5.400	02/13/12	A2	2,000
4,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	3,964
2,000,000		John Deere Capital Corp	7.000	03/15/12	A2	2,157
6,000,000		Residential Capital LLC	6.500	04/17/13	Baa3	5,937
10,000,000		SLM Corp	5.400	10/25/11	A2	10,006
5,000,000		SLM Corp	5.375	05/15/14	A2	4,930
		TOTAL NONDEPOSITORY INSTITUTIONS				44,480

OIL AND GAS EXTRACTION - 0.45%
3,000,000		Apache Corp	6.000	01/15/37	A3	2,999
4,610,000		Apache Finance Canada Corp	4.375	05/15/15	A3	4,319
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	3,456
3,900,000		Devon OEI Operating, Inc	4.375	10/01/07	Baa3	3,879
5,700,000		ENSCO International, Inc	6.750	11/15/07	Baa1	5,756

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 8,500,000	g	EOG Resources Canada, Inc	4.750%	03/15/14	A3	$8,205
2,000,000		Equitable Resources, Inc	5.000	10/01/15	A2	1,900
2,000,000		Noble Energy, Inc	8.000	04/01/27	Baa2	2,343
2,000,000		Valero Logistics Operations LP	6.050	03/15/13	Baa3	2,030
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,200
		TOTAL OIL AND GAS EXTRACTION				40,087

OTHER MORTGAGE BACKED SECURITIES - 2.96%
6,000,000		Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	N/R	5,988
10,000,000	i	Banc of America Commercial Mortgage, Inc Series 2004-4 (Class A6)	4.877	07/10/42	N/R	9,753
3,000,000	i	Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	5.005	11/10/42	N/R	2,970
8,370,000	i	Banc of America Commercial Mortgage, Inc Series 2005-5 (Class AJ)	5.159	10/10/45	Aaa	8,264
1,375,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.182	09/10/47	Aaa	1,362
2,000,000	i	Banc of America Commercial Mortgage, Inc Series 2006-2 (Class A4)	5.741	05/10/45	N/R	2,064
4,800,000		Banc of America Commercial Mortgage, Inc Series 2006-4 (Class A4)	5.634	07/10/46	Aaa	4,888
3,350,000		Banc of America Commercial Mortgage, Inc Series 2006-5
		(Class A4)	5.414	09/10/47	Aaa	3,361
5,992,991		Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	6,014
2,300,043		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	2,307
4,500,000	i	Bear Stearns Commercial Mortgage Securities Series 2005-PW10
		(Class AJ)	5.459	12/11/40	Aaa	4,538
4,100,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11
		(Class A4)	5.458	03/11/39	N/R	4,155
3,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW12
		(Class A4)	5.711	09/11/38	Aaa	3,092
5,375,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13
		(Class A4)	5.540	09/11/41	N/R	5,438
3,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW14
		(Class A4)	5.201	12/11/38	N/R	2,958
2,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22
		(Class A4)	5.467	04/12/38	Aaa	2,035
4,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-T24
		(Class A4)	5.537	10/12/41	Aaa	4,051
10,500,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-
		CD3 (Class A5)	5.617	10/15/48	Aaa	10,666
9,526,236		Citimortgage Alternative Loan Trust Series 2006-A1 (Class 2A1)	5.250	03/25/21	Aaa	9,437
		Countrywide Home Loan Mortgage Pass Through Trust Series
4,262,287		2005-17 (Class 1A10)	5.250	09/25/35	N/R	4,249
4,500,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1
		(Class A4)	5.555	02/15/39	N/R	4,565
3,000,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C2
		(Class A3)	5.659	03/15/39	Aaa	3,073
4,800,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4
		(Class A3)	5.467	09/15/39	Aaa	4,827
5,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5
		(Class A3)	5.311	12/15/39	Aaa	4,968

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 7,000,000	i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate
		Series HC1A (Class A1)	5.510%	05/15/23	Aaa	$7,002
6,560,639		CS First Boston Mortgage Securities Corp Series 2005-5
		(Class 7A1)	6.000	07/25/35	Aaa	6,584
25,000,000		GS Mortgage Securities Corp II Series 2001-ROCK (Class A2)	6.624	05/03/18	Aaa	26,466
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK (Class BFL)	5.800	05/03/18	Aaa	10,154
3,000,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A4)	5.560	11/10/39	Aaa	3,042
		JP Morgan Chase Commercial Mortgage Securities Corp Series
1,000,000		2002-C1 (Class A3)	5.376	07/12/37	Aaa	1,010
		JP Morgan Chase Commercial Mortgage Securities Corp Series
9,000,000		2003-CB6 (Class A2)	5.255	07/12/37	Aaa	9,009
		JP Morgan Chase Commercial Mortgage Securities Corp Series
6,000,000		2007-CB18 (Class A4)	5.440	06/12/47	Aaa	6,022
3,100,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	3,054
3,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	N/R	2,931
801,717		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.000	10/25/20	Aaa	797
10,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/12/35	N/R	9,985
2,675,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	2,663
1,300,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.660	05/12/39	N/R	1,335
2,300,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series
		2006-1 (Class A4)	5.432	02/12/39	N/R	2,323
10,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	N/R	9,925
5,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.440	01/25/36	Aaa	5,000
4,400,000		Morgan Stanley Capital I Series 2006-HQ10 (Class A4)	5.328	11/12/41	Aaa	4,383
350,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.476	03/12/44	Aaa	354
1,211,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	N/R	1,240
2,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class A4)	5.776	10/15/42	N/R	2,574
1,500,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	1,485
4,700,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.810	08/12/41	N/R	4,884
5,927,902		Residential Funding Mortgage Security I Series 2004-S5 (Class	4.500	05/25/19	N/R	5,799
3,000,000	i	Wachovia Bank Commercial Mortgage Trust Series 2005-C20
		(Class A7)	5.118	07/15/42	Aaa	2,958
2,700,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-C24
		(Class A3)	5.558	03/15/45	Aaa	2,735
12,633,593		Wells Fargo Mortgage Backed Securities Trust Series 2003-16
		(Class 2A1)	4.500	12/25/18	N/R	12,154
2,989,874		Wells Fargo Mortgage Backed Securities Trust Series 2005-1
		(Class 2A1)	5.000	01/25/20	Aaa	2,966
		TOTAL OTHER MORTGAGE BACKED SECURITIES				263,857

PAPER AND ALLIED PRODUCTS - 0.05%
5,000,000		Bemis Co, Inc	4.875	04/01/12	Baa1	4,879
		TOTAL PAPER AND ALLIED PRODUCTS				4,879

PETROLEUM AND COAL PRODUCTS - 0.07%
6,500,000		Sunoco, Inc	4.875	10/15/14	Baa2	6,139
		TOTAL PETROLEUM AND COAL PRODUCTS				6,139

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners LP	7.300	08/15/33	Baa1	2,713
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,713

PRIMARY METAL INDUSTRIES - 0.03%
3,000,000	g	Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	2,990
		TOTAL PRIMARY METAL INDUSTRIES				2,990

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
PRINTING AND PUBLISHING - 0.12%
$ 5,000,000		Dow Jones & Co, Inc	3.875%	02/15/08	Baa1	$4,925
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,519
3,000,000		EW Scripps Co	4.300	06/30/10	A2	2,916
		TOTAL PRINTING AND PUBLISHING				10,360

RAILROAD TRANSPORTATION - 0.14%
2,000,000		CSX Corp	6.000	10/01/36	Baa2	1,917
1,900,000		CSX Transportation, Inc	7.820	04/01/11	N/R	2,060
2,500,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	2,294
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,421
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa2	472
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa2	473
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa2	473
		TOTAL RAILROAD TRANSPORTATION				12,110

REAL ESTATE - 0.01%
1,000,000	g,i	USB Realty Corp	6.091	12/30/49	A1	1,006
		TOTAL REAL ESTATE				1,006

SECURITY AND COMMODITY BROKERS - 0.45%
2,292,000		Charles Schwab Corp	8.050	03/01/10	A2	2,497
3,000,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	2,981
2,500,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	2,408
2,000,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	1,985
7,000,000		Goldman Sachs Group, Inc	5.950	01/15/27	A1	6,799
3,156,000		Jefferies Group, Inc	6.250	01/15/36	Baa1	2,990
5,775,000		Legg Mason, Inc	6.750	07/02/08	A2	5,886
5,000,000		Merrill Lynch & Co, Inc	5.770	07/25/11	Aa3	5,112
5,000,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	5,005
5,000,000		Merrill Lynch & Co, Inc	6.110	01/29/37	A1	4,858
		TOTAL SECURITY AND COMMODITY BROKERS				40,521

SOCIAL SERVICES - 0.06%
5,145,000		Salvation Army	5.637	09/01/26	Aaa	5,214
		TOTAL SOCIAL SERVICES				5,214

STONE, CLAY, AND GLASS PRODUCTS - 0.02%
1,000,000		Martin Marietta Materials, Inc	5.875	12/01/08	A3	1,008
1,000,000		Martin Marietta Materials, Inc	6.875	04/01/11	A3	1,053
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,061

TRANSPORTATION BY AIR - 0.12%
3,000,000		FedEx Corp	5.500	08/15/09	Baa2	3,013
5,000,000	i	JetBlue Airways Corp	5.810	11/15/16	Aaa	5,028
3,000,000		Southwest Airlines Co	5.125	03/01/17	Baa1	2,786
		TOTAL TRANSPORTATION BY AIR				10,827

TRANSPORTATION EQUIPMENT - 0.06%
4,136,012	g	Southern Capital Corp	5.700	06/30/22	Aaa	4,127
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,044
		TOTAL TRANSPORTATION EQUIPMENT				5,171

TRANSPORTATION SERVICES - 0.07%
1,732,992	g	GATX Corp	5.697	01/02/25	A3	1,675
5,000,000	g	TTX Co	3.875	03/01/08	Baa1	4,908
		TOTAL TRANSPORTATION SERVICES				6,583

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
TRUCKING AND WAREHOUSING - 0.06%
$ 1,360,000		United Parcel Service of America, Inc (Step Bond 8.375% until
		04/01/20, 7.620% until 04/01/30)	8.375%	04/01/30	Aaa	$1,798
2,500,000		United Parcel Service, Inc	8.375	04/01/20	Aaa	3,148
		TOTAL TRUCKING AND WAREHOUSING				4,946

WHOLESALE TRADE-DURABLE GOODS - 0.02%
2,000,000		Johnson & Johnson	4.950	05/15/33	Aaa	1,846
		TOTAL WHOLESALE TRADE-DURABLE GOODS				1,846

WHOLESALE TRADE-NONDURABLE GOODS - 0.19%
2,500,000		Procter & Gamble Co	8.750	06/01/22	Aa3	3,368
5,000,000		Procter & Gamble Co	5.550	03/05/37	Aa3	4,891
5,000,000		Sysco Corp	7.160	04/15/27	A1	5,664
3,000,000		Sysco International Co	6.100	06/01/12	A1	3,112
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				17,035

		TOTAL CORPORATE BONDS				1,461,579
		(Cost $1,463,506)

GOVERNMENT BONDS - 23.17%

AGENCY SECURITIES - 3.91%
6,713,137		Cal Dive I- Title XI, Inc	4.930	02/01/27	N/R	6,496
4,500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	4,378
2,000,000		Federal Home Loan Bank (FHLB) (Step Bond 4.000% until 07/30/07,
		6.000% until 07/30/12, 8.000% until 07/30/16, 10.000% until 07/30/18)	4.000	07/30/18	Aaa	1,987
3,750,000		Federal Home Loan Mortgage Corp (FHLMC)	4.625	06/01/07	Aaa	3,746
2,950,000		FHLMC	4.000	08/17/07	Aaa	2,936
7,500,000		FHLMC	5.125	10/24/07	Aaa	7,495
2,450,000		FHLMC	4.375	11/16/07	Aaa	2,438
13,000,000		FHLMC	3.500	05/21/08	Aaa	12,787
3,500,000		FHLMC	2.650	05/30/08	Aaa	3,408
10,000,000	e	FHLMC	5.000	09/16/08	Aaa	10,007
8,500,000		FHLMC	5.750	06/27/16	Aa2	8,864
1,850,000		Federal National Mortgage Association (FNMA)	3.375	05/15/07	Aaa	1,846
24,000,000	e	FNMA	5.000	09/15/08	Aaa	24,018
7,580,000		FNMA	4.125	01/30/12	Aaa	7,303
15,000,000		FNMA	5.250	08/01/12	Aa2	15,178
10,963,000	j	Government Trust Certificate	0.000	11/15/07	N/R	10,627
4,000,000	j	Government Trust Certificate	0.000	04/01/21	N/R	1,918
5,007,000		Housing Urban Development	5.380	08/01/18	N/R	5,080
4,270,451		New Valley Generation II	5.572	05/01/20	Aaa	4,306
4,096,742		New Valley Generation III	4.929	01/15/21	Aaa	4,012
504,607		New Valley Generation III	4.687	01/15/22	Aaa	495
10,100,000	j	Overseas Private Investment Corp	0.000	09/15/08	N/R	11,463
6,336,000		Overseas Private Investment Corp	4.050	11/15/14	N/R	6,101
3,189,375		Overseas Private Investment Corp	3.420	01/15/15	N/R	3,036
7,832,110		Overseas Private Investment Corp	3.740	04/15/15	N/R	7,499
1,000,000		Private Export Funding Corp	7.110	04/15/07	Aaa	1,001
2,500,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	2,505
4,688,000		Private Export Funding Corp	6.490	07/15/07	Aaa	4,702
2,858,000		Private Export Funding Corp	3.400	02/15/08	Aaa	2,817
3,500,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,541

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,850,000		Private Export Funding Corp	3.375%	02/15/09	Aaa	$2,776
3,800,000		Private Export Funding Corp	7.200	01/15/10	Aaa	4,030
5,000,000		Private Export Funding Corp	6.070	04/30/11	Aaa	5,221
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	10,017
34,585,000		Private Export Funding Corp	4.974	08/15/13	Aaa	34,675
48,650,000		Private Export Funding Corp	4.550	05/15/15	Aaa	47,346
24,960,000		Private Export Funding Corp	4.950	11/15/15	Aaa	24,732
11,900,000		Private Export Funding Corp	5.000	12/15/16	Aaa	11,882
16,025,000	e	Tennessee Valley Authority	5.880	04/01/36	N/R	17,489
8,338,140	g	US Trade Funding Corp	4.260	11/15/14	N/R	8,178
		TOTAL AGENCY SECURITIES				348,336

FOREIGN GOVERNMENT BONDS - 1.31%
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,417
2,750,000		Eksportfinans A/S	5.000	02/14/12	Aaa	2,767
5,000,000		European Investment Bank	5.125	09/13/16	Aaa	5,052
2,000,000		European Investment Bank	4.875	02/15/36	Aaa	1,883
5,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	4,886
6,082,000		Hydro Quebec	8.400	01/15/22	Aa2	7,828
25,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	25,063
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	Aaa	4,989
3,000,000		Italy Government International Bond	5.250	09/20/16	N/R	3,032
5,000,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	Aaa	4,962
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	5,069
10,000,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	10,053
5,000,000		Province of Ontario	4.750	01/19/16	Aa1	4,896
7,500,000		Province of Quebec Canada	5.125	11/14/16	Aa2	7,500
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	6,332
10,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	11,493
5,000,000		Svensk Exportkredit AB	4.125	10/15/08	Aa1	4,940
4,800,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	4,811
		TOTAL FOREIGN GOVERNMENT BONDS				116,973

MORTGAGE BACKED SECURITIES - 15.06%
1,409,456		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,437
6,000,000		FHLMC	5.000	06/15/29		5,944
2,948,623		FHLMC	6.000	12/15/30		2,963
9,000,000		FHLMC	5.000	06/15/31		8,836
7,000,000		FHLMC	5.500	05/15/33		6,968
5,421,528		FHLMC	4.500	09/15/35		5,239
7,103,058	h,i	FHLMC	5.092	02/01/36		7,101
4,764,468	i	FHLMC	5.001	09/01/36		4,745
10,968,871	i	FHLMC	5.717	02/01/37		11,065
22,000,000	i	FHLMC	5.810	03/01/37		22,239
30,000,000	h	FHLMC	6.000	05/15/37		30,225
194,676		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/11		196
686,038		FGLMC	6.500	12/01/16		703
1,006,078		FGLMC	6.000	12/01/17		1,024
6,269,389		FGLMC	4.500	10/01/18		6,086
7,585,506		FGLMC	4.500	11/01/18		7,364
8,347,329		FGLMC	4.500	11/01/18		8,104
9,271,393		FGLMC	4.500	01/01/19		8,988
3,951,856	d	FGLMC	5.500	01/01/19		3,969
3,726,593		FGLMC	5.000	02/01/19		3,681
634,620		FGLMC	4.500	07/01/20		614
630,777	d	FGLMC	7.000	10/01/20		659

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 21,416,963		FGLMC	4.500%	06/01/21	$20,738
5,789,670		FGLMC	4.500	06/01/21	5,606
13,945,704		FGLMC	5.500	08/01/21	13,975
36,640		FGLMC	7.000	05/01/23	38
285,653	d	FGLMC	8.000	01/01/31	301
6,878,022		FGLMC	5.500	09/01/33	6,822
5,433,874		FGLMC	5.500	09/01/33	5,390
1,702,151		FGLMC	6.500	11/01/33	1,747
15,839,312		FGLMC	5.500	12/01/33	15,711
16,212,231		FGLMC	5.000	01/01/34	15,709
3,003,488		FGLMC	6.500	08/01/34	3,077
2,428,323		FGLMC	5.500	12/01/34	2,407
17,307,119	d	FGLMC	4.500	04/01/35	16,292
1,405,612		FGLMC	6.000	05/01/35	1,418
2,626,716		FGLMC	6.000	05/01/35	2,649
2,002,606		FGLMC	6.000	05/01/35	2,020
3,230,777		FGLMC	6.000	05/01/35	3,259
1,349,874		FGLMC	6.000	05/01/35	1,362
1,385,694		FGLMC	6.000	05/01/35	1,398
3,030,309		FGLMC	5.500	06/01/35	3,002
3,555,025		FGLMC	6.000	08/01/35	3,586
6,695,309		FGLMC	4.500	09/01/35	6,296
2,849,554		FGLMC	4.500	09/01/35	2,680
8,098,954		FGLMC	4.500	09/01/35	7,617
13,744,729		FGLMC	5.000	09/01/35	13,297
3,145,286		FGLMC	5.000	10/01/35	3,043
3,527,735		FGLMC	5.000	11/01/35	3,413
1,044,623		FGLMC	4.500	12/01/35	982
8,886,239		FGLMC	6.000	01/01/36	8,958
2,960,629		FGLMC	7.000	01/01/36	3,066
2,447,838		FGLMC	5.500	03/01/36	2,412
11,259,487		FGLMC	5.500	04/01/36	11,142
941,896		FGLMC	6.500	05/01/36	961
14,275,596		FGLMC	6.000	07/01/36	14,391
3,951,623	h	FGLMC	6.500	10/01/36	4,030
1,891,997		FGLMC	6.500	12/01/36	1,921
17,979,054		FGLMC	5.500	01/01/37	17,791
53,922		Federal National Mortgage Association (FNMA)	7.500	06/01/11	55
4,090		FNMA	8.000	06/01/11	4
43,082		FNMA	8.000	07/01/11	45
6,795		FNMA	7.500	08/01/11	7
11,666		FNMA	7.500	09/01/11	12
32,224		FNMA	7.500	10/01/11	33
1,253		FNMA	7.500	10/01/11	1
6,879		FNMA	7.500	10/01/11	7
280,010		FNMA	7.000	04/01/12	289
24,394		FNMA	6.500	09/01/12	25
194,120		FNMA	5.000	06/01/13	194
2,842,207		FNMA	4.440	07/01/13	2,754
4,901,534		FNMA	4.019	08/01/13	4,660
3,294,616		FNMA	4.518	05/01/14	3,201
4,367,996		FNMA	4.265	06/01/14	4,172
3,163,011		FNMA	4.530	10/01/14	3,068
15,555		FNMA	8.500	11/01/14	17
8,216,955		FNMA	6.000	06/25/16	8,273
538,804		FNMA	6.500	10/01/16	552

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 1,869,884	d	FNMA	6.500%	04/01/17	$1,916
870,139		FNMA	6.500	02/01/18	891
3,288,161		FNMA	5.500	03/01/18	3,303
628,816	d	FNMA	5.500	04/01/18	632
70,528		FNMA	5.500	05/01/18	71
14,448,613		FNMA	5.000	07/01/18	14,287
14,544,910		FNMA	5.500	11/01/18	14,611
6,246,399		FNMA	5.000	12/01/18	6,177
4,913,311		FNMA	5.000	01/01/19	4,858
710,255		FNMA	6.000	01/01/19	724
715,089		FNMA	6.000	02/01/19	729
600,000		FNMA	4.000	02/25/19	546
6,882,830		FNMA	5.000	03/01/19	6,798
880,875		FNMA	4.500	05/01/19	854
23,000,000	h	FNMA	5.000	05/25/22	22,684
54,327		FNMA	8.000	03/01/23	57
1,107,955		FNMA	5.500	02/01/24	1,105
168,381		FNMA	8.000	07/01/24	178
30,591,240	d	FNMA	5.000	10/01/25	29,823
12,896,763		FNMA	6.000	03/01/32	13,093
629,670		FNMA	5.000	02/01/33	610
5,727,686		FNMA	4.500	03/25/33	5,564
1,307,716		FNMA	5.500	06/01/33	1,297
1,871,475		FNMA	5.500	07/01/33	1,856
2,843,355		FNMA	4.500	08/01/33	2,679
1,731,458		FNMA	5.000	08/01/33	1,677
2,942,762		FNMA	6.000	08/01/33	2,978
6,000,000		FNMA	5.500	08/25/33	5,993
1,976,489		FNMA	5.000	10/01/33	1,915
1,909,470		FNMA	5.000	10/01/33	1,850
34,963,143	d	FNMA	5.000	11/01/33	33,869
2,429,973		FNMA	5.000	11/01/33	2,354
2,266,974		FNMA	5.500	11/01/33	2,248
2,571,784		FNMA	5.500	11/01/33	2,551
3,238,752		FNMA	5.500	11/01/33	3,212
3,965,481		FNMA	5.500	11/01/33	3,933
2,726,332		FNMA	5.500	11/01/33	2,704
1,471,610		FNMA	5.500	12/01/33	1,460
732,623		FNMA	5.500	12/01/33	727
525,279		FNMA	5.500	12/01/33	521
1,974,814		FNMA	5.500	01/01/34	1,959
835,215		FNMA	5.000	03/01/34	809
1,823,384		FNMA	5.000	03/01/34	1,766
720,149		FNMA	5.000	03/01/34	698
643,306		FNMA	5.000	03/01/34	623
9,883,618		FNMA	5.000	03/01/34	9,574
5,505,762		FNMA	5.000	04/01/34	5,329
1,486,888		FNMA	4.500	05/01/34	1,399
81,504		FNMA	4.500	05/01/34	77
69,234		FNMA	4.500	05/01/34	65
118,012		FNMA	4.500	06/01/34	111
69,885		FNMA	4.500	06/01/34	66
307,011		FNMA	4.500	06/01/34	289
75,292		FNMA	4.500	06/01/34	71
232,680		FNMA	4.500	07/01/34	219
67,063		FNMA	4.500	07/01/34	63

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 199,479		FNMA	4.500%	07/01/34	$188
1,877,977		FNMA	4.500	08/01/34	1,767
116,395		FNMA	4.500	08/01/34	110
33,012,210		FNMA	5.000	08/01/34	31,952
82,481		FNMA	4.500	09/01/34	78
5,000,000		FNMA	5.500	10/25/34	4,947
15,019,812		FNMA	5.000	11/01/34	14,550
16,231,418		FNMA	5.500	01/01/35	16,089
4,693,837		FNMA	5.500	01/01/35	4,653
27,007,033	d	FNMA	5.500	02/01/35	26,770
33,730,296		FNMA	5.500	02/01/35	33,454
6,082,175		FNMA	5.000	02/25/35	6,020
955,074	d	FNMA	5.500	03/01/35	946
2,823,017		FNMA	5.500	04/01/35	2,796
3,821,176		FNMA	5.500	04/01/35	3,785
2,930,718		FNMA	5.500	04/01/35	2,903
31,731,399	d	FNMA	5.500	04/01/35	31,432
12,909,263		FNMA	5.500	04/01/35	12,787
19,020,196		FNMA	5.500	04/01/35	18,853
1,063,496		FNMA	5.500	05/01/35	1,053
940,128		FNMA	5.500	05/01/35	931
5,801,599		FNMA	5.500	05/01/35	5,747
1,229,865		FNMA	5.500	05/01/35	1,218
6,657,221		FNMA	6.000	05/01/35	6,711
4,706,774		FNMA	5.500	06/01/35	4,662
3,700,493		FNMA	5.500	06/01/35	3,666
3,427,051		FNMA	5.500	06/01/35	3,395
351,360		FNMA	7.500	06/01/35	364
944,472		FNMA	6.000	07/01/35	952
9,014,954		FNMA	5.000	09/01/35	8,719
20,074,223		FNMA	5.500	09/01/35	19,910
12,325,150		FNMA	4.000	10/01/35	11,261
6,487,968		FNMA	5.000	10/01/35	6,275
14,568,937		FNMA	5.500	10/01/35	14,431
9,128,249		FNMA	5.500	11/01/35	9,042
3,947,781	i	FNMA	5.750	02/01/36	4,027
2,447,532		FNMA	6.500	02/01/36	2,498
1,808,352		FNMA	6.500	02/01/36	1,845
22,726,108		FNMA	6.000	03/01/36	22,895
84,606		FNMA	6.000	03/01/36	85
4,559,300		FNMA	5.500	04/01/36	4,516
11,584,912		FNMA	5.000	05/01/36	11,101
1,931,235		FNMA	5.500	05/01/36	1,903
12,586,031	i	FNMA	5.843	06/01/36	12,767
5,576,789	i	FNMA	5.969	07/01/36	5,654
40,169,194	i	FNMA	5.745	09/01/36	40,626
9,847,181		FNMA	6.000	10/01/36	9,920
21,142,914		FNMA	6.500	10/01/36	21,469
5,297,741		FNMA	5.500	12/01/36	5,220
6,399,127		FNMA	6.500	12/01/36	6,498
37,658,209	i	FNMA	5.913	01/01/37	38,175
3,617,785		FNMA	7.000	02/01/37	3,732
2,000,000	h	FNMA	7.000	04/01/37	2,063
68,000,000	h	FNMA	6.000	05/25/37	68,467
45,000,000	h	FNMA	6.500	05/25/37	45,886
5,493		Government National Mortgage Association (GNMA)	8.500	09/15/09	6

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 33,955		GNMA	8.500%	10/15/09	$35
5,906		GNMA	8.500	12/15/09	6
123,644		GNMA	9.000	12/15/09	127
5,681,154		GNMA	6.250	12/15/11	5,724
4,350,498		GNMA	5.220	04/15/15	4,396
176,208		GNMA	9.000	12/15/17	189
423		GNMA	9.000	08/15/20	-	^
108,490		GNMA	8.000	06/15/22	115
53,531		GNMA	6.500	08/15/23	55
14,256		GNMA	6.500	08/15/23	15
36,918		GNMA	6.500	09/15/23	38
10,000,000		GNMA	4.500	11/16/29	9,734
12,000,000		GNMA	4.385	08/16/30	11,825
465,613	d	GNMA	6.500	05/20/31	478
184,484		GNMA	5.000	06/20/33	179
4,722,355		GNMA	5.500	09/15/33	4,703
2,518,764		GNMA	5.500	11/20/33	2,504
179,542		GNMA	5.000	03/20/34	174
3,115,697		GNMA	5.000	06/20/34	3,023
300,504		GNMA	5.000	07/20/34	292
2,229,262		GNMA	5.000	02/20/35	2,162
9,670,630		GNMA	5.000	03/20/35	9,379
2,267,299		GNMA	5.500	03/20/35	2,253
11,900,118		GNMA	5.500	12/20/35	11,823
21,000,000	h	GNMA	5.500	05/15/37	20,875
		TOTAL MORTGAGE BACKED SECURITIES			1,342,353

MUNICIPAL BONDS - 1.08%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,853
4,500,000		Basin Electric Power Coop	6.127	06/01/41	4,733
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,352
3,000,000		City of Chicago IL	5.200	01/01/09	3,016
4,000,000		City of Dallas TX	5.078	02/15/22	3,853
1,500,000		City of Dallas TX	5.195	02/15/35	1,426
995,000		City of Eugene OR	6.320	08/01/22	1,065
5,000,000		City of New York NY	4.500	06/01/15	4,737
8,210,000		City of New York NY	7.550	11/15/20	8,403
1,055,000	j	City of Oakland CA	0.000	12/15/11	833
3,000,000		County of Mercer NJ	5.380	02/01/17	3,009
1,000,000		County of Sacramento CA	6.875	08/15/08	1,025
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,629
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,431
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,218
2,000,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,989
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	971
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,312
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,002
1,000,000		Minnesota State Municipal Power Agency	4.510	10/01/09	992
4,150,000		New York City Housing Development Corp	4.660	11/01/10	4,120
2,180,000		New York State Environmental Facilities Corp	6.000	03/15/09	2,225
5,000,000		New York State Environmental Facilities Corp	4.900	12/15/11	4,982
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,418
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,506
1,100,000		San Dieguito Public Facilities Authority	7.000	08/01/18	1,149
5,570,000		State of Illinois	4.350	06/01/18	5,171
975,000		State of New Jersey	6.450	02/01/18	1,001

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 3,265,000		State of Texas	4.900%	08/01/20	$3,093
6,090,000		State of Washington	5.050	01/01/18	5,985
1,033,000		State of Wisconsin	5.700	05/01/26	1,053
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15	4,587
2,025,000		University Central Fl University Revenues	5.125	10/01/20	1,933
		TOTAL MUNICIPAL BONDS			96,072

U.S. TREASURY SECURITIES - 1.81%
64,986,000	e	United States Treasury Bond	8.000	11/15/21	85,929
7,700,000	e	United States Treasury Bond	5.250	02/15/29	8,047
8,176,000	e	United States Treasury Bond	5.375	02/15/31	8,727
11,385,000	e	United States Treasury Bond	4.500	02/15/36	10,749
3,003,000	e	United States Treasury Bond	4.750	02/15/37	2,959
950,000	e	United States Treasury Note	4.875	10/31/08	952
2,500,000	e	United States Treasury Note	4.625	11/15/09	2,504
15,810,000	e	United States Treasury Note	4.750	01/31/12	15,951
10,000,000	e	United States Treasury Note	4.625	02/29/12	10,039
4,900,000	e	United States Treasury Note	4.625	11/15/16	4,888
6,805,000	e	United States Treasury Note	4.625	02/15/17	6,795
10,000,000	e,j	United States Treasury Strip Principal	0.000	08/15/27	3,666
		TOTAL U.S. TREASURY SECURITIES			161,206

		TOTAL GOVERNMENT BONDS			2,064,940
		(Cost $2,071,394)

		TOTAL BONDS			3,526,519
		(Cost $3,534,900)
SHARES

PREFERRED STOCKS - 0.08%

COMMUNICATIONS - 0.06%
200,000		Telephone & Data Systems, Inc			4,994
		TOTAL COMMUNICATIONS			4,994

DEPOSITORY INSTITUTIONS - 0.02%
84,000		Bank of America Corp			2,205
		TOTAL DEPOSITORY INSTITUTIONS			2,205

		TOTAL PREFERRED STOCKS			7,199
		(Cost $7,167)

COMMON STOCKS - 59.59%

AMUSEMENT AND RECREATION SERVICES - 0.03%
118,165	e*	Activision, Inc			2,238
11,813		International Speedway Corp (Class A)			611
		TOTAL AMUSEMENT AND RECREATION SERVICES			2,849

APPAREL AND ACCESSORY STORES - 0.48%
112,155		American Eagle Outfitters, Inc			3,364
750	*	AnnTaylor Stores Corp			29
35,889	e	Bebe Stores, Inc			624
6,600	e	Buckle, Inc			236
2,700	*	Cache, Inc			48
7,731	e*	Casual Male Retail Group, Inc			91

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
21,300	e	Cato Corp (Class A)	$498
3,600	e*	Charlotte Russe Holding, Inc	104
67,100	e*	Chico's FAS, Inc	1,639
6,700	e	Christopher & Banks Corp	130
7,800	*	Dress Barn, Inc	162
2,586		Finish Line, Inc (Class A)	33
88,808		Foot Locker, Inc	2,091
398,130		Gap, Inc	6,852
6,200	e*	Jo-Ann Stores, Inc	169
145,061	e*	Kohl's Corp	11,113
239,620	e	Limited Brands, Inc	6,244
126,438		Nordstrom, Inc	6,694
46,984		Ross Stores, Inc	1,616
1,800	*	Shoe Carnival, Inc	60
14,007		Stage Stores, Inc	327
34,046	e*	Urban Outfitters, Inc	903
		TOTAL APPAREL AND ACCESSORY STORES	43,027

APPAREL AND OTHER TEXTILE PRODUCTS - 0.05%
13,000	*	Gymboree Corp	521
39,016	*	Hartmarx Corp	289
14,000	e	Kellwood Co	410
48,054		Liz Claiborne, Inc	2,059
5,000		Polo Ralph Lauren Corp	441
8,400		VF Corp	694
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,414

AUTO REPAIR, SERVICES AND PARKING - 0.02%
27,900	e	Bandag, Inc	1,414
3,400	e	Ryder System, Inc	168
8,800	e*	Wright Express Corp	267
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,849

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
900		Advance Auto Parts	35
1,293	e*	America's Car-Mart, Inc	17
21,891	*	Autozone, Inc	2,805
54,400	*	Carmax, Inc	1,335
14,532	*	Copart, Inc	407
2,200	e*	Rush Enterprises, Inc (Class A)	42
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,641

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.75%
15,910	e	Fastenal Co	558
1,130,226		Home Depot, Inc	41,524
770,808		Lowe's Cos, Inc	24,273
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	66,355

BUSINESS SERVICES - 3.66%
95,445	e*	24/7 Real Media, Inc	766
213,900	e*	3Com Corp	836
600	e*	Acacia Research (Acacia Technologies)	9
4,500		Administaff, Inc	158
228,703	*	Adobe Systems, Inc	9,537
15,700	e*	Agile Software Corp	109
82,490	*	Akamai Technologies, Inc	4,118

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
15,325	*	aQuantive, Inc	$428
49,392	e*	Ariba, Inc	464
234,955	e*	Art Technology Group, Inc	545
30,351	e*	Audible, Inc	315
71,407	*	Autodesk, Inc	2,685
446,750		Automatic Data Processing, Inc	21,623
156,506	*	BEA Systems, Inc	1,814
52,912	e*	BearingPoint, Inc	405
44,352	*	BISYS Group, Inc	508
12,256	e*	Blue Coat Systems, Inc	450
9,200	e*	Checkfree Corp	341
29,200	e*	Ciber, Inc	230
793,764	e*	CMGI, Inc	1,683
72,373	e*	CNET Networks, Inc	630
99,628	e*	Cogent Communications Group, Inc	2,354
39,918	e*	Cogent, Inc	537
4,800		Cognex Corp	104
89,838	*	Compuware Corp	853
104,201	*	Convergys Corp	2,648
6,200	e*	CSG Systems International, Inc	155
30,500		Deluxe Corp	1,023
2,603	e*	Digital River, Inc	144
68,453	*	DST Systems, Inc	5,148
21,400	*	Earthlink, Inc	157
509,977	*	eBay, Inc	16,906
8,599	*	eFunds Corp	229
134,601	*	Electronic Arts, Inc	6,779
20,548	e*	Equinix, Inc	1,760
130,377	e*	Evergreen Energy, Inc	857
100,576	*	Expedia, Inc	2,331
11,850	e	Fair Isaac Corp	458
107,614	*	Fiserv, Inc	5,710
14,043	e*	Gartner, Inc	336
12,500	*	Getty Images, Inc	608
81,152	*	Google, Inc (Class A)	37,181
2,800	e*	Hudson Highland Group, Inc	44
2,600	*	iGate Corp	21
123,843		IMS Health, Inc	3,673
12,242	e*	Infocrossing, Inc	182
47,677	e*	Informatica Corp	640
3,920		infoUSA, Inc	38
187,450	e*	Innovative Solutions & Support, Inc	4,746
99,890	e*	Internap Network Services Corp	1,573
4,432	*	Interwoven, Inc	75
109,664	*	Intuit, Inc	3,000
43,824	e*	Ipass, Inc	220
58,761	e*	Iron Mountain, Inc	1,535
25,783		Jack Henry & Associates, Inc	620
3,011	*	Kforce, Inc	41
29,700	*	Kinetic Concepts, Inc	1,504
30,399	e	Lamar Advertising Co (Class A)	1,914
53,370	e*	Lionbridge Technologies	272
12,548		Manpower, Inc	926
15,736	e	Marchex, Inc (Class B)	241
3,926,024		Microsoft Corp	109,418
27,800		MoneyGram International, Inc	772

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
46,510	*	Monster Worldwide, Inc	$2,203
2,000	e*	Netratings, Inc	42
220,909		NIC, Inc	1,184
222,200	*	Novell, Inc	1,604
92,228	e*	Nuance Communications, Inc	1,412
124,709		Omnicom Group, Inc	12,768
6,600	e*	Online Resources Corp	76
81,471	e*	Opsware, Inc	591
4,560	*	Parametric Technology Corp	87
16,200	e	Pegasystems, Inc	150
1,500	e*	Radisys Corp	25
45,939	e*	RealNetworks, Inc	361
64,008		Robert Half International, Inc	2,369
33,306	e*	Salesforce.com, Inc	1,426
140,148	e*	Sapient Corp	961
26,200		ServiceMaster Co	403
59,241	e*	Smith Micro Software, Inc	1,104
24,145	e*	Sohu.com, Inc	518
6,300	*	SonicWALL, Inc	53
291,935	e*	Sonus Networks, Inc	2,356
40,437	*	Spherion Corp	357
26,681	e*	Startek, Inc	261
1,659,579	e*	Sun Microsystems, Inc	9,974
1,300	*	SYKES Enterprises, Inc	24
462,458	*	Symantec Corp	8,001
1,500	e*	SYNNEX Corp	32
36,284	e*	TeleTech Holdings, Inc	1,331
35,400	*	TIBCO Software, Inc	302
700	e*	Tiens Biotech Group USA, Inc	3
94,572	e	Total System Services, Inc	3,012
35,035	*	TradeStation Group, Inc	441
19,460	e*	Travelzoo, Inc	716
141,052	e*	Unisys Corp	1,189
21,267	e	United Online, Inc	298
7,706	e*	United Rentals, Inc	212
13,535	e*	Universal Compression Holdings, Inc	916
32,414	e*	Vasco Data Security International	579
126,642	e*	VeriSign, Inc	3,181
2,100	e*	Volt Information Sciences, Inc	55
8,300	*	WebEx Communications, Inc	472
		TOTAL BUSINESS SERVICES	326,436

CHEMICALS AND ALLIED PRODUCTS - 5.73%
867,816		Abbott Laboratories	48,424
60,343	e*	Abraxis BioScience, Inc	1,612
34,536	e*	Adolor Corp	302
900	e*	Advanced Magnetics, Inc	54
42,562	e*	ADVENTRX Pharmaceuticals, Inc	106
240,826		Air Products & Chemicals, Inc	17,811
8,770	e*	Alexion Pharmaceuticals, Inc	379
6,874	e*	Alkermes, Inc	106
584,241	*	Amgen, Inc	32,647
12,876	e*	Anadys Pharmaceuticals, Inc	51
12,652	e*	Arena Pharmaceuticals, Inc	137
4,001	e*	Array Biopharma, Inc	51
7,705	e*	Atherogenics, Inc	22

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
20,738	e*	Auxilium Pharmaceuticals, Inc	$304
5,206	e*	AVANIR Pharmaceuticals (Class A)	6
125,700		Avery Dennison Corp	8,077
116,919	e*	AVI BioPharma, Inc	313
203,200		Avon Products, Inc	7,571
1,200		Balchem Corp	21
81,034	*	Barr Pharmaceuticals, Inc	3,756
66,184	e*	Bentley Pharmaceuticals, Inc	542
72,660	e*	Bioenvision, Inc	297
45,257	e*	BioMarin Pharmaceuticals, Inc	781
809,572		Bristol-Myers Squibb Co	22,474
55,300		Cabot Corp	2,639
35,000	e*	Calgon Carbon Corp	291
200	e*	Caraco Pharmaceutical Laboratories Ltd	2
19,166	e*	Cell Genesys, Inc	80
11,828	e*	Cephalon, Inc	842
11,600	*	Charles River Laboratories International, Inc	537
4,745	e	Church & Dwight Co, Inc	239
60,944		Clorox Co	3,882
292,100		Colgate-Palmolive Co	19,509
9,036	e*	Combinatorx, Inc	63
10,381	*	Cypress Bioscience, Inc	79
11,107		Dade Behring Holdings, Inc	487
56,374	e*	Dendreon Corp	729
15,999	e*	Digene Corp	679
324,406	e*	Durect Corp	1,350
196,600		Ecolab, Inc	8,454
90,786	e*	Encysive Pharmaceuticals, Inc	246
29,757	e*	Enzon Pharmaceuticals, Inc	243
700	e	Estee Lauder Cos (Class A)	34
224,032	e*	Forest Laboratories, Inc	11,524
258,927	*	Genentech, Inc	21,263
7,600	e*	Genitope Corp	32
145,497	*	Genzyme Corp	8,733
22,156	e*	Geron Corp	155
250,086	*	Gilead Sciences, Inc	19,132
72,822		H.B. Fuller Co	1,986
60,776	e*	Human Genome Sciences, Inc	646
26,780	*	Idexx Laboratories, Inc	2,347
45,085	*	Immucor, Inc	1,327
41,681	e*	Inverness Medical Innovations, Inc	1,825
13,585	e*	Invitrogen Corp	865
162,950	*	King Pharmaceuticals, Inc	3,205
65,938		Lubrizol Corp	3,398
78,264	e	Mannatech, Inc	1,257
47,348	e*	Medarex, Inc	613
59,422	e	Medicis Pharmaceutical Corp (Class A)	1,831
1,300	e*	Medifast, Inc	9
100,322	e*	Medimmune, Inc	3,651
1,353,493		Merck & Co, Inc	59,784
33,600	e*	MGI Pharma, Inc	755
108,616	e*	Millennium Pharmaceuticals, Inc	1,234
34,099	e	Minerals Technologies, Inc	2,120
256,616	e	Mylan Laboratories, Inc	5,425
108,365	e*	Nabi Biopharmaceuticals	575
46,923	e*	Nastech Pharmaceutical Co, Inc	506

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
32,567	*	NBTY, Inc	$1,727
71,281	e*	Neurocrine Biosciences, Inc	891
3,144	e*	New River Pharmaceuticals, Inc	200
58,514	e*	Noven Pharmaceuticals, Inc	1,358
3,412	e*	NPS Pharmaceuticals, Inc	12
5,567	e*	Nuvelo, Inc	21
1,500	e*	OraSure Technologies, Inc	11
34,195	e*	Pacific Ethanol, Inc	582
31,300	e*	Par Pharmaceutical Cos, Inc	786
23,161	*	PDL BioPharma, Inc	503
63,742	e*	Penwest Pharmaceuticals Co	643
126,765	e	Perrigo Co	2,239
44,692	e*	Pharmion Corp	1,175
2,200	*	Pioneer Cos, Inc	61
83,891	e*	Pozen, Inc	1,237
18,500		PPG Industries, Inc	1,301
283,254		Praxair, Inc	17,834
1,517,412		Procter & Gamble Co	95,840
23,666	*	Progenics Pharmaceuticals, Inc	560
30,887	e*	Renovis, Inc	108
181,054		Rohm & Haas Co	9,364
58,800		RPM International, Inc	1,358
58,884	e*	Salix Pharmaceuticals Ltd	742
539,445		Schering-Plough Corp	13,761
55,119	e	Sensient Technologies Corp	1,421
55,729	e*	Sepracor, Inc	2,599
148,152		Sigma-Aldrich Corp	6,151
41,426	e*	SuperGen, Inc	244
16,038	e*	Tanox, Inc	301
11,300	*	United Therapeutics Corp	608
26,481	e*	USANA Health Sciences, Inc	1,241
25,600		Valspar Corp	713
26,431	e*	Vertex Pharmaceuticals, Inc	741
102,872	e*	Watson Pharmaceuticals, Inc	2,719
52,533	e*	Zymogenetics, Inc	817
		TOTAL CHEMICALS AND ALLIED PRODUCTS	510,296

COMMUNICATIONS - 3.44%
6,097	e	Alaska Communications Systems Group, Inc	90
168,840		Alltel Corp	10,468
142,517	*	American Tower Corp (Class A)	5,551
3,256,335		AT&T, Inc	128,397
107,660		Cablevision Systems Corp (Class A)	3,276
8,000	e*	Centennial Communications Corp	66
82,524	e	Citadel Broadcasting Corp	785
17,100		Citizens Communications Co	256
65,800	*	Cox Radio, Inc (Class A)	898
26,700	*	Crown Castle International Corp	858
117,375	e*	Crown Media Holdings, Inc (Class A)	626
51,450		Embarq Corp	2,899
35,429	e	Entercom Communications Corp (Class A)	998
46,600	*	Entravision Communications Corp (Class A)	435
74,465	e*	FiberTower Corp	386
54,400	e	Gray Television, Inc	567
20,240		Hearst-Argyle Television, Inc	550
175,563	e*	IAC/InterActiveCorp	6,621

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
15,298	e*	j2 Global Communications, Inc	$424
180,990	e*	Level 3 Communications, Inc	1,104
290,645	e*	Liberty Global, Inc (Class A)	9,571
125,308	*	Liberty Media Corp - Capital (Series A)	13,858
489,944	*	Liberty Media Holding Corp (Interactive A)	11,671
44,900	e*	Lin TV Corp (Class A)	714
29,120	*	Mediacom Communications Corp (Class A)	237
35,120	*	NII Holdings, Inc	2,605
97,141	e*	Novatel Wireless, Inc	1,558
34,845	*	Radio One, Inc (Class D)	225
37,486	e*	SAVVIS, Inc	1,795
19,760	*	SBA Communications Corp (Class A)	584
31,532	e*	Spanish Broadcasting System, Inc (Class A)	126
1,133,702		Sprint Nextel Corp	21,495
34,601		Telephone & Data Systems, Inc	2,063
4,500	e*	Terremark Worldwide, Inc	36
145,497	e*	TiVo, Inc	924
5,656	e	USA Mobility, Inc	113
1,456,195		Verizon Communications, Inc	55,219
324,347	*	Viacom, Inc (Class B)	13,334
174,568		Windstream Corp	2,564
11,642	e*	Wireless Facilities, Inc	15
197,299	e*	XM Satellite Radio Holdings, Inc (Class A)	2,549
		TOTAL COMMUNICATIONS	306,511

DEPOSITORY INSTITUTIONS - 5.83%
3,664		Associated Banc-Corp	123
3,749		Astoria Financial Corp	100
1,817,053		Bank of America Corp	92,706
29,639		Bank of Hawaii Corp	1,572
443,324		BB&T Corp	18,185
31,640	e	Chittenden Corp	955
38,238		City National Corp	2,814
97,883		Comerica, Inc	5,787
1,448		Commerce Bancorp, Inc	48
2,000	e	Community Bank System, Inc	42
1,200		Compass Bancshares, Inc	83
575,297		Fifth Third Bancorp	22,258
20,000	e	First Horizon National Corp	831
19,208		First Midwest Bancorp, Inc	706
190,871	e	Fremont General Corp	1,323
27,879		Fulton Financial Corp	405
21,300	e	IndyMac Bancorp, Inc	683
1,952		International Bancshares Corp	58
2,000	e	Irwin Financial Corp	37
450		ITLA Capital Corp	23
317,811		Keycorp	11,908
93,997		M&T Bank Corp	10,888
124,479	e	Marshall & Ilsley Corp	5,765
252,683		Mellon Financial Corp	10,901
540,831		National City Corp	20,146
41,200	e	New York Community Bancorp, Inc	725
65,399	e	NewAlliance Bancshares, Inc	1,060
121,422		Northern Trust Corp	7,302
32,238		Old National Bancorp	586
13,629		Pacific Capital Bancorp	438

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
6,092		People's Bank	$270
229,663		PNC Financial Services Group, Inc	16,529
96,372		Popular, Inc	1,596
56,219	e	Provident Financial Services, Inc	981
530,173	e	Regions Financial Corp	18,752
27,364	e	South Financial Group, Inc	676
82,330	e	Sovereign Bancorp, Inc	2,094
187,174		State Street Corp	12,119
275,972	e	SunTrust Banks, Inc	22,917
35,066	e*	SVB Financial Group	1,704
130,894	e	Synovus Financial Corp	4,233
10,100		TD Banknorth, Inc	325
38,732		UnionBanCal Corp	2,456
1,360,612		US Bancorp	47,581
44,798	e	Valley National Bancorp	1,131
30,870		W Holding Co, Inc	154
1,202,121		Wachovia Corp	66,177
15,468		Washington Federal, Inc	363
860,529		Washington Mutual, Inc	34,748
17,924	e	Webster Financial Corp	861
1,861,674		Wells Fargo & Co	64,097
19,506		Zions Bancorporation	1,649
		TOTAL DEPOSITORY INSTITUTIONS	519,871

EATING AND DRINKING PLACES - 0.80%
16,530	e*	AFC Enterprises	331
10,800		Applebees International, Inc	268
14,843	e	Bob Evans Farms, Inc	548
18,886	e*	Cosi, Inc	105
144,800	e	Darden Restaurants, Inc	5,964
998,301		McDonald's Corp	44,973
12,376	e*	O'Charleys, Inc	239
46,258	*	Sonic Corp	1,031
418,208	*	Starbucks Corp	13,115
7,900	e*	Steak N Shake Co	133
76,043		Tim Hortons, Inc	2,313
1,900		Triarc Cos (Class B)	33
56,151		Wendy's International, Inc	1,758
		TOTAL EATING AND DRINKING PLACES	70,811

EDUCATIONAL SERVICES - 0.00% **
700	e*	Corinthian Colleges, Inc	10
1,700		DeVry, Inc	50
1,900	*	Laureate Education, Inc	112
		TOTAL EDUCATIONAL SERVICES	172

ELECTRIC, GAS, AND SANITARY SERVICES - 3.36%
598,454	*	AES Corp	12,879
138,985		AGL Resources, Inc	5,937
133,048	e	Allete, Inc	6,203
13,300		Alliant Energy Corp	596
30,254		Aqua America, Inc	679
145,521		Atmos Energy Corp	4,552
251,340		Avista Corp	6,090
5,300	e	California Water Service Group	203
27,000	e	Cascade Natural Gas Corp	711

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
354,481	e	Cleco Corp	$9,156
187,000		Consolidated Edison, Inc	9,548
59,400	e	Crosstex Energy, Inc	1,708
85,318	e	Duquesne Light Holdings, Inc	1,688
552,182		El Paso Corp	7,990
319,132	e	Empire District Electric Co	7,915
44,400		Energen Corp	2,260
117,638		Energy East Corp	2,866
750	e	EnergySouth, Inc	31
406,928	e	Hawaiian Electric Industries, Inc	10,576
293,771		Idacorp, Inc	9,941
43,539		Integrys Energy Group, Inc	2,417
287,257		KeySpan Corp	11,821
261,332		Kinder Morgan, Inc	27,819
42,539		Laclede Group, Inc	1,322
40,964		Metal Management, Inc	1,893
91,293	e	MGE Energy, Inc	3,237
228,197	e	National Fuel Gas Co	9,872
33,059	e	New Jersey Resources Corp	1,655
129,162	e	Nicor, Inc	6,254
599,084		NiSource, Inc	14,642
13,100		Northeast Utilities	429
42,079	e	Northwest Natural Gas Co	1,922
58,439		NSTAR	2,052
462,148	e	OGE Energy Corp	17,931
10,100		Oneok, Inc	455
60,815	e	Otter Tail Corp	2,082
662,080		Pepco Holdings, Inc	19,214
84,202		Piedmont Natural Gas Co, Inc	2,221
705,565		Puget Energy, Inc	18,119
121,472	e	Questar Corp	10,837
34,491		Resource America, Inc (Class A)	815
245,817	*	Sierra Pacific Resources	4,272
44,400	e	SJW Corp	1,797
57,959	e	South Jersey Industries, Inc	2,205
37,719	e	Southwest Gas Corp	1,466
3,300	e	Southwest Water Co	48
5,500		Synagro Technologies, Inc	31
57,800		UGI Corp	1,544
21,266		UIL Holdings Corp	738
225,754		Unisource Energy Corp	8,477
45,399	e	Vectren Corp	1,298
103,197	e	WGL Holdings, Inc	3,300
561,235		Williams Cos, Inc	15,973
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	299,687

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.02%
8,400	e*	Adaptec, Inc	32
3,023	*	Advanced Energy Industries, Inc	64
245,970	e*	Advanced Micro Devices, Inc	3,212
94,743	*	Agere Systems, Inc	2,143
5,255	e*	American Superconductor Corp	71
249,533		Ametek, Inc	8,619
92,300	e*	Anadigics, Inc	1,091
335,694	*	Apple Computer, Inc	31,189
65,892	*	Arris Group, Inc	928

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
38,995	e*	Atheros Communications, Inc	$933
27,800		Baldor Electric Co	1,049
116,255	e*	Bookham, Inc	264
211,284	*	Brocade Communications Systems, Inc	2,011
53,989	e*	CalAmp Corp	466
303,019	e*	Capstone Turbine Corp	321
46,995	e*	C-COR, Inc	651
2,678,727	*	Cisco Systems, Inc	68,388
747,896	e*	Conexant Systems, Inc	1,234
7,400	e	CTS Corp	102
57,473	e*	Ditech Networks, Inc	467
9,500	*	Dolby Laboratories, Inc (Class A)	328
5,400	*	DSP Group, Inc	103
3,505	e*	DTS, Inc	85
90,112	e*	Emcore Corp	450
880,600		Emerson Electric Co	37,945
10,485	e*	Energizer Holdings, Inc	895
58,646	e*	Evergreen Solar, Inc	572
361,324	e*	Finisar Corp	1,265
5,800	e*	GrafTech International Ltd	53
16,700	*	Greatbatch, Inc	426
24,800		Harman International Industries, Inc	2,383
148,527	*	Harmonic, Inc	1,458
3,096,075		Intel Corp	59,228
29,012	e*	Interdigital Communications Corp	919
2,800		Inter-Tel, Inc	66
74,873	e*	InterVoice, Inc	497
5,722	e*	IXYS Corp	58
3,100		Lincoln Electric Holdings, Inc	185
2,068	e*	Littelfuse, Inc	84
229,966	e*	LSI Logic Corp	2,401
25,583	*	Mattson Technology, Inc	233
30,404	e*	Medis Technologies Ltd	514
354,613	*	Micron Technology, Inc	4,284
67,684	e*	Microtune, Inc	279
4,051	e*	Mobility Electronics, Inc	12
91,193		Molex, Inc	2,572
1,305,468		Motorola, Inc	23,068
291,290	e*	MRV Communications, Inc	1,034
157,400		National Semiconductor Corp	3,800
25,190	e*	Novellus Systems, Inc	806
49,397	e*	Omnivision Technologies, Inc	640
163,771	e*	ON Semiconductor Corp	1,461
129,014	e*	Optical Communication Products, Inc	173
7,800	e	Park Electrochemical Corp	211
300	e*	Parkervision, Inc	4
38,473	e	Plantronics, Inc	909
6,800	e*	Plexus Corp	117
500	e*	PLX Technology, Inc	5
5,600	e*	Polycom, Inc	187
15,700	e*	Power-One, Inc	90
107,344	e*	Powerwave Technologies, Inc	611
2,906	*	QLogic Corp	49
834,191		Qualcomm, Inc	35,586
159,049	e*	Quantum Fuel Systems Technologies Worldwide, Inc	194
53,247		RadioShack Corp	1,439

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
122,783	e*	RF Micro Devices, Inc	$765
2,100	e*	Rogers Corp	93
116,028	e*	Silicon Storage Technology, Inc	572
19,900	e*	Sirenza Microdevices, Inc	171
1,169,119	e*	Sirius Satellite Radio, Inc	3,741
84,452	*	Sycamore Networks, Inc	316
44,039	e*	Symmetricom, Inc	365
11,100		Technitrol, Inc	291
15,703	e*	Tekelec	234
56,053		Teleflex, Inc	3,816
265,220	*	Tellabs, Inc	2,626
748,964		Texas Instruments, Inc	22,544
63,300	*	Thomas & Betts Corp	3,090
588,173	e*	Transmeta Corp	335
330,787	e*	Transwitch Corp	526
55,601	*	Trident Microsystems, Inc	1,115
130,205	e*	Triquint Semiconductor, Inc	651
7,500	e*	TTM Technologies, Inc	72
2,600		Vicor Corp	26
13,207	e	Whirlpool Corp	1,121
127,200		Xilinx, Inc	3,273
338,414	e*	Zhone Technologies, Inc	420
11,700	e*	Zoltek Cos, Inc	409
22,389	*	Zoran Corp	381
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	357,867

ENGINEERING AND MANAGEMENT SERVICES - 0.37%
16,862	e*	Amylin Pharmaceuticals, Inc	630
24,675	*	Applera Corp (Celera Genomics Group)	350
86,121	e*	Ariad Pharmaceuticals, Inc	387
129,117	*	Celgene Corp	6,773
9,318	e*	CV Therapeutics, Inc	73
20,235		Diamond Management & Technology Consultants, Inc	236
82,578	*	Hewitt Associates, Inc (Class A)	2,414
92,116	e*	Incyte Corp	607
40,810	e*	Isis Pharmaceuticals, Inc	378
2,700	e	Landauer, Inc	136
28,041	*	Lexicon Genetics, Inc	102
16,090	e*	Lifecell Corp	402
257,910	e*	Monogram Biosciences, Inc	500
145,828		Moody's Corp	9,050
214,126		Paychex, Inc	8,109
18,500		Quest Diagnostics, Inc	923
21,643	e*	Regeneron Pharmaceuticals, Inc	468
173,796	e*	Rentech, Inc	546
19,500	e*	Sangamo Biosciences, Inc	133
55,312	e*	Savient Pharmaceuticals, Inc	665
26,200	e*	Telik, Inc	142
15,200	e*	Trimeris, Inc	105
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	33,129

FABRICATED METAL PRODUCTS - 0.45%
900		Ameron International Corp	59
16,100		Aptargroup, Inc	1,078
125,760	e	Commercial Metals Co	3,943
60,548	e*	Dynamic Materials Corp	1,981

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
22,906	e	Gulf Island Fabrication, Inc	$612
555,200		Illinois Tool Works, Inc	28,648
25,700		Pentair, Inc	801
28,103	e	Silgan Holdings, Inc	1,436
22,346		Snap-On, Inc	1,075
8,500		Valmont Industries, Inc	492
		TOTAL FABRICATED METAL PRODUCTS	40,125

FOOD AND KINDRED PRODUCTS - 1.76%
239,625		Campbell Soup Co	9,333
185,000		Coca-Cola Enterprises, Inc	3,746
276,409		General Mills, Inc	16,093
279,050	e	H.J. Heinz Co	13,149
137,800		Hershey Co	7,532
44,718		J.M. Smucker Co	2,384
359,753		Kellogg Co	18,502
11,403		Lancaster Colony Corp	504
21,000		McCormick & Co, Inc	809
50,600		Pepsi Bottling Group, Inc	1,614
62,299		PepsiAmericas, Inc	1,391
1,080,004		PepsiCo, Inc	68,645
55,500		Sara Lee Corp	939
25,997	e	Tootsie Roll Industries, Inc	779
2,759		Topps Co, Inc	27
228,099		Wrigley (Wm.) Jr Co	11,617
		TOTAL FOOD AND KINDRED PRODUCTS	157,064

FOOD STORES - 0.18%
436,276		Kroger Co	12,325
17,760	e*	Pathmark Stores, Inc	227
68,780		Supervalu, Inc	2,687
26,600		Whole Foods Market, Inc	1,193
		TOTAL FOOD STORES	16,432

FORESTRY - 0.09%
112,099		Weyerhaeuser Co	8,378
		TOTAL FORESTRY	8,378

FURNITURE AND FIXTURES - 0.42%
28,929	e	Herman Miller, Inc	969
79,200		Hillenbrand Industries, Inc	4,702
36,219	e	HNI Corp	1,664
211,078	e	Johnson Controls, Inc	19,972
62,244	e	Leggett & Platt, Inc	1,411
312,073		Masco Corp	8,551
400	e	Stanley Furniture Co, Inc	8
500	e	Tempur-Pedic International, Inc	13
		TOTAL FURNITURE AND FIXTURES	37,290

FURNITURE AND HOMEFURNISHINGS STORES - 0.06%
107,795	*	Bed Bath & Beyond, Inc	4,330
61,694		Circuit City Stores, Inc	1,143
4,200	e*	Cost Plus, Inc	42
4,400	e	Haverty Furniture Cos, Inc	62
200	e*	Mohawk Industries, Inc	16
4,200	e*	Restoration Hardware, Inc	28

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
800	e	Williams-Sonoma, Inc	$28
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	5,649

GENERAL BUILDING CONTRACTORS - 0.23%
301	e*	Avatar Holdings, Inc	22
9,654	e	Beazer Homes USA, Inc	280
6,924	e	Brookfield Homes Corp	222
46,700		Centex Corp	1,951
194,299		DR Horton, Inc	4,275
15,402	e*	Hovnanian Enterprises, Inc (Class A)	387
1,120	e	Lennar Corp (B Shares)	44
56,000		Lennar Corp (Class A)	2,364
3,300	e	Levitt Corp (Class A)	31
292	e	M/I Homes, Inc	8
29,214	e	MDC Holdings, Inc	1,404
219,436	e	Pulte Homes, Inc	5,806
29,562	e	Ryland Group, Inc	1,247
46,600	e	Standard-Pacific Corp	973
44,400	e	Technical Olympic USA, Inc	177
42,000	e*	Toll Brothers, Inc	1,150
9,900	e*	WCI Communities, Inc	211
		TOTAL GENERAL BUILDING CONTRACTORS	20,552

GENERAL MERCHANDISE STORES - 0.82%
19,200	*	BJ's Wholesale Club, Inc	649
1,687	e	Bon-Ton Stores, Inc	95
7,200	*	Cabela's, Inc	179
312,078		Costco Wholesale Corp	16,802
93,865		Dollar General Corp	1,985
84,497		Family Dollar Stores, Inc	2,503
141,195		JC Penney Co, Inc	11,601
12,800	e*	Retail Ventures, Inc	269
3,300	e	Stein Mart, Inc	54
539,125		Target Corp	31,949
270,921		TJX Cos, Inc	7,304
		TOTAL GENERAL MERCHANDISE STORES	73,390

HEALTH SERVICES - 0.87%
4,293	e*	Bio-Reference Labs, Inc	109
118,297	e*	Community Health Systems, Inc	4,170
1,600	*	Corvel Corp	48
39,300	e*	DaVita, Inc	2,095
59,018	*	Edwards Lifesciences Corp	2,992
44,688	*	Express Scripts, Inc	3,607
365,698		Health Management Associates, Inc (Class A)	3,975
52,600	*	Laboratory Corp of America Holdings	3,820
15,820	*	LifePoint Hospitals, Inc	605
106,197	*	Lincare Holdings, Inc	3,892
1,200	e*	Matria Healthcare, Inc	32
1,111	*	Medcath Corp	30
63,705	e*	Nektar Therapeutics	832
45,705		Omnicare, Inc	1,818
8,388	e	Option Care, Inc	112
11,000		Pharmaceutical Product Development, Inc	371
2,400	*	RehabCare Group, Inc	38
152,356	e*	Triad Hospitals, Inc	7,961

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
106,095	e	Universal Health Services, Inc (Class B)	$6,075
2,200	e*	VistaCare, Inc (Class A)	19
433,608	*	WellPoint, Inc	35,166
		TOTAL HEALTH SERVICES	77,767

HOLDING AND OTHER INVESTMENT OFFICES - 1.66%
4,876	e	Acadia Realty Trust	127
251,068	e	Allied Capital Corp	7,233
7,100	e	AMB Property Corp	417
37,900	e	American Financial Realty Trust	382
47,700		Annaly Mortgage Management, Inc	738
54,800		Anworth Mortgage Asset Corp	535
178,815		Archstone-Smith Trust	9,706
5,998		Ashford Hospitality Trust, Inc	72
36,567		AvalonBay Communities, Inc	4,754
68,455		Boston Properties, Inc	8,037
600		Brandywine Realty Trust	20
6,300		Capital Lease Funding, Inc	67
1,200	e	Capital Trust, Inc (Class A)	55
12,714		Cedar Shopping Centers, Inc	206
2,460	e	Cherokee, Inc	106
69,158	e	Crescent Real Estate Equities Co	1,387
1,200		Developers Diversified Realty Corp	75
84,141		Duke Realty Corp	3,658
10,051	e	Equity Inns, Inc	165
286,388		Equity Residential	13,812
18,247		FelCor Lodging Trust, Inc	474
34,144	e	First Industrial Realty Trust, Inc	1,547
88,351		General Growth Properties, Inc	5,705
2,700	e	Gladstone Capital Corp	64
35,711	e*	Harris & Harris Group, Inc	461
44,500		Health Care Property Investors, Inc	1,603
51,872		Health Care REIT, Inc	2,277
40,080	e	Healthcare Realty Trust, Inc	1,495
5,594		Highland Hospitality Corp	100
15,546	e	Highwoods Properties, Inc	614
15,500	e	HomeBanc Corp	54
37,685		Hospitality Properties Trust	1,764
191,100		Host Marriott Corp	5,028
23,518	e	HRPT Properties Trust	289
816		Investors Real Estate Trust	9
73,200		iStar Financial, Inc	3,428
121,131		Kimco Realty Corp	5,904
40,427	e	Lexington Corporate Properties Trust	854
9,265	e	LTC Properties, Inc	240
77,700		Luminent Mortgage Capital, Inc	695
1,000		Macerich Co	92
35,745		Mack-Cali Realty Corp	1,703
47,300		MFA Mortgage Investments, Inc	364
2,680		Mid-America Apartment Communities, Inc	151
5,061	e	National Health Investors, Inc	159
65,227		Nationwide Health Properties, Inc	2,039
38,004		New Plan Excel Realty Trust	1,255
11,150		Omega Healthcare Investors, Inc	191
34,179	e	Pennsylvania Real Estate Investment Trust	1,515
5,500	e	Post Properties, Inc	252

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
14,679	e	Potlatch Corp	$672
133,824		Prologis	8,689
95,119		Public Storage, Inc	9,005
2,700		RAIT Investment Trust	75
35,726		Realty Income Corp	1,008
700		Regency Centers Corp	59
5,366	e	Senior Housing Properties Trust	128
156,895		Simon Property Group, Inc	17,455
7,800	e	Sun Communities, Inc	242
1,900	e	UDR, Inc	58
2,100	e	Universal Health Realty Income Trust	75
6,860		Urstadt Biddle Properties, Inc (Class A)	134
70,587		Virgin Media, Inc	1,782
101,503		Vornado Realty Trust	12,113
94,825	e	Weingarten Realty Investors	4,510
15,216	e*	Winston Hotels, Inc	229
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	148,112

HOTELS AND OTHER LODGING PLACES - 0.11%
7,561	e*	Bluegreen Corp	85
109,560		Choice Hotels International, Inc	3,882
65,089	e*	Gaylord Entertainment Co	3,441
53,159	e*	Great Wolf Resorts, Inc	703
21,900	e*	Lodgian, Inc	293
43,668		Marcus Corp	1,016
		TOTAL HOTELS AND OTHER LODGING PLACES	9,420

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.49%
569,144		3M Co	43,500
79,500	e*	AGCO Corp	2,939
2,600	e	Albany International Corp (Class A)	93
6,900	e*	Allis-Chalmers Energy, Inc	109
86,200	e	American Standard Cos, Inc	4,570
727,736		Applied Materials, Inc	13,332
13,569	*	Astec Industries, Inc	546
68,987	*	Asyst Technologies, Inc	485
81,730	e*	Axcelis Technologies, Inc	624
30,625	e	Black & Decker Corp	2,500
4,000	e	Briggs & Stratton Corp	123
15,494	*	Brooks Automation, Inc	266
6,579		CDW Corp	404
1,600	*	Columbus McKinnon Corp	36
37,800	e	Cummins, Inc	5,470
192,830	e	Deere & Co	20,949
1,119,443	*	Dell, Inc	25,982
1,000		Donaldson Co, Inc	36
27,800	e*	Dril-Quip, Inc	1,203
1,014,940	*	EMC Corp	14,057
9,460	*	Emulex Corp	173
76,599	e*	ENGlobal Corp	425
5,149	e*	Entegris, Inc	55
9,383	e*	Flanders Corp	68
7,700		Flowserve Corp	440
14,156	*	FMC Technologies, Inc	988
14,404	e*	Gehl Co	366
112,375		Graco, Inc	4,401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
148,463	*	Grant Prideco, Inc	$7,399
1,300,123		Hewlett-Packard Co	52,187
2,986	e*	Intermec, Inc	67
792,357		International Business Machines Corp	74,688
27,864	e*	Intevac, Inc	735
2,300	*	Kulicke & Soffa Industries, Inc	21
56,682	*	Lam Research Corp	2,683
39,462	*	Lexmark International, Inc (Class A)	2,307
4,800	e	Lindsay Manufacturing Co	153
6,754	e	Lufkin Industries, Inc	380
37,844		Manitowoc Co, Inc	2,404
42,800	e	Modine Manufacturing Co	980
9,838		NN, Inc	123
28,000		Nordson Corp	1,301
7,286	e*	Oil States International, Inc	234
11,400		Pall Corp	433
5,200	*	Paxar Corp	149
16,536	e*	Rackable Systems, Inc	281
1,900		Robbins & Myers, Inc	71
45,177	e*	Semitool, Inc	587
43,161	e*	Sigma Designs, Inc	1,133
150,786	e	Smith International, Inc	7,245
580,186	e*	Solectron Corp	1,828
22,138		SPX Corp	1,554
81,524		Stanley Works	4,513
23,174		Tennant Co	730
4,026	e*	TurboChef Technologies, Inc	61
10,500	e*	Ultratech, Inc	143
172,571	e*	VA Software Corp	696
39,294	*	Varian Medical Systems, Inc	1,874
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	311,100

INSTRUMENTS AND RELATED PRODUCTS - 3.06%
22,218	e*	Advanced Medical Optics, Inc	827
17,804	e*	Affymetrix, Inc	535
3,704	e	Analogic Corp	233
5,200		Arrow International, Inc	167
44,094	e	Bard (C.R.), Inc	3,506
24,855		Bausch & Lomb, Inc	1,272
438,937		Baxter International, Inc	23,119
71,652		Beckman Coulter, Inc	4,578
209,372		Becton Dickinson & Co	16,099
154,105		Biomet, Inc	6,548
591,388	*	Boston Scientific Corp	8,599
3,700	*	Bruker BioSciences Corp	39
3,100	*	Candela Corp	35
10,897	e*	Cepheid, Inc	129
5,170	*	Coherent, Inc	164
500	e	Cooper Cos, Inc	24
220,973	e*	Credence Systems Corp	731
1,600	e	Datascope Corp	58
123,177		Dentsply International, Inc	4,034
27,294	e*	Depomed, Inc	97
3,500	*	DJ Orthopedics, Inc	133
1,100	*	Excel Technology, Inc	30
6,800	*	Hologic, Inc	392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,700	*	ICU Medical, Inc	$67
14,163	e*	Illumina, Inc	415
56,208	e*	Input/Output, Inc	775
8,990	e*	Intuitive Surgical, Inc	1,093
8,900	e	Invacare Corp	155
1,300	e*	Itron, Inc	85
1,625,395		Johnson & Johnson	97,946
61,425		Kla-Tencor Corp	3,275
27,528	e*	L-1 Identity Solutions, Inc	454
117,947	e*	LTX Corp	722
681,028		Medtronic, Inc	33,411
1,166	e*	Merit Medical Systems, Inc	15
6,400	*	Mettler-Toledo International, Inc	573
11,632	e*	Millipore Corp	843
5,300	e*	MKS Instruments, Inc	135
5,900	e	Movado Group, Inc	174
3,688	e*	Palomar Medical Technologies, Inc	147
2,200	*	Photon Dynamics, Inc	28
196,101		Pitney Bowes, Inc	8,901
5,600	e*	RAE Systems, Inc	16
6,200	e*	Respironics, Inc	260
4,323	e*	Rudolph Technologies, Inc	75
173,852	*	St. Jude Medical, Inc	6,539
77,297	e	STERIS Corp	2,053
191,130	e	Stryker Corp	12,676
11,200	*	Techne Corp	640
32,506		Tektronix, Inc	915
196,368	*	Thermo Electron Corp	9,180
1,600	e*	Thoratec Corp	34
1,600		Vital Signs, Inc	83
45,643	*	Waters Corp	2,647
404,173	*	Xerox Corp	6,827
2,400	e*	X-Rite, Inc	31
110,420	*	Zimmer Holdings, Inc	9,431
10,140	*	Zoll Medical Corp	270
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	272,240

INSURANCE AGENTS, BROKERS AND SERVICE - 0.27%
46,400		Brown & Brown, Inc	1,255
4,400	e	Crawford & Co (Class B)	25
232,945		Hartford Financial Services Group, Inc	22,265
4,200	*	USI Holdings Corp	71
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	23,616

INSURANCE CARRIERS - 2.58%
371,100		Aetna, Inc	16,251
2,700	e	Affirmative Insurance Holdings, Inc	47
439,870		Aflac, Inc	20,700
920	*	Alleghany Corp	344
91,600	e	Ambac Financial Group, Inc	7,913
24,600	e	American Financial Group, Inc	837
5,925	*	American Physicians Capital, Inc	238
7,900	*	AMERIGROUP Corp	240
9,300		Assurant, Inc	499
391,214		Chubb Corp	20,214
214,735		Cincinnati Financial Corp	9,105

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
55,518	e	Commerce Group, Inc	$1,668
1,400	e	Donegal Group, Inc (Class A)	24
37,568	e	Erie Indemnity Co (Class A)	1,983
1,251	e*	Fpic Insurance Group, Inc	56
1,200		Harleysville Group, Inc	39
13,900		HCC Insurance Holdings, Inc	428
2,616	e*	HealthExtras, Inc	75
4,400		Horace Mann Educators Corp	90
3,506		Infinity Property & Casualty Corp	164
268,127		Lincoln National Corp	18,176
6,640	*	Markel Corp	3,219
113,799		MBIA, Inc	7,453
63,638	e	Mercury General Corp	3,375
69,700	e	MGIC Investment Corp	4,107
1,500	*	Molina Healthcare, Inc	46
41,679		Nationwide Financial Services, Inc (Class A)	2,245
23,340	e	Odyssey Re Holdings Corp	918
5,300	e	Ohio Casualty Corp	159
22,800		Phoenix Cos, Inc	317
13,997	e*	PMA Capital Corp (Class A)	130
40,300		PMI Group, Inc	1,822
1,400		Presidential Life Corp	28
204,025		Principal Financial Group	12,215
583,880		Progressive Corp	12,740
405,806	e	Prudential Financial, Inc	36,628
26,100		Radian Group, Inc	1,432
162,685	e	Safeco Corp	10,807
534,877		Travelers Cos, Inc/The	27,691
30,639		Unitrin, Inc	1,442
69,651		W.R. Berkley Corp	2,307
15,862	e*	WellCare Health Plans, Inc	1,352
100		Wesco Financial Corp	46
		TOTAL INSURANCE CARRIERS	229,570

LEATHER AND LEATHER PRODUCTS - 0.12%
199,600	*	Coach, Inc	9,990
4,700	e*	Iconix Brand Group, Inc	96
400	*	Timberland Co (Class A)	10
14,200	e	Weyco Group, Inc	369
		TOTAL LEATHER AND LEATHER PRODUCTS	10,465

LEGAL SERVICES - 0.00% **
3,600	e*	FTI Consulting, Inc	121
		TOTAL LEGAL SERVICES	121

LUMBER AND WOOD PRODUCTS - 0.01%
87,047	e*	Champion Enterprises, Inc	766
4,415	e	Skyline Corp	149
		TOTAL LUMBER AND WOOD PRODUCTS	915

METAL MINING - 0.06%
166,975	e	Royal Gold, Inc	5,026
		TOTAL METAL MINING	5,026

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.17%
19,178	e	Callaway Golf Co	302

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
12,100	e	Daktronics, Inc	$332
39,060	e*	K2, Inc	472
9,675	e	Marine Products Corp	93
439,224		Mattel, Inc	12,109
28,761	e*	RC2 Corp	1,162
59,200	e*	Russ Berrie & Co, Inc	835
2,500		Steinway Musical Instruments, Inc	81
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	15,386

MISCELLANEOUS RETAIL - 0.81%
152,855	*	Amazon.com, Inc	6,082
4,500		Barnes & Noble, Inc	178
146,350		Best Buy Co, Inc	7,130
441,742		CVS Corp	15,081
15,723	e*	Dollar Tree Stores, Inc	601
62,013	e*	GSI Commerce, Inc	1,401
77,755	*	Office Depot, Inc	2,732
16,503	e*	Overstock.com, Inc	274
308,113	e	Staples, Inc	7,962
6,800	e	Systemax, Inc	127
30,376	e	Tiffany & Co	1,382
513,971		Walgreen Co	23,586
118,464	e	World Fuel Services Corp	5,480
		TOTAL MISCELLANEOUS RETAIL	72,016

MOTION PICTURES - 1.23%
3,931	e*	Avid Technology, Inc	137
197,077	e*	Discovery Holding Co (Class A)	3,770
87,197	*	DreamWorks Animation SKG, Inc (Class A)	2,667
26,141	e	Regal Entertainment Group (Class A)	519
16,388	e*	Time Warner Telecom, Inc (Class A)	341
2,762,899		Time Warner, Inc	54,484
1,388,473		Walt Disney Co	47,805
		TOTAL MOTION PICTURES	109,723

NONDEPOSITORY INSTITUTIONS - 1.75%
40,114	e*	Accredited Home Lenders Holding Co	372
41,383		Advanta Corp (Class A)	1,659
166,075	e	American Capital Strategies Ltd	7,359
783,871		American Express Co	44,210
57,200	e*	AmeriCredit Corp	1,307
24,191	e	Ares Capital Corp	439
186,799		Capital One Financial Corp	14,096
78,600	e	CapitalSource, Inc	1,975
20,400	e*	CharterMac	395
189,083	e	CIT Group, Inc	10,006
25,173	e*	CompuCredit Corp	786
344,020		Countrywide Financial Corp	11,573
1,200	e*	Credit Acceptance Corp	33
203,300	e*	Doral Financial Corp	333
18,375	e	Federal Agricultural Mortgage Corp (Class C)	500
59,450	e	First Marblehead Corp	2,669
672,067		Freddie Mac	39,981
32,700	e*	INVESTools, Inc	454
125,847	e	MCG Capital Corp	2,361
2,891	e	Medallion Financial Corp	33

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
15,400	e	Nelnet, Inc (Class A)	$369
351,951		SLM Corp	14,395
12,483	e*	World Acceptance Corp	499
		TOTAL NONDEPOSITORY INSTITUTIONS	155,804

NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
99,868	e	AMCOL International Corp	2,961
12,900	e	Compass Minerals International, Inc	431
15,300		Florida Rock Industries, Inc	1,029
96,263		Vulcan Materials Co	11,213
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	15,634

OIL AND GAS EXTRACTION - 1.58%
29,178	e*	Atlas America, Inc	1,648
7,984	e*	ATP Oil & Gas Corp	300
8,170	*	Atwood Oceanics, Inc	479
18,900	*	Aurora Oil & Gas Corp	49
82,130		Baker Hughes, Inc	5,431
40,138	e	Berry Petroleum Co (Class A)	1,231
9,766	e*	Bronco Drilling Co, Inc	162
43,584	e*	Callon Petroleum Co	591
27,122	*	Cameron International Corp	1,703
72,968	e*	Cheniere Energy, Inc	2,273
261,097		Chesapeake Energy Corp	8,063
88,652	e	Cimarex Energy Co	3,282
28,057	e*	Delta Petroleum Corp	644
175,338	*	Denbury Resources, Inc	5,223
20,711	*	Edge Petroleum Corp	259
30,001	e*	Encore Acquisition Co	726
68,159	e*	Energy Partners Ltd	1,237
177,736		ENSCO International, Inc	9,669
322,216	e	Equitable Resources, Inc	15,569
5,800	e*	Exploration Co of Delaware, Inc	63
55,136	e*	Forest Oil Corp	1,840
206,402	e*	Gasco Energy, Inc	504
19,800	e*	GeoGlobal Resources, Inc	121
16,582	*	Global Industries Ltd	303
6,500	e*	GMX Resources, Inc	200
34,000	e*	Goodrich Petroleum Corp	1,143
45,337	e*	Grey Wolf, Inc	304
33,475	*	Helix Energy Solutions Group, Inc	1,248
187,470	e	Helmerich & Payne, Inc	5,688
21,290	e*	Houston Exploration Co	1,149
245,984	e*	Meridian Resource Corp	593
27,700	e*	Metretek Technologies, Inc	370
96,165	*	National Oilwell Varco, Inc	7,481
17,662	*	Oceaneering International, Inc	744
138,488	e*	PetroHawk Energy Corp	1,824
16,580	e*	Petroleum Development Corp	888
16,300	e*	Petroquest Energy, Inc	191
128,017	e	Pioneer Natural Resources Co	5,519
61,817	*	Plains Exploration & Production Co	2,790
80,100	e	Pogo Producing Co	3,853
122,390	*	Pride International, Inc	3,684
8,300	*	Quest Resource Corp	76
64,013	e*	Quicksilver Resources, Inc	2,546

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
102,753	e	Range Resources Corp	$3,432
77,900		Rowan Cos, Inc	2,529
14,220	e	RPC, Inc	237
75,146	*	Southwestern Energy Co	3,079
20,700	e	St. Mary Land & Exploration Co	759
16,278	e*	Stone Energy Corp	483
45,433	e*	Swift Energy Co	1,898
12,087	e*	Syntroleum Corp	38
94,026	e	Tidewater, Inc	5,508
30,394	e*	Toreador Resources Corp	552
17,825	*	Unit Corp	902
19,400	e	W&T Offshore, Inc	561
3,800	e*	Warren Resources, Inc	49
8,105	e*	W-H Energy Services, Inc	379
14,605	e*	Whiting Petroleum Corp	576
334,886	e	XTO Energy, Inc	18,355
		TOTAL OIL AND GAS EXTRACTION	140,998

PAPER AND ALLIED PRODUCTS - 0.54%
51,000		Bemis Co	1,703
40,000	e	Bowater, Inc	953
25,800	*	Buckeye Technologies, Inc	335
5,200	*	Cenveo, Inc	126
34,100	e	Chesapeake Corp	515
25,642	*	Domtar Corporation	239
30,700	e	Glatfelter	458
78,515		International Paper Co	2,858
331,425		Kimberly-Clark Corp	22,699
216,149	e	MeadWestvaco Corp	6,666
111,097		Packaging Corp of America	2,711
5,700		Rock-Tenn Co (Class A)	189
125,050		Sonoco Products Co	4,699
60,796		Temple-Inland, Inc	3,632
10,800		Wausau Paper Corp	155
		TOTAL PAPER AND ALLIED PRODUCTS	47,938

PERSONAL SERVICES - 0.04%
66,999	e	Regis Corp	2,705
15,056		Unifirst Corp	577
		TOTAL PERSONAL SERVICES	3,282

PETROLEUM AND COAL PRODUCTS - 1.92%
17,100		Alon USA Energy, Inc	619
414,426		Apache Corp	29,300
21,450		Cabot Oil & Gas Corp	1,444
492,084		Devon Energy Corp	34,062
264,430	e	EOG Resources, Inc	18,864
199,616		Frontier Oil Corp	6,515
68,902	e*	Headwaters, Inc	1,506
154,399		Hess Corp	8,565
32,900		Holly Corp	1,951
156,372		Murphy Oil Corp	8,350
119,240	*	Newfield Exploration Co	4,974
281,490		Noble Energy, Inc	16,791
150,944		Sunoco, Inc	10,632
409,796		Valero Energy Corp	26,428

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
34,500	e	Western Refining, Inc	$1,346
		TOTAL PETROLEUM AND COAL PRODUCTS	171,347

PRIMARY METAL INDUSTRIES - 0.94%
25,669	*	Brush Engineered Materials, Inc	1,244
129,225	e*	Century Aluminum Co	6,058
54,817		Chaparral Steel Co	3,189
6,900	e*	CommScope, Inc	296
692,581	*	Corning, Inc	15,749
48,876	e	Gibraltar Industries, Inc	1,106
17,000		Hubbell, Inc (Class B)	820
100	e*	LB Foster Co (Class A)	2
36,184	*	Lone Star Technologies, Inc	2,389
59,078	e	Mueller Industries, Inc	1,778
307,136		Nucor Corp	20,004
37,477	e	Olympic Steel, Inc	1,161
45,667		Quanex Corp	1,934
117,236	e	Steel Dynamics, Inc	5,065
88,373	e	Steel Technologies, Inc	2,614
27,944	e	Tredegar Corp	637
124,733		United States Steel Corp	12,370
85,689	e*	Wheeling-Pittsburgh Corp	2,030
256,650	e	Worthington Industries, Inc	5,282
		TOTAL PRIMARY METAL INDUSTRIES	83,728

PRINTING AND PUBLISHING - 0.61%
1,300	*	ACCO Brands Corp	31
10,100		Bowne & Co, Inc	159
800	e	CSS Industries, Inc	30
33,100	e	Dow Jones & Co, Inc	1,141
29,750		Dun & Bradstreet Corp	2,713
4,200	e	Ennis, Inc	112
109,352		EW Scripps Co (Class A)	4,886
57,979		Harte-Hanks, Inc	1,600
21,999	e	John Wiley & Sons, Inc (Class A)	831
37,500		Lee Enterprises, Inc	1,127
3,600	e	McClatchy Co (Class A)	114
284,484		McGraw-Hill Cos, Inc	17,888
61,459		Meredith Corp	3,527
243,288	e	New York Times Co (Class A)	5,720
10,900	e*	Presstek, Inc	66
21,328	e	R.H. Donnelley Corp	1,512
23,349	e	Standard Register Co	295
224,286	e	Tribune Co	7,202
7,056		Washington Post Co (Class B)	5,387
		TOTAL PRINTING AND PUBLISHING	54,341

RAILROAD TRANSPORTATION - 0.38%
235,630		CSX Corp	9,437
19,164	e*	Kansas City Southern Industries, Inc	682
467,010		Norfolk Southern Corp	23,631
		TOTAL RAILROAD TRANSPORTATION	33,750

REAL ESTATE - 0.03%
85,217	e*	CB Richard Ellis Group, Inc (Class A)	2,912
16,099	e	Stewart Enterprises, Inc (Class A)	130
		TOTAL REAL ESTATE	3,042

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.06%
70,651		Cooper Tire & Rubber Co	$1,292
5,481	*	Deckers Outdoor Corp	389
63,800		Sealed Air Corp	2,016
11,100	e	Spartech Corp	326
1,800	e*	Trex Co, Inc	39
53,584	e	Tupperware Corp	1,336
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	5,398

SECURITY AND COMMODITY BROKERS - 1.99%
29,610		A.G. Edwards, Inc	2,048
47,621		Ameriprise Financial, Inc	2,721
3,400		BlackRock, Inc	531
4,757	*	Cbot Holdings, Inc (Class A)	863
595,243		Charles Schwab Corp	10,887
14,136		Chicago Mercantile Exchange Holdings, Inc	7,527
169,245	e*	E*Trade Financial Corp	3,591
3,200		Eaton Vance Corp	114
22,441		Federated Investors, Inc (Class B)	824
173,317		Franklin Resources, Inc	20,942
3,630	e	GAMCO Investors, Inc (Class A)	157
241,276		Goldman Sachs Group, Inc	49,855
22,400	*	IntercontinentalExchange, Inc	2,738
24,828	e	International Securities Exchange, Inc	1,212
72,720	e	Janus Capital Group, Inc	1,521
49,052		Legg Mason, Inc	4,621
620,429		Merrill Lynch & Co, Inc	50,670
39,546	e*	Nasdaq Stock Market, Inc	1,163
63,700	e*	NYSE Group, Inc	5,972
36,392	e	SEI Investments Co	2,192
2,850		SWS Group, Inc	71
158,652		T Rowe Price Group, Inc	7,487
		TOTAL SECURITY AND COMMODITY BROKERS	177,707

SPECIAL TRADE CONTRACTORS - 0.02%
400	e	Alico, Inc	23
4,050	e	Comfort Systems USA, Inc	49
7,834	e*	Layne Christensen Co	285
43,982	e*	Quanta Services, Inc	1,109
		TOTAL SPECIAL TRADE CONTRACTORS	1,466

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
2,065		Apogee Enterprises, Inc	41
1,122	e*	Cabot Microelectronics Corp	38
12,525	e	CARBO Ceramics, Inc	583
54,148	e	Eagle Materials, Inc	2,417
83,512		Gentex Corp	1,357
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,436

TEXTILE MILL PRODUCTS - 0.00% **
3,200		Oxford Industries, Inc	158
		TOTAL TEXTILE MILL PRODUCTS	158

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
TRANSPORTATION BY AIR - 0.38%
74,620	e*	Airtran Holdings, Inc	$766
18,300	e*	Alaska Air Group, Inc	697
92,958	*	Continental Airlines, Inc (Class B)	3,383
48,300	e*	ExpressJet Holdings, Inc	282
161,924		FedEx Corp	17,396
124,879	e*	Frontier Airlines Holdings, Inc	751
71,083	e*	JetBlue Airways Corp	818
61,645	e*	Mesa Air Group, Inc	464
6,600	e	Skywest, Inc	177
627,375	e	Southwest Airlines Co	9,222
		TOTAL TRANSPORTATION BY AIR	33,956

TRANSPORTATION EQUIPMENT - 0.59%
10,800	e	A.O. Smith Corp	413
4,700	*	Accuride Corp	69
8,885	*	Aftermarket Technology Corp	216
51,000	e	American Axle & Manufacturing Holdings, Inc	1,395
70,430	e	ArvinMeritor, Inc	1,285
117,096		Autoliv, Inc	6,687
257,551	e*	BE Aerospace, Inc	8,164
53,585		Brunswick Corp	1,707
21,900		Federal Signal Corp	340
8,000	e*	Fuel Systems Solutions, Inc	148
224,750		Genuine Parts Co	11,013
205,687		Harley-Davidson, Inc	12,084
73,856		Harsco Corp	3,313
20,829	e	Noble International Ltd	350
64,900	e	Superior Industries International, Inc	1,352
25,384	*	Tenneco, Inc	646
400	e	Thor Industries, Inc	16
44,061	*	TRW Automotive Holdings Corp	1,534
217,570	*	Visteon Corp	1,858
1,200		Westinghouse Air Brake Technologies Corp	41
		TOTAL TRANSPORTATION EQUIPMENT	52,631

TRANSPORTATION SERVICES - 0.05%
26,100		CH Robinson Worldwide, Inc	1,246
13,840		Expeditors International Washington, Inc	572
3,796	*	HUB Group, Inc (Class A)	110
65,665		Sabre Holdings Corp (Class A)	2,151
		TOTAL TRANSPORTATION SERVICES	4,079

TRUCKING AND WAREHOUSING - 0.37%
1,600	*	Saia, Inc	38
465,235		United Parcel Service, Inc (Class B)	32,613
		TOTAL TRUCKING AND WAREHOUSING	32,651

WATER TRANSPORTATION - 0.03%
29,196	e	Alexander & Baldwin, Inc	1,472
18,000	e*	Gulfmark Offshore, Inc	786
22,369	e*	Hornbeck Offshore Services, Inc	641
		TOTAL WATER TRANSPORTATION	2,899

WHOLESALE TRADE-DURABLE GOODS - 0.43%
145,800		Adesa, Inc	4,029
3,400		Agilysys, Inc	76

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
157,794	e	Barnes Group, Inc			$3,631
19,700		BorgWarner, Inc			1,486
12,024	e	Building Material Holding Corp			218
39,080		Castle (A.M.) & Co			1,147
10,000	*	Cytyc Corp			342
140,200	e	IKON Office Solutions, Inc			2,015
2,400	*	Keystone Automotive Industries, Inc			81
35,293	e*	Merge Technologies, Inc			172
26,058	e	Owens & Minor, Inc			957
104,685	e*	Patterson Cos, Inc			3,715
2,500	e*	PSS World Medical, Inc			53
96,272	e	Reliance Steel & Aluminum Co			4,660
188,667	e	Ryerson Tull, Inc			7,475
3,500	*	Tech Data Corp			125
25,700	e*	Tyler Technologies, Inc			326
89,100		W.W. Grainger, Inc			6,882
10,750	e*	WESCO International, Inc			675
		TOTAL WHOLESALE TRADE-DURABLE GOODS			38,065

WHOLESALE TRADE-NONDURABLE GOODS - 0.61%
29,572	e*	Allscripts Healthcare Solutions, Inc			793
800		Dean Foods Co			37
87,798	*	Endo Pharmaceuticals Holdings, Inc			2,581
25,935	e*	Henry Schein, Inc			1,431
72,764	e	Idearc, Inc			2,554
4,800		Kenneth Cole Productions, Inc (Class A)			123
6,600		Men's Wearhouse, Inc			311
4,100		Myers Industries, Inc			77
10,656	e	Nash Finch Co			367
160,100		Nike, Inc (Class B)			17,012
269,010		Safeway, Inc			9,857
700	*	Smart & Final, Inc			15
10,419		Spartan Stores, Inc			279
17,900	e	Stride Rite Corp			276
550,943		Sysco Corp			18,638
3,800	*	Volcom, Inc			131
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			54,482

		TOTAL COMMON STOCKS			5,310,064
		(Cost $3,538,212)

PRINCIPAL
SHORT-TERM INVESTMENTS - 8.69%

COMMERCIAL PAPER - 0.20%
$ 18,139,000	c	Emerson Electric Co	5.230%	04/16/07	18,102
		TOTAL COMMERCIAL PAPER			18,102

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 6.47%
43,200,000		Federal Farm Credit Bank (FFCB)	5.140	04/02/07	43,200
50,000,000	d	Federal Home Loan Bank (FHLB)	5.120	04/04/07	49,986
44,000,000		FHLB	5.170	04/09/07	43,956
10,900,000		Federal Home Loan Mortgage Corp (FHLMC)	5.145	04/12/07	10,885
19,255,000	d	FHLMC	5.180	04/30/07	19,178
26,400,000		FHLMC	5.140	05/29/07	26,186
100,000,000		FHLMC	5.140	05/30/07	99,175

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY		VALUE
PRINCIPAL		RATE	DATE		(000)
$ 50,000,000	FHLMC	5.135%	06/18/07		$49,454
4,000,000	Federal National Mortgage Association (FNMA)	5.120	04/09/07		3,996
37,400,000	FNMA	5.120	04/23/07		37,288
33,200,000	FNMA	5.150	05/16/07		32,992
28,500,000	FNMA	5.140	05/23/07		28,293
26,708,000	FNMA	5.135	06/13/07		26,435
61,600,000	FNMA	5.135	06/20/07		60,909
45,000,000	FNMA	5.150	06/29/07		44,438
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES				576,371

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.02%
REPURCHASED AGREEMENTS
25,000,000	Goldman Sachs & Co. 5.350% Dated 03/30/2007,				25,007
	Due 04/02/2007 In The Amount Of $25,007,431
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 5.180% - 6.000%, 06/12/2009 - 11/15/2024			$ 15,168,750
	Federal Home Loan Mortgage Corp (FHLMC) 6.750%, 09/15/2009			5,320,652
	Federal National Mortgage Association (FNMA) 4.875%, 08/27/2007			5,012,500
	Total Market Value			25,501,902

25,000,000	J.P. Morgan Chase 5.350% Dated 03/30/2007,				25,007
	Due 04/02/2007 In The Amount Of $25,007,431
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 5.250%, 08/14/2008			25,542,500
	Total Market Value			25,542,500

50,000,000	Merrill Lynch & Co. Inc, 5.340% Dated 03/30/2007,				50,015
	Due 04/02/2007 In The Amount Of $50,014,833
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 5.000% - 5.125%, 09/18/2009 - 09/29/2010			25,223,886
	Federal National Mortgage Association (FNMA) 5.200%, 11/20/2009			24,968,750
	Total Market Value			50,192,636

80,139,000	Morgan Stanley & Co, Inc 5.350% Dated 03/30/2007,				80,163
	Due 04/02/2007 In The Amount Of $80,162,819
	Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp Gold (FGLMC) 0.000% - 7.000%,
	12/01/2020 - 03/15/2037			24,908,933
	Federal National Mortgage Association (FNMA) 4.500% - 7.500%,
	12/25/2016 - 04/01/2037			56,480,394
	Total Market Value			81,389,327

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				180,192

	TOTAL SHORT-TERM INVESTMENTS				774,665
	(Cost $774,416)

	TOTAL PORTFOLIO - 107.93%				9,618,447
	(Cost $7,854,695)
	OTHER ASSETS & LIABILITIES, NET - (7.93%)				(706,548)

	NET ASSETS - 100.00%				$8,911,899

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
N/R	Not rated by Moody's

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration
to qualified institutional buyers.
At March 31, 2007, the value of these securities amounted to $150,397,529 or 1.69% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2007.
j	Zero coupon.
v	Security valued at fair value.
+	As provided by Moody's Investors Service.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2007

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 99.80%

CERTIFICATES OF DEPOSIT - 11.79%
$ 50,000,000		Abbey National plc	5.280%	05/15/07	$49,993
39,000,000		Abbey National plc	5.300	05/15/07	38,996
50,000,000		Abbey National plc	5.310	06/06/07	49,993
25,000,000		American Express Bank FSB	5.270	04/04/07	25,000
25,000,000		American Express Bank FSB	5.270	04/05/07	25,000
30,000,000		American Express Bank FSB	5.270	04/09/07	30,000
25,000,000		American Express Bank FSB	5.270	04/11/07	25,000
20,000,000		American Express Bank FSB	5.270	04/13/07	20,000
25,000,000		American Express Bank FSB	5.270	04/26/07	25,000
20,000,000		American Express Bank FSB	5.270	04/30/07	20,000
41,000,000		Banco Bilbao Vizcaya, S.A.	5.315	05/08/07	40,997
50,000,000		Banco Bilbao Vizcaya, S.A.	5.310	05/29/07	49,994
25,000,000		Banco Bilbao Vizcaya, S.A.	5.310	06/01/07	24,997
20,000,000		Banco Bilbao Vizcaya, S.A.	5.295	06/05/07	19,999
25,000,000		Bank of Montreal	5.280	05/22/07	25,000
25,000,000		Bank of Montreal	5.280	05/29/07	24,996
37,000,000		Barclays Bank plc	5.300	05/30/07	36,995
50,000,000		Calyon	5.290	04/11/07	49,998
25,000,000		Calyon	5.290	04/25/07	24,998
45,305,000		Canadian Imperial Bank of Commerce	5.300	04/16/07	45,303
50,000,000		Deutsche Bank	5.290	04/24/07	49,997
47,535,000		Deutsche Bank	5.295	05/11/07	47,531
50,000,000		Deutsche Bank	5.315	07/17/07	49,994
45,000,000		Dexia Bank	5.300	04/30/07	44,997
30,000,000		Dexia Bank	5.295	05/09/07	29,997
50,000,000		Dexia Bank	5.295	05/14/07	49,995
47,000,000		First Tennessee Bank NA	5.310	05/31/07	46,995
48,000,000		Royal Bank of Canada	5.285	05/03/07	47,996
50,000,000		Royal Bank of Canada	5.310	04/10/07	49,999
32,000,000		Societe Generale	5.300	05/17/07	31,999
50,000,000		Toronto Dominion Bank	5.280	06/05/07	49,990
36,045,000		Toronto Dominion Bank	5.315	07/12/07	36,040
		TOTAL CERTIFICATES OF DEPOSIT			1,187,789

COMMERCIAL PAPER - 81.25%
2,000,000		Abbey National North America LLC	5.240	04/02/07	1,999
10,650,000	c	Abbott Laboratories, Inc	5.225	04/02/07	10,647
10,000,000	c	Abbott Laboratories, Inc	5.230	04/04/07	9,994
16,720,000	c	Abbott Laboratories, Inc	5.230	04/10/07	16,696
20,365,000	c	Abbott Laboratories, Inc	5.235	04/17/07	20,315
34,000,000	c	Abbott Laboratories, Inc	5.245	04/18/07	33,912
2,700,000	c	Abbott Laboratories, Inc	5.240	04/25/07	2,690
20,000,000		ABN Amro North America Finance, Inc	5.220	05/14/07	19,872
20,000,000	c	Alcon Capital Corp	5.210	04/26/07	19,927
19,130,000	c	Alcon Capital Corp	5.215	05/16/07	19,008
24,400,000		American Honda Finance Corp	5.220	04/16/07	24,344
24,000,000		American Honda Finance Corp	5.230	04/23/07	23,921

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 56,500,000		American Honda Finance Corp	5.225%	04/25/07	$56,303
16,500,000		American Honda Finance Corp	5.230	04/27/07	16,433
8,000,000		American Honda Finance Corp	5.225	05/08/07	7,956
16,200,000		American Honda Finance Corp	5.205	05/11/07	16,105
41,000,000		American Honda Finance Corp	5.230	05/24/07	40,687
13,500,000		American Honda Finance Corp	5.220	06/01/07	13,382
18,655,000	c	Anheuser-Busch Cos, Inc	5.180	04/02/07	18,650
40,000,000	c	Anheuser-Busch Cos, Inc	5.205	05/02/07	39,815
23,500,000	c	Anheuser-Busch Cos, Inc	5.220	05/30/07	23,296
14,229,000	c	Atlantis One Funding Corp	5.240	04/25/07	14,179
14,297,000	c	Atlantis One Funding Corp	5.240	05/09/07	14,219
32,680,000	c	Atlantis One Funding Corp	5.185	06/25/07	32,279
1,898,000		Bank of America	5.200	07/20/07	1,868
12,500,000		Bank of Montreal	5.230	06/25/07	12,347
18,638,000		Bank of Nova Scotia	5.225	06/07/07	18,459
23,456,000		Barclays U.S. Funding Corp	5.250	04/10/07	23,422
15,000,000		Barclays U.S. Funding Corp	5.230	04/26/07	14,945
2,490,000		Barclays U.S. Funding Corp	5.225	05/29/07	2,469
40,000,000		Barclays U.S. Funding Corp	5.220	05/31/07	39,657
5,515,000		Barclays U.S. Funding Corp	5.215	06/12/07	5,458
38,000,000	c	Beta Finance, Inc	5.250	04/03/07	37,984
5,000,000	c	Beta Finance, Inc	5.250	04/16/07	4,988
20,000,000	c	Beta Finance, Inc	5.230	04/23/07	19,934
23,875,000	c	Beta Finance, Inc	5.245	05/18/07	23,710
4,000,000	c	Beta Finance, Inc	5.230	06/04/07	3,963
10,000,000	c	Beta Finance, Inc	5.220	06/11/07	9,897
17,000,000	c	Beta Finance, Inc	5.220	06/12/07	16,823
23,500,000	c	Beta Finance, Inc	5.230	06/13/07	23,252
25,500,000	c	Beta Finance, Inc	5.240	06/15/07	25,224
10,000,000	c	BMW US Capital Corp	5.220	04/02/07	9,997
50,000,000	c	BMW US Capital Corp	5.230	04/04/07	49,971
12,500,000	c	BMW US Capital Corp	5.220	04/24/07	12,457
25,000,000	c	BMW US Capital Corp	5.215	05/14/07	24,842
11,000,000	c	BMW US Capital Corp	5.215	05/17/07	10,927
4,000,000	c	BMW US Capital Corp	5.210	05/29/07	3,966
35,875,000	c	BMW US Capital Corp	5.210	06/05/07	35,540
20,070,000	c	BMW US Capital Corp	5.200	06/22/07	19,832
25,000,000		Calyon North America, Inc	5.225	04/30/07	24,891
19,000,000		Calyon North America, Inc	5.195	05/08/07	18,897
6,500,000		Calyon North America, Inc	5.230	05/21/07	6,453
20,000,000		Calyon North America, Inc	5.205	07/09/07	19,716
15,000,000		Canadian Imperial Holding, Inc	5.223	05/02/07	14,930
50,000,000		Canadian Imperial Holding, Inc	5.208	05/17/07	49,667
10,000,000		Caterpillar Financial Services Corp	5.240	04/17/07	9,977
40,000,000		Caterpillar Financial Services Corp	5.240	06/06/07	39,604
28,985,000	c	CC (USA), Inc	5.240	04/04/07	28,969
45,845,000	c	CC (USA), Inc	5.240	04/11/07	45,775
1,000,000	c	CC (USA), Inc	5.250	05/01/07	996
11,107,000	c	CC (USA), Inc	5.240	05/03/07	11,052
8,000,000	c	CC (USA), Inc	5.245	05/14/07	7,949
25,000,000	c	CC (USA), Inc	5.240	05/15/07	24,838
27,000,000	c	CC (USA), Inc	5.245	05/16/07	26,827
9,200,000	c	CC (USA), Inc	5.205	06/07/07	9,111
10,000,000	c	CC (USA), Inc	5.220	06/11/07	9,897
12,555,000	c	Ciesco LP	5.240	04/09/07	12,539
54,000,000	c	Ciesco LP	5.250	04/18/07	53,858

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 5,000,000	c	Ciesco LP	5.250%	04/20/07	$4,985
4,175,000	c	Ciesco LP	5.250	04/23/07	4,161
35,000,000	c	Ciesco LP	5.245	04/30/07	34,847
42,800,000	c	Ciesco LP	5.250	05/01/07	42,607
18,000,000	c	Ciesco LP	5.250	05/02/07	17,916
25,500,000		Citigroup Funding, Inc	5.235	04/09/07	25,467
26,000,000		Citigroup Funding, Inc	5.230	04/17/07	25,936
23,500,000		Citigroup Funding, Inc	5.220	05/07/07	23,376
50,000,000		Citigroup Funding, Inc	5.245	06/08/07	49,513
25,000,000		Citigroup Funding, Inc	5.220	06/19/07	24,717
10,145,000	c	Coca-Cola Co	5.180	04/23/07	10,111
43,035,000	c	Coca-Cola Co	5.190	05/30/07	42,676
23,015,000	c	Coca-Cola Co	5.200	06/04/07	22,803
98,400,000	c	Coca-Cola Co	5.200	06/14/07	97,350
25,000,000	c	Coca-Cola Co	5.205	06/20/07	24,711
12,720,000	c	Corporate Asset Funding Corp, Inc	5.240	04/02/07	12,716
50,000,000	c	Corporate Asset Funding Corp, Inc	5.250	04/11/07	49,920
4,200,000	c	Corporate Asset Funding Corp, Inc	5.250	04/12/07	4,193
25,000,000	c	Corporate Asset Funding Corp, Inc	5.260	04/26/07	24,905
23,885,000	c	Corporate Asset Funding Corp, Inc	5.260	04/30/07	23,780
29,000,000	c	Corporate Asset Funding Corp, Inc	5.260	05/01/07	28,869
5,000,000	c	Corporate Asset Funding Corp, Inc	5.260	05/07/07	4,974
39,000,000	c	Danske Corp	5.235	04/09/07	38,950
10,000,000	c	Danske Corp	5.220	04/10/07	9,986
15,000,000	c	Danske Corp	5.240	04/13/07	14,972
2,500,000	c	Danske Corp	5.200	04/17/07	2,494
20,000,000	c	Danske Corp	5.220	04/24/07	19,931
9,000,000	c	Danske Corp	5.160	08/01/07	8,842
44,215,000	c	Dorada Finance, Inc	5.250	04/27/07	44,043
28,405,000	c	Dorada Finance, Inc	5.245	05/08/07	28,250
13,940,000	c	Dorada Finance, Inc	5.245	05/09/07	13,864
4,575,000	c	Dorada Finance, Inc	5.200	05/11/07	4,548
39,000,000	c	Dorada Finance, Inc	5.245	05/16/07	38,751
13,900,000	c	Dorada Finance, Inc	5.250	05/18/07	13,804
16,400,000	c	Dorada Finance, Inc	5.240	06/21/07	16,208
32,000,000	c	Dorada Finance, Inc	5.230	07/02/07	31,575
12,775,000		Dresdner US Finance, Inc	5.240	04/16/07	12,745
23,075,000		Dresdner US Finance, Inc	5.240	04/17/07	23,019
20,000,000		Dresdner US Finance, Inc	5.225	05/03/07	19,906
25,000,000		Dresdner US Finance, Inc	5.215	06/21/07	24,708
15,000,000	c	Edison Asset Securitization LLC	5.240	04/03/07	14,993
29,932,000	c	Edison Asset Securitization LLC	5.240	04/18/07	29,858
3,980,000	c	Edison Asset Securitization LLC	5.240	04/25/07	3,966
15,338,000	c	Edison Asset Securitization LLC	5.240	04/30/07	15,271
6,972,000	c	Edison Asset Securitization LLC	5.230	05/01/07	6,941
50,000,000	c	Edison Asset Securitization LLC	5.230	05/02/07	49,768
10,000,000	c	Edison Asset Securitization LLC	5.230	05/14/07	9,936
30,000,000	c	Edison Asset Securitization LLC	5.240	06/01/07	29,735
15,000,000	c	Edison Asset Securitization LLC	5.180	06/15/07	14,837
20,000,000	c	Edison Asset Securitization LLC	5.160	07/06/07	19,723
4,000,000	c	Edison Asset Securitization LLC	5.180	07/11/07	3,942
4,480,000	c	Fairway Finance Corp	5.270	04/04/07	4,477
9,000,000	c	Fairway Finance Corp	5.255	04/10/07	8,987
45,965,000	c	Fairway Finance Corp	5.245	04/13/07	45,879
27,330,000	c	Fairway Finance Corp	5.240	04/16/07	27,267
58,000,000	c	Fairway Finance Corp	5.270	04/17/07	57,856

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 9,930,000	c	Fairway Finance Corp	5.255%	04/26/07	$9,892
20,000,000	c	Fairway Finance Corp	5.260	05/07/07	19,892
10,000,000	c	Fairway Finance Corp	5.240	05/21/07	9,926
20,000,000		General Electric Capital Corp	5.220	05/04/07	19,897
10,000,000		General Electric Capital Corp	5.220	06/06/07	9,906
10,000,000		General Electric Capital Corp	5.170	06/27/07	9,875
15,000,000		General Electric Co	5.220	05/22/07	14,889
23,000,000		General Electric Co	5.220	05/29/07	22,806
50,000,000		General Electric Co	5.220	06/11/07	49,492
30,000,000		Goldman Sachs Group LP	5.240	04/26/07	29,889
30,000,000		Goldman Sachs Group LP	5.220	05/02/07	29,861
500,000		Goldman Sachs Group LP	5.260	05/23/07	496
9,500,000	c	Govco, Inc	5.240	04/10/07	9,486
13,859,000	c	Govco, Inc	5.240	04/12/07	13,835
5,000,000	c	Govco, Inc	5.240	04/17/07	4,988
13,680,000	c	Govco, Inc	5.250	04/30/07	13,621
58,000,000	c	Govco, Inc	5.240	05/04/07	57,715
25,000,000	c	Govco, Inc	5.240	05/11/07	24,852
4,500,000	c	Govco, Inc	5.240	05/15/07	4,471
30,000,000	c	Govco, Inc	5.240	05/21/07	29,780
5,000,000	c	Govco, Inc	5.220	06/07/07	4,952
10,000,000	c	Govco, Inc	5.230	06/13/07	9,895
20,000,000	c	Govco, Inc	5.175	07/02/07	19,735
5,600,000	c	Grampian Funding LLC	5.240	04/23/07	5,581
10,000,000	c	Grampian Funding LLC	5.260	05/15/07	9,936
20,000,000	c	Grampian Funding LLC	5.205	07/23/07	19,674
17,000,000	c	Grampian Funding LLC	5.205	08/06/07	16,688
7,000,000	c	Grampian Funding LLC	5.190	08/15/07	6,863
56,500,000		Greenwich Capital Holdings, Inc	5.240	04/02/07	56,484
7,000,000		Greenwich Capital Holdings, Inc	5.200	06/14/07	6,926
19,000,000		Greenwich Capital Holdings, Inc	5.225	06/15/07	18,796
43,335,000		Greenwich Capital Holdings, Inc	5.180	06/26/07	42,800
45,000,000		Greenwich Capital Holdings, Inc	5.215	07/16/07	44,315
20,000,000	c	Greyhawk Funding LLC	5.270	04/03/07	19,991
25,000,000	c	Greyhawk Funding LLC	5.260	04/05/07	24,982
10,000,000	c	Greyhawk Funding LLC	5.260	04/11/07	9,984
33,370,000	c	Greyhawk Funding LLC	5.280	04/24/07	33,253
33,750,000	c	Greyhawk Funding LLC	5.235	06/08/07	33,418
7,400,000	c	Harley-Davidson Funding Corp	5.230	04/03/07	7,397
3,135,000	c	Harley-Davidson Funding Corp	5.220	04/10/07	3,130
695,000	c	Harley-Davidson Funding Corp	5.220	04/11/07	694
8,000,000	c	Harley-Davidson Funding Corp	5.220	04/12/07	7,986
8,200,000	c	Harley-Davidson Funding Corp	5.210	04/19/07	8,178
9,400,000	c	Harley-Davidson Funding Corp	5.210	04/20/07	9,373
15,000,000	c	Harley-Davidson Funding Corp	5.210	04/23/07	14,950
8,400,000	c	Harley-Davidson Funding Corp	5.220	04/27/07	8,367
25,300,000	c	Harley-Davidson Funding Corp	5.215	05/21/07	25,115
2,873,000	c	Harley-Davidson Funding Corp	5.210	05/22/07	2,852
11,500,000	c	Harley-Davidson Funding Corp	5.210	05/24/07	11,412
9,100,000	c	Harley-Davidson Funding Corp	5.200	05/30/07	9,024
5,900,000	c	Harley-Davidson Funding Corp	5.200	05/31/07	5,849
6,045,000	c	Harley-Davidson Funding Corp	5.220	06/05/07	5,988
27,170,000	c	Harrier Finance Funding LLC	5.205	04/03/07	27,158
35,620,000	c	Harrier Finance Funding LLC	5.250	04/12/07	35,559
20,000,000	c	Harrier Finance Funding LLC	5.240	04/17/07	19,951
17,500,000	c	Harrier Finance Funding LLC	5.245	04/25/07	17,439

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 7,840,000	c	Harrier Finance Funding LLC	5.235%	05/29/07	$7,773
22,000,000	c	Harrier Finance Funding LLC	5.235	06/08/07	21,784
30,000,000	c	Harrier Finance Funding LLC	5.205	07/17/07	29,537
5,000,000		HBOS Treasury Services plc	5.240	04/24/07	4,983
5,000,000		HBOS Treasury Services plc	5.240	04/30/07	4,979
20,000,000		HBOS Treasury Services plc	5.215	06/01/07	19,826
10,000,000		HBOS Treasury Services plc	5.225	06/15/07	9,892
20,000,000		HBOS Treasury Services plc	5.225	06/18/07	19,776
25,000,000		HBOS Treasury Services plc	5.220	06/21/07	24,709
50,000,000		HSBC Finance Corp	5.215	05/03/07	49,761
25,000,000		HSBC Finance Corp	5.220	05/09/07	24,865
25,000,000		HSBC Finance Corp	5.230	05/23/07	24,816
50,000,000		HSBC Finance Corp	5.205	06/07/07	49,518
36,000,000		ING Finance	5.230	04/10/07	35,949
20,000,000		ING Finance	5.230	04/26/07	19,927
35,000,000		ING Finance	5.235	05/03/07	34,838
40,000,000		ING Finance	5.235	05/31/07	39,657
19,000,000		ING Finance	5.215	06/06/07	18,821
50,000,000	c	International Business Machines Capital, Inc	5.200	06/18/07	49,437
18,000,000	c	International Business Machines Corp	5.200	06/22/07	17,787
115,295,000	c	International Business Machines Corp	5.220	06/29/07	113,813
50,000,000	c	Johnson & Johnson, Inc	5.195	04/18/07	49,878
50,000,000	c	Johnson & Johnson, Inc	5.195	04/20/07	49,859
50,000,000	c	Johnson & Johnson, Inc	5.190	05/09/07	49,731
15,000,000	c	Johnson & Johnson, Inc	5.215	05/11/07	14,912
30,000,000	c	Johnson & Johnson, Inc	5.200	05/31/07	29,743
6,000,000	c	Johnson & Johnson, Inc	5.200	06/11/07	5,939
25,000,000		JPMorgan Chase & Co	5.250	04/25/07	24,909
15,000,000		JPMorgan Chase & Co	5.240	05/23/07	14,884
17,187,000	c	Kitty Hawk Funding Corp	5.240	04/16/07	17,147
15,200,000	c	Kitty Hawk Funding Corp	5.240	04/25/07	15,147
43,600,000	c	Kitty Hawk Funding Corp	5.240	04/27/07	43,430
32,000,000	c	Kitty Hawk Funding Corp	5.240	05/10/07	31,818
30,000,000	c	Kitty Hawk Funding Corp	5.230	06/20/07	29,653
27,050,000	c	Kitty Hawk Funding Corp	5.230	06/29/07	26,692
40,000,000	c	Links Finance LLC	5.250	04/12/07	39,932
3,050,000	c	Links Finance LLC	5.260	04/25/07	3,039
54,500,000	c	Links Finance LLC	5.250	05/16/07	54,152
15,000,000	c	Links Finance LLC	5.220	06/07/07	14,855
45,740,000	c	Links Finance LLC	5.235	06/18/07	45,225
15,500,000	c	Links Finance LLC	5.190	08/28/07	15,168
50,000,000		Lloyds Bank plc	5.225	05/21/07	49,636
18,938,000		McGraw-Hill, Inc	5.220	04/26/07	18,867
39,400,000		McGraw-Hill, Inc	5.230	04/27/07	39,245
25,870,000		Merrill Lynch & Co, Inc	5.190	06/19/07	25,575
30,000,000		Morgan Stanley Dean Witter	5.230	04/09/07	29,961
33,000,000	c	Nestle Capital Corp	5.185	04/09/07	32,957
11,600,000	c	Nestle Capital Corp	5.215	04/23/07	11,561
10,000,000	c	Nestle Capital Corp	5.205	05/01/07	9,956
53,600,000	c	Nestle Capital Corp	5.210	05/08/07	53,309
32,000,000	c	Nestle Capital Corp	5.180	05/18/07	31,780
11,000,000	c	Nestle Capital Corp	5.200	05/24/07	10,917
10,755,000	c	Nestle Capital Corp	5.210	08/01/07	10,567
50,000,000	c	Old Line Funding LLC	5.250	04/03/07	49,978
6,265,000	c	Old Line Funding LLC	5.260	05/04/07	6,234
10,000,000		Paccar Financial Corp	5.220	04/04/07	9,994

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 5,225,000		Paccar Financial Corp	5.230%	04/11/07	$5,217
46,225,000		Paccar Financial Corp	5.230	04/12/07	46,147
4,100,000		Paccar Financial Corp	5.230	04/17/07	4,090
5,000,000		Paccar Financial Corp	5.225	04/18/07	4,988
5,000,000		Paccar Financial Corp	5.230	04/19/07	4,987
7,000,000		Paccar Financial Corp	5.230	04/20/07	6,980
42,200,000		Paccar Financial Corp	5.220	05/08/07	41,971
9,446,000		Paccar Financial Corp	5.220	05/09/07	9,395
7,000,000		Paccar Financial Corp	5.220	05/10/07	6,961
305,000		Paccar Financial Corp	5.220	05/30/07	302
23,160,000		Paccar Financial Corp	5.220	05/31/07	22,961
6,500,000		Paccar Financial Corp	5.210	06/12/07	6,433
9,000,000		Paccar Financial Corp	5.215	06/13/07	8,906
6,200,000		Paccar Financial Corp	5.210	06/27/07	6,123
1,285,000		Paccar Financial Corp	5.220	06/28/07	1,269
37,000,000	c	Park Avenue Receivables Corp	5.250	04/10/07	36,946
7,000,000	c	Park Avenue Receivables Corp	5.250	04/11/07	6,989
23,755,000	c	Park Avenue Receivables Corp	5.280	04/16/07	23,699
12,500,000	c	Park Avenue Receivables Corp	5.280	04/19/07	12,465
25,000,000	c	Park Avenue Receivables Corp	5.270	04/20/07	24,929
4,686,000	c	Park Avenue Receivables Corp	5.240	04/23/07	4,670
10,000,000	c	Park Avenue Receivables Corp	5.240	04/27/07	9,961
7,000,000	c	Park Avenue Receivables Corp	5.270	05/04/07	6,968
3,663,000	c	Park Avenue Receivables Corp	5.260	05/11/07	3,641
28,110,000	c	Pepsico, Inc	5.230	04/19/07	28,032
43,000,000		PNC Bank	5.135	09/27/07	41,888
30,000,000	c	Private Export Funding Corp	5.220	05/04/07	29,853
48,000,000	c	Private Export Funding Corp	5.215	05/16/07	47,693
24,000,000	c	Private Export Funding Corp	5.215	05/24/07	23,817
30,710,000	c	Private Export Funding Corp	5.210	06/07/07	30,414
14,090,000	c	Private Export Funding Corp	5.215	06/20/07	13,927
4,000,000	c	Private Export Funding Corp	5.160	06/26/07	3,950
16,000,000	c	Procter & Gamble International S.C.A.	5.220	04/13/07	15,970
25,500,000	c	Procter & Gamble International S.C.A.	5.230	04/18/07	25,438
97,500,000	c	Procter & Gamble International S.C.A.	5.225	04/19/07	97,244
2,795,000	c	Procter & Gamble International S.C.A.	5.230	05/10/07	2,779
21,000,000	c	Procter & Gamble International S.C.A.	5.230	05/22/07	20,844
12,500,000	c	Procter & Gamble International S.C.A.	5.230	05/23/07	12,408
25,000,000	c	Procter & Gamble International S.C.A.	5.220	06/05/07	24,768
10,000,000		Rabobank USA Financial Corp	5.230	04/09/07	9,987
25,000,000		Rabobank USA Financial Corp	5.220	04/19/07	24,934
25,000,000		Rabobank USA Financial Corp	5.175	05/15/07	24,839
50,000,000		Rabobank USA Financial Corp	5.195	06/04/07	49,542
4,500,000	c	Ranger Funding Co LLC	5.255	04/03/07	4,498
10,000,000	c	Ranger Funding Co LLC	5.250	04/16/07	9,977
32,000,000	c	Ranger Funding Co LLC	5.250	04/19/07	31,911
34,890,000	c	Ranger Funding Co LLC	5.255	04/24/07	34,768
8,300,000	c	Ranger Funding Co LLC	5.250	04/25/07	8,270
34,000,000	c	Ranger Funding Co LLC	5.255	04/26/07	33,871
22,800,000	c	Ranger Funding Co LLC	5.270	04/30/07	22,700
2,748,000	c	Ranger Funding Co LLC	5.280	05/02/07	2,735
17,500,000	c	Ranger Funding Co LLC	5.265	05/04/07	17,419
10,000,000	c	Ranger Funding Co LLC	5.260	05/24/07	9,921
23,000,000	c	Ranger Funding Co LLC	5.230	06/11/07	22,764
5,700,000		Royal Bank of Canada	5.235	05/01/07	5,675
5,717,000		Royal Bank of Canada	5.220	05/08/07	5,686

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 17,000,000		Royal Bank of Canada	5.205%	06/11/07	$16,827
30,000,000		Royal Bank of Scotland plc	5.225	05/10/07	29,831
20,000,000	c	Scaldis Capital LLC	5.200	04/16/07	19,954
9,582,000	c	Scaldis Capital LLC	5.240	04/24/07	9,551
10,893,000	c	Scaldis Capital LLC	5.250	04/25/07	10,855
7,000,000	c	Scaldis Capital LLC	5.260	04/26/07	6,975
13,171,000	c	Scaldis Capital LLC	5.245	04/27/07	13,120
15,503,000	c	Scaldis Capital LLC	5.190	05/18/07	15,396
8,320,000	c	Scaldis Capital LLC	5.240	05/21/07	8,259
15,321,000	c	Scaldis Capital LLC	5.250	05/25/07	15,199
2,000,000	c	Scaldis Capital LLC	5.215	06/05/07	1,981
1,903,000	c	Scaldis Capital LLC	5.180	06/08/07	1,884
30,000,000	c	Scaldis Capital LLC	5.220	06/25/07	29,631
19,000,000	c	Scaldis Capital LLC	5.195	07/13/07	18,717
11,906,000	c	Scaldis Capital LLC	5.180	08/28/07	11,647
50,000,000	c	Sedna Finance, Inc	5.250	04/20/07	49,858
60,000,000	c	Sedna Finance, Inc	5.250	05/23/07	59,557
30,000,000	c	Sheffield Receivables Corp	5.260	04/04/07	29,982
48,000,000	c	Sheffield Receivables Corp	5.260	04/13/07	47,909
37,620,000	c	Sheffield Receivables Corp	5.240	04/20/07	37,513
50,585,000	c	Sheffield Receivables Corp	5.260	05/25/07	50,179
40,000,000	c	Shell International Finance B.V.	5.200	06/27/07	39,500
32,390,000	c	Sigma Finance, Inc	5.210	05/02/07	32,246
30,000,000	c	Sigma Finance, Inc	5.230	05/10/07	29,830
30,000,000	c	Sigma Finance, Inc	5.210	06/04/07	29,722
20,000,000	c	Sigma Finance, Inc	5.230	06/07/07	19,806
25,000,000	c	Sigma Finance, Inc	5.200	06/08/07	24,754
30,000,000	c	Sigma Finance, Inc	5.210	06/26/07	29,628
20,255,000	c	Sigma Finance, Inc	5.220	07/16/07	19,945
10,500,000	c	Sigma Finance, Inc	5.200	07/17/07	10,338
9,091,000		Societe Generale North America, Inc	5.240	04/02/07	9,088
11,500,000		Societe Generale North America, Inc	5.230	05/04/07	11,444
2,480,000		Societe Generale North America, Inc	5.240	05/08/07	2,467
29,000,000		Societe Generale North America, Inc	5.200	06/11/07	28,705
39,511,000		Societe Generale North America, Inc	5.210	06/20/07	39,058
16,000,000		Societe Generale North America, Inc	5.190	08/15/07	15,688
75,785,000		Swedish Export Credit Corp	5.230	04/12/07	75,656
15,034,000	c	Swedish Export Credit Corp	5.220	04/24/07	14,982
79,500,000		Swedish Export Credit Corp	5.220	05/07/07	79,080
25,000,000		Swedish Export Credit Corp	5.190	07/23/07	24,594
50,000,000		Toronto-Dominion Holdings USA, Inc	5.234	04/17/07	49,876
5,000,000		Toronto-Dominion Holdings USA, Inc	5.220	08/07/07	4,908
70,000,000		Toyota Motor Credit Corp	5.235	04/23/07	69,770
30,000,000		Toyota Motor Credit Corp	5.235	04/24/07	29,897
26,000,000		Toyota Motor Credit Corp	5.230	05/07/07	25,863
11,000,000		Toyota Motor Credit Corp	5.220	05/22/07	10,918
25,000,000		Toyota Motor Credit Corp	5.220	06/14/07	24,735
38,000,000		Toyota Motor Credit Corp	5.195	07/05/07	37,481
52,000,000		UBS Finance, (Delaware), Inc	5.230	04/02/07	51,985
15,000,000		UBS Finance, (Delaware), Inc	5.235	04/11/07	14,977
11,100,000		UBS Finance, (Delaware), Inc	5.240	04/24/07	11,061
640,000		UBS Finance, (Delaware), Inc	5.240	04/25/07	638
16,000,000		UBS Finance, (Delaware), Inc	5.145	05/07/07	15,915
17,060,000		UBS Finance, (Delaware), Inc	5.225	05/08/07	16,967
3,700,000		UBS Finance, (Delaware), Inc	5.235	05/15/07	3,676
10,000,000		UBS Finance, (Delaware), Inc	5.190	06/25/07	9,878

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 4,400,000		UBS Finance, (Delaware), Inc	5.150%	08/06/07	$4,320
6,300,000		UBS Finance, (Delaware), Inc	5.140	08/08/07	6,183
14,500,000		UBS Finance, (Delaware), Inc	5.200	08/10/07	14,228
25,000,000	c	Variable Funding Capital Corp	5.240	04/04/07	24,985
47,145,000	c	Variable Funding Capital Corp	5.250	04/05/07	47,111
16,000,000	c	Variable Funding Capital Corp	5.240	04/19/07	15,956
18,500,000	c	Variable Funding Capital Corp	5.240	05/02/07	18,414
40,000,000	c	Wal-Mart Stores, Inc	5.190	06/12/07	39,587
57,555,000	c	Wal-Mart Stores, Inc	5.195	06/19/07	56,903
79,930,000	c	Wal-Mart Stores, Inc	5.205	06/26/07	78,943
24,065,000	c	Wal-Mart Stores, Inc	5.180	07/31/07	23,647
16,693,000	c	Yorktown Capital LLC	5.250	04/03/07	16,686
9,105,000	c	Yorktown Capital LLC	5.250	04/09/07	9,093
6,045,000	c	Yorktown Capital LLC	5.260	04/11/07	6,035
6,380,000	c	Yorktown Capital LLC	5.250	04/12/07	6,369
25,000,000	c	Yorktown Capital LLC	5.250	04/16/07	24,942
19,000,000	c	Yorktown Capital LLC	5.250	04/20/07	18,945
6,035,000	c	Yorktown Capital LLC	5.250	04/25/07	6,013
10,000,000	c	Yorktown Capital LLC	5.255	04/27/07	9,961
9,628,000	c	Yorktown Capital LLC	5.260	05/01/07	9,584
13,249,000	c	Yorktown Capital LLC	5.255	05/10/07	13,173
35,000,000	c	Yorktown Capital LLC	5.260	05/14/07	34,775
		TOTAL COMMERCIAL PAPER			8,185,708

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 2.99%
3,530,000		Federal Home Loan Bank (FHLB)	5.159	06/01/07	3,500
15,675,000		Federal Home Loan Mortgage Corp (FHLMC)	5.075	04/10/07	15,653
30,000,000		FHLMC	5.175	04/13/07	29,944
61,210,000		FHLMC	5.110	05/25/07	60,738
11,839,000		FHLMC	5.140	05/29/07	11,741
10,808,000		FHLMC	5.135	06/18/07	10,690
4,560,000		FHLMC	5.090	07/23/07	4,488
19,240,000		FHLMC	5.100	07/24/07	18,933
9,353,000		FHLMC	5.020	09/18/07	9,132
20,000,000		Federal National Mortgage Association (FNMA)	5.160	04/25/07	19,928
14,050,000		FNMA	5.135	06/13/07	13,907
15,396,000		FNMA	5.135	06/20/07	15,224
41,924,000		FNMA	5.145	06/27/07	41,412
26,865,000		FNMA	5.090	07/11/07	26,486
20,465,000		FNMA	5.105	07/18/07	20,156
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			301,932

VARIABLE NOTES - 3.77% (i)
17,890,000		International Business Machines Corp	5.363	06/28/07	17,893
20,000,000		National City Bank	5.315	05/11/07	19,997
19,000,000		National City Bank of Indiana	5.365	06/04/07	19,002
50,000,000		PNC Bank NA	5.265	01/02/08	50,005
50,000,000		Suntrust Bank	5.290	05/01/07	50,001
35,000,000		Suntrust Bank	5.265	09/27/07	35,004
16,500,000		US Bank NA	5.290	11/30/07	16,496
40,000,000		US Bank NA	5.290	12/05/07	39,993
37,300,000		US Bank NA	5.255	02/08/08	37,282
75,000,000		Wells Fargo & Co	5.370	03/10/08	75,035
18,900,000		Wells Fargo & Co	5.380	03/10/08	18,909
		TOTAL VARIABLE NOTES			379,617

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

		VALUE
		(000)

	TOTAL SHORT-TERM INVESTMENTS	$10,055,046
	(Cost $10,055,625)

	TOTAL PORTFOLIO - 99.80%	10,055,046
	(Cost $10,055,625)
	OTHER ASSETS & LIABILITIES, NET - 0.20%	19,674

	NET ASSETS - 100.00%	$10,074,720

	The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company

	Cost amounts are in thousands.

c	Commercial Paper issued under the private placement exemption under Section 4(2)
	of the Securities Act of 1933.
i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2007.

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the Accounts use more specific industry categories in following
	their investment limitations on industry concentration.

Item 2. Controls and Procedures.

     (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: May 29, 2007	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 29, 2007	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: May 29, 2007	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and
Chief Financial Officer,
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer